UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-80481
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☑
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-2716
Amendment No. 24	☑
(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated May 1, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The following changes apply to your prospectus:

Your prospectus offers the following underlying mutual funds as investment options under your contract.  Effective June 6, 2008, these underlying mutual funds will undergo a name change:

CURRENT NAME	NEW NAME
Wells Fargo Advantage Funds – Common Stock Fund: Class Z	Wells Fargo Advantage Funds – Common Stock Fund: Investor Class
Wells Fargo Advantage Funds – Mid Cap Growth Fund: Class Z	Wells Fargo Advantage Funds – Mid Cap Growth Fund: Investor Class

The Best of America® Successor SM
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2008) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 31.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

•	AIM Dynamics Fund: Investor Class
•	AIM Small Cap Growth Fund: Investor Class
•	American Century Growth: Investor Class
•	American Century Income & Growth: Advisor Class
•	American Century Life Sciences Fund: Investor Class
•	American Century Short Term Government: Investor Class
•	American Century Ultra: Investor Class
•	Dreyfus Appreciation Fund, Inc.
•	Dreyfus Premier Balanced Opportunity Fund: Class Z
•	Federated High Yield Trust*
•	Federated Income Securities Trust – Federated Intermediate Corporate Bond Fund: Institutional Service Shares
•	Fidelity Advisor Equity Growth Fund: Class A
•	Fidelity Advisor Equity Income Fund: Class A*
•	Fidelity Advisor Growth Opportunities Fund: Class A
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R†
•	Franklin Balance Sheet Investment Fund: Class A
•	Franklin Mutual Series Fund, Inc. – Mutual Shares Fund: Class A*
•	Franklin Small-Mid Cap Growth Fund: Class A
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3†
•	Nationwide Bond Index Fund: Class A
•	Nationwide Fund: Class D
•	Nationwide Government Bond Fund: Class D
•	Nationwide Growth Fund: Class A
•	Nationwide Large Cap Value Fund: Class A

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•	Nationwide Mid Cap Market Index Fund: Class A
•	Nationwide Money Market Fund: Service Class
•	Nationwide NMF Investor Destinations Funds: Service Class
➢	Nationwide NMF Investor Destinations Conservative Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderate Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class
➢	Nationwide NMF Investor Destinations Aggressive Fund: Service Class
•	Nationwide S&P 500® Index Fund: Service Class
•	Nationwide Small Cap Index Fund: Class A
•	Nationwide Variable Insurance Trust – JPMorgan NVIT Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund- Class VI†
•	Neuberger Berman Genesis Fund: Trust Class
•	Neuberger Berman Socially Responsive Fund: Trust Class
•	Oppenheimer Capital Appreciation Fund: Class A
•	Oppenheimer Champion Income Fund: Class A*
•	Oppenheimer Strategic Income Fund: Class A*
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4†
•	PIMCO Total Return Fund: Class A
•	Putnam Voyager Fund: Class A
•	Van Kampen Growth & Income Fund: Class A*
•	Van Kampen Mid Cap Growth Fund: Class A*
•	Waddell & Reed Advisors Small Cap Fund: Class A
•	Wells Fargo Advantage Growth Fund: Investor Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV†

The following underlying mutual fund is only available in contracts for which good order applications were received before January 12, 2007:

•	Van Kampen Real Estate Securities Fund: Class A*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

•	Dreyfus Premier Third Century Fund, Inc.: Class Z
•	Janus Adviser Balanced Fund: Class S*
•	Nationwide Small Cap Fund: Class A
•	Nationwide Value Opportunities Fund: Class A
•	Wells Fargo Advantage Common Stock Fund: Class Z
•	Wells Fargo Advantage Growth and Income Fund: Investor Class
•	Wells Fargo Advantage Mid Cap Growth Fund: Class Z

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2003:

•	AIM Basic Balanced Fund: Investor Class
•	Federated Bond Fund: Class F Shares*
•	Federated Equity Income Fund, Inc.: Class F Shares
•	Fidelity Advisor Balanced Fund: Class A
•	Fidelity Advisor High Income Advantage Fund: Class T*
•	Lazard U.S. Small Cap Equity Portfolio: Open Shares
•	Nationwide Bond Fund: Class D
•	Neuberger Berman Guardian Fund: Trust Class
•	Neuberger Berman Partners Fund: Trust Class

The following underlying mutual funds are only available in contracts for which good order applications were received before October 31, 2001:

•	Janus Fund*
•	Janus Twenty Fund*

The following underlying mutual funds are only available in contracts for which good order applications were received before October 2, 2000:

•	Dreyfus Emerging Leaders Fund
•	Janus Worldwide Fund

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

•	American Century International Growth Fund: Class A
•	Fidelity Advisor Overseas Fund: Class A
•	Janus Adviser International Growth Fund: Class S*
•	Janus Adviser Worldwide Fund: Class S*
•	Nationwide International Index Fund: Class A
•	Oppenheimer Global Fund: Class A
•	Putnam International Equity Fund: Class A
•	Templeton Foreign Fund: Class A

Effective December 19, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

•	Nationwide Growth Fund: Class D

†These underlying mutual funds assess a short-term trading fee

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

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Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

Contract value- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC- Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents
Page
Glossary of Special Terms	3
Table of Contents	4
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	8
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	9
Financial Statements	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
CDSC Options
Reduced Purchase Payment Option
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Removal of Variable Account Charges	18
Ownership Rights	18
Contract Owner
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	19
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Redemption Fees
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke	22
Surrender (Redemption) Prior to Annuitization	22
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Assignment	22

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Table of Contents (continued)
Page
Services	22
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	23
Annuitizing the Contract	23
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options ("GMIB")
Annuity Payment Options
Death Benefits	26
Death of Contract/Owner Annuitant
Death Benefit Payment
Statements and Reports	28
Legal Proceedings	28
Table of Contents of Statement of Additional Information	31
Appendix A: Underlying Mutual Funds	32
Appendix B: Condensed Financial Information	41
Appendix C: Contract Types and Tax Information	69

5

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Standard Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	0%[1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[3]
Mortality and Expense Risk Charge									1.20%
CDSC Options (an applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses)
7 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered)									(0.25%)
Range of 7 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Total Variable Account Charges (including this option only)									0.95%

5 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered)									(0.10%)

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%

Total Variable Account Charges (including this option only)	1.10%

Reduced Purchase Payment Option
Reduced Purchase Payment Option Total Variable Account Charges	0.25%[4] 1.45%
Reduced Purchase Payment Option (in Oregon only) Total Variable Account Charges (in Oregon only)	0.30%[5] 1.50%
Death Benefit Options beginning January 2, 2001 (an applicant may elect one Death Benefit Option as a replacement for the standard death benefit)
Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.15% 1.35%
Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.20% 1.40%

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Recurring Contract Expenses (continued)
Death Benefit Options available for contracts issued prior to January 2, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications (applicants may elect one or both):

Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.30%
Guaranteed Minimum Income Benefit Options[6] For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Reduced Purchase Payment Option (in Oregon)	0.30%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.55%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.57%	1.65%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 The standard contract does not include a CDSC.  However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses.

2Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3 These charges apply only to sub-account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

4 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  Not available in Oregon.

5 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In Oregon only.

6 Effective May 1, 2003, these options are no longer available.

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Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.65%)	1,071	1,781	2,501	4,529	441	1,331	2,231	4,529	*	1,331	2,231	4,529
Minimum Total Underlying Mutual Fund Operating Expenses (0.57%)	958	1,450	1,965	3,542	328	1,000	1,695	3,542	*	1,000	1,695	3,542

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.
Synopsis of the Contracts

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

•	Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*

•	Roth IRAs;

•	Simplified Employee Pension (SEP IRAs); and

•	Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000.  Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses.  An optional CDSC schedule may only be elected at the time of application.  If the contract owner has elected one of the CDSC options, Nationwide will reduce the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application.  For contracts issued on or after the later of January 2, 2001, or the date on which state insurance authorities approve applicable contract modifications,

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Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001, or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See “Right to Revoke” later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained free of charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities, and retirement products.  It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

9

Investing in the Contract

The Variable Account and Underlying Mutual Funds

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on March 3, 1976, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account.

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Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7), or ten (10) years.  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation

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arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust and/or Nationwide Mutual Funds) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher

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contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

Nationwide may realize a profit from the Mortality and Expense Risk Charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

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•	surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

1)	optional benefits must be elected at the time of application;

2)	optional benefits, once elected, may not be terminated; and

3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

However, if the contract owner has chosen an optional CDSC schedule, Nationwide will reduce variable account annual expenses.  In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract.  For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract.  Nationwide may realize a profit from this charge.  The 7 Year CDSC schedule is as follows:

7 Year CDSC Schedule

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

5 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract.  Nationwide may realize a profit from this charge.  The 5 Year CDSC schedule is as follows:

5 Year CDSC Schedule

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)	the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value; or

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

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2)	upon payment of a death benefit; or

3)	from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Reduced Purchase Payment Option

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  Nationwide may realize a profit from this charge.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1)	the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2)	during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.

The following benefits are available for contracts issued on or after the later of January 2, 2001, or the date on which state insurance authorities approve applicable contract modifications.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

•	0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

•	0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

•	0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects.  Nationwide may realize a profit from the charges assessed for these options.  Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

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One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature – there is no additional charge for this feature.  The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	the spouses must be co-annuitants;

3)	both co-annuitants must be age 85 or younger at the time of issue;

4)	the spouses must each be named as beneficiaries;

5)	no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide’s home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge.  If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied.  If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1)	the third contract anniversary has passed; and

2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

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4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

The following benefits are available for contracts issued prior to January 2, 2001, or on a date prior to which state insurance authorities approve the contract modifications listed above.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.  Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.  Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)	terminate the contract; or

b)	continue the contract in accordance with the "Required Distributions" section (see, "Appendix C: Contract Types and Tax Information").

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

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b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership Rights

Contract Owner

The contract owner and the annuitant must be the same person for contracts described in this prospectus.  The contract owner has all rights under the contract.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.

Beneficiary and Contingent Beneficiary

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.

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The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date.  The annuitant can name more than one beneficiary.  The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant’s estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000.  Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.  The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.
Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance

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of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner.  The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by this process and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

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U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option), will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

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Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will return purchase payments paid.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death.  Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to a subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account annual expenses;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

Assignment

Contract rights may not be assigned.

Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

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Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the

•	Nationwide Money Market Fund: Service Class

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.  If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)	the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value;

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Before the annuitization date, the contract owner must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

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Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising the Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Annuity payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Guaranteed Minimum Income Benefit Options ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

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Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

b)
is the reductions to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

•	An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

•	The contract is issued to a male at age 55, 65, or 70; and

•	A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

7 Years in Accumulation
$140,710.04 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	62	$4.72	$664.15
65	72	$5.96	$838.63
70	77	$6.79	$955.42

10 Years in Accumulation
$162,889.46 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	65	$5.03	$819.33
65	75	$6.44	$1,049.01
70	80	$7.32	$1,192.35

15 Years in Accumulation
$200,000.00 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	70	$5.66	$1,132.00
65	80	$7.32	$1,464.00
70	85	$8.18	$1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them.  The guaranteed purchase rates assumed in the illustrations may not apply in some states.  Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options.  Where different guaranteed purchase rates apply, GMIB amounts shown will be different.  In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates.  Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for seven years; and

2)	the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

•	The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

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Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.
♦A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.
♦Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.
♦The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.
♦Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.
♦GMIB may not be approved in all states.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

Death Benefits

Death of Contract Owner/Annuitant

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

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1)	the contract value; or

2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001, or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001, or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001, or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001, or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

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Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas

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from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified

29

compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 2716

Securities Act of 1933 Registration File No. 333-80481

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Basic Balanced Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long term growth of capital and current income.

AIM Dynamics Fund: Investor Class
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AIM Small Cap Growth Fund: Investor Class
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

American Century Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth: Advisor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

American Century International Growth Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Life Sciences Fund: Investor Class
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Short Term Government: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S.
government securities.

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American Century Ultra: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Dreyfus Appreciation Fund, Inc.
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Emerging Leaders Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Dreyfus Premier Balanced Opportunity Fund: Class Z
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	EACM Advisers/Boston Company Asset Management/Standish Mellon
Investment Objective:	High total return through a combination of capital appreciation and current income.

Dreyfus Premier Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	Capital growth with current income as a secondary goal.

Federated Bond Fund: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of

Federated Equity Income Fund, Inc.: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Above average income and capital appreciation.

Federated High Yield Trust
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Advisor Balanced Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and growth of capital.

33

Fidelity Advisor Equity Growth Fund: Class A
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Advisor Equity Income Fund: Class A
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

Fidelity Advisor Growth Opportunities Fund: Class A
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.

Fidelity Advisor Overseas Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Balance Sheet Investment Fund: Class A
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	High total return of which capital appreciation and income are components.

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, with income as a secondary goal.

Franklin Small-Mid Cap Growth Fund: Class A
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Adviser Balanced Fund: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth,consistent with preservation of capital and balanced by current income.

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Janus Adviser International Growth Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Adviser Worldwide Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth of capital in a manner consistent with the preservation of capital.

Janus Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

Janus Twenty Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Worldwide Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

Lazard U.S. Small Cap Equity Portfolio: Open Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Bond Fund: Class D
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with preserving capital.

Nationwide Bond Index Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Match performance of Lehman Brothers Aggregate Bond Index.

Nationwide Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreication and current income.

Nationwide Government Bond Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level current income as is consistent with preserving capital.

35

Nationwide Growth Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Insitutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	Long-term capital appreciation.

Nationwide Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Insitutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	Long-term capital appreciation.

Nationwide International Index Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital
International Europe, Australasia and Far East Index Capital ("MSCI EAFE
Index") as closely as possible before the deduction of fund expenses.

Nationwide Large Cap Value Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Maximize total return, consisting of both capital appreciation and current income.

Nationwide Mid Cap Market Index Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Match performance of the S&P Mid Cap 400® Index.

Nationwide Money Market Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide NMF Investor Destinations Aggressive Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return for a given level of risk by seeking growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NMF Investor Destinations Funds for more information.

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Nationwide NMF Investor Destinations Conservative Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderate Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return for a given level of risk by seeking both growth of capital income and income.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return for a given level or risk by seeking growth of capital, as well as income.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NMF Investor Destinations Funds for more information.

Nationwide S&P 500® Index Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the S&P
500 Composite Stock Price Index.

Nationwide Small Cap Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Insitutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	Long-term capital appreciation.

Nationwide Small Cap Index Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Match performance of the Russell 2000® Index.

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Nationwide Value Opportunities Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; AIM Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Genesis Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Guardian Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Capital Appreciation Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Champion Income Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the fund's manager believes do not involve undue risk; its secondary objective is capital growth when consistent with its primary objective.

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

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Oppenheimer Strategic Income Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High current income by investing mainly in debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

PIMCO Total Return Fund: Class A
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Putnam International Equity Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Voyager Fund: Class A
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Van Kampen Growth & Income Fund: Class A
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek income and long-term growth of capital.

Van Kampen Mid Cap Growth Fund: Class A
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth.

Van Kampen Real Estate Securities Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before January 12, 2007
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek long-term growth of capital. Current income is the secondary investment objective.

Waddell & Reed Advisors Small Cap Fund: Class A
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Growth of capital.

Wells Fargo Advantage Common Stock Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

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Wells Fargo Advantage Growth and Income Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Matrix Asset Advisors, Inc.
Investment Objective:	Total return.

Wells Fargo Advantage Growth Fund: Investor Class
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Mid Cap Growth Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

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Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2007 (2.55%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035

writing:                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

   checking on-line at:                                       www.nationwide.com

The following underlying mutual funds were added to the variable account on May 1, 2008, therefore, no Condensed Financial Information is available:

American Century Life Sciences Fund: Investor Class

Nationwide Variable Insurance Trust ("NVIT")

•	NVIT Multi-Manager International Growth Fund: Class VI

No Additional Contract Options Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.271302	11.437635	1.48%	1,690	2007
	10.282345	11.271302	9.62%	5,948	2006
	10.000000	10.282345	2.82%	8,423	2005*

AIM Dynamics Fund: Investor Class	7.276062	8.096351	11.27%	78,869	2007
	6.303696	7.276062	15.43%	78,741	2006
	5.766363	6.303696	9.32%	77,106	2005
	5.200689	5.766363	10.88%	81,273	2004
	3.797162	5.200689	36.96%	119,796	2003
	5.728945	3.797162	-33.72%	92,435	2002
	8.618967	5.728945	-33.53%	109,091	2001
	10.000000	8.618967	-13.81%	64,128	2000*

AIM Small Cap Growth Fund: Investor Class	10.224424	11.279737	10.32%	16,865	2007
	10.000000	10.224424	2.24%	18,527	2006

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Growth: Investor Class	7.029318	8.283857	17.85%	13,237	2007
	6.574319	7.029318	6.92%	18,483	2006
	6.330750	6.574319	3.85%	14,128	2005
	5.815324	6.330750	8.86%	18,635	2004
	4.719072	5.815324	23.23%	26,286	2003
	6.449502	4.719072	-26.83%	27,964	2002
	8.006373	6.449502	-19.45%	24,480	2001
	10.000000	8.006373	-19.94%	18,894	2000*

American Century Income & Growth: Advisor Class	11.043112	10.878965	-1.49%	66,144	2007
	9.539887	11.043112	15.76%	76,976	2006
	9.213789	9.539887	3.54%	104,972	2005
	8.252939	9.213789	11.64%	92,082	2004
	6.442445	8.252939	28.10%	85,506	2003
	8.090015	6.442445	-20.37%	70,142	2002
	8.939837	8.090015	-9.51%	65,887	2001
	10.000000	8.939837	-10.60%	28,545	2000*

American Century International Growth Fund: Class A	9.805246	11.352951	15.78%	13,733	2007
	7.937506	9.805246	23.53%	15,823	2006
	7.087782	7.937506	11.99%	18,258	2005
	6.220231	7.087782	13.95%	18,371	2004
	5.019457	6.220231	23.92%	23,512	2003
	6.293419	5.019457	-20.24%	17,596	2002
	8.703964	6.293419	-27.69%	13,166	2001
	10.000000	8.703964	-12.96%	10,521	2000*

American Century Short Term Government: Investor Class	12.116892	12.765600	5.35%	39,313	2007
	11.761676	12.116892	3.02%	50,416	2006
	11.679853	11.761676	0.70%	57,900	2005
	11.714647	11.679853	-0.30%	58,233	2004
	11.696579	11.714647	0.15%	76,777	2003
	11.221121	11.696579	4.24%	65,399	2002
	10.573184	11.221121	6.13%	33,476	2001
	10.000000	10.573184	5.73%	8,134	2000*

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.830693	8.242085	20.66%	71,755	2007
	7.130149	6.830693	-4.20%	89,629	2006
	7.049066	7.130149	1.15%	126,831	2005
	6.429116	7.049066	9.64%	145,914	2004
	5.158453	6.429116	24.63%	186,939	2003
	6.776523	5.158453	-23.88%	131,889	2002
	8.012883	6.776523	-15.43%	150,587	2001
	10.000000	8.012883	-19.87%	141,363	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.623843	18.244654	16.77%	11,764	2007
	12.632342	15.623843	23.68%	5,705	2006
	11.288648	12.632342	11.90%	1,558	2005
	10.000000	11.288648	12.89%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.736564	11.329846	5.53%	51,096	2007
	9.323169	10.736564	15.16%	70,298	2006
	9.038190	9.323169	3.15%	106,646	2005
	8.643389	9.038190	4.57%	115,254	2004
	7.248454	8.643389	19.24%	128,837	2003
	8.832242	7.248454	-17.93%	61,125	2002
	9.991471	8.832242	-11.60%	92,105	2001
	10.000000	9.991471	-0.09%	55,201	2000*

Dreyfus Emerging Leaders Fund	13.029176	11.493701	-11.78%	0	2007
	12.285418	13.029176	6.05%	747	2006
	11.360774	12.285418	8.14%	747	2005
	10.040845	11.360774	13.15%	747	2004
	7.267637	10.040845	38.16%	747	2003
	9.190358	7.267637	-20.92%	747	2002
	10.299752	9.190358	-10.77%	1,134	2001
	10.000000	10.299752	3.00%	1,282	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.741459	11.182641	4.11%	13,427	2007
	9.900993	10.741459	8.49%	13,388	2006
	10.129497	9.900993	-2.26%	13,927	2005
	10.000000	10.129497	1.29%	14,979	2004*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.621751	7.054108	6.53%	2,241	2007
	6.132711	6.621751	7.97%	3,727	2006
	5.983934	6.132711	2.49%	5,143	2005
	5.703293	5.983934	4.92%	3,548	2004
	4.574388	5.703293	24.68%	3,528	2003
	6.539025	4.574388	-30.04%	2,417	2002
	8.654874	6.539025	-24.45%	38,237	2001
	10.000000	8.654874	-13.45%	38,237	2000*

Federated Bond Fund: Class F Shares	14.711204	15.307006	4.05%	18,260	2007
	14.034544	14.711204	4.82%	6,668	2006
	13.906918	14.034544	0.92%	7,070	2005
	13.148666	13.906918	5.77%	7,861	2004
	11.761005	13.148666	11.80%	11,882	2003
	11.104428	11.761005	5.91%	13,937	2002
	10.446497	11.104428	6.30%	19,305	2001
	10.000000	10.446497	4.46%	6,543	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.376621	10.467758	0.88%	5,735	2007
	8.539330	10.376621	21.52%	5,735	2006
	8.368710	8.539330	2.04%	1,723	2005
	7.478763	8.368710	11.90%	1,723	2004
	6.092039	7.478763	22.76%	4,547	2003
	7.633153	6.092039	-20.19%	1,723	2002
	8.688905	7.633153	-12.15%	0	2001
	10.000000	8.688905	-13.11%	0	2000*

Federated High Yield Trust	13.402219	13.692751	2.17%	14,096	2007
	12.166491	13.402219	10.16%	14,384	2006
	11.991578	12.166491	1.46%	21,782	2005
	10.845246	11.991578	10.57%	19,097	2004
	8.915066	10.845246	21.65%	21,857	2003
	8.995104	8.915066	-0.89%	4,584	2002
	9.256360	8.995104	-2.82%	2,138	2001
	10.000000	9.256360	-7.44%	3,453	2000*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.337735	13.970052	4.74%	17,635	2007
	12.910869	13.337735	3.31%	25,361	2006
	12.772047	12.910869	1.09%	28,659	2005
	12.492144	12.772047	2.24%	28,580	2004
	11.893675	12.492144	5.03%	12,521	2003
	11.025342	11.893675	7.88%	9,390	2002
	10.366304	11.025342	6.36%	8,072	2001
	10.000000	9.256360	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.749254	12.625429	7.46%	12,118	2007
	10.636564	11.749254	10.46%	13,792	2006
	10.199492	10.636564	4.29%	19,432	2005
	9.789230	10.199492	4.19%	30,864	2004
	8.384547	9.789230	16.75%	32,610	2003
	9.281568	8.384547	-9.66%	30,367	2002
	9.535378	9.281568	-2.66%	33,818	2001
	10.000000	9.535378	-4.65%	5,901	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.207145	9.016501	25.11%	52,982	2007
	6.829165	7.207145	5.53%	67,450	2006
	6.542399	6.829165	4.38%	78,251	2005
	6.422366	6.542399	1.87%	107,995	2004
	4.909408	6.422366	30.82%	113,979	2003
	7.134728	4.909408	-31.19%	60,496	2002
	8.778524	7.134728	-18.73%	36,401	2001
	10.000000	8.778524	-12.21%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	15.653430	16.057319	2.58%	92,326	2007
	13.498517	15.653430	15.96%	111,028	2006
	12.804867	13.498517	5.42%	142,354	2005
	11.530143	12.804867	11.06%	147,647	2004
	9.041160	11.530143	27.53%	156,130	2003
	10.802783	9.041160	-16.31%	96,630	2002
	11.153342	10.802783	-3.14%	65,679	2001
	10.000000	11.153342	11.53%	17,586	2000*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	8.346614	10.173714	21.89%	3,949	2007
	8.022995	8.346614	4.03%	3,743	2006
	7.456168	8.022995	7.31%	5,193	2005
	7.029714	7.456168	6.07%	14,655	2004
	5.484944	7.029714	28.16%	14,208	2003
	7.130415	5.484944	-23.08%	10,343	2002
	8.471403	7.130415	-15.83%	10,871	2001
	10.000000	8.471403	-15.29%	9,358	2000*

Fidelity Advisor High Income Advantage Fund: Class T	16.178209	16.380381	1.25%	21,491	2007
	14.129484	16.178209	14.50%	31,947	2006
	13.635551	14.129484	3.62%	35,061	2005
	11.985781	13.635551	13.76%	42,539	2004
	8.424851	11.985781	42.27%	49,704	2003
	8.862640	8.424851	-4.94%	35,327	2002
	9.055246	8.862640	-2.13%	4,378	2001
	10.000000	9.055246	-9.45%	4,427	2000*

Fidelity Advisor Overseas Fund: Class A	12.262247	14.212532	15.90%	286	2007
	10.407163	12.262247	17.83%	286	2006
	9.191148	10.407163	13.23%	6,583	2005
	8.211656	9.191148	11.93%	11,161	2004
	5.744635	8.211656	42.94%	10,757	2003
	7.261801	5.744635	-20.89%	2,717	2002
	9.179810	7.261801	-20.89%	1,607	2001
	10.000000	9.179810	-8.20%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.183864	17.604506	15.94%	27,013	2007
	13.011372	15.183864	16.70%	19,446	2006
	11.062514	13.011372	17.62%	6,058	2005
	10.000000	11.062514	10.63%	8,053	2004*

Franklin Balance Sheet Investment Fund: Class A	23.426511	22.423698	-4.28%	73,267	2007
	20.326737	23.426511	15.25%	53,696	2006
	18.503384	20.326737	9.85%	41,829	2005
	14.908237	18.503384	24.12%	32,924	2004
	11.615476	14.908237	28.35%	27,343	2003
	12.470576	11.615476	-6.86%	11,907	2002
	10.697280	12.470576	16.58%	7,277	2001
	10.000000	10.697280	6.97%	0	2000*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	18.230359	18.592714	1.99%	115,639	2007
	15.600161	18.230359	16.86%	100,346	2006
	14.319913	15.600161	8.94%	108,577	2005
	12.739043	14.319913	12.42%	106,905	2004
	10.191797	12.738043	24.98%	104,730	2003
	11.587095	10.191797	-12.04%	73,324	2002
	11.043068	11.587095	4.93%	48,422	2001
	10.000000	11.043068	10.43%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.349628	9.235000	10.60%	92,270	2007
	7.839882	8.349628	6.50%	152,694	2006
	7.159818	7.839882	9.50%	185,617	2005
	6.394733	7.159818	11.96%	188,534	2004
	4.689230	6.394733	36.37%	164,688	2003
	6.722932	4.689230	-30.25%	93,847	2002
	8.541275	6.722932	-21.29%	61,740	2001
	10.000000	8.541275	-14.59%	28,023	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.161349	17.336028	14.34%	22,698	2007
	12.601840	15.161349	20.31%	24,629	2006
	11.551866	12.601840	9.09%	20,235	2005
	10.000000	11.551866	15.52%	12,056	2004*

Janus Adviser Balanced Fund: Class S	12.066887	13.128729	8.80%	33,310	2007
	11.035144	12.066887	9.35%	43,996	2006
	10.347445	11.035144	6.65%	44,172	2005
	9.635732	10.347445	7.39%	41,972	2004
	8.533019	9.635732	12.92%	79,916	2003
	9.220558	8.533019	-7.46%	68,954	2002
	9.783183	9.220558	-5.75%	20,609	2001
	10.000000	9.783183	-2.17%	350	2000*

Janus Adviser International Growth Fund: Class S	14.904449	18.621489	24.94%	0	2007
	10.403827	14.904449	43.26%	0	2006
	7.973365	10.403827	30.48%	0	2005
	6.716485	7.973365	18.71%	0	2004
	5.031164	6.716485	33.50%	0	2003
	6.829199	5.031164	-26.33%	0	2002
	8.929608	6.829199	-23.52%	0	2001
	10.000000	8.929608	-10.70%	0	2000*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	7.778184	8.390924	7.88%	12,965	2007
	6.715480	7.778184	15.82%	15,032	2006
	6.391797	6.715480	5.06%	21,646	2005
	6.161469	6.391797	3.74%	23,922	2004
	5.064214	6.161469	21.67%	44,551	2003
	6.909361	5.064214	-26.71%	42,954	2002
	8.838918	6.909361	-21.83%	39,243	2001
	10.000000	8.838918	-11.61%	17,539	2000*

Janus Fund	6.397286	7.300685	14.12%	61,560	2007
	5.840016	6.397286	9.54%	69,042	2006
	5.670205	5.840016	2.99%	84,641	2005
	5.468299	5.670205	3.69%	87,927	2004
	4.191664	5.468299	30.46%	98,325	2003
	5.842114	4.191664	-28.25%	101,949	2002
	7.982384	5.842114	-26.81%	131,732	2001
	10.000000	7.982384	-20.18%	50,813	2000*

Janus Twenty Fund	6.665904	8.975141	34.64%	63,845	2007
	5.992652	6.665904	11.23%	67,420	2006
	5.529139	5.992652	8.38%	70,772	2005
	4.505613	5.529139	22.72%	91,358	2004
	3.630109	4.505613	24.12%	140,909	2003
	4.823650	3.630109	-24.74%	164,145	2002
	6.879094	4.823650	-29.88%	255,259	2001
	10.000000	6.879094	-31.21%	181,852	2000*

Janus Worldwide Fund	6.940882	7.509235	8.19%	318	2007
	5.943464	6.940882	16.78%	318	2006
	5.669137	5.943464	4.84%	1,009	2005
	5.423269	5.669137	4.53%	1,009	2004
	4.407161	5.423269	23.06%	1,011	2003
	6.013992	4.407161	-26.72%	11,060	2002
	7.873214	6.013992	-23.61%	81,297	2001
	10.000000	7.873214	-21.27%	88,079	2000*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard U.S. Small Cap Equity Portfolio: Open Shares	19.003136	17.579114	-7.49%	5,504	2007
	16.429554	19.003136	15.66%	5,429	2006
	15.959931	16.429554	2.94%	4,663	2005
	14.023752	15.959931	13.81%	5,049	2004
	10.217966	14.023752	37.25%	7,527	2003
	12.553546	10.217966	-18.60%	9,038	2002
	10.769748	12.553546	16.56%	7,669	2001
	10.000000	10.769748	7.70%	1,762	2000*

Nationwide Bond Fund: Class D	14.437711	15.172558	5.09%	5,072	2007
	13.961832	14.437711	3.41%	13,639	2006
	13.668177	13.961832	2.15%	16,787	2005
	13.163690	13.668177	3.83%	17,890	2004
	12.491862	13.163690	5.38%	19,054	2003
	11.541979	12.491862	8.23%	19,274	2002
	10.608876	11.541979	8.80%	7,469	2001
	10.000000	10.608876	6.09%	392	2000*

Nationwide Bond Index Fund: Class A	13.159918	13.857261	5.30%	2,622	2007
	12.805853	13.159918	2.76%	3,485	2006
	12.691418	12.805853	0.90%	5,139	2005
	12.352129	12.691418	2.75%	4,428	2004
	12.086750	12.352129	2.20%	3,550	2003
	11.148665	12.086750	8.41%	1,369	2002
	10.504913	11.148665	6.13%	202	2001
	10.000000	10.504913	5.05%	0	2000*

Nationwide Government Bond Fund: Class D	13.990059	14.929079	6.71%	71,979	2007
	13.599104	13.990059	2.87%	82,419	2006
	13.358305	13.599104	1.80%	86,084	2005
	13.039627	13.358305	2.44%	134,110	2004
	12.919549	13.039627	0.93%	130,669	2003
	11.752975	12.919549	9.93%	139,705	2002
	10.987054	11.752975	6.97%	75,180	2001
	10.000000	10.987054	9.87%	5,241	2000*

Nationwide Growth Fund: Class A	11.988081	14.162984	18.14%	3,950	2007
	11.417691	11.988081	5.00%	4,148	2006
	10.862922	11.417691	5.11%	11,028	2005
	10.174135	10.862922	6.77%	12,049	2004
	10.000000	10.174135	1.74%	6,389	2003*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Growth Fund: Class D	5.836968	6.914254	18.46%	6,721	2007
	5.542961	5.836968	5.30%	6,721	2006
	5.251820	5.542961	5.54%	13,864	2005
	4.904327	5.251820	7.09%	13,864	2004
	3.722127	4.904327	31.76%	18,265	2003
	5.270727	3.722127	-29.38%	0	2002
	7.369169	5.270727	-28.48%	4,350	2001
	10.000000	7.369169	-26.31%	4,350	2000*

Nationwide International Index Fund: Class A	13.518873	14.749794	9.11%	0	2007
	10.863448	13.518873	24.44%	0	2006
	9.661542	10.863448	12.44%	0	2005
	8.187391	9.661542	18.01%	0	2004
	6.031974	8.187391	35.73%	0	2003
	7.399695	6.031974	-18.48%	0	2002
	9.642410	7.399695	-23.26%	0	2001
	10.000000	9.642410	-3.58%	0	2000*

Nationwide Large Cap Value Fund: Class A	16.836043	16.256693	-3.44%	25,618	2007
	14.042346	16.836043	19.89%	24,444	2006
	13.164273	14.042346	6.26%	11,597	2005
	11.468670	13.164273	14.78%	13,000	2004
	9.043656	11.468670	26.81%	18,984	2003
	10.590508	9.043656	-14.61%	7,275	2002
	11.229368	10.590508	-5.69%	7,889	2001
	10.000000	11.229368	12.29%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.634970	15.544935	6.22%	42,744	2007
	13.484055	14.634970	8.54%	51,159	2006
	12.173694	13.484055	10.76%	28,272	2005
	10.633602	12.173694	14.48%	23,073	2004
	7.988701	10.633602	33.11%	19,761	2003
	9.519402	7.988701	-16.08%	11,511	2002
	9.785451	9.519402	-2.72%	639	2001
	10.000000	9.785451	-2.15%	0	2000*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	11.037904	11.451798	3.75%	344,009	2007
	10.675956	11.037904	3.39%	269,533	2006
	10.508286	10.675956	1.60%	93,191	2005
	10.537802	10.508286	-0.28%	64,254	2004
	10.585603	10.537802	-0.45%	81,528	2003
	10.580827	10.585603	0.05%	141,507	2002
	10.332702	10.580827	2.40%	208,916	2001
	10.000000	10.332702	3.33%	15,275	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	12.020689	12.542316	4.34%	127,134	2007
	11.436384	12.020689	5.11%	91,657	2006
	11.188041	11.436384	2.22%	75,496	2005
	10.781041	11.188041	3.78%	66,831	2004
	10.110988	10.781041	6.63%	47,517	2003
	10.155205	10.110988	-0.44%	16,013	2002
	10.039080	10.155205	1.16%	0	2001
	10.000000	10.039080	0.39%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	12.205179	12.788196	4.78%	80,997	2007
	11.356842	12.205179	7.47%	87,270	2006
	10.981815	11.356842	3.41%	75,762	2005
	10.355850	10.981815	6.04%	74,053	2004
	9.209082	10.355850	12.45%	53,427	2003
	9.709012	9.209082	-5.15%	0	2002
	9.917994	9.709012	-2.11%	0	2001
	10.000000	9.917994	-0.82%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	12.184429	12.739403	4.55%	226,471	2007
	11.043561	12.184429	10.33%	344,991	2006
	10.577743	11.043561	4.40%	318,500	2005
	9.760110	10.577743	8.38%	153,858	2004
	8.231400	9.760110	18.57%	35,642	2003
	9.188044	8.231400	-10.41%	27,423	2002
	9.739100	9.188044	-5.66%	18,207	2001
	10.000000	9.739100	-2.61%	0	2000*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.276640	12.910565	5.16%	69,008	2007
	10.829923	12.276640	13.36%	59,423	2006
	10.214734	10.829923	6.02%	59,022	2005
	9.199831	10.214734	11.03%	35,789	2004
	7.353261	9.199831	25.11%	25,892	2003
	8.676240	7.353261	-15.25%	3,932	2002
	9.603495	8.676240	-9.66%	0	2001
	10.000000	9.603495	-3.97%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Service Class	12.217348	12.813474	4.88%	33,011	2007
	10.557726	12.217348	15.72%	25,890	2006
	9.883275	10.557726	6.82%	21,823	2005
	8.752362	9.883275	12.92%	8,665	2004
	6.709728	8.752362	30.44%	1,428	2003
	8.301650	6.709728	-19.18%	162	2002
	9.465217	8.301650	-12.29%	0	2001
	10.000000	9.465217	-5.35%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	9.716349	10.081233	3.76%	45,366	2007
	8.518302	9.716349	14.06%	57,930	2006
	8.249721	8.518302	3.26%	69,177	2005
	7.551419	8.249721	9.25%	67,839	2004
	5.965991	7.551419	26.57%	78,194	2003
	7.789303	5.965991	-23.41%	80,721	2002
	8.970533	7.789303	-13.17%	97,798	2001
	10.000000	8.970533	-10.29%	101,963	2000*

Nationwide Small Cap Fund: Class A	22.506446	20.945334	-6.94%	12,851	2007
	17.592080	22.506446	27.94%	16,358	2006
	14.496877	17.592080	21.35%	41,817	2005
	11.637303	14.496877	24.57%	31,040	2004
	7.937781	11.637303	46.61%	4,994	2003
	9.838784	7.937781	-19.32%	1,047	2002
	10.124691	9.838784	2.82%	925	2001
	10.000000	10.124691	1.25%	207	2000*

Nationwide Small Cap Index Fund: Class A	15.063831	14.558842	-3.35%	24,516	2007
	12.976481	15.063831	16.09%	43,023	2006
	12.555585	12.976481	3.35%	21,682	2005
	10.764301	12.555585	16.64%	323,271	2004
	7.472028	10.764301	44.06%	8,177	2003

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Value Opportunities Fund: Class A	17.407005	15.923777	-8.52%	7,553	2007
	14.912772	17.407005	16.73%	8,473	2006
	13.953947	14.912772	6.87%	9,658	2005
	12.422556	13.953947	12.33%	29,505	2004
	9.174929	12.422556	35.40%	8,814	2003
	10.816539	9.174929	-15.18%	1,279	2002
	10.722700	10.816539	0.88%	0	2001
	10.000000	10.722700	7.23%	0	2000*

Nationwide Fund: Class D	11.228348	12.000360	6.88%	4,554	2007
	9.957292	11.228348	12.77%	4,676	2006
	9.363215	9.957292	6.34%	7,788	2005
	8.611505	9.363215	8.73%	10,035	2004
	6.840342	8.611505	25.89%	10,507	2003
	8.333346	6.840342	-17.92%	5,410	2002
	9.555125	8.333346	-12.79%	11,331	2001
	10.000000	9.555125	-4.45%	5,405	2000*

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I	11.998637	12.433713	3.63%	3,527	2007
	10.791559	11.998637	11.19%	3,671	2006
	10.624628	10.791559	1.57%	5,146	2005
	9.886997	10.624628	7.46%	4,189	2004
	8.429538	9.886997	17.29%	3,048	2003
	9.705404	8.429538	-13.15%	0	2002
	10.000000	9.705404	-2.95%	0	2001

Neuberger Berman Genesis Fund: Trust Class	23.729433	28.627189	20.64%	77,928	2007
	22.335725	23.729433	6.24%	102,014	2006
	19.388793	22.335725	15.20%	126,995	2005
	16.493979	19.388793	17.55%	108,555	2004
	12.648346	16.493979	30.40%	96,867	2003
	13.163794	12.648346	-3.92%	58,565	2002
	11.858163	13.163794	11.01%	28,676	2001
	10.000000	11.858163	18.58%	4,295	2000*

Neuberger Berman Guardian Fund: Trust Class	12.363478	13.149624	6.36%	7,470	2007
	11.014951	12.363478	12.24%	3,195	2006
	10.272030	11.014951	7.23%	3,504	2005
	8.945111	10.272030	14.83%	8,033	2004
	6.689081	8.945111	33.73%	3,390	2003
	9.114549	6.689081	-26.61%	1,899	2002
	9.383282	9.114549	-2.86%	1,794	2001
	10.000000	9.383282	-6.17%	1,783	2000*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Partners Fund: Trust Class	14.989423	16.307652	8.79%	11,159	2007
	13.387081	14.989423	11.97%	12,979	2006
	11.472148	13.387081	16.69%	13,054	2005
	9.731141	11.472148	17.89%	13,423	2004
	7.241845	9.731141	34.37%	9,649	2003
	9.736446	7.241845	-25.62%	4,765	2002
	10.160186	9.736446	-4.17%	5,642	2001
	10.000000	10.160186	1.60%	2,568	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.621977	14.478389	6.29%	82,262	2007
	12.040681	13.621977	13.13%	67,708	2006
	11.312942	12.040681	6.43%	14,708	2005
	10.000000	11.312942	13.13%	1,827	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.584447	9.672822	12.68%	101,415	2007
	8.061616	8.584447	6.49%	120,095	2006
	7.773689	8.061616	3.70%	183,516	2005
	7.372231	7.773689	5.45%	162,965	2004
	5.749369	7.372231	28.23%	129,435	2003
	7.871472	5.749369	-26.96%	45,178	2002
	9.103062	7.871472	-13.53%	29,728	2001
	10.000000	9.103062	-8.97%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.377508	13.236149	-1.06%	5,219	2007
	12.368331	13.377508	8.16%	5,478	2006
	12.163533	12.368331	1.68%	13,364	2005
	11.244628	12.163533	8.17%	5,413	2004
	10.000000	11.244628	12.45%	4,429	2003*

Oppenheimer Global Fund: Class A	13.959492	14.651110	4.95%	59,294	2007
	12.006437	13.959492	16.27%	89,338	2006
	10.648319	12.006437	12.75%	132,167	2005
	9.058982	10.648319	17.54%	145,686	2004
	6.392280	9.058982	41.72%	185,527	2003
	8.321785	6.392280	-23.19%	121,801	2002
	9.525990	8.321785	-12.64%	92,334	2001
	10.000000	9.525990	-4.74%	49,595	2000*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	15.225354	16.470906	8.18%	14,248	2007
	14.274679	15.225354	6.66%	11,873	2006
	13.836258	14.274679	3.17%	13,124	2005
	12.743478	13.836258	8.58%	9,902	2004
	10.757886	12.743478	18.46%	2,745	2003
	10.165191	10.757886	5.83%	0	2002
	9.909668	10.165191	2.58%	0	2001
	10.000000	9.909668	-0.90%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.197654	15.964464	5.05%	101,567	2007
	13.069100	15.197654	16.29%	94,447	2006
	11.568978	13.069100	12.97%	70,596	2005
	10.000000	11.568978	15.69%	49,954	2004*

PIMCO Total Return Fund: Class A	13.716941	14.750276	7.53%	95,731	2007
	13.379020	13.716941	2.53%	101,608	2006
	13.190894	13.379020	1.43%	119,652	2005
	12.726708	13.190894	3.65%	104,965	2004
	12.229484	12.726708	4.07%	63,269	2003
	11.260935	12.229484	8.60%	35,184	2002
	10.433703	11.260935	7.93%	1,561	2001
	10.000000	10.433703	4.34%	328	2000*

Putnam International Equity Fund: Class A	20.687294	22.211781	7.37%	0	2007
	16.286296	20.687294	27.02%	0	2006
	14.605373	16.286296	11.51%	0	2005
	12.685958	14.605373	15.13%	0	2004
	10.000000	12.685958	26.86%	0	2003*

Putnam Voyager Fund: Class A	13.308009	13.879170	4.29%	791	2007
	12.767594	13.308009	4.23%	0	2006
	12.218073	12.767594	4.50%	6,924	2005
	11.770822	12.218073	3.80%	6,940	2004
	10.000000	11.770822	17.71%	6,007	2003*

Templeton Foreign Fund: Class A	17.029182	19.775178	16.13%	49,213	2007
	14.334958	17.029182	18.79%	60,806	2006
	13.081121	14.334958	9.59%	69,991	2005
	11.178641	13.081121	17.02%	82,323	2004
	8.647111	11.178641	29.28%	77,865	2003
	9.556122	8.647111	-9.51%	60,759	2002
	10.478436	9.556122	-8.80%	31,517	2001
	10.000000	10.478436	4.78%	1,691	2000*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Growth and Income Fund: Class A	17.535509	17.811176	1.57%	98,126	2007
	15.260246	17.535509	14.91%	103,716	2006
	14.021655	15.260246	8.83%	82,082	2005
	12.424152	14.021655	12.86%	72,911	2004
	10.000000	12.424152	24.24%	34,131	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.544142	22.474915	21.20%	36,804	2007
	17.174982	18.544142	7.97%	11,640	2006
	14.743094	17.174982	16.50%	17,663	2005
	12.298478	14.743094	19.88%	4,994	2004
	10.000000	12.298478	22.98%	737	2003*

Van Kampen Real Estate Securities Fund: Class A	27.180747	22.253654	-18.13%	29,413	2007
	19.964834	27.180747	36.14%	46,952	2006
	17.286156	19.964834	15.50%	22,087	2005
	12.768894	17.286156	35.38%	14,801	2004
	10.000000	12.768894	27.69%	1,941	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	16.068360	17.138061	6.66%	4,119	2007
	15.280119	16.068360	5.16%	7,441	2006
	13.727916	15.280119	11.31%	5,690	2005
	12.236884	13.727916	12.18%	5,935	2004
	10.000000	12.236884	22.37%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	14.189798	15.451686	8.89%	49,340	2007
	12.423253	14.189798	14.22%	56,343	2006
	11.197476	12.423253	10.95%	57,277	2005
	10.281015	11.197476	8.91%	68,866	2004
	7.483525	10.281015	37.38%	85,580	2003
	9.357925	7.483525	-20.03%	61,205	2002
	9.611802	9.357925	-2.64%	48,212	2001
	10.000000	9.611802	-3.88%	14,905	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.750973	16.092289	26.20%	3,596	2007
	11.949424	12.750973	6.71%	2,439	2006
	11.068352	11.949424	7.96%	97	2005
	9.927100	11.068352	11.50%	97	2004
	10.000000	9.927100	-0.73%	0	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.903477	8.003436	1.26%	3,491	2007
	6.914977	7.903477	14.30%	3,467	2006
	7.110041	6.914977	-2.74%	17,262	2005
	6.592833	7.110041	7.85%	15,196	2004
	5.348645	6.592833	23.26%	14,961	2003
	6.908161	5.348645	-22.57%	1,352	2002
	8.725542	6.908161	-20.83%	1,349	2001
	10.000000	8.725542	-12.74%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.538687	14.732165	17.49%	11,677	2007
	11.125139	12.538687	12.71%	8,795	2006
	10.000000	11.125139	11.25%	15,110	2005*

57

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.006952	10.987982	-0.17%	0	2007
	10.205567	11.006952	7.85%	0	2006
	10.000000	10.205567	2.06%	0	2005*

AIM Dynamics Fund: Investor Class	9.275940	10.154062	9.47%	0	2007
	8.167890	9.275940	13.57%	0	2006
	7.593917	8.167890	7.56%	0	2005
	6.961397	7.593917	9.09%	0	2004
	5.166011	6.961397	34.75%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.103720	10.965529	8.53%	0	2007
	10.000000	10.103720	1.04%	0	2006*

American Century Growth: Investor Class	8.911882	10.331932	15.93%	0	2007
	8.471499	8.911882	5.20%	0	2006
	8.291188	8.471499	2.17%	0	2005
	7.741169	8.291188	7.11%	0	2004
	6.384882	7.741169	21.24%	0	2003

American Century Income & Growth: Advisor Class	11.449913	11.096474	-3.09%	0	2007
	10.053180	11.449913	13.89%	0	2006
	9.868467	10.053180	1.87%	0	2005
	8.984408	9.868467	9.84%	0	2004
	7.128447	8.984408	26.04%	0	2003

American Century International Growth Fund: Class A	11.771841	13.408696	13.90%	0	2007
	9.685463	11.771841	21.54%	0	2006
	8.790187	9.685463	10.18%	0	2005
	7.840876	8.790187	12.11%	0	2004
	6.431029	7.840876	21.92%	0	2003

American Century Short Term Government: Investor Class	10.189174	10.559047	3.63%	0	2007
	10.053276	10.189174	1.35%	0	2006
	10.147043	10.053276	-0.92%	0	2005
	10.344421	10.147043	-1.91%	0	2004
	10.000000	10.344421	-1.46%	0	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	8.508179	10.099534	18.70%	0	2007
	9.026654	8.508179	-5.74%	0	2006
	9.070075	9.026654	-0.48%	0	2005
	8.408159	9.070075	7.87%	0	2004
	6.857001	8.408159	22.62%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	14.962699	17.188937	14.88%	0	2007
	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.220545	10.610144	3.81%	0	2007
	9.020347	10.220545	13.31%	0	2006
	8.887752	9.020347	1.49%	0	2005
	8.639030	8.887752	2.88%	0	2004
	7.363631	8.639030	17.32%	0	2003

Dreyfus Emerging Leaders Fund	12.253546	10.633769	-13.22%	0	2007
	11.743297	12.253546	4.35%	0	2006
	11.037120	11.743297	6.40%	0	2005
	9.914895	11.037120	11.32%	0	2004
	7.294113	9.914895	35.93%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.391751	10.642886	2.42%	0	2007
	9.735441	10.391751	6.74%	0	2006
	10.123193	9.735441	-3.83%	0	2005
	10.000000	10.123193	1.23%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.661993	8.029716	4.80%	0	2007
	7.212307	7.661993	6.23%	0	2006
	7.152550	7.212307	0.84%	0	2005
	6.929005	7.152550	3.23%	0	2004
	5.648617	6.929005	22.67%	0	2003

Federated Bond Fund: Class F Shares	12.500068	12.795135	2.36%	0	2007
	12.120335	12.500068	3.13%	0	2006
	12.206776	12.120335	-0.71%	0	2005
	11.730685	12.206776	4.06%	0	2004
	10.664913	11.730685	9.99%	0	2003

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	11.298938	11.213028	-0.76%	0	2007
	9.450484	11.298938	19.56%	0	2006
	9.413263	9.450484	0.40%	0	2005
	8.550293	9.413263	10.09%	0	2004
	7.079111	8.550293	20.78%	0	2003

Federated High Yield Trust	13.005003	13.071127	0.51%	0	2007
	11.999202	13.005003	8.38%	0	2006
	12.020338	11.999202	-0.18%	0	2005
	11.049748	12.020338	8.78%	0	2004
	9.232305	11.049748	19.69%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.495401	11.844824	3.04%	0	2007
	11.309689	11.495401	1.64%	0	2006
	11.371269	11.309689	-0.54%	0	2005
	11.304676	11.371269	0.59%	0	2004
	10.939811	11.304676	3.34%	0	2003

Fidelity Advisor Balanced Fund: Class A	11.270642	11.914469	5.71%	0	2007
	10.370320	11.270642	8.68%	0	2006
	10.106955	10.370320	2.61%	0	2005
	9.859666	10.106955	2.51%	0	2004
	8.583438	9.859666	14.87%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	8.016072	9.865726	23.07%	0	2007
	7.720062	8.016072	3.83%	0	2006
	7.516942	7.720062	2.70%	0	2005
	7.500192	7.516942	0.22%	0	2004
	5.827329	7.500192	28.71%	0	2003

Fidelity Advisor Equity Income Fund: Class A	12.634326	12.749811	0.91%	0	2007
	11.073356	12.634326	14.10%	0	2006
	10.676247	11.073356	3.72%	0	2005
	9.771204	10.676247	9.26%	0	2004
	7.787572	9.771204	25.47%	0	2003

Fidelity Advisor Growth Opportunities Fund: Class A	9.733638	11.671694	19.91%	0	2007
	9.509498	9.733638	2.36%	0	2006
	8.982266	9.509498	5.59%	0	2005
	8.607539	8.982266	4.35%	0	2004
	6.826177	8.607539	26.10%	0	2003

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	15.888855	15.826412	-0.39%	0	2007
	14.109387	15.888855	12.61%	0	2006
	13.841243	14.109387	1.94%	0	2005
	12.371687	13.841243	11.88%	0	2004
	8.845600	12.371687	39.86%	0	2003

Fidelity Advisor Overseas Fund: Class A	12.559171	14.320312	14.02%	0	2007
	10.833655	12.559171	15.93%	0	2006
	9.724377	10.833655	11.41%	0	2005
	8.830634	9.724377	10.12%	0	2004
	6.278923	8.830634	40.64%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.541388	16.585835	14.06%	0	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.556303	17.473376	-5.84%	0	2007
	16.364492	18.556303	13.39%	0	2006
	15.140323	16.364492	8.09%	0	2005
	12.398742	15.140323	22.11%	0	2004
	9.818672	12.398742	26.28%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.995902	14.042264	0.33%	0	2007
	12.172651	13.995902	14.98%	0	2006
	11.356564	12.172651	7.19%	0	2005
	10.267844	11.356564	10.60%	0	2004
	8.350135	10.267844	22.97%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	10.183170	11.080061	8.81%	0	2007
	9.718094	10.183170	4.79%	0	2006
	9.020345	9.718094	7.74%	0	2005
	8.188701	9.020345	10.16%	0	2004
	6.103176	8.188701	34.17%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.519847	16.332946	12.49%	0	2007
	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	10.986514	11.200011	1.94%	0	2007
	10.042997	10.986514	9.39%	0	2006
	10.049519	10.042997	-0.06%	0	2005
	9.505323	10.049519	5.73%	0	2004
	8.237094	9.505323	15.40%	0	2003

Janus Adviser Balanced Fund: I Shares	11.467970	12.274520	7.03%	0	2007
	10.659127	11.467970	7.59%	0	2006
	10.158457	10.659127	4.93%	0	2005
	9.615021	10.158457	5.65%	0	2004
	8.654408	9.615021	11.10%	0	2003

Janus Adviser International Growth Fund: I Shares	16.866566	20.730914	22.91%	0	2007
	11.966092	16.866566	40.95%	0	2006
	9.320623	11.966092	28.38%	0	2005
	7.980216	9.320623	16.80%	0	2004
	6.075810	7.980216	31.34%	0	2003

Janus Adviser Worldwide Fund: I Shares	8.715652	9.249552	6.13%	0	2007
	7.648042	8.715652	13.96%	0	2006
	7.398578	7.648042	3.37%	0	2005
	7.249070	7.398578	2.06%	0	2004
	6.055866	7.249070	19.70%	0	2003

Janus Fund	7.760361	8.712459	12.27%	0	2007
	7.200364	7.760361	7.78%	0	2006
	7.105441	7.200364	1.34%	0	2005
	6.964933	7.105441	2.02%	0	2004
	5.426426	6.964933	28.35%	0	2003

Janus Twenty Fund	10.074484	13.344391	32.46%	0	2007
	9.205252	10.074484	9.44%	0	2006
	8.632238	9.205252	6.64%	0	2005
	7.149705	8.632238	20.74%	0	2004
	5.854878	7.149705	22.12%	0	2003

Janus Worldwide Fund	8.803320	9.369509	6.43%	0	2007
	7.661648	8.803320	14.90%	0	2006
	7.427666	7.661648	3.15%	0	2005
	7.222194	7.427666	2.85%	0	2004
	5.965304	7.222194	21.07%	0	2003

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard U.S. Small Cap Equity Portfolio: Open Shares	15.800760	14.379119	-9.00%	0	2007
	13.884510	15.800760	13.80%	0	2006
	13.708361	13.884510	1.28%	0	2005
	12.243066	13.708361	11.97%	0	2004
	9.066749	12.243066	35.03%	0	2003

Nationwide Bond Fund: Class D	12.075382	12.483890	3.38%	0	2007
	11.868565	12.075382	1.74%	0	2006
	11.809178	11.868565	0.50%	0	2005
	11.560040	11.809178	2.16%	0	2004
	11.150171	11.560040	3.68%	0	2003

Nationwide Bond Index Fund: Class A	11.219640	11.622291	3.59%	0	2007
	11.096539	11.219640	1.11%	0	2006
	11.177442	11.096539	-0.72%	0	2005
	11.057239	11.177442	1.09%	0	2004
	10.997324	11.057239	0.54%	0	2003

Nationwide Government Bond Fund: Class D	11.431206	11.998224	4.96%	0	2007
	11.294857	11.431206	1.21%	0	2006
	11.277297	11.294857	0.16%	0	2005
	11.189724	11.277297	0.78%	0	2004
	11.268892	11.189724	-0.70%	0	2003

Nationwide Growth Fund: Class A	11.411429	13.262832	16.22%	0	2007
	11.046471	11.411429	3.30%	0	2006
	10.681774	11.046471	3.41%	0	2005
	10.168711	10.681774	5.05%	0	2004
	10.000000	10.168711	1.69%	0	2003*

Nationwide Growth Fund: Class D	8.647659	10.077408	16.53%	0	2007
	8.346565	8.647659	3.61%	0	2006
	8.037615	8.346565	3.84%	0	2005
	7.629015	8.037615	5.36%	0	2004
	5.884937	7.629015	29.64%	0	2003*

Nationwide International Index Fund: Class A	13.756049	14.764809	7.33%	0	2007
	11.234926	13.756049	22.44%	0	2006
	10.155455	11.234926	10.63%	0	2005
	8.747133	10.155455	16.10%	0	2004
	6.550040	8.747133	33.54%	0	2003

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	13.296029	12.629928	-5.01%	0	2007
	11.271231	13.296029	17.96%	0	2006
	10.739362	11.271231	4.55%	0	2005
	9.509628	10.739362	12.93%	0	2004
	7.621828	9.509628	54.77%	0	2003

Nationwide Mid Cap Market Index Fund: Class A	13.803980	14.424142	4.49%	0	2007
	12.926668	13.803980	6.79%	0	2006
	11.861414	12.926668	8.98%	0	2005
	10.530882	11.861414	12.63%	0	2004
	8.041239	10.530882	30.96%	0	2003

Nationwide Money Market Fund: Service Class	9.619195	9.817803	2.06%	0	2007
	9.456103	9.619195	1.72%	0	2006
	9.459988	9.456103	-0.04%	0	2005
	9.642318	9.459988	-1.89%	0	2004
	9.845088	9.642318	-2.06%	0	2003

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.822574	11.108847	2.65%	0	2007
	10.465062	10.822574	3.42%	0	2006
	10.405415	10.465062	0.57%	0	2005
	10.191495	10.405415	2.10%	0	2004
	9.714980	10.191495	4.90%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.239246	11.584908	3.08%	0	2007
	10.629253	11.239246	5.74%	0	2006
	10.446510	10.629253	1.75%	0	2005
	10.012777	10.446510	4.33%	0	2004
	9.050107	10.012777	10.64%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.554781	11.884883	2.86%	0	2007
	10.644307	11.554781	8.55%	0	2006
	10.362215	10.644307	2.72%	0	2005
	9.718168	10.362215	6.63%	0	2004
	8.330475	9.718168	16.66%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.999057	12.413705	3.46%	0	2007
	10.758324	11.999057	11.53%	0	2006
	10.313285	10.758324	4.32%	0	2005
	9.441045	10.313285	9.24%	0	2004
	7.669800	9.441045	23.09%	0	2003

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.215788	12.603754	3.18%	0	2007
	10.729182	12.215788	13.86%	0	2006
	10.208159	10.729182	5.10%	0	2005
	9.188431	10.208159	11.10%	0	2004
	7.159509	9.188431	28.34%	0	2003

Nationwide S&P 500® Index Fund: Service Class	10.303207	10.516500	2.07%	0	2007
	9.180662	10.303207	12.23%	0	2006
	9.036729	9.180662	1.59%	0	2005
	8.407565	9.036729	7.48%	0	2004
	6.751314	8.407565	24.53%	0	2003

Nationwide Small Cap Fund: Class A	14.316885	13.612086	-4.92%	0	2007
	12.534969	14.316885	14.22%	0	2006
	12.326852	12.534969	1.69%	0	2005
	10.741630	12.326852	14.76%	0	2004
	7.578453	10.741630	41.74%	0	2003

Nationwide Small Cap Index Fund: Class A	21.026149	19.249681	-8.45%	0	2007
	16.704020	21.026149	25.87%	0	2006
	13.990215	16.704020	19.40%	0	2005
	11.414844	13.990215	22.56%	0	2004
	7.913591	11.414844	44.24%	0	2003

Nationwide Value Opportunities Fund: Class A	14.430614	12.986440	-10.01%	0	2007
	12.565291	14.430614	14.85%	0	2006
	11.949797	12.565291	5.15%	0	2005
	10.812968	11.949797	10.51%	0	2004
	8.117052	10.812968	33.21%	0	2003

Nationwide Fund: Class D	11.426049	12.013333	5.14%	0	2007
	10.298479	11.426049	10.95%	0	2006
	9.842553	10.298479	4.63%	0	2005
	9.200939	9.842553	6.97%	0	2004
	7.428374	9.200939	23.86%	0	2003

Neuberger Berman Genesis Fund: Trust Class	17.189056	20.400136	18.68%	0	2007
	16.444448	17.189056	4.53%	0	2006
	14.508311	16.444448	13.35%	0	2005
	12.544711	14.508311	15.65%	0	2004
	9.777594	12.544711	28.30%	0	2003

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	11.567895	12.103658	4.63%	0	2007
	10.474860	11.567895	10.43%	0	2006
	9.928236	10.474860	5.51%	0	2005
	8.787619	9.928236	12.98%	0	2004
	6.679060	8.787619	31.57%	0	2003

Neuberger Berman Partners Fund: Trust Class	13.354335	14.292704	7.03%	0	2007
	12.122041	13.354335	10.17%	0	2006
	10.557989	12.122041	14.81%	0	2005
	9.102701	10.557989	15.99%	0	2004
	6.885233	9.102701	32.21%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	13.045572	13.640570	4.56%	0	2007
	11.719934	13.045572	11.31%	0	2006
	11.191807	11.719934	4.72%	0	2005
	10.000000	11.191807	11.92%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.657854	9.597121	10.85%	0	2007
	8.263691	8.657854	4.77%	0	2006
	8.098968	8.263691	2.03%	0	2005
	7.806794	8.098968	3.74%	0	2004
	6.188097	7.806794	26.16%	0	2003

Oppenheimer Champion Income Fund: Class A	12.602265	12.266581	-2.66%	0	2007
	11.842345	12.602265	6.42%	0	2006
	11.836948	11.842345	0.05%	0	2005
	11.122380	11.836948	6.42%	0	2004
	10.000000	11.122380	11.22%	0	2003*

Oppenheimer Global Fund: Class A	14.259341	14.722749	3.25%	0	2007
	12.465081	14.259341	14.39%	0	2006
	11.235995	12.465081	10.94%	0	2005
	9.715797	11.235995	15.65%	0	2004
	6.968131	9.715797	39.43%	0	2003

Oppenheimer Strategic Income Fund: Class A	13.956108	14.852617	6.42%	0	2007
	13.298925	13.956108	4.94%	0	2006
	13.101534	13.298925	1.51%	0	2005
	12.264902	13.101534	6.82%	0	2004
	10.523874	12.264902	16.54%	0	2003

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

PIMCO Total Return Fund: Class A	11.818770	12.502698	5.79%	0	2007
	11.716355	11.818770	0.87%	0	2006
	11.740746	11.716355	-0.21%	0	2005
	11.513575	11.740746	1.97%	0	2004
	11.245397	11.513575	2.38%	0	2003

Putnam International Equity Fund: Class A	19.490098	20.586494	5.63%	0	2007
	15.594872	19.490098	24.98%	0	2006
	14.214232	15.594872	9.71%	0	2005
	12.548782	14.214232	13.27%	0	2004
	10.000000	12.548782	25.49%	0	2003*

Putnam Voyager Fund: Class A	12.537647	12.863359	2.60%	0	2007
	12.225496	12.537647	2.55%	0	2006
	11.890790	12.225496	2.81%	0	2005
	11.643580	11.890790	2.12%	0	2004
	10.000000	11.643580	16.44%	0	2003*

Templeton Foreign Fund: Class A	15.160968	17.319905	14.24%	0	2007
	12.971191	15.160968	16.88%	0	2006
	12.030363	12.971191	7.82%	0	2005
	10.449404	12.030363	15.13%	0	2004
	8.215573	10.449404	27.19%	0	2003

Van Kampen Growth and Income Fund: Class A	16.520665	16.507822	-0.08%	0	2007
	14.612404	16.520665	13.06%	0	2006
	13.646126	14.612404	7.08%	0	2005
	12.289850	13.646126	11.04%	0	2004
	10.000000	12.289850	22.90%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.470930	20.830414	19.23%	0	2007
	16.446025	17.470930	6.23%	0	2006
	14.348294	16.446025	14.62%	0	2005
	12.165559	14.348294	17.94%	0	2004
	10.000000	12.165559	21.66%	0	2003*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	25.608320	20.625481	-19.46%	0	2007
	19.117432	25.608320	33.95%	0	2006
	16.823315	19.117432	13.64%	0	2005
	12.630884	16.823315	33.19%	0	2004
	10.000000	12.630884	26.31%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.138252	15.883771	4.92%	0	2007
	14.631420	15.138252	3.46%	0	2006
	13.360175	14.631420	9.52%	0	2005
	12.104591	13.360175	10.37%	0	2004
	10.000000	12.104591	21.05%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.083639	14.015757	7.12%	0	2007
	11.642325	13.083639	12.38%	0	2006
	10.665298	11.642325	9.16%	0	2005
	9.953173	10.665298	7.15%	0	2004
	7.363653	9.953173	35.17%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	12.112804	15.038747	24.16%	0	2007
	11.537297	12.112804	4.99%	0	2006
	10.861461	11.537297	6.22%	0	2005
	9.901456	10.861461	9.70%	0	2004
	10.000000	9.901456	-0.99%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	9.208271	9.173306	-0.38%	0	2007
	8.188460	9.208271	12.45%	0	2006
	8.557290	8.188460	-4.31%	0	2005
	8.065043	8.557290	6.10%	0	2004
	6.650315	8.065043	21.27%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.191258	14.091381	15.59%	0	2007
	10.994020	12.191258	10.89%	0	2006
	10.000000	10.994020	9.94%	0	2005*

68

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

69

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life

70

expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to a mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

71

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

72

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of an IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age

73

in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

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sai.htm
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, Dublin RR1-04-F4, Ohio 43017-1522, or calling 1-800-848-6631, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005 no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2007.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.271302	11.437635	1.48%	1,690	2007
	10.282345	11.271302	9.62%	5,948	2006
	10.000000	10.282345	2.82%	8,423	2005*

AIM Dynamics Fund: Investor Class	7.276062	8.096351	11.27%	78,869	2007
	6.303696	7.276062	15.43%	78,741	2006
	5.766363	6.303696	9.32%	77,106	2005
	5.200689	5.766363	10.88%	81,273	2004
	3.797162	5.200689	36.96%	119,796	2003
	5.728945	3.797162	-33.72%	92,435	2002
	8.618967	5.728945	-33.53%	109,091	2001
	10.000000	8.618967	-13.81%	64,128	2000*

AIM Small Cap Growth Fund: Investor Class	10.224424	11.279737	10.32%	16,865	2007
	10.000000	10.224424	2.24%	18,527	2006

American Century Growth: Investor Class	7.029318	8.283857	17.85%	13,237	2007
	6.574319	7.029318	6.92%	18,483	2006
	6.330750	6.574319	3.85%	14,128	2005
	5.815324	6.330750	8.86%	18,635	2004
	4.719072	5.815324	23.23%	26,286	2003
	6.449502	4.719072	-26.83%	27,964	2002
	8.006373	6.449502	-19.45%	24,480	2001
	10.000000	8.006373	-19.94%	18,894	2000*

American Century Income & Growth: Advisor Class	11.043112	10.878965	-1.49%	66,144	2007
	9.539887	11.043112	15.76%	76,976	2006
	9.213789	9.539887	3.54%	104,972	2005
	8.252939	9.213789	11.64%	92,082	2004
	6.442445	8.252939	28.10%	85,506	2003
	8.090015	6.442445	-20.37%	70,142	2002
	8.939837	8.090015	-9.51%	65,887	2001
	10.000000	8.939837	-10.60%	28,545	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.805246	11.352951	15.78%	13,733	2007
	7.937506	9.805246	23.53%	15,823	2006
	7.087782	7.937506	11.99%	18,258	2005
	6.220231	7.087782	13.95%	18,371	2004
	5.019457	6.220231	23.92%	23,512	2003
	6.293419	5.019457	-20.24%	17,596	2002
	8.703964	6.293419	-27.69%	13,166	2001
	10.000000	8.703964	-12.96%	10,521	2000*

American Century Short Term Government: Investor Class	12.116892	12.765600	5.35%	39,313	2007
	11.761676	12.116892	3.02%	50,416	2006
	11.679853	11.761676	0.70%	57,900	2005
	11.714647	11.679853	-0.30%	58,233	2004
	11.696579	11.714647	0.15%	76,777	2003
	11.221121	11.696579	4.24%	65,399	2002
	10.573184	11.221121	6.13%	33,476	2001
	10.000000	10.573184	5.73%	8,134	2000*

American Century Ultra: Investor Class	6.830693	8.242085	20.66%	71,755	2007
	7.130149	6.830693	-4.20%	89,629	2006
	7.049066	7.130149	1.15%	126,831	2005
	6.429116	7.049066	9.64%	145,914	2004
	5.158453	6.429116	24.63%	186,939	2003
	6.776523	5.158453	-23.88%	131,889	2002
	8.012883	6.776523	-15.43%	150,587	2001
	10.000000	8.012883	-19.87%	141,363	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.623843	18.244654	16.77%	11,764	2007
	12.632342	15.623843	23.68%	5,705	2006
	11.288648	12.632342	11.90%	1,558	2005
	10.000000	11.288648	12.89%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.736564	11.329846	5.53%	51,096	2007
	9.323169	10.736564	15.16%	70,298	2006
	9.038190	9.323169	3.15%	106,646	2005
	8.643389	9.038190	4.57%	115,254	2004
	7.248454	8.643389	19.24%	128,837	2003
	8.832242	7.248454	-17.93%	61,125	2002
	9.991471	8.832242	-11.60%	92,105	2001
	10.000000	9.991471	-0.09%	55,201	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	13.029176	11.493701	-11.78%	0	2007
	12.285418	13.029176	6.05%	747	2006
	11.360774	12.285418	8.14%	747	2005
	10.040845	11.360774	13.15%	747	2004
	7.267637	10.040845	38.16%	747	2003
	9.190358	7.267637	-20.92%	747	2002
	10.299752	9.190358	-10.77%	1,134	2001
	10.000000	10.299752	3.00%	1,282	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.741459	11.182641	4.11%	13,427	2007
	9.900993	10.741459	8.49%	13,388	2006
	10.129497	9.900993	-2.26%	13,927	2005
	10.000000	10.129497	1.29%	14,979	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.621751	7.054108	6.53%	2,241	2007
	6.132711	6.621751	7.97%	3,727	2006
	5.983934	6.132711	2.49%	5,143	2005
	5.703293	5.983934	4.92%	3,548	2004
	4.574388	5.703293	24.68%	3,528	2003
	6.539025	4.574388	-30.04%	2,417	2002
	8.654874	6.539025	-24.45%	38,237	2001
	10.000000	8.654874	-13.45%	38,237	2000*

Federated Bond Fund: Class F Shares	14.711204	15.307006	4.05%	18,260	2007
	14.034544	14.711204	4.82%	6,668	2006
	13.906918	14.034544	0.92%	7,070	2005
	13.148666	13.906918	5.77%	7,861	2004
	11.761005	13.148666	11.80%	11,882	2003
	11.104428	11.761005	5.91%	13,937	2002
	10.446497	11.104428	6.30%	19,305	2001
	10.000000	10.446497	4.46%	6,543	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.376621	10.467758	0.88%	5,735	2007
	8.539330	10.376621	21.52%	5,735	2006
	8.368710	8.539330	2.04%	1,723	2005
	7.478763	8.368710	11.90%	1,723	2004
	6.092039	7.478763	22.76%	4,547	2003
	7.633153	6.092039	-20.19%	1,723	2002
	8.688905	7.633153	-12.15%	0	2001
	10.000000	8.688905	-13.11%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	13.402219	13.692751	2.17%	14,096	2007
	12.166491	13.402219	10.16%	14,384	2006
	11.991578	12.166491	1.46%	21,782	2005
	10.845246	11.991578	10.57%	19,097	2004
	8.915066	10.845246	21.65%	21,857	2003
	8.995104	8.915066	-0.89%	4,584	2002
	9.256360	8.995104	-2.82%	2,138	2001
	10.000000	9.256360	-7.44%	3,453	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.337735	13.970052	4.74%	17,635	2007
	12.910869	13.337735	3.31%	25,361	2006
	12.772047	12.910869	1.09%	28,659	2005
	12.492144	12.772047	2.24%	28,580	2004
	11.893675	12.492144	5.03%	12,521	2003
	11.025342	11.893675	7.88%	9,390	2002
	10.366304	11.025342	6.36%	8,072	2001
	10.000000	9.256360	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.749254	12.625429	7.46%	12,118	2007
	10.636564	11.749254	10.46%	13,792	2006
	10.199492	10.636564	4.29%	19,432	2005
	9.789230	10.199492	4.19%	30,864	2004
	8.384547	9.789230	16.75%	32,610	2003
	9.281568	8.384547	-9.66%	30,367	2002
	9.535378	9.281568	-2.66%	33,818	2001
	10.000000	9.535378	-4.65%	5,901	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.207145	9.016501	25.11%	52,982	2007
	6.829165	7.207145	5.53%	67,450	2006
	6.542399	6.829165	4.38%	78,251	2005
	6.422366	6.542399	1.87%	107,995	2004
	4.909408	6.422366	30.82%	113,979	2003
	7.134728	4.909408	-31.19%	60,496	2002
	8.778524	7.134728	-18.73%	36,401	2001
	10.000000	8.778524	-12.21%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.653430	16.057319	2.58%	92,326	2007
	13.498517	15.653430	15.96%	111,028	2006
	12.804867	13.498517	5.42%	142,354	2005
	11.530143	12.804867	11.06%	147,647	2004
	9.041160	11.530143	27.53%	156,130	2003
	10.802783	9.041160	-16.31%	96,630	2002
	11.153342	10.802783	-3.14%	65,679	2001
	10.000000	11.153342	11.53%	17,586	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.346614	10.173714	21.89%	3,949	2007
	8.022995	8.346614	4.03%	3,743	2006
	7.456168	8.022995	7.31%	5,193	2005
	7.029714	7.456168	6.07%	14,655	2004
	5.484944	7.029714	28.16%	14,208	2003
	7.130415	5.484944	-23.08%	10,343	2002
	8.471403	7.130415	-15.83%	10,871	2001
	10.000000	8.471403	-15.29%	9,358	2000*

Fidelity Advisor High Income Advantage Fund: Class T	16.178209	16.380381	1.25%	21,491	2007
	14.129484	16.178209	14.50%	31,947	2006
	13.635551	14.129484	3.62%	35,061	2005
	11.985781	13.635551	13.76%	42,539	2004
	8.424851	11.985781	42.27%	49,704	2003
	8.862640	8.424851	-4.94%	35,327	2002
	9.055246	8.862640	-2.13%	4,378	2001
	10.000000	9.055246	-9.45%	4,427	2000*

Fidelity Advisor Overseas Fund: Class A	12.262247	14.212532	15.90%	286	2007
	10.407163	12.262247	17.83%	286	2006
	9.191148	10.407163	13.23%	6,583	2005
	8.211656	9.191148	11.93%	11,161	2004
	5.744635	8.211656	42.94%	10,757	2003
	7.261801	5.744635	-20.89%	2,717	2002
	9.179810	7.261801	-20.89%	1,607	2001
	10.000000	9.179810	-8.20%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.183864	17.604506	15.94%	27,013	2007
	13.011372	15.183864	16.70%	19,446	2006
	11.062514	13.011372	17.62%	6,058	2005
	10.000000	11.062514	10.63%	8,053	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Balance Sheet Investment Fund: Class A	23.426511	22.423698	-4.28%	73,267	2007
	20.326737	23.426511	15.25%	53,696	2006
	18.503384	20.326737	9.85%	41,829	2005
	14.908237	18.503384	24.12%	32,924	2004
	11.615476	14.908237	28.35%	27,343	2003
	12.470576	11.615476	-6.86%	11,907	2002
	10.697280	12.470576	16.58%	7,277	2001
	10.000000	10.697280	6.97%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	18.230359	18.592714	1.99%	115,639	2007
	15.600161	18.230359	16.86%	100,346	2006
	14.319913	15.600161	8.94%	108,577	2005
	12.739043	14.319913	12.42%	106,905	2004
	10.191797	12.738043	24.98%	104,730	2003
	11.587095	10.191797	-12.04%	73,324	2002
	11.043068	11.587095	4.93%	48,422	2001
	10.000000	11.043068	10.43%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.349628	9.235000	10.60%	92,270	2007
	7.839882	8.349628	6.50%	152,694	2006
	7.159818	7.839882	9.50%	185,617	2005
	6.394733	7.159818	11.96%	188,534	2004
	4.689230	6.394733	36.37%	164,688	2003
	6.722932	4.689230	-30.25%	93,847	2002
	8.541275	6.722932	-21.29%	61,740	2001
	10.000000	8.541275	-14.59%	28,023	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.161349	17.336028	14.34%	22,698	2007
	12.601840	15.161349	20.31%	24,629	2006
	11.551866	12.601840	9.09%	20,235	2005
	10.000000	11.551866	15.52%	12,056	2004*

Janus Adviser Balanced Fund: Class S	12.066887	13.128729	8.80%	33,310	2007
	11.035144	12.066887	9.35%	43,996	2006
	10.347445	11.035144	6.65%	44,172	2005
	9.635732	10.347445	7.39%	41,972	2004
	8.533019	9.635732	12.92%	79,916	2003
	9.220558	8.533019	-7.46%	68,954	2002
	9.783183	9.220558	-5.75%	20,609	2001
	10.000000	9.783183	-2.17%	350	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: Class S	14.904449	18.621489	24.94%	0	2007
	10.403827	14.904449	43.26%	0	2006
	7.973365	10.403827	30.48%	0	2005
	6.716485	7.973365	18.71%	0	2004
	5.031164	6.716485	33.50%	0	2003
	6.829199	5.031164	-26.33%	0	2002
	8.929608	6.829199	-23.52%	0	2001
	10.000000	8.929608	-10.70%	0	2000*

Janus Adviser Worldwide Fund: Class S	7.778184	8.390924	7.88%	12,965	2007
	6.715480	7.778184	15.82%	15,032	2006
	6.391797	6.715480	5.06%	21,646	2005
	6.161469	6.391797	3.74%	23,922	2004
	5.064214	6.161469	21.67%	44,551	2003
	6.909361	5.064214	-26.71%	42,954	2002
	8.838918	6.909361	-21.83%	39,243	2001
	10.000000	8.838918	-11.61%	17,539	2000*

Janus Fund	6.397286	7.300685	14.12%	61,560	2007
	5.840016	6.397286	9.54%	69,042	2006
	5.670205	5.840016	2.99%	84,641	2005
	5.468299	5.670205	3.69%	87,927	2004
	4.191664	5.468299	30.46%	98,325	2003
	5.842114	4.191664	-28.25%	101,949	2002
	7.982384	5.842114	-26.81%	131,732	2001
	10.000000	7.982384	-20.18%	50,813	2000*

Janus Twenty Fund	6.665904	8.975141	34.64%	63,845	2007
	5.992652	6.665904	11.23%	67,420	2006
	5.529139	5.992652	8.38%	70,772	2005
	4.505613	5.529139	22.72%	91,358	2004
	3.630109	4.505613	24.12%	140,909	2003
	4.823650	3.630109	-24.74%	164,145	2002
	6.879094	4.823650	-29.88%	255,259	2001
	10.000000	6.879094	-31.21%	181,852	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Worldwide Fund	6.940882	7.509235	8.19%	318	2007
	5.943464	6.940882	16.78%	318	2006
	5.669137	5.943464	4.84%	1,009	2005
	5.423269	5.669137	4.53%	1,009	2004
	4.407161	5.423269	23.06%	1,011	2003
	6.013992	4.407161	-26.72%	11,060	2002
	7.873214	6.013992	-23.61%	81,297	2001
	10.000000	7.873214	-21.27%	88,079	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	19.003136	17.579114	-7.49%	5,504	2007
	16.429554	19.003136	15.66%	5,429	2006
	15.959931	16.429554	2.94%	4,663	2005
	14.023752	15.959931	13.81%	5,049	2004
	10.217966	14.023752	37.25%	7,527	2003
	12.553546	10.217966	-18.60%	9,038	2002
	10.769748	12.553546	16.56%	7,669	2001
	10.000000	10.769748	7.70%	1,762	2000*

Nationwide Bond Fund: Class D	14.437711	15.172558	5.09%	5,072	2007
	13.961832	14.437711	3.41%	13,639	2006
	13.668177	13.961832	2.15%	16,787	2005
	13.163690	13.668177	3.83%	17,890	2004
	12.491862	13.163690	5.38%	19,054	2003
	11.541979	12.491862	8.23%	19,274	2002
	10.608876	11.541979	8.80%	7,469	2001
	10.000000	10.608876	6.09%	392	2000*

Nationwide Bond Index Fund: Class A	13.159918	13.857261	5.30%	2,622	2007
	12.805853	13.159918	2.76%	3,485	2006
	12.691418	12.805853	0.90%	5,139	2005
	12.352129	12.691418	2.75%	4,428	2004
	12.086750	12.352129	2.20%	3,550	2003
	11.148665	12.086750	8.41%	1,369	2002
	10.504913	11.148665	6.13%	202	2001
	10.000000	10.504913	5.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.990059	14.929079	6.71%	71,979	2007
	13.599104	13.990059	2.87%	82,419	2006
	13.358305	13.599104	1.80%	86,084	2005
	13.039627	13.358305	2.44%	134,110	2004
	12.919549	13.039627	0.93%	130,669	2003
	11.752975	12.919549	9.93%	139,705	2002
	10.987054	11.752975	6.97%	75,180	2001
	10.000000	10.987054	9.87%	5,241	2000*

Nationwide Growth Fund: Class A	11.988081	14.162984	18.14%	3,950	2007
	11.417691	11.988081	5.00%	4,148	2006
	10.862922	11.417691	5.11%	11,028	2005
	10.174135	10.862922	6.77%	12,049	2004
	10.000000	10.174135	1.74%	6,389	2003*

Nationwide Growth Fund: Class D	5.836968	6.914254	18.46%	6,721	2007
	5.542961	5.836968	5.30%	6,721	2006
	5.251820	5.542961	5.54%	13,864	2005
	4.904327	5.251820	7.09%	13,864	2004
	3.722127	4.904327	31.76%	18,265	2003
	5.270727	3.722127	-29.38%	0	2002
	7.369169	5.270727	-28.48%	4,350	2001
	10.000000	7.369169	-26.31%	4,350	2000*

Nationwide International Index Fund: Class A	13.518873	14.749794	9.11%	0	2007
	10.863448	13.518873	24.44%	0	2006
	9.661542	10.863448	12.44%	0	2005
	8.187391	9.661542	18.01%	0	2004
	6.031974	8.187391	35.73%	0	2003
	7.399695	6.031974	-18.48%	0	2002
	9.642410	7.399695	-23.26%	0	2001
	10.000000	9.642410	-3.58%	0	2000*

Nationwide Large Cap Value Fund: Class A	16.836043	16.256693	-3.44%	25,618	2007
	14.042346	16.836043	19.89%	24,444	2006
	13.164273	14.042346	6.26%	11,597	2005
	11.468670	13.164273	14.78%	13,000	2004
	9.043656	11.468670	26.81%	18,984	2003
	10.590508	9.043656	-14.61%	7,275	2002
	11.229368	10.590508	-5.69%	7,889	2001
	10.000000	11.229368	12.29%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	14.634970	15.544935	6.22%	42,744	2007
	13.484055	14.634970	8.54%	51,159	2006
	12.173694	13.484055	10.76%	28,272	2005
	10.633602	12.173694	14.48%	23,073	2004
	7.988701	10.633602	33.11%	19,761	2003
	9.519402	7.988701	-16.08%	11,511	2002
	9.785451	9.519402	-2.72%	639	2001
	10.000000	9.785451	-2.15%	0	2000*

Nationwide Money Market Fund: Service Class	11.037904	11.451798	3.75%	344,009	2007
	10.675956	11.037904	3.39%	269,533	2006
	10.508286	10.675956	1.60%	93,191	2005
	10.537802	10.508286	-0.28%	64,254	2004
	10.585603	10.537802	-0.45%	81,528	2003
	10.580827	10.585603	0.05%	141,507	2002
	10.332702	10.580827	2.40%	208,916	2001
	10.000000	10.332702	3.33%	15,275	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	12.020689	12.542316	4.34%	127,134	2007
	11.436384	12.020689	5.11%	91,657	2006
	11.188041	11.436384	2.22%	75,496	2005
	10.781041	11.188041	3.78%	66,831	2004
	10.110988	10.781041	6.63%	47,517	2003
	10.155205	10.110988	-0.44%	16,013	2002
	10.039080	10.155205	1.16%	0	2001
	10.000000	10.039080	0.39%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	12.205179	12.788196	4.78%	80,997	2007
	11.356842	12.205179	7.47%	87,270	2006
	10.981815	11.356842	3.41%	75,762	2005
	10.355850	10.981815	6.04%	74,053	2004
	9.209082	10.355850	12.45%	53,427	2003
	9.709012	9.209082	-5.15%	0	2002
	9.917994	9.709012	-2.11%	0	2001
	10.000000	9.917994	-0.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderate Fund: Service Class	12.184429	12.739403	4.55%	226,471	2007
	11.043561	12.184429	10.33%	344,991	2006
	10.577743	11.043561	4.40%	318,500	2005
	9.760110	10.577743	8.38%	153,858	2004
	8.231400	9.760110	18.57%	35,642	2003
	9.188044	8.231400	-10.41%	27,423	2002
	9.739100	9.188044	-5.66%	18,207	2001
	10.000000	9.739100	-2.61%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.276640	12.910565	5.16%	69,008	2007
	10.829923	12.276640	13.36%	59,423	2006
	10.214734	10.829923	6.02%	59,022	2005
	9.199831	10.214734	11.03%	35,789	2004
	7.353261	9.199831	25.11%	25,892	2003
	8.676240	7.353261	-15.25%	3,932	2002
	9.603495	8.676240	-9.66%	0	2001
	10.000000	9.603495	-3.97%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Service Class	12.217348	12.813474	4.88%	33,011	2007
	10.557726	12.217348	15.72%	25,890	2006
	9.883275	10.557726	6.82%	21,823	2005
	8.752362	9.883275	12.92%	8,665	2004
	6.709728	8.752362	30.44%	1,428	2003
	8.301650	6.709728	-19.18%	162	2002
	9.465217	8.301650	-12.29%	0	2001
	10.000000	9.465217	-5.35%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	9.716349	10.081233	3.76%	45,366	2007
	8.518302	9.716349	14.06%	57,930	2006
	8.249721	8.518302	3.26%	69,177	2005
	7.551419	8.249721	9.25%	67,839	2004
	5.965991	7.551419	26.57%	78,194	2003
	7.789303	5.965991	-23.41%	80,721	2002
	8.970533	7.789303	-13.17%	97,798	2001
	10.000000	8.970533	-10.29%	101,963	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Small Cap Fund: Class A	22.506446	20.945334	-6.94%	12,851	2007
	17.592080	22.506446	27.94%	16,358	2006
	14.496877	17.592080	21.35%	41,817	2005
	11.637303	14.496877	24.57%	31,040	2004
	7.937781	11.637303	46.61%	4,994	2003
	9.838784	7.937781	-19.32%	1,047	2002
	10.124691	9.838784	2.82%	925	2001
	10.000000	10.124691	1.25%	207	2000*

Nationwide Small Cap Index Fund: Class A	15.063831	14.558842	-3.35%	24,516	2007
	12.976481	15.063831	16.09%	43,023	2006
	12.555585	12.976481	3.35%	21,682	2005
	10.764301	12.555585	16.64%	323,271	2004
	7.472028	10.764301	44.06%	8,177	2003

Nationwide Value Opportunities Fund: Class A	17.407005	15.923777	-8.52%	7,553	2007
	14.912772	17.407005	16.73%	8,473	2006
	13.953947	14.912772	6.87%	9,658	2005
	12.422556	13.953947	12.33%	29,505	2004
	9.174929	12.422556	35.40%	8,814	2003
	10.816539	9.174929	-15.18%	1,279	2002
	10.722700	10.816539	0.88%	0	2001
	10.000000	10.722700	7.23%	0	2000*

Nationwide Fund: Class D	11.228348	12.000360	6.88%	4,554	2007
	9.957292	11.228348	12.77%	4,676	2006
	9.363215	9.957292	6.34%	7,788	2005
	8.611505	9.363215	8.73%	10,035	2004
	6.840342	8.611505	25.89%	10,507	2003
	8.333346	6.840342	-17.92%	5,410	2002
	9.555125	8.333346	-12.79%	11,331	2001
	10.000000	9.555125	-4.45%	5,405	2000*

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I	11.998637	12.433713	3.63%	3,527	2007
	10.791559	11.998637	11.19%	3,671	2006
	10.624628	10.791559	1.57%	5,146	2005
	9.886997	10.624628	7.46%	4,189	2004
	8.429538	9.886997	17.29%	3,048	2003
	9.705404	8.429538	-13.15%	0	2002
	10.000000	9.705404	-2.95%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Genesis Fund: Trust Class	23.729433	28.627189	20.64%	77,928	2007
	22.335725	23.729433	6.24%	102,014	2006
	19.388793	22.335725	15.20%	126,995	2005
	16.493979	19.388793	17.55%	108,555	2004
	12.648346	16.493979	30.40%	96,867	2003
	13.163794	12.648346	-3.92%	58,565	2002
	11.858163	13.163794	11.01%	28,676	2001
	10.000000	11.858163	18.58%	4,295	2000*

Neuberger Berman Guardian Fund: Trust Class	12.363478	13.149624	6.36%	7,470	2007
	11.014951	12.363478	12.24%	3,195	2006
	10.272030	11.014951	7.23%	3,504	2005
	8.945111	10.272030	14.83%	8,033	2004
	6.689081	8.945111	33.73%	3,390	2003
	9.114549	6.689081	-26.61%	1,899	2002
	9.383282	9.114549	-2.86%	1,794	2001
	10.000000	9.383282	-6.17%	1,783	2000*

Neuberger Berman Partners Fund: Trust Class	14.989423	16.307652	8.79%	11,159	2007
	13.387081	14.989423	11.97%	12,979	2006
	11.472148	13.387081	16.69%	13,054	2005
	9.731141	11.472148	17.89%	13,423	2004
	7.241845	9.731141	34.37%	9,649	2003
	9.736446	7.241845	-25.62%	4,765	2002
	10.160186	9.736446	-4.17%	5,642	2001
	10.000000	10.160186	1.60%	2,568	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.621977	14.478389	6.29%	82,262	2007
	12.040681	13.621977	13.13%	67,708	2006
	11.312942	12.040681	6.43%	14,708	2005
	10.000000	11.312942	13.13%	1,827	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.584447	9.672822	12.68%	101,415	2007
	8.061616	8.584447	6.49%	120,095	2006
	7.773689	8.061616	3.70%	183,516	2005
	7.372231	7.773689	5.45%	162,965	2004
	5.749369	7.372231	28.23%	129,435	2003
	7.871472	5.749369	-26.96%	45,178	2002
	9.103062	7.871472	-13.53%	29,728	2001
	10.000000	9.103062	-8.97%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Champion Income Fund: Class A	13.377508	13.236149	-1.06%	5,219	2007
	12.368331	13.377508	8.16%	5,478	2006
	12.163533	12.368331	1.68%	13,364	2005
	11.244628	12.163533	8.17%	5,413	2004
	10.000000	11.244628	12.45%	4,429	2003*

Oppenheimer Global Fund: Class A	13.959492	14.651110	4.95%	59,294	2007
	12.006437	13.959492	16.27%	89,338	2006
	10.648319	12.006437	12.75%	132,167	2005
	9.058982	10.648319	17.54%	145,686	2004
	6.392280	9.058982	41.72%	185,527	2003
	8.321785	6.392280	-23.19%	121,801	2002
	9.525990	8.321785	-12.64%	92,334	2001
	10.000000	9.525990	-4.74%	49,595	2000*

Oppenheimer Strategic Income Fund: Class A	15.225354	16.470906	8.18%	14,248	2007
	14.274679	15.225354	6.66%	11,873	2006
	13.836258	14.274679	3.17%	13,124	2005
	12.743478	13.836258	8.58%	9,902	2004
	10.757886	12.743478	18.46%	2,745	2003
	10.165191	10.757886	5.83%	0	2002
	9.909668	10.165191	2.58%	0	2001
	10.000000	9.909668	-0.90%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.197654	15.964464	5.05%	101,567	2007
	13.069100	15.197654	16.29%	94,447	2006
	11.568978	13.069100	12.97%	70,596	2005
	10.000000	11.568978	15.69%	49,954	2004*

PIMCO Total Return Fund: Class A	13.716941	14.750276	7.53%	95,731	2007
	13.379020	13.716941	2.53%	101,608	2006
	13.190894	13.379020	1.43%	119,652	2005
	12.726708	13.190894	3.65%	104,965	2004
	12.229484	12.726708	4.07%	63,269	2003
	11.260935	12.229484	8.60%	35,184	2002
	10.433703	11.260935	7.93%	1,561	2001
	10.000000	10.433703	4.34%	328	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam International Equity Fund: Class A	20.687294	22.211781	7.37%	0	2007
	16.286296	20.687294	27.02%	0	2006
	14.605373	16.286296	11.51%	0	2005
	12.685958	14.605373	15.13%	0	2004
	10.000000	12.685958	26.86%	0	2003*

Putnam Voyager Fund: Class A	13.308009	13.879170	4.29%	791	2007
	12.767594	13.308009	4.23%	0	2006
	12.218073	12.767594	4.50%	6,924	2005
	11.770822	12.218073	3.80%	6,940	2004
	10.000000	11.770822	17.71%	6,007	2003*

Templeton Foreign Fund: Class A	17.029182	19.775178	16.13%	49,213	2007
	14.334958	17.029182	18.79%	60,806	2006
	13.081121	14.334958	9.59%	69,991	2005
	11.178641	13.081121	17.02%	82,323	2004
	8.647111	11.178641	29.28%	77,865	2003
	9.556122	8.647111	-9.51%	60,759	2002
	10.478436	9.556122	-8.80%	31,517	2001
	10.000000	10.478436	4.78%	1,691	2000*

Van Kampen Growth and Income Fund: Class A	17.535509	17.811176	1.57%	98,126	2007
	15.260246	17.535509	14.91%	103,716	2006
	14.021655	15.260246	8.83%	82,082	2005
	12.424152	14.021655	12.86%	72,911	2004
	10.000000	12.424152	24.24%	34,131	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.544142	22.474915	21.20%	36,804	2007
	17.174982	18.544142	7.97%	11,640	2006
	14.743094	17.174982	16.50%	17,663	2005
	12.298478	14.743094	19.88%	4,994	2004
	10.000000	12.298478	22.98%	737	2003*

Van Kampen Real Estate Securities Fund: Class A	27.180747	22.253654	-18.13%	29,413	2007
	19.964834	27.180747	36.14%	46,952	2006
	17.286156	19.964834	15.50%	22,087	2005
	12.768894	17.286156	35.38%	14,801	2004
	10.000000	12.768894	27.69%	1,941	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	16.068360	17.138061	6.66%	4,119	2007
	15.280119	16.068360	5.16%	7,441	2006
	13.727916	15.280119	11.31%	5,690	2005
	12.236884	13.727916	12.18%	5,935	2004
	10.000000	12.236884	22.37%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	14.189798	15.451686	8.89%	49,340	2007
	12.423253	14.189798	14.22%	56,343	2006
	11.197476	12.423253	10.95%	57,277	2005
	10.281015	11.197476	8.91%	68,866	2004
	7.483525	10.281015	37.38%	85,580	2003
	9.357925	7.483525	-20.03%	61,205	2002
	9.611802	9.357925	-2.64%	48,212	2001
	10.000000	9.611802	-3.88%	14,905	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.750973	16.092289	26.20%	3,596	2007
	11.949424	12.750973	6.71%	2,439	2006
	11.068352	11.949424	7.96%	97	2005
	9.927100	11.068352	11.50%	97	2004
	10.000000	9.927100	-0.73%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.903477	8.003436	1.26%	3,491	2007
	6.914977	7.903477	14.30%	3,467	2006
	7.110041	6.914977	-2.74%	17,262	2005
	6.592833	7.110041	7.85%	15,196	2004
	5.348645	6.592833	23.26%	14,961	2003
	6.908161	5.348645	-22.57%	1,352	2002
	8.725542	6.908161	-20.83%	1,349	2001
	10.000000	8.725542	-12.74%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.538687	14.732165	17.49%	11,677	2007
	11.125139	12.538687	12.71%	8,795	2006
	10.000000	11.125139	11.25%	15,110	2005*

Additional Contract Options Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.263005	11.423418	1.42%	0	2007
	10.279950	11.263005	9.56%	0	2006
	10.000000	10.279950	2.80%	0	2005*

AIM Dynamics Fund: Investor Class	7.251623	8.065064	11.22%	3,649	2007
	6.285685	7.251623	15.37%	1,284	2006
	5.752770	6.285685	9.26%	1,532	2005
	5.191044	5.752770	10.82%	3,729	2004
	3.792038	5.191044	36.89%	4,208	2003
	5.724104	3.792038	-33.75%	4,448	2002
	8.616095	5.724104	-33.56%	5,939	2001
	10.000000	8.616095	-13.84%	0	2000*

AIM Small Cap Growth Fund: Investor Class	10.220667	11.269868	10.27%	223	2007
	10.000000	10.220667	2.21%	227	2006

American Century Growth: Investor Class	7.005700	8.251838	17.79%	0	2007
	6.555533	7.005700	6.87%	0	2006
	6.315844	6.555533	3.80%	0	2005
	5.804561	6.315844	8.81%	339	2004
	4.712724	5.804561	23.17%	338	2003
	6.444078	4.712724	-26.87%	332	2002
	8.003702	6.444078	-19.49%	313	2001
	10.000000	8.003702	-19.96%	353	2000*

American Century Income & Growth: Advisor Class	11.006026	10.836920	-1.54%	1,652	2007
	9.512637	11.006026	15.70%	2,251	2006
	9.192102	9.512637	3.49%	2,728	2005
	8.237676	9.192102	11.59%	4,103	2004
	6.433775	8.237676	28.04%	3,931	2003
	8.083213	6.433775	-20.41%	3,940	2002
	8.936855	8.083213	-9.55%	2,130	2001
	10.000000	8.936855	-10.63%	899	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.772331	11.309106	15.73%	6	2007
	7.914841	9.772331	23.47%	6	2006
	7.071101	7.914841	11.93%	6	2005
	6.208721	7.071101	13.89%	6	2004
	5.012690	6.208721	23.86%	6	2003
	6.288106	5.012690	-20.28%	6	2002
	8.701057	6.288106	-27.73%	6	2001
	10.000000	8.701057	-12.99%	0	2000*

American Century Short Term Government: Investor Class	12.076201	12.716270	5.30%	16,652	2007
	11.728077	12.076201	2.97%	8,414	2006
	11.652348	11.728077	0.65%	9,389	2005
	11.692977	11.652348	-0.35%	15,429	2004
	11.680840	11.692977	0.10%	17,736	2003
	11.211675	11.680840	4.18%	9,719	2002
	10.569653	11.211675	6.07%	310	2001
	10.000000	10.569653	5.70%	0	2000*

American Century Ultra: Investor Class	6.807738	8.210221	20.60%	612	2007
	7.109771	6.807738	-4.25%	679	2006
	7.032461	7.109771	1.10%	580	2005
	6.417203	7.032461	9.59%	4,129	2004
	5.151505	6.417203	24.57%	4,508	2003
	6.770806	5.151505	-23.92%	4,082	2002
	8.010204	6.770806	-15.47%	1,484	2001
	10.000000	8.010204	-19.90%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.602912	18.210950	16.72%	976	2007
	12.621773	15.602912	23.62%	0	2006
	11.284881	12.621773	11.85%	0	2005
	10.000000	11.284881	12.85%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.700519	11.286076	5.47%	1,011	2007
	9.296545	10.700519	15.10%	2,248	2006
	9.016908	9.296545	3.10%	3,689	2005
	8.627395	9.016908	4.51%	5,264	2004
	7.238702	8.627395	19.18%	5,315	2003
	8.824818	7.238702	-17.97%	4,021	2002
	9.988137	8.824818	-11.65%	4,133	2001
	10.000000	9.988137	-0.12%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.985426	11.449286	-11.83%	0	2007
	12.250342	12.985426	6.00%	0	2006
	11.334043	12.250342	8.08%	0	2005
	10.022279	11.334043	13.09%	0	2004
	7.257853	10.022279	38.09%	0	2003
	9.182626	7.257853	-20.96%	0	2002
	10.296318	9.182626	-10.82%	0	2001
	10.000000	10.296318	2.96%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.730434	11.165501	4.05%	12,479	2007
	9.895808	10.730434	8.43%	12,479	2006
	10.129301	9.895808	-2.31%	12,479	2005
	10.000000	10.129301	1.29%	12,686	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.599509	7.026851	6.48%	0	2007
	6.115187	6.599509	7.92%	0	2006
	5.969854	6.115187	2.43%	0	2005
	5.692734	5.969854	4.87%	0	2004
	4.568222	5.692734	24.62%	0	2003
	6.533513	4.568222	-30.08%	0	2002
	8.651981	6.533513	-24.49%	0	2001
	10.000000	8.651981	-13.48%	0	2000*

Federated Bond Fund: Class F Shares	14.661802	15.247862	4.00%	0	2007
	13.994456	14.661802	4.77%	0	2006
	13.874181	13.994456	0.87%	0	2005
	13.124330	13.874181	5.71%	0	2004
	11.745166	13.124330	11.74%	0	2003
	11.095068	11.745166	5.86%	0	2002
	10.443003	11.095068	6.24%	0	2001
	10.000000	10.443003	4.43%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.343964	10.429513	0.83%	0	2007
	8.516739	10.343964	21.45%	0	2006
	8.350775	8.516739	1.99%	0	2005
	7.466501	8.350775	11.84%	0	2004
	6.085114	7.466501	22.70%	0	2003
	7.628323	6.085114	-20.23%	0	2002
	8.687845	7.628323	-12.20%	0	2001
	10.000000	8.687845	-13.12%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	13.357159	13.639789	2.12%	570	2007
	12.131693	13.357159	10.10%	570	2006
	11.963306	12.131693	1.41%	570	2005
	10.825141	11.963306	10.51%	570	2004
	8.903033	10.825141	21.59%	342	2003
	8.987499	8.903033	-0.94%	342	2002
	9.253231	8.987499	-2.87%	285	2001
	10.000000	9.253231	-7.47%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.297035	13.920355	4.69%	0	2007
	12.877951	13.297035	3.25%	0	2006
	12.745898	12.877951	1.04%	0	2005
	12.472864	12.745898	2.19%	0	2004
	11.881316	12.472864	4.98%	316	2003
	11.019446	11.881316	7.82%	316	2002
	10.366021	11.019446	6.30%	316	2001
	10.000000	10.366021	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.709780	12.576641	7.40%	0	2007
	10.606178	11.709780	10.41%	0	2006
	10.175479	10.606178	4.23%	0	2005
	9.771113	10.175479	4.14%	0	2004
	8.373255	9.771113	16.69%	336	2003
	9.273752	8.373255	-9.71%	336	2002
	9.532196	9.273752	-2.71%	0	2001
	10.000000	9.532196	-4.68%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.184461	8.983568	25.04%	4,059	2007
	6.811099	7.184461	5.48%	0	2006
	6.528387	6.811099	4.33%	0	2005
	6.411841	6.528387	1.82%	0	2004
	4.903829	6.411841	30.75%	0	2003
	7.130233	4.903829	-31.22%	0	2002
	8.777454	7.130233	-18.77%	0	2001
	10.000000	8.777454	-12.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.600896	15.995299	2.53%	592	2007
	13.459988	15.600896	15.91%	1,121	2006
	12.774745	13.459988	5.36%	1,202	2005
	11.508820	12.774745	11.00%	1,657	2004
	9.028990	11.508820	27.47%	1,448	2003
	10.793698	9.028990	-16.35%	465	2002
	11.149623	10.793698	-3.19%	3,685	2001
	10.000000	11.149623	11.50%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.318606	10.134433	21.83%	5	2007
	8.000097	8.318606	3.98%	5	2006
	7.438626	8.000097	7.26%	5	2005
	7.016712	7.438626	6.01%	1,295	2004
	5.477554	7.016712	28.10%	1,295	2003
	7.130233	4.903829	-31.22%	0	2002
	8.468570	7.124409	-15.87%	5	2001
	10.000000	8.468570	-15.31%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	16.123922	16.317127	1.20%	469	2007
	14.089162	16.123922	14.44%	1,529	2006
	13.603495	14.089162	3.57%	1,629	2005
	11.963641	13.603495	13.71%	1,629	2004
	8.413530	11.963641	42.20%	1,629	2003
	8.855198	8.413530	-4.99%	1,629	2002
	9.052229	8.855198	-2.18%	568	2001
	10.000000	9.052229	-9.48%	0	2000*

Fidelity Advisor Overseas Fund: Class A	12.223716	14.160683	15.85%	0	2007
	10.379684	12.223716	17.77%	0	2006
	9.171495	10.379684	13.17%	0	2005
	8.198219	9.171495	11.87%	0	2004
	5.738131	8.198219	42.87%	0	2003
	7.257230	5.738131	-20.93%	0	2002
	9.178695	7.257230	-20.93%	0	2001
	10.000000	9.178695	-8.21%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.163521	17.571998	15.88%	1,011	2007
	13.000485	15.163521	16.64%	0	2006
	11.058825	13.000485	17.56%	0	2005
	10.000000	11.058825	10.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	23.352786	22.341771	-4.33%	2,519	2007
	20.272971	23.352786	15.19%	3,729	2006
	18.463743	20.272971	9.80%	3,112	2005
	14.883801	18.463743	24.05%	970	2004
	11.602290	14.883801	28.28%	808	2003
	12.462737	11.602290	-6.90%	388	2002
	10.695986	12.462737	16.52%	0	2001
	10.000000	10.695986	6.96%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	18.169150	18.520886	1.94%	3,507	2007
	15.555606	18.169150	16.80%	4,225	2006
	14.286215	15.555606	8.89%	4,099	2005
	12.714485	14.286215	12.36%	3,401	2004
	10.178078	12.714485	24.92%	3,532	2003
	11.577351	10.178078	-12.09%	3,568	2002
	11.039390	11.577351	4.87%	2,662	2001
	10.000000	11.039390	10.39%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.321580	9.199304	10.55%	2,622	2007
	7.817479	8.321580	6.45%	5,347	2006
	7.142949	7.817479	9.44%	5,720	2005
	6.382891	7.142949	11.91%	7,364	2004
	4.682902	6.382891	36.30%	7,063	2003
	6.717266	4.682902	-30.29%	5,416	2002
	8.538418	6.717266	-21.33%	1,818	2001
	10.000000	8.538418	-14.62%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.141040	17.304016	14.29%	3,204	2007
	12.591291	15.141040	20.25%	969	2006
	11.548018	12.591291	9.03%	331	2005
	10.000000	11.548018	15.48%	1,143	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.965890	12.393478	3.57%	0	2007
	10.767521	11.965890	11.13%	0	2006
	10.606307	10.767521	1.52%	0	2005
	9.874925	10.606307	7.41%	0	2004
	8.423495	9.874925	17.23%	0	2003
	9.703355	8.423495	-13.19%	0	2002
	10.000000	9.703355	-2.97%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	12.028917	13.080788	8.74%	256	2007
	11.005967	12.028917	9.29%	816	2006
	10.325288	11.005967	6.59%	816	2005
	9.619943	10.325288	7.33%	1,338	2004
	8.523335	9.619943	12.87%	1,082	2003
	9.214753	8.523335	-7.50%	3,069	2002
	9.781997	9.214753	-5.80%	853	2001
	10.000000	9.781997	-2.18%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.857574	18.553512	24.88%	0	2007
	10.376333	14.857574	43.19%	0	2006
	7.956293	10.376333	30.42%	0	2005
	6.705487	7.956293	18.65%	0	2004
	5.025452	6.705487	33.43%	0	2003
	6.824901	5.025452	-26.37%	0	2002
	8.928524	6.824901	-23.56%	0	2001
	10.000000	8.928524	-10.71%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.753676	8.360245	7.82%	597	2007
	6.697693	7.753676	15.77%	597	2006
	6.378083	6.697693	5.01%	724	2005
	6.151359	6.378083	3.69%	1,066	2004
	5.058464	6.151359	21.61%	3,342	2003
	6.905007	5.058464	-26.74%	3,632	2002
	8.837850	6.905007	-21.87%	6,817	2001
	10.000000	8.837850	-11.62%	0	2000*

Janus Fund	6.375807	7.272487	14.06%	695	2007
	5.823337	6.375807	9.49%	695	2006
	5.656853	5.823337	2.94%	1,559	2005
	5.458175	5.656853	3.64%	3,131	2004
	4.186010	5.458175	30.39%	3,124	2003
	5.837183	4.186010	-28.29%	3,587	2002
	7.979710	5.837183	-26.85%	9,497	2001
	10.000000	7.979710	-20.20%	350	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.643521	8.940476	34.57%	430	2007
	5.975544	6.643521	11.18%	430	2006
	5.516124	5.975544	8.33%	430	2005
	4.497276	5.516124	22.65%	430	2004
	3.625210	4.497276	24.06%	430	2003
	4.819578	3.625210	-24.78%	1,407	2002
	6.876788	4.819578	-29.92%	1,332	2001
	10.000000	6.876788	-31.23%	0	2000*

Janus Worldwide Fund	6.917534	7.480176	8.13%	815	2007
	5.926457	6.917534	16.72%	815	2006
	5.655772	5.926457	4.79%	815	2005
	5.413215	5.655772	4.48%	1,196	2004
	4.401223	5.413215	22.99%	1,186	2003
	6.008929	4.401223	-26.76%	1,174	2002
	7.870581	6.008929	-23.65%	1,161	2001
	10.000000	7.870581	-21.29%	1,170	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.939356	17.511211	-7.54%	0	2007
	16.382654	18.939356	15.61%	0	2006
	15.922388	16.382654	2.89%	0	2005
	13.997828	15.922388	13.75%	0	2004
	10.204224	13.997828	37.18%	0	2003
	12.542996	10.204224	-18.65%	0	2002
	10.766174	12.542996	16.50%	0	2001
	10.000000	10.766174	7.66%	0	2000*

Nationwide Bond Fund: Class D	14.389170	15.113869	5.04%	486	2007
	13.921899	14.389170	3.36%	486	2006
	13.635947	13.921899	2.10%	486	2005
	13.139284	13.635947	3.78%	0	2004
	12.474999	13.139284	5.32%	0	2003
	11.532221	12.474999	8.18%	0	2002
	10.605290	11.532221	8.74%	3,754	2001
	10.000000	10.605290	6.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	13.120256	13.808484	5.25%	0	2007
	12.773686	13.120256	2.71%	0	2006
	12.665915	12.773686	0.85%	0	2005
	12.333533	12.665915	2.69%	0	2004
	2.074649	12.333533	2.14%	0	2003
	11.143130	12.074649	8.36%	0	2002
	10.505027	11.143130	6.07%	0	2001
	10.000000	10.505027	5.05%	0	2000*

Nationwide Government Bond Fund: Class D	13.943076	14.871388	6.66%	0	2007
	13.560261	13.943076	2.82%	12,135	2006
	13.326859	13.560261	1.75%	13,540	2005
	13.015503	13.326859	2.39%	14,307	2004
	12.902158	13.015503	0.88%	16,541	2003
	11.743085	12.902158	9.87%	9,005	2002
	10.983384	11.743085	6.92%	106	2001
	10.000000	10.983384	9.83%	0	2000*

Nationwide Growth Fund: Class A	11.969771	14.134174	18.08%	0	2007
	11.405990	11.969771	4.94%	0	2006
	10.857260	11.405990	5.05%	0	2005
	10.173967	10.857260	6.72%	0	2004
	10.000000	10.173967	1.74%	0	2003*

Nationwide Growth Fund: Class D	5.817362	6.887532	18.40%	0	2007
	5.527123	5.817362	5.25%	0	2006
	5.239452	5.527123	5.49%	0	2005
	4.895249	5.239452	7.03%	401	2004
	3.717106	4.895249	31.70%	402	2003
	5.266282	3.717106	-29.42%	420	2002
	7.366709	5.266282	-28.51%	385	2001
	10.000000	7.366709	-26.33%	376	2000*

Nationwide International Index Fund: Class A	13.476353	14.695946	9.05%	0	2007
	10.834729	13.476353	24.38%	0	2006
	9.640850	10.834729	12.38%	0	2005
	8.173976	9.640850	17.95%	0	2004
	6.025119	8.173976	35.66%	0	2003
	7.395028	6.025119	-18.52%	0	2002
	9.641238	7.395028	-23.30%	0	2001
	10.000000	9.641238	-3.59%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.779501	16.193865	-3.49%	2,029	2007
	14.002228	16.779501	19.83%	0	2006
	13.133268	14.002228	6.21%	0	2005
	11.447441	13.133268	14.73%	0	2004
	9.031472	11.447441	26.75%	0	2003
	10.581591	9.031472	-14.65%	0	2002
	11.225619	10.581591	-5.74%	0	2001
	10.000000	11.225619	12.26%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.588903	15.488138	6.16%	893	2007
	13.448373	14.588903	8.48%	1,333	2006
	12.147593	13.448373	10.71%	1,397	2005
	10.616164	12.147593	14.43%	0	2004
	7.979631	10.616164	33.04%	0	2003
	9.513411	7.979631	-16.12%	0	2002
	9.784268	9.513411	-2.77%	0	2001
	10.000000	9.784268	-2.16%	0	2000*

Nationwide Money Market Fund: Service Class	11.000803	11.407514	3.70%	12,736	2007
	10.645430	11.000803	3.34%	6,958	2006
	10.483515	10.645430	1.54%	2,556	2005
	10.518273	10.483515	-0.33%	5,063	2004
	10.571320	10.518273	-0.50%	3,157	2003
	10.571887	10.571320	-0.01%	3,157	2002
	10.329212	10.571887	2.35%	1,345	2001
	10.000000	10.329212	3.29%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.982868	12.496510	4.29%	4,897	2007
	11.406128	11.982868	5.06%	4,882	2006
	11.164072	11.406128	2.17%	5,042	2005
	10.763379	11.164072	3.72%	2,886	2004
	10.099515	10.763379	6.57%	456	2003
	10.148817	10.099515	-0.49%	0	2002
	10.037865	10.148817	1.11%	0	2001
	10.000000	10.037865	0.38%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	12.166763	12.741483	4.72%	2,586	2007
	11.326799	12.166763	7.42%	1,866	2006
	10.958286	11.326799	3.36%	1,905	2005
	10.338882	10.958286	5.99%	3,089	2004
	9.198628	10.338882	12.40%	2,798	2003
	9.702895	9.198628	-5.20%	0	2002
	9.916791	9.702895	-2.16%	0	2001
	10.000000	9.916791	-0.83%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	12.146108	12.692892	4.50%	8,777	2007
	11.014371	12.146108	10.28%	7,990	2006
	10.555092	11.014371	4.35%	8,698	2005
	9.744118	10.555092	8.32%	1,915	2004
	8.222060	9.744118	18.51%	0	2003
	9.182258	8.222060	-10.46%	0	2002
	9.737921	9.182258	-5.71%	0	2001
	10.000000	9.737921	-2.62%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.237988	12.863379	5.11%	3,948	2007
	10.801263	12.237988	13.30%	4,874	2006
	10.192837	10.801263	5.97%	3,072	2005
	9.184757	10.192837	10.98%	0	2004
	7.344919	9.184757	25.05%	0	2003
	8.670785	7.344919	-15.29%	0	2002
	9.602333	8.670785	-9.70%	0	2001
	10.000000	9.602333	-3.98%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.178900	12.766662	4.83%	14,105	2007
	10.529793	12.178900	15.66%	14,105	2006
	9.862089	10.529793	6.77%	12,753	2005
	8.738009	9.862089	12.86%	593	2004
	6.702101	8.738009	30.38%	593	2003
	8.296414	6.702101	-19.22%	0	2002
	9.464066	8.296414	-12.34%	0	2001
	10.000000	9.464066	-5.36%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.683729	10.042278	3.70%	5,316	2007
	8.493984	9.683729	14.01%	5,702	2006
	8.230315	8.493984	3.20%	5,144	2005
	7.537457	8.230315	9.19%	7,873	2004
	5.957958	7.537457	26.51%	7,881	2003
	7.782744	5.957958	-23.45%	7,857	2002
	8.967537	7.782744	-13.21%	4,240	2001
	10.000000	8.967537	-10.32%	1,523	2000*

Nationwide Small Cap Fund: Class A	22.430935	20.864460	-6.98%	812	2007
	17.541890	22.430935	27.87%	1,070	2006
	14.462787	17.541890	21.29%	1,103	2005
	11.615796	14.462787	24.51%	301	2004
	7.927100	11.615796	46.53%	301	2003
	9.830512	7.927100	-19.36%	301	2002
	10.121315	9.830512	-2.87%	0	2001
	10.000000	10.121315	1.21%	0	2000*

Nationwide Small Cap Index Fund: Class A	15.016419	14.505651	-3.40%	749	2007
	12.942145	15.016419	16.03%	764	2006
	12.528667	12.942145	3.30%	467	2005
	10.746657	12.528667	16.58%	0	2004
	7.463546	10.746657	43.99%	0	2003
	9.535642	7.463546	-21.73%	0	2002
	9.474067	9.535642	0.65%	0	2001
	10.000000	9.474067	-5.26%	0	2000*

Nationwide Value Opportunities Fund: Class A	17.352272	15.865650	-8.57%	422	2007
	14.873368	17.352272	16.67%	613	2006
	13.924079	14.873368	6.82%	613	2005
	12.402236	13.924079	12.27%	190	2004
	9.164530	12.402236	35.33%	0	2003
	10.809732	9.164530	-15.22%	0	2002
	10.721399	10.809732	0.82%	0	2001
	10.000000	10.721399	7.21%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	11.190665	11.954009	6.82%	337	2007
	9.928878	11.190665	12.71%	337	2006
	9.341200	9.928878	6.29%	337	2005
	8.595586	9.341200	8.67%	1,023	2004
	6.831141	8.595586	25.83%	1,024	2003
	8.326343	6.831141	-17.96%	1,028	2002
	9.551940	8.326343	-12.83%	1,022	2001
	10.000000	9.551940	-4.48%	907	2000*

Neuberger Berman Genesis Fund: Trust Class	23.649769	28.516600	20.58%	2,710	2007
	22.271964	23.649769	6.19%	4,278	2006
	19.343178	22.271964	15.14%	4,193	2005
	16.463490	19.343178	17.49%	3,319	2004
	12.631332	16.463490	30.34%	3,228	2003
	13.152730	12.631332	-3.96%	2,580	2002
	11.854217	13.152730	10.95%	2,923	2001
	10.000000	11.854217	18.54%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	12.321951	13.098808	6.30%	461	2007
	10.983491	12.321951	12.19%	461	2006
	10.247858	10.983491	7.18%	461	2005
	8.928568	10.247858	14.78%	461	2004
	6.680076	8.928568	33.66%	461	2003
	9.106881	6.680076	-26.65%	461	2002
	9.380155	9.106881	-2.91%	0	2001
	10.000000	9.380155	-6.20%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.939103	16.244655	8.74%	2,350	2007
	13.348855	14.939103	11.91%	2,482	2006
	11.445151	13.348855	16.63%	3,263	2005
	9.713140	11.445151	17.83%	0	2004
	7.232089	9.713140	34.31%	0	2003
	9.728247	7.232089	-25.66%	0	2002
	10.156786	9.728247	-4.22%	0	2001
	10.000000	10.156786	1.57%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.603724	14.451647	6.23%	2,361	2007
	12.030598	13.603724	13.08%	1,026	2006
	11.309172	12.030598	6.38%	0	2005
	10.000000	11.309172	13.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.557441	9.637506	12.62%	2,434	2007
	8.040300	8.557441	6.43%	4,165	2006
	7.757038	8.040300	3.65%	4,243	2005
	7.360153	7.757038	5.39%	5,188	2004
	5.742842	7.360153	28.16%	4,600	2003
	7.866515	5.742842	-27.00%	3,263	2002*

Oppenheimer Champion Income Fund: Class A	13.352769	13.204962	-1.11%	0	2007
	12.351676	13.352769	8.10%	0	2006
	12.153275	12.351676	1.63%	0	2005
	11.240819	12.153275	8.12%	0	2004
	10.000000	11.240819	12.41%	0	2003*

Oppenheimer Global Fund: Class A	13.912610	14.594500	4.90%	2,726	2007
	11.972137	13.912610	16.21%	4,503	2006
	10.623258	11.972137	12.70%	4,534	2005
	9.042225	10.623258	17.48%	5,960	2004
	6.383684	9.042225	41.65%	5,908	2003
	8.314786	6.383684	-23.22%	4,982	2002
	9.522815	8.314786	-12.69%	2,520	2001
	10.000000	9.522815	-4.77%	0	2000*

Oppenheimer Strategic Income Fund: Class A	15.177460	16.410760	8.13%	0	2007
	14.236943	15.177460	6.61%	0	2006
	13.806630	14.236943	3.12%	0	2005
	12.722611	13.806630	8.52%	0	2004
	10.745693	12.722611	18.40%	0	2003
	10.158799	10.745693	5.78%	0	2002
	9.908466	10.158799	2.53%	0	2001
	10.000000	9.908466	-0.92%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.177298	15.934973	4.99%	5,208	2007
	13.058173	15.177298	16.23%	5,227	2006
	11.565122	13.058173	12.91%	3,699	2005
	10.000000	11.565122	15.65%	124	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.675341	14.698078	7.48%	1,014	2007
	13.345162	13.675341	2.47%	1,966	2006
	13.164138	13.345162	1.38%	2,030	2005
	12.707311	13.164138	3.59%	0	2004
	12.217012	12.707311	4.01%	1,018	2003
	11.255131	12.217012	8.55%	1,054	2002
	10.433622	11.255131	7.87%	0	2001
	10.000000	10.433622	4.34%	0	2000*

Putnam International Equity Fund: Class A	20.649091	22.159509	7.31%	0	2007
	16.264395	20.649091	26.96%	0	2006
	14.593076	16.264395	11.45%	0	2005
	12.681679	14.593076	15.07%	0	2004
	10.000000	12.681679	26.82%	0	2003*

Putnam Voyager Fund: Class A	13.283425	13.846499	4.24%	0	2007
	12.750418	13.283425	4.18%	0	2006
	12.207776	12.750418	4.45%	0	2005
	11.766849	12.207776	3.75%	0	2004
	10.000000	11.766849	17.67%	0	2003*

Templeton Foreign Fund: Class A	16.972032	19.698808	16.07%	266	2007
	14.294043	16.972032	18.74%	266	2006
	13.050342	14.294043	9.53%	266	2005
	11.157961	13.050342	16.96%	266	2004
	8.635471	11.157961	29.21%	1,353	2003
	9.548082	8.635471	-9.56%	1,367	2002
	10.474943	9.548082	-8.85%	224	2001
	10.000000	10.474943	4.75%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.503134	17.769262	1.52%	4,262	2007
	15.239740	17.503134	14.85%	2,101	2006
	14.009859	15.239740	8.78%	1,845	2005
	12.419966	14.009859	12.80%	422	2004
	10.000000	12.419966	24.20%	422	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.509903	22.422035	21.14%	2,337	2007
	17.151896	18.509903	7.92%	0	2006
	14.730678	17.151896	16.44%	0	2005
	12.294324	14.730678	19.82%	0	2004
	10.000000	12.294324	22.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	27.130568	22.201294	-18.17%	2,163	2007
	19.937996	27.130568	36.07%	4,439	2006
	17.271608	19.937996	15.44%	4,270	2005
	12.764596	17.271608	35.31%	0	2004
	10.000000	12.764596	27.65%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	16.038696	17.097740	6.60%	0	2007
	15.259596	16.038696	5.11%	0	2006
	13.716373	15.259596	11.25%	0	2005
	12.232760	13.716373	12.13%	0	2004
	10.000000	12.232760	22.33%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	14.142147	15.391977	8.84%	3,128	2007
	12.387766	14.142147	14.16%	4,498	2006
	11.171109	12.387766	10.89%	4,569	2005
	10.261981	11.171109	8.86%	3,248	2004
	7.473439	10.261981	37.31%	3,112	2003
	9.350053	7.473439	-20.07%	1,995	2002
	9.608591	9.350053	-2.69%	1,460	2001
	10.000000	9.608591	-3.91%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.730695	16.058548	26.14%	0	2007
	11.936433	12.730695	6.65%	0	2006
	11.061877	11.936433	7.91%	0	2005
	9.926305	11.061877	11.44%	0	2004
	10.000000	9.926305	-0.74%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.878587	7.974179	1.21%	0	2007
	6.896683	7.878587	14.24%	0	2006
	7.094795	6.896683	-2.79%	0	2005
	6.582011	7.094795	7.79%	0	2004
	5.342558	6.582011	23.20%	0	2003
	6.903797	5.342558	-22.61%	0	2002
	8.724479	6.903797	-20.87%	0	2001
	10.000000	8.724479	-12.76%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.527778	14.711884	17.43%	0	2007
	11.121052	12.527778	12.65%	0	2006
	10.000000	11.121052	11.21%	0	2005*

Additional Contract Options Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.254727	11.409223	1.37%	0	2007
	10.277566	11.254727	9.51%	0	2006
	10.000000	10.277566	2.78%	143	2005*

AIM Dynamics Fund: Investor Class	7.227275	8.033896	11.16%	3,122	2007
	6.267736	7.227275	15.31%	6,181	2006
	5.739232	6.267736	9.21%	7,204	2005
	5.181446	5.739232	10.77%	8,169	2004
	3.786927	5.181446	36.82%	9,115	2003
	5.719278	3.786927	-33.79%	9,700	2002
	8.613210	5.719278	-33.60%	8,932	2001
	10.000000	8.613210	-13.87%	5,671	2000*

AIM Small Cap Growth Fund: Investor Class	10.216901	11.259987	10.21%	193	2007
	10.000000	10.216901	2.17%	1,459	2006

American Century Growth: Investor Class	6.982154	8.219926	17.73%	2,964	2007
	6.536784	6.982154	6.81%	5,965	2006
	6.300949	6.536784	3.74%	6,038	2005
	5.793806	6.300949	8.75%	6,670	2004
	4.706361	5.793806	23.11%	7,227	2003
	6.438630	4.706361	-26.90%	7,314	2002
	8.001020	6.438630	-19.53%	7,363	2001
	10.000000	8.001020	-19.99%	5,065	2000*

American Century Income & Growth: Advisor Class	10.969077	10.795062	-1.59%	5,483	2007
	9.485470	10.969077	15.64%	7,273	2006
	9.170471	9.485470	3.43%	8,694	2005
	8.222432	9.170471	11.53%	8,931	2004
	6.425106	8.222432	27.97%	9,344	2003
	8.076413	6.425106	-20.45%	9,618	2002
	8.933871	8.076413	-9.60%	9,832	2001
	10.000000	8.933871	-10.66%	5,861	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.739472	11.265355	15.67%	0	2007
	7.892205	9.739472	23.41%	0	2006
	7.054430	7.892205	11.88%	0	2005
	6.197216	7.054430	13.83%	0	2004
	5.005932	6.197216	23.80%	488	2003
	6.282810	5.005932	-20.32%	267	2002
	8.698148	6.282810	-27.77%	308	2001
	10.000000	8.698148	-13.02%	286	2000*

American Century Short Term Government: Investor Class	12.035631	12.667114	5.25%	0	2007
	11.694564	12.035631	2.92%	0	2006
	11.624911	11.694564	0.60%	0	2005
	11.671338	11.624911	-0.40%	0	2004
	11.665108	11.671338	0.05%	0	2003
	11.202246	11.665108	4.13%	0	2002
	10.566125	11.202246	6.02%	0	2001
	10.000000	10.566125	5.66%	0	2000*

American Century Ultra: Investor Class	6.784866	8.178488	20.54%	1,888	2007
	7.089452	6.784866	-4.30%	1,962	2006
	7.015895	7.089452	1.05%	3,112	2005
	6.405328	7.015895	9.53%	3,612	2004
	5.144560	6.405328	24.51%	4,069	2003
	6.765100	5.144560	-23.95%	4,637	2002
	8.007525	6.765100	-15.52%	4,697	2001
	10.000000	8.007525	-19.92%	8,672	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.582006	18.177322	16.66%	240	2007
	12.611213	15.582006	23.56%	246	2006
	11.281113	12.611213	11.79%	273	2005
	10.000000	11.281113	12.81%	284	2004*

Dreyfus Appreciation Fund, Inc.	10.664579	11.242452	5.42%	0	2007
	9.269991	10.664579	15.04%	0	2006
	8.995692	9.269991	3.05%	0	2005
	8.611446	8.995692	4.46%	0	2004
	7.228960	8.611446	19.12%	0	2003
	8.817390	7.228960	-18.01%	0	2002
	9.984808	8.817390	-11.69%	0	2001
	10.000000	9.984808	-0.15%	215	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.941806	11.405026	-11.87%	0	2007
	12.215343	12.941806	5.95%	0	2006
	11.307341	12.215343	8.03%	0	2005
	10.003719	11.307341	13.03%	0	2004
	7.248067	10.003719	38.02%	0	2003
	9.174880	7.248067	-21.00%	0	2002
	10.292876	9.174880	-10.86%	0	2001
	10.000000	10.292876	2.93%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.719452	11.148415	4.00%	1,090	2007
	9.890654	10.719452	8.38%	4,824	2006
	10.129106	9.890654	-2.35%	4,798	2005
	10.000000	10.129106	1.29%	4,959	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.577310	6.999653	6.42%	0	2007
	6.097687	6.577310	7.87%	0	2006
	5.955767	6.097687	2.38%	0	2005
	5.682176	5.955767	4.81%	0	2004
	4.562056	5.682176	24.55%	0	2003
	6.528011	4.562056	-30.12%	0	2002
	8.649094	6.528011	-24.52%	0	2001
	10.000000	8.649094	-13.51%	0	2000*

Federated Bond Fund: Class F Shares	14.612568	15.188940	3.94%	590	2007
	13.954491	14.612568	4.72%	1,357	2006
	13.841531	13.954491	0.82%	1,542	2005
	13.100051	13.841531	5.66%	1,699	2004
	11.729359	13.100051	11.69%	2,105	2003
	11.085747	11.729359	5.81%	2,386	2002
	10.439527	11.085747	6.19%	2,581	2001
	10.000000	10.439527	4.40%	6,517	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.311388	10.391387	0.78%	0	2007
	8.494193	10.311388	21.39%	0	2006
	8.332868	8.494193	1.94%	0	2005
	7.454257	8.332868	11.79%	0	2004
	6.078207	7.454257	22.64%	0	2003
	7.623520	6.078207	-20.27%	0	2002
	8.686789	7.623520	-12.24%	0	2001
	10.000000	8.686789	-13.13%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	13.312229	13.587005	2.06%	69	2007
	12.096979	13.312229	10.05%	69	2006
	11.935085	12.096979	1.36%	69	2005
	10.805062	11.935085	10.46%	69	2004
	8.891010	10.805062	21.53%	69	2003
	8.979897	8.891010	-0.99%	0	2002
	9.250103	8.979897	-2.92%	0	2001
	10.000000	9.250103	-7.50%	3,659	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.255117	13.869425	4.63%	0	2007
	12.843825	13.255117	3.20%	0	2006
	12.718528	12.843825	0.99%	0	2005
	12.452370	12.718528	2.14%	0	2004
	11.867790	12.452370	4.93%	0	2003
	11.012464	11.867790	7.77%	0	2002
	10.364717	11.012464	6.25%	0	2001
	10.000000	10.364717	3.65%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.670441	12.528016	7.35%	717	2007
	10.575865	11.670441	10.35%	717	2006
	10.151504	10.575865	4.18%	717	2005
	9.753008	10.151504	4.09%	717	2004
	8.361967	9.753008	16.64%	717	2003
	9.265944	8.361967	-9.76%	717	2002
	9.529012	9.265944	-2.76%	717	2001
	10.000000	9.529012	-4.71%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.161859	8.950749	24.98%	0	2007
	6.793091	7.161859	5.43%	0	2006
	6.514398	6.793091	4.28%	0	2005
	6.401327	6.514398	1.77%	0	2004
	4.898263	6.401327	30.69%	0	2003
	7.125734	4.898263	-31.26%	0	2002
	8.776389	7.125734	-18.81%	0	2001
	10.000000	8.776389	-12.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.548473	15.933455	2.48%	2,572	2007
	13.421515	15.548473	15.85%	2,572	2006
	12.744652	13.421515	5.31%	2,572	2005
	11.487512	12.744652	10.94%	2,572	2004
	9.016823	11.487512	27.40%	2,572	2003
	10.784613	9.016823	-16.39%	2,572	2002
	11.145903	10.784613	-3.24%	2,572	2001
	10.000000	11.145903	11.46%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.290641	10.095236	21.77%	0	2007
	7.977227	8.290641	3.93%	0	2006
	7.421095	7.977227	7.21%	0	2005
	7.003720	7.421095	5.96%	0	2004
	5.470171	7.003720	28.03%	0	2003
	7.118405	5.470171	-23.15%	0	2002
	8.465746	7.118405	-15.92%	0	2001
	10.000000	8.465746	-15.34%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	16.069759	16.254050	1.15%	176	2007
	14.048910	16.069759	14.38%	176	2006
	13.571457	14.048910	3.52%	0	2005
	11.941487	13.571457	13.65%	0	2004
	8.402185	11.941487	42.12%	0	2003
	8.847725	8.402185	-5.04%	0	2002
	9.049202	8.847725	-2.23%	0	2001
	10.000000	9.049202	-9.51%	0	2000*

Fidelity Advisor Overseas Fund: Class A	12.185193	14.108892	15.79%	0	2007
	10.352190	12.185193	17.71%	0	2006
	9.151809	10.352190	13.12%	0	2005
	8.184759	9.151809	11.82%	0	2004
	5.731605	8.184759	42.80%	0	2003
	7.252663	5.731605	-20.97%	0	2002
	9.177583	7.252663	-20.97%	0	2001
	10.000000	9.177583	-8.22%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.143205	17.539533	15.82%	0	2007
	12.989613	15.143205	16.58%	0	2006
	11.055128	12.989613	17.50%	0	2005
	10.000000	11.055128	10.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	23.279370	22.260229	-4.38%	99	2007
	20.219417	23.279370	15.13%	140	2006
	18.424223	20.219417	9.74%	81	2005
	14.859440	18.424223	23.99%	0	2004
	11.589150	14.859440	28.22%	0	2003
	12.454898	11.589150	-6.95%	0	2002
	10.694690	12.454898	16.46%	0	2001
	10.000000	10.694690	6.95%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	18.108123	18.449311	1.88%	567	2007
	15.511173	18.108123	16.74%	567	2006
	14.252577	15.511173	8.83%	669	2005
	12.690948	14.252577	12.31%	567	2004
	10.164357	12.690948	24.86%	567	2003
	11.567591	10.164357	-12.13%	567	2002
	11.035704	11.567591	4.82%	567	2001
	10.000000	11.035704	10.36%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.293626	9.163750	10.49%	6,483	2007
	7.795148	8.293626	6.39%	7,039	2006
	7.126129	7.795148	9.39%	7,585	2005
	6.371079	7.126129	11.85%	7,910	2004
	4.676591	6.371079	36.23%	8,195	2003
	6.711607	4.676591	-30.32%	8,492	2002
	8.535571	6.711607	-21.37%	8,446	2001
	10.000000	8.535571	-14.64%	3,575	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.120763	17.272072	14.23%	395	2007
	12.580758	15.120763	20.19%	395	2006
	11.544159	12.580758	8.98%	127	2005
	10.000000	11.544159	15.44%	0	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.933232	12.353382	3.52%	0	2007
	10.743548	11.933232	11.07%	0	2006
	10.588024	10.743548	1.47%	0	2005
	9.862880	10.588024	7.35%	0	2004
	8.417472	9.862880	17.17%	0	2003
	9.701309	8.417472	-13.23%	0	2002
	10.000000	9.701309	-2.99%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.991044	13.032985	8.69%	0	2007
	10.976832	11.991044	9.24%	0	2006
	10.303143	10.976832	6.54%	285	2005
	9.604169	10.303143	7.28%	0	2004
	8.513662	9.604169	12.81%	0	2003
	9.208959	8.513662	-7.55%	0	2002
	9.780807	9.208959	-5.85%	0	2001
	10.000000	9.780807	-2.19%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.810806	18.485717	24.81%	0	2007
	10.348880	14.810806	43.12%	0	2006
	7.939229	10.348880	30.35%	0	2005
	6.694476	7.939229	18.59%	0	2004
	5.019740	6.694476	33.36%	0	2003
	6.820590	5.019740	-26.40%	991	2002
	8.927438	6.820590	-23.60%	991	2001
	10.000000	8.927438	-10.73%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.729285	8.329710	7.77%	0	2007
	6.679989	7.729285	15.71%	0	2006
	6.364430	6.679989	4.96%	0	2005
	6.141286	6.364430	3.63%	1,935	2004
	5.052724	6.141286	21.54%	8,824	2003
	6.900653	5.052724	-26.78%	9,263	2002
	8.836769	6.900653	-21.91%	9,002	2001
	10.000000	8.836769	-11.63%	6,705	2000*

Janus Fund	6.354363	7.244341	14.01%	5,438	2007
	5.806679	6.354363	9.43%	5,425	2006
	5.643519	5.806679	2.89%	5,506	2005
	5.448056	5.643519	3.59%	5,597	2004
	4.180365	5.448056	30.32%	5,518	2003
	5.832264	4.180365	-28.32%	5,469	2002
	7.977044	5.832264	-26.89%	5,440	2001
	10.000000	7.977044	-20.23%	5,132	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.621168	8.905861	34.51%	3,455	2007
	5.958447	6.621168	11.12%	4,721	2006
	5.503125	5.958447	8.27%	6,723	2005
	4.488946	5.503125	22.59%	17,268	2004
	3.620325	4.488946	23.99%	18,375	2003
	4.815508	3.620325	-24.82%	18,424	2002
	6.874485	4.815508	-29.95%	19,971	2001
	10.000000	6.874485	-31.26%	22,701	2000*

Janus Worldwide Fund	6.894303	7.451271	8.08%	0	2007
	5.909526	6.894303	16.66%	0	2006
	5.642456	5.909526	4.73%	1,229	2005
	5.403198	5.642456	4.43%	1,229	2004
	4.395283	5.403198	22.93%	1,229	2003
	6.003866	4.395283	-26.79%	1,229	2002
	7.867957	6.003866	-23.69%	1,229	2001
	10.000000	7.867957	-21.32%	3,278	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.875694	17.443477	-7.59%	0	2007
	16.335819	18.875694	15.55%	0	2006
	15.884866	16.335819	2.84%	0	2005
	13.971904	15.884866	13.69%	0	2004
	10.190458	13.971904	37.11%	0	2003
	12.532425	10.190458	-18.69%	0	2002
	10.762567	12.532425	16.44%	0	2001
	10.000000	10.762567	7.63%	0	2000*

Nationwide Bond Fund: Class D	14.340770	15.055384	4.98%	1,046	2007
	13.882062	14.340770	3.30%	1,090	2006
	13.603781	13.882062	2.05%	4,002	2005
	13.114913	13.603781	3.73%	4,487	2004
	12.458153	13.114913	5.27%	4,977	2003
	11.522467	12.458153	8.12%	4,977	2002
	10.601704	11.522467	8.69%	5,187	2001
	10.000000	10.601704	6.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	13.078908	13.757976	5.19%	0	2007
	12.739849	13.078908	2.66%	0	2006
	12.638729	12.739849	0.80%	0	2005
	12.313280	12.638729	2.64%	0	2004
	12.060911	12.313280	2.09%	0	2003
	11.136073	12.060911	8.30%	0	2002
	10.503710	11.136073	6.02%	0	2001
	10.000000	10.503710	5.04%	0	2000*

Nationwide Government Bond Fund: Class D	13.896231	14.813905	6.60%	306	2007
	13.521513	13.896231	2.77%	306	2006
	13.295487	13.521513	1.70%	306	2005
	12.991429	13.295487	2.34%	306	2004
	12.884801	12.991429	0.83%	306	2003
	11.733209	12.884801	9.81%	306	2002
	10.979716	11.733209	6.86%	306	2001
	10.000000	10.979716	9.80%	0	2000*

Nationwide Growth Fund: Class A	11.951472	14.105407	18.02%	0	2007
	11.394307	11.951472	4.89%	0	2006
	10.851597	11.394307	5.00%	0	2005
	10.173797	10.851597	6.66%	0	2004
	10.000000	10.173797	1.74%	0	2003*

Nationwide Growth Fund: Class D	5.797801	6.860884	18.34%	0	2007
	5.511317	5.797801	5.20%	0	2006
	5.227100	5.511317	5.44%	0	2005
	4.886171	5.227100	6.98%	0	2004
	3.712085	4.886171	31.63%	0	2003
	5.261839	3.712085	-29.45%	0	2002
	7.364239	5.261839	-28.55%	0	2001
	10.000000	7.364239	-26.36%	0	2000*

Nationwide International Index Fund: Class A	13.433908	14.642219	8.99%	0	2007
	10.806039	13.433908	24.32%	0	2006
	9.620168	10.806039	12.33%	0	2005
	8.160556	9.620168	17.89%	0	2004
	6.018267	8.160556	35.60%	0	2003
	7.390362	6.018267	-18.57%	0	2002
	9.640060	7.390362	-23.34%	0	2001
	10.000000	9.640060	-3.60%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.723170	16.131309	-3.54%	240	2007
	13.962245	16.723170	19.77%	0	2006
	13.102359	13.962245	6.15%	135	2005
	11.426267	13.102359	14.67%	0	2004
	9.019317	11.426267	26.69%	0	2003
	10.572690	9.019317	-14.69%	0	2002
	11.221879	10.572690	-5.79%	0	2001
	10.000000	11.221879	12.22%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.542935	15.431493	6.11%	0	2007
	13.412754	14.542935	8.43%	0	2006
	12.121517	13.412754	10.65%	0	2005
	10.598728	12.121517	14.37%	0	2004
	7.970556	10.598728	32.97%	0	2003
	9.507409	7.970556	-16.16%	0	2002
	9.783074	9.507409	-2.82%	0	2001
	10.000000	7.487409	-25.13%	0	2000*

Nationwide Money Market Fund: Service Class	10.963794	11.363362	3.64%	845	2007
	10.614965	10.963794	3.29%	2,364	2006
	10.458785	10.614965	1.49%	7,143	2005
	10.498762	10.458785	-0.38%	6,966	2004
	10.557043	10.498762	-0.55%	7,049	2003
	10.562945	10.557043	-0.06%	7,677	2002
	10.325720	10.562945	2.30%	8,045	2001
	10.000000	10.325720	3.26%	1,022	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.945160	12.450855	4.23%	0	2007
	11.375969	11.945160	5.00%	0	2006
	11.140150	11.375969	2.12%	0	2005
	10.745737	11.140150	3.67%	0	2004
	10.088065	10.745737	6.52%	0	2003
	10.142431	10.088065	-0.54%	0	2002
	10.036643	10.142431	1.05%	0	2001
	10.000000	10.036643	0.37%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	12.128458	12.694911	4.67%	0	2007
	11.296827	12.128458	7.36%	0	2006
	10.934793	11.296827	3.31%	0	2005
	10.321941	10.934793	5.94%	0	2004
	9.188191	10.321941	12.34%	0	2003
	9.696789	9.188191	-5.25%	0	2002
	9.915587	9.696789	-2.21%	0	2001
	10.000000	9.915587	-0.84%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	12.107865	12.646503	4.45%	0	2007
	10.985223	12.107865	10.22%	0	2006
	10.532464	10.985223	4.30%	0	2005
	9.728134	10.532464	8.27%	0	2004
	8.212724	9.728134	18.45%	0	2003
	9.176479	8.212724	-10.50%	0	2002
	9.736741	9.176479	-5.75%	0	2001
	10.000000	9.736741	-2.63%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.199480	12.816396	5.06%	0	2007
	10.772708	12.199480	13.24%	0	2006
	10.171004	10.772708	5.92%	0	2005
	9.169717	10.171004	10.92%	0	2004
	7.336583	9.169717	24.99%	0	2003
	8.665321	7.336583	-15.33%	0	2002
	9.601166	8.665321	-9.75%	0	2001
	10.000000	9.601166	-3.99%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.140583	12.720035	4.77%	0	2007
	10.501959	12.140583	15.60%	0	2006
	9.840974	10.501959	6.72%	0	2005
	8.723704	9.840974	12.81%	0	2004
	6.694499	8.723704	30.31%	0	2003
	8.291195	6.694499	-19.26%	0	2002
	9.462918	8.291195	-12.38%	0	2001
	10.000000	9.462918	-5.37%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.651202	10.003468	3.65%	0	2007
	8.469716	9.651202	13.95%	2,857	2006
	8.210927	8.469716	3.15%	2,994	2005
	7.523503	8.210927	9.14%	3,163	2004
	5.949936	7.523503	26.45%	3,345	2003
	7.776194	5.949936	-23.49%	3,458	2002
	8.964557	7.776194	-13.26%	3,721	2001
	10.000000	8.964557	-10.35%	5,661	2000*

Nationwide Small Cap Fund: Class A	22.355573	20.783789	-7.03%	103	2007
	17.491759	22.355573	27.81%	146	2006
	14.428715	17.491759	21.23%	0	2005
	11.594283	14.428715	24.45%	0	2004
	7.916414	11.594283	46.46%	0	2003
	9.822230	7.916414	-19.40%	0	2002
	10.117935	9.822230	-2.92%	0	2001
	10.000000	10.117935	1.18%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.969150	14.452652	-3.45%	0	2007
	12.907917	14.969150	15.97%	0	2006
	12.501831	12.907917	3.25%	0	2005
	10.729049	12.501831	16.52%	0	2004
	7.455079	10.729049	43.92%	0	2003
	9.529634	7.455079	-21.77%	0	2002
	9.472916	9.529634	0.60%	0	2001
	10.000000	9.472916	-5.27%	0	2000*

Nationwide Value Opportunities Fund: Class A	17.297645	15.807665	-8.61%	0	2007
	14.834022	17.297645	16.61%	0	2006
	13.894240	14.834022	6.76%	0	2005
	12.381902	13.894240	12.21%	0	2004
	9.154128	12.381902	35.26%	0	2003
	10.802937	9.154128	-15.26%	0	2002
	10.720097	10.802937	0.77%	0	2001
	10.000000	10.720097	7.20%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	11.153090	11.907821	6.77%	0	2007
	9.900519	11.153090	12.65%	0	2006
	9.319203	9.900519	6.24%	0	2005
	8.579682	9.319203	8.62%	0	2004
	6.821925	8.579682	25.77%	0	2003
	8.319321	6.821925	-18.00%	0	2002
	9.548753	8.319321	-12.88%	0	2001
	10.000000	9.548753	-4.51%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	23.570347	28.406401	20.52%	701	2007
	22.208356	23.570347	6.13%	800	2006
	19.297635	22.208356	15.08%	577	2005
	16.433031	19.297635	17.43%	565	2004
	12.614331	16.433031	30.27%	89	2003
	13.141668	12.614331	-4.01%	89	2002
	11.850261	13.141668	10.90%	0	2001
	10.000000	11.850261	18.50%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	12.280592	13.048215	6.25%	0	2007
	10.952133	12.280592	12.13%	0	2006
	10.223744	10.952133	7.12%	0	2005
	8.912052	10.223744	14.72%	0	2004
	6.671082	8.912052	33.59%	0	2003
	9.099219	6.671082	-26.69%	0	2002
	9.377026	9.099219	-2.96%	0	2001
	10.000000	9.377026	-6.23%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.888876	16.181807	8.68%	1,646	2007
	13.310683	14.888876	11.86%	2,113	2006
	11.418167	13.310683	16.57%	153	2005
	9.695138	11.418167	17.77%	0	2004
	7.222334	9.695138	34.24%	0	2003
	9.720047	7.222334	-25.70%	0	2002
	10.153405	9.720047	-4.27%	0	2001
	10.000000	10.153405	1.53%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.585494	14.424965	6.18%	0	2007
	12.020528	13.585494	13.02%	0	2006
	11.305388	12.020528	6.33%	0	2005
	10.000000	11.305388	13.05%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.530484	9.602265	12.56%	762	2007
	8.019013	8.530484	6.38%	762	2006
	7.740393	8.019013	3.60%	762	2005
	7.348074	7.740393	5.34%	762	2004
	5.736313	7.348074	28.10%	762	2003
	7.861558	5.736313	-27.03%	762	2002
	9.100849	7.861558	-13.62%	762	2001
	10.000000	9.100849	-8.99%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.328068	13.173841	-1.16%	0	2007
	12.335036	13.328068	8.05%	0	2006
	12.143017	12.335036	1.58%	0	2005
	11.237006	12.143017	8.06%	0	2004
	10.000000	11.237006	12.37%	0	2003*

Oppenheimer Global Fund: Class A	13.865870	14.538087	4.85%	3,115	2007
	11.937928	13.865870	16.15%	4,006	2006
	10.598230	11.937928	12.64%	5,315	2005
	9.025481	10.598230	17.43%	5,481	2004
	6.375066	9.025481	41.57%	8,539	2003
	8.307775	6.375066	-23.26%	9,256	2002
	9.519639	8.307775	-12.73%	9,342	2001
	10.000000	9.519639	-4.80%	10,228	2000*

Oppenheimer Strategic Income Fund: Class A	15.129683	16.350792	8.07%	524	2007
	14.199278	15.129683	6.55%	524	2006
	13.777043	14.199278	3.06%	170	2005
	12.701763	13.777043	8.47%	170	2004
	10.733506	12.701763	18.34%	170	2003
	10.152406	10.733506	5.72%	0	2002
	9.907262	10.152406	2.47%	0	2001
	10.000000	9.907262	-0.93%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.156963	15.905556	4.94%	3,872	2007
	13.047244	15.156963	16.17%	4,625	2006
	11.561258	13.047244	12.85%	4,375	2005
	10.000000	11.561258	15.61%	5,181	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.632242	14.644313	7.42%	0	2007
	13.309808	13.632242	2.42%	0	2006
	13.135879	13.309808	1.32%	0	2005
	12.686438	13.135879	3.54%	0	2004
	12.203108	12.686438	3.96%	0	2003
	11.248004	12.203108	8.49%	0	2002
	10.432313	11.248004	7.82%	0	2001
	10.000000	10.432313	4.32%	0	2000*

Putnam International Equity Fund: Class A	20.610945	22.107341	7.26%	0	2007
	16.242533	20.610945	26.89%	0	2006
	14.580799	16.242533	11.40%	0	2005
	12.677404	14.580799	15.01%	0	2004
	10.000000	12.677404	26.77%	0	2003*

Putnam Voyager Fund: Class A	13.258883	13.813895	4.19%	0	2007
	12.733278	13.258883	4.13%	0	2006
	12.197503	12.733278	4.39%	0	2005
	11.762886	12.197503	3.69%	0	2004
	10.000000	11.762886	17.63%	0	2003*

Templeton Foreign Fund: Class A	16.914998	19.622646	16.01%	333	2007
	14.253187	16.914998	18.68%	333	2006
	13.019599	14.253187	9.47%	333	2005
	11.137299	13.019599	16.90%	333	2004
	8.623830	11.137299	29.15%	333	2003
	9.540038	8.623830	-9.60%	333	2002
	10.471444	9.540038	-8.89%	333	2001
	10.000000	10.471444	4.71%	3,509	2000*

Van Kampen Growth and Income Fund: Class A	17.470781	17.727404	1.47%	492	2007
	15.219234	17.470781	14.79%	492	2006
	13.998056	15.219234	8.72%	0	2005
	12.415777	13.998056	12.74%	0	2004
	10.000000	12.415777	24.16%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.475691	22.369222	21.07%	298	2007
	17.128830	18.475691	7.86%	374	2006
	14.718282	17.128830	16.38%	102	2005
	12.290179	14.718282	19.76%	0	2004
	10.000000	12.290179	22.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	27.080463	22.149035	-18.21%	93	2007
	19.911195	27.080463	36.01%	125	2006
	17.257076	19.911195	15.38%	0	2005
	12.760283	17.257076	35.24%	0	2004
	10.000000	12.760283	27.60%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	16.009029	17.057438	6.55%	0	2007
	15.239054	16.009029	5.05%	0	2006
	13.704810	15.239054	11.19%	0	2005
	12.228632	13.704810	12.07%	0	2004
	10.000000	12.228632	22.29%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	14.094628	15.332470	8.78%	742	2007
	12.352368	14.094628	14.10%	1,146	2006
	11.144797	12.352368	10.84%	1,098	2005
	10.242992	11.144797	8.80%	1,290	2004
	7.463365	10.242992	37.24%	1,468	2003
	9.342168	7.463365	-20.11%	1,661	2002
	9.605376	9.342168	-2.74%	1,017	2001
	10.000000	9.605376	-3.95%	1,260	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.710432	16.024845	26.08%	0	2007
	11.923438	12.710432	6.60%	0	2006
	11.055401	11.923438	7.85%	0	2005
	9.925506	11.055401	11.38%	0	2004
	10.000000	9.925506	-0.74%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.853778	7.945034	1.16%	0	2007
	6.878431	7.853778	14.18%	0	2006
	7.079584	6.878431	-2.84%	0	2005
	6.571219	7.079584	7.74%	0	2004
	5.336495	6.571219	23.14%	0	2003
	6.899448	5.336495	-22.65%	0	2002
	8.723419	6.899448	-20.91%	0	2001
	10.000000	8.723419	-12.77%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.516863	14.691603	17.37%	0	2007
	11.116963	12.516863	12.59%	0	2006
	10.000000	11.116963	11.17%	0	2005*

Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.246436	11.395026	1.32%	673	2007
	10.275174	11.246436	9.45%	758	2006
	10.000000	10.275174	2.75%	758	2005*

AIM Dynamics Fund: Investor Class	7.202945	8.002792	11.10%	67,101	2007
	6.249784	7.202945	15.25%	68,589	2006
	5.725682	6.249784	9.15%	83,742	2005
	5.171820	5.725682	10.71%	32,907	2004
	3.781806	5.171820	36.76%	27,610	2003
	5.714443	3.781806	-33.82%	26,430	2002
	8.610328	5.714443	-33.63%	23,425	2001
	10.000000	8.610328	-13.90%	4,262	2000*

AIM Small Cap Growth Fund: Investor Class	10.213137	11.250124	10.15%	1,492	2007
	10.000000	10.213137	2.13%	1,775	2006

American Century Growth: Investor Class	6.958686	8.188141	17.67%	111	2007
	6.518099	6.958686	6.76%	9,247	2006
	6.286107	6.518099	3.69%	9,574	2005
	5.783077	6.286107	8.70%	239	2004
	4.700012	5.783077	23.04%	1,709	2003
	6.433204	4.700012	-26.94%	2,909	2002
	7.998345	6.433204	-19.57%	1,333	2001
	10.000000	7.998345	-20.02%	0	2000*

American Century Income & Growth: Advisor Class	10.932208	10.753305	-1.64%	23,527	2007
	9.458351	10.932208	15.58%	22,065	2006
	9.148855	9.458351	3.38%	23,397	2005
	8.207203	9.148855	11.47%	17,519	2004
	6.416443	8.207203	27.91%	8,002	2003
	8.069609	6.416443	-20.49%	7,670	2002
	8.930891	8.069609	-9.64%	7,789	2001
	10.000000	8.930891	-10.69%	2,181	2000*

American Century International Growth Fund: Class A	9.706706	11.221743	15.61%	650	2007
	7.869609	9.706706	23.34%	2,123	2006
	7.037788	7.869609	11.82%	3,746	2005
	6.185724	7.037788	13.77%	4,035	2004
	4.999175	6.185724	23.73%	3,992	2003
	6.277510	4.999175	-20.36%	3,594	2002
	8.695243	6.277510	-27.81%	2,708	2001
	10.000000	8.695243	-13.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.995184	12.618132	5.19%	3,547	2007
	11.661137	11.995184	2.86%	1,579	2006
	11.597523	11.661137	0.55%	1,525	2005
	11.649721	11.597523	-0.45%	1,929	2004
	11.649401	11.649721	0.00%	1,737	2003
	11.192809	11.649401	4.08%	834	2002
	10.562593	11.192809	5.97%	221	2001
	10.000000	10.562593	5.63%	0	2000*

American Century Ultra: Investor Class	6.762030	8.146834	20.48%	27,301	2007
	7.069161	6.762030	-4.34%	33,038	2006
	6.999332	7.069161	1.00%	42,769	2005
	6.393434	6.999332	9.48%	46,082	2004
	5.137604	6.393434	24.44%	35,396	2003
	6.759388	5.137604	-23.99%	17,766	2002
	8.004847	6.759388	-15.56%	16,158	2001
	10.000000	8.004847	-19.95%	5,084	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.561102	18.143714	16.60%	19,092	2007
	12.600633	15.561102	23.49%	16,316	2006
	11.277333	12.600633	11.73%	802	2005
	10.000000	11.277333	12.77%	169	2004*

Dreyfus Appreciation Fund, Inc.	10.628718	11.198968	5.37%	13,041	2007
	9.243482	10.628718	14.99%	11,951	2006
	8.974482	9.243482	3.00%	33,648	2005
	8.595481	8.974482	4.41%	16,127	2004
	7.219199	8.595481	19.06%	11,344	2003
	8.809960	7.219199	-18.06%	2,334	2002
	9.981474	8.809960	-11.74%	4,619	2001
	10.000000	9.981474	-0.19%	1,486	2000*

Dreyfus Emerging Leaders Fund	12.898291	11.360898	-11.92%	0	2007
	12.180408	12.898291	5.89%	0	2006
	11.280690	12.180408	7.98%	0	2005
	9.985183	11.280690	12.97%	0	2004
	7.238285	9.985183	37.95%	0	2003
	9.167143	7.238285	-21.04%	0	2002
	10.289434	9.167143	-10.91%	0	2001
	10.000000	10.289434	2.89%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.708431	11.131288	3.95%	2,777	2007
	9.885470	10.708431	8.32%	3,936	2006
	10.128911	9.885470	-2.40%	8,376	2005
	10.000000	10.128911	1.29%	14,979	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.555210	6.972596	6.37%	74	2007
	6.080264	6.555210	7.81%	135	2006
	5.941732	6.080264	2.33%	130	2005
	5.671645	5.941732	4.76%	151	2004
	4.555901	5.671645	24.49%	413	2003
	6.522504	4.555901	-30.15%	407	2002
	8.646201	6.522504	-24.56%	267	2001
	10.000000	8.646201	-13.54%	0	2000*

Federated Bond Fund: Class F Shares	14.563454	15.130209	3.89%	2,206	2007
	13.914599	14.563454	4.66%	3,653	2006
	13.808912	13.914599	0.77%	4,698	2005
	13.075801	13.808912	5.61%	5,091	2004
	11.713558	13.075801	11.63%	5,865	2003
	11.076406	11.713558	5.75%	7,552	2002
	10.436024	11.076406	6.14%	5,855	2001
	10.000000	10.436024	4.36%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.278939	10.353427	0.72%	0	2007
	8.471720	10.278939	21.33%	1,660	2006
	8.315005	8.471720	1.88%	0	2005
	7.442039	8.315005	11.73%	0	2004
	6.071310	7.442039	22.58%	0	2003
	7.618723	6.071310	-20.31%	0	2002
	8.685731	7.618723	-12.28%	0	2001
	10.000000	8.685731	-13.14%	0	2000*

Federated High Yield Trust	13.267427	13.534398	2.01%	7,044	2007
	12.062345	13.267427	9.99%	6,690	2006
	11.906915	12.062345	1.31%	2,042	2005
	10.785009	11.906915	10.40%	2,076	2004
	8.878995	10.785009	21.47%	1,709	2003
	8.972297	8.878995	-1.04%	1,900	2002
	9.246973	8.972297	-2.97%	1,810	2001
	10.000000	9.246973	-7.53%	1,964	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.213331	13.818676	4.58%	11,521	2007
	12.809788	13.213331	3.15%	11,672	2006
	12.691217	12.809788	0.94%	13,274	2005
	12.431910	12.691217	2.09%	13,599	2004
	11.854280	12.431910	4.87%	782	2003
	11.005490	11.854280	7.71%	0	2002
	10.363417	11.005490	6.20%	0	2001
	10.000000	10.363417	3.63%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.631207	12.479562	7.29%	11,151	2007
	10.545623	11.631207	10.29%	14,501	2006
	10.127590	10.545623	4.13%	15,858	2005
	9.734961	10.127590	4.03%	16,832	2004
	8.350706	9.734961	16.58%	18,731	2003
	9.258143	8.350706	-9.80%	20,365	2002
	9.525831	9.258143	-2.81%	24,354	2001
	10.000000	9.525831	-4.74%	17,169	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.139265	8.917974	24.91%	10,252	2007
	6.775073	7.139265	5.38%	3,305	2006
	6.500399	6.775073	4.23%	832	2005
	6.390817	6.500399	1.71%	5,656	2004
	4.892688	6.390817	30.62%	4,979	2003
	7.121235	4.892688	-31.29%	2,605	2002
	8.775315	7.121235	-18.85%	674	2001
	10.000000	8.775315	-12.25%	1,563	2000*

Fidelity Advisor Equity Income Fund: Class A	15.496249	15.871867	2.42%	21,035	2007
	13.383173	15.496249	15.79%	26,456	2006
	12.714640	13.383173	5.26%	27,399	2005
	11.466246	12.714640	10.89%	23,033	2004
	9.004669	11.466246	27.34%	18,018	2003
	10.775523	9.004669	-16.43%	16,425	2002
	11.142187	10.775523	-3.29%	7,865	2001
	10.000000	11.142187	11.42%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	8.262752	10.056172	21.70%	4,035	2007
	7.954405	8.262752	3.88%	9,387	2006
	7.403590	7.954405	7.15%	10,592	2005
	6.990730	7.403590	5.91%	7,681	2004
	5.462791	6.990730	27.97%	2,061	2003
	7.112419	5.462791	-23.19%	2,755	2002
	8.462922	7.112419	-15.96%	3,818	2001
	10.000000	8.462922	-15.37%	2,847	2000*

Fidelity Advisor High Income Advantage Fund: Class T	16.015767	16.191216	1.10%	550	2007
	14.008757	16.015767	14.33%	56	2006
	13.539484	14.008757	3.47%	432	2005
	11.919380	13.539484	13.59%	461	2004
	8.390860	11.919380	42.05%	1,534	2003
	8.840276	8.390860	-5.08%	639	2002
	9.046176	8.840276	-2.28%	1,016	2001
	10.000000	9.046176	-9.54%	488	2000*

Fidelity Advisor Overseas Fund: Class A	12.146841	14.057341	15.73%	0	2007
	10.324813	12.146841	17.65%	0	2006
	9.132210	10.324813	13.06%	630	2005
	8.171351	9.132210	11.76%	717	2004
	5.725093	8.171351	42.73%	0	2003
	7.248088	5.725093	-21.01%	0	2002
	9.176473	7.248088	-21.01%	0	2001
	10.000000	9.176473	-8.24%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.122895	17.507114	15.77%	24,917	2007
	12.978724	15.122895	16.52%	20,022	2006
	11.051431	12.978724	17.44%	10,543	2005
	10.000000	11.051431	10.51%	1,129	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	23.206077	22.178866	-4.43%	14,659	2007
	20.165919	23.206077	15.08%	20,459	2006
	18.384738	20.165919	9.69%	13,805	2005
	14.835092	18.384738	23.93%	9,599	2004
	11.575999	14.835092	28.15%	4,697	2003
	12.447055	11.575999	-7.00%	2,010	2002
	10.693394	12.447055	16.40%	1,081	2001
	10.000000	10.693394	6.93%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	18.047283	18.377975	1.83%	17,020	2007
	15.466841	18.047283	16.68%	16,315	2006
	14.219003	15.466841	8.78%	16,186	2005
	12.667460	14.219003	12.25%	14,796	2004
	10.150678	12.677460	24.79%	12,698	2003
	11.557852	10.150678	-12.18%	12,391	2002
	11.032014	11.557852	4.77%	9,220	2001
	10.000000	11.032014	10.32%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.265710	9.128272	10.44%	8,124	2007
	7.772834	8.265710	6.34%	9,913	2006
	7.109309	7.772834	9.33%	9,917	2005
	6.359250	7.109309	11.79%	18,475	2004
	4.670272	6.359250	36.16%	15,385	2003
	6.705929	4.670272	-30.36%	4,064	2002
	8.532712	6.705929	-21.41%	2,979	2001
	10.000000	8.532712	-14.67%	1,761	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.100494	17.240157	14.17%	7,148	2007
	12.570228	15.100494	20.13%	5,595	2006
	11.540306	12.570228	8.92%	2,709	2005
	10.000000	11.540306	15.40%	2,321	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.900641	12.313376	3.47%	0	2007
	10.719607	11.900641	11.02%	0	2006
	10.569751	10.719607	1.42%	0	2005
	9.850837	10.569751	7.30%	0	2004
	8.411441	9.850837	17.11%	0	2003
	9.699274	8.411441	-13.28%	0	2002
	10.000000	9.669274	-3.01%	0	2001*

Janus Adviser Balanced Fund: I Shares	11.953258	12.985307	8.63%	193	2007
	10.947759	11.953258	9.18%	4,579	2006
	10.281041	10.947759	6.48%	20,243	2005
	9.588406	10.281041	7.22%	13,377	2004
	8.503980	9.588406	12.75%	5,910	2003
	9.203139	8.503980	-7.60%	5,021	2002
	9.779617	9.203139	-5.89%	5,347	2001
	10.000000	9.779617	-2.20%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: I Shares	14.764098	18.418081	24.75%	0	2007
	10.321443	14.764098	43.04%	0	2006
	7.922181	10.321443	30.29%	0	2005
	6.683486	7.922181	18.53%	0	2004
	5.014024	6.683486	33.30%	0	2003
	6.816279	5.014024	-26.44%	0	2002
	8.926347	6.816279	-23.64%	0	2001
	10.000000	8.926347	-10.74%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.704922	8.299239	7.71%	3,198	2007
	6.662283	7.704922	15.65%	5,781	2006
	6.350764	6.662283	4.91%	6,762	2005
	6.131199	6.350764	3.58%	18.706	2004
	5.046978	6.131199	21.48%	22,009	2003
	6.896306	5.046978	-26.82%	11,837	2002
	8.835700	6.896306	-21.95%	7,850	2001
	10.000000	8.835700	-11.64%	3,358	2000*

Janus Fund	6.332956	7.216271	13.95%	12,253	2007
	5.790041	6.332956	9.38%	21,965	2006
	5.630199	5.790041	2.84%	23,035	2005
	5.437950	5.630199	3.54%	31,324	2004
	4.174718	5.437950	30.26%	33,640	2003
	5.827339	4.174718	-28.36%	36,473	2002
	7.974378	5.827339	-26.92%	29,267	2001
	10.000000	7.974378	-20.26%	6,090	2000*

Janus Twenty Fund	6.598888	8.871397	34.44%	18,891	2007
	5.941386	6.598888	11.07%	28,893	2006
	5.490136	5.941386	8.22%	38,163	2005
	4.480611	5.490136	22.53%	33,303	2004
	3.615432	4.480611	23.93%	33,079	2003
	4.811444	3.615432	-24.86%	30,261	2002
	6.872183	4.811444	-29.99%	34,213	2001
	10.000000	6.872183	-31.28%	5,525	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Worldwide Fund	6.871112	7.422442	8.02%	569	2007
	5.892613	6.871112	16.61%	569	2006
	5.629141	5.892613	4.68%	569	2005
	5.393177	5.629141	4.38%	569	2004
	4.389340	5.393177	22.87%	569	2003
	5.998784	4.389340	-26.83%	569	2002
	7.865317	5.998784	-23.73%	569	2001
	10.000000	7.865317	-21.35%	569	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.812286	17.376043	-7.63%	123	2007
	16.289145	18.812286	15.49%	130	2006
	15.847458	16.289145	2.79%	130	2005
	13.946051	15.847458	13.63%	6,478	2004
	10.176738	13.946051	37.04%	6,479	2003
	12.521882	10.176738	-18.73%	2,223	2002
	10.758985	12.521882	16.39%	1,991	2001
	10.000000	10.758985	7.59%	1,199	2000*

Nationwide Bond Fund: Class D	14.292513	14.997100	4.93%	5	2007
	13.842327	14.292513	3.25%	5	2006
	13.571682	13.842327	1.99%	134	2005
	13.090582	13.571682	3.68%	134	2004
	12.441326	13.090582	5.22%	134	2003
	11.723339	12.867461	9.76%	18106	2002
	10.598118	11.512719	8.63%	2,639	2001
	10.000000	10.598118	5.98%	0	2000*

Nationwide Bond Index Fund: Class A	13.037665	13.707627	5.14%	1,277	2007
	12.706077	13.037665	2.61%	1,378	2006
	12.611579	12.706077	0.75%	1,361	2005
	12.293041	12.611579	2.59%	1,502	2004
	12.047175	12.293041	2.04%	547	2003
	11.129015	12.047175	8.25%	559	2002
	10.502389	11.129015	5.97%	501	2001
	10.000000	10.502389	5.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.849552	14.756638	6.55%	9,156	2007
	13.482877	13.849552	2.72%	10,780	2006
	13.264175	13.482877	1.65%	22,245	2005
	12.967387	13.264175	2.29%	23,277	2004
	12.867461	12.967387	0.78%	16,016	2003
	11.723339	12.867461	9.76%	18,106	2002
	10.976054	11.723339	6.81%	13,676	2001
	10.000000	10.976054	9.76%	0	2000*

Nationwide Growth Fund: Class A	11.933217	14.076700	17.96%	904	2007
	11.382637	11.933217	4.84%	904	2006
	10.845946	11.382637	4.95%	904	2005
	10.173629	10.845946	6.61%	904	2004
	10.000000	10.173629	1.74%	0	2003*

Nationwide Growth Fund: Class D	5.778268	6.834302	18.28%	0	2007
	5.495527	5.778268	5.14%	0	2006
	5.214754	5.495527	5.38%	658	2005
	4.877102	5.214754	6.92%	749	2004
	3.707071	4.877102	31.56%	920	2003
	5.257404	3.707071	-29.49%	0	2002
	7.361782	5.257404	-28.59%	0	2001
	10.000000	7.361782	-26.38%	0	2000*

Nationwide International Index Fund: Class A	13.391600	14.588678	8.94%	218	2007
	10.777437	13.391600	24.26%	218	2006
	9.599538	10.777437	12.27%	218	2005
	8.147171	9.599538	17.83%	218	2004
	6.011435	8.147171	35.53%	218	2003
	7.385704	6.011435	-18.61%	218	2002
	9.638894	7.385704	-23.38%	0	2001
	10.000000	9.638894	-3.61%	0	2000*

Nationwide Large Cap Value Fund: Class A	16.666947	16.068894	-3.59%	9,363	2007
	13.922317	16.666947	19.71%	12,745	2006
	13.071481	13.922317	6.10%	9,421	2005
	11.405103	13.071481	14.61%	3,200	2004
	9.007162	11.405103	26.62%	0	2003
	10.563789	9.007162	-14.74%	0	2002
	11.218135	10.563789	-5.83%	0	2001
	10.000000	11.218135	12.18%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	14.497169	15.375103	6.06%	11,994	2007
	13.377284	14.497169	8.37%	11,801	2006
	12.095555	13.377284	10.60%	8,470	2005
	10.581371	12.095555	14.31%	8,329	2004
	7.961508	10.581371	32.91%	7,430	2003
	9.501415	7.961508	-16.21%	10,456	2002
	9.781881	9.501415	-2.87%	0	2001
	10.000000	9.781881	-2.18%	0	2000*

Nationwide Money Market Fund: Service Class	10.926899	11.319369	3.59%	111,820	2007
	10.584576	10.926899	3.23%	143,938	2006
	10.434100	10.584576	1.44%	128,823	2005
	10.479279	10.434100	-0.43%	35.819	2004
	10.542778	10.479279	-0.60%	27,330	2003
	10.554003	10.542778	-0.11%	44,330	2002
	10.322224	10.554003	2.25%	16,714	2001
	10.000000	10.322224	3.22%	3,743	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.907537	12.405326	4.18%	3,187	2007
	11.345855	11.907537	4.95%	3,187	2006
	11.116277	11.345855	2.07%	0	2005
	10.728135	11.116277	3.62%	0	2004
	10.076619	10.728135	6.47%	0	2003
	10.136040	10.076619	-0.59%	0	2002
	10.035422	10.136040	1.00%	0	2001
	10.000000	10.035422	0.35%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	12.090292	12.648535	4.62%	34,018	2007
	11.266956	12.090292	7.31%	35,715	2006
	10.911369	11.266956	3.26%	25,859	2005
	10.305026	10.911369	5.88%	0	2004
	9.177774	10.305026	12.28%	0	2003
	9.690685	9.177774	-5.29%	0	2002
	9.914385	9.690685	-2.26%	0	2001
	10.000000	9.914385	-0.86%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderate Fund: Service Class	12.069729	12.600261	4.40%	57,508	2007
	10.956145	12.069729	10.16%	66,706	2006
	10.509886	10.956145	4.25%	75,396	2005
	9.712199	10.509886	8.21%	46,404	2004
	8.203405	9.712199	18.39%	0	2003
	9.170694	8.203405	-10.55%	0	2002
	9.735557	9.170694	-5.80%	0	2001
	10.000000	9.735557	-2.64%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.161034	12.769512	5.00%	55,419	2007
	10.744167	12.161034	13.19%	45,067	2006
	10.149181	10.744167	5.86%	45,807	2005
	9.154663	10.149181	10.86%	10,055	2004
	7.328242	9.154663	24.92%	4,007	2003
	8.659856	7.328242	-15.38%	0	2002
	9.599996	8.659856	-9.79%	0	2001
	10.000000	9.599996	-4.00%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.102312	12.673500	4.72%	23,803	2007
	10.474136	12.102312	15.54%	22,616	2006
	9.819851	10.474136	6.66%	22,616	2005
	8.709380	9.819851	12.75%	22,616	2004
	6.686881	8.709380	30.25%	18,770	2003
	8.285961	6.686881	-19.30%	0	2002
	9.461766	8.285961	-12.43%	0	2001
	10.000000	9.461766	-5.38%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	9.618738	9.964754	3.60%	36,336	2007
	8.445482	9.618738	13.89%	45,304	2006
	8.191564	8.445482	3.10%	46,374	2005
	7.509554	8.191564	9.08%	39,352	2004
	5.941904	7.509554	26.38%	24,859	2003
	7.769635	5.941904	-23.52%	20,354	2002
	8.961551	7.769635	-13.30%	11,315	2001
	10.000000	8.961551	-10.38%	3,871	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Small Cap Fund: Class A	22.280445	20.703413	-7.08%	5,889	2007
	17.441766	22.280445	27.74%	3,581	2006
	14.394720	17.441766	21.17%	1,426	2005
	11.572817	14.394720	24.38%	1,236	2004
	7.905738	11.572817	46.39%	1,024	2003
	9.813954	7.905738	-19.44%	1,024	2002
	10.114557	9.813954	-2.97%	406	2001
	10.000000	10.114557	1.15%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.922023	14.399822	-3.50%	8,835	2007
	12.873761	14.922023	15.91%	3,774	2006
	12.475022	12.873761	3.20%	5,382	2005
	10.711441	12.475022	16.46%	5,401	2004
	7.446591	10.711441	43.84%	658	2003
	9.523620	7.446591	-21.81%	658	2002
	9.471766	9.523620	0.55%	0	2001
	10.000000	9.471766	-5.28%	0	2000*

Nationwide Value Opportunities Fund: Class A	17.243185	15.749891	-8.66%	832	2007
	14.794766	17.243185	16.55%	1,036	2006
	13.864452	14.794766	6.71%	821	2005
	12.361600	13.864452	12.16%	821	2004
	9.143732	12.361600	35.19%	0	2003
	10.796129	9.143732	-15.31%	0	2002
	10.718800	10.796129	0.72%	0	2001
	10.000000	10.718800	7.19%	0	2000*

Nationwide Fund: Class D	11.115600	11.861761	6.71%	10,439	2007
	9.872221	11.115600	12.59%	6,628	2006
	9.297251	9.872221	6.18%	6,711	2005
	8.563792	9.297251	8.56%	4,347	2004
	6.812739	8.563792	25.70%	4,264	2003
	8.312313	6.812739	-18.04%	1,194	2002
	9.545563	8.312313	-12.92%	1,194	2001
	10.000000	9.545563	-4.54%	1,194	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Genesis Fund: Trust Class	23.491147	28.296563	20.46%	32,666	2007
	22.144887	23.491147	6.08%	31,356	2006
	19.252182	22.144887	15.03%	33,599	2005
	16.402603	19.252182	17.37%	22,014	2004
	12.597330	16.402603	30.21%	16,886	2003
	13.130593	12.597330	-4.06%	10,076	2002
	11.846299	13.130593	10.84%	7,927	2001
	10.000000	11.846299	18.46%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	12.239293	12.997727	6.20%	1,693	2007
	10.920806	12.239293	12.07%	1,861	2006
	10.199636	10.920806	7.07%	3,462	2005
	8.895538	10.199636	14.66%	3,582	2004
	6.662086	8.895538	33.52%	4,696	2003
	9.091559	6.662086	-26.72%	5,384	2002
	9.373903	9.091559	-3.01%	6,583	2001
	10.000000	9.373903	-6.26%	2,010	2000*

Neuberger Berman Partners Fund: Trust Class	14.838857	16.119256	8.63%	668	2007
	13.272656	14.838857	11.80%	705	2006
	11.391277	13.272656	16.52%	81	2005
	9.677192	11.391277	17.71%	112	2004
	7.212602	9.677192	34.17%	115	2003
	9.711863	7.212602	-25.73%	118	2002
	10.150014	9.711863	-4.32%	0	2001
	10.000000	10.150014	1.50%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.567275	14.398301	6.13%	1,552	2007
	12.010458	13.567275	12.96%	5,507	2006
	11.301613	12.010458	6.27%	5,632	2005
	10.000000	11.301613	13.02%	180	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.503605	9.567146	12.51%	11,874	2007
	7.997785	8.503605	6.32%	14,912	2006
	7.723800	7.997785	3.55%	16,368	2005
	7.336028	7.723800	5.29%	15,896	2004
	5.729798	7.336028	28.03%	8,606	2003
	7.856604	5.729798	-27.07%	7,238	2002
	9.099745	7.856604	-13.66%	3,682	2001
	10.000000	9.099745	-9.00%	587	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Champion Income Fund: Class A	13.303388	13.142765	-1.21%	0	2007
	12.318407	13.303388	8.00%	0	2006
	12.132761	12.318407	1.53%	0	2005
	11.233195	12.132761	8.01%	0	2004
	10.000000	11.233195	12.33%	0	2003*

Oppenheimer Global Fund: Class A	13.819264	14.481870	4.79%	16,645	2007
	11.903792	13.819264	16.09%	21,443	2006
	10.573262	11.903792	12.58%	25,484	2005
	9.008768	10.573262	17.37%	29,740	2004
	6.366472	9.008768	41.50%	31,153	2003
	8.300784	6.366472	-23.30%	29,241	2002
	9.516462	8.300784	-12.77%	24,886	2001
	10.000000	9.516462	-4.84%	6,057	2000*

Oppenheimer Strategic Income Fund: Class A	15.082041	16.291025	8.02%	4,313	2007
	14.161703	15.082041	6.50%	3,929	2006
	13.747516	14.161703	3.01%	7,426	2005
	12.680947	13.747516	8.41%	426	2004
	10.721334	12.680947	18.28%	0	2003
	10.146020	10.721334	5.67%	0	2002
	9.906062	10.146020	2.42%	0	2001
	10.000000	9.906062	-0.94%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.136640	15.876156	4.89%	31,564	2007
	13.036321	15.136640	16.11%	32,778	2006
	11.557400	13.036321	12.80%	32,771	2005
	10.000000	11.557400	15.57%	16,471	2004*

PIMCO Total Return Fund: Class A	13.589261	14.590726	7.37%	21,432	2007
	13.274532	13.589261	2.37%	23,537	2006
	13.107670	13.274532	1.27%	41,535	2005
	12.665594	13.107670	3.49%	56,232	2004
	12.189216	12.665594	3.91%	44,647	2003
	11.240879	12.189216	8.44%	42,453	2002
	10.431004	11.240879	7.76%	26,838	2001
	10.000000	10.431004	4.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam International Equity Fund: Class A	20.572840	22.055255	7.21%	0	2007
	16.220677	20.572840	26.83%	0	2006
	14.568524	16.220677	11.34%	0	2005
	12.673131	14.568524	14.96%	0	2004
	10.000000	12.673131	26.73%	0	2003*

Putnam Voyager Fund: Class A	13.234363	13.781342	4.13%	147	2007
	12.716136	13.234363	4.08%	147	2006
	12.187228	12.716136	4.34%	147	2005
	11.758921	12.187228	3.64%	147	2004
	10.000000	11.758921	17.59%	0	2003*

Templeton Foreign Fund: Class A	16.858122	19.546731	15.95%	6,693	2007
	14.212421	16.858122	18.62%	7,640	2006
	12.988908	14.212421	9.42%	8,332	2005
	11.116662	12.988908	16.84%	8,814	2004
	8.612202	11.116662	29.08%	8,355	2003
	9.531995	8.612202	-9.65%	5,568	2002
	10.467943	9.531995	-8.94%	1,214	2001
	10.000000	10.467943	4.68%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.438459	17.685620	1.42%	14,362	2007
	15.198743	17.438459	14.74%	17,155	2006
	13.986262	15.198743	8.67%	12,684	2005
	12.411588	13.986262	12.69%	6,239	2004
	10.000000	12.411588	24.12%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.441546	22.316542	21.01%	9,692	2007
	17.105796	18.441546	7.81%	1,278	2006
	14.705890	17.105796	16.32%	450	2005
	12.286044	14.705890	19.70%	450	2004
	10.000000	12.286044	22.86%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	27.030437	22.096877	-18.25%	7,059	2007
	19.884412	27.030437	35.94%	8,272	2006
	17.242549	19.884412	15.32%	5,784	2005
	12.755989	17.242549	35.17%	2,786	2004
	10.000000	12.755989	27.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.979431	17.017263	6.49%	2,555	2007
	15.218545	15.979431	5.00%	2,225	2006
	13.693265	15.218545	11.14%	2,742	2005
	12.224504	13.693265	12.01%	3,271	2004
	10.000000	12.224504	22.25%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	14.047231	15.273142	8.73%	2,977	2007
	12.317037	14.047231	14.05%	5,762	2006
	11.118507	12.317037	10.78%	8,463	2005
	10.223995	11.118507	8.75%	9,584	2004
	7.453287	10.223995	37.17%	8,923	2003
	9.334283	7.453287	-20.15%	14,016	2002
	9.602164	9.334283	-2.79%	16,134	2001
	10.000000	9.602164	-3.98%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.690207	15.991234	26.01%	604	2007
	11.910473	12.690207	6.55%	0	2006
	11.048938	11.910473	7.80%	0	2005
	9.924713	11.048938	11.33%	768	2004
	10.000000	9.924713	-0.75%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.829021	7.915968	1.11%	0	2007
	6.860205	7.829021	14.12%	0	2006
	7.064399	6.860205	-2.89%	0	2005
	6.560434	7.064399	7.68%	0	2004
	5.330419	6.560434	23.08%	0	2003
	6.895089	5.330419	-22.69%	0	2002
	8.722354	6.895089	-20.95%	0	2001
	10.000000	8.722354	-12.78%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.505950	14.671336	17.31%	267	2007
	11.112870	12.505950	12.54%	292	2006
	10.000000	11.112870	11.13%	955	2005*

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.238158	11.380855	1.27%	321	2007
	10.272785	11.238158	9.40%	296	2006
	10.000000	10.272785	2.73%	0	2005*

AIM Dynamics Fund: Investor Class	7.178692	7.971781	11.05%	2,007	2007
	6.231884	7.178692	15.19%	4,710	2006
	5.712163	6.231884	9.10%	4,710	2005
	5.162232	5.712163	10.65%	4,848	2004
	3.776694	5.162232	36.69%	5,957	2003
	5.709614	3.776694	-33.85%	5,722	2002
	8.607449	5.709614	-33.67%	2,007	2001

AIM Small Cap Growth Fund: Investor Class	10.209374	11.240256	10.10%	1,346	2007
	10.000000	10.209374	2.09%	1,421	2006

American Century Growth: Investor Class	6.935259	8.156421	17.61%	5,425	2007
	6.499439	6.935259	6.71%	5,505	2006
	6.271268	6.499439	3.64%	2,193	2005
	5.772348	6.271268	8.64%	861	2004
	4.693669	5.772348	22.98%	1,253	2003
	6.427779	4.693669	-26.98%	2,282	2002
	7.995667	6.427779	-19.61%	0	2001

American Century Income & Growth: Advisor Class	10.895392	10.711640	-1.69%	7,910	2007
	9.431255	10.895392	15.52%	4,202	2006
	9.127260	9.431255	3.33%	2,609	2005
	8.191973	9.127260	11.42%	1,158	2004
	6.407778	8.191973	27.84%	1,134	2003
	8.062792	6.407778	-20.53%	7	2002
	8.927904	8.062794	-9.69%	6	2001

American Century International Growth Fund: Class A	9.674038	11.178303	15.55%	2,297	2007
	7.847094	9.674038	23.28%	2,297	2006
	7.021189	7.847094	11.76%	2,297	2005
	6.174252	7.021189	13.72%	2,416	2004
	4.992424	6.174252	23.67%	2,616	2003
	6.272214	4.992424	-20.40%	2,616	2002
	8.692333	6.272214	-27.84%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.954855	12.569302	5.14%	0	2007
	11.627786	11.954855	2.81%	0	2006
	11.570195	11.627786	0.50%	0	2005
	11.628151	11.570195	-0.50%	0	2004
	11.633707	11.628151	-0.05%	0	2003
	11.183394	11.633707	4.03%	0	2002
	10.559064	11.183394	5.91%	0	2001

American Century Ultra: Investor Class	6.739283	8.115283	20.42%	2,671	2007
	7.048939	6.739283	-4.39%	3,077	2006
	6.982840	7.048939	0.95%	2,618	2005
	6.381591	6.982840	9.42%	2,703	2004
	5.130684	6.381591	24.38%	11,636	2003
	6.753692	5.130684	-24.03%	2,526	2002
	8.002172	6.753692	-15.60%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.540229	18.110185	16.54%	3,609	2007
	12.590084	15.540229	23.43%	1,112	2006
	11.273569	12.590084	11.68%	1,127	2005
	10.000000	11.273569	12.74%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.593006	11.155657	5.31%	2,476	2007
	9.217069	10.593006	14.93%	2,537	2006
	8.953356	9.217069	2.95%	2,482	2005
	8.579576	8.953356	4.36%	2,377	2004
	7.209483	8.579576	19.00%	0	2003
	8.802545	7.209483	-18.10%	0	2002
	9.978148	8.802545	-11.78%	0	2001

Dreyfus Emerging Leaders Fund	12.854911	11.316930	-11.96%	0	2007
	12.145566	12.854911	5.84%	0	2006
	11.254092	12.145566	7.92%	0	2005
	9.966677	11.254092	12.92%	0	2004
	7.228522	9.966677	37.88%	0	2003
	9.159413	7.228522	-21.08%	0	2002
	10.286001	9.159413	-10.95%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.697423	11.114194	3.90%	870	2007
	9.880285	10.697423	8.27%	0	2006
	10.128715	9.880285	-2.45%	0	2005
	10.000000	10.128715	1.29%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.533153	6.945602	6.31%	2,223	2007
	6.062865	6.533153	7.76%	2,161	2006
	5.927720	6.062865	2.28%	2,069	2005
	5.661141	5.927720	4.71%	1,927	2004
	4.549765	5.661141	24.43%	1,845	2003
	6.517010	4.549765	-30.19%	0	2002
	8.643318	6.517011	-24.60%	0	2001

Federated Bond Fund: Class F Shares	14.514488	15.071676	3.84%	0	2007
	13.874807	14.514488	4.61%	0	2006
	13.776369	13.874807	0.71%	0	2005
	13.051576	13.776369	5.55%	0	2004
	11.697784	13.051576	11.57%	0	2003
	11.067080	11.697784	5.70%	0	2002
	10.432537	11.067080	6.08%	0	2001

Federated Equity Income Fund, Inc.: Class F Shares	10.246553	10.315561	0.67%	0	2007
	8.449295	10.246553	21.27%	0	2006
	8.297180	8.449295	1.83%	0	2005
	7.429831	8.297180	11.67%	0	2004
	6.064406	7.429831	22.52%	0	2003
	7.613917	6.064406	-20.35%	0	2002
	8.684677	7.613917	-12.33%	0	2001

Federated High Yield Trust	13.222758	13.481973	1.96%	2,958	2007
	12.027797	13.222758	9.93%	2,966	2006
	11.878800	12.027797	1.25%	2,055	2005
	10.764987	11.878800	10.35%	1,631	2004
	8.866994	10.764987	21.41%	1,766	2003
	8.964702	8.866994	-1.09%	1,766	2002
	9.243844	8.964702	-3.02%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.171641	13.768076	4.53%	1,000	2007
	12.775814	13.171641	3.10%	1,527	2006
	12.663943	12.775814	0.89%	2,268	2005
	12.411468	12.663943	2.03%	0	2004
	11.840774	12.411468	4.82%	0	2003
	10.998511	11.840774	7.66%	0	2002
	10.362113	10.998511	6.14%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Balanced Fund: Class A	11.592129	12.431314	7.24%	0	2007
	10.515489	11.592129	10.24%	0	2006
	10.103733	10.515489	4.08%	0	2005
	9.716938	10.103733	3.98%	0	2004
	8.339458	9.716938	16.52%	0	2003
	9.250348	8.339458	-9.85%	0	2002
	9.522648	9.250348	-2.86%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	7.116765	8.885357	24.85%	5,249	2007
	6.757128	7.116765	5.32%	296	2006
	6.486456	6.757128	4.17%	280	2005
	6.380320	6.486456	1.66%	0	2004
	4.887124	6.380320	30.55%	0	2003
	7.116740	4.887124	-31.33%	0	2002
	8.774252	7.116740	-18.89%	0	2001

Fidelity Advisor Equity Income Fund: Class A	15.444129	15.810452	2.37%	15,117	2007
	13.344892	15.444129	15.73%	9,513	2006
	12.684670	13.344892	5.20%	7,233	2005
	11.445018	12.684670	10.83%	6,358	2004
	8.992544	11.445018	27.27%	4,435	2003
	10.766463	8.992544	-16.48%	1,489	2002
	11.138472	10.766463	-3.34%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	8.234968	10.017264	21.64%	5,002	2007
	7.931643	8.234968	3.82%	586	2006
	7.386135	7.931643	7.10%	239	2005
	6.977775	7.386135	5.85%	0	2004
	5.455415	6.977775	27.91%	0	2003
	7.106406	5.455415	-23.23%	0	2002
	8.460092	7.106406	-16.00%	0	2001

Fidelity Advisor High Income Advantage Fund: Class T	15.961926	16.128585	1.04%	1,092	2007
	13.968706	15.961926	14.27%	1,092	2006
	13.507583	13.968706	3.41%	1,092	2005
	11.897299	13.507583	13.53%	1,149	2004
	8.379537	11.897299	41.98%	1,244	2003
	8.832815	8.379537	-5.13%	1,244	2002
	9.043143	8.832815	-2.33%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Overseas Fund: Class A	12.108539	14.005885	15.67%	0	2007
	10.297438	12.108539	17.59%	0	2006
	9.112587	10.297438	13.00%	0	2005
	8.157922	9.112587	11.70%	0	2004
	5.718578	8.157922	42.66%	0	2003
	7.243507	5.718578	-21.05%	0	2002
	9.175349	7.243507	-21.05%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.102611	17.474744	15.71%	789	2007
	12.967855	15.102611	16.46%	1,085	2006
	11.047743	12.967855	17.38%	419	2005
	10.000000	11.047743	10.48%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	23.132935	22.097712	-4.48%	7,038	2007
	20.112488	23.132935	15.02%	5,995	2006
	18.345276	20.112488	9.63%	4,213	2005
	14.810724	18.345276	23.86%	3,243	2004
	11.562834	14.810724	28.09%	2,807	2003
	12.439207	11.562834	-7.05%	753	2002
	10.692092	12.439207	16.34%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.986578	18.306848	1.78%	15,085	2007
	15.422597	17.986578	16.62%	10,788	2006
	14.185479	15.422597	8.72%	4,507	2005
	12.643978	14.185479	12.19%	1,899	2004
	10.136982	12.643978	24.73%	2,173	2003
	11.548118	10.136982	-12.22%	1,786	2002
	11.028332	11.548118	4.71%	4	2001

Franklin Small-Mid Cap Growth Fund: Class A	8.237903	9.092936	10.38%	6,123	2007
	7.750585	8.237903	6.29%	4,061	2006
	7.092542	7.750585	9.28%	2,274	2005
	6.347459	7.092542	11.74%	1,375	2004
	4.663967	6.347459	36.10%	0	2003
	6.700269	4.663967	-30.39%	0	2002
	8.529854	6.700269	-21.45%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.080228	17.208279	14.11%	8,602	2007
	12.559684	15.080228	20.07%	4,683	2006
	11.536447	12.559684	8.87%	2,173	2005
	10.000000	11.536447	15.36%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.868101	12.273473	3.42%	782	2007
	10.695682	11.868101	10.96%	0	2006
	10.551486	10.695682	1.37%	0	2005
	9.838786	10.551486	7.24%	0	2004
	8.405403	9.838786	17.05%	0	2003
	9.697223	8.405403	-13.32%	0	2002
	10.000000	9.697223	-3.03%	0	2001*

Janus Adviser Balanced Fund: I Shares	11.915610	12.937829	8.58%	1,869	2007
	10.918782	11.915610	9.13%	1,069	2006
	10.258991	10.918782	6.43%	515	2005
	9.572678	10.258991	7.17%	515	2004
	8.494326	9.572678	12.69%	0	2003
	9.197351	8.494326	-7.64%	0	2002
	9.778429	9.197351	-5.94%	0	2001

Janus Adviser International Growth Fund: I Shares	14.717649	18.350791	24.69%	0	2007
	10.294151	14.717649	42.97%	0	2006
	7.905207	10.294151	30.22%	0	2005
	6.672535	7.905207	18.47%	0	2004
	5.008334	6.672535	33.23%	0	2003
	6.811996	5.008334	-26.48%	0	2002
	8.925263	6.811996	-23.68%	0	2001

Janus Adviser Worldwide Fund: I Shares	7.680626	8.268863	7.66%	0	2007
	6.644625	7.680626	15.59%	0	2006
	6.337122	6.644625	4.85%	0	2005
	6.121124	6.337122	3.53%	0	2004
	5.041229	6.121124	21.42%	1,301	2003
	6.891949	5.041229	-26.85%	1,005	2002
	8.834621	6.891949	-21.99%	0	2001

Janus Fund	6.311689	7.188388	13.89%	1,642	2007
	5.773496	6.311689	9.32%	2,325	2006
	5.616928	5.773496	2.79%	2,325	2005
	5.427867	5.616928	3.48%	2,325	2004
	4.169080	5.427867	30.19%	2,325	2003
	5.822415	4.169080	-28.40%	2,325	2002
	7.971710	5.822415	-26.96%	8	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.576719	8.837094	34.37%	10,753	2007
	5.924408	6.576719	11.01%	13,162	2006
	5.477204	5.924408	8.16%	18,377	2005
	4.472315	5.477204	22.47%	18,377	2004
	3.610550	4.472315	23.87%	17,652	2003
	4.807382	3.610550	-24.90%	14,865	2002
	6.869882	4.807382	-30.02%	2,170	2001

Janus Worldwide Fund	6.847993	7.393704	7.97%	0	2007
	5.875745	6.847993	16.55%	0	2006
	5.615858	5.875745	4.63%	0	2005
	5.383171	5.615858	4.32%	0	2004
	4.838415	5.383171	22.81%	0	2003
	5.993734	4.383415	-26.87%	0	2002
	7.862685	5.993734	-23.77%	0	2001

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.748994	17.308770	-7.68%	0	2007
	16.242534	18.748994	15.43%	0	2006
	15.810083	16.242534	2.74%	0	2005
	13.920183	15.810083	13.58%	0	2004
	10.162998	13.920183	36.97%	0	2003
	12.511325	10.162998	-18.77%	0	2002
	10.755382	12.511325	16.33%	0	2001

Nationwide Bond Fund: Class D	14.244393	14.939007	4.88%	5	2007
	13.802682	14.244393	3.20%	5	2006
	13.539638	13.802682	1.94%	5	2005
	13.066278	13.539638	3.62%	5	2004
	12.424509	13.066278	5.17%	5	2003
	11.502974	12.424509	8.01%	5	2002
	10.594532	11.502974	8.57%	4	2001

Nationwide Bond Index Fund: Class A	12.996536	13.657436	5.09%	228	2007
	12.672384	12.996536	2.56%	0	2006
	12.584483	12.672384	0.70%	0	2005
	12.272831	12.584483	2.54%	0	2004
	12.033452	12.272831	1.99%	0	2003
	11.121960	12.033452	8.20%	0	2002
	10.501069	11.121960	5.91%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.802985	14.699549	6.50%	1,065	2007
	13.444331	13.802985	2.67%	1,115	2006
	13.232915	13.444331	1.60%	1,201	2005
	12.943363	13.232915	2.24%	0	2004
	12.850121	12.943363	0.73%	0	2003
	11.713462	12.850121	9.70%	0	2002
	10.972389	11.713462	6.75%	0	2001

Nationwide Growth Fund: Class A	11.914954	14.048010	17.90%	0	2007
	11.370949	11.914954	4.78%	0	2006
	10.840268	11.370949	4.90%	0	2005
	10.173460	10.840268	6.55%	0	2004
	10.000000	10.173460	1.73%	0	2003*

Nationwide Growth Fund: Class D	5.758849	6.807873	18.22%	0	2007
	5.479813	5.758849	5.09%	0	2006
	5.202454	5.479813	5.33%	0	2005
	4.868052	5.202454	6.87%	0	2004
	3.702067	4.868052	31.50%	0	2003
	5.252956	3.702067	-29.52%	0	2002
	7.359312	5.252956	-28.62%	0	2001

Nationwide International Index Fund: Class A	13.349375	14.535286	8.88%	0	2007
	10.748867	13.349375	24.19%	0	2006
	9.578924	10.748867	12.21%	0	2005
	8.133790	9.578924	17.77%	0	2004
	6.004600	8.133790	35.46%	0	2003
	7.381052	6.004600	-18.65%	0	2002
	9.637722	7.381052	-23.41%	0	2001

Nationwide Large Cap Value Fund: Class A	16.610922	16.006747	-3.64%	1,084	2007
	13.882514	16.610922	19.65%	1,691	2006
	13.040678	13.882514	6.05%	0	2005
	11.383969	13.040678	14.55%	0	2004
	8.995019	11.383969	26.56%	0	2003
	10.554886	8.995019	-14.78%	0	2002
	11.214391	10.554886	-5.88%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	14.451484	15.318880	6.00%	4,381	2007
	13.341863	14.451484	8.32%	3,484	2006
	12.069608	13.341863	10.54%	1,635	2005
	10.564009	12.069608	14.25%	434	2004
	7.952460	10.564009	32.84%	0	2003
	9.495426	7.952460	-16.25%	0	2002
	9.780695	9.495426	-2.92%	0	2001

Nationwide Money Market Fund: Service Class	10.890109	11.275523	3.54%	29,039	2007
	10.554261	10.890109	3.18%	21,252	2006
	10.409464	10.554261	1.39%	48,389	2005
	10.459825	10.409464	-0.48%	21,848	2004
	10.528530	10.459825	-0.65%	35,058	2003
	10.545072	10.528530	-0.16%	11,682	2002
	10.318733	10.545072	2.19%	8,405	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.869999	12.359942	4.13%	2,106	2007
	11.315804	11.869999	4.90%	1,885	2006
	11.092431	11.315804	2.01%	587	2005
	10.710532	11.092431	3.57%	0	2004
	10.065181	10.710532	6.41%	0	2003
	10.129657	10.065181	-0.64%	0	2002
	10.034205	10.129657	0.95%	0	2001

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	12.052204	12.602294	4.56%	5,148	2007
	11.237129	12.052204	7.25%	5,018	2006
	10.887967	11.237129	3.21%	3,118	2005
	10.288121	10.887967	5.83%	1,973	2004
	9.167345	10.288121	12.23%	0	2003
	9.684583	9.167345	-5.34%	0	2002
	9.913171	9.684583	-2.31%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	12.031732	12.554208	4.34%	55,916	2007
	10.927159	12.031732	10.11%	71,393	2006
	10.487361	10.927159	4.19%	51,216	2005
	9.696277	10.487361	8.16%	34,680	2004
	8.194094	9.696277	18.33%	13,116	2003
	9.164925	8.194094	-10.59%	5,336	2002
	9.734377	9.164925	-5.85%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.122745	12.722833	4.95%	25,996	2007
	10.715744	12.122745	13.13%	24,504	2006
	10.127428	10.715744	5.81%	21,917	2005
	9.139658	10.127428	10.81%	20,776	2004
	7.319924	9.139658	24.86%	4,925	2003
	8.654404	7.319924	-15.42%	0	2002
	9.598833	8.654404	-9.84%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.064177	12.627152	4.67%	7,371	2007
	10.446394	12.064177	15.49%	7,026	2006
	9.798776	10.446394	6.61%	5,797	2005
	8.695081	9.798776	12.69%	5,128	2004
	6.679286	8.695081	30.18%	5,241	2003
	8.280736	6.679286	-19.34%	0	2002
	9.460618	8.280736	-12.47%	0	2001

Nationwide S&P 500® Index Fund: Service Class	9.586390	9.926195	3.54%	1,606	2007
	8.421326	9.586390	13.83%	489	2006
	8.172256	8.421326	3.05%	3,422	2005
	7.495638	8.172256	9.03%	3,243	2004
	5.933888	7.495638	26.32%	9,295	2003
	7.763080	5.933888	-23.56%	0	2002
	8.958557	7.763080	-13.34%	0	2001

Nationwide Small Cap Fund: Class A	22.205557	20.623330	-7.13%	3,462	2007
	17.391907	22.205557	27.68%	3,462	2006
	14.360812	17.391907	21.11%	3,462	2005
	11.551379	14.360812	24.32%	3,462	2004
	7.895078	11.551379	46.31%	3,462	2003
	9.805688	7.895078	-19.48%	0	2002
	10.111177	9.805688	-3.02%	0	2001

Nationwide Small Cap Index Fund: Class A	14.875041	14.347182	-3.55%	2,370	2007
	12.839707	14.875041	15.85%	2,502	2006
	12.448290	12.839707	3.14%	1,120	2005
	10.693889	12.448290	16.41%	0	2004
	7.438134	10.693889	43.77%	4,093	2003
	9.517617	7.438134	-21.85%	0	2002
	9.470616	9.517617	0.50%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Value Opportunities Fund: Class A	17.188859	15.692276	-8.71%	0	2007
	14.755601	17.188859	16.49%	0	2006
	13.834717	14.755601	6.66%	0	2005
	12.341327	13.834717	12.10%	0	2004
	9.133341	12.341327	35.12%	0	2003
	10.789326	9.133341	-15.35%	0	2002
	10.717502	10.789326	0.67%	0	2001

Nationwide Fund: Class D	11.078185	11.815823	6.66%	976	2007
	9.843950	11.078185	12.54%	0	2006
	9.275303	9.843950	6.13%	0	2005
	8.547902	9.275303	8.51%	0	2004
	6.803532	8.547902	25.64%	7,185	2003
	8.305301	6.803532	-18.08%	0	2002
	9.542368	8.305301	-12.96%	0	2001

Neuberger Berman Genesis Fund: Trust Class	23.412180	28.187114	20.40%	10,854	2007
	22.081575	23.412180	6.03%	7,355	2006
	19.206822	22.081575	14.97%	4,967	2005
	16.372229	19.206822	17.31%	4,104	2004
	12.580349	16.372229	30.14%	3,243	2003
	13.119535	12.580349	-4.11%	380	2002
	11.842348	13.119535	10.78%	0	2001

Neuberger Berman Guardian Fund: Trust Class	12.198120	12.947419	6.14%	0	2007
	10.889561	12.198120	12.02%	0	2006
	10.175586	10.889561	7.02%	0	2005
	8.879051	10.175586	14.60%	0	2004
	6.653103	8.879051	33.46%	0	2003
	9.083898	6.653103	-26.76%	0	2002
	9.370766	9.083898	-3.06%	0	2001

Neuberger Berman Partners Fund: Trust Class	14.788961	16.056887	8.57%	2,137	2007
	13.234697	14.788961	11.74%	2,137	2006
	11.364420	13.234697	16.46%	0	2005
	9.659266	11.364420	17.65%	0	2004
	7.202877	9.659266	34.10%	0	2003
	9.703683	7.202877	-25.77%	0	2002
	10.146626	9.703683	-4.37%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Socially Responsive Fund: Trust Class	13.549088	14.371684	6.07%	1,346	2007
	12.000402	13.549088	12.91%	454	2006
	11.297836	12.000402	6.22%	503	2005
	10.000000	11.297836	12.98%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.476829	9.532180	12.45%	10,989	2007
	7.976614	8.476829	6.27%	1,223	2006
	7.707232	7.976614	3.50%	822	2005
	7.323991	7.707232	5.23%	0	2004
	5.723282	7.323991	27.97%	0	2003
	7.851643	5.723282	-27.11%	0	2002
	9.098636	7.851643	-13.71%	0	2001

Oppenheimer Champion Income Fund: Class A	13.278756	13.111763	-1.26%	0	2007
	12.301800	13.278756	7.94%	0	2006
	12.122516	12.301800	1.48%	0	2005
	11.229384	12.122516	7.95%	0	2004
	10.000000	11.229384	12.29%	0	2003*

Oppenheimer Global Fund: Class A	13.772776	14.425811	4.74%	8,075	2007
	11.869743	13.772776	16.03%	8,075	2006
	10.548332	11.869743	12.53%	8,075	2005
	8.992069	10.548332	17.31%	8,714	2004
	6.357882	8.992069	41.43%	9,579	2003
	8.293772	6.357882	-23.34%	0	2002
	9.513285	8.293772	-12.82%	0	2001

Oppenheimer Strategic Income Fund: Class A	15.034518	16.231436	7.96%	2,744	2007
	14.124201	15.034518	6.45%	2,317	2006
	13.718025	14.124201	2.96%	1,107	2005
	12.660146	13.718025	8.36%	0	2004
	10.709163	12.660146	18.22%	0	2003
	10.139628	10.709163	5.62%	0	2002
	9.904857	10.139628	2.37%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.116328	15.846799	4.83%	10,702	2007
	13.025388	15.116328	16.05%	8,123	2006
	11.553527	13.025388	12.74%	3,464	2005
	10.000000	11.553527	15.54%	1,772	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.546378	14.537289	7.31%	14,536	2007
	13.239318	13.546378	2.32%	8,543	2006
	13.079494	13.239318	1.22%	8,572	2005
	12.644761	13.079494	3.44%	4,767	2004
	12.175323	12.644761	3.86%	2,184	2003
	11.233747	12.175323	8.38%	2,092	2002
	10.429689	11.233747	7.71%	0	2001

Putnam International Equity Fund: Class A	20.534805	22.003294	7.15%	0	2007
	16.198852	20.534805	26.77%	0	2006
	14.556251	16.198852	11.28%	0	2005
	12.668851	14.556251	14.90%	0	2004
	10.000000	12.668851	26.69%	0	2003*

Putnam Voyager Fund: Class A	13.209908	13.748881	4.08%	1,168	2007
	12.699039	13.209908	4.02%	787	2006
	12.176966	12.699039	4.29%	528	2005
	11.754960	12.176966	3.59%	0	2004
	10.000000	11.754960	17.55%	0	2003*

Templeton Foreign Fund: Class A	16.801426	19.471107	15.89%	0	2007
	14.171765	16.801426	18.56%	0	2006
	12.958288	14.171765	9.36%	0	2005
	11.096065	12.958288	16.78%	1,299	2004
	8.600586	11.096065	29.02%	0	2003
	9.523952	8.600586	-9.70%	0	2002
	10.464444	9.523952	-8.99%	0	2001

Van Kampen Growth and Income Fund: Class A	17.406229	17.643960	1.37%	6,020	2007
	15.178294	17.406229	14.68%	3,745	2006
	13.974480	15.178294	8.61%	843	2005
	12.407401	13.974480	12.63%	0	2004
	10.000000	12.407401	24.07%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.407446	22.263956	20.95%	1,993	2007
	17.082776	18.407446	7.75%	530	2006
	14.693507	17.082776	16.26%	0	2005
	12.281897	14.693507	19.64%	0	2004
	10.000000	12.281897	22.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.980444	22.044789	-18.29%	2,255	2007
	19.857640	26.980444	35.87%	2,518	2006
	17.228016	19.857640	15.26%	951	2005
	12.751682	17.228016	35.10%	0	2004
	10.000000	12.751682	27.52%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.949885	16.977162	6.44%	0	2007
	15.198072	15.949885	4.95%	0	2006
	13.681723	15.198072	11.08%	0	2005
	12.220380	13.681723	11.96%	0	2004
	10.000000	12.220380	22.20%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.999991	15.214052	8.67%	0	2007
	12.281803	13.999991	13.99%	0	2006
	11.092310	12.281803	10.72%	0	2005
	10.205070	11.092310	8.69%	0	2004
	7.443247	10.205070	37.11%	0	2003
	9.326431	7.443247	-20.19%	0	2002
	9.598963	9.326431	-2.84%	0	2001

Wells Fargo Advantage Growth Fund: Investor Class	12.669992	15.957634	25.95%	2,251	2007
	11.897498	12.669992	6.49%	0	2006
	11.042463	11.897498	7.74%	0	2005
	9.923915	11.042463	11.27%	0	2004
	10.000000	9.923915	-0.76%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.804351	7.887013	1.06%	0	2007
	6.842038	7.804351	14.06%	0	2006
	7.049230	6.842038	-2.94%	0	2005
	6.549668	7.049230	7.63%	0	2004
	5.324368	6.549668	23.01%	0	2003
	6.890752	5.324368	-22.73%	0	2002
	8.721294	6.890752	-20.99%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.495040	14.651099	17.26%	231	2007
	11.108779	12.495040	12.48%	256	2006
	10.000000	11.108779	11.09%	252	2005*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.229871	11.366672	1.22%	3,057	2007
	10.270397	11.229871	9.34%	3,770	2006
	10.000000	10.270397	2.70%	9,075	2005*

AIM Dynamics Fund: Investor Class	7.154559	7.940949	10.99%	54,152	2007
	6.214075	7.154559	15.13%	58,521	2006
	5.698706	6.214075	9.04%	65,454	2005
	5.152667	5.698706	10.60%	82,477	2004
	3.771594	5.152667	36.62%	88,986	2003
	5.704790	3.771594	-33.89%	70,939	2002
	8.604565	5.704790	-33.70%	68,548	2001
	10.000000	8.604565	-13.95%	37,054	2000*

AIM Small Cap Growth Fund: Investor Class	10.205610	11.230399	10.04%	15,112	2007
	10.000000	10.205610	2.06%	13,671	2006

American Century Growth: Investor Class	6.911910	8.124828	17.55%	44,159	2007
	6.480826	6.911910	6.65%	46,390	2006
	6.256480	6.480826	3.59%	52,033	2005
	5.761645	6.256480	8.59%	42,247	2004
	4.687322	5.761645	22.92%	28,356	2003
	6.422342	4.687322	-27.02%	18,216	2002
	7.992996	6.422342	-19.65%	11,516	2001
	10.000000	7.992996	-20.07%	4,759	2000*

American Century Income & Growth: Advisor Class	10.858744	10.670179	-1.74%	58,211	2007
	9.404270	10.858744	15.47%	59,489	2006
	9.105733	9.404270	3.28%	70,964	2005
	8.176785	9.105733	11.36%	68,420	2004
	6.399123	8.176785	27.78%	85,036	2003
	8.055987	6.399123	-20.57%	48,480	2002
	8.924912	8.055987	-9.74%	25,824	2001
	10.000000	8.924912	-10.75%	10,353	2000*

American Century International Growth Fund: Class A	9.641502	11.135044	15.49%	8,342	2007
	7.824637	9.641502	23.22%	9,085	2006
	7.004628	7.824637	11.71%	13,111	2005
	6.162806	7.004628	13.66%	16,650	2004
	4.985687	6.162806	23.61%	129,789	2003
	6.266925	4.985687	-20.44%	17,147	2002
	8.689431	6.266925	-27.88%	6,802	2001
	10.000000	8.689431	-13.11%	2,013	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.914610	12.520630	5.09%	15,246	2007
	11.594503	11.914610	2.76%	26,207	2006
	11.542902	11.594503	0.45%	24,951	2005
	11.606599	11.542902	-0.55%	13,351	2004
	11.618023	11.606599	-0.10%	9,477	2003
	11.173964	11.618023	3.97%	24,719	2002
	10.555532	11.173964	5.86%	3,932	2001
	10.000000	10.555532	5.56%	58	2000*

American Century Ultra: Investor Class	6.716612	8.083874	20.36%	93,409	2007
	7.028767	6.716612	-4.44%	121,000	2006
	6.966365	7.028767	0.90%	148,278	2005
	6.369754	6.966365	9.37%	161,629	2004
	5.123750	6.369754	24.32%	139,743	2003
	6.747984	5.123750	-24.07%	108,067	2002
	7.999493	6.747984	-15.64%	59,502	2001
	10.000000	7.999493	-20.01%	41,074	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.519375	18.076675	16.48%	21,979	2007
	12.579521	15.519375	23.37%	14,680	2006
	11.269799	12.579521	11.62%	2,913	2005
	10.000000	11.269799	12.70%	26,010	2004*

Dreyfus Appreciation Fund, Inc.	10.557312	11.112413	5.26%	67,856	2007
	9.190645	10.557312	14.87%	81,146	2006
	8.932191	9.190645	2.89%	91,088	2005
	8.563638	8.932191	4.30%	71,941	2004
	7.199740	8.563638	18.94%	71,986	2003
	8.795110	7.199740	-18.14%	37,185	2002
	9.974804	8.795110	-11.83%	12,611	2001
	10.000000	9.974804	-0.25%	5,519	2000*

Dreyfus Emerging Leaders Fund	12.811635	11.273091	-12.01%	628	2007
	12.110788	12.811635	5.79%	628	2006
	11.227532	12.110788	7.87%	5,906	2005
	9.948192	11.227532	12.86%	6,968	2004
	7.218759	9.948192	37.81%	8,976	2003
	9.151680	7.218759	-21.12%	6,460	2002
	10.282555	9.151680	-11.00%	6,780	2001
	10.000000	10.282555	2.83%	5,826	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.686446	11.097137	3.84%	17,421	2007
	9.875126	10.686446	8.22%	19,992	2006
	10.128519	9.875126	-2.50%	18,285	2005
	10.000000	10.128519	1.29%	13,545	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.511151	6.918685	6.26%	11,466	2007
	6.045492	6.511151	7.70%	10,696	2006
	5.913725	6.045492	2.23%	15,955	2005
	5.650624	5.913725	4.66%	16,909	2004
	4.543596	5.650624	24.36%	14,649	2003
	6.511490	4.543596	-30.22%	6,387	2002
	8.640425	6.511490	-24.64%	6,656	2001
	10.000000	8.640425	-13.60%	3,892	2000*

Federated Bond Fund: Class F Shares	14.465682	15.013356	3.79%	10,050	2007
	13.835131	14.465682	4.56%	5,998	2006
	13.743913	13.835131	0.66%	5,617	2005
	13.027416	13.743913	5.50%	6,399	2004
	11.682031	13.027416	11.52%	7,348	2003
	11.057758	11.682031	5.65%	19,198	2002
	10.429051	11.057758	6.03%	10,354	2001
	10.000000	10.429051	4.29%	6,359	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.214251	10.277807	0.62%	6,015	2007
	8.426899	10.214251	21.21%	8,980	2006
	8.279351	8.426899	1.78%	7,719	2005
	7.417627	8.279351	11.62%	7,804	2004
	6.057502	7.417627	22.45%	7,628	2003
	7.609109	6.057502	-20.39%	5,798	2002
	8.683616	7.609106	-12.37%	2,432	2001
	10.000000	8.683616	-13.16%	0	2000*

Federated High Yield Trust	13.178217	13.429725	1.91%	12,767	2007
	11.993331	13.178217	9.88%	21,669	2006
	11.850740	11.993331	1.20%	11,553	2005
	10.744990	11.850740	10.29%	16,566	2004
	8.855003	10.744990	21.34%	13,884	2003
	8.957109	8.855003	-1.14%	6,254	2002
	9.240713	8.957109	-3.07%	2,119	2001
	10.000000	9.240713	-7.59%	1,594	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.130066	13.717639	4.48%	17,406	2007
	12.741915	13.130066	3.05%	6,412	2006
	12.636717	12.741915	0.83%	13,525	2005
	12.391056	12.636717	1.98%	13,015	2004
	11.827282	12.391056	4.77%	1,847	2003
	10.991538	11.827282	7.60%	52	2002
	10.360813	10.991538	6.09%	0	2001
	10.000000	10.360813	3.61%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.553089	12.383142	7.18%	2,132	2007
	10.485369	11.553089	10.18%	3,379	2006
	10.079872	10.485369	4.02%	9,176	2005
	9.698903	10.079872	3.93%	13,224	2004
	8.328190	9.698903	16.46%	15,104	2003
	9.242544	8.328190	-9.89%	16,083	2002
	9.519467	9.242544	-2.91%	5,372	2001
	10.000000	9.519467	-4.81%	2,997	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.094301	8.852809	24.79%	44,834	2007
	6.739203	7.094301	5.27%	27,480	2006
	6.472506	6.739203	4.12%	25,213	2005
	6.369833	6.472506	1.61%	53,001	2004
	4.881553	6.369833	30.49%	39,073	2003
	7.112246	4.881553	-31.36%	24,626	2002
	8.773180	7.112246	-18.93%	14,314	2001
	10.000000	8.773180	-12.27%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	15.392201	15.749273	2.32%	53,297	2007
	13.306728	15.392201	15.67%	57,755	2006
	12.654769	13.306728	5.15%	62,507	2005
	11.423805	12.654769	10.78%	63,807	2004
	8.980408	11.423805	27.21%	48,402	2003
	10.757378	8.980408	-16.52%	36,566	2002
	11.134750	10.757378	-3.39%	18,459	2001
	10.000000	11.134750	11.35%	2,938	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	8.207254	9.978470	21.58%	32,711	2007
	7.908957	8.207254	3.77%	36,149	2006
	7.368724	7.908957	7.04%	82,200	2005
	6.964841	7.368724	5.80%	40,629	2004
	5.448060	6.964841	27.84%	28,480	2003
	7.100416	5.448060	-23.27%	18,727	2002
	8.457258	7.100416	-16.04%	9,371	2001
	10.000000	8.457258	-15.43%	5,723	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.908234	16.066157	0.99%	2,418	2007
	13.928741	15.908234	14.21%	4,383	2006
	13.475733	13.928741	3.36%	7,223	2005
	11.875254	13.475733	13.48%	7,946	2004
	8.368248	11.875254	41.91%	15,951	2003
	8.825378	8.368248	-5.18%	6,650	2002
	9.040126	8.825378	-2.38%	5,493	2001
	10.000000	9.040126	-9.60%	49	2000*

Fidelity Advisor Overseas Fund: Class A	12.070375	13.954645	15.61%	555	2007
	10.270167	12.070375	17.53%	562	2006
	9.093036	10.270167	12.95%	3,956	2005
	8.144536	9.093036	11.65%	8,927	2004
	5.712083	8.144536	42.58%	59,984	2003
	7.238943	5.712083	-21.09%	1,558	2002
	9.174235	7.238943	-21.09%	4,287	2001
	10.000000	9.174235	-8.26%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.082348	17.442437	15.65%	18,862	2007
	12.956992	15.082348	16.40%	15,564	2006
	11.044053	12.956992	17.32%	6,306	2005
	10.000000	11.044053	10.44%	27,921	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	23.060065	22.016898	-4.52%	45,545	2007
	20.059245	23.060065	14.96%	57,626	2006
	18.305936	20.059245	9.58%	53,654	2005
	14.786444	18.305936	23.80%	28,531	2004
	11.549703	14.786444	28.02%	15,073	2003
	12.431368	11.549703	-7.09%	8,603	2002
	10.690797	12.431368	16.28%	3,183	2001
	10.000000	10.690797	6.91%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.926052	18.235960	1.73%	48,467	2007
	15.378452	17.926052	16.57%	49,819	2006
	14.152022	15.378452	8.67%	47,065	2005
	12.620538	14.152022	12.13%	37,639	2004
	10.123310	12.620538	24.67%	35,430	2003
	11.538383	10.123310	-12.26%	34,385	2002
	11.024649	11.538383	4.66%	16,159	2001
	10.000000	11.024649	10.25%	3,998	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.210135	9.057686	10.32%	47,506	2007
	7.728358	8.210135	6.23%	58,853	2006
	7.075770	7.728358	9.22%	56,185	2005
	6.335656	7.075770	11.68%	157,778	2004
	4.657650	6.335656	36.03%	50,713	2003
	6.694596	4.657650	-30.43%	35,192	2002
	8.526996	6.694596	-21.49%	25,145	2001
	10.000000	8.526996	-14.73%	15,465	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.059966	17.176419	14.05%	22,889	2007
	12.549148	15.059966	20.01%	28,289	2006
	11.532585	12.549148	8.81%	27,718	2005
	10.000000	11.532585	15.33%	52,896	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.835622	12.233659	3.36%	3,488	2007
	10.671798	11.835622	10.91%	8,849	2006
	10.533242	10.671798	1.32%	7,967	2005
	9.826754	10.533242	7.19%	1,269	2004
	8.399369	9.826754	16.99%	251	2003
	9.695178	8.399369	-13.37%	480	2002
	10.000000	9.695178	-3.05%	795	2001*

Janus Adviser Balanced Fund: I Shares	11.878057	12.890495	8.52%	27,929	2007
	10.889865	11.878057	9.07%	26,785	2006
	10.236987	10.889865	6.38%	31,441	2005
	9.556983	10.236987	7.12%	32,110	2004
	8.484687	9.556983	12.64%	31,531	2003
	9.191553	8.484687	-7.69%	10,338	2002
	9.777243	9.191553	-5.99%	2,119	2001
	10.000000	9.777243	-2.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: I Shares	14.671264	18.283662	24.62%	2,605	2007
	10.266882	14.671264	42.90%	2,792	2006
	7.888239	10.266882	30.15%	2,792	2005
	6.661571	7.888239	18.41%	3,626	2004
	5.002626	6.661571	33.16%	103,107	2003
	6.807685	5.002626	-26.52%	4,398	2002
	8.924175	6.807685	-23.72%	34	2001
	10.000000	8.924175	-10.76%	0	2000*
`
Janus Adviser Worldwide Fund: I Shares	7.656413	8.238603	7.60%	24,302	2007
	6.627023	7.656413	15.53%	27,320	2006
	6.323527	6.627023	4.80%	30,206	2005
	6.111075	6.323527	3.48%	45,655	2004
	5.035497	6.111075	21.36%	58,407	2003
	6.887594	5.035497	-26.89%	49,807	2002
	8.833540	6.887594	-22.03%	36,525	2001
	10.000000	8.833540	-11.66%	15,505	2000*

Janus Fund	6.290410	7.160503	13.83%	28,968	2007
	5.756944	6.290410	9.27%	32,774	2006
	5.603659	5.756944	2.74%	34,858	2005
	5.417797	5.603659	3.43%	35,864	2004
	4.163448	5.417797	30.13%	55,009	2003
	5.817498	4.163448	-28.43%	75,667	2002
	7.969040	5.817498	-27.00%	68,471	2001
	10.000000	7.969040	-20.31%	35,493	2000*

Janus Twenty Fund	6.554567	8.802854	34.30%	62,258	2007
	5.907432	6.554567	10.95%	74,910	2006
	5.464261	5.907432	8.11%	84,489	2005
	4.464009	5.464261	22.41%	114,282	2004
	3.605667	4.464009	23.81%	146,833	2003
	4.803309	3.605667	-24.93%	153,274	2002
	6.867578	4.803309	-30.06%	144,945	2001
	10.000000	6.867578	-31.32%	69,307	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Worldwide Fund	6.824902	7.365024	7.91%	1,862	2007
	5.858890	6.824902	16.49%	1,862	2006
	5.602575	5.858890	4.57%	1,862	2005
	5.373166	5.602575	4.27%	1,862	2004
	4.377496	5.373166	22.75%	1,862	2003
	5.988666	4.377496	-26.90%	3,262	2002
	7.860054	5.988666	-23.81%	4,313	2001
	10.000000	7.860054	-21.40%	2,939	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.685933	17.241772	-7.73%	2,363	2007
	16.196066	18.685933	15.37%	2,355	2006
	15.772801	16.196066	2.68%	3,940	2005
	13.894384	15.772801	13.52%	6,155	2004
	10.149285	13.894384	36.90%	6,250	2003
	12.500773	10.149285	-18.81%	78,755	2002
	10.751783	12.500773	16.27%	2,541	2001
	10.000000	10.751783	7.52%	385	2000*

Nationwide Bond Fund: Class D	14.196410	14.881114	4.82%	2,188	2007
	13.763127	14.196410	3.15%	1,493	2006
	13.507648	13.763127	1.89%	3,363	2005
	13.042004	13.507648	3.57%	3,484	2004
	12.407703	13.042004	5.11%	4,822	2003
	11.493227	12.407703	7.96%	9,298	2002
	10.590941	11.493227	8.52%	7,616	2001
	10.000000	10.590941	5.91%	0	2000*

Nationwide Bond Index Fund: Class A	12.955512	13.607401	5.03%	9,262	2007
	12.638759	12.955512	2.51%	8,670	2006
	12.557426	12.638759	0.65%	7,487	2005
	12.252644	12.557426	2.49%	8,751	2004
	12.019737	12.252644	1.94%	7,321	2003
	11.114907	12.019737	8.14%	5,178	2002
	10.499749	11.114907	5.86%	99	2001
	10.000000	10.499749	5.00%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.756526	14.642625	6.44%	18,141	2007
	13.405843	13.756526	2.62%	19,135	2006
	13.201696	13.405843	1.55%	21,085	2005
	12.919369	13.201696	2.19%	20,132	2004
	12.832797	12.919369	0.67%	24,270	2003
	11.703587	12.832797	9.65%	22,083	2002
	10.968715	11.703587	6.70%	12,606	2001
	10.000000	10.968715	9.69%	258	2000*

Nationwide Growth Fund: Class A	11.896714	14.019381	17.84%	6,456	2007
	11.359275	11.896714	4.73%	5,373	2006
	10.834609	11.359275	4.84%	5,647	2005
	10.173292	10.834609	6.50%	2,546	2004
	10.000000	10.173292	1.73%	1,903	2003*

Nationwide Growth Fund: Class D	5.739472	6.781528	18.16%	3,348	2007
	5.464141	5.739472	5.04%	3,578	2006
	5.190199	5.464141	5.28%	8,473	2005
	4.859033	5.190199	6.82%	14,076	2004
	3.697066	4.859033	31.43%	16,350	2003
	5.248515	3.697066	-29.56%	10,587	2002
	7.356851	5.248515	-28.66%	8,065	2001
	10.000000	7.356851	-26.43%	2,003	2000*

Nationwide International Index Fund: Class A	13.307320	14.482130	8.83%	1,113	2007
	10.720403	13.307320	24.13%	1,117	2006
	9.558371	10.720403	12.16%	1,123	2005
	8.120442	9.558371	17.71%	3,474	2004
	5.997772	8.120442	35.39%	82,769	2003
	7.376392	5.997772	-18.69%	139	2002
	9.636549	7.376392	-23.45%	139	2001
	10.000000	9.636549	-3.63%	0	2000*

Nationwide Large Cap Value Fund: Class A	16.555058	15.944798	-3.69%	14,765	2007
	13.842799	16.555058	19.59%	16,138	2006
	13.009929	13.842799	5.99%	17,164	2005
	11.362882	13.009929	14.49%	14,056	2004
	8.982883	11.362882	26.49%	20,208	2003
	10.545993	8.982883	-14.82%	8,903	2002
	11.210642	10.545993	-5.93%	8,328	2001
	10.000000	11.210642	12.11%	44	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	14.405927	15.262811	5.95%	16,853	2007
	13.306515	14.405927	8.26%	24,712	2006
	12.043694	13.306515	10.49%	14,845	2005
	10.546668	12.043694	14.19%	18,876	2004
	7.943422	10.546668	32.77%	7,804	2003
	9.489441	7.943422	-16.29%	7,539	2002
	9.779512	9.489441	-2.97%	778	2001
	10.000000	9.779512	-2.20%	0	2000*

Nationwide Money Market Fund: Service Class	10.853425	11.231826	3.49%	128,742	2007
	10.524016	10.853425	3.13%	110,744	2006
	10.384873	10.524016	1.34%	99,047	2005
	10.440394	10.384873	-0.53%	59,473	2004
	10.514290	10.440394	-0.70%	703,560	2003
	10.536139	10.514290	-0.21%	467,032	2002
	10.315239	10.536139	2.14%	178,199	2001
	10.000000	10.315239	3.15%	131,757	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.832614	12.314752	4.07%	19,686	2007
	11.285849	11.832614	4.84%	23,531	2006
	11.068634	11.285849	1.96%	26,115	2005
	10.692968	11.068634	3.51%	23,004	2004
	10.053757	10.692968	6.36%	20,749	2003
	10.123276	10.053757	-0.69%	15,050	2002
	10.032986	10.123276	0.90%	0	2001
	10.000000	10.032986	0.33%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	12.014184	12.556142	4.51%	26,313	2007
	11.207333	12.014184	7.20%	26,912	2006
	10.864591	11.207333	3.15%	14,255	2005
	10.271232	10.864591	5.78%	9,076	2004
	9.156929	10.271232	12.17%	4,967	2003
	9.678473	9.156929	-5.39%	1,729	2002
	9.911971	9.678473	-2.36%	0	2001
	10.000000	9.911971	-0.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.993781	12.508251	4.29%	109,453	2007
	10.898187	11.993781	10.05%	121,441	2006
	10.464834	10.898187	4.14%	92,051	2005
	9.680351	10.464834	8.10%	72,299	2004
	8.184771	9.680351	18.27%	34,165	2003
	9.159140	8.184771	-10.64%	14,996	2002
	9.733190	9.159140	-5.90%	798	2001
	10.000000	9.733190	-2.67%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.084511	12.676258	4.90%	112,483	2007
	10.687335	12.084511	13.07%	85,138	2006
	10.105675	10.687335	5.76%	68,499	2005
	9.124639	10.105675	10.75%	37,201	2004
	7.311587	9.124639	24.80%	105,163	2003
	8.648933	7.311587	-15.46%	13,491	2002
	9.597664	8.648933	-9.89%	0	2001
	10.000000	9.597664	-4.02%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.026140	12.580934	4.61%	52,172	2007
	10.418707	12.026140	15.43%	47,649	2006
	9.777734	10.418707	6.56%	41,018	2005
	8.680804	9.777734	12.64%	26,106	2004
	6.671685	8.680804	30.11%	17,034	2003
	8.275513	6.671685	-19.38%	10,324	2002
	9.459465	8.275513	-12.52%	125	2001
	10.000000	9.459465	-5.41%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	9.554104	9.887741	3.49%	80,058	2007
	8.397202	9.554104	13.78%	120,399	2006
	8.152951	8.397202	3.00%	129,441	2005
	7.481720	8.152951	8.97%	120,037	2004
	5.925868	7.481720	26.26%	126,869	2003
	7.756523	5.925868	-23.60%	117,936	2002
	8.955559	7.756523	-13.39%	42,682	2001
	10.000000	8.955559	-10.44%	18,358	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Small Cap Fund: Class A	22.130860	20.543498	-7.17%	11,021	2007
	17.342143	22.130860	27.61%	13,809	2006
	14.326937	17.342143	21.05%	9,693	2005
	11.529965	14.326937	24.26%	8,894	2004
	7.884425	11.529965	46.24%	9,226	2003
	9.797416	7.884425	-19.53%	4,185	2002
	10.107798	9.797416	-3.07%	1,184	2001
	10.000000	10.107798	1.08%	16	2000*

Nationwide Small Cap Index Fund: Class A	14.828154	14.294685	-3.60%	16,811	2007
	12.805695	14.828154	15.79%	24,692	2006
	12.421586	12.805695	3.09%	15,394	2005
	10.676347	12.421586	16.35%	13,254	2004
	7.429682	10.676347	43.70%	9,620	2003
	9.511613	7.429682	-21.89%	3,723	2002
	9.469462	9.511613	0.45%	237	2001
	10.000000	9.469462	-5.31%	0	2000*

Nationwide Value Opportunities Fund: Class A	17.134646	15.634820	-8.75%	2,048	2007
	14.716484	17.134646	16.43%	2,364	2006
	13.805013	14.716484	6.60%	2,146	2005
	12.321064	13.805013	12.04%	3,368	2004
	9.122960	12.321064	35.06%	1,788	2003
	10.782516	9.122960	-15.39%	516	2002
	10.716201	10.782516	0.62%	0	2001
	10.000000	10.716201	7.16%	0	2000*

Nationwide Fund: Class D	11.040946	11.770118	6.60%	7,854	2007
	9.815803	11.040946	12.48%	7,775	2006
	9.253449	9.815803	6.08%	17,068	2005
	8.532070	9.253449	8.45%	17,121	2004
	6.794368	8.532070	25.58%	10,329	2003
	8.298305	6.794368	-18.12%	3,169	2002
	9.539185	8.298305	-13.01%	2,929	2001
	10.000000	9.539185	-4.61%	2,152	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Genesis Fund: Trust Class	23.333432	28.078011	20.33%	62,154	2007
	22.018422	23.333432	5.97%	74,641	2006
	19.161542	22.018422	14.91%	80,219	2005
	16.341892	19.161542	17.25%	64,352	2004
	12.563388	16.341892	30.08%	58,691	2003
	13.108478	12.563388	-4.16%	45,850	2002
	11.838385	13.108478	10.73%	34,501	2001
	10.000000	11.838385	18.38%	3,199	2000*

Neuberger Berman Guardian Fund: Trust Class	12.157079	12.897295	6.09%	7,567	2007
	10.858399	12.157079	11.96%	7,411	2006
	10.151579	10.858399	6.96%	11,182	2005
	8.862577	10.151579	14.54%	15,889	2004
	6.644112	8.862577	33.39%	24,635	2003
	9.076231	6.644112	-26.80%	27,557	2002
	9.367629	9.076231	-3.11%	15,878	2001
	10.000000	9.367629	-6.32%	1,872	2000*

Neuberger Berman Partners Fund: Trust Class	14.739179	15.994685	8.52%	6,623	2007
	13.196806	14.739179	11.69%	7,622	2006
	11.337602	13.196806	16.40%	8,283	2005
	9.641347	11.337602	17.59%	10,699	2004
	7.193149	9.641347	34.04%	10,278	2003
	9.695503	7.193149	-25.81%	12,228	2002
	10.143232	9.695503	-4.41%	10,148	2001
	10.000000	10.143232	1.43%	1,597	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.530897	14.345089	6.02%	10,737	2007
	11.990344	13.530897	12.85%	15,858	2006
	11.294062	11.990344	6.17%	1,900	2005
	10.000000	11.294062	12.94%	181	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.450069	9.497252	12.39%	66,786	2007
	7.955448	8.450069	6.22%	69,037	2006
	7.690663	7.955448	3.44%	106,415	2005
	7.311994	7.690663	5.18%	101,660	2004
	5.716764	7.311944	27.90%	37,638	2003
	7.846682	5.716764	-27.14%	19,628	2002
	9.097531	7.846682	-13.75%	6,218	2001
	10.000000	9.097531	-9.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Champion Income Fund: Class A	13.254152	13.080813	-1.31%	6,581	2007
	12.285202	13.254152	7.89%	7,836	2006
	12.112269	12.285202	1.43%	5,413	2005
	11.225571	12.112269	7.90%	4,626	2004
	10.000000	11.225571	12.26%	1,009	2003

Oppenheimer Global Fund: Class A	13.726422	14.369945	4.69%	44,414	2007
	11.835754	13.726422	15.97%	49,663	2006
	10.523431	11.835754	12.47%	70,220	2005
	8.975380	10.523431	17.25%	83,887	2004
	6.349286	8.975380	41.36%	141,111	2003
	8.286766	6.349286	-23.38%	77,741	2002
	9.510099	8.286766	-12.86%	55,857	2001
	10.000000	9.510099	-4.90%	21,663	2000*

Oppenheimer Strategic Income Fund: Class A	14.987121	16.172037	7.91%	13,715	2007
	14.086780	14.987121	6.39%	9,901	2006
	13.688587	14.086780	2.91%	10,671	2005
	12.639369	13.688587	8.30%	8,308	2004
	10.696998	12.639369	18.16%	8,001	2003
	10.133234	10.696998	5.56%	2,096	2002
	9.903648	10.133234	2.32%	0	2001
	10.000000	9.903648	-0.96%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.096033	15.817473	4.78%	63,349	2007
	13.014465	15.096033	15.99%	73,698	2006
	11.549668	13.014465	12.68%	48,931	2005
	10.000000	11.549668	15.50%	47,756	2004*

PIMCO Total Return Fund: Class A	13.503632	14.484045	7.26%	61,587	2007
	13.204200	13.503632	2.27%	67,244	2006
	13.051382	13.204200	1.17%	70,471	2005
	12.623970	13.051382	3.39%	66,257	2004
	12.161454	12.623970	3.80%	42,395	2003
	11.226628	12.161454	8.33%	24,697	2002
	10.428383	11.226628	7.65%	3,108	2001
	10.000000	10.428383	4.28%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam International Equity Fund: Class A	20.496800	21.951394	7.10%	0	2007
	16.177018	20.496800	26.70%	0	2006
	14.543965	16.177018	11.23%	0	2005
	12.664564	14.543965	14.84%	0	2004
	10.000000	12.664564	26.65%	22,365	2003*

Putnam Voyager Fund: Class A	13.185444	13.716448	4.03%	2,334	2007
	12.681923	13.185444	3.97%	3,417	2006
	12.166689	12.681923	4.23%	4,685	2005
	11.750981	12.166689	3.54%	1,637	2004
	10.000000	11.750981	17.51%	421	2003*

Templeton Foreign Fund: Class A	16.744933	19.395761	15.83%	7,872	2007
	14.131241	16.744933	18.50%	9,581	2006
	12.927745	14.131241	9.31%	10,843	2005
	11.075507	12.927745	16.72%	24,210	2004
	8.588987	11.075507	28.95%	91,787	2003
	9.515922	8.588987	-9.74%	25,404	2002
	10.460943	9.515922	-9.03%	4,980	2001
	10.000000	10.460943	4.61%	1,920	2000*

Van Kampen Growth and Income Fund: Class A	17.374034	17.602373	1.31%	30,954	2007
	15.157862	17.374034	14.62%	33,279	2006
	13.962703	15.157862	8.56%	20,786	2005
	12.403216	13.962703	12.57%	13,231	2004
	10.000000	12.403216	24.03%	2,074	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.373384	22.211465	20.89%	16,283	2007
	17.059786	18.373384	7.70%	18,358	2006
	14.681126	17.059786	16.20%	5,576	2005
	12.277752	14.681126	19.58%	1,485	2004
	10.000000	12.277752	22.78%	651	2003*

Van Kampen Real Estate Securities Fund: Class A	26.930548	21.992817	-18.34%	13,108	2007
	19.830905	26.930548	35.80%	37,245	2006
	17.213505	19.830905	15.21%	21,369	2005
	12.747380	17.213505	35.04%	10,630	2004
	10.000000	12.747380	27.47%	1,962	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.920367	16.937121	6.39%	5,248	2007
	15.177609	15.920367	4.89%	5,375	2006
	13.670201	15.177609	11.03%	4,615	2005
	12.216266	13.670201	11.90%	308	2004
	10.000000	12.216266	22.16%	742	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.952853	15.155109	8.62%	21,205	2007
	12.246625	13.952853	13.93%	26,741	2006
	11.066115	12.246625	10.67%	31,153	2005
	10.186121	11.066115	8.64%	38,293	2004
	7.433182	10.186121	37.04%	38,147	2003
	9.318547	7.433182	-20.23%	24,279	2002
	9.595747	9.318547	-2.89%	20,749	2001
	10.000000	9.595747	-4.04%	8,077	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.649781	15.924093	25.88%	25,059	2007
	11.884517	12.649781	6.44%	18,495	2006
	11.035980	11.884517	7.69%	13,803	2005
	9.923117	11.035980	11.21%	523	2004
	10.000000	9.923117	-0.77%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.779724	7.858123	1.01%	14,095	2007
	6.823886	7.779724	14.01%	14,252	2006
	7.034085	6.823886	-2.99%	15,451	2005
	6.538896	7.034085	7.57%	15,878	2004
	5.318296	6.538896	22.95%	15,473	2003
	6.886394	5.318296	-22.77%	14,906	2002
	8.720231	6.886394	-21.03%	436	2001
	10.000000	8.720231	-12.80%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.484126	14.630855	17.20%	6,746	2007
	11.104688	12.484126	12.42%	6,067	2006
	10.000000	11.104688	11.05%	8,371	2005*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.221586	11.352510	1.17%	712	2007
	10.268001	11.221586	9.29%	835	2006
	10.000000	10.268001	2.68%	911	2005*

AIM Dynamics Fund: Investor Class	7.130440	7.910152	10.93%	17,241	2007
	6.196242	7.130440	15.08%	16,269	2006
	5.685217	6.196242	8.99%	26,392	2005
	5.143074	5.685217	10.54%	33,729	2004
	3.766489	5.143074	36.55%	24,229	2003
	5.699965	3.766489	-33.92%	26,081	2002
	8.601688	5.699965	-33.73%	19,738	2001
	10.000000	8.601688	-13.98%	6,737	2000*

AIM Small Cap Growth Fund: Investor Class	10.201835	11.220534	9.99%	3,630	2007
	10.000000	10.201835	2.02%	3,218	2006

American Century Growth: Investor Class	6.888634	8.093359	17.49%	3,456	2007
	6.462257	6.888634	6.60%	4,084	2006
	6.241698	6.462257	3.53%	3,869	2005
	5.750946	6.241698	8.53%	7,133	2004
	4.680989	5.750946	22.86%	3,078	2003
	6.416919	4.680989	-27.05%	3,222	2002
	7.990318	6.416919	-19.69%	2,684	2001
	10.000000	7.990318	-20.10%	1,271	2000*

American Century Income & Growth: Advisor Class	10.822205	10.628863	-1.79%	16,651	2007
	9.377362	10.822205	15.41%	20,929	2006
	9.084259	9.377362	3.23%	18,590	2005
	8.161627	9.084259	11.30%	21,415	2004
	6.390493	8.161627	27.72%	20,729	2003
	8.049205	6.390493	-20.61%	21,272	2002
	8.921936	8.049205	-9.78%	16,997	2001
	10.000000	8.921936	-10.78%	12,233	2000*

American Century International Growth Fund: Class A	9.609033	11.091892	15.43%	850	2007
	7.802228	9.609033	23.16%	1,160	2006
	6.988088	7.802228	11.65%	1,160	2005
	6.151365	6.988088	13.60%	1,230	2004
	4.978951	6.151365	23.55%	7,550	2003
	6.261632	4.978951	-20.48%	2,628	2002
	8.686523	6.261632	-27.92%	2,385	2001
	10.000000	8.686523	-13.13%	424	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.874544	12.472172	5.03%	890	2007
	11.561344	11.874544	2.71%	924	2006
	11.515696	11.561344	0.40%	805	2005
	11.585102	11.515696	-0.60%	1,890	2004
	11.602374	11.585102	-0.15%	1,406	2003
	11.164552	11.602374	3.92%	1,251	2002
	10.552010	11.164552	5.80%	51	2001
	10.000000	10.552010	5.52%	0	2000*

American Century Ultra: Investor Class	6.693985	8.052551	20.30%	4,888	2007
	7.008628	6.693985	-4.49%	4,916	2006
	6.949902	7.008628	0.84%	15,241	2005
	6.357916	6.949902	9.31%	18,927	2004
	5.116815	6.357916	24.26%	25,445	2003
	6.742284	5.116815	-24.11%	25,685	2002
	7.996806	6.742284	-15.69%	33,500	2001
	10.000000	7.996806	-20.03%	635	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.498527	18.043209	16.42%	2,639	2007
	12.568969	15.498527	23.31%	10,347	2006
	11.266025	12.568969	11.57%	54	2005
	10.000000	11.266025	12.66%	1,844	2004*

Dreyfus Appreciation Fund, Inc.	10.521812	11.069413	5.20%	9,515	2007
	9.164357	10.521812	14.81%	9,527	2006
	8.911139	9.164357	2.84%	11,824	2005
	8.547773	8.911139	4.25%	12,002	2004
	7.190033	8.547773	18.88%	17,519	2003
	8.787708	7.190033	-18.18%	15,142	2002
	9.971475	8.787708	-11.87%	12,845	2001
	10.000000	9.971475	-0.29%	0	2000*

Dreyfus Emerging Leaders Fund	12.768505	11.229418	-12.05%	378	2007
	12.076125	12.768505	5.73%	378	2006
	11.201033	12.076125	7.81%	378	2005
	9.929728	11.201033	12.80%	378	2004
	7.209002	9.929728	37.74%	378	2003
	9.143950	7.209002	-21.16%	378	2002
	10.279118	9.143950	-11.04%	378	2001
	10.000000	10.279118	2.79%	378	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.675448	11.080083	3.79%	2,373	2007
	9.869947	10.675448	8.16%	2,415	2006
	10.128323	9.869947	-2.55%	2,245	2005
	10.000000	10.128323	1.28%	2,225	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.489238	6.891892	6.20%	2,981	2007
	6.028190	6.489238	7.65%	2,961	2006
	5.899774	6.028190	2.18%	2,928	2005
	5.640153	5.899774	4.60%	3,251	2004
	4.537463	5.640153	24.30%	12,177	2003
	6.505996	4.537463	-30.26%	11,267	2002
	8.637533	6.505996	-24.68%	11,068	2001
	10.000000	8.637533	-13.62%	1,907	2000*

Federated Bond Fund: Class F Shares	14.416968	14.955181	3.73%	2,742	2007
	13.795498	14.416968	4.50%	2,098	2006
	13.711455	13.795498	0.61%	2,028	2005
	13.003230	13.711455	5.45%	6,264	2004
	11.666247	13.003230	11.46%	2,635	2003
	11.048420	11.666247	5.59%	2,552	2002
	10.425562	11.048420	5.97%	1,659	2001
	10.000000	10.425562	4.26%	1,463	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.182004	10.240147	0.57%	803	2007
	8.404535	10.182004	21.15%	803	2006
	8.261560	8.404535	1.73%	803	2005
	7.405433	8.261560	11.56%	1,961	2004
	6.050613	7.405433	22.39%	1,821	2003
	7.604302	6.050613	-20.43%	1,919	2002
	8.682558	7.604302	-12.42%	1,568	2001
	10.000000	8.682558	-13.17%	0	2000*

Federated High Yield Trust	13.133796	13.377647	1.86%	1,434	2007
	11.958941	13.133796	9.82%	2,586	2006
	11.822724	11.958941	1.15%	2,151	2005
	10.725017	11.822724	10.24%	3,199	2004
	8.843020	10.725017	21.28%	3,006	2003
	8.949518	8.843020	-1.19%	3,806	2002
	9.237583	8.949518	-3.12%	1,468	2001
	10.000000	9.237583	-7.62%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.088592	13.667347	4.42%	1,193	2007
	12.708083	13.088592	2.99%	1,129	2006
	12.609529	12.708083	0.78%	974	2005
	12.370655	12.609529	1.93%	1,237	2004
	11.813789	12.370655	4.71%	92	2003
	10.984556	11.813789	7.55%	0	2002
	10.359505	10.984556	6.03%	0	2001
	10.000000	10.359505	3.60%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.514207	12.335191	7.13%	7,977	2007
	10.455354	11.514207	10.13%	8,060	2006
	10.056100	10.455354	3.97%	7,516	2005
	9.680921	10.056100	3.88%	4,676	2004
	8.316959	9.680921	16.40%	4,345	2003
	9.234738	8.316959	-9.94%	3,581	2002
	9.516271	9.234738	-2.96%	2,780	2001
	10.000000	9.516271	-4.84%	427	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.071920	8.820393	24.72%	4,363	2007
	6.721340	7.071920	5.22%	1,864	2006
	6.458610	6.721340	4.07%	10,087	2005
	6.359381	6.458610	1.56%	11,358	2004
	7.876002	6.359381	30.42%	2,612	2003
	10.748327	8.968307	-16.56%	13,171	2002
	8.772116	7.107758	-18.97%	150	2001
	10.000000	8.772116	-12.28%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	15.340399	15.688280	2.27%	10,072	2007
	13.268641	15.340399	15.61%	10,956	2006
	12.624929	13.268641	5.10%	11,322	2005
	11.402633	12.624929	10.72%	10,744	2004
	8.968307	11.402633	27.14%	14,532	2003
	10.748327	8.968307	-16.56%	13,171	2002
	11.131035	10.748327	-3.44%	14,777	2001
	10.000000	11.131035	11.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	8.179614	9.939793	21.52%	4,080	2007
	7.886302	8.179614	3.72%	1,488	2006
	7.351322	7.886302	6.99%	6,172	2005
	6.951912	7.351322	5.75%	1,533	2004
	5.440694	6.951912	27.78%	1,449	2003
	7.094414	5.440694	-23.31%	1,257	2002
	8.454422	7.094414	-16.09%	612	2001
	10.000000	8.454422	-15.46%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.854691	16.003928	0.94%	737	2007
	13.888868	15.854691	14.15%	1,360	2006
	13.443943	13.888868	3.31%	1,360	2005
	11.853244	13.443943	13.42%	1,395	2004
	8.356954	11.853244	41.84%	2,080	2003
	8.817933	8.356954	-5.23%	1,310	2002
	9.037095	8.817933	-2.43%	1,296	2001
	10.000000	9.037095	-9.63%	615	2000*

Fidelity Advisor Overseas Fund: Class A	12.032264	13.903519	15.55%	7	2007
	10.242907	12.032264	17.47%	7	2006
	9.073477	10.242907	12.89%	7,799	2005
	8.131129	9.073477	11.59%	7,799	2004
	5.705561	8.131129	42.51%	4,853	2003
	7.234357	5.705561	-21.13%	56	2002
	9.173113	7.234357	-21.14%	0	2001
	10.000000	9.173113	-8.27%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.062075	17.410128	15.59%	1,944	2007
	12.946101	15.062075	16.34%	10,899	2006
	11.040339	12.946101	17.26%	209	2005
	10.000000	11.040339	10.40%	2,101	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.987339	21.936282	-4.57%	8,091	2007
	20.006081	22.987339	14.90%	11,894	2006
	18.266623	20.006081	9.52%	13,530	2005
	14.762149	18.266623	23.74%	11,839	2004
	11.536558	14.762149	27.96%	9,345	2003
	12.423522	11.536558	-7.14%	7,334	2002
	10.689496	12.423522	16.22%	5,996	2001
	10.000000	10.689496	6.89%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.865726	18.165355	1.68%	13,400	2007
	15.334434	17.865726	16.51%	16,218	2006
	14.118627	15.334434	8.61%	12,758	2005
	12.597135	14.118627	12.08%	11,720	2004
	10.109649	12.597135	24.61%	12,940	2003
	11.528653	10.109649	-12.31%	12,553	2002
	11.020957	11.528653	4.61%	7,989	2001
	10.000000	11.020957	10.21%	1,098	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.182470	9.022557	10.27%	10,227	2007
	7.706217	8.182470	6.18%	11,819	2006
	7.059059	7.706217	9.17%	19,730	2005
	6.323893	7.059059	11.63%	26,951	2004
	4.651353	6.323893	35.96%	25,749	2003
	6.688950	4.651353	-30.46%	25,389	2002
	8.524143	6.688950	-21.53%	20,740	2001
	10.000000	8.524143	-14.76%	2,066	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.039750	17.144635	14.00%	914	2007
	12.538624	15.039750	19.95%	7,207	2006
	11.528731	12.538624	8.76%	403	2005
	10.000000	11.528731	15.29%	4,750	2004*

Nationwide variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.803271	12.194015	3.31%	238	2007
	10.648001	11.803271	10.85%	165	2006
	10.515057	10.648001	1.26%	199	2005
	9.814753	10.515057	7.14%	239	2004
	8.393353	9.814753	16.93%	27	2003
	9.693136	8.393353	-13.41%	27	2002
	10.000000	9.693136	-3.07%	10	2001*

Janus Adviser Balanced Fund: I Shares	11.840583	12.843304	8.47%	6,644	2007
	10.860987	11.840583	9.02%	5,660	2006
	10.214991	10.860987	6.32%	5,706	2005
	9.541282	10.214991	7.06%	6,598	2004
	8.475036	9.541282	12.58%	5,626	2003
	9.185750	8.475036	-7.74%	4,602	2002
	9.776049	9.185750	-6.04%	2,340	2001
	10.000000	9.776049	-2.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: I Shares	14.624963	18.216696	24.56%	882	2007
	10.239648	14.624963	42.83%	882	2006
	7.871278	10.239648	30.09%	882	2005
	6.650620	7.871278	18.35%	1,065	2004
	4.996933	6.650620	33.09%	4,599	2003
	6.803385	4.996933	-26.55%	1,020	2002
	8.923087	6.803385	-23.76%	510	2001
	10.000000	8.923087	-10.77%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.632225	8.208399	7.55%	4,433	2007
	6.609424	7.632225	15.47%	5,042	2006
	6.309917	6.609424	4.75%	10,101	2005
	6.101021	6.309917	3.42%	11,882	2004
	5.029762	6.101021	21.30%	36,613	2003
	6.883244	5.029762	-26.93%	35,553	2002
	8.832466	6.883244	-22.07%	32,550	2001
	10.000000	8.832466	-11.68%	596	2000*

Janus Fund	6.269235	7.132771	13.77%	18,112	2007
	5.740458	6.269235	9.21%	20,768	2006
	5.590425	5.740458	2.68%	27,953	2005
	5.407741	5.590425	3.38%	32,978	2004
	4.157816	5.407741	30.06%	32,740	2003
	5.812575	4.157816	-28.47%	36,623	2002
	7.966367	5.812575	-27.04%	43,583	2001
	10.000000	7.966367	-20.34%	12,558	2000*

Janus Twenty Fund	6.532453	8.768700	34.23%	20,182	2007
	5.890471	6.532453	10.90%	22,780	2006
	5.451325	5.890471	8.06%	34,451	2005
	4.455692	5.451325	22.35%	39,683	2004
	3.600786	4.455692	23.74%	62,232	2003
	4.799250	3.600786	-24.97%	61,727	2002
	6.865273	4.799250	-30.09%	54,277	2001
	10.000000	6.865273	-31.35%	9,400	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Worldwide Fund	6.801932	7.336504	7.86%	11,345	2007
	5.842125	6.801932	16.43%	11,648	2006
	5.589358	5.842125	4.52%	11,955	2005
	5.363196	5.589358	4.22%	13,923	2004
	4.371576	5.363196	22.68%	15,685	2003
	5.983612	4.371576	-26.94%	15,774	2002
	7.857420	5.983612	-23.85%	15,774	2001
	10.000000	7.857420	-21.43%	13,661	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.623031	17.174980	-7.78%	409	2007
	16.149695	18.623031	15.32%	385	2006
	15.735583	16.149695	2.63%	4,594	2005
	13.868624	15.735583	13.46%	5,649	2004
	10.135587	13.868624	36.83%	643	2003
	12.490226	10.135587	-18.85%	2,530	2002
	10.748184	12.490226	16.21%	191	2001
	10.000000	10.748184	7.48%	0	2000*

Nationwide Bond Fund: Class D	14.148558	14.823407	4.77%	685	2007
	13.723662	14.148558	3.10%	1,335	2006
	13.475719	13.723662	1.84%	1,469	2005
	13.017763	13.475719	3.52%	1,312	2004
	12.390913	13.017763	5.06%	2,504	2003
	11.483487	12.390913	7.90%	2,642	2002
	10.587355	11.483487	8.46%	2,219	2001
	10.000000	10.587355	5.87%	253	2000*

Nationwide Bond Index Fund: Class A	12.914599	13.557530	4.98%	802	2007
	12.605209	12.914599	2.45%	703	2006
	12.530415	12.605209	0.60%	721	2005
	12.232479	12.530415	2.44%	727	2004
	12.006035	12.232479	1.89%	783	2003
	11.107857	12.006035	8.09%	679	2002
	10.498429	11.107857	5.80%	326	2001
	10.000000	10.498429	4.98%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.710231	14.585925	6.39%	258	2007
	13.367462	13.710231	2.56%	338	2006
	13.170549	13.367462	1.50%	891	2005
	12.895414	13.170549	2.13%	890	2004
	12.815484	12.895414	0.62%	1,175	2003
	11.693717	12.815484	9.59%	1,178	2002
	10.965038	11.693717	6.65%	36	2001
	10.000000	10.965038	9.65%	0	2000*

Nationwide Growth Fund: Class A	11.878513	13.990816	17.78%	452	2007
	11.347626	11.878513	4.68%	715	2006
	10.828957	11.347626	4.79%	631	2005
	10.173125	10.828957	6.45%	617	2004
	10.000000	10.173125	1.73%	508	2003*

Nationwide Growth Fund: Class D	5.720115	6.755212	18.10%	4	2007
	5.448464	5.720115	4.99%	4	2006
	5.177920	5.448464	5.22%	4	2005
	4.850005	5.177920	6.76%	4	2004
	3.692057	4.850005	31.36%	4	2003
	5.244071	3.692057	-29.60%	4	2002
	7.354379	5.244071	-28.69%	1,729	2001
	10.000000	7.354379	-26.46%	0	2000*

Nationwide International Index Fund: Class A	13.265330	14.429089	8.77%	14	2007
	10.691980	13.265330	24.07%	14	2006
	9.537837	10.691980	12.10%	14	2005
	8.107094	9.537837	17.65%	14	2004
	5.990938	8.107094	35.32%	2,857	2003
	7.371729	5.990938	-18.73%	0	2002
	9.635373	7.371729	-23.49%	0	2001
	10.000000	9.635373	-3.65%	0	2000*

Nationwide Large Cap Value Fund: Class A	16.499334	15.883040	-3.74%	1,583	2007
	13.803174	16.499334	19.53%	6,552	2006
	12.979235	13.803174	5.94%	6,667	2005
	11.341800	12.979235	14.44%	5,593	2004
	8.970753	11.341800	26.43%	405	2003
	10.537091	8.970753	-14.86%	384	2002
	11.206898	10.537091	-5.98%	359	2001
	10.000000	11.206898	12.07%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	14.360474	15.206910	5.89%	2,799	2007
	13.271220	14.360474	8.21%	2,384	2006
	12.017811	13.271220	10.43%	2,443	2005
	10.529334	12.017811	14.14%	845	2004
	7.934376	10.529334	32.71%	437	2003
	9.483442	7.934376	-16.33%	403	2002
	9.778319	9.483442	-3.02%	0	2001
	10.000000	9.778319	-2.22%	0	2000*

Nationwide Money Market Fund: Service Class	10.816841	11.188269	3.43%	12,097	2007
	10.493841	10.816841	3.08%	10,414	2006
	10.360324	10.493841	1.29%	12,241	2005
	10.420989	10.360324	-0.58%	11,683	2004
	10.500062	10.420989	-0.75%	104,466	2003
	10.527209	10.500062	-0.26%	21,913	2002
	10.311743	10.527209	2.09%	3,642	2001
	10.000000	10.311743	3.12%	3,555	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.795297	12.269666	4.02%	1,833	2007
	11.255937	11.795297	4.79%	1,157	2006
	11.044879	11.255937	1.91%	254	2005
	10.675420	11.044879	3.46%	135	2004
	10.042339	10.675420	6.30%	34	2003
	10.116905	10.042339	-0.74%	0	2002
	10.031767	10.116905	0.85%	0	2001
	10.000000	10.031767	0.32%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.976332	12.510220	4.46%	8,477	2007
	11.177664	11.976332	7.15%	14,621	2006
	10.841283	11.177664	3.10%	13,761	2005
	10.254387	10.841283	5.72%	139	2004
	9.146530	10.254387	12.11%	59	2003
	9.672375	9.146530	-5.44%	0	2002
	9.910766	9.672375	-2.41%	0	2001
	10.000000	9.910766	-0.89%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.955954	12.462460	4.24%	19,775	2007
	10.869303	11.955954	10.00%	19,170	2006
	10.442372	10.869303	4.09%	19,585	2005
	9.664461	10.442372	8.05%	13,551	2004
	8.175467	9.664461	18.21%	5,125	2003
	9.153360	8.175467	-10.68%	794	2002
	9.732005	9.153360	-5.95%	367	2001
	10.000000	9.732005	-2.68%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.046410	12.629869	4.84%	5,524	2007
	10.659015	12.046410	13.02%	5,586	2006
	10.083985	10.659015	5.70%	5,556	2005
	9.109664	10.083985	10.70%	5,227	2004
	7.303278	9.109664	24.73%	2,672	2003
	8.643486	7.303278	-15.51%	0	2002
	9.596497	8.643486	-9.93%	0	2001
	10.000000	9.596497	-4.04%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.988205	12.534863	4.56%	1,611	2007
	10.391091	11.988205	15.37%	1,021	2006
	9.756735	10.391091	6.50%	1,581	2005
	8.666547	9.756735	12.58%	1,144	2004
	6.664095	8.666547	30.05%	559	2003
	8.270286	6.664095	-19.42%	276	2002
	9.458313	8.270286	-12.56%	57	2001
	10.000000	9.458313	-5.42%	0	2000*

Nationwide S&P 500® Index Fund: Service Class	9.521962	9.849452	3.44%	19,908	2007
	8.373173	9.521962	13.72%	19,656	2006
	8.133729	8.373173	2.94%	19,485	2005
	7.467860	8.133729	8.92%	21,744	2004
	5.917876	7.467860	26.19%	26,156	2003
	7.749987	5.917876	-23.64%	26,252	2002
	8.952563	7.749987	-13.43%	26,224	2001
	10.000000	8.952563	-10.47%	13,854	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Small Cap Fund: Class A	22.056370	20.463920	-7.22%	2,280	2007
	17.292503	22.056370	27.55%	2,260	2006
	14.293131	17.292503	20.98%	1,263	2005
	11.508569	14.293131	24.20%	2,125	2004
	7.873769	11.508569	46.16%	1,707	2003
	9.789141	7.873769	-19.57%	473	2002
	10.104415	9.789141	-3.12%	314	2001
	10.000000	10.104415	1.04%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.781342	14.242296	-3.65%	1,435	2007
	12.771702	14.781342	15.74%	9,463	2006
	12.394860	12.771702	3.04%	6,489	2005
	10.658775	12.394860	16.29%	6,984	2004
	7.421210	10.658775	43.63%	2,900	2003
	9.505602	7.421210	-21.93%	579	2002
	9.468307	9.505602	0.39%	34	2001
	10.000000	9.468307	-5.32%	0	2000*

Nationwide Value Opportunities Fund: Class A	17.080634	15.577600	-8.80%	176	2007
	14.677502	17.080634	16.37%	1,174	2006
	13.775386	14.677502	6.55%	4,246	2005
	12.300845	13.775386	11.99%	4,227	2004
	9.112582	12.300845	34.99%	297	2003
	10.775717	9.112582	-15.43%	407	2002
	10.714896	10.775717	0.57%	61	2001
	10.000000	10.714896	7.15%	0	2000*

Nationwide Fund: Class D	11.003770	11.724528	6.55%	1,437	2007
	9.787692	11.003770	12.42%	3,201	2006
	9.231608	9.787692	6.02%	2,571	2005
	8.516240	9.231608	8.40%	2,190	2004
	6.785187	8.516240	25.51%	1,699	2003
	8.291298	6.785187	-18.16%	1,659	2002
	9.535992	8.291298	-13.05%	1,126	2001
	10.000000	9.535992	-4.64%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Genesis Fund: Trust Class	23.254911	27.969297	20.27%	5,586	2007
	21.955407	23.254911	5.92%	12,411	2006
	19.116346	21.955407	14.85%	12,135	2005
	16.311595	19.116346	17.19%	10,492	2004
	12.546432	16.311595	30.01%	8,161	2003
	13.097428	12.546432	-4.21%	7,872	2002
	11.834435	13.097428	10.67%	1,073	2001
	10.000000	11.834435	18.34%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	12.116181	12.847373	6.03%	582	2007
	10.827329	12.116181	11.90%	567	2006
	10.127638	10.827329	6.91%	4,649	2005
	8.846154	10.127638	14.49%	5,841	2004
	6.635151	8.846154	33.32%	567	2003
	9.068584	6.635151	-26.83%	567	2002
	9.364503	9.068584	-3.16%	0	2001
	10.000000	9.364503	-6.35%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.689587	15.932760	8.46%	1,208	2007
	13.159036	14.689587	11.63%	1,229	2006
	11.310857	13.159036	16.34%	5,975	2005
	9.623468	11.310857	17.53%	5,873	2004
	7.183433	9.623468	33.97%	2,113	2003
	9.687316	7.183433	-25.85%	2,316	2002
	10.139842	9.687316	-4.46%	2,389	2001
	10.000000	10.139842	1.40%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.512736	14.318538	5.96%	398	2007
	11.980291	13.512736	12.79%	270	2006
	11.290283	11.980291	6.11%	313	2005
	10.000000	11.290283	12.90%	7	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.423410	9.462480	12.34%	6,395	2007
	7.934355	8.423410	6.16%	5,200	2006
	7.674143	7.934355	3.39%	9,767	2005
	7.299928	7.674143	5.13%	9,045	2004
	5.710251	7.299928	27.84%	6,789	2003
	7.841725	5.710251	-27.18%	6,166	2002
	9.096421	7.841725	-13.79%	3,854	2001
	10.000000	9.096421	-9.04%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Champion Income Fund: Class A	13.229572	13.049910	-1.36%	1,603	2007
	12.268612	13.229572	7.83%	958	2006
	12.102022	12.268612	1.38%	953	2005
	11.221755	12.102022	7.84%	949	2004
	10.000000	11.221755	12.22%	0	2003

Oppenheimer Global Fund: Class A	13.680228	14.314285	4.63%	9,343	2007
	11.801884	13.680228	15.92%	10,318	2006
	10.498606	11.801884	12.41%	18,115	2005
	8.958737	10.498606	17.19%	20,334	2004
	6.340718	8.958737	41.29%	19,394	2003
	8.279781	6.340718	-23.42%	17,227	2002
	9.506920	8.279781	-12.91%	14,297	2001
	10.000000	9.506920	-4.93%	1,368	2000*

Oppenheimer Strategic Income Fund: Class A	14.939850	16.112826	7.85%	1,814	2007
	14.049441	14.939850	6.34%	994	2006
	13.659196	14.049441	2.86%	886	2005
	12.618618	13.659196	8.25%	448	2004
	10.684842	12.618618	18.10%	2,355	2003
	10.126843	10.684842	5.51%	2,117	2002
	9.902442	10.126843	2.27%	2,094	2001
	10.000000	9.902442	-0.98%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.075751	15.788180	4.73%	20,484	2007
	13.003547	15.075751	15.94%	11,707	2006
	11.545805	13.003547	12.63%	9,605	2005
	10.000000	11.545805	15.46%	9,297	2004*

PIMCO Total Return Fund: Class A	13.460985	14.430955	7.21%	4,892	2007
	13.169144	13.460985	2.22%	5,097	2006
	13.023306	13.169144	1.12%	5,002	2005
	12.603192	13.023306	3.33%	7,643	2004
	12.147584	12.603192	3.75%	8,075	2003
	11.219503	12.147584	8.27%	9,495	2002
	10.427070	11.219503	7.60%	367	2001
	10.000000	10.427070	4.27%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam International Equity Fund: Class A	20.458858	21.899619	7.04%	0	2007
	16.155233	20.458858	26.64%	0	2006
	14.531712	16.155233	11.17%	0	2005
	12.660296	14.531712	14.78%	0	2004
	10.000000	12.660296	26.60%	1,817	2003*

Putnam Voyager Fund: Class A	13.161011	13.684058	3.97%	0	2007
	12.664819	13.161011	3.92%	0	2006
	12.156415	12.664819	4.18%	0	2005
	11.747010	12.156415	3.49%	0	2004
	10.000000	11.747010	17.47%	0	2003*

Templeton Foreign Fund: Class A	16.688569	19.320646	15.77%	572	2007
	14.090775	16.688569	18.44%	575	2006
	12.897232	14.090775	9.25%	656	2005
	11.054959	12.897232	16.66%	777	2004
	8.577393	11.054959	28.88%	4,190	2003
	9.507892	8.577393	-9.79%	1,070	2002
	10.457445	9.507892	-9.08%	75	2001
	10.000000	10.457445	4.57%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.341880	17.560853	1.26%	3,431	2007
	15.137442	17.341880	14.56%	2,860	2006
	13.950938	15.137442	8.50%	3,502	2005
	12.399029	13.950938	12.52%	1,471	2004
	10.000000	12.399029	23.99%	444	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.339365	22.159051	20.83%	1,323	2007
	17.036792	18.339365	7.65%	4,918	2006
	14.668738	17.036792	16.14%	0	2005
	12.273609	14.668738	19.51%	1,154	2004
	10.000000	12.273609	22.74%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	26.880707	21.940938	-18.38%	2,122	2007
	19.804191	26.880707	35.73%	5,157	2006
	17.198981	19.804191	15.15%	3,904	2005
	12.743071	17.198981	34.97%	2,138	2004
	10.000000	12.743071	27.43%	741	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Waddell & Reed Advisors Small Cap Fund: Class A	15.890860	16.897125	6.33%	688	2007
	15.157131	15.890860	4.84%	688	2006
	13.658651	15.157131	10.97%	688	2005
	12.212131	13.658651	11.84%	688	2004
	10.000000	12.212131	22.12%	5	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.905904	15.096429	8.56%	3,938	2007
	12.211584	13.905904	13.87%	3,762	2006
	11.040013	12.211584	10.61%	9,294	2005
	10.167241	11.040013	8.58%	9,140	2004
	7.423148	10.167241	36.97%	6,173	2003
	9.310678	7.423148	-20.27%	13,445	2002
	9.592533	9.310678	-2.94%	19,557	2001
	10.000000	9.592533	-4.07%	335	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.629624	15.890627	25.82%	1,246	2007
	11.871570	12.629624	6.39%	7,407	2006
	11.029520	11.871570	7.63%	0	2005
	9.922320	11.029520	11.16%	0	2004
	10.000000	9.922320	-0.78%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.755220	7.829385	0.96%	427	2007
	6.805822	7.755220	13.95%	427	2006
	7.018997	6.805822	-3.04%	0	2005
	6.528172	7.018997	7.52%	1,854	2004
	5.312256	6.528172	22.89%	669	2003
	6.882044	5.312256	-22.81%	581	2002
	8.719171	6.882044	-21.07%	0	2001
	10.000000	8.719171	-12.81%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.473238	14.610655	17.14%	1,597	2007
	11.100597	12.473238	12.37%	1,727	2006
	10.000000	11.100597	11.01%	4,001	2005*

cfi1of2.htm

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.213307	11.338366	1.12%	0	2007
	10.265608	11.213307	9.23%	0	2006
	10.000000	10.265608	2.66%	0	2005*

AIM Dynamics Fund: Investor Class	7.106392	7.879469	10.88%	181	2007
	6.178470	7.106392	15.02%	186	2006
	5.671776	6.178470	8.93%	213	2005
	5.133510	5.671776	10.49%	219	2004
	3.761381	5.133510	36.48%	235	2003
	5.695129	3.761381	-33.95%	1,133	2002
	8.598799	5.695129	-33.77%	1,038	2001
	10.000000	8.598799	-14.01%	0	2000*

AIM Small Cap Growth Fund: Investor Class	10.198082	11.210698	9.93%	128	2007
	10.000000	10.198082	1.98%	128	2006

American Century Growth: Investor Class	6.865436	8.062003	17.43%	0	2007
	6.443761	6.865436	6.54%	0	2006
	6.226963	6.443761	3.48%	0	2005
	5.740277	6.226963	8.48%	0	2004
	4.674668	5.740277	22.80%	0	2003
	6.411496	4.674668	-27.09%	545	2002
	7.987637	6.411496	-19.73%	501	2001
	10.000000	7.987637	-20.12%	0	2000*

American Century Income & Growth: Advisor Class	10.785772	10.587681	-1.84%	2,480	2007
	9.350512	10.785772	15.35%	1,912	2006
	9.062817	9.350512	3.17%	648	2005
	8.146479	9.062817	11.25%	1,145	2004
	6.381861	8.146479	27.65%	1,485	2003
	8.042401	6.381861	-20.65%	1,519	2002
	8.918944	8.042401	-9.83%	1,555	2001
	10.000000	8.918944	-10.81%	56	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.576660	11.048911	15.37%	0	2007
	7.779870	9.576660	23.10%	0	2006
	6.971582	7.779870	11.59%	0	2005
	6.139943	6.971582	13.54%	0	2004
	4.972216	6.139943	23.49%	0	2003
	6.256338	4.972216	-20.53%	0	2002
	8.683607	6.256338	-27.95%	0	2001
	10.000000	8.683607	-13.16%	0	2000*

American Century Short Term Government: Investor Class	11.834566	12.423865	4.98%	572	2007
	11.528231	11.834566	2.66%	604	2006
	11.488511	11.528231	0.35%	636	2005
	11.563606	11.488511	-0.65%	714	2004
	11.586718	11.563606	-0.20%	898	2003
	11.155138	11.586718	3.87%	931	2002
	10.548476	11.155138	5.75%	967	2001
	10.000000	10.548476	5.48%	0	2000*

American Century Ultra: Investor Class	6.671413	8.021318	20.23%	655	2007
	6.988522	6.671413	-4.54%	808	2006
	6.933475	6.988522	0.79%	412	2005
	6.346108	6.933475	9.26%	607	2004
	5.109900	6.346108	24.19%	517	2003
	6.736581	5.109900	-24.15%	921	2002
	7.994131	6.736581	-15.73%	1,234	2001
	10.000000	7.994131	-20.06%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.477711	18.009807	16.36%	8	2007
	12.558427	15.477711	23.25%	0	2006
	11.262256	12.558427	11.51%	0	2005
	10.000000	11.262256	12.62%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.486370	11.026506	5.15%	3,891	2007
	9.138104	10.486370	14.75%	4,519	2006
	8.890103	9.138104	2.79%	4,495	2005
	8.531914	8.890103	4.20%	4,603	2004
	7.180318	8.531914	18.82%	4,466	2003
	8.780286	7.180318	-18.22%	4,582	2002
	9.968140	8.780286	-11.92%	5,631	2001
	10.000000	9.968140	-0.32%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.725462	11.185860	-12.10%	0	2007
	12.041500	12.725462	5.68%	0	2006
	11.174553	12.041500	7.76%	0	2005
	9.911270	11.174553	12.75%	0	2004
	7.199242	9.911270	37.67%	0	2003
	9.136222	7.199242	-21.20%	0	2002
	10.275676	9.136222	-11.09%	0	2001
	10.000000	10.275676	2.76%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.664454	11.063044	3.74%	0	2007
	9.864760	10.664454	8.11%	0	2006
	10.128127	9.864760	-2.60%	0	2005
	10.000000	10.128127	1.28%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.467319	6.865112	6.15%	0	2007
	6.010876	6.467319	7.59%	0	2006
	5.885798	6.010876	2.13%	0	2005
	5.629649	5.885798	4.55%	0	2004
	4.531317	5.629649	24.24%	0	2003
	6.500494	4.531317	-30.29%	0	2002
	8.634638	6.500494	-24.72%	0	2001
	10.000000	8.634638	-13.65%	0	2000*

Federated Bond Fund: Class F Shares	14.368413	14.897228	3.68%	0	2007
	13.755987	14.368413	4.45%	0	2006
	13.679102	13.755987	0.56%	0	2005
	12.979119	13.679102	5.39%	0	2004
	11.650514	12.979119	11.40%	0	2003
	11.039112	11.650514	5.54%	0	2002
	10.422072	11.039112	5.92%	0	2001
	10.000000	10.422072	4.22%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.149885	10.202650	0.52%	0	2007
	8.382260	10.149885	21.09%	0	2006
	8.243822	8.382260	1.68%	0	2005
	7.393264	8.243822	11.50%	0	2004
	6.043726	7.393264	22.33%	0	2003
	7.599504	6.043726	-20.47%	0	2002
	8.681500	7.599504	-12.46%	0	2001
	10.000000	8.681500	-13.19%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	13.089514	13.325754	1.80%	0	2007
	11.924642	13.089514	9.77%	395	2006
	11.794772	11.924642	1.10%	464	2005
	10.705081	11.794772	10.18%	491	2004
	8.831051	10.705081	21.22%	519	2003
	8.941931	8.831051	-1.24%	549	2002
	9.234453	8.941931	-3.17%	583	2001
	10.000000	9.234453	-7.66%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.047243	13.617236	4.37%	0	2007
	12.674334	13.047243	2.94%	0	2006
	12.582394	12.674334	0.73%	0	2005
	12.350289	12.582394	1.88%	0	2004
	11.800315	12.350289	4.66%	0	2003
	10.977587	11.800315	7.49%	0	2002
	10.358205	10.977587	5.98%	0	2001
	10.000000	10.358205	3.58%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.475415	12.287371	7.08%	0	2007
	10.425398	11.475415	10.07%	0	2006
	10.032354	10.425398	3.92%	0	2005
	9.662959	10.032354	3.82%	0	2004
	8.305732	9.662959	16.34%	0	2003
	9.226946	8.305732	-9.98%	0	2002
	9.513092	9.226946	-3.01%	0	2001
	10.000000	9.513092	-4.87%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.049586	8.788070	24.66%	318	2007
	6.703503	7.049586	5.16%	0	2006
	6.444724	6.703503	4.02%	0	2005
	6.348915	6.444724	1.51%	0	2004
	4.870447	6.348915	30.36%	0	2003
	7.103265	4.870447	-31.43%	0	2002
	8.771039	7.103265	-19.01%	0	2001
	10.000000	8.771039	-12.29%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.288749	15.627504	2.22%	1,694	2007
	13.230641	15.288749	15.56%	1,513	2006
	12.595125	13.230641	5.05%	959	2005
	11.381485	12.595125	10.66%	974	2004
	8.956187	11.381485	27.08%	381	2003
	10.739262	8.956187	-16.60%	381	2002
	11.127322	10.739262	-3.49%	466	2001
	10.000000	11.127322	11.27%	46	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.152045	9.901254	21.46%	589	2007
	7.863693	8.152045	3.67%	636	2006
	7.333949	7.863693	6.94%	0	2005
	6.939003	7.333949	5.69%	0	2004
	5.433336	6.939003	27.71%	0	2003
	7.088419	5.433336	-23.35%	0	2002
	8.451595	7.088419	-16.13%	0	2001
	10.000000	8.451595	-15.48%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.801306	15.941925	0.89%	0	2007
	13.849093	15.801306	14.10%	0	2006
	13.412215	13.849093	3.26%	0	2005
	11.831255	13.412215	13.36%	0	2004
	8.345676	11.831255	41.77%	0	2003
	8.810489	8.345676	-5.28%	0	2002
	9.034070	8.810489	-2.47%	0	2001
	10.000000	9.034070	-9.66%	0	2000*

Fidelity Advisor Overseas Fund: Class A	11.994284	13.852563	15.49%	0	2007
	10.215737	11.994284	17.41%	0	2006
	9.053978	10.215737	12.83%	0	2005
	8.117769	9.053978	11.53%	0	2004
	5.699076	8.117769	42.44%	1,459	2003
	7.229793	5.699076	-21.17%	0	2002
	9.171999	7.229793	-21.18%	0	2001
	10.000000	9.171999	-8.28%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.041844	17.377893	15.53%	203	2007
	12.935248	15.041844	16.29%	136	2006
	11.036651	12.935248	17.20%	62	2005
	10.000000	11.036651	10.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.914846	21.855975	-4.62%	2,018	2007
	19.953063	22.914846	14.84%	1,811	2006
	18.227422	19.953063	9.47%	1,406	2005
	14.737925	18.227422	23.68%	1,159	2004
	11.523452	14.737925	27.90%	55	2003
	12.415691	11.523452	-7.19%	0	2002
	10.688197	12.415691	16.16%	0	2001
	10.000000	10.688197	6.88%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.805584	18.094985	1.63%	5,946	2007
	15.290529	17.805584	16.45%	6,114	2006
	14.085310	15.290529	8.56%	3,962	2005
	12.573771	14.085310	12.02%	4,010	2004
	10.095992	12.573771	24.54%	3,627	2003
	11.518915	10.095992	-12.35%	3,625	2002
	11.017274	11.518915	4.55%	4,512	2001
	10.000000	11.017274	10.17%	48	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.154926	8.987617	10.21%	1,483	2007
	7.684156	8.154926	6.13%	1,489	2006
	7.042397	7.684156	9.11%	0	2005
	6.312164	7.042397	11.57%	0	2004
	4.645069	6.312164	35.89%	963	2003
	6.683300	4.645069	-30.50%	984	2002
	8.521284	6.683300	-21.57%	2,277	2001
	10.000000	8.521284	-14.79%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	15.019561	17.112903	13.94%	1,914	2007
	12.528108	15.019561	19.89%	1,777	2006
	11.524879	12.528108	8.70%	0	2005
	10.000000	11.524879	15.25%	0	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.770961	12.154444	3.26%	0	2007
	10.624217	11.770961	10.79%	0	2006
	10.496867	10.624217	1.21%	0	2005
	9.802732	10.496867	7.08%	0	2004
	8.387312	9.802732	16.88%	0	2003
	9.691085	8.387312	-13.45%	0	2002
	10.000000	9.691085	-3.09%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.803223	12.796245	8.41%	730	2007
	10.832198	11.803223	8.96%	434	2006
	10.193063	10.832198	6.27%	434	2005
	9.525617	10.193063	7.01%	434	2004
	8.465394	9.525617	12.52%	434	2003
	9.179953	8.465394	-7.78%	434	2002
	9.774860	9.179953	-6.09%	434	2001
	10.000000	9.774860	-2.25%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.578840	18.150002	24.50%	490	2007
	10.212503	14.578840	42.75%	497	2006
	7.854372	10.212503	30.02%	504	2005
	6.639687	7.854372	18.29%	511	2004
	4.991247	6.639687	33.03%	517	2003
	6.799087	4.991247	-26.59%	524	2002
	8.921998	6.799087	-23.79%	533	2001
	10.000000	8.921998	-10.78%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.608146	8.178334	7.49%	2	2007
	6.591904	7.608146	15.42%	2	2006
	6.296361	6.591904	4.69%	2	2005
	6.090986	6.296361	3.37%	101	2004
	5.024026	6.090986	21.24%	1,005	2003
	6.878887	5.024026	-26.96%	983	2002
	8.831383	6.878887	-22.11%	988	2001
	10.000000	8.831383	-11.69%	0	2000*

Janus Fund	6.248097	7.105103	13.72%	783	2007
	5.723993	6.248097	9.16%	3,656	2006
	5.577204	5.723993	2.63%	3,653	2005
	5.397680	5.577204	3.33%	3,655	2004
	4.152184	5.397680	30.00%	3,645	2003
	5.807656	4.152184	-28.50%	4,502	2002
	7.963696	5.807656	-27.07%	4,731	2001
	10.000000	7.963696	-20.36%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.510498	8.734776	34.16%	643	2007
	5.873640	6.510498	10.84%	780	2006
	5.438489	5.873640	8.00%	780	2005
	4.447452	5.438489	22.28%	922	2004
	3.595928	4.447452	23.68%	1,244	2003
	4.795193	3.595928	-25.01%	1,959	2002
	6.862971	4.795193	-30.13%	2,460	2001
	10.000000	6.862971	-31.37%	1,393	2000*

Janus Worldwide Fund	6.779014	7.308057	7.80%	0	2007
	5.825376	6.779014	16.37%	0	2006
	5.576154	5.825376	4.47%	0	2005
	5.353237	5.576154	4.16%	0	2004
	4.365664	5.353237	22.62%	0	2003
	5.978543	4.365664	-26.98%	0	2002
	7.854786	5.978543	-23.89%	0	2001
	10.000000	7.854786	-21.45%	0	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.560336	17.108436	-7.82%	0	2007
	16.103462	18.560336	15.26%	0	2006
	15.698453	16.103462	2.58%	0	2005
	13.842904	15.698453	13.40%	337	2004
	10.121904	13.842904	36.76%	337	2003
	12.479702	10.121904	-18.89%	337	2002
	10.744604	12.479702	16.15%	337	2001
	10.000000	10.744604	7.45%	55	2000*

Nationwide Bond Fund: Class D	14.100854	14.765906	4.72%	0	2007
	13.684300	14.100854	3.04%	0	2006
	13.443856	13.684300	1.79%	0	2005
	12.993563	13.443856	3.47%	0	2004
	12.374141	12.993563	5.01%	0	2003
	11.473753	12.374141	7.85%	0	2002
	10.583768	11.473753	8.41%	0	2001
	10.000000	10.583768	5.84%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.873793	13.507811	4.92%	320	2007
	12.571728	12.873793	2.40%	320	2006
	12.503446	12.571728	0.55%	320	2005
	12.212333	12.503446	2.38%	0	2004
	11.992332	12.212333	1.83%	0	2003
	11.100801	11.992332	8.03%	0	2002
	10.497107	11.100801	5.75%	0	2001
	10.000000	10.497107	4.97%	0	2000*

Nationwide Government Bond Fund: Class D	13.664033	14.529371	6.33%	939	2007
	13.329154	13.664033	2.51%	1,227	2006
	13.139449	13.329154	1.44%	1,312	2005
	12.871487	13.139449	2.08%	1,424	2004
	12.798191	12.871487	0.57%	1,691	2003
	11.683848	12.798191	9.54%	1,741	2002
	10.961368	11.683848	6.59%	1,796	2001
	10.000000	10.961368	9.61%	0	2000*

Nationwide Growth Fund: Class A	11.860321	13.962273	17.72%	0	2007
	11.335970	11.860321	4.63%	0	2006
	10.823294	11.335970	4.74%	0	2005
	10.172955	10.823294	6.39%	0	2004
	10.000000	10.172955	1.73%	0	2003*

Nationwide Growth Fund: Class D	5.700850	6.729036	18.04%	0	2007
	5.432858	5.700850	4.93%	0	2006
	5.165705	5.432858	5.17%	0	2005
	4.841014	5.165705	6.71%	0	2004
	3.687081	4.841014	31.30%	0	2003
	5.239651	3.687081	-29.63%	0	2002
	7.351913	5.239651	-28.73%	0	2001
	10.000000	7.351913	-26.48%	0	2000*

Nationwide International Index Fund: Class A	13.223446	14.376207	8.72%	0	2007
	10.663599	13.223446	24.01%	0	2006
	9.517329	10.663599	12.04%	0	2005
	8.093754	9.517329	17.59%	0	2004
	5.984110	8.093754	35.25%	0	2003
	7.367062	5.984110	-18.77%	0	2002
	9.634199	7.367062	-23.53%	0	2001
	10.000000	9.634199	-3.66%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.443800	15.821514	-3.78%	882	2007
	13.763659	16.443800	19.47%	904	2006
	12.948613	13.763659	5.89%	893	2005
	11.320765	12.948613	14.38%	612	2004
	8.958653	11.320765	26.37%	0	2003
	10.528227	8.958653	-14.91%	0	2002
	11.203169	10.528227	-6.02%	0	2001
	10.000000	11.203169	12.03%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.315141	15.151194	5.84%	424	2007
	13.236015	14.315141	8.15%	226	2006
	11.991983	13.236015	10.37%	128	2005
	10.512018	11.991983	14.08%	69	2004
	7.925334	10.512018	32.64%	0	2003
	9.477447	7.925334	-16.38%	0	2002
	9.777126	9.477447	-3.07%	0	2001
	10.000000	9.777126	-2.23%	0	2000*

Nationwide Money Market Fund: Service Class	10.780369	11.144867	3.38%	1,728	2007
	10.463740	10.780369	3.03%	4,696	2006
	10.335825	10.463740	1.24%	1,815	2005
	10.401613	10.335825	-0.63%	1,947	2004
	10.485848	10.401613	-0.80%	1,944	2003
	10.518284	10.485848	-0.31%	3,044	2002
	10.308248	10.518284	2.04%	3,845	2001
	10.000000	10.308248	3.08%	17,383	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.758078	12.224724	3.97%	11	2007
	11.226092	11.758078	4.74%	1,116	2006
	11.021141	11.226092	1.86%	1,086	2005
	10.657876	11.021141	3.41%	1,086	2004
	10.030912	10.657876	6.25%	1,086	2003
	10.110513	10.030912	-0.79%	1,086	2002
	10.030541	10.110513	0.80%	0	2001
	10.000000	10.030541	0.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.938541	12.464386	4.40%	820	2007
	11.148013	11.938541	7.09%	881	2006
	10.817998	11.148013	3.05%	0	2005
	10.237543	10.817998	5.67%	0	2004
	9.136132	10.237543	12.06%	0	2003
	9.666276	9.136132	-5.48%	0	2002
	9.909557	9.666276	-2.46%	0	2001
	10.000000	9.909557	-0.90%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.918208	12.416791	4.18%	1,389	2007
	10.840463	11.918208	9.94%	1,260	2006
	10.419925	10.840463	4.04%	372	2005
	9.648575	10.419925	7.99%	0	2004
	8.166163	9.648575	18.15%	0	2003
	9.147586	8.166163	-10.73%	0	2002
	9.730818	9.147586	-5.99%	0	2001
	10.000000	9.730818	-2.69%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.008387	12.583592	4.79%	2,110	2007
	10.630741	12.008387	12.96%	3,546	2006
	10.062306	10.630741	5.65%	2,380	2005
	9.094685	10.062306	10.64%	0	2004
	7.294964	9.094685	24.67%	0	2003
	8.638019	7.294964	-15.55%	0	2002
	9.595327	8.638019	-9.98%	0	2001
	10.000000	9.595327	-4.05%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.950384	12.488954	4.51%	229	2007
	10.363542	11.950384	15.31%	224	2006
	9.735786	10.363542	6.45%	0	2005
	8.652313	9.735786	12.52%	0	2004
	6.656512	8.652313	29.98%	0	2003
	8.265073	6.656512	-19.46%	0	2002
	9.457166	8.265073	-12.61%	0	2001
	10.000000	9.457166	-5.43%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.489868	9.811256	3.39%	1,052	2007
	8.349159	9.489868	13.66%	1,102	2006
	8.114505	8.349159	2.89%	1,100	2005
	7.453978	8.114505	8.86%	1,110	2004
	5.909866	7.453978	26.13%	1,116	2003
	7.743437	5.909866	-23.68%	1,812	2002
	8.949571	7.743437	-13.48%	2,113	2001
	10.000000	8.949571	-10.50%	0	2000*

Nationwide Small Cap Fund: Class A	21.982076	20.384600	-7.27%	0	2007
	17.242952	21.982076	27.48%	0	2006
	14.259366	17.242952	20.92%	0	2005
	11.487198	14.259366	24.13%	0	2004
	7.863125	11.487198	46.09%	0	2003
	9.780872	7.863125	-19.61%	0	2002
	10.101029	9.780872	-3.17%	0	2001
	10.000000	10.101029	1.01%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.734712	14.190131	-3.70%	421	2007
	12.737857	14.734712	15.68%	360	2006
	12.368256	12.737857	2.99%	0	2005
	10.641275	12.368256	16.23%	0	2004
	7.412770	10.641275	43.55%	0	2003
	9.499615	7.412770	-21.97%	0	2002
	9.467156	9.499615	0.34%	0	2001
	10.000000	9.467156	-5.33%	0	2000*

Nationwide Value Opportunities Fund: Class A	17.026735	15.520537	-8.85%	0	2007
	14.638574	17.026735	16.31%	0	2006
	13.745784	14.638574	6.50%	0	2005
	12.280627	13.745784	11.93%	0	2004
	9.102208	12.280627	34.92%	0	2003
	10.768918	9.102208	-15.48%	0	2002
	10.713600	10.768918	0.52%	0	2001
	10.000000	10.713600	7.14%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.966700	11.679074	6.50%	0	2007
	9.759652	10.966700	12.37%	0	2006
	9.209808	9.759652	5.97%	0	2005
	8.500432	9.209808	8.35%	0	2004
	6.776015	8.500432	25.45%	0	2003
	8.284296	6.776015	-18.21%	0	2002
	9.532796	8.284296	-13.10%	0	2001
	10.000000	9.532796	-4.67%	706	2000*

Neuberger Berman Genesis Fund: Trust Class	23.176636	27.860961	20.21%	1,100	2007
	21.892565	23.176636	5.87%	1,646	2006
	19.071243	21.892565	14.79%	2,010	2005
	16.281345	19.071243	17.14%	1,579	2004
	12.529505	16.281345	29.94%	1,269	2003
	13.086390	12.529505	-4.26%	1,219	2002
	11.830480	13.086390	10.62%	537	2001
	10.000000	11.830480	18.30%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	12.075349	12.797544	5.98%	0	2007
	10.796285	12.075349	11.85%	0	2006
	10.103711	10.796285	6.85%	0	2005
	8.829715	10.103711	14.43%	0	2004
	6.626177	8.829715	33.26%	0	2003
	9.060927	6.626177	-26.87%	0	2002
	9.361366	9.060927	-3.21%	0	2001
	10.000000	9.361366	-6.39%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.640056	15.870949	8.41%	0	2007
	13.121299	14.640056	11.57%	0	2006
	11.284114	13.121299	16.28%	0	2005
	9.605583	11.284114	17.47%	0	2004
	7.173724	9.605583	33.90%	0	2003
	9.679134	7.173724	-25.88%	0	2002
	10.136452	9.679134	-4.51%	0	2001
	10.000000	10.136452	1.36%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.494580	14.292033	5.91%	0	2007
	11.970241	13.494580	12.73%	0	2006
	11.286514	11.970241	6.06%	0	2005
	10.000000	11.286514	12.87%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.396812	9.427796	12.28%	938	2007
	7.913297	8.396812	6.11%	502	2006
	7.657628	7.913297	3.34%	200	2005
	7.287922	7.657628	5.07%	210	2004
	5.703747	7.287922	27.77%	220	2003
	7.836767	5.703747	-27.22%	229	2002
	9.095312	7.836767	-13.84%	242	2001
	10.000000	9.095312	-9.05%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.205040	13.019080	-1.41%	919	2007
	12.252047	13.205040	7.78%	934	2006
	12.091787	12.252047	1.33%	949	2005
	11.217943	12.091787	7.79%	965	2004
	10.000000	11.217943	12.18%	981	2003*

Oppenheimer Global Fund: Class A	13.634127	14.258791	4.58%	365	2007
	11.768049	13.634127	15.86%	2,971	2006
	10.473797	11.768049	12.36%	2,971	2005
	8.942095	10.473797	17.13%	3,129	2004
	6.332144	8.942095	41.22%	3,065	2003
	8.272774	6.332144	-23.46%	3,608	2002
	9.503727	8.272774	-12.95%	3,977	2001
	10.000000	9.503727	-4.96%	0	2000*

Oppenheimer Strategic Income Fund: Class A	14.892702	16.053798	7.80%	0	2007
	14.012177	14.892702	6.28%	0	2006
	13.629849	14.012177	2.81%	0	2005
	12.597886	13.629849	8.19%	0	2004
	10.672692	12.597886	18.04%	0	2003
	10.120453	10.672692	5.46%	0	2002
	9.901233	10.120453	2.21%	0	2001
	10.000000	9.901233	-0.99%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.055531	15.758973	4.67%	2,320	2007
	12.992657	15.055531	15.88%	2,160	2006
	11.541948	12.992657	12.57%	1,224	2005
	10.000000	11.541948	15.42%	532	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.418450	14.378031	7.15%	2,913	2007
	13.134164	13.418450	2.16%	4,222	2006
	12.995274	13.134164	1.07%	4,493	2005
	12.582434	12.995274	3.28%	4,633	2004
	12.133719	12.582434	3.70%	4,614	2003
	11.212375	12.133719	8.22%	5,596	2002
	10.425752	11.212375	7.55%	6,666	2001
	10.000000	10.425752	4.26%	0	2000*

Putnam International Equity Fund: Class A	20.420967	21.847922	6.99%	0	2007
	16.133442	20.420967	26.58%	0	2006
	14.519448	16.133442	11.12%	0	2005
	12.656013	14.519448	14.72%	0	2004
	10.000000	12.656013	26.56%	0	2003*

Putnam Voyager Fund: Class A	13.136645	13.651769	3.92%	0	2007
	12.647762	13.136645	3.87%	0	2006
	12.146176	12.647762	4.13%	0	2005
	11.743044	12.146176	3.43%	0	2004
	10.000000	11.743044	17.43%	0	2003*

Templeton Foreign Fund: Class A	16.632364	19.245775	15.71%	170	2007
	14.050409	16.632364	18.38%	170	2006
	12.866781	14.050409	9.20%	170	2005
	11.034434	12.866781	16.61%	170	2004
	8.565794	11.034434	28.82%	170	2003
	9.499851	8.565794	-9.83%	170	2002
	10.453942	9.499851	-9.13%	170	2001
	10.000000	10.453942	4.54%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.309726	17.519369	1.21%	1,466	2007
	15.117007	17.309726	14.50%	1,340	2006
	13.939145	15.117007	8.45%	222	2005
	12.394832	13.939145	12.46%	222	2004
	10.000000	12.394832	23.95%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.305407	22.106765	20.77%	268	2007
	17.013840	18.305407	7.59%	298	2006
	14.656366	17.013840	16.08%	658	2005
	12.269456	14.656366	19.45%	415	2004
	10.000000	12.269456	22.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.830953	21.889163	-18.42%	374	2007
	19.777506	26.830953	35.66%	297	2006
	17.184488	19.777506	15.09%	564	2005
	12.738769	17.184488	34.90%	233	2004
	10.000000	12.738769	27.39%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.861455	16.857267	6.28%	0	2007
	15.136724	15.861455	4.79%	0	2006
	13.647137	15.136724	10.92%	0	2005
	12.208004	13.647137	11.79%	0	2004
	10.000000	12.208004	22.08%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.859057	15.037912	8.51%	103	2007
	12.176585	13.859057	13.82%	103	2006
	11.013921	12.176585	10.56%	103	2005
	10.148346	11.013921	8.53%	481	2004
	7.413111	10.148346	36.90%	481	2003
	9.302810	7.413111	-20.31%	481	2002
	9.589319	9.302810	-2.99%	579	2001
	10.000000	9.589319	-4.11%	60	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.609487	15.857223	25.76%	0	2007
	11.858635	12.609487	6.33%	0	2006
	11.023059	11.858635	7.58%	0	2005
	9.921521	11.023059	11.10%	0	2004
	10.000000	9.921521	-0.78%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.730710	7.800674	0.91%	0	2007
	6.787749	7.730710	13.89%	0	2006
	7.003897	6.787749	-3.09%	0	2005
	6.517425	7.003897	7.46%	0	2004
	5.306200	6.517425	22.83%	0	2003
	6.877692	5.306200	-22.85%	0	2002
	8.718108	6.877692	-21.11%	0	2001
	10.000000	8.718108	-12.82%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.462343	14.590456	17.08%	0	2007
	11.096503	12.462343	12.31%	0	2006
	10.000000	11.096503	10.97%	0	2005*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.205032	11.324220	1.06%	196	2007
	10.263215	11.205032	9.18%	196	2006
	10.000000	10.263215	2.63%	196	2005*

AIM Dynamics Fund: Investor Class	7.082412	7.848877	10.82%	10,989	2007
	6.160738	7.082412	14.96%	11,285	2006
	5.658361	6.160738	8.88%	11,409	2005
	5.123960	5.658361	10.43%	10,109	2004
	3.756287	5.12396	36.41%	8,223	2003
	5.690302	3.756287	-33.99%	7,410	2002
	8.595917	5.690302	-33.80%	2,604	2001
	10.000000	8.595917	-14.04%	719	2000*

AIM Small Cap Growth Fund: Investor Class	10.194294	11.200827	9.87%	617	2007
	10.000000	10.194294	1.94%	791	2006*

American Century Growth: Investor Class	6.842313	8.030749	17.37%	9,939	2007
	6.425292	6.842313	6.49%	8,938	2006
	6.212263	6.425292	3.43%	7,492	2005
	5.729618	6.212263	8.42%	6,506	2004
	4.668348	5.729618	22.73%	5,283	2003
	6.406085	4.668348	-27.13%	4,954	2002
	7.984965	6.406085	-19.77%	979	2001
	10.000000	7.984965	-20.15%	492	2000*

American Century Income & Growth: Advisor Class	10.749420	10.546622	-1.89%	5,798	2007
	9.323705	10.749420	15.29%	5,763	2006
	9.041412	9.323705	3.12%	5,115	2005
	8.131370	9.041412	11.19%	4,077	2004
	6.373248	8.13137	27.59%	3,071	2003
	8.038620	6.373248	-20.69%	2,135	2002
	8.915964	8.03562	-9.87%	1,949	2001
	10.000000	8.915964	-10.84%	791	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.544382	11.006058	15.31%	426	2007
	7.757557	9.544382	23.03%	428	2006
	6.955110	7.757557	11.54%	432	2005
	6.128545	6.95511	13.49%	445	2004
	4.965500	6.128545	23.42%	413	2003
	6.251048	4.9655	-20.57%	315	2002
	8.680694	6.251048	-27.99%	0	2001
	10.000000	8.680694	-13.19%	0	2000*

American Century Short Term Government: Investor Class	11.794676	12.375676	4.93%	952	2007
	11.495190	11.794676	2.61%	1,286	2006
	11.461373	11.49519	0.30%	1,099	2005
	11.542147	11.461373	-0.70%	1,145	2004
	11.571069	11.542147	-0.25%	893	2003
	11.145719	11.571069	3.82%	732	2002
	10.544941	11.145719	5.70%	357	2001
	10.000000	10.544941	5.45%	104	2000*

American Century Ultra: Investor Class	6.648932	7.990201	20.17%	12,790	2007
	6.968500	6.648932	-4.59%	18,252	2006
	6.917098	6.9685	0.74%	18,203	2005
	6.334327	6.917098	9.20%	18,920	2004
	5.102991	6.334327	24.13%	10,756	2003
	6.730887	5.102991	-24.19%	10,073	2002
	7.991449	6.730887	-15.77%	3,451	2001
	10.000000	7.991449	-20.09%	1,690	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.456890	17.976427	16.30%	3,135	2007
	12.547875	15.456890	23.18%	1,567	2006
	11.258483	12.547875	11.45%	369	2005
	10.000000	11.258483	12.58%	67	2004*

Dreyfus Appreciation Fund, Inc.	10.451048	10.983769	5.10%	14,964	2007
	9.111928	10.451048	14.70%	17,352	2006
	8.869104	9.111928	2.74%	15,216	2005
	8.516067	8.869104	4.15%	14,882	2004
	7.170613	8.516067	18.76%	8,685	2003
	8.772873	7.170613	-18.26%	6,025	2002
	9.964802	8.772873	-11.96%	2,766	2001
	10.000000	9.964802	-0.35%	1,279	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.682610	11.142511	-12.14%	0	2007
	12.007007	12.682610	5.63%	0	2006
	11.148170	12.007007	7.70%	0	2005
	9.892877	11.14817	12.69%	0	2004
	7.189525	9.892877	37.60%	0	2003
	9.128509	7.189525	-21.24%	0	2002
	10.272236	9.128509	-11.13%	0	2001
	10.000000	10.272236	2.72%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.653482	11.046033	3.68%	1,503	2007
	9.859591	10.653482	8.05%	1,832	2006
	10.127929	9.859591	-2.65%	1,544	2005
	10.000000	10.127929	1.28%	2,590	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.445549	6.838529	6.10%	213	2007
	5.993658	6.445549	7.54%	189	2006
	5.871907	5.993658	2.07%	285	2005
	5.619203	5.871907	4.50%	279	2004
	4.525199	5.619203	24.18%	265	2003
	6.495001	4.525199	-30.33%	2,654	2002
	8.631746	6.495001	-24.75%	0	2001
	10.000000	8.631746	-13.68%	0	2000*

Federated Bond Fund: Class F Shares	14.320016	14.839487	3.63%	229	2007
	13.716578	14.320016	4.40%	225	2006
	13.646803	13.716578	0.51%	295	2005
	12.955042	13.646803	5.34%	549	2004
	11.634787	12.955042	11.35%	549	2003
	11.029786	11.634787	5.49%	776	2002
	10.418578	11.029786	5.87%	316	2001
	10.000000	10.418578	4.19%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.117835	10.165241	0.47%	47	2007
	8.360008	10.117835	21.03%	118	2006
	8.226091	8.360008	1.63%	118	2005
	7.381110	8.226091	11.45%	118	2004
	6.036842	7.38111	22.27%	47	2003
	7.594692	6.036842	-20.51%	47	2002
	8.680435	7.594692	-12.51%	47	2001
	10.000000	8.680435	-13.20%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	13.045358	13.274038	1.75%	2,066	2007
	11.890420	13.045358	9.71%	2,412	2006
	11.766866	11.89042	1.05%	547	2005
	10.685165	11.766866	10.12%	195	2004
	8.819090	10.685165	21.16%	138	2003
	8.934346	8.81909	-1.29%	20	2002
	9.231320	8.934346	-3.22%	20	2001
	10.000000	9.23132	-7.69%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	13.005997	13.567273	4.32%	3,914	2007
	12.640655	13.005997	2.89%	3,971	2006
	12.555301	12.640655	0.68%	3,344	2005
	12.329942	12.555301	1.83%	2,615	2004
	11.786844	12.329942	4.61%	0	2003
	10.970612	11.786844	7.44%	99	2002
	10.356897	10.970612	5.93%	0	2001
	10.000000	10.356897	3.57%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.436779	12.239765	7.02%	3,204	2007
	10.395549	11.436779	10.02%	3,594	2006
	10.008680	10.395549	3.87%	4,172	2005
	9.645042	10.00868	3.77%	4,182	2004
	8.294516	9.645042	16.28%	4,098	2003
	9.219156	8.294516	-10.03%	3,659	2002
	9.509906	9.219156	-3.06%	2,986	2001
	10.000000	9.509906	-4.90%	1,367	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.027331	8.755862	24.60%	2,825	2007
	6.685701	7.027331	5.11%	2,299	2006
	6.430850	6.685701	3.96%	1,699	2005
	6.338453	6.43085	1.46%	1,111	2004
	4.864881	6.338453	30.29%	231	2003
	7.098751	4.864881	-31.47%	57	2002
	8.769968	7.098751	-19.06%	24	2001
	10.000000	8.769968	-12.30%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.237232	15.566917	2.16%	19,007	2007
	13.192719	15.237232	15.50%	18,416	2006
	12.565370	13.192719	4.99%	16,440	2005
	11.360340	12.56537	10.61%	12,636	2004
	8.944079	11.36034	27.02%	5,791	2003
	10.730189	8.944079	-16.65%	4,577	2002
	11.123603	10.730189	-3.54%	548	2001
	10.000000	11.123603	11.24%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.124593	9.862892	21.40%	2,026	2007
	7.841173	8.124593	3.61%	1,536	2006
	7.316633	7.841173	6.88%	1,498	2005
	6.926127	7.316633	5.64%	1,369	2004
	5.425999	6.926127	27.65%	1,211	2003
	7.082433	5.425999	-23.39%	960	2002
	8.448765	7.082433	-16.17%	285	2001
	10.000000	8.448765	-15.51%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.748079	15.880122	0.84%	226	2007
	13.809406	15.748079	14.04%	226	2006
	13.380537	13.809406	3.21%	555	2005
	11.809296	13.380537	13.31%	555	2004
	8.334404	11.809296	41.69%	591	2003
	8.803048	8.334404	-5.32%	782	2002
	9.031039	8.803048	-2.52%	0	2001
	10.000000	9.031039	-9.69%	0	2000*

Fidelity Advisor Overseas Fund: Class A	11.956407	13.801798	15.43%	134	2007
	10.188620	11.956407	17.35%	136	2006
	9.034510	10.18862	12.77%	143	2005
	8.104415	9.03451	11.48%	153	2004
	5.692568	8.104415	42.37%	71	2003
	7.225217	5.692568	-21.21%	0	2002
	9.170881	7.225217	-21.22%	0	2001
	10.000000	9.170881	-8.29%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.021620	17.345687	15.47%	1,716	2007
	12.924386	15.021620	16.23%	1,086	2006
	11.032954	12.924386	17.14%	693	2005
	10.000000	11.032954	10.33%	475	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.842501	21.775871	-4.67%	10,892	2007
	19.900122	22.842501	14.79%	10,146	2006
	18.188237	19.900122	9.41%	9,442	2005
	14.713691	18.188237	23.61%	8,532	2004
	11.510327	14.713691	27.83%	3,648	2003
	12.407849	11.510327	-7.23%	3,127	2002
	10.686898	12.407849	16.10%	974	2001
	10.000000	10.686898	6.87%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.745619	18.024856	1.57%	12,623	2007
	15.246723	17.745619	16.39%	10,465	2006
	14.052054	15.246723	8.50%	8,916	2005
	12.550439	14.052054	11.96%	8,080	2004
	10.082366	12.550439	24.48%	2,476	2003
	11.509203	10.082366	-12.40%	1,336	2002
	11.013589	11.509203	4.50%	3,827	2001
	10.000000	11.013589	10.14%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.127417	8.952733	10.15%	5,875	2007
	7.662099	8.127417	6.07%	5,905	2006
	7.025726	7.662099	9.06%	4,404	2005
	6.300415	7.025726	11.51%	3,281	2004
	4.638770	6.300415	35.82%	2,556	2003
	6.677629	4.63877	-30.53%	1,118	2002
	8.518431	6.677629	-21.61%	926	2001
	10.000000	8.518431	-14.82%	54	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.999358	17.081184	13.88%	4,110	2007
	12.517583	14.999358	19.83%	2,103	2006
	11.521015	12.517583	8.65%	1,620	2005
	10.000000	11.521015	15.21%	1,213	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.738723	12.114985	3.21%	0	2007
	10.600478	11.738723	10.74%	256	2006
	10.478712	10.600478	1.16%	172	2005
	9.790731	10.478712	7.03%	78	2004
	8.381288	9.790731	16.82%	0	2003
	9.689035	8.381288	-13.50%	0	2002
	10.000000	9.689035	-3.11%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.765954	12.749357	8.36%	5,135	2007
	10.803448	11.765954	8.91%	4,984	2006
	10.171137	10.803448	6.22%	5,152	2005
	9.509948	10.171137	6.95%	4,397	2004
	8.455757	9.509948	12.47%	3,490	2003
	9.174148	8.455757	-7.83%	1,286	2002
	9.773668	9.174148	-6.13%	0	2001
	10.000000	9.773668	-2.26%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.532732	18.083391	24.43%	33	2007
	10.185352	14.532732	42.68%	33	2006
	7.837452	10.185352	29.96%	33	2005
	6.628760	7.837452	18.23%	33	2004
	4.985550	6.62876	32.96%	50	2003
	6.794786	4.98555	-26.63%	19	2002
	8.920916	6.794786	-23.83%	0	2001
	10.000000	8.920916	-10.79%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.584121	8.148356	7.44%	2,807	2007
	6.574403	7.584121	15.36%	3,001	2006
	6.282830	6.574403	4.64%	4,431	2005
	6.080978	6.28283	3.32%	4,919	2004
	5.018307	6.080978	21.18%	5,997	2003
	6.874544	5.018307	-27.00%	7,342	2002
	8.830308	6.874544	-22.15%	3,144	2001
	10.000000	8.830308	-11.70%	489	2000*

Janus Fund	6.227031	7.077547	13.66%	6,164	2007
	5.707584	6.227031	9.10%	6,491	2006
	5.564023	5.707584	2.58%	6,535	2005
	5.387655	5.564023	3.27%	6,583	2004
	4.146575	5.387655	29.93%	7,491	2003
	5.802754	4.146575	-28.54%	6,821	2002
	7.961032	5.802754	-27.11%	6,810	2001
	10.000000	7.961032	-20.39%	2,114	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.488552	8.700903	34.10%	4,149	2007
	5.856794	6.488552	10.79%	4,070	2006
	5.425624	5.856794	7.95%	4,358	2005
	4.439175	5.425624	22.22%	4,385	2004
	3.591050	4.439175	23.62%	4,920	2003
	4.791126	3.59105	-25.05%	11,506	2002
	6.860667	4.791126	-30.17%	8,147	2001
	10.000000	6.860667	-31.39%	2,526	2000*

Janus Worldwide Fund	6.756148	7.279704	7.75%	0	2007
	5.808672	6.756148	16.31%	0	2006
	5.562969	5.808672	4.42%	0	2005
	5.343286	5.562969	4.11%	0	2004
	4.359759	5.343286	22.56%	0	2003
	5.973493	4.359759	-27.01%	0	2002
	7.852154	5.973493	-23.93%	0	2001
	10.000000	7.852154	-21.48%	0	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.497804	17.042109	-7.87%	98	2007
	16.057309	18.497804	15.20%	715	2006
	15.661369	16.057309	2.53%	725	2005
	13.817204	15.661369	13.35%	725	2004
	10.108230	13.817204	36.69%	462	2003
	12.469159	10.10823	-18.93%	22,032	2002
	10.741000	12.469159	16.09%	350	2001
	10.000000	10.741	7.41%	0	2000*

Nationwide Bond Fund: Class D	14.053280	14.708592	4.66%	0	2007
	13.645025	14.053280	2.99%	97	2006
	13.412047	13.645025	1.74%	104	2005
	12.969387	13.412047	3.41%	390	2004
	12.357378	12.969387	4.95%	884	2003
	11.464017	12.357378	7.79%	1,032	2002
	10.580177	11.464017	8.35%	753	2001
	10.000000	10.580177	5.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.833087	13.458242	4.87%	1,295	2007
	12.538311	12.833087	2.35%	1,495	2006
	12.476514	12.538311	0.50%	1,280	2005
	12.192205	12.476514	2.33%	950	2004
	11.978635	12.192205	1.78%	340	2003
	11.093743	11.978635	7.98%	354	2002
	10.495778	11.093743	5.70%	0	2001
	10.000000	10.495778	4.96%	0	2000*

Nationwide Government Bond Fund: Class D	13.618019	14.473075	6.28%	4,580	2007
	13.290989	13.618019	2.46%	4,451	2006
	13.108447	13.290989	1.39%	4,112	2005
	12.847615	13.108447	2.03%	3,730	2004
	12.780933	12.845615	0.52%	3,818	2003
	11.674008	12.780933	9.48%	6,812	2002
	10.957707	11.674008	6.54%	220	2001
	10.000000	10.957707	9.58%	0	2000*

Nationwide Growth Fund: Class A	11.842104	13.933733	17.66%	1,988	2007
	11.324285	11.842104	4.57%	1,745	2006
	10.817621	11.324285	4.68%	354	2005
	10.172785	10.817621	6.34%	138	2004
	10.000000	10.172785	1.73%	0	2003*

Nationwide Growth Fund: Class D	5.681611	6.702911	17.98%	66	2007
	5.417259	5.681611	4.88%	66	2006
	5.153480	5.417259	5.12%	338	2005
	4.832004	5.15348	6.65%	338	2004
	3.682078	4.832004	31.23%	338	2003
	5.235203	3.682078	-29.67%	25	2002
	7.349447	5.235203	-28.77%	0	2001
	10.000000	7.349447	-26.51%	47	2000*

Nationwide International Index Fund: Class A	13.181700	14.323521	8.66%	12	2007
	10.635310	13.181700	23.94%	14	2006
	9.496881	10.63531	11.99%	17	2005
	8.080457	9.496881	17.53%	27	2004
	5.977297	8.080457	35.19%	59	2003
	7.362404	5.977297	-18.81%	8	2002
	9.633028	7.362404	-23.57%	0	2001
	10.000000	9.633028	-3.67%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.388397	15.760172	-3.83%	3,680	2007
	13.724211	16.388397	19.41%	1,980	2006
	12.918021	13.724211	5.83%	661	2005
	11.299748	12.918021	14.32%	220	2004
	8.946547	11.299748	26.30%	114	2003
	10.519328	8.946547	-14.95%	0	2002
	11.199409	10.519328	-6.07%	0	2001
	10.000000	11.199409	11.99%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.269968	15.095698	5.79%	5,915	2007
	13.200915	14.269968	8.10%	3,932	2006
	11.966228	13.200915	10.32%	3,079	2005
	10.494751	11.966228	14.02%	2,851	2004
	7.916317	10.494751	32.57%	349	2003
	9.471463	7.916317	-16.42%	357	2002
	9.775938	9.471463	-3.11%	0	2001
	10.000000	9.775938	-2.24%	0	2000*

Nationwide Money Market Fund: Service Class	10.744001	11.101614	3.33%	15,020	2007
	10.433712	10.744001	2.97%	16,247	2006
	10.311373	10.433712	1.19%	14,082	2005
	10.382264	10.311373	-0.68%	16,562	2004
	10.471646	10.382264	-0.85%	49,379	2003
	10.509362	10.471646	-0.36%	45,798	2002
	10.304753	10.509362	1.99%	15,964	2001
	10.000000	10.304753	3.05%	101	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.720955	12.179923	3.92%	6,320	2007
	11.196303	11.720955	4.69%	9,708	2006
	10.997476	11.196303	1.81%	8,313	2005
	10.640370	10.997476	3.36%	6,657	2004
	10.019506	10.64037	6.20%	29	2003
	10.104136	10.019506	-0.84%	19	2002
	10.029324	10.104136	0.75%	19	2001
	10.000000	10.029324	0.29%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.900868	12.418732	4.35%	9,753	2007
	11.118443	11.900868	7.04%	7,390	2006
	10.794754	11.118443	3.00%	7,642	2005
	10.220717	10.794754	5.62%	3,937	2004
	9.125733	10.220717	12.00%	2,350	2003
	9.660169	9.125733	-5.53%	1,127	2002
	9.908353	9.660169	-2.50%	0	2001
	10.000000	9.908353	-0.92%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.880601	12.371308	4.13%	12,437	2007
	10.811713	11.880601	9.89%	14,721	2006
	10.397541	10.811713	3.98%	10,018	2005
	9.632723	10.397541	7.94%	5,789	2004
	8.156878	9.632723	18.09%	3,353	2003
	9.141817	8.156878	-10.77%	411	2002
	9.729634	9.141817	-6.04%	0	2001
	10.000000	9.729634	-2.70%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.970477	12.537476	4.74%	25,188	2007
	10.602533	11.970477	12.90%	15,552	2006
	10.040685	10.602533	5.60%	13,074	2005
	9.079738	10.040685	10.58%	4,433	2004
	7.286663	9.079738	24.61%	2,251	2003
	8.632576	7.286663	-15.59%	568	2002
	9.594163	8.632576	-10.02%	29	2001
	10.000000	9.594163	-4.06%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.912650	12.443170	4.45%	9,405	2007
	10.336036	11.912650	15.25%	7,747	2006
	9.714858	10.336036	6.39%	5,015	2005
	8.638084	9.714858	12.47%	3,245	2004
	6.648932	8.638084	29.92%	971	2003
	8.259848	6.648932	-19.50%	118	2002
	9.456010	8.259848	-12.65%	0	2001
	10.000000	9.45601	-5.44%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.457916	9.773249	3.33%	9,262	2007
	8.325249	9.457916	13.61%	10,657	2006
	8.095348	8.325249	2.84%	9,527	2005
	7.440148	8.095348	8.81%	9,816	2004
	5.901883	7.440148	26.06%	9,816	2003
	7.736898	5.901883	-23.72%	9,278	2002
	8.946569	7.736898	-13.52%	7,984	2001
	10.000000	8.946569	-10.53%	1,201	2000*

Nationwide Small Cap Fund: Class A	21.908041	20.305591	-7.31%	705	2007
	17.193561	21.908041	27.42%	658	2006
	14.225705	17.193561	20.86%	729	2005
	11.465887	14.225705	24.07%	442	2004
	7.852499	11.465887	46.02%	218	2003
	9.772617	7.852499	-19.65%	111	2002
	10.097659	9.772617	-3.22%	0	2001
	10.000000	10.097659	0.98%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.688167	14.138102	-3.74%	6,272	2007
	12.704034	14.688167	15.62%	4,340	2006
	12.341646	12.704034	2.94%	3,781	2005
	10.623765	12.341646	16.17%	3,087	2004
	7.404320	10.623765	43.48%	277	2003
	9.493598	7.40432	-22.01%	113	2002
	9.465999	9.493598	0.29%	0	2001
	10.000000	9.465999	-5.34%	0	2000*

Nationwide Value Opportunities Fund: Class A	16.972995	15.463661	-8.89%	566	2007
	14.599748	16.972995	16.26%	759	2006
	13.716256	14.599748	6.44%	717	2005
	12.260453	13.716256	11.87%	629	2004
	9.091861	12.260453	34.85%	544	2003
	10.762121	9.091861	-15.52%	544	2002
	10.712297	10.762121	0.47%	0	2001
	10.000000	10.712297	7.12%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.929737	11.633782	6.44%	595	2007
	9.731680	10.929737	12.31%	618	2006
	9.188051	9.73168	5.92%	330	2005
	8.484649	9.188051	8.29%	271	2004
	6.766860	8.484649	25.39%	226	2003
	8.277294	6.76686	-18.25%	324	2002
	9.529603	8.277294	-13.14%	310	2001
	10.000000	9.529603	-4.70%	191	2000*

Neuberger Berman Genesis Fund: Trust Class	23.098508	27.752907	20.15%	12,343	2007
	21.829797	23.098508	5.81%	13,721	2006
	19.026174	21.829797	14.74%	11,958	2005
	16.251109	19.026174	17.08%	9,700	2004
	12.512564	16.251109	29.88%	2,859	2003
	13.075325	12.512564	-4.30%	1,798	2002
	11.826515	13.075325	10.56%	2,410	2001
	10.000000	11.826515	18.27%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	12.034653	12.747935	5.93%	1,144	2007
	10.765349	12.034653	11.79%	999	2006
	10.079843	10.765349	6.80%	1,227	2005
	8.813326	10.079843	14.37%	1,377	2004
	6.617226	8.813326	33.19%	1,264	2003
	9.053270	6.617226	-26.91%	1,089	2002
	9.358233	9.05327	-3.26%	1,241	2001
	10.000000	9.358233	-6.42%	923	2000*

Neuberger Berman Partners Fund: Trust Class	14.590752	15.809439	8.35%	444	2007
	13.083721	14.590752	11.52%	559	2006
	11.257477	13.083721	16.22%	427	2005
	9.587756	11.257477	17.42%	429	2004
	7.164027	9.587756	33.83%	265	2003
	9.670957	7.164027	-25.92%	255	2002
	10.133061	9.670957	-4.56%	242	2001
	10.000000	10.133061	1.33%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.476420	14.265530	5.86%	2,695	2007
	11.960166	13.476420	12.68%	2,246	2006
	11.282721	11.960166	6.00%	2,006	2005
	10.000000	11.282721	12.83%	1,578	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.370271	9.393208	12.22%	8,199	2007
	7.892267	8.370271	6.06%	8,574	2006
	7.641149	7.892267	3.29%	5,574	2005
	7.275915	7.641149	5.02%	3,052	2004
	5.697232	7.275915	27.71%	2,349	2003
	7.831808	5.697232	-27.26%	1,093	2002
	9.094199	7.831808	-13.88%	0	2001
	10.000000	9.094199	-9.06%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.180536	12.988302	-1.46%	1,892	2007
	12.235492	13.180536	7.72%	833	2006
	12.081553	12.235492	1.27%	137	2005
	11.214127	12.081553	7.74%	247	2004
	10.000000	11.214127	12.14%	122	2003*

Oppenheimer Global Fund: Class A	13.588225	14.203551	4.53%	4,314	2007
	11.734363	13.588225	15.80%	4,314	2006
	10.449082	11.734363	12.30%	4,314	2005
	8.925507	10.449082	17.07%	4,403	2004
	6.323592	8.925507	41.15%	6,656	2003
	8.265794	6.323592	-23.50%	5,325	2002
	9.500554	8.265794	-13.00%	716	2001
	10.000000	9.500554	-4.99%	167	2000*

Oppenheimer Strategic Income Fund: Class A	14.845690	15.994970	7.74%	1,341	2007
	13.975006	14.845690	6.23%	973	2006
	13.600562	13.975006	2.75%	788	2005
	12.577188	13.600562	8.14%	2,150	2004
	10.660557	12.577188	17.98%	1,929	2003
	10.114068	10.660557	5.40%	1,907	2002
	9.900030	10.114068	2.16%	0	2001
	10.000000	9.90003	-1.00%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.035283	15.729765	4.62%	6,931	2007
	12.981744	15.035283	15.82%	7,389	2006
	11.538075	12.981744	12.51%	6,195	2005
	10.000000	11.538075	15.38%	3,282	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.376035	14.325284	7.10%	7,890	2007
	13.099267	13.376035	2.11%	7,113	2006
	12.967297	13.099267	1.02%	8,592	2005
	12.561708	12.967297	3.23%	6,314	2004
	12.119873	12.561708	3.65%	6,008	2003
	11.205257	12.119873	8.16%	2,298	2002
	10.424444	11.205257	7.49%	34	2001
	10.000000	10.424444	4.24%	0	2000*

Putnam International Equity Fund: Class A	20.383134	21.796346	6.93%	0	2007
	16.111690	20.383134	26.51%	0	2006
	14.507197	16.11169	11.06%	0	2005
	12.651735	14.507197	14.67%	0	2004
	10.000000	12.651735	26.52%	0	2003*

Putnam Voyager Fund: Class A	13.112281	13.619513	3.87%	157	2007
	12.630683	13.112281	3.81%	111	2006
	12.135904	12.630683	4.08%	33	2005
	11.739072	12.135904	3.38%	0	2004
	10.000000	11.739072	17.39%	0	2003*

Templeton Foreign Fund: Class A	16.576314	19.171156	15.65%	1,762	2007
	14.010136	16.576314	18.32%	1,762	2006
	12.836380	14.010136	9.14%	1,762	2005
	11.013951	12.83638	16.55%	1,762	2004
	8.554226	11.013951	28.75%	2,560	2003
	9.491838	8.554226	-9.88%	2,260	2002
	10.450451	9.491838	-9.17%	1,245	2001
	10.000000	10.450451	4.50%	1,742	2000*

Van Kampen Growth and Income Fund: Class A	17.277659	17.478008	1.16%	10,540	2007
	15.096633	17.277659	14.45%	11,356	2006
	13.927380	15.096633	8.40%	10,471	2005
	12.390641	13.92738	12.40%	8,819	2004
	10.000000	12.390641	23.91%	353	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.271484	22.054569	20.70%	1,540	2007
	16.990897	18.271484	7.54%	281	2006
	14.643987	16.990897	16.03%	181	2005
	12.265314	14.643987	19.39%	138	2004
	10.000000	12.265314	22.65%	121	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.781213	21.837457	-18.46%	2,158	2007
	19.750807	26.781213	35.60%	3,960	2006
	17.169960	19.750807	15.03%	3,450	2005
	12.734462	17.16996	34.83%	1,949	2004
	10.000000	12.734462	27.34%	33	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.832060	16.817467	6.22%	228	2007
	15.116318	15.832060	4.73%	116	2006
	13.635616	15.116318	10.86%	61	2005
	12.203880	13.635616	11.73%	1	2004
	10.000000	12.20388	22.04%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.812334	14.979579	8.45%	2,338	2007
	12.141672	13.812334	13.76%	2,283	2006
	10.987896	12.141672	10.50%	2,975	2005
	10.129502	10.987896	8.47%	2,854	2004
	7.403099	10.129502	36.83%	2,292	2003
	9.294963	7.403099	-20.35%	731	2002
	9.586120	9.294963	-3.04%	327	2001
	10.000000	9.58612	-4.14%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.589333	15.823807	25.69%	535	2007
	11.845671	12.589333	6.28%	114	2006
	11.016575	11.845671	7.53%	65	2005
	9.920722	11.016575	11.05%	0	2004
	10.000000	9.920722	-0.79%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.706304	7.772083	0.85%	224	2007
	6.769724	7.706304	13.83%	338	2006
	6.988828	6.769724	-3.14%	200	2005
	6.506700	6.988828	7.41%	171	2004
	5.300150	6.5067	22.76%	160	2003
	6.873341	5.30015	-22.89%	302	2002
	8.717041	6.873341	-21.15%	0	2001
	10.000000	8.717041	-12.83%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.451446	14.570288	17.02%	1,296	2007
	11.092411	12.451446	12.25%	1,169	2006
	10.000000	11.092411	10.92%	699	2005*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.196763	11.310100	1.01%	4,905	2007
	10.260820	11.196763	9.12%	5,110	2006
	10.000000	10.260820	2.61%	5,661	2005*

AIM Dynamics Fund: Investor Class	7.058507	7.818398	10.77%	8,523	2007
	6.143042	7.058507	14.90%	8,687	2006
	5.644958	6.143042	8.82%	8,887	2005
	5.114421	5.644958	10.37%	19,213	2004
	3.751191	5.114421	36.34%	17,013	2003
	8.685485	3.751191	-34.02%	17,853	2002
	8.593030	5.685485	-33.84%	7,412	2001
	10.000000	8.593030	-14.07%	5,404	2000*

AIM Small Cap Growth Fund: Investor Class	10.190538	11.190989	9.82%	478	2007
	10.000000	10.190538	1.91%	579	2006*

American Century Growth: Investor Class	6.819203	7.999547	17.31%	2,652	2007
	6.406827	6.819203	6.44%	5,479	2006
	6.197551	6.406827	3.38%	4,681	2005
	5.718946	6.197551	8.37%	8,242	2004
	4.662021	5.718946	22.67%	4,570	2003
	6.400657	4.662021	-27.16%	5,196	2002
	7.982278	6.400657	-19.81%	5,928	2001
	10.000000	7.982278	-20.18%	5,942	2000*

American Century Income & Growth: Advisor Class	10.713172	10.505710	-1.94%	22,319	2007
	9.296959	10.713172	15.23%	19,433	2006
	9.020030	9.296959	3.07%	19,277	2005
	8.116241	9.020030	11.14%	20,687	2004
	6.364602	8.116241	27.52%	17,961	2003
	8.028811	6.364602	-20.73%	18,343	2002
	8.912971	8.028811	-9.92%	4,492	2001
	10.000000	8.912971	-10.87%	5,420	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.512181	10.963343	15.26%	553	2007
	7.735298	9.512181	22.97%	553	2006
	6.938657	7.735298	11.48%	553	2005
	6.117141	6.938657	13.43%	553	2004
	4.958774	6.117141	23.36%	727	2003
	6.245756	4.958774	-20.61%	630	2002
	8.677781	6.245756	-28.03%	523	2001
	10.000000	8.677781	-13.22%	365	2000*

American Century Short Term Government: Investor Class	11.754915	12.327671	4.87%	2,463	2007
	11.462233	11.754915	2.55%	3,233	2006
	11.434299	11.462233	0.24%	3,665	2005
	11.520711	11.434299	-0.75%	330	2004
	11.555444	11.520711	-0.30%	285	2003
	11.136315	11.555444	3.46%	67	2002
	10.541416	11.136315	5.64%	19	2001
	10.000000	10.541416	5.41%	0	2000*

American Century Ultra: Investor Class	6.626522	7.959227	20.11%	7,885	2007
	6.948525	6.626522	-4.63%	7,123	2006
	6.900757	6.948525	0.69%	4,203	2005
	6.322562	6.900757	9.14%	7,021	2004
	5.096092	6.322562	24.07%	6,493	2003
	6.725197	5.096092	-24.22%	5,958	2002
	7.988773	6.725197	-15.82%	366	2001
	10.000000	7.988773	-20.11%	366	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.436105	17.943107	16.24%	6,956	2007
	12.537328	15.436105	23.12%	573	2006
	11.254713	12.537328	11.40%	350	2005
	10.000000	11.254713	12.55%	227	2004*

Dreyfus Appreciation Fund, Inc.	10.415841	10.941187	5.04%	3,543	2007
	9.085817	10.415841	14.64%	3,392	2006
	8.848167	9.085817	2.69%	3,718	2005
	8.500275	8.848167	4.09%	3,213	2004
	7.160931	8.500275	18.70%	5,518	2003
	8.765471	7.160931	-18.31%	1,889	2002
	9.961462	8.765471	-12.01%	436	2001
	10.000000	9.961462	-0.39%	80	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.639832	11.099254	-12.19%	0	2007
	11.972564	12.639832	5.57%	0	2006
	11.121810	11.972564	7.65%	0	2005
	9.874491	11.121810	12.63%	0	2004
	7.179792	9.874491	37.53%	0	2003
	9.120785	7.179792	-21.28%	0	2002
	10.268790	9.120785	-11.18%	0	2001
	10.000000	10.268790	2.69%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.642524	11.029045	3.63%	1,128	2007
	9.854427	10.642524	8.00%	1,174	2006
	10.127734	9.854427	-2.70%	1,234	2005
	10.000000	10.127734	1.28%	5,706	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.423813	6.811992	6.04%	3	2007
	5.976466	6.423813	7.49%	0	2006
	5.858006	5.976466	2.02%	244	2005
	5.608751	5.858006	4.44%	223	2004
	4.519064	5.608751	24.11%	213	2003
	6.489500	4.519064	-30.36%	0	2002
	8.628853	6.489500	-24.79%	0	2001
	10.000000	8.628853	-13.71%	0	2000*

Federated Bond Fund: Class F Shares	14.271759	14.781948	3.57%	227	2007
	13.677268	14.271759	4.35%	1,123	2006
	13.614573	13.677268	0.46%	1,378	2005
	12.930988	13.614573	5.29%	1,374	2004
	11.619076	12.930988	11.29%	1,343	2003
	11.020476	11.619076	5.43%	1,319	2002
	10.415085	11.020476	5.81%	260	2001
	10.000000	10.415085	4.15%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.085892	10.127994	0.42%	0	2007
	8.337820	10.085892	20.97%	0	2006
	8.208410	8.337820	1.58%	0	2005
	7.368973	8.208410	11.39%	0	2004
	6.029971	7.368973	22.21%	0	2003
	7.589896	6.029971	-20.55%	60	2002
	8.679377	7.589896	-12.55%	0	2001
	10.000000	8.679377	-13.21%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	13.001313	13.222478	1.70%	7,057	2007
	11.856268	13.001313	9.66%	7,178	2006
	11.739005	11.856268	1.00%	7,273	2005
	10.665270	11.739005	10.07%	4,048	2004
	8.807133	10.665270	21.10%	4,173	2003
	8.926760	8.807133	-1.34%	4,332	2002
	9.228188	8.926760	-3.27%	0	2001
	10.000000	9.228188	-7.72%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.964863	13.517472	4.26%	0	2007
	12.607046	12.964863	2.84%	0	2006
	12.528253	12.607046	0.63%	0	2005
	12.309618	12.528253	1.78%	5,442	2004
	11.773383	12.309618	4.55%	5,442	2003
	10.963641	11.773383	7.39%	5,442	2002
	10.355594	10.963641	5.87%	0	2001
	10.000000	10.355594	3.56%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.398193	12.192267	6.97%	312	2007
	10.365718	11.398193	9.96%	290	2006
	9.985005	10.365718	3.81%	292	2005
	9.627105	9.985005	3.72%	242	2004
	8.283294	9.627105	16.22%	242	2003
	9.211366	8.283294	-10.08%	198	2002
	9.506721	9.211366	-3.11%	198	2001
	10.000000	9.506721	-4.93%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	7.005088	8.723702	24.53%	8,226	2007
	6.667919	7.005088	5.06%	4,942	2006
	6.416994	6.667919	3.91%	4,925	2005
	6.328016	6.416994	1.41%	4,839	2004
	4.859334	6.328016	30.22%	4,722	2003
	7.094268	4.859334	-31.50%	4,722	2002
	8.768899	7.094268	-19.10%	0	2001
	10.000000	8.768899	-12.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.185865	15.506535	2.11%	16,032	2007
	13.154890	15.185865	15.44%	11,914	2006
	12.535669	13.154890	4.94%	11,158	2005
	11.339241	12.535669	10.55%	10,158	2004
	8.932000*	11.339241	26.95%	7,803	2003
	10.721133	8.932000*	-16.69%	7,285	2002
	11.119877	10.721133	-3.59%	301	2001
	10.000000	11.119877	11.20%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.097164	9.824581	21.33%	6,498	2007
	7.818658	8.097164	3.56%	4,517	2006
	7.299313	7.818658	6.83%	5,301	2005
	6.913235	7.299313	5.58%	409	2004
	5.418642	6.913235	27.58%	409	2003
	7.076439	5.418642	-23.43%	409	2002
	8.445932	7.076439	-16.21%	0	2001
	10.000000	8.445932	-15.54%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.694944	15.818483	0.79%	1,431	2007
	13.769787	15.694944	13.98%	88	2006
	13.348905	13.769787	3.15%	86	2005
	11.787350	13.348905	13.25%	4,449	2004
	8.323130	11.787350	41.62%	3,511	2003
	8.795608	8.323130	-5.37%	45	2002
	9.028015	8.795608	-2.57%	0	2001
	10.000000	9.028015	-9.72%	0	2000*

Fidelity Advisor Overseas Fund: Class A	11.918612	13.751152	15.38%	0	2007
	10.161547	11.918612	17.29%	0	2006
	9.015059	10.161547	12.72%	0	2005
	8.091074	9.015059	11.42%	351	2004
	5.686078	8.091074	42.30%	0	2003
	7.220651	5.686078	-21.25%	0	2002
	9.169762	7.220651	-21.26%	0	2001
	10.000000	9.169762	-8.30%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	15.001417	17.313521	15.41%	183	2007
	12.913528	15.001417	16.17%	159	2006
	11.029257	12.913528	17.08%	416	2005
	10.000000	11.029257	10.29%	53	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.770380	21.696049	-4.72%	13,275	2007
	19.847310	22.770380	14.73%	9,597	2006
	18.149143	19.847310	9.36%	9,729	2005
	14.689506	18.149143	23.55%	7,976	2004
	11.497232	14.689506	27.77%	6,803	2003
	12.400018	11.497232	-7.28%	4,469	2002
	10.685596	12.400018	16.04%	22	2001
	10.000000	10.685596	6.86%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.685789	17.954928	1.52%	20,489	2007
	15.203019	17.685789	16.33%	8,323	2006
	14.018853	15.203019	8.45%	8,292	2005
	12.527120	14.018853	11.91%	575	2004
	10.068740	12.527120	24.42%	415	2003
	11.499485	10.068740	-12.44%	260	2002
	11.009900	11.499485	4.45%	144	2001
	10.000000	11.009900	10.10%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.099991	8.917977	10.10%	6,902	2007
	7.640109	8.099991	6.02%	3,441	2006
	7.009107	7.640109	9.00%	3,071	2005
	6.288695	7.009107	11.46%	2,877	2004
	4.632489	6.288695	35.75%	987	2003
	6.671973	4.632489	-30.57%	950	2002
	8.515572	6.671973	-21.65%	528	2001
	10.000000	8.515572	-14.84%	385	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.979195	17.049528	13.82%	18,225	2007
	12.507070	14.979195	19.77%	5,521	2006
	11.517158	12.507070	8.60%	4,904	2005
	10.000000	11.517158	15.17%	1,251	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.706567	12.075635	3.15%	0	2007
	10.576785	11.706567	10.68%	0	2006
	10.460575	10.576785	1.11%	0	2005
	9.778746	10.460575	6.97%	0	2004
	8.375274	9.778746	16.76%	0	2003
	9.686992	8.375274	-13.54%	0	2002
	10.000000	9.686992	-3.13%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.728776	12.702592	8.30%	2,447	2007
	10.774751	11.728776	8.85%	3,867	2006
	10.149250	10.774751	6.16%	3,858	2005
	9.494304	10.149250	6.90%	10,787	2004
	8.446123	9.494304	12.41%	9,182	2003
	9.168354	8.446123	-7.88%	3,662	2002
	9.772480	9.168354	-6.18%	0	2001
	10.000000	9.772480	-2.28%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.486877	18.017148	24.37%	8	2007
	10.158344	14.486877	42.61%	8	2006
	7.820603	10.158344	29.89%	8	2005
	6.617847	7.820603	18.17%	8	2004
	4.979866	6.617847	32.89%	904	2003
	6.790479	7.979866	-26.66%	737	2002
	8.919820	6.790479	-23.87%	0	2001
	10.000000	8.919820	-10.80%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.560144	8.118457	7.38%	768	2007
	6.556932	7.560144	15.30%	855	2006
	6.269293	6.556932	4.59%	855	2005
	6.070957	6.269293	3.27%	4,869	2004
	5.012580	6.070957	21.11%	9,031	2003
	6.870186	5.012580	-27.04%	9,402	2002
	8.829229	6.870186	-22.19%	5,638	2001
	10.000000	8.829229	-11.71%	5,590	2000*

Janus Fund	6.206019	7.050064	13.60%	1,251	2007
	5.691192	6.206019	9.05%	1,072	2006
	5.550854	5.691192	2.53%	864	2005
	5.377628	5.550854	3.22%	976	2004
	4.140942	5.377628	29.86%	4,522	2003
	5.797828	4.140942	-28.58%	4,611	2002
	7.958354	5.797828	-27.15%	870	2001
	10.000000	7.958354	-20.42%	362	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.466640	8.667110	34.03%	8,379	2007
	5.839970	6.466640	10.73%	8,099	2006
	5.412776	5.839970	7.89%	7,419	2005
	4.430908	5.412776	22.16%	7,271	2004
	3.586193	4.430908	23.55%	5,494	2003
	4.787078	3.586193	-25.09%	5,608	2002
	6.858363	4.787078	-30.20%	893	2001
	10.000000	6.858363	-31.42%	578	2000*

Janus Worldwide Fund	6.733387	7.251486	7.69%	0	2007
	5.792017	6.733387	16.25%	0	2006
	5.549827	5.792017	4.36%	0	2005
	5.333359	5.549827	4.06%	0	2004
	4.353851	5.333359	22.50%	0	2003
	5.968432	4.353851	-27.05%	0	2002
	7.849518	5.968432	-23.96%	0	2001
	10.000000	7.849518	-21.50%	0	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.435443	16.975993	-7.92%	34	2007
	16.011278	18.435443	15.14%	32	2006
	15.624370	16.011278	2.48%	32	2005
	13.791550	15.624370	13.29%	48	2004
	10.094567	13.791550	36.62%	44	2003
	12.458640	10.094567	-18.98%	32	2002
	10.737408	12.458640	16.03%	0	2001
	10.000000	10.737408	7.37%	0	2000*

Nationwide Bond Fund: Class D	14.005844	14.651473	4.61%	0	2007
	13.605844	14.005844	2.94%	0	2006
	13.380298	13.605844	1.69%	0	2005
	12.945249	13.380298	3.36%	54	2004
	12.340635	12.945249	4.90%	54	2003
	11.454290	12.340635	7.74%	54	2002
	10.576589	11.454290	8.30%	0	2001
	10.000000	10.576589	5.77%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.792511	13.408852	4.82%	91	2007
	12.504988	12.792511	2.30%	60	2006
	12.449647	12.504988	0.44%	28	2005
	12.172121	12.449647	2.28%	3	2004
	11.964965	12.172121	1.73%	2	2003
	11.086699	11.964965	7.92%	0	2002
	10.494463	11.086699	5.64%	0	2001
	10.000000	10.494463	4.94%	0	2000*

Nationwide Government Bond Fund: Class D	13.572096	14.416926	6.22%	13,390	2007
	13.252873	13.572096	2.41%	13,433	2006
	13.077464	13.252873	1.34%	13,473	2005
	12.823754	13.077464	1.98%	18,106	2004
	12.763660	12.823754	0.47%	18,054	2003
	11.664147	12.763660	9.43%	18,403	2002
	10.954030	11.664147	6.48%	56	2001
	10.000000	10.954030	9.54%	0	2000*

Nationwide Growth Fund: Class A	11.823987	13.905335	17.60%	64	2007
	11.312666	11.823987	4.52%	53	2006
	10.811968	11.312666	4.63%	74	2005
	10.172616	10.811968	6.29%	73	2004
	10.000000	10.172616	1.73%	2	2003*

Nationwide Growth Fund: Class D	5.662437	6.676886	17.92%	0	2007
	5.401708	5.662437	4.83%	0	2006
	5.141278	5.401708	5.07%	0	2005
	4.823010	5.141278	6.60%	391	2004
	3.677095	4.823010	31.16%	391	2003
	5.230775	3.677095	-29.70%	327	2002
	7.346974	5.230775	-28.80%	327	2001
	10.000000	7.346974	-26.53%	0	2000*

Nationwide International Index Fund: Class A	13.140047	14.270990	8.61%	3	2007
	10.607064	13.140047	23.88%	3	2006
	9.476433	10.607064	11.93%	3	2005
	8.067153	9.476433	17.47%	3	2004
	5.970482	8.067153	35.12%	3	2003
	7.357745	5.970482	-18.85%	0	2002
	9.631851	7.357745	-23.61%	0	2001
	10.000000	9.631851	-3.68%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.333174	15.699058	-3.88%	132	2007
	13.684877	16.333174	19.35%	86	2006
	12.887514	13.684877	5.78%	78	2005
	11.278766	12.887514	14.26%	61	2004
	8.934454	11.278766	26.24%	4	2003
	10.510442	8.934454	-14.99%	0	2002
	11.195662	10.510442	-6.12%	0	2001
	10.000000	11.195662	11.96%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.224859	15.040300	5.73%	1,134	2007
	13.165843	14.224859	8.04%	1,726	2006
	11.940459	13.165843	10.26%	1,619	2005
	10.477469	11.940459	13.96%	1,436	2004
	7.907285	10.477469	32.50%	498	2003
	9.465469	7.907285	-16.46%	55	2002
	9.774743	9.465469	-3.16%	0	2001
	10.000000	9.774743	-2.25%	0	2000*

Nationwide Money Market Fund: Service Class	10.707730	11.058497	3.28%	5,615	2007
	10.403747	10.707730	2.92%	3,622	2006
	10.286961	10.403747	1.14%	4,041	2005
	10.362937	10.286961	-0.73%	7,843	2004
	10.457452	10.362937	-0.90%	10,603	2003
	10.500440	10.457452	-0.41%	3,385	2002
	10.301256	10.500440	1.93%	0	2001
	10.000000	10.301256	3.01%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.683939	12.135269	3.86%	0	2007
	11.166583	11.683939	4.63%	0	2006
	10.973816	11.166583	1.76%	0	2005
	10.622862	10.973816	3.30%	0	2004
	10.008093	10.622862	6.14%	0	2003
	10.097750	10.008093	-0.89%	0	2002
	10.028096	10.097750	0.69%	0	2001
	10.000000	10.028096	0.28%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.863241	12.373162	4.30%	12,056	2007
	11.088908	11.863241	6.98%	12,002	2006
	10.771520	11.088908	2.95%	11,989	2005
	10.203892	10.771520	5.56%	13,027	2004
	9.115334	10.203892	11.94%	13,035	2003
	9.654061	9.115334	-5.58%	4,967	2002
	9.907140	9.654061	-2.55%	0	2001
	10.000000	9.907140	-0.93%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.843071	12.325941	4.08%	19,562	2007
	10.783006	11.843071	9.83%	18,835	2006
	10.375177	10.783006	3.93%	18,299	2005
	9.616870	10.375177	7.89%	9,863	2004
	8.147581	9.616870	18.03%	1,497	2003
	9.136036	8.147581	-10.82%	1,003	2002
	9.728447	9.136036	-6.09%	707	2001
	10.000000	9.728447	-2.72%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.932668	12.491515	4.68%	9,909	2007
	10.574378	11.932668	12.85%	8,058	2006
	10.019090	10.574378	5.54%	6,754	2005
	9.064805	10.019090	10.53%	4,140	2004
	7.278356	9.064805	24.54%	2,515	2003
	8.627105	7.278356	-15.63%	1,145	2002
	9.592988	8.627105	-10.07%	0	2001
	10.000000	9.592988	-4.07%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.875013	12.397543	4.40%	3,422	2007
	10.308583	11.875013	15.20%	3,290	2006
	9.693950	10.308583	6.34%	3,527	2005
	8.623868	9.693950	12.41%	3,212	2004
	6.641350	8.623868	29.85%	1,826	2003
	8.254622	6.641350	-19.54%	1,403	2002
	9.454857	8.254622	-12.69%	1,159	2001
	10.000000	9.454857	-5.45%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.425994	9.735299	3.28%	565	2007
	8.301352	9.425994	13.55%	642	2006
	8.076192	8.301352	2.79%	638	2005
	7.426301	8.076192	8.75%	781	2004
	5.893888	7.426301	26.00%	686	2003
	7.730344	5.893888	-23.76%	376	2002
	8.943566	7.730344	-13.57%	85	2001
	10.000000	8.943566	-10.56%	0	2000*

Nationwide Small Cap Fund: Class A	21.834178	20.226809	-7.36%	1,386	2007
	17.144269	21.834178	27.36%	1,780	2006
	14.192089	17.144269	20.80%	1,560	2005
	11.444586	14.192089	24.01%	1,301	2004
	7.841882	11.444586	45.94%	159	2003
	9.764363	7.841882	-19.69%	67	2002
	10.094272	9.764363	-3.27%	0	2001
	10.000000	10.094272	0.94%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.641809	14.086296	-3.79%	1,136	2007
	12.670328	14.641809	15.56%	1,111	2006
	12.315125	12.670328	2.88%	1,002	2005
	10.606301	12.315125	16.11%	910	2004
	7.395876	10.606301	43.41%	471	2003
	9.487599	7.395876	-22.05%	35	2002
	9.464843	9.487599	0.24%	0	2001
	10.000000	9.464843	-5.35%	0	2000*

Nationwide Value Opportunities Fund: Class A	16.919379	15.406958	-8.94%	13	2007
	14.560992	16.919379	16.20%	13	2006
	13.686761	14.560992	6.39%	13	2005
	12.240293	13.686761	11.82%	2,919	2004
	9.081509	12.240293	34.78%	2,326	2003
	10.755333	9.081509	-15.56%	0	2002
	10.710998	10.755333	0.41%	0	2001
	10.000000	10.710998	7.11%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.892888	11.588663	6.39%	808	2007
	9.703768	10.892888	12.25%	809	2006
	9.166329	9.703768	5.86%	801	2005
	8.468881	9.166329	8.24%	652	2004
	6.757705	8.468881	25.32%	284	2003
	8.270301	6.757705	-18.29%	216	2002
	9.526415	8.270301	-13.19%	139	2001
	10.000000	9.526415	-4.74%	139	2000*

Neuberger Berman Genesis Fund: Trust Class	23.020681	27.645305	20.09%	8,930	2007
	21.767250	23.020681	5.76%	8,397	2006
	18.981244	21.767250	14.68%	8,240	2005
	16.220943	18.981244	17.02%	10,920	2004
	12.495669	16.220943	29.81%	9,422	2003
	13.064292	12.495669	-4.35%	6,569	2002
	11.822556	13.064292	10.50%	143	2001
	10.000000	11.822556	18.23%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	11.994111	12.698514	5.87%	52	2007
	10.734504	11.994111	11.73%	52	2006
	10.056040	10.734504	6.75%	52	2005
	8.796963	10.056040	14.31%	52	2004
	6.608278	8.796963	33.12%	52	2003
	9.045625	6.608278	-26.95%	52	2002
	9.355096	9.045625	-3.31%	52	2001
	10.000000	9.355096	-6.45%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.541546	15.748086	8.30%	0	2007
	13.046190	14.541546	11.46%	0	2006
	11.230856	13.046190	16.16%	0	2005
	9.569935	11.230856	17.36%	0	2004
	7.154340	9.569935	33.76%	0	2003
	9.662784	7.154340	-25.96%	0	2002
	10.129664	9.662784	-4.61%	0	2001
	10.000000	10.129664	1.30%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.458311	14.239106	5.80%	5,636	2007
	11.950135	13.458311	12.62%	7,028	2006
	11.278952	11.950135	5.95%	5,544	2005
	10.000000	11.278952	12.79%	1,862	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.343832	9.358769	12.16%	5,978	2007
	7.871321	8.343832	6.00%	8,411	2006
	7.624729	7.871321	3.23%	7,732	2005
	7.263954	7.624729	4.97%	7,368	2004
	5.690742	7.263954	27.65%	9,599	2003
	7.826855	5.690742	-27.29%	5,849	2002
	9.093093	7.826855	-13.93%	0	2001
	10.000000	9.093093	-9.07%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.156061	12.957577	-1.51%	78	2007
	12.218949	13.156061	7.67%	0	2006
	12.071320	12.218949	1.22%	0	2005
	11.210313	12.071320	7.68%	0	2004
	10.000000	11.210313	12.10%	0	2003*

Oppenheimer Global Fund: Class A	13.542398	14.148431	4.48%	7,374	2007
	11.700685	13.542398	15.74%	7,624	2006
	10.424365	11.700685	12.24%	8,183	2005
	8.908913	10.424365	17.01%	8,470	2004
	6.315036	8.908913	41.07%	9,471	2003
	8.258804	6.315036	-23.54%	9,149	2002
	9.497367	8.258804	-13.04%	1,127	2001
	10.000000	9.497367	-5.03%	336	2000*

Oppenheimer Strategic Income Fund: Class A	14.798789	15.936312	7.69%	2,755	2007
	13.937901	14.798789	6.18%	2,636	2006
	13.571312	13.937901	2.70%	2,567	2005
	12.556503	13.571312	8.08%	2,448	2004
	10.648421	12.556503	17.92%	2,327	2003
	10.107680	10.648421	5.35%	2,264	2002
	9.898822	10.107680	2.11%	0	2001
	10.000000	9.898822	-1.01%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	15.015050	15.700597	4.57%	5,746	2007
	12.970830	15.015050	15.76%	1,676	2006
	11.534215	12.970830	12.46%	1,227	2005
	10.000000	11.534215	15.34%	1,676	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.333727	14.272696	7.04%	10,779	2007
	13.064439	13.333727	2.06%	11,422	2006
	12.939361	13.064439	0.97%	11,394	2005
	12.541002	12.939361	3.18%	3,007	2004
	12.106032	12.541002	3.59%	2,446	2003
	11.198134	12.106032	8.11%	2,269	2002
	10.423131	11.198134	7.44%	0	2001
	10.000000	10.423131	4.23%	0	2000*

Putnam International Equity Fund: Class A	20.345314	21.744813	6.88%	0	2007
	16.089920	20.345314	26.45%	0	2006
	14.494914	16.089920	11.00%	0	2005
	12.647442	14.494914	14.61%	0	2004
	10.000000	12.647442	26.47%	0	2003*

Putnam Voyager Fund: Class A	13.087992	13.587351	3.82%	3	2007
	12.613660	13.087992	3.76%	4	2006
	12.125667	12.613660	4.02%	0	2005
	11.735109	12.125667	3.33%	0	2004
	10.000000	11.735109	17.35%	0	2003*

Templeton Foreign Fund: Class A	16.520404	19.096759	15.59%	2,698	2007
	13.969944	16.520404	18.26%	6,651	2006
	12.806027	13.969944	9.09%	6,651	2005
	10.993479	12.806027	16.49%	6,662	2004
	8.542655	10.993479	28.69%	7,517	2003
	9.483809	8.542655	-9.92%	7,101	2002
	10.446944	9.483809	-9.22%	0	2001
	10.000000	10.446944	4.47%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.245596	17.436685	1.11%	8,335	2007
	15.076229	17.245596	14.39%	3,597	2006
	13.915600	15.076229	8.34%	3328	2005
	12.386447	13.915600	12.35%	0	2004
	10.000000	12.386447	23.86%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.237596	22.002441	20.64%	409	2007
	16.967971	18.237596	7.48%	290	2006
	14.631628	16.967971	15.97%	30	2005
	12.261164	14.631628	19.33%	0	2004
	10.000000	12.261164	22.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.731611	21.785886	-18.50%	1,840	2007
	19.724182	26.731611	35.53%	2,974	2006
	17.155476	19.724182	14.97%	2016	2005
	12.730150	17.155476	34.76%	349	2004
	10.000000	12.730150	27.30%	230	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.802678	16.777691	6.17%	1,496	2007
	15.095896	15.802678	4.68%	0	2006
	13.624087	15.095896	10.80%	0	2005
	12.199748	13.624087	11.68%	0	2004
	10.000000	12.199748	22.00%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.765778	14.921478	8.40%	607	2007
	12.106859	13.765778	13.70%	551	2006
	10.961939	12.106859	10.44%	616	2005
	10.110695	10.961939	8.42%	4,318	2004
	7.393089	10.110695	36.76%	3,459	2003
	9.287108	7.393089	-20.39%	353	2002
	9.582905	9.287108	-3.09%	263	2001
	10.000000	9.582905	-4.17%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.569232	15.790504	25.63%	1,592	2007
	11.832735	12.569232	6.22%	0	2006
	11.010106	11.832735	7.47%	0	2005
	9.919925	11.010106	10.99%	0	2004
	10.000000	9.919925	-0.80%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.681938	7.743560	0.80%	112	2007
	6.751740	7.681938	13.78%	83	2006
	6.973796	6.751740	-3.18%	124	2005
	6.495993	6.973796	7.36%	103	2004
	5.294110	6.495993	22.70%	0	2003
	6.868994	5.294110	-22.93%	0	2002
	8.715976	6.868994	-21.19%	0	2001
	10.000000	8.715976	-12.84%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.440554	14.550116	16.96%	211	2007
	11.088314	12.440554	12.20%	1,052	2006
	10.000000	11.088314	10.88%	985	2005*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.188485	11.295969	0.96%	1,963	2007
	10.258425	11.188485	9.07%	2,595	2006
	10.000000	10.258425	2.58%	4,195	2005*

AIM Dynamics Fund: Investor Class	7.034672	7.788016	10.71%	19,417	2007
	6.125402	7.034672	14.84%	25,656	2006
	5.631591	6.125402	8.77%	29,052	2005
	5.104905	5.631591	10.32%	25.205	2004
	3.746112	5.104905	36.27%	21,266	2003
	5.680666	3.746112	-34.06%	15,712	2002
	8.590146	5.680666	-33.87%	10,338	2001
	10.000000	8.590146	-14.10%	166	2000*

AIM Small Cap Growth Fund: Investor Class	10.186768	11.181158	9.76%	1,959	2007
	10.000000	10.186768	1.87%	2,367	2006*

American Century Growth: Investor Class	6.796186	7.968489	17.25%	25,705	2007
	6.388427	6.796186	6.38%	32,823	2006
	6.182870	6.388427	3.32%	23,179	2005
	5.708312	6.182870	8.31%	19,497	2004
	4.655706	5.708312	22.61%	7,867	2003
	6.395245	4.655706	-27.20%	5,580	2002
	7.979607	6.395245	-19.86%	1,068	2001
	10.000000	7.979607	-20.20%	1,018	2000*

American Century Income & Growth: Advisor Class	10.677020	10.464910	-1.99%	17,248	2007
	9.270271	10.677020	15.17%	16,467	2006
	8.998683	9.270271	3.02%	17,597	2005
	8.101142	8.998683	11.08%	12,946	2004
	6.355989	8.101142	27.46%	14,393	2003
	8.022025	6.355989	-20.77%	15,616	2002
	8.909987	8.022025	-9.97%	3,180	2001
	10.000000	8.909987	-10.90%	170	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.480066	10.920762	15.20%	1,250	2007
	7.713081	9.480066	22.91%	1,825	2006
	6.922233	7.713081	11.42%	1,975	2005
	6.105758	6.922233	13.37%	1,998	2004
	4.952058	6.105758	23.30%	1,998	2003
	6.240467	4.952058	-20.65%	2,044	2002
	8.674874	6.240467	-28.06%	1,265	2001
	10.000000	8.674874	-13.25%	351	2000*

American Century Short Term Government: Investor Class	11.715253	12.279816	4.82%	11,987	2007
	11.429344	11.715253	2.50%	10,750	2006
	11.407263	11.429344	0.19%	8,669	2005
	11.499296	11.407263	-0.80%	8,615	2004
	11.539820	11.499296	-0.35%	6,467	2003
	11.126898	11.539820	3.71%	3,095	2002
	10.537875	11.126898	5.59%	546	2001
	10.000000	10.537875	5.38%	0	2000*

American Century Ultra: Investor Class	6.604158	7.928321	20.05%	19,237	2007
	6.928570	6.604158	-4.68%	20,437	2006
	6.884415	6.928570	0.64%	25,740	2005
	6.310791	6.884415	9.09%	24,547	2004
	5.089179	6.310791	24.00%	18,574	2003
	6.719494	5.089179	-24.26%	14,956	2002
	7.986087	6.719494	-15.86%	9,096	2001
	10.000000	7.986087	-20.14%	3,214	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.415331	17.909821	16.18%	3,593	2007
	12.526789	15.415331	23.06%	2,097	2006
	11.250930	12.526789	11.34%	1,094	2005
	10.000000	11.250930	12.51%	595	2004*

Dreyfus Appreciation Fund, Inc.	10.380657	10.898671	4.99%	10,178	2007
	9.059713	10.380657	14.58%	8,379	2006
	8.827204	9.059713	2.63%	9,352	2005
	8.484437	8.827204	4.04%	7,550	2004
	7.151216	8.484437	18.64%	7,534	2003
	8.758045	7.151216	-18.35%	4,666	2002
	9.958126	8.758045	-12.05%	1,137	2001
	10.000000	9.958126	-0.42%	233	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.597214	11.056193	-12.23%	0	2007
	11.938232	12.597214	5.52%	0	2006
	11.095527	11.938232	7.59%	0	2005
	9.856148	11.095527	12.57%	0	2004
	7.170087	9.856148	37.46%	0	2003
	9.113078	7.170087	-21.32%	0	2002
	10.265356	9.113078	-11.22%	0	2001
	10.000000	10.265356	2.65%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.631547	11.012053	3.58%	12,520	2007
	9.849248	10.631547	7.94%	12,065	2006
	10.127537	9.849248	-2.75%	11,804	2005
	10.000000	10.127537	1.28%	7,904	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.402124	6.785534	5.99%	2,951	2007
	5.959309	6.402124	7.43%	3,011	2006
	5.844155	5.959309	1.97%	3,332	2005
	5.598328	5.844155	4.39%	5,662	2004
	4.512953	5.598328	24.05%	4,565	2003
	6.484016	4.512953	-30.40%	2,324	2002
	8.625964	6.484016	-24.83%	1,528	2001
	10.000000	8.625964	-13.74%	1,364	2000*

Federated Bond Fund: Class F Shares	14.223621	14.724575	3.52%	3,670	2007
	13.638026	14.223621	4.29%	3,139	2006
	13.582381	13.638026	0.41%	3,033	2005
	12.906960	13.582381	5.23%	2,715	2004
	11.603363	12.906960	11.23%	2,473	2003
	11.011157	11.603363	5.38%	1,729	2002
	10.411592	11.011157	5.76%	333	2001
	10.000000	10.411592	4.12%	169	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.053999	10.090819	0.37%	620	2007
	8.315673	10.053999	20.90%	620	2006
	8.190739	8.315673	1.53%	620	2005
	7.356841	8.190739	11.34%	620	2004
	6.023093	7.356841	22.14%	71	2003
	7.585100	6.023093	-20.59%	0	2002
	8.678320	7.585100	-12.60%	0	2001
	10.000000	8.678320	-13.22%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	12.957414	13.171113	1.65%	7,668	2007
	11.822213	12.957414	9.60%	6,458	2006
	11.711207	11.822213	0.95%	5,881	2005
	10.645415	11.711207	10.01%	3,798	2004
	8.795198	10.645415	21.04%	1,156	2003
	8.919182	8.795198	-1.39%	657	2002
	9.225056	8.919182	-3.32%	144	2001
	10.000000	9.225056	-7.75%	43	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.923836	13.467825	4.21%	3,246	2007
	12.573512	12.923836	2.79%	2,924	2006
	12.501251	12.573512	0.58%	2,709	2005
	12.289319	12.501251	1.72%	2,086	2004
	11.759931	12.289319	4.50%	1,524	2003
	10.956671	11.759931	7.33%	212	2002
	10.354290	10.956671	5.82%	0	2001
	10.000000	10.354290	3.54%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.359753	12.144943	6.91%	3,173	2007
	10.335978	11.359753	9.90%	3,177	2006
	9.961391	10.335978	3.76%	3,803	2005
	9.609203	9.961391	3.67%	5,702	2004
	8.272082	9.609203	16.16%	6,588	2003
	9.203576	8.272082	-10.12%	4,371	2002
	9.503531	9.203576	-3.16%	1,073	2001
	10.000000	9.503531	-4.96%	537	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.982969	8.691727	24.47%	17,649	2007
	6.650228	6.982969	5.00%	13,106	2006
	6.403201	6.650228	3.86%	10,485	2005
	6.317613	6.403201	1.35%	9,403	2004
	4.853795	6.317613	30.16%	7,401	2003
	7.089774	4.853795	-31.54%	5,405	2002
	8.767828	7.089774	-19.14%	308	2001
	10.000000	8.767828	-12.32%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.134634	15.446334	2.06%	27,235	2007
	13.117149	15.134634	15.38%	24,571	2006
	12.506032	13.117149	4.89%	20,939	2005
	11.318168	12.506032	10.50%	18,912	2004
	8.919919	11.318168	26.89%	13,682	2003
	10.712074	8.919919	-16.73%	7,824	2002
	11.116157	10.712074	-3.64%	1,111	2001
	10.000000	11.116157	11.16%	690	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.069848	9.786448	21.27%	7,580	2007
	7.796218	8.069848	3.51%	10,609	2006
	7.282057	7.796218	6.77%	8,219	2005
	6.900394	7.282057	5.53%	7,736	2004
	5.411322	6.900394	27.52%	5,390	2003
	7.070458	5.411322	-23.47%	4,685	2002
	8.443095	7.070458	-16.26%	3,286	2001
	10.000000	8.443095	-15.57%	914	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.642038	15.757119	0.74%	1,134	2007
	13.730307	15.642038	13.92%	1,594	2006
	13.317356	13.730307	3.10%	1,675	2005
	11.765448	13.317356	13.19%	802	2004
	8.311871	11.765448	41.55%	1,589	2003
	8.788167	8.311871	-5.42%	702	2002
	9.024990	8.788167	-2.62%	360	2001
	10.000000	9.024990	-9.75%	317	2000*

Fidelity Advisor Overseas Fund: Class A	11.880971	13.700732	15.32%	337	2007
	10.134575	11.880971	17.23%	337	2006
	8.995679	10.134575	12.66%	421	2005
	8.077770	8.995679	11.36%	885	2004
	5.679602	8.077770	42.22%	259	2003
	7.216084	5.679602	-21.29%	71	2002
	9.168643	7.216084	-21.30%	0	2001
	10.000000	9.168643	-8.31%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.981232	17.281415	15.35%	5,757	2007
	12.902681	14.981232	16.11%	4,108	2006
	11.025556	12.902681	17.03%	3,107	2005
	10.000000	11.025556	10.26%	1,686	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.698418	21.616450	-4.77%	22,835	2007
	19.794599	22.698418	14.67%	21,995	2006
	18.110092	19.794599	9.30%	21,584	2005
	14.665332	18.110092	23.49%	13,654	2004
	11.484125	14.665332	27.70%	6,615	2003
	12.392175	11.484125	-7.33%	3,239	2002
	10.684290	12.392175	15.99%	674	2001
	10.000000	10.684290	6.84%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.626141	17.885249	1.47%	18,640	2007
	15.159399	17.626141	16.27%	19,770	2006
	13.985709	15.159399	8.39%	20,476	2005
	12.503848	13.985709	11.85%	15,839	2004
	10.055126	12.503848	24.35%	12,156	2003
	11.489770	10.055126	-12.49%	8,585	2002
	11.006218	11.489770	4.39%	783	2001
	10.000000	11.006218	10.06%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.072681	8.883381	10.04%	21,901	2007
	7.618197	8.072681	5.97%	21,468	2006
	6.992543	7.618197	8.95%	18,502	2005
	6.277004	6.992543	11.40%	13,956	2004
	4.626215	6.277004	35.68%	7,317	2003
	6.666321	4.626215	-30.60%	6,378	2002
	8.512713	6.666321	-21.69%	2,304	2001
	10.000000	8.512713	-14.87%	330	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.959026	17.017897	13.76%	7,313	2007
	12.496550	14.959026	19.71%	8,704	2006
	11.513291	12.496550	8.54%	5,434	2005
	10.000000	11.513291	15.13%	2,044	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.674496	12.036422	3.10%	1,738	2007
	10.553133	11.674496	10.63%	1,729	2006
	10.442464	10.553133	1.06%	1,465	2005
	9.766765	10.442464	6.92%	1,477	2004
	8.369251	9.766765	16.70%	295	2003
	9.684942	8.369251	-13.58%	0	2002
	10.000000	9.684942	-3.15%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.691711	12.656006	8.25%	5,623	2007
	10.746137	11.691711	8.80%	10,462	2006
	10.127421	10.746137	6.11%	11,538	2005
	9.478675	10.127421	6.84%	11,982	2004
	8.436499	9.478675	12.35%	9,263	2003
	9.162562	8.436499	-7.92%	7,799	2002
	9.771288	9.162562	-6.23%	1,234	2001
	10.000000	9.771288	-2.29%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.441073	17.951029	24.31%	354	2007
	10.131345	14.441073	42.54%	354	2006
	7.803777	10.131345	29.83%	478	2005
	6.606960	7.803777	18.11%	1,092	2004
	4.974186	6.606960	32.82%	489	2003
	6.786184	4.974186	-26.70%	271	2002
	8.918728	6.786184	-23.91%	77	2001
	10.000000	8.918728	-10.81%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.536237	8.088656	7.33%	10,097	2007
	6.539502	7.536237	15.24%	11,712	2006
	6.255792	6.539502	4.54%	16,921	2005
	6.060967	6.255792	3.21%	17,291	2004
	5.006864	6.060967	21.05%	18,785	2003
	6.865837	5.006864	-27.08%	15,457	2002
	8.828146	6.865837	-22.23%	9,448	2001
	10.000000	8.828146	-11.72%	3,130	2000*

Janus Fund	6.185061	7.022679	13.54%	9,558	2007
	5.674841	6.185061	8.99%	13,276	2006
	5.537706	5.674841	2.48%	14,399	2005
	5.367621	5.537706	3.17%	14,559	2004
	4.135334	5.367621	29.80%	14,007	2003
	5.792910	4.135334	-28.61%	10,141	2002
	7.955688	5.792910	-27.19%	7,913	2001
	10.000000	7.955688	-20.44%	2,100	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.444792	8.633422	33.96%	13,396	2007
	5.823191	6.444792	10.67%	11,334	2006
	5.399959	5.823191	7.84%	14,034	2005
	4.422663	5.399959	22.10%	18,025	2004
	3.581326	4.422663	23.49%	20,088	2003
	4.783010	3.581326	-25.12%	16,466	2002
	6.856048	4.783010	-30.24%	15,630	2001
	10.000000	6.856048	-31.44%	2,998	2000*

Janus Worldwide Fund	6.710649	7.223304	7.64%	648	2007
	5.775385	6.710649	16.19%	648	2006
	5.536695	5.775385	4.31%	894	2005
	5.323440	5.536695	4.01%	978	2004
	4.347960	5.323440	22.44%	978	2003
	5.963384	4.347960	-27.09%	978	2002
	7.846884	5.963384	-24.00%	1,329	2001
	10.000000	7.846884	-21.53%	1,144	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.373264	16.910101	-7.96%	827	2007
	15.965340	18.373264	15.08%	682	2006
	15.587418	15.965340	2.42%	705	2005
	13.765910	15.587418	13.23%	941	2004
	10.080904	13.765910	36.55%	892	2003
	12.448098	10.080904	-19.02%	1,886	2002
	10.733803	12.448098	15.97%	101	2001
	10.000000	10.733803	7.34%	0	2000*

Nationwide Bond Fund: Class D	13.958541	14.594544	4.56%	4,455	2007
	13.566752	13.958541	2.89%	4,277	2006
	13.348603	13.566752	1.63%	4,262	2005
	12.921136	13.348603	3.31%	3,635	2004
	12.323899	12.921136	4.85%	3,290	2003
	11.444561	12.323899	7.68%	1,335	2002
	10.572997	11.444561	8.24%	668	2001
	10.000000	10.572997	5.73%	194	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.752031	13.359607	4.76%	7,130	2007
	12.471724	12.752031	2.25%	6,032	2006
	12.422813	12.471724	0.39%	4,478	2005
	12.152046	12.422813	2.23%	3,605	2004
	11.951293	12.152046	1.68%	1,592	2003
	11.079650	11.951293	7.87%	394	2002
	10.493140	11.079650	5.59%	0	2001
	10.000000	10.493140	4.93%	0	2000*

Nationwide Government Bond Fund: Class D	13.526327	14.360976	6.17%	7,758	2007
	13.214863	13.526327	2.36%	7,085	2006
	13.046553	13.214863	1.29%	6,192	2005
	12.799935	13.046553	1.93%	4,942	2004
	12.746420	12.799935	0.42%	3,977	2003
	11.654294	12.746420	9.37%	1,423	2002
	10.950362	11.654294	6.43%	425	2001
	10.000000	10.950362	9.50%	0	2000*

Nationwide Growth Fund: Class A	11.805827	13.876888	17.54%	971	2007
	11.301014	11.805827	4.47%	1,656	2006
	10.806298	11.301014	4.58%	6,861	2005
	10.172447	10.806298	6.23%	5,708	2004
	10.000000	10.172447	1.72%	5,092	2003*

Nationwide Growth Fund: Class D	5.643295	6.650925	17.86%	802	2007
	5.386180	5.643295	4.77%	820	2006
	5.129089	5.386180	5.01%	910	2005
	4.814019	5.129089	6.54%	1,516	2004
	3.672095	4.814019	31.10%	1,612	2003
	5.226331	3.672095	-29.74%	1,324	2002
	7.344506	5.226331	-28.84%	607	2001
	10.000000	7.344506	-26.55%	607	2000*

Nationwide International Index Fund: Class A	13.098523	14.218641	8.55%	309	2007
	10.578891	13.098523	23.82%	393	2006
	9.456046	10.578891	11.87%	414	2005
	8.053872	9.456046	17.41%	749	2004
	5.963672	8.053872	35.05%	300	2003
	7.353094	5.963672	-18.90%	163	2002
	9.630677	7.353094	-23.65%	118	2001
	10.000000	9.630677	-3.69%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.278053	15.638096	-3.93%	6,369	2007
	13.645601	16.278053	19.29%	5,136	2006
	12.857034	13.645601	5.73%	3,178	2005
	11.257809	12.857034	14.21%	1,424	2004
	8.922373	11.257809	26.18%	544	2003
	10.501570	8.922373	-15.04%	420	2002
	11.191916	10.501570	-6.17%	205	2001
	10.000000	11.191916	11.92%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.179906	14.985126	5.68%	9,428	2007
	13.130877	14.179906	7.99%	8,928	2006
	11.914774	13.130877	10.21%	7,260	2005
	10.460225	11.914774	13.91%	5,452	2004
	7.898272	10.460225	32.44%	2,332	2003
	9.459491	7.898272	-16.50%	1,428	2002
	9.773554	9.459491	-3.21%	261	2001
	10.000000	9.773554	-2.26%	0	2000*

Nationwide Money Market Fund: Service Class	10.671569	11.015531	3.22%	48,367	2007
	10.373860	10.671569	2.87%	40,738	2006
	10.262598	10.373860	1.08%	28,840	2005
	10.343639	10.262598	-0.78%	23,536	2004
	10.443276	10.343639	-0.95%	25,133	2003
	10.491525	10.443276	-0.46%	16,107	2002
	10.297760	10.491525	1.88%	7,958	2001
	10.000000	10.297760	2.98%	174	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.647004	12.090744	3.81%	15,035	2007
	11.136924	11.647004	4.58%	33,171	2006
	10.950205	11.136924	1.71%	26,089	2005
	10.605380	10.950205	3.25%	23,190	2004
	9.996699	10.605380	6.09%	3,411	2003
	10.091371	9.996699	-0.94%	58	2002
	10.026870	10.091371	0.64%	0	2001
	10.000000	10.026870	0.27%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.825748	12.327762	4.25%	15,778	2007
	11.059451	11.825748	6.93%	16,160	2006
	10.748339	11.059451	2.89%	13,295	2005
	10.187101	10.748339	5.51%	5,742	2004
	9.104947	10.187101	11.89%	3,951	2003
	9.647960	9.104947	-5.63%	1,436	2002
	9.905932	9.647960	-2.60%	0	2001
	10.000000	9.905932	-0.94%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.805639	12.280728	4.02%	70,248	2007
	10.754358	11.805639	9.78%	67,080	2006
	10.352844	10.754358	3.88%	46,244	2005
	9.601045	10.352844	7.83%	27,947	2004
	8.138293	9.601045	17.97%	4,481	2003
	9.130251	8.138293	-10.86%	2,737	2002
	9.727261	9.130251	-6.14%	298	2001
	10.000000	9.727261	-2.73%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.894976	12.445713	4.63%	43,844	2007
	10.546315	11.894976	12.79%	47,022	2006
	9.997541	10.546315	5.49%	37,681	2005
	9.049890	9.997541	10.47%	24,956	2004
	7.270065	9.049890	24.48%	5,290	2003
	8.621655	7.270065	-15.68%	198	2002
	9.591819	8.621655	-10.11%	166	2001
	10.000000	9.591819	-4.08%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.837463	12.352035	4.35%	18,556	2007
	10.281189	11.837463	15.14%	17,323	2006
	9.673068	10.281189	6.29%	8,634	2005
	8.609651	9.673068	12.35%	4,346	2004
	6.633766	8.609651	29.79%	322	2003
	8.249387	6.633766	-19.58%	88	2002
	9.453704	8.249387	-12.74%	0	2001
	10.000000	9.453704	-5.46%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.394224	9.697539	3.23%	30,858	2007
	8.277555	9.394224	13.49%	45,384	2006
	8.057114	8.277555	2.74%	36,109	2005
	7.412514	8.057114	8.70%	26,705	2004
	5.885925	7.412514	25.94%	13,646	2003
	7.723817	5.885925	-23.80%	12,044	2002
	8.940568	7.723817	-13.61%	3,611	2001
	10.000000	8.940568	-10.59%	668	2000*

Nationwide Small Cap Fund: Class A	21.760541	20.148313	-7.41%	3,435	2007
	17.095081	21.760541	27.29%	5,348	2006
	14.158529	17.095081	20.74%	4,211	2005
	11.423314	14.158529	23.94%	2,698	2004
	7.831264	11.423314	45.87%	1,269	2003
	9.756098	7.831264	-19.73%	891	2002
	10.090883	9.756098	-3.32%	146	2001
	10.000000	10.090883	0.91%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.595491	14.034571	-3.84%	5,477	2007
	12.636649	14.595491	15.50%	5,544	2006
	12.288591	12.636649	2.83%	3,603	2005
	10.588823	12.288591	16.05%	2,141	2004
	7.387440	10.588823	43.34%	954	2003
	9.481590	7.387440	-22.09%	839	2002
	9.463689	9.481590	0.19%	277	2001
	10.000000	9.463689	-5.36%	0	2000*

Nationwide Value Opportunities Fund: Class A	16.865886	15.350403	-8.99%	1,068	2007
	14.522300	16.865886	16.14%	1,230	2006
	13.657292	14.522300	6.33%	1,728	2005
	12.220130	13.657292	11.76%	2,139	2004
	9.071142	12.220130	34.71%	958	2003
	10.748517	9.071142	-15.61%	480	2002
	10.709688	10.748517	0.36%	208	2001
	10.000000	10.709688	7.10%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.856127	11.543656	6.33%	5,311	2007
	9.675910	10.856127	12.20%	4,487	2006
	9.144644	9.675910	5.81%	3,913	2005
	8.453140	9.144644	8.18%	3,416	2004
	6.748557	8.453140	25.26%	1,682	2003
	8.263303	6.748557	-18.33%	1,265	2002
	9.523220	8.263303	-13.23%	566	2001
	10.000000	9.523220	-4.77%	228	2000*

Neuberger Berman Genesis Fund: Trust Class	22.943077	27.538065	20.03%	11,196	2007
	21.704842	22.943077	5.70%	14,272	2006
	18.936392	21.704842	14.62%	14,568	2005
	16.190821	18.936392	16.96%	11,608	2004
	12.478777	16.190821	29.75%	5,646	2003
	13.053256	12.478777	-4.40%	2,895	2002
	11.818605	13.053256	10.45%	1,527	2001
	10.000000	11.818605	18.19%	437	2000*

Neuberger Berman Guardian Fund: Trust Class	11.953613	12.649180	5.82%	3,265	2007
	10.703663	11.953613	11.68%	3,422	2006
	10.032231	10.703663	6.69%	3,409	2005
	8.780589	10.032231	14.25%	4,326	2004
	6.599329	8.780589	33.05%	4,019	2003
	9.037969	6.599329	-26.98%	1,590	2002
	9.351959	9.037969	-3.36%	659	2001
	10.000000	9.351959	-6.48%	217	2000*

Neuberger Berman Partners Fund: Trust Class	14.492512	15.686978	8.24%	784	2007
	13.008772	14.492512	11.41%	947	2006
	11.204311	13.008772	16.11%	1,059	2005
	9.552160	11.204311	17.30%	873	2004
	7.144661	9.552160	33.70%	619	2003
	9.654616	7.144661	-26.00%	726	2002
	10.126269	9.654616	-4.66%	704	2001
	10.000000	10.126269	1.26%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.440186	14.212677	5.75%	5,231	2007
	11.940078	13.440186	12.56%	3,882	2006
	11.275158	11.940078	5.90%	2,663	2005
	10.000000	11.275158	12.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.317460	9.324427	12.11%	20,813	2007
	7.850409	8.317460	5.95%	19,554	2006
	7.608315	7.850409	3.18%	18,270	2005
	7.251992	7.608315	4.91%	14,237	2004
	5.684252	7.251992	27.58%	8,202	2003
	7.821894	5.684252	-27.33%	5,466	2002
	9.091985	7.821864	-13.97%	3,332	2001
	10.000000	9.091985	-9.08%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.131623	12.926913	-1.56%	2,763	2007
	12.202423	13.131623	7.61%	1,956	2006
	12.061093	12.202423	1.17%	2,267	2005
	11.206497	12.061093	7.63%	282	2004
	10.000000	11.206497	12.06%	23	2003*

Oppenheimer Global Fund: Class A	13.496710	14.093507	4.42%	6,732	2007
	11.667114	13.496710	15.68%	7,263	2006
	10.399712	11.667114	12.19%	8,410	2005
	8.892350	10.399712	16.95%	9,916	2004
	6.306488	8.892350	41.00%	11,076	2003
	8.251822	6.306488	-23.57%	9,794	2002
	9.494192	8.251822	-13.09%	5,802	2001
	10.000000	9.494192	-5.06%	2,819	2000*

Oppenheimer Strategic Income Fund: Class A	14.752031	15.877861	7.63%	9,647	2007
	13.900889	14.752031	6.12%	6,425	2006
	13.542123	13.900889	2.65%	6,934	2005
	12.535852	13.542123	8.03%	3,744	2004
	10.636303	12.535852	17.86%	1,272	2003
	10.101298	10.636303	5.30%	564	2002
	9.897617	10.101298	2.06%	236	2001
	10.000000	9.897617	-1.02%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.994840	15.671476	4.51%	21,092	2007
	12.959922	14.994840	15.70%	20,279	2006
	11.530336	12.959922	12.40%	16,742	2005
	10.000000	11.530336	15.30%	10,994	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.291531	14.220273	6.99%	21,628	2007
	13.029684	13.291531	2.01%	20,820	2006
	12.911468	13.029684	0.92%	22,622	2005
	12.520319	12.911468	3.12%	16,096	2004
	12.092198	12.520319	3.54%	11,449	2003
	11.191014	12.092198	8.05%	6,478	2002
	10.421817	11.191014	7.38%	798	2001
	10.000000	10.421817	4.22%	0	2000*

Putnam International Equity Fund: Class A	20.307588	21.693425	6.82%	259	2007
	16.068210	20.307588	26.38%	259	2006
	14.482681	16.068210	10.95%	259	2005
	12.643169	14.482681	14.55%	259	2004
	10.000000	12.643169	26.43%	0	2003*

Putnam Voyager Fund: Class A	13.063697	13.555227	3.76%	393	2007
	12.596612	13.063697	3.71%	203	2006
	12.115412	12.596612	3.97%	132	2005
	11.731134	12.115412	3.28%	0	2004
	10.000000	11.731134	17.31%	26	2003*

Templeton Foreign Fund: Class A	16.464699	19.022673	15.54%	3,580	2007
	13.929869	16.464699	18.20%	4,260	2006
	12.775753	13.929869	9.03%	4,541	2005
	10.973038	12.775753	16.43%	5,056	2004
	8.531093	10.973038	28.62%	6,133	2003
	9.475781	8.531093	-9.97%	4.13	2002
	10.443442	9.475781	-9.27%	1,670	2001
	10.000000	10.443442	4.43%	117	2000*

Van Kampen Growth and Income Fund: Class A	17.213616	17.395465	1.06%	14,107	2007
	15.055890	17.213616	14.33%	10,533	2006
	13.903860	15.055890	8.29%	8,303	2005
	12.382258	13.903860	12.29%	3,595	2004
	10.000000	12.382258	23.82%	804	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.203760	21.950433	20.58%	3,842	2007
	16.945057	18.203760	7.43%	3,264	2006
	14.619253	16.945057	15.91%	2,270	2005
	12.257017	14.619253	19.27%	617	2004
	10.000000	12.257017	22.57%	9	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.682039	21.734392	-18.54%	5,272	2007
	19.697549	26.682039	35.46%	8,304	2006
	17.140975	19.697549	14.91%	5,688	2005
	12.725848	17.140975	34.69%	4,133	2004
	10.000000	12.725848	27.26%	354	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.773367	16.738040	6.12%	2,216	2007
	15.075511	15.773367	4.63%	1,877	2006
	13.612574	15.075511	10.75%	2,015	2005
	12.195619	13.612574	11.62%	1,080	2004
	10.000000	12.195619	21.96%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.719347	14.863574	8.34%	10,188	2007
	12.072136	13.719347	13.64%	12,415	2006
	10.936020	12.072136	10.39%	12,799	2005
	10.091907	10.936020	8.36%	11,248	2004
	7.383083	10.091907	36.69%	9,022	2003
	9.279248	7.383083	-20.43%	6,647	2002
	9.579686	9.279248	-3.14%	3,733	2001
	10.000000	9.579686	-4.20%	561	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.549161	15.757247	25.56%	6,284	2007
	11.819822	12.549161	6.17%	3,234	2006
	11.003646	11.819822	7.42%	1,336	2005
	9.919127	11.003646	10.93%	314	2004
	10.000000	9.919127	-0.81%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.657653	7.715150	0.75%	1,163	2007
	6.733800	7.657653	13.72%	1,520	2006
	6.958784	6.733800	-3.23%	2,038	2005
	6.485293	6.958784	7.30%	1,940	2004
	5.288064	6.485293	22.64%	1,771	2003
	6.864646	5.288064	-22.97%	1,370	2002
	8.714916	6.864646	-21.23%	1,008	2001
	10.000000	8.714916	-12.85%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.429673	14.529982	16.90%	5,039	2007
	11.084220	12.429673	12.14%	4,379	2006
	10.000000	11.084220	10.84%	5,075	2005*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.180215	11.281869	0.91%	361	2007
	10.256031	11.180215	9.01%	365	2006
	10.000000	10.256031	2.56%	379	2005*

AIM Dynamics Fund: Investor Class	7.010924	7.757777	10.65%	2,491	2007
	6.107804	7.010924	14.79%	2,888	2006
	5.618256	6.107804	8.71%	4,217	2005
	5.095399	5.618256	10.26%	4,623	2004
	3.741024	5.095399	36.20%	3,870	2003
	5.675844	3.741024	-34.09%	3,259	2002
	8.587266	5.675844	-33.90%	1,636	2001
	10.000000	8.587266	-14.13%	438	2000*

AIM Small Cap Growth Fund: Investor Class	10.182988	11.171305	9.71%	2,018	2007
	10.000000	10.182988	1.83%	1,920	2006*
					\

American Century Growth: Investor Class	6.773257	7.937555	17.19%	2,009	2007
	6.370094	6.773257	6.33%	1,551	2006
	6.168243	6.370094	3.27%	2,381	2005
	5.697680	6.168243	8.26%	1,732	2004
	4.649393	5.697680	22.55%	941	2003
	6.389818	4.649393	-27.24%	435	2002
	7.976922	6.389818	-19.90%	87	2001
	10.000000	7.976922	-20.23%	0	2000*

American Century Income & Growth: Advisor Class	10.641024	10.424313	-2.04%	2,632	2007
	9.243694	10.641024	15.12%	2,882	2006
	8.977426	9.243694	2.97%	3,590	2005
	8.086103	8.977426	11.02%	3,171	2004
	6.347409	8.086103	27.39%	2,231	2003
	8.015252	6.347409	-20.81%	1,944	2002
	8.906998	8.015252	-10.01%	1,264	2001
	10.000000	8.906998	-10.93%	681	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.448092	10.878374	15.14%	749	2007
	7.690956	9.448092	22.85%	749	2006
	6.905858	7.690956	11.37%	749	2005
	6.094402	6.905858	13.31%	749	2004
	4.945354	6.094402	23.23%	748	2003
	6.235181	4.945354	-20.69%	748	2002
	8.671954	6.235181	-28.10%	402	2001
	10.000000	8.671954	-13.28%	0	2000*

American Century Short Term Government: Investor Class	11.675733	12.232144	4.77%	555	2007
	11.396548	11.675733	2.45%	317	2006
	11.380278	11.396548	0.14%	296	2005
	11.477926	11.380278	-0.85%	207	2004
	11.524226	11.477926	-0.40%	74	2003
	11.117502	11.524226	3.66%	31	2002
	10.534339	11.117502	5.54%	93	2001
	10.000000	10.534339	5.34%	0	2000*

American Century Ultra: Investor Class	6.581838	7.897505	19.99%	3,053	2007
	6.908654	6.581838	-4.73%	2,560	2006
	6.868113	6.908654	0.59%	2,222	2005
	6.299038	6.868113	9.03%	1,868	2004
	5.082284	6.299038	23.94%	1,743	2003
	6.713812	5.082284	-24.30%	1,678	2002
	7.983407	6.713812	-15.90%	899	2001
	10.000000	7.983407	-20.17%	247	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.394583	17.876609	16.12%	686	2007
	12.516263	15.394583	23.00%	331	2006
	11.247161	12.516263	11.28%	19	2005
	10.000000	11.247161	12.47%	3	2004*

Dreyfus Appreciation Fund, Inc.	10.345627	10.856353	4.94%	7,787	2007
	9.033714	10.345627	14.52%	5,955	2006
	8.806327	9.033714	2.58%	5,307	2005
	8.468670	8.806327	3.99%	3,423	2004
	7.141550	8.468670	18.58%	1,596	2003
	8.750643	7.141550	-18.39%	1,368	2002
	9.954789	8.750643	-12.10%	194	2001
	10.000000	9.954789	-0.45%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.554646	11.013202	-12.28%	0	2007
	11.903916	12.554646	5.47%	0	2006
	11.069230	11.903916	7.54%	0	2005
	9.837785	11.069230	12.52%	0	2004
	7.160353	9.837785	37.39%	0	2003
	9.105357	7.160353	-21.36%	0	2002
	10.261913	9.105357	-11.27%	0	2001
	10.000000	10.261913	2.62%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.620598	10.995097	3.53%	495	2007
	9.844086	10.620598	7.89%	444	2006
	10.127340	9.844086	-2.80%	390	2005
	10.000000	10.127340	1.27%	389	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.380503	6.759169	5.93%	60	2007
	5.942187	6.380503	7.38%	130	2006
	5.830315	5.942187	1.92%	70	2005
	5.587893	5.830315	4.34%	114	2004
	4.506827	5.587893	23.99%	7	2003
	6.478513	4.506827	-30.43%	0	2002
	8.623059	6.478513	-24.87%	0	2001
	10.000000	8.623059	-13.77%	0	2000*

Federated Bond Fund: Class F Shares	14.175611	14.667396	3.47%	0	2007
	13.598875	14.175611	4.24%	0	2006
	13.550248	13.598875	0.36%	0	2005
	12.882969	13.550248	5.18%	0	2004
	11.587676	12.882969	11.18%	0	2003
	11.001847	11.587676	5.32%	0	2002
	10.408109	11.001847	5.70%	0	2001
	10.000000	10.408109	4.08%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	10.022180	10.053757	0.32%	0	2007
	8.293537	10.022180	20.84%	7	2006
	8.173077	8.293537	1.47%	25	2005
	7.344705	8.173077	11.28%	54	2004
	6.016211	7.344705	22.08%	54	2003
	7.580293	6.016211	-20.63%	277	2002
	8.677258	7.580293	-12.64%	25	2001
	10.000000	8.677258	-13.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	12.913621	13.119902	1.60%	838	2007
	11.788223	12.913621	9.55%	738	2006
	11.683450	11.788223	0.90%	952	2005
	10.625574	11.683450	9.96%	562	2004
	8.783263	10.625574	20.98%	362	2003
	8.911602	8.783263	-1.44%	298	2002
	9.221921	8.911602	-3.37%	0	2001
	10.000000	9.221921	-7.78%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.882919	13.418337	4.16%	199	2007
	12.540048	12.882919	2.73%	194	2006
	12.474290	12.540048	0.53%	175	2005
	12.269038	12.474290	1.67%	124	2004
	11.746484	12.269038	4.45%	15	2003
	10.949696	11.746484	7.28%	0	2002
	10.352982	10.949696	5.76%	0	2001
	10.000000	10.352982	3.53%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.321422	12.097793	6.86%	1,319	2007
	10.306322	11.321422	9.85%	1,252	2006
	9.937839	10.306322	3.71%	1,248	2005
	9.591347	9.937839	3.61%	1,186	2004
	8.260903	9.591347	16.11%	1,402	2003
	9.195805	8.260903	-10.17%	1,284	2002
	9.500347	9.195805	-3.21%	31	2001
	10.000000	9.500347	-5.00%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.960868	8.659805	24.41%	4,596	2007
	6.632533	6.960868	4.95%	2,305	2006
	6.389396	6.632533	3.81%	1,719	2005
	6.307195	6.389396	1.30%	1,053	2004
	4.848254	6.307195	30.09%	1,573	2003
	7.085291	4.848254	-31.57%	1,013	2002
	8.766760	7.085291	-19.18%	0	2001
	10.000000	8.766760	-12.33%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.083568	15.386368	2.01%	4,683	2007
	13.079505	15.083568	15.32%	4,979	2006
	12.476448	13.079505	4.83%	4,298	2005
	11.297122	12.476448	10.44%	3,721	2004
	8.907850	11.297122	26.82%	3,070	2003
	10.703022	8.907850	-16.77%	2,370	2002
	11.112437	10.703022	-3.68%	270	2001
	10.000000	11.112437	11.12%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.042639	9.748477	21.21%	1,971	2007
	7.773869	8.042639	3.46%	1,599	2006
	7.264838	7.773869	6.72%	1,804	2005
	6.887564	7.264838	5.48%	2,060	2004
	5.404001	6.887564	27.45%	1,347	2003
	7.064476	5.404001	-23.50%	970	2002
	8.440262	7.064476	-16.30%	59	2001
	10.000000	8.440262	-15.60%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.589279	15.695965	0.68%	427	2007
	13.690923	15.589279	13.87%	437	2006
	13.285869	13.690923	3.05%	468	2005
	11.743589	13.285869	13.13%	468	2004
	8.300627	11.743589	41.48%	468	2003
	8.780732	8.300627	-5.47%	468	2002
	9.021948	8.780732	-2.67%	0	2001
	10.000000	9.021948	-9.78%	0	2000*

Fidelity Advisor Overseas Fund: Class A	11.843394	13.650435	15.26%	2	2007
	10.107632	11.843394	17.17%	2	2006
	8.976303	10.107632	12.60%	2	2005
	8.064465	8.976303	11.31%	2	2004
	5.673125	8.064465	42.15%	26	2003
	7.211514	5.673125	-21.33%	0	2002
	9.167524	7.211514	-21.34%	0	2001
	10.000000	9.167524	-8.32%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.961066	17.249366	15.30%	488	2007
	12.891829	14.961066	16.05%	181	2006
	11.021859	12.891829	16.97%	412	2005
	10.000000	11.021859	10.22%	107	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.626685	21.537144	-4.82%	1,395	2007
	19.742032	22.626685	14.61%	1,338	2006
	18.071134	19.742032	9.25%	1,422	2005
	14.641209	18.071134	24.43%	865	2004
	11.471045	14.641209	27.64%	527	2003
	12.384341	11.471045	-7.37%	459	2002
	10.682989	12.384341	15.93%	395	2001
	10.000000	10.682989	6.83%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.566650	17.815794	1.42%	4,092	2007
	15.115884	17.566650	16.21%	3,795	2006
	13.952614	15.115884	8.34%	3,751	2005
	12.480602	13.952614	11.79%	2,685	2004
	10.041519	12.480602	24.29%	1,713	2003
	11.480048	10.041519	-12.53%	1,257	2002
	11.002521	11.480048	4.34%	148	2001
	10.000000	11.002521	10.03%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.045403	8.848844	9.99%	4,032	2007
	7.596306	8.045403	5.91%	4,746	2006
	6.975979	7.596306	8.89%	4,484	2005
	6.265315	6.975979	11.34%	4,836	2004
	4.619942	6.265315	35.61%	3,738	2003
	6.660671	4.619942	-30.64%	2,421	2002
	8.509855	6.660671	-21.73%	3	2001
	10.000000	8.509855	-14.90%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.938890	16.986332	13.71%	2,128	2007
	12.486051	14.938890	19.64%	2,338	2006
	11.509431	12.486051	8.49%	1,804	2005
	10.000000	11.509431	15.09%	355	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.642457	11.997259	3.05%	1	2007
	10.529502	11.642457	10.57%	10	2006
	10.424349	10.529502	1.01%	39	2005
	9.754779	10.424349	6.86%	39	2004
	8.363217	9.754779	16.64%	39	2003
	9.682886	8.363217	-13.63%	39	2002
	10.000000	9.682886	-3.17%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.654753	12.609554	8.19%	2,357	2007
	10.717594	11.654753	8.74%	2,324	2006
	10.105627	10.717594	6.06%	2,481	2005
	9.463082	10.105627	6.79%	1,519	2004
	8.426889	9.463082	12.30%	1,465	2003
	9.156766	8.426889	-7.97%	1,684	2002
	9.770095	9.156766	-6.28%	109	2001
	10.000000	9.770095	-2.30%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.395403	17.885143	24.24%	7	2007
	10.104412	14.395403	42.47%	7	2006
	7.786955	10.104412	29.76%	14	2005
	6.596067	7.786955	18.05%	14	2004
	4.968510	6.596067	32.76%	6	2003
	6.781885	4.968510	-26.74%	0	2002
	8.917641	6.781885	-23.95%	0	2001
	10.000000	8.917641	-10.82%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.512411	8.058975	7.28%	103	2007
	6.522127	7.512411	15.18%	103	2006
	6.242328	6.522127	4.48%	103	2005
	6.050978	6.242328	3.16%	333	2004
	5.001147	6.050978	20.99%	661	2003
	6.861490	5.001147	-27.11%	804	2002
	8.827073	6.861490	-22.27%	739	2001
	10.000000	8.827073	-11.73%	0	2000*

Janus Fund	6.164189	6.995411	13.48%	2,631	2007
	5.658555	6.164189	8.94%	4,236	2006
	5.524607	5.658555	2.42%	2,368	2005
	5.357641	5.524607	3.12%	2,005	2004
	4.129733	5.357641	29.73%	1,198	2003
	5.788008	4.129733	-28.65%	924	2002
	7.953018	5.788008	-27.22%	865	2001
	10.000000	7.953018	-20.47%	443	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.423058	8.599917	33.89%	1,564	2007
	5.806493	6.423058	10.62%	1,787	2006
	5.387185	5.806493	7.78%	1,894	2005
	4.414435	5.387185	22.04%	1,984	2004
	3.576470	4.414435	23.43%	2,330	2003
	4.778957	3.576470	-25.16%	2,840	2002
	6.853752	4.778957	-30.27%	2,629	2001
	10.000000	6.853752	-31.46%	506	2000*

Janus Worldwide Fund	6.688003	7.195265	7.58%	0	2007
	5.758800	6.688003	16.14%	440	2006
	5.523587	5.758800	4.26%	440	2005
	5.313533	5.523587	3.95%	440	2004
	4.342071	5.313533	22.37%	440	2003
	5.958337	4.342071	-27.13%	440	2002
	7.844244	5.958337	-24.04%	440	2001
	10.000000	7.844244	-21.56%	440	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.311283	16.844450	-8.01%	214	2007
	15.919535	18.311283	15.02%	214	2006
	15.550563	15.919535	2.37%	214	2005
	13.740332	15.550563	13.17%	214	2004
	10.067278	13.740332	36.49%	214	2003
	12.437583	10.067278	-19.06%	234	2002
	10.730212	12.437583	15.91%	0	2001
	10.000000	10.730212	7.30%	0	2000*

Nationwide Bond Fund: Class D	13.911374	14.537810	4.50%	0	2007
	13.527755	13.911374	2.84%	0	2006
	13.316974	13.527755	1.58%	0	2005
	12.897062	13.316974	3.26%	35	2004
	12.307181	12.897062	4.79%	33	2003
	11.434837	12.307181	7.63%	1	2002
	10.569405	11.434837	8.19%	1	2001
	10.000000	10.569405	5.69%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.711654	13.310511	4.71%	224	2007
	12.438529	12.711654	2.20%	162	2006
	12.396020	12.438529	0.34%	103	2005
	12.131994	12.396020	2.18%	50	2004
	11.937628	12.131994	1.63%	0	2003
	11.072601	11.937628	7.81%	0	2002
	10.491816	11.072601	5.54%	0	2001
	10.000000	10.491816	4.92%	0	2000*

Nationwide Government Bond Fund: Class D	13.480704	14.305235	6.12%	211	2007
	13.176953	13.480704	2.31%	177	2006
	13.015708	13.176953	1.24%	162	2005
	12.776149	13.015708	1.88%	280	2004
	12.729200	12.776149	0.37%	115	2003
	11.644459	12.729200	9.32%	23	2002
	10.946692	11.644459	6.37%	0	2001
	10.000000	10.946692	9.47%	0	2000*

Nationwide Growth Fund: Class A	11.787711	13.848536	17.48%	0	2007
	11.289382	11.787711	4.41%	0	2006
	10.800641	11.289382	4.53%	0	2005
	10.172277	10.800641	6.18%	0	2004
	10.000000	10.172277	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.624266	6.625120	17.80%	0	2007
	5.370731	5.624266	4.72%	0	2006
	5.116963	5.370731	4.96%	0	2005
	4.805072	5.116963	6.49%	0	2004
	3.667124	4.805072	31.03%	0	2003
	5.221904	3.667124	-29.77%	0	2002
	7.342041	5.221904	-28.88%	0	2001
	10.000000	7.342041	-26.58%	0	2000*

Nationwide International Index Fund: Class A	13.057095	14.166441	8.50%	0	2007
	10.550757	13.057095	23.76%	0	2006
	9.435676	10.550757	11.82%	0	2005
	8.040601	9.435676	17.35%	9	2004
	5.956866	8.040601	34.98%	0	2003
	7.348440	5.956866	-18.94%	0	2002
	9.629504	7.348440	-23.69%	0	2001
	10.000000	9.629504	-3.70%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.223141	15.577386	-3.98%	531	2007
	13.606451	16.223141	19.23%	546	2006
	12.826632	13.606451	5.67%	698	2005
	11.236877	12.826632	14.15%	513	2004
	8.910299	11.236877	26.11%	511	2003
	10.492689	8.910299	-15.08%	471	2002
	11.188163	10.492689	-6.22%	236	2001
	10.000000	11.188163	11.88%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.135079	14.930136	5.62%	2,403	2007
	13.095997	14.135079	7.93%	2,156	2006
	11.889131	13.095997	10.15%	2,092	2005
	10.443012	11.889131	13.85%	813	2004
	7.889264	10.443012	32.37%	582	2003
	9.453502	7.889264	-16.55%	0	2002
	9.772361	9.453502	-3.26%	0	2001
	10.000000	9.772361	-2.28%	0	2000*

Nationwide Money Market Fund: Service Class	10.635509	10.972708	3.17%	5,314	2007
	10.344040	10.635509	2.82%	7,727	2006
	10.238278	10.344040	1.03%	7,472	2005
	10.324366	10.238278	-0.83%	3,461	2004
	10.429108	10.324366	-1.00%	2,844	2003
	10.482610	10.429108	-0.51%	1,150	2002
	10.294260	10.482610	1.83%	2,111	2001
	10.000000	10.294260	2.94%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.610181	12.046374	3.76%	85	2007
	11.107324	11.610181	4.53%	309	2006
	10.926636	11.107324	1.65%	509	2005
	10.587934	10.926636	3.20%	254	2004
	9.985311	10.587934	6.04%	13	2003
	10.084987	9.985311	-0.99%	0	2002
	10.025650	10.084987	0.59%	0	2001
	10.000000	10.025650	0.26%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.788356	12.282520	4.19%	1,677	2007
	11.030055	11.788356	6.87%	1,550	2006
	10.725207	11.030055	2.84%	1,449	2005
	10.170334	10.725207	5.46%	1,222	2004
	9.094580	10.170334	11.83%	13	2003
	9.641866	9.094580	-5.68%	0	2002
	9.904723	9.641866	-2.65%	141	2001
	10.000000	9.904723	-0.95%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.768301	12.235628	3.97%	15,480	2007
	10.725778	11.768301	9.72%	14,261	2006
	10.330556	10.725778	3.83%	14,095	2005
	9.585234	10.330556	7.78%	13,540	2004
	8.129015	9.585234	17.91%	20	2003
	9.124476	8.129015	-10.91%	20	2002
	9.726076	9.124476	-6.19%	0	2001
	10.000000	9.726076	-2.74%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.857331	12.399978	4.58%	14,842	2007
	10.518263	11.857331	12.73%	14,435	2006
	9.976000	10.518263	5.44%	13,666	2005
	9.034979	9.976000	10.42%	12,274	2004
	7.261770	9.034979	24.42%	2,568	2003
	8.616194	7.261770	-15.72%	2,050	2002
	9.590647	8.616194	-10.16%	0	2001
	10.000000	9.590647	-4.09%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.800038	12.306704	4.29%	1,813	2007
	10.253875	11.800038	15.08%	1,409	2006
	9.652265	10.253875	6.23%	1,425	2005
	8.595498	9.652265	12.29%	1,059	2004
	6.626215	8.595498	29.72%	351	2003
	8.244175	6.626215	-19.63%	306	2002
	9.452550	8.244175	-12.78%	0	2001
	10.000000	9.452550	-5.47%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.362512	9.659871	3.18%	15,003	2007
	8.253794	9.362512	13.43%	13,273	2006
	8.038054	8.253794	2.68%	11,102	2005
	7.398733	8.038054	8.64%	5,650	2004
	5.877957	7.398733	25.87%	3,471	2003
	7.717283	5.877957	-23.83%	3,032	2002
	8.937573	7.717283	-13.65%	1,442	2001
	10.000000	8.937573	-10.62%	670	2000*

Nationwide Small Cap Fund: Class A	21.687150	20.070106	-7.46%	58	2007
	17.046050	21.687150	27.23%	40	2006
	14.125058	17.046050	20.68%	33	2005
	11.402100	14.125058	23.88%	64	2004
	7.820677	11.402100	45.79%	5	2003
	9.747853	7.820677	-19.77%	0	2002
	10.087507	9.747853	-3.37%	0	2001
	10.000000	10.087507	0.88%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.549353	13.983068	-3.89%	1,718	2007
	12.603090	14.549353	15.44%	1,669	2006
	12.262167	12.603090	2.78%	1,746	2005
	10.571415	12.262167	15.99%	681	2004
	7.379022	10.571415	43.26%	578	2003
	9.475598	7.379022	-22.13%	323	2002
	9.462540	9.475598	0.14%	16	2001
	10.000000	9.462540	-5.37%	0	2000*

Nationwide Value Opportunities Fund: Class A	16.812607	15.294105	-9.03%	179	2007
	14.483753	16.812607	16.08%	202	2006
	13.627935	14.483753	6.28%	192	2005
	12.200044	13.627935	11.70%	218	2004
	9.060817	12.200044	34.65%	172	2003
	10.741736	9.060817	-15.65%	172	2002
	10.708390	10.741736	0.31%	44	2001
	10.000000	10.708390	7.08%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.819479	11.498821	6.28%	69	2007
	9.648130	10.819479	12.14%	54	2006
	9.122997	9.648130	5.76%	47	2005
	8.437406	9.122997	8.13%	68	2004
	6.739416	8.437406	25.19%	22	2003
	8.256316	6.739416	-18.37%	22	2002
	9.520033	8.256316	-13.27%	0	2001
	10.000000	9.520033	-4.80%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.865677	27.431161	19.97%	1,527	2007
	21.642569	22.865677	5.65%	1,322	2006
	18.891619	21.642569	14.56%	1,700	2005
	16.160740	18.891619	16.90%	1,393	2004
	12.461902	16.160740	29.68%	512	2003
	13.042221	12.461902	-4.45%	374	2002
	11.814635	13.042221	10.39%	61	2001
	10.000000	11.814635	18.15%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	11.913303	12.600091	5.76%	0	2007
	10.672968	11.913303	11.62%	5	2006
	10.008517	10.672968	6.64%	21	2005
	8.764272	10.008517	14.20%	50	2004
	6.590402	8.764272	32.99%	50	2003
	9.030327	6.590402	-27.02%	50	2002
	9.348824	9.030327	-3.41%	26	2001
	10.000000	9.348824	-6.51%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.443624	15.626087	8.19%	113	2007
	12.971453	14.443624	11.35%	129	2006
	11.177812	12.971453	16.05%	104	2005
	9.534407	11.177812	17.24%	35	2004
	7.134997	9.534407	33.63%	0	2003
	9.646461	7.134994	-26.04%	0	2002
	10.122886	9.646461	-4.71%	0	2001
	10.000000	10.122886	1.23%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.422080	14.186297	5.69%	20	2007
	11.930038	13.422080	12.51%	11	2006
	11.271378	11.930038	5.84%	0	2005
	10.000000	11.271378	12.71%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.291136	9.290178	12.05%	5,396	2007
	7.829529	8.291136	5.90%	5,076	2006
	7.591916	7.829529	3.13%	4,570	2005
	7.240038	7.591916	4.86%	4,339	2004
	5.677765	7.240038	27.52%	2,756	2003
	7.816946	5.677765	-27.37%	1,775	2002
	9.090872	7.816946	-14.01%	153	2001
	10.000000	9.090872	-9.09%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.107216	12.896305	-1.61%	0	2007
	12.185908	13.107216	7.56%	0	2006
	12.050867	12.185908	1.12%	0	2005
	11.202678	12.050867	7.57%	0	2004
	10.000000	11.202678	12.03%	0	2003*

Oppenheimer Global Fund: Class A	13.451130	14.038745	4.37%	2,899	2007
	11.633605	13.451130	15.62%	2,899	2006
	10.375080	11.633605	12.13%	3,045	2005
	8.875789	10.375080	16.89%	3,120	2004
	6.297940	8.875789	40.93%	3,050	2003
	8.244826	6.297940	-23.61%	1,264	2002
	9.491003	8.244826	-13.13%	671	2001
	10.000000	9.491003	-5.09%	0	2000*

Oppenheimer Strategic Income Fund: Class A	14.705386	15.819582	7.58%	1	2007
	13.863952	14.705386	6.07%	1	2006
	13.512976	13.863952	2.60%	4	2005
	12.515222	13.512976	7.97%	0	2004
	10.624187	12.515222	17.80%	0	2003
	10.094915	10.624187	5.24%	0	2002
	9.896413	10.094915	2.01%	0	2001
	10.000000	9.896413	-1.04%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.974661	15.642402	4.46%	2,088	2007
	12.949029	14.974661	15.64%	1,719	2006
	11.526477	12.949029	12.34%	1,363	2005
	10.000000	11.526477	15.26%	358	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.249463	14.168037	6.93%	2,896	2007
	12.995019	13.249463	1.96%	2,669	2006
	12.883636	12.995019	0.86%	2,350	2005
	12.499670	12.883636	3.07%	11,685	2004
	12.078384	12.499670	3.49%	7,845	2003
	11.183903	12.078354	8.00%	4,863	2002
	10.420509	11.183903	7.33%	123	2001
	10.000000	10.420509	4.21%	0	2000*

Putnam International Equity Fund: Class A	20.269913	21.642131	6.77%	6	2007
	16.046514	20.269913	26.32%	6	2006
	14.470440	16.046514	10.89%	6	2005
	12.638886	14.470440	14.49%	6	2004
	10.000000	12.638886	26.39%	49	2003*

Putnam Voyager Fund: Class A	13.039443	13.523142	3.71%	69	2007
	12.579589	13.039443	3.66%	52	2006
	12.105161	12.579589	3.92%	400	2005
	11.727158	12.105161	3.22%	0	2004
	10.000000	11.727158	17.27%	0	2003*

Templeton Foreign Fund: Class A	16.409151	18.948838	15.48%	100	2007
	13.889914	16.409151	18.14%	279	2006
	12.745556	13.889914	8.98%	292	2005
	10.952662	12.745556	16.37%	555	2004
	8.519550	10.952662	28.56%	384	2003
	9.467765	8.519550	-10.02%	94	2002
	10.439940	9.467765	-9.31%	0	2001
	10.000000	10.439940	4.40%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.181702	17.354356	1.00%	793	2007
	15.035573	17.181702	14.27%	663	2006
	13.892110	15.035573	8.23%	556	2005
	12.378070	13.892110	12.23%	35	2004
	10.000000	12.378070	23.78%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.169957	21.898486	20.52%	500	2007
	16.922159	18.169957	7.37%	443	2006
	14.606884	16.922159	15.85%	137	2005
	12.252862	14.606884	19.21%	0	2004
	10.000000	12.252862	22.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.632542	21.682996	-18.58%	228	2007
	19.670950	26.632542	35.39%	528	2006
	17.126492	19.670950	14.86%	897	2005
	12.721536	17.126492	34.63%	911	2004
	10.000000	12.721536	27.22%	48	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.744075	16.698428	6.06%	128	2007
	15.055144	15.744075	4.58%	106	2006
	13.601053	15.055144	10.69%	77	2005
	12.191484	13.601053	11.56%	0	2004
	10.000000	12.191484	21.91%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.673030	14.805829	8.28%	1,454	2007
	12.037466	13.673030	13.59%	1,392	2006
	10.910127	12.037466	10.33%	1,872	2005
	10.073122	10.910127	8.31%	1,509	2004
	7.373079	10.073122	36.62%	1,090	2003
	9.271389	7.373079	-20.47%	1,122	2002
	9.576473	9.271389	-3.19%	138	2001
	10.000000	9.576473	-4.24%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.529083	15.724023	25.50%	0	2007
	11.806889	12.529083	6.12%	0	2006
	10.997170	11.806889	7.36%	0	2005
	9.918325	10.997170	10.88%	0	2004
	10.000000	9.918325	-0.82%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.633440	7.686835	0.70%	52	2007
	6.715903	7.633440	13.66%	40	2006
	6.943802	6.715903	-3.28%	28	2005
	6.474624	6.943802	7.25%	22	2004
	5.282034	6.474624	22.58%	6	2003
	6.860301	5.282034	-23.01%	0	2002
	8.713852	6.860301	-21.27%	0	2001
	10.000000	8.713852	-12.86%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.418802	14.509871	16.84%	428	2007
	11.080134	12.418802	12.08%	373	2006
	10.000000	11.080134	10.80%	289	2005*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.171942	11.267771	0.86%	182	2007
	10.253636	11.171942	8.96%	182	2006
	10.000000	10.253636	2.54%	182	2005*

AIM Dynamics Fund: Investor Class	6.987242	7.727624	10.60%	998	2007
	6.090267	6.987242	14.73%	1,087	2006
	5.604954	6.090267	8.66%	1,087	2005
	5.085916	5.604954	10.21%	1,087	2004
	3.735960	5.085916	36.13%	1,802	2003
	5.671035	3.735960	-34.12%	1,581	2002
	8.584369	5.671035	-33.94%	1,234	2001
	10.000000	8.584369	-14.16%	48	2000*

AIM Small Cap Growth Fund: Investor Class	10.179233	11.161476	9.65%	254	2007
	10.000000	10.179233	1.79%	254	2006*

American Century Growth: Investor Class	6.750380	7.906711	17.13%	0	2007
	6.351801	6.750380	6.28%	0	2006
	6.153650	6.351801	3.22%	0	2005
	5.687082	6.153650	8.20%	0	2004
	4.643095	5.687082	22.48%	517	2003
	6.384404	4.643095	-27.27%	538	2002
	7.974245	6.384404	-19.94%	538	2001
	10.000000	7.974245	-20.26%	0	2000*

American Century Income & Growth: Advisor Class	10.605077	10.383794	-2.09%	1,059	2007
	9.217130	10.605077	15.06%	1,306	2006
	8.956159	9.217130	2.91%	1,306	2005
	8.071046	8.956159	10.97%	1,306	2004
	6.338797	8.071046	27.33%	1,327	2003
	8.008468	6.338797	-20.85%	1,178	2002
	8.904009	8.008468	-10.06%	6,701	2001
	10.000000	8.904009	-10.96%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.416206	10.836121	15.08%	0	2007
	7.668881	9.416206	22.78%	0	2006
	6.889521	7.668881	11.31%	0	2005
	6.083064	6.889521	13.26%	0	2004
	4.938653	6.083064	23.17%	0	2003
	6.229902	4.938653	-20.73%	0	2002
	8.669053	6.229902	-28.14%	0	2001
	10.000000	8.669053	-13.31%	0	2000*

American Century Short Term Government: Investor Class	11.636321	12.184641	4.71%	0	2007
	11.363832	11.636321	2.40%	0	2006
	11.353363	11.363832	0.09%	0	2005
	11.456588	11.353363	-0.90%	0	2004
	11.508633	11.456588	-0.45%	0	2003
	11.108093	11.508633	3.61%	0	2002
	10.530808	11.108093	5.48%	0	2001
	10.000000	10.530808	5.31%	0	2000*

American Century Ultra: Investor Class	6.559621	7.866823	19.93%	287	2007
	6.888826	6.559621	-4.78%	287	2006
	6.851861	6.888826	0.54%	287	2005
	6.287329	6.851861	8.98%	287	2004
	5.075401	6.287329	23.88%	313	2003
	6.708123	5.075401	-24.34%	280	2002
	7.980721	6.708123	-15.95%	190	2001
	10.000000	7.980721	-20.19%	57	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.373860	17.843429	16.06%	0	2007
	12.505729	15.373860	22.93%	0	2006
	11.243385	12.505729	11.23%	0	2005
	10.000000	11.243385	12.43%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.310711	10.814190	4.88%	0	2007
	9.007771	10.310711	14.46%	0	2006
	8.785486	9.007771	2.53%	0	2005
	8.452922	8.785486	3.93%	14,702	2004
	7.131882	8.452922	18.52%	45	2003
	8.743233	7.131882	-18.43%	23	2002
	9.951442	8.743233	-12.14%	23	2001
	10.000000	9.951442	-0.49%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.512262	10.970415	-12.32%	0	2007
	11.869740	12.512262	5.41%	0	2006
	11.043038	11.869740	7.49%	0	2005
	9.819482	11.043038	12.46%	0	2004
	7.150654	9.819482	37.32%	0	2003
	9.097640	7.150654	-21.40%	0	2002
	10.258464	9.097640	-11.32%	0	2001
	10.000000	10.258464	2.58%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.609635	10.978154	3.47%	0	2007
	9.838902	10.609635	7.83%	0	2006
	10.127145	9.838902	-2.85%	0	2005
	10.000000	10.127145	1.27%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.358988	6.732921	5.88%	0	2007
	5.925138	6.358988	7.32%	0	2006
	5.816534	5.925138	1.87%	0	2005
	5.577516	5.816534	4.29%	0	2004
	4.500731	5.577516	23.92%	0	2003
	6.473029	4.500731	-30.47%	0	2002
	8.620170	6.473029	-24.91%	0	2001
	10.000000	8.620170	-13.80%	0	2000*

Federated Bond Fund: Class F Shares	14.127715	14.610374	3.42%	0	2007
	13.559786	14.127715	4.19%	0	2006
	13.518156	13.559786	0.31%	0	2005
	12.858992	13.518156	5.13%	0	2004
	11.571984	12.858992	11.12%	289	2003
	10.992539	11.571984	5.27%	289	2002
	10.404603	10.992539	5.65%	289	2001
	10.000000	10.404603	4.05%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	9.990501	10.016856	0.26%	0	2007
	8.271506	9.990501	20.78%	0	2006
	8.155490	8.271506	1.42%	0	2005
	7.332610	8.155490	11.22%	0	2004
	6.009344	7.332610	22.02%	0	2003
	7.575494	6.009344	-20.67%	0	2002
	8.676199	7.575494	-12.69%	0	2001
	10.000000	8.676199	-13.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	12.869976	13.068886	1.55%	0	2007
	11.754331	12.869976	9.49%	0	2006
	11.655757	11.754331	0.85%	0	2005
	10.605771	11.655757	9.90%	0	2004
	8.771345	10.605771	20.91%	0	2003
	8.904030	8.771345	-1.49%	0	2002
	9.218789	8.904030	-3.41%	0	2001
	10.000000	9.218789	-7.81%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.842117	13.369013	4.10%	0	2007
	12.506663	12.842117	2.68%	0	2006
	12.447381	12.506663	0.48%	0	2005
	12.248790	12.447381	1.62%	0	2004
	11.733052	12.248790	4.40%	0	2003
	10.942730	11.733052	7.22%	0	2002
	10.351679	10.942730	5.71%	0	2001
	10.000000	10.351679	3.52%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.283186	12.050776	6.80%	0	2007
	10.276711	11.283186	9.79%	0	2006
	9.914299	10.276711	3.66%	0	2005
	9.573502	9.914299	3.56%	0	2004
	8.249713	9.573502	16.05%	0	2003
	9.188013	8.249713	-10.21%	0	2002
	9.497154	9.188013	-3.26%	0	2001
	10.000000	9.497154	-5.03%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.938828	8.627984	24.34%	106	2007
	6.614892	6.938828	4.90%	106	2006
	6.375624	6.614892	3.75%	106	2005
	6.296797	6.375624	1.25%	0	2004
	4.842719	6.296797	30.03%	0	2003
	7.080789	4.842719	-31.61%	0	2002
	8.765685	7.080789	-19.22%	0	2001
	10.000000	8.765685	-12.34%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	15.032687	15.326639	1.96%	1,134	2007
	13.041985	15.032687	15.26%	1,134	2006
	12.446949	13.041985	4.78%	1,134	2005
	11.276130	12.446949	10.38%	10,472	2004
	8.895791	11.276130	26.76%	10,140	2003
	10.693967	8.895791	-16.81%	16,776	2002
	11.108706	10.693967	-3.73%	0	2001
	10.000000	11.108706	11.09%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.015447	9.710561	21.15%	0	2007
	7.751511	8.015447	3.40%	0	2006
	7.247613	7.751511	6.67%	0	2005
	6.874721	7.247613	5.42%	0	2004
	5.396663	6.874721	27.39%	0	2003
	7.058486	5.396663	-23.54%	0	2002
	8.437434	7.058486	-16.34%	0	2001
	10.000000	8.437434	-15.63%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.536638	15.634977	0.63%	0	2007
	13.651604	15.536638	13.81%	0	2006
	13.254425	13.651604	3.00%	0	2005
	11.721742	13.254425	13.08%	0	2004
	8.289397	11.721742	41.41%	0	2003
	8.773314	8.289397	-5.52%	0	2002
	9.018930	8.773314	-2.72%	0	2001
	10.000000	9.018930	-9.81%	0	2000*

Fidelity Advisor Overseas Fund: Class A	11.805950	13.600332	15.20%	0	2007
	10.080779	11.805950	17.11%	0	2006
	8.956982	10.080779	12.55%	0	2005
	8.051184	8.956982	11.25%	0	2004
	5.666648	8.051184	42.08%	0	2003
	7.206949	5.666648	-21.37%	0	2002
	9.166403	7.206949	-21.38%	0	2001
	10.000000	9.166403	-8.34%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.940911	17.217332	15.24%	0	2007
	12.880975	14.940911	15.99%	0	2006
	11.018158	12.880975	16.91%	0	2005
	10.000000	11.018158	10.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.555129	21.458064	-4.86%	491	2007
	19.689564	22.555129	14.55%	491	2006
	18.032233	19.689564	9.19%	491	2005
	14.617108	18.032233	23.36%	219	2004
	11.457969	14.617108	27.57%	68	2003
	12.376509	11.457969	-7.42%	0	2002
	10.681689	12.376509	15.87%	0	2001
	10.000000	10.681689	6.82%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.507359	17.746600	1.37%	355	2007
	15.072479	17.507359	16.15%	437	2006
	13.919600	15.072479	8.28%	437	2005
	12.457382	13.919600	11.74%	437	2004
	10.027932	12.457382	24.23%	823	2003
	11.470342	10.027932	-12.58%	743	2002
	10.998835	11.470342	4.29%	4,717	2001
	10.000000	10.998835	9.99%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	8.018195	8.814423	9.93%	240	2007
	7.574457	8.018195	5.86%	317	2006
	6.959428	7.574457	8.84%	317	2005
	6.253631	6.959428	11.29%	317	2004
	4.613672	6.253631	35.55%	317	2003
	6.655025	4.613672	-30.67%	317	2002
	8.506987	6.655025	-21.77%	368	2001
	10.000000	8.506987	-14.93%	51	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.918765	16.954786	13.65%	0	2007
	12.475534	14.918765	19.58%	0	2006
	11.505560	12.475534	8.43%	0	2005
	10.000000	11.505560	15.06%	0	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.610513	11.958244	2.99%	0	2007
	10.505934	11.610513	10.51%	0	2006
	10.406289	10.505934	0.96%	0	2005
	9.742815	10.406289	6.81%	0	2004
	8.357202	9.742815	16.58%	0	2003
	9.680844	8.357202	-13.67%	0	2002
	10.000000	9.680844	-3.19%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.617882	12.563257	8.14%	0	2007
	10.689096	11.617882	8.69%	0	2006
	10.083861	10.689096	6.00%	0	2005
	9.447494	10.083861	6.74%	0	2004
	8.417288	9.447494	12.24%	0	2003
	9.150980	8.417288	-8.02%	0	2002
	9.768904	9.150980	-6.33%	0	2001
	10.000000	9.768904	-2.31%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.349833	17.819429	24.18%	0	2007
	10.077526	14.349833	42.39%	0	2006
	7.770171	10.077526	29.70%	0	2005
	6.585190	7.770171	17.99%	0	2004
	4.962832	6.585190	32.69%	0	2003
	6.777588	4.962832	-26.78%	0	2002
	8.916553	6.777588	-23.99%	0	2001
	10.000000	8.916553	-10.83%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.488634	8.029366	7.22%	45	2007
	6.504782	7.488634	15.13%	45	2006
	6.228875	6.504782	4.43%	45	2005
	6.041009	6.228875	3.11%	45	2004
	4.995444	6.041009	20.93%	145	2003
	6.857150	4.995444	-27.15%	54	2002
	8.825992	6.857150	-22.31%	54	2001
	10.000000	8.825992	-11.74%	0	2000*

Janus Fund	6.143347	6.968200	13.43%	308	2007
	5.642291	6.143347	8.88%	392	2006
	5.511520	5.642291	2.37%	392	2005
	5.347651	5.511520	3.06%	392	2004
	4.124129	5.347651	29.67%	392	2003
	5.783098	4.124129	-28.69%	392	2002
	7.950346	5.783098	-27.26%	449	2001
	10.000000	7.950346	-20.50%	57	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.401325	8.566457	33.82%	441	2007
	5.789770	6.401325	10.56%	441	2006
	5.374401	5.789770	7.73%	441	2005
	4.406199	5.374401	21.97%	441	2004
	3.571623	4.406199	23.37%	494	2003
	4.774915	3.571623	-25.20%	424	2002
	6.851450	4.774915	-30.31%	109	2001
	10.000000	6.851450	-31.49%	0	2000*

Janus Worldwide Fund	6.665387	7.167272	7.53%	0	2007
	5.742238	6.665387	16.08%	0	2006
	5.510491	5.742238	4.21%	0	2005
	5.303628	5.510491	3.90%	0	2004
	4.336180	5.303628	22.31%	0	2003
	5.953281	4.336180	-27.16%	0	2002
	7.841611	5.953281	-24.08%	0	2001
	10.000000	7.841611	-21.58%	0	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.249452	16.778997	-8.06%	0	2007
	15.873819	18.249452	14.97%	0	2006
	15.513754	15.873819	2.32%	0	2005
	13.714763	15.513754	13.12%	0	2004
	10.053642	13.714763	36.42%	0	2003
	12.427056	10.053642	-19.10%	0	2002
	10.726609	12.427056	15.85%	3,788	2001
	10.000000	10.726609	7.27%	0	2000*

Nationwide Bond Fund: Class D	13.864351	14.481272	4.45%	0	2007
	13.488855	13.864351	2.78%	0	2006
	13.285404	13.488855	1.53%	0	2005
	12.873024	13.285404	3.20%	0	2004
	12.290480	12.873024	4.74%	0	2003
	11.425118	12.290480	7.57%	0	2002
	10.565815	11.425118	8.13%	3,908	2001
	10.000000	10.565815	5.66%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.671388	13.261575	4.66%	0	2007
	12.405408	12.671388	2.14%	0	2006
	12.369275	12.405408	0.29%	0	2005
	12.111967	12.369275	2.12%	0	2004
	11.923976	12.111967	1.58%	0	2003
	11.065554	11.923976	7.76%	0	2002
	10.490495	11.065554	5.48%	0	2001
	10.000000	10.490495	4.90%	0	2000*

Nationwide Government Bond Fund: Class D	13.435194	14.249676	6.06%	0	2007
	13.139118	13.435194	2.25%	0	2006
	12.984911	13.139118	1.19%	0	2005
	12.752395	12.984911	1.82%	0	2004
	12.711983	12.752395	0.32%	0	2003
	11.634611	12.711983	9.26%	0	2002
	10.943018	11.634611	6.32%	2,554	2001
	10.000000	10.943018	9.43%	0	2000*

Nationwide Growth Fund: Class A	11.769603	13.820213	17.42%	0	2007
	11.277751	11.769603	4.36%	0	2006
	10.794982	11.277751	4.47%	0	2005
	10.172110	10.794982	6.12%	0	2004
	10.000000	10.172110	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.605290	6.599397	17.74%	0	2007
	5.355309	5.605290	4.67%	0	2006
	5.104844	5.355309	4.91%	0	2005
	4.796124	5.104844	6.44%	0	2004
	3.662153	4.796124	30.96%	0	2003
	5.217481	3.662153	-29.81%	0	2002
	7.339564	5.217481	-28.91%	0	2001
	10.000000	7.339564	-26.60%	0	2000*

Nationwide International Index Fund: Class A	13.015775	14.114397	8.44%	0	2007
	10.522700	13.015775	23.69%	0	2006
	9.415344	10.522700	11.76%	0	2005
	8.027351	9.415344	17.29%	0	2004
	5.950064	8.027351	34.91%	0	2003
	7.343779	5.950064	-18.98%	0	2002
	9.628328	7.343779	-23.73%	0	2001
	10.000000	9.628328	-3.72%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.168372	15.516880	-4.03%	0	2007
	13.567381	16.168372	19.17%	0	2006
	12.796268	13.567381	5.62%	0	2005
	11.215975	12.796268	14.09%	0	2004
	8.898237	11.215975	26.05%	0	2003
	10.483822	8.898237	-15.12%	0	2002
	11.184424	10.483822	-6.26%	0	2001
	10.000000	11.184424	11.84%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.090352	14.875305	5.57%	0	2007
	13.061161	14.090352	7.88%	0	2006
	11.863511	13.061161	10.10%	0	2005
	10.425801	11.863511	13.79%	0	2004
	7.880259	10.425801	32.30%	0	2003
	9.447508	7.880259	-16.59%	0	2002
	9.771169	9.447508	-3.31%	0	2001
	10.000000	9.771169	-2.29%	0	2000*

Nationwide Money Market Fund: Service Class	10.599554	10.930034	3.12%	0	2007
	10.314291	10.599554	2.77%	0	2006
	10.214004	10.314291	0.98%	0	2005
	10.305119	10.214004	-0.88%	0	2004
	10.414954	10.305119	-1.05%	0	2003
	10.473701	10.414954	-0.56%	0	2002
	10.290763	10.473701	1.78%	270	2001
	10.000000	10.290763	2.91%	270	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.573458	12.002147	3.70%	1,237	2007
	11.077805	11.573458	4.47%	1,237	2006
	10.903109	11.077805	1.60%	1,237	2005
	10.570495	10.903109	3.15%	315	2004
	9.973931	10.570495	5.98%	0	2003
	10.078614	9.973931	-1.04%	0	2002
	10.024428	10.078614	0.54%	0	2001
	10.000000	10.024428	0.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.751087	12.237443	4.14%	0	2007
	11.000754	11.751087	6.82%	0	2006
	10.702119	11.000754	2.79%	0	2005
	10.153593	10.702119	5.40%	0	2004
	9.084209	10.153593	11.77%	0	2003
	9.635762	9.084209	-5.72%	0	2002
	9.903513	9.635762	-2.70%	0	2001
	10.000000	9.903513	-0.96%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.731055	12.190690	3.92%	9,099	2007
	10.697243	11.731055	9.66%	9,099	2006
	10.308298	10.697243	3.77%	9,099	2005
	9.569437	10.308298	7.72%	9,099	2004
	8.119740	9.569437	17.85%	9,099	2003
	9.118707	8.119740	-10.96%	0	2002
	9.724887	9.118707	-6.23%	0	2001
	10.000000	9.724887	-2.75%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.819841	12.354474	4.52%	1,359	2007
	10.490314	11.819841	12.67%	1,359	2006
	9.954528	10.490314	5.38%	1,359	2005
	9.020108	9.954528	10.36%	348	2004
	7.253489	9.020108	24.36%	0	2003
	8.610749	7.253489	-15.76%	0	2002
	9.589477	8.610749	-10.21%	0	2001
	10.000000	9.589477	-4.11%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.762710	12.261510	4.24%	0	2007
	10.226603	11.762710	15.02%	0	2006
	9.631465	10.226603	6.18%	0	2005
	8.581323	9.631465	12.24%	0	2004
	6.618645	8.581323	29.65%	0	2003
	8.238958	6.618645	-19.67%	0	2002
	9.451400	8.238958	-12.83%	0	2001
	10.000000	9.451400	-5.49%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.330872	9.622309	3.12%	448	2007
	8.230062	9.330872	13.38%	448	2006
	8.019005	8.230062	2.63%	448	2005
	7.384953	8.019005	8.59%	448	2004
	5.869992	7.384953	25.81%	995	2003
	7.710746	5.869992	-23.87%	896	2002
	8.934577	7.710746	-13.70%	641	2001
	10.000000	8.934577	-10.65%	0	2000*

Nationwide Small Cap Fund: Class A	21.613937	19.992129	-7.50%	0	2007
	16.997106	21.613937	27.16%	0	2006
	14.091620	16.997106	20.62%	0	2005
	11.380873	14.091620	23.82%	0	2004
	7.810075	11.380873	45.72%	0	2003
	9.739600	7.810075	-19.81%	0	2002
	10.084117	9.739600	-3.42%	0	2001
	10.000000	10.084117	0.84%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.503307	13.931695	-3.94%	0	2007
	12.569560	14.503307	15.38%	0	2006
	12.235734	12.569560	2.73%	0	2005
	10.553971	12.235734	15.93%	0	2004
	7.370586	10.553971	43.19%	0	2003
	9.469587	7.370586	-22.17%	0	2002
	9.461381	9.469587	0.09%	0	2001
	10.000000	9.461381	-5.39%	0	2000*

Nationwide Value Opportunities Fund: Class A	16.759371	15.237890	-9.08%	0	2007
	14.445206	16.759371	16.02%	0	2006
	13.598541	14.445206	6.23%	0	2005
	12.179914	13.598541	11.65%	0	2004
	9.050463	12.179914	34.58%	0	2003
	10.734921	9.050463	-15.69%	0	2002
	10.707077	10.734921	0.26%	0	2001
	10.000000	10.707077	7.07%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.783006	11.454207	6.22%	0	2007
	9.620467	10.783006	12.08%	0	2006
	9.101444	9.620467	5.70%	0	2005
	8.421737	9.101444	8.07%	0	2004
	6.730314	8.421737	25.13%	0	2003
	8.249337	6.730314	-18.41%	0	2002
	9.516839	8.249337	-13.32%	5,463	2001
	10.000000	9.516839	-4.83%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.788464	27.324580	19.91%	469	2007
	21.580423	22.788464	5.60%	2,166	2006
	18.846903	21.580423	14.50%	2,166	2005
	16.130662	18.846903	16.84%	253	2004
	12.445027	16.130662	29.62%	7,647	2003
	13.031183	12.445027	-4.50%	1,906	2002
	11.810669	13.031183	10.33%	162	2001
	10.000000	11.810669	18.11%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	11.873045	12.551112	5.71%	0	2007
	10.642297	11.873045	11.56%	0	2006
	9.984807	10.642297	6.58%	0	2005
	8.747953	9.984807	14.14%	0	2004
	6.581467	8.747953	32.92%	358	2003
	9.022676	6.581467	-27.06%	358	2002
	9.345687	9.022676	-3.46%	358	2001
	10.000000	9.345687	-6.54%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.394855	15.565363	8.13%	0	2007
	12.934200	14.394855	11.29%	11,256	2006
	11.151354	12.934200	15.99%	11,256	2005
	9.516665	11.151354	17.18%	0	2004
	7.125328	9.516665	33.56%	0	2003
	9.638289	7.125328	-26.07%	0	2002
	10.119482	9.638289	-4.76%	0	2001
	10.000000	10.119482	1.19%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.404026	14.159977	5.64%	0	2007
	11.920012	13.404026	12.45%	0	2006
	11.267604	11.920012	5.79%	0	2005
	10.000000	11.267604	12.68%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.264911	9.256067	11.99%	0	2007
	7.808715	8.264911	5.84%	0	2006
	7.575562	7.808715	3.08%	0	2005
	7.228112	7.575562	4.81%	0	2004
	7.228112	7.228112	27.45%	0	2003
	5.671288	5.671288	-27.40%	0	2002
	7.811994	7.811994	-14.06%	0	2001
	9.089764	9.089764	-9.10%	0	2000*
	10.000000

Oppenheimer Champion Income Fund: Class A	13.082842	12.865752	-1.66%	0	2007
	12.169410	13.082842	7.51%	0	2006
	12.040647	12.169410	1.07%	0	2005
	11.198863	12.040647	7.52%	0	2004
	10.000000	11.198863	11.99%	0	2003*

Oppenheimer Global Fund: Class A	13.405705	13.984193	4.32%	502	2007
	11.600183	13.405705	15.56%	502	2006
	10.350531	11.600183	12.07%	502	2005
	8.859283	10.350531	16.83%	502	2004
	6.289410	8.859283	40.86%	941	2003
	8.237846	6.289410	-23.65%	893	2002
	9.487824	8.237846	-13.17%	770	2001
	10.000000	9.487824	-5.12%	56	2000*

Oppenheimer Strategic Income Fund: Class A	14.658858	15.761479	7.52%	0	2007
	13.827086	14.658858	6.02%	0	2006
	13.483869	13.827086	2.55%	0	2005
	12.494605	13.483869	7.92%	0	2004
	10.612073	12.494605	17.74%	0	2003
	10.088525	10.612073	5.19%	0	2002
	9.895200	10.088525	1.95%	0	2001
	10.000000	9.895200	-1.05%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.954489	15.613350	4.41%	0	2007
	12.938136	14.954489	15.58%	0	2006
	11.522606	12.938136	12.28%	0	2005
	10.000000	11.522606	15.23%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.207483	14.115936	6.88%	1,116	2007
	12.960406	13.207483	1.91%	14,115	2006
	12.855829	12.960406	0.81%	14,115	2005
	12.479026	12.855829	3.02%	7,477	2004
	12.064559	12.479026	3.44%	7,212	2003
	11.176776	12.064559	7.94%	8,321	2002
	10.419188	11.176776	7.27%	0	2001
	10.000000	10.419188	4.19%	0	2000*

Putnam International Equity Fund: Class A	20.232252	21.590897	6.72%	0	2007
	16.024815	20.232252	26.26%	0	2006
	14.458195	16.024815	10.84%	0	2005
	12.634601	14.458195	14.43%	0	2004
	10.000000	12.634601	26.35%	0	2003*

Putnam Voyager Fund: Class A	13.015203	13.491114	3.66%	0	2007
	12.562581	13.015203	3.60%	0	2006
	12.094918	12.562581	3.87%	0	2005
	11.723184	12.094918	3.17%	0	2004
	10.000000	11.723184	17.23%	0	2003*

Templeton Foreign Fund: Class A	16.353741	18.875203	15.42%	0	2007
	13.850013	16.353741	18.08%	0	2006
	12.715370	13.850013	8.92%	0	2005
	10.932266	12.715370	16.31%	0	2004
	8.508011	10.932266	28.49%	22	2003
	9.459754	8.508011	-10.06%	0	2002
	10.436436	9.459754	-9.36%	0	2001
	10.000000	10.436436	4.36%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.149771	17.313268	0.95%	0	2007
	15.015237	17.149771	14.22%	0	2006
	13.880344	15.015237	8.18%	0	2005
	12.373868	13.880344	12.17%	0	2004
	10.000000	12.373868	23.74%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.136230	21.846694	20.46%	47	2007
	16.899295	18.136230	7.32%	47	2006
	14.594532	16.899295	15.79%	47	2005
	12.248705	14.594532	19.15%	0	2004
	10.000000	12.248705	22.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.583099	21.631687	-18.63%	0	2007
	19.644362	26.583099	35.32%	0	2006
	17.111997	19.644362	14.80%	0	2005
	12.717229	17.111997	34.56%	0	2004
	10.000000	12.717229	27.17%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.714851	16.658921	6.01%	0	2007
	15.034804	15.714851	4.52%	0	2006
	13.589549	15.034804	10.64%	0	2005
	12.187362	13.589549	11.51%	0	2004
	10.000000	12.187362	21.87%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.626839	14.748284	8.23%	0	2007
	12.002871	13.626839	13.53%	0	2006
	10.884278	12.002871	10.28%	0	2005
	10.054363	10.884278	8.25%	0	2004
	7.363079	10.054363	36.55%	0	2003
	9.263541	7.363079	-20.52%	0	2002
	9.573259	9.263541	-3.24%	0	2001
	10.000000	9.573259	-4.27%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.509048	15.690882	25.44%	0	2007
	11.793976	12.509048	6.06%	0	2006
	10.990709	11.793976	7.31%	0	2005
	9.917527	10.990709	10.82%	0	2004
	10.000000	9.917527	-0.82%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.609276	7.658590	0.65%	0	2007
	6.698033	7.609276	13.60%	0	2006
	6.928826	6.698033	-3.33%	0	2005
	6.463941	6.928826	7.19%	0	2004
	5.276001	6.463941	22.52%	0	2003
	6.855947	5.276001	-23.04%	0	2002
	8.712780	6.855947	-21.31%	0	2001
	10.000000	8.712780	-12.87%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.407915	14.489749	16.78%	0	2007
	11.076033	12.407915	12.02%	0	2006
	10.000000	11.076033	10.76%	0	2005*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.163668	11.253679	0.81%	0	2007
	10.251235	11.163668	8.90%	0	2006
	10.000000	10.251235	2.51%	0	2005*

AIM Dynamics Fund: Investor Class	6.963607	7.697543	10.54%	86	2007
	6.072745	6.963607	14.67%	86	2006
	5.591661	6.072745	8.60%	86	2005
	5.076431	5.591661	10.15%	86	2004
	3.730876	5.076431	36.07%	1,052	2003
	5.666213	3.730876	-34.16%	1,052	2002
	8.581486	5.666213	-33.97%	1,052	2001
	10.000000	8.581486	-14.19%	1,229	2000*

AIM Small Cap Growth Fund: Investor Class	10.175461	11.151645	9.59%	87	2007
	10.000000	10.175461	1.75%	88	2006*

American Century Growth: Investor Class	6.727555	7.875955	17.07%	0	2007
	6.333532	6.727555	6.22%	0	2006
	6.139052	6.333532	3.17%	0	2005
	5.676482	6.139052	8.15%	0	2004
	4.636798	5.676482	22.42%	0	2003
	6.378994	4.636798	-27.31%	0	2002
	7.971560	6.378994	-19.98%	0	2001
	10.000000	7.971560	-20.28%	102	2000*

American Century Income & Growth: Advisor Class	10.569239	10.343415	-2.14%	47	2007
	9.190623	10.569239	15.00%	59	2006
	8.934912	9.190623	2.86%	92	2005
	8.055992	8.934912	10.91%	46	2004
	6.330193	8.055992	27.26%	19	2003
	8.001664	6.330193	-20.89%	260	2002
	8.901017	8.001664	-10.10%	224	2001
	10.000000	8.901017	-10.99%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.384373	10.793980	15.02%	0	2007
	7.646828	9.384373	22.72%	0	2006
	6.873184	7.646828	11.26%	0	2005
	6.071736	6.873184	13.20%	0	2004
	4.931964	6.071736	23.11%	0	2003
	6.224627	4.931964	-20.77%	94	2002
	8.666139	6.224627	-28.17%	0	2001
	10.000000	8.666139	-13.34%	0	2000*

American Century Short Term Government: Investor Class	11.597001	12.137263	4.66%	0	2007
	11.331162	11.597001	2.35%	0	2006
	11.326467	11.331162	0.04%	0	2005
	11.435269	11.326467	-0.95%	0	2004
	11.493060	11.435269	-0.50%	0	2003
	11.098696	11.493060	3.55%	0	2002
	10.527271	11.098696	5.43%	0	2001
	10.000000	10.527271	5.27%	0	2000*

American Century Ultra: Investor Class	6.537438	7.836216	19.87%	77	2007
	6.869018	6.537438	-4.83%	77	2006
	6.835630	6.869018	0.49%	77	2005
	6.275617	6.835630	8.92%	77	2004
	5.068518	6.275617	23.82%	77	2003
	6.702444	5.068518	-24.38%	77	2002
	7.978043	6.702444	-15.99%	77	2001
	10.000000	7.978043	-20.22%	157	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.353125	17.810270	16.00%	625	2007
	12.495190	15.353125	22.87%	454	2006
	11.239611	12.495190	11.17%	325	2005
	10.000000	11.239611	12.40%	182	2004*

Dreyfus Appreciation Fund, Inc.	10.275883	10.772151	4.83%	668	2007
	8.981896	10.275883	14.41%	403	2006
	8.764689	8.981896	2.48%	216	2005
	8.437186	8.764689	3.88%	57	2004
	7.122216	8.437186	18.46%	18	2003
	8.735835	7.122216	-18.47%	7	2002
	9.948107	8.735835	-12.19%	0	2001
	10.000000	9.948107	-0.52%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.469983	10.927762	-12.37%	0	2007
	11.835621	12.469983	5.36%	0	2006
	11.016868	11.835621	7.43%	0	2005
	9.801196	11.016868	12.40%	0	2004
	7.140960	9.801196	37.25%	0	2003
	9.089930	7.140960	-21.44%	0	2002
	10.255017	9.089930	-11.36%	0	2001
	10.000000	10.255017	2.55%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.598683	10.961224	3.42%	37	2007
	9.833730	10.598683	7.78%	37	2006
	10.126948	9.833730	-2.90%	1,993	2005
	10.000000	10.126948	1.27%	1,493	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.337471	6.706732	5.83%	0	2007
	5.908084	6.337471	7.27%	0	2006
	5.802728	5.908084	1.82%	0	2005
	5.567104	5.802728	4.23%	0	2004
	4.494615	5.567104	23.86%	0	2003
	6.467535	4.494615	-30.50%	0	2002
	8.617277	6.467535	-24.95%	0	2001
	10.000000	8.617277	-13.83%	0	2000*

Federated Bond Fund: Class F Shares	14.080046	14.553650	3.36%	0	2007
	13.520880	14.080046	4.14%	0	2006
	13.486176	13.520880	0.26%	0	2005
	12.835070	13.486176	5.07%	0	2004
	11.556326	12.835070	11.07%	0	2003
	10.983246	11.556326	5.22%	0	2002
	10.401112	10.983246	5.60%	0	2001
	10.000000	10.401112	4.01%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	9.958862	9.980039	0.21%	0	2007
	8.249491	9.958862	20.72%	0	2006
	8.137906	8.249491	1.37%	0	2005
	7.320522	8.137906	11.17%	0	2004
	6.002483	7.320522	21.96%	0	2003
	7.570681	6.002483	-20.71%	0	2002
	8.675137	7.570681	-12.73%	0	2001
	10.000000	8.675137	-13.25%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	12.826445	13.018032	1.49%	417	2007
	11.720511	12.826445	9.44%	295	2006
	11.628112	11.720511	0.79%	168	2005
	10.585994	11.628112	9.84%	49	2004
	8.759435	10.585994	20.85%	0	2003
	8.896456	8.759435	-1.54%	108	2002
	9.215654	8.896456	-3.46%	95	2001
	10.000000	9.215654	-7.84%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.801403	13.319824	4.05%	0	2007
	12.473332	12.801403	2.63%	0	2006
	12.420499	12.473332	0.43%	0	2005
	12.228550	12.420499	1.57%	0	2004
	11.719619	12.228550	4.34%	0	2003
	10.935758	11.719619	7.17%	0	2002
	10.350370	10.935758	5.66%	0	2001
	10.000000	10.350370	3.50%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.245081	12.003953	6.75%	0	2007
	10.247200	11.245081	9.74%	0	2006
	9.890832	10.247200	3.60%	0	2005
	9.555683	9.890832	3.51%	0	2004
	8.238539	9.555683	15.99%	0	2003
	9.180235	8.238539	-10.26%	0	2002
	9.493965	9.180235	-3.30%	0	2001
	10.000000	9.493965	-5.06%	56	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.916852	8.596267	24.28%	121	2007
	6.597290	6.916852	4.84%	121	2006
	6.361879	6.597290	3.70%	121	2005
	6.286419	6.361879	1.20%	121	2004
	4.837184	6.286419	29.96%	0	2003
	7.076308	4.837184	-31.64%	0	2002
	8.764611	7.076308	-19.26%	0	2001
	10.000000	8.764611	-12.35%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	14.981875	15.267032	1.90%	828	2007
	13.004492	14.981875	15.21%	561	2006
	12.417454	13.004492	4.73%	374	2005
	11.255131	12.417454	10.33%	178	2004
	8.883744	11.255131	26.69%	129	2003
	10.684917	8.883744	-16.86%	221	2002
	11.104988	10.684917	-3.78%	0	2001
	10.000000	11.104988	11.05%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.988360	9.672794	21.09%	0	2007
	7.729227	7.988360	3.35%	0	2006
	7.230439	7.729227	6.61%	0	2005
	6.861922	7.230439	5.37%	0	2004
	5.389350	6.861922	27.32%	0	2003
	7.052509	5.389350	-23.58%	0	2002
	8.434593	7.052509	-16.39%	0	2001
	10.000000	8.434593	-15.65%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.484148	15.574195	0.58%	0	2007
	13.612367	15.484148	13.75%	0	2006
	13.223026	13.612367	2.94%	0	2005
	11.699919	13.223026	13.02%	0	2004
	8.278156	11.699919	41.33%	0	2003
	8.765874	8.278156	-5.56%	0	2002
	9.015894	8.765874	-2.77%	0	2001
	10.000000	9.015894	-9.84%	0	2000*

Fidelity Advisor Overseas Fund: Class A	11.768569	13.550350	15.14%	0	2007
	10.053948	11.768569	17.05%	0	2006
	8.937668	10.053948	12.49%	0	2005
	8.037903	8.937668	11.19%	0	2004
	5.660177	8.037903	42.01%	0	2003
	7.202378	5.660177	-21.41%	0	2002
	9.165282	7.202378	-21.42%	0	2001
	10.000000	9.165282	-8.35%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.920770	17.185339	15.18%	517	2007
	12.870128	14.920770	15.93%	341	2006
	11.014450	12.870128	16.85%	212	2005
	10.000000	11.014450	10.14%	87	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.483776	21.379257	-4.91%	12	2007
	19.637222	22.483776	14.50%	12	2006
	17.993397	19.637222	9.14%	12	2005
	14.593030	17.993397	23.30%	400	2004
	11.444900	14.593030	27.51%	0	2003
	12.368678	11.444900	-7.47%	0	2002
	10.680388	12.368678	15.81%	48	2001
	10.000000	10.680388	6.80%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.448258	17.677657	1.31%	927	2007
	15.029211	17.448258	16.10%	819	2006
	13.886667	15.029211	8.23%	789	2005
	12.434221	13.886667	11.68%	538	2004
	10.014358	12.434221	24.16%	0	2003
	11.460638	10.014358	-12.62%	261	2002
	10.995145	11.460638	4.23%	218	2001
	10.000000	10.995145	9.95%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.991124	8.780186	9.87%	394	2007
	7.552711	7.991124	5.80%	270	2006
	6.942974	7.552711	8.78%	160	2005
	6.242009	6.942974	11.23%	11	2004
	4.607427	6.242009	35.48%	0	2003
	6.649380	4.607427	-30.71%	0	2002
	8.504134	6.649380	-21.81%	0	2001
	10.000000	8.504134	-14.96%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.898644	16.923267	13.59%	222	2007
	12.465022	14.898644	19.52%	155	2006
	11.501699	12.465022	8.38%	78	2005
	10.000000	11.501699	15.02%	0	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.578661	11.919344	2.94%	0	2007
	10.482416	11.578661	10.46%	0	2006
	10.388258	10.482416	0.91%	0	2005
	9.730874	10.388258	6.76%	0	2004
	8.351196	9.730874	16.52%	0	2003
	9.678795	8.351196	-13.72%	0	2002
	10.000000	9.678795	-3.21%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.581120	12.517104	8.08%	0	2007
	10.660663	11.581120	8.63%	0	2006
	10.062139	10.660663	5.95%	2,031	2005
	9.431926	10.062139	6.68%	1,529	2004
	8.407683	9.431926	12.18%	0	2003
	9.145183	8.407683	-8.06%	0	2002
	9.767710	9.145183	-6.37%	0	2001
	10.000000	9.767710	-2.32%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.304376	17.753912	24.12%	0	2007
	10.050692	14.304376	42.32%	0	2006
	7.753404	10.050692	29.63%	0	2005
	6.574322	7.753404	17.93%	0	2004
	4.957162	6.574322	32.62%	0	2003
	6.773288	4.957162	-26.81%	0	2002
	8.915460	6.773288	-24.03%	43	2001
	10.000000	8.915460	-10.85%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.464935	7.999873	7.17%	0	2007
	6.487475	7.464935	15.07%	0	2006
	6.215458	6.487475	4.38%	0	2005
	6.031047	6.215458	3.06%	0	2004
	4.989736	6.031047	20.87%	0	2003
	6.852797	4.989736	-27.19%	0	2002
	8.824908	6.852797	-22.35%	179	2001
	10.000000	8.824908	-11.75%	94	2000*

Janus Fund	6.122556	6.941077	13.37%	0	2007
	5.626043	6.122556	8.83%	0	2006
	5.498434	5.626043	2.32%	0	2005
	5.337676	5.498434	3.01%	0	2004
	4.118530	5.337676	29.60%	0	2003
	5.778187	4.118530	-28.72%	0	2002
	7.947670	5.778187	-27.30%	211	2001
	10.000000	7.947670	-20.52%	121	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.379707	8.533167	33.75%	335	2007
	5.773142	6.379707	10.51%	335	2006
	5.361681	5.773142	7.67%	335	2005
	4.397999	5.361681	21.91%	335	2004
	3.566774	4.397999	23.30%	335	2003
	4.770858	3.566774	-25.24%	335	2002
	6.849139	4.770858	-30.34%	589	2001
	10.000000	6.849139	-31.51%	226	2000*

Janus Worldwide Fund	6.642860	7.139402	7.47%	0	2007
	5.725721	6.642860	16.02%	0	2006
	5.497425	5.725721	4.15%	0	2005
	5.293747	5.497425	3.85%	0	2004
	4.330295	5.293747	22.25%	0	2003
	5.948228	4.330295	-27.20%	0	2002
	7.838970	5.948228	-24.12%	0	2001
	10.000000	7.838970	-21.61%	128	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.187823	16.713789	-8.10%	913	2007
	15.828231	18.187823	14.91%	913	2006
	15.477033	15.828231	2.27%	913	2005
	13.689262	15.477033	13.06%	913	2004
	10.040030	13.689262	36.35%	913	2003
	12.416546	10.040030	-19.14%	40	2002
	10.723017	12.416546	15.79%	0	2001
	10.000000	10.723017	7.23%	0	2000*

Nationwide Bond Fund: Class D	13.817454	14.424920	4.40%	0	2007
	13.450042	13.817454	2.73%	0	2006
	13.253890	13.450042	1.48%	0	2005
	12.849011	13.253890	3.15%	0	2004
	12.273788	12.849011	4.69%	52	2003
	11.415400	12.273788	7.52%	0	2002
	10.562221	11.415400	8.08%	0	2001
	10.000000	10.562221	5.62%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.631229	13.212797	4.60%	492	2007
	12.372359	12.631229	2.09%	274	2006
	12.342573	12.372359	0.24%	134	2005
	12.091961	12.342573	2.07%	20	2004
	11.910329	12.091961	1.52%	0	2003
	11.058506	11.910329	7.70%	0	2002
	10.489167	11.058506	5.43%	0	2001
	10.000000	10.489167	4.89%	0	2000*

Nationwide Government Bond Fund: Class D	13.389824	14.194298	6.01%	0	2007
	13.101379	13.389824	2.20%	79	2006
	12.954176	13.101379	1.14%	60	2005
	12.728669	12.954176	1.77%	173	2004
	12.694775	12.728669	0.27%	84	2003
	11.624763	12.694775	9.20%	215	2002
	10.939345	11.624763	6.27%	215	2001
	10.000000	10.939345	9.39%	0	2000*

Nationwide Growth Fund: Class A	11.751519	13.791929	17.36%	0	2007
	11.266136	11.751519	4.31%	0	2006
	10.789328	11.266136	4.42%	0	2005
	10.171941	10.789328	6.07%	0	2004
	10.000000	10.171941	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.586312	6.573693	17.68%	0	2007
	5.339887	5.586312	4.61%	0	2006
	5.092736	5.339887	4.85%	0	2005
	4.787180	5.092736	6.38%	0	2004
	3.657176	4.787180	30.90%	0	2003
	5.213052	3.657176	-29.85%	0	2002
	7.337105	5.213052	-28.95%	0	2001
	10.000000	7.337105	-26.63%	0	2000*

Nationwide International Index Fund: Class A	12.974589	14.062552	8.39%	0	2007
	10.494718	12.974589	23.63%	0	2006
	9.395067	10.494718	11.70%	0	2005
	8.014122	9.395067	17.23%	0	2004
	5.943274	8.014122	34.84%	0	2003
	7.339126	5.943274	-19.02%	0	2002
	9.627148	7.339126	-23.77%	0	2001
	10.000000	9.627148	-3.73%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.113788	15.456597	-4.08%	51	2007
	13.528422	16.113788	19.11%	51	2006
	12.765990	13.528422	5.57%	51	2005
	11.195105	12.765990	14.03%	0	2004
	8.886187	11.195105	25.98%	0	2003
	10.474943	8.886187	-15.17%	0	2002
	11.180671	10.474943	-6.31%	0	2001
	10.000000	11.180671	11.81%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.045765	14.820661	5.52%	1,773	2007
	13.026432	14.045765	7.83%	1,666	2006
	11.837959	13.026432	10.04%	1,391	2005
	10.408627	11.837959	13.73%	1,279	2004
	7.871263	10.408627	32.24%	1,188	2003
	9.441526	7.871263	-16.63%	1,188	2002
	9.769977	9.441526	-3.36%	0	2001
	10.000000	9.769977	-2.30%	0	2000*

Nationwide Money Market Fund: Service Class	10.563705	10.887505	3.07%	558	2007
	10.284613	10.563705	2.71%	444	2006
	10.189776	10.284613	0.93%	305	2005
	10.285900	10.189776	-0.93%	142	2004
	10.400811	10.285900	-1.10%	72	2003
	10.464792	10.400811	-0.61%	72	2002
	10.287264	10.464792	1.73%	72	2001
	10.000000	10.287264	2.87%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.536845	11.958068	3.65%	0	2007
	11.048347	11.536845	4.42%	0	2006
	10.879632	11.048347	1.55%	0	2005
	10.553087	10.879632	3.09%	0	2004
	9.962554	10.553087	5.93%	0	2003
	10.072238	9.962554	-1.09%	0	2002
	10.023201	10.072238	0.49%	0	2001
	10.000000	10.023201	0.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.713866	12.192452	4.09%	58	2007
	10.971467	11.713866	6.77%	58	2006
	10.679046	10.971467	2.74%	58	2005
	10.136844	10.679046	5.35%	23	2004
	9.073838	10.136844	11.72%	0	2003
	9.629656	9.073838	-5.77%	0	2002
	9.902307	9.629656	-2.75%	0	2001
	10.000000	9.902307	-0.98%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.693962	12.145939	3.87%	576	2007
	10.668820	11.693962	9.61%	412	2006
	10.286108	10.668820	3.72%	2,157	2005
	9.553683	10.286108	7.67%	1,494	2004
	8.110482	9.553683	17.79%	0	2003
	9.112937	8.110482	-11.00%	0	2002
	9.723700	9.112937	-6.28%	0	2001
	10.000000	9.723700	-2.76%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.782420	12.309075	4.47%	3,007	2007
	10.462395	11.782420	12.62%	1,885	2006
	9.933069	10.462395	5.33%	905	2005
	9.005227	9.933069	10.30%	234	2004
	7.245201	9.005227	24.29%	0	2003
	8.605289	7.245201	-15.81%	0	2002
	9.588307	8.605289	-10.25%	0	2001
	10.000000	9.588301	-4.12%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.725487	12.216479	4.19%	1,197	2007
	10.199417	11.725487	14.96%	740	2006
	9.610717	10.199417	6.13%	417	2005
	8.567191	9.610717	12.18%	54	2004
	6.611090	8.567191	29.59%	0	2003
	8.233737	6.611090	-19.71%	0	2002
	9.450245	8.233737	-12.87%	0	2001
	10.000000	9.450245	-5.50%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.299367	9.584920	3.07%	800	2007
	8.206433	9.299367	13.32%	511	2006
	8.000026	8.206433	2.58%	307	2005
	7.371217	8.000026	8.53%	130	2004
	5.862041	7.371217	25.74%	98	2003
	7.704221	5.862041	-23.91%	334	2002
	8.931577	7.704221	-13.74%	334	2001
	10.000000	8.931577	-10.68%	359	2000*

Nationwide Small Cap Fund: Class A	21.540910	19.914408	-7.55%	0	2007
	16.948257	21.540910	27.10%	0	2006
	14.058238	16.948257	20.56%	1,244	2005
	11.359680	14.058238	23.76%	1,124	2004
	7.799484	11.359680	45.65%	0	2003
	9.731343	7.799484	-19.85%	0	2002
	10.080737	9.731343	-3.47%	0	2001
	10.000000	10.080737	0.81%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.457403	13.880506	-3.99%	537	2007
	12.536123	14.457403	15.33%	348	2006
	12.209365	12.536123	2.68%	219	2005
	10.536588	12.209365	15.88%	102	2004
	7.362173	10.536588	43.12%	0	2003
	9.463592	7.362173	-22.21%	0	2002
	9.460225	9.463592	0.04%	0	2001
	10.000000	9.460225	-5.40%	0	2000*

Nationwide Value Opportunities Fund: Class A	16.706337	15.181906	-9.12%	1,186	2007
	14.406784	16.706337	15.96%	1,186	2006
	13.569234	14.406784	6.17%	1,641	2005
	12.159840	13.569234	11.59%	1,576	2004
	9.040126	12.159840	34.51%	1,046	2003
	10.728125	9.040126	-15.73%	1,046	2002
	10.705775	10.728125	0.21%	0	2001
	10.000000	10.705775	7.06%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.746522	11.409617	6.17%	0	2007
	9.592782	10.746522	12.03%	0	2006
	9.079850	9.592782	5.65%	0	2005
	8.406031	9.079850	8.02%	0	2004
	6.721180	8.406031	25.07%	0	2003
	8.242341	6.721180	-18.46%	0	2002
	9.513641	8.242341	-13.36%	0	2001
	10.000000	9.513641	-4.86%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.711490	27.218382	19.84%	267	2007
	21.518435	22.711490	5.54%	409	2006
	18.802275	21.518435	14.45%	400	2005
	16.100648	18.802275	16.78%	243	2004
	12.428175	16.100648	29.55%	78	2003
	13.020164	12.428175	-4.55%	272	2002
	11.806711	13.020164	10.28%	194	2001
	10.000000	11.806711	18.07%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	11.832953	12.502340	5.66%	0	2007
	10.611730	11.832953	11.51%	0	2006
	9.961167	10.611730	6.53%	0	2005
	8.731676	9.961167	14.08%	0	2004
	6.572551	8.731676	32.85%	0	2003
	9.015037	6.572551	-27.09%	0	2002
	9.342552	9.015037	-3.51%	0	2001
	10.000000	9.342552	-6.57%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.346204	15.504838	8.08%	0	2007
	12.897013	14.346204	11.24%	0	2006
	11.124914	12.897013	15.93%	0	2005
	9.498927	11.124914	17.12%	0	2004
	7.115661	9.498927	33.49%	0	2003
	9.630121	7.115661	-26.11%	0	2002
	10.116089	9.630121	-4.80%	0	2001
	10.000000	10.116089	1.16%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.385942	14.133659	5.59%	0	2007
	11.909963	13.385942	12.39%	0	2006
	11.263815	11.909963	5.74%	0	2005
	10.000000	11.263815	12.64%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.238730	9.222042	11.94%	959	2007
	7.787929	8.238730	5.79%	641	2006
	7.559228	7.787929	3.03%	421	2005
	7.216195	7.559228	4.75%	1,131	2004
	5.664808	7.216195	27.39%	97	2003
	7.807042	5.664808	-27.44%	183	2002
	9.088650	7.807042	-14.10%	169	2001
	10.000000	9.088650	-9.11%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.058500	12.835257	-1.71%	0	2007
	12.152922	13.058500	7.45%	0	2006
	12.030426	12.152922	1.02%	0	2005
	11.195043	12.030426	7.46%	0	2004
	10.000000	11.195043	11.95%	0	2003*

Oppenheimer Global Fund: Class A	13.360460	13.929885	4.26%	62	2007
	11.566893	13.360460	15.51%	62	2006
	10.326042	11.566893	12.02%	62	2005
	8.842799	10.326042	16.77%	62	2004
	6.280888	8.842799	40.79%	959	2003
	8.230876	6.280888	-23.69%	1,208	2002
	9.484634	8.230876	-13.22%	1,169	2001
	10.000000	9.484634	-5.15%	898	2000*

Oppenheimer Strategic Income Fund: Class A	14.612458	15.703565	7.47%	82	2007
	13.790305	14.612458	5.96%	82	2006
	13.454816	13.790305	2.49%	82	2005
	12.474019	13.454816	7.86%	0	2004
	10.599972	12.474019	17.68%	0	2003
	10.082142	10.599972	5.14%	0	2002
	9.893992	10.082142	1.90%	0	2001
	10.000000	9.893992	-1.06%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.934359	15.584368	4.35%	193	2007
	12.927265	14.934359	15.53%	193	2006
	11.518744	12.927265	12.23%	193	2005
	10.000000	11.518744	15.19%	155	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.165628	14.064018	6.82%	648	2007
	12.925880	13.165628	1.85%	915	2006
	12.828077	12.925880	0.76%	1,247	2005
	12.458416	12.828077	2.97%	1,378	2004
	12.050755	12.458416	3.38%	1,351	2003
	11.169659	12.050755	7.89%	2,034	2002
	10.417874	11.169659	7.22%	0	2001
	10.000000	10.417874	4.18%	0	2000*

Putnam International Equity Fund: Class A	20.194663	21.539778	6.66%	0	2007
	16.003137	20.194663	26.19%	0	2006
	14.445959	16.003137	10.78%	0	2005
	12.630321	14.445959	14.38%	0	2004
	10.000000	12.630321	26.30%	0	2003*

Putnam Voyager Fund: Class A	12.991035	13.459182	3.60%	0	2007
	12.545600	12.991035	3.55%	0	2006
	12.084679	12.545600	3.81%	0	2005
	11.719211	12.084679	3.12%	0	2004
	10.000000	11.719211	17.19%	0	2003*

Templeton Foreign Fund: Class A	16.298519	18.801871	15.36%	0	2007
	13.810244	16.298519	18.02%	0	2006
	12.685282	13.810244	8.87%	0	2005
	10.911931	12.685282	16.25%	0	2004
	8.496489	10.911931	28.43%	0	2003
	9.451747	8.496489	-10.11%	0	2002
	10.432935	9.451747	-9.40%	30	2001
	10.000000	10.432935	4.33%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.117918	17.272288	0.90%	502	2007
	14.994938	17.117918	14.16%	357	2006
	13.868607	14.994938	8.12%	216	2005
	12.369678	13.868607	12.12%	12	2004
	10.000000	12.369678	23.70%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.102547	21.794982	20.40%	0	2007
	16.876469	18.102547	7.27%	0	2006
	14.582191	16.876469	15.73%	0	2005
	12.244561	14.582191	19.09%	0	2004
	10.000000	12.244561	22.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.533755	21.580504	-18.67%	465	2007
	19.617814	26.533755	35.25%	382	2006
	17.097527	19.617814	14.74%	293	2005
	12.712919	17.097527	34.49%	82	2004
	10.000000	12.712919	27.13%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.685640	16.619472	5.95%	319	2007
	15.014464	15.685640	4.47%	222	2006
	13.578037	15.014464	10.58%	121	2005
	12.183224	13.578037	11.45%	0	2004
	10.000000	12.183224	21.83%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.580814	14.690964	8.17%	21	2007
	11.968407	13.580814	13.47%	22	2006
	10.858522	11.968407	10.22%	22	2005
	10.035659	10.858522	8.20%	163	2004
	7.353115	10.035659	36.48%	154	2003
	9.255699	7.353115	-20.56%	146	2002
	9.570046	9.255699	-3.28%	65	2001
	10.000000	9.570046	-4.30%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.489037	15.657773	25.37%	0	2007
	11.781074	12.489037	6.01%	0	2006
	10.984245	11.781074	7.25%	0	2005
	9.916727	10.984245	10.76%	0	2004
	10.000000	9.916727	-0.83%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.585175	7.630431	0.60%	731	2007
	6.680198	7.585175	13.55%	1,301	2006
	6.913889	6.680198	-3.38%	1,239	2005
	6.453280	6.913889	7.14%	924	2004
	5.269968	6.453280	22.45%	360	2003
	6.851594	5.269968	-23.08%	0	2002
	8.711714	6.851594	-21.35%	0	2001
	10.000000	8.711714	-12.88%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.397054	14.469681	16.72%	0	2007
	11.071940	12.397054	11.97%	0	2006
	10.000000	11.071940	10.72%	0	2005*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.155405	11.239598	0.75%	0	2007
	10.248836	11.155405	8.85%	0	2006
	10.000000	10.248836	2.49%	0	2005*

AIM Dynamics Fund: Investor Class	6.940076	7.667614	10.48%	160	2007
	6.055286	6.940076	14.61%	160	2006
	5.578406	6.055286	8.55%	160	2005
	5.066971	5.578406	10.09%	160	2004
	3.725817	5.066971	36.00%	319	2003
	5.661400	3.725817	-34.19%	203	2002
	8.578597	5.661400	-34.01%	1,295	2001
	10.000000	8.578597	-14.21%	34	2000*

AIM Small Cap Growth Fund: Investor Class	10.171691	11.141813	9.54%	210	2007
	10.000000	10.171691	1.72%	0	2006*

American Century Growth: Investor Class	6.704796	7.845293	17.01%	0	2007
	6.315302	6.704796	6.17%	0	2006
	6.124493	6.315302	3.12%	0	2005
	5.665900	6.124493	8.09%	0	2004
	4.630499	5.665900	22.36%	146	2003
	6.373586	4.630499	-27.35%	181	2002
	7.968889	6.373586	-20.02%	181	2001
	10.000000	7.968889	-20.31%	36	2000*

American Century Income & Growth: Advisor Class	10.533509	10.303184	-2.19%	4,921	2007
	9.164201	10.533509	14.94%	4,924	2006
	8.913758	9.164201	2.81%	3,835	2005
	8.041005	8.913758	10.85%	3,874	2004
	6.321623	8.041005	27.20%	203	2003
	7.994908	6.321623	-20.93%	206	2002
	8.898032	7.994908	-10.15%	0	2001
	10.000000	8.898032	-11.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth Fund: Class A	9.352665	10.752021	14.96%	0	2007
	7.624850	9.352665	22.66%	0	2006
	6.856905	7.624850	11.20%	0	2005
	6.060427	6.856905	13.14%	0	2004
	4.925269	6.060427	23.05%	0	2003
	6.219350	4.925269	-20.81%	0	2002
	8.663227	6.219350	-28.21%	0	2001
	10.000000	8.663227	-13.37%	0	2000*

American Century Short Term Government: Investor Class	11.557811	12.090061	4.61%	525	2007
	11.298605	11.557811	2.29%	639	2006
	11.299645	11.298605	-0.01%	631	2005
	11.413984	11.299645	-1.00%	562	2004
	11.477500	11.413984	-0.55%	553	2003
	11.089304	11.477500	3.50%	445	2002
	10.523734	11.089304	5.37%	0	2001
	10.000000	10.523734	5.24%	0	2000*

American Century Ultra: Investor Class	6.515327	7.805724	19.81%	573	2007
	6.849246	6.515327	-4.88%	376	2006
	6.819405	6.849246	0.44%	2,012	2005
	6.263909	6.819405	8.87%	1,831	2004
	5.061637	6.263909	23.75%	1,831	2003
	6.696752	5.061637	-24.42%	22	2002
	7.975357	6.696752	-16.03%	23	2001
	10.000000	7.975357	-20.25%	24	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.332411	17.777155	15.94%	91	2007
	12.484669	15.332411	22.81%	0	2006
	11.235831	12.484669	11.11%	0	2005
	10.000000	11.235831	12.36%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.241159	10.730271	4.78%	689	2007
	8.956084	10.241159	14.35%	556	2006
	8.743924	8.956084	2.43%	464	2005
	8.421479	8.743924	3.83%	328	2004
	7.112568	8.421479	-18.51%	328	2003
	8.728443	7.112568	-12.23%	328	2002
	9.944773	8.728443	-0.55%	1,409	2001
	10.000000	9.944773		0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	12.427837	10.885254	-12.41%	0	2007
	11.801603	12.427837	5.31%	0	2006
	10.990763	11.801603	7.38%	0	2005
	9.782940	10.990763	12.35%	0	2004
	7.131276	9.782940	37.18%	0	2003
	9.082232	7.131276	-21.48%	0	2002
	10.251577	9.082232	-11.41%	0	2001
	10.000000	10.251577	2.52%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.587738	10.944307	3.37%	0	2007
	9.828555	10.587738	7.72%	0	2006
	10.126751	9.828555	-2.94%	0	2005
	10.000000	10.126751	1.27%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.316052	6.680644	5.77%	0	2007
	5.891101	6.316052	7.21%	0	2006
	5.788988	5.891101	1.76%	2,003	2005
	5.556745	5.788988	4.18%	2,003	2004
	4.488522	5.556745	23.80%	2,003	2003
	6.462061	4.488522	-30.54%	0	2002
	8.614379	6.462061	-24.99%	0	2001
	10.000000	8.614370	-13.86%	9	2000*

Federated Bond Fund: Class F Shares	14.032409	14.496998	3.31%	0	2007
	13.481980	14.032409	4.08%	0	2006
	13.454199	13.481980	0.21%	0	2005
	12.811158	13.454199	5.02%	0	2004
	11.540663	12.811158	11.01%	0	2003
	10.973930	11.540663	5.16%	0	2002
	10.397620	10.973930	5.54%	0	2001
	10.000000	10.397620	3.98%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	9.927336	9.943354	0.16%	0	2007
	8.227543	9.927336	20.66%	0	2006
	8.120367	8.227543	1.32%	0	2005
	7.308447	8.120367	11.11%	0	2004
	5.995628	7.308447	21.90%	0	2003
	7.565892	5.995628	-20.75%	0	2002
	8.674071	7.565892	-12.78%	0	2001
	10.000000	8.674071	-13.26%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated High Yield Trust	12.783034	12.967343	1.44%	53	2007
	11.686765	12.783034	9.38%	53	2006
	11.600510	11.686765	0.74%	53	2005
	10.566235	11.600510	9.79%	53	2004
	8.747531	10.566235	20.79%	53	2003
	8.888885	8.747531	-1.59%	0	2002
	9.212518	8.888885	-3.51%	0	2001
	10.000000	9.212518	-7.87%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.760819	13.270812	4.00%	1,734	2007
	12.440089	12.760819	2.58%	1,677	2006
	12.393679	12.440089	0.38%	1,350	2005
	12.208347	12.393679	1.52%	1,485	2004
	11.706203	12.208347	4.29%	0	2003
	10.928791	11.706203	7.11%	0	2002
	10.349061	10.928791	5.60%	0	2001
	10.000000	10.349061	3.49%	0	2000*

Fidelity Advisor Balanced Fund: Class A	11.207039	11.957223	6.69%	0	2007
	10.217714	11.207039	9.68%	0	2006
	9.867385	10.217714	3.55%	0	2005
	9.537884	9.867385	3.45%	0	2004
	8.227374	9.537884	15.93%	0	2003
	9.172460	8.227374	-10.30%	0	2002
	9.490780	9.172460	-3.35%	0	2001
	10.000000	9.490780	-5.09%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.894950	8.564660	24.22%	2,264	2007
	6.579725	6.894950	4.79%	2,134	2006
	6.348165	6.579725	3.65%	1,998	2005
	6.276039	6.348165	1.15%	1,774	2004
	4.831652	6.276039	29.89%	1,196	2003
	7.071813	4.831652	-31.68%	994	2002
	8.763539	7.071813	-19.30%	0	2001
	10.000000	8.763539	-12.36%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	14.931260	15.207673	1.85%	3,532	2007
	12.967108	14.931260	15.15%	3,311	2006
	12.388044	12.967108	4.67%	2,722	2005
	11.234178	12.388044	10.27%	2,580	2004
	8.871707	11.234178	26.63%	794	2003
	10.675871	8.871707	-16.90%	355	2002
	11.101261	10.675871	-3.83%	1,143	2001
	10.000000	11.101261	11.01%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.961324	9.635150	21.02%	0	2007
	7.706987	7.961324	3.30%	0	2006
	7.213300	7.706987	6.56%	0	2005
	6.849137	7.213300	5.32%	0	2004
	5.382038	6.849137	27.26%	0	2003
	7.046532	5.382038	-23.62%	0	2002
	8.431760	7.046532	-16.43%	0	2001
	10.000000	8.431760	-15.68%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	15.431821	15.513618	0.53%	0	2007
	13.573239	15.431821	13.69%	0	2006
	13.191712	13.573239	2.89%	0	2005
	11.678133	13.191712	12.96%	0	2004
	8.266944	11.678133	41.26%	0	2003
	8.758454	8.266944	-5.61%	0	2002
	9.012867	8.758454	-2.82%	0	2001
	10.000000	9.012867	-9.87%	0	2000*

Fidelity Advisor Overseas Fund: Class A	11.731265	13.500511	15.08%	0	2007
	10.027162	11.731265	16.99%	0	2006
	8.918378	10.027162	12.43%	0	2005
	8.024633	8.918378	11.14%	0	2004
	5.653699	8.024633	41.94%	0	2003
	7.197808	5.653699	-21.45%	0	2002
	9.164160	7.197808	-21.46%	0	2001
	10.000000	9.164160	-8.36%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.900646	17.153400	15.12%	141	2007
	12.859292	14.900646	15.87%	0	2006
	11.010757	12.859292	16.79%	0	2005
	10.000000	11.010757	10.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.412560	21.300641	-4.96%	1,882	2007
	19.584935	22.412560	14.44%	1,937	2006
	17.954585	19.584935	9.08%	1,552	2005
	14.568950	17.954585	23.24%	1,419	2004
	11.431820	14.568950	27.44%	0	2003
	12.360843	11.431820	-7.52%	0	2002
	10.679080	12.360843	15.75%	0	2001
	10.000000	10.679080	6.79%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.389292	17.608913	1.26%	3,028	2007
	14.986005	17.389292	16.04%	3,140	2006
	13.853757	14.986005	8.17%	2,542	2005
	12.411056	13.853757	11.62%	2,546	2004
	10.000792	12.411056	24.10%	771	2003
	11.450933	10.000792	-12.66%	661	2002
	10.991456	11.450933	4.18%	55	2001
	10.000000	10.991456	9.91%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.964097	8.745994	9.82%	1,899	2007
	7.530977	7.964097	5.75%	1,696	2006
	6.926495	7.530977	8.73%	1,481	2005
	6.230367	6.926495	11.17%	776	2004
	4.601167	6.230367	35.41%	766	2003
	6.643734	4.601167	-30.74%	647	2002
	8.501270	6.643734	-21.85%	0	2001
	10.000000	8.501270	-14.99%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.878566	16.891835	13.53%	207	2007
	12.454527	14.878566	19.46%	351	2006
	11.497838	12.454527	8.32%	205	2005
	10.000000	11.497838	14.98%	184	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.546864	11.880541	2.89%	0	2007
	10.458928	11.546864	10.40%	0	2006
	10.370219	10.458928	0.86%	0	2005
	9.718916	10.370219	6.70%	0	2004
	8.345175	9.718916	16.46%	0	2003
	9.676739	8.345175	-13.76%	0	2002
	10.000000	9.676739	-3.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	11.544430	12.471088	8.03%	1,209	2007
	10.632287	11.544430	8.58%	1,209	2006
	10.040442	10.632287	5.89%	1,194	2005
	9.416378	10.040442	6.63%	1,044	2004
	8.398088	9.416378	12.13%	932	2003
	9.139387	8.398088	-8.11%	713	2002
	9.766513	9.139387	-6.42%	0	2001
	10.000000	9.766513	-2.33%	0	2000*

Janus Adviser International Growth Fund: I Shares	14.259079	17.688657	24.05%	0	2007
	10.023935	14.259079	42.25%	0	2006
	7.736677	10.023935	29.56%	0	2005
	6.563472	7.736677	17.87%	0	2004
	4.951489	6.563472	32.56%	0	2003
	6.768991	4.951489	-26.85%	0	2002
	8.914364	6.768991	-24.07%	0	2001
	10.000000	8.914364	-10.86%	0	2000*

Janus Adviser Worldwide Fund: I Shares	7.441238	7.970400	7.11%	527	2007
	6.470159	7.441238	15.01%	527	2006
	6.202010	6.470159	4.32%	527	2005
	6.021074	6.202010	3.01%	749	2004
	4.984020	6.021074	20.81%	749	2003
	6.848446	4.984020	-27.22%	682	2002
	8.823829	6.848446	-22.39%	1,331	2001
	10.000000	8.823829	-11.76%	0	2000*

Janus Fund	6.101845	6.914063	13.31%	297	2007
	5.609856	6.101845	8.77%	297	2006
	5.485391	5.609856	2.27%	297	2005
	5.327723	5.485391	2.96%	297	2004
	4.112933	5.327723	29.54%	443	2003
	5.773277	4.112933	-28.76%	185	2002
	7.944989	5.773277	-27.33%	2,209	2001
	10.000000	7.944989	-20.55%	35	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.358106	8.499933	33.69%	680	2007
	5.756512	6.358106	10.45%	492	2006
	5.348949	5.756512	7.62%	492	2005
	4.389779	5.348949	21.85%	492	2004
	3.561920	4.389779	23.24%	492	2003
	4.766800	3.561920	-25.28%	15	2002
	6.846831	4.766800	-30.38%	15	2001
	10.000000	6.846831	-31.53%	13	2000*

Janus Worldwide Fund	6.620402	7.111628	7.42%	0	2007
	5.709267	6.620402	15.96%	0	2006
	5.484402	5.709267	4.10%	0	2005
	5.283887	5.484402	3.79%	0	2004
	4.324418	5.283887	22.19%	0	2003
	5.943189	4.324418	-27.24%	0	2002
	7.836337	5.943189	-24.16%	0	2001
	10.000000	7.836337	-21.64%	0	2000*

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.126350	16.648787	-8.15%	0	2007
	15.782729	18.126350	14.85%	0	2006
	15.440360	15.782729	2.22%	0	2005
	13.663752	15.440360	13.00%	0	2004
	10.026413	13.663752	36.28%	0	2003
	12.406020	10.026413	-19.18%	0	2002
	10.719405	12.406020	15.73%	0	2001
	10.000000	10.719405	7.19%	0	2000*

Nationwide Bond Fund: Class D	13.770693	14.368760	4.34%	0	2007
	13.411321	13.770693	2.68%	0	2006
	13.222435	13.411321	1.43%	0	2005
	12.825037	13.222435	3.10%	0	2004
	12.257116	12.825037	4.63%	0	2003
	11.405689	12.257116	7.46%	0	2002
	10.558630	11.405689	8.02%	0	2001
	10.000000	10.558630	5.59%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.591186	13.164179	4.55%	202	2007
	12.339389	12.591186	2.04%	202	2006
	12.315921	12.339389	0.19%	202	2005
	12.071983	12.315921	2.02%	218	2004
	11.896696	12.071983	1.47%	9	2003
	11.051465	11.896696	7.65%	0	2002
	10.487846	11.051465	5.37%	0	2001
	10.000000	10.487846	4.88%	0	2000*

Nationwide Government Bond Fund: Class D	13.344547	14.139084	5.95%	0	2007
	13.063696	13.344547	2.15%	0	2006
	12.923467	13.063696	1.09%	0	2005
	12.704958	12.923467	1.72%	0	2004
	12.677576	12.704958	0.22%	0	2003
	11.614914	12.677576	9.15%	0	2002
	10.935667	11.614914	6.21%	0	2001
	10.000000	10.935667	9.36%	0	2000*

Nationwide Growth Fund: Class A	11.733454	13.763695	17.30%	0	2007
	11.254521	11.733454	4.26%	0	2006
	10.783655	11.254521	4.37%	0	2005
	10.171770	10.783655	6.02%	0	2004
	10.000000	10.171770	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.567428	6.548125	17.61%	0	2007
	5.324527	5.567428	4.56%	0	2006
	5.080656	5.324527	4.80%	0	2005
	4.778247	5.080656	6.33%	0	2004
	3.652208	4.778247	30.83%	0	2003
	5.208622	3.652208	-29.88%	0	2002
	7.334630	5.208622	-28.99%	0	2001
	10.000000	7.334630	-26.65%	0	2000*

Nationwide International Index Fund: Class A	12.933486	14.010847	8.33%	9	2007
	10.466767	12.933486	23.57%	9	2006
	9.374794	10.466767	11.65%	9	2005
	8.000894	9.374794	17.17%	9	2004
	5.936478	8.000894	34.78%	6	2003
	7.334469	5.936478	-19.06%	0	2002
	9.625975	7.334469	-23.81%	0	2001
	10.000000	9.625975	-3.74%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	16.059352	15.396501	-4.13%	448	2007
	13.489554	16.059352	19.05%	544	2006
	12.735758	13.489554	5.51%	557	2005
	11.174271	12.735758	13.97%	515	2004
	8.874148	11.174271	25.92%	324	2003
	10.466075	8.874148	-15.21%	278	2002
	11.176918	10.466075	-6.36%	0	2001
	10.000000	11.176918	11.77%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	14.001258	14.766146	5.46%	428	2007
	12.991738	14.001258	7.77%	517	2006
	11.812418	12.991738	9.98%	515	2005
	10.391450	11.812418	13.67%	467	2004
	7.862269	10.391450	32.17%	432	2003
	9.435541	7.862269	-16.67%	0	2002
	9.768783	9.435541	-3.41%	0	2001
	10.000000	9.768783	-2.31%	0	2000*

Nationwide Money Market Fund: Service Class	10.527959	10.845117	3.01%	377	2007
	10.255009	10.527959	2.66%	514	2006
	10.165595	10.255009	0.88%	386	2005
	10.266707	10.165595	-0.98%	386	2004
	10.386682	10.266707	-1.16%	718	2003
	10.455889	10.386682	-0.66%	0	2002
	10.283764	10.455889	1.67%	0	2001
	10.000000	10.283764	2.84%	0	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.500315	11.914110	3.60%	0	2007
	11.018943	11.500315	4.37%	0	2006
	10.856165	11.018943	1.50%	0	2005
	10.535690	10.856165	3.04%	0	2004
	9.951198	10.535690	5.87%	0	2003
	10.065869	9.951198	-1.14%	0	2002
	10.021981	10.065869	0.44%	0	2001
	10.000000	10.021981	0.22%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.676780	12.147645	4.03%	0	2007
	10.942269	11.676780	6.71%	545	2006
	10.656020	10.942269	2.69%	256	2005
	10.120142	10.656020	5.30%	54	2004
	9.063483	10.120142	11.66%	0	2003
	9.623562	9.063483	-5.82%	0	2002
	9.901097	9.623562	-2.80%	0	2001
	10.000000	9.901097	-0.99%	0	2000*

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.656911	12.101263	3.81%	3,618	2007
	10.640407	11.656911	9.55%	3,469	2006
	10.263917	10.640407	3.67%	3,331	2005
	9.537926	10.263917	7.61%	2,561	2004
	8.101212	9.537926	17.73%	2,314	2003
	9.107156	8.101212	-11.05%	0	2002
	9.722510	9.107156	-6.33%	0	2001
	10.000000	9.722510	-2.77%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.745101	12.263817	4.42%	721	2007
	10.434546	11.745101	12.56%	721	2006
	9.911643	10.434546	5.28%	721	2005
	8.990372	9.911643	10.25%	721	2004
	7.236921	8.990372	24.23%	0	2003
	8.599829	7.236921	-15.85%	0	2002
	9.587133	8.599829	-10.30%	0	2001
	10.000000	9.587133	-4.13%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.688354	12.171564	4.13%	372	2007
	10.172260	11.688354	14.90%	323	2006
	9.589984	10.172260	6.07%	276	2005
	8.553047	9.589984	12.12%	0	2004
	6.603530	8.553047	29.52%	0	2003
	8.228514	6.603530	-19.75%	0	2002
	9.449087	8.228514	-12.92%	0	2001
	10.000000	9.449087	-5.51%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide S&P 500® Index Fund: Service Class	9.267923	9.547637	3.02%	205	2007
	8.182820	9.267923	13.26%	205	2006
	7.981046	8.182820	2.53%	205	2005
	7.357456	7.981046	8.48%	393	2004
	5.854072	7.357456	25.68%	512	2003
	7.697675	5.854072	-23.95%	549	2002
	8.928569	7.697675	-13.79%	157	2001
	10.000000	8.928569	-10.71%	44	2000*

Nationwide Small Cap Fund: Class A	21.468092	19.836937	-7.60%	30	2007
	16.899521	21.468092	27.03%	231	2006
	14.024913	16.899521	20.50%	234	2005
	11.338516	14.024913	23.69%	196	2004
	7.788909	11.338516	45.57%	201	2003
	9.723097	7.788909	-19.89%	0	2002
	10.077345	9.723097	-3.52%	0	2001
	10.000000	10.077345	0.77%	0	2000*

Nationwide Small Cap Index Fund: Class A	14.411631	13.829486	-4.04%	237	2007
	12.502765	14.411631	15.27%	237	2006
	12.183053	12.502765	2.62%	237	2005
	10.519225	12.183053	15.82%	237	2004
	7.353772	10.519225	43.05%	216	2003
	9.457603	7.353772	-22.24%	0	2002
	9.459071	9.457603	-0.02%	0	2001
	10.000000	9.459071	-5.41%	0	2000*

Nationwide Value Opportunities Fund: Class A	16.653450	15.126112	-9.17%	0	2007
	14.368464	16.653450	15.90%	0	2006
	13.540002	14.368464	6.12%	0	2005
	12.139809	13.540002	11.53%	0	2004
	9.029816	12.139809	34.44%	0	2003
	10.721338	9.029816	-15.78%	0	2002
	10.704470	10.721338	0.16%	0	2001
	10.000000	10.704470	7.04%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.710199	11.365258	6.12%	89	2007
	9.565200	10.710199	11.97%	89	2006
	9.058328	9.565200	5.60%	89	2005
	8.390375	9.058328	7.96%	89	2004
	6.712058	8.390375	25.00%	89	2003
	8.235356	6.712058	-18.50%	89	2002
	9.510449	8.235356	-13.41%	0	2001
	10.000000	9.510449	-4.90%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	22.634772	27.112584	19.78%	0	2007
	21.456619	22.634772	5.49%	0	2006
	18.757762	21.456619	14.39%	0	2005
	16.070695	18.757762	16.72%	127	2004
	12.411341	16.070695	29.48%	220	2003
	13.009140	12.411341	-4.60%	222	2002
	11.802746	13.009140	10.22%	553	2001
	10.000000	11.802746	18.03%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	11.792978	12.453741	5.60%	0	2007
	10.581238	11.792978	11.45%	0	2006
	9.937578	10.581238	6.48%	0	2005
	8.715425	9.937578	14.02%	0	2004
	6.563649	8.715425	32.78%	0	2003
	9.007411	6.563649	-27.13%	0	2002
	9.339412	9.007411	-3.55%	0	2001
	10.000000	9.339412	-6.61%	0	2000*

Neuberger Berman Partners Fund: Trust Class	14.297731	15.444547	8.02%	0	2007
	12.859962	14.297731	11.18%	0	2006
	11.098574	12.859962	15.87%	0	2005
	9.481249	11.098574	17.06%	0	2004
	7.106023	9.481249	33.43%	0	2003
	9.621972	7.106023	-26.15%	0	2002
	10.112695	9.621972	-4.85%	0	2001
	10.000000	10.112695	1.13%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	13.367900	14.107389	5.53%	0	2007
	11.899936	13.367900	12.34%	0	2006
	11.260024	11.899936	5.68%	0	2005
	10.000000	11.260024	12.60%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Capital Appreciation Fund: Class A	8.212640	9.188127	11.88%	2,576	2007
	7.767192	8.212640	5.73%	2,380	2006
	7.542908	7.767192	2.97%	2,151	2005
	7.204272	7.542908	4.70%	1,848	2004
	5.658328	7.204272	27.32%	1,785	2003
	7.802087	5.658328	-27.48%	1,505	2002
	9.087542	7.802087	-14.15%	0	2001
	10.000000	9.087542	-9.12%	0	2000*

Oppenheimer Champion Income Fund: Class A	13.034192	12.804818	-1.76%	0	2007
	12.136451	13.034192	7.40%	0	2006
	12.020212	12.136451	0.97%	0	2005
	11.191225	12.020212	7.41%	0	2004
	10.000000	11.191225	11.91%	0	2003*

Oppenheimer Global Fund: Class A	13.315315	13.875714	4.21%	118	2007
	11.533645	13.315315	15.45%	118	2006
	10.301579	11.533645	11.96%	118	2005
	8.826336	10.301579	16.71%	118	2004
	6.272374	8.826336	40.72%	269	2003
	8.223900	6.272374	-23.73%	177	2002
	9.481459	8.223900	-13.26%	95	2001
	10.000000	9.481459	-5.19%	22	2000*

Oppenheimer Strategic Income Fund: Class A	14.566180	15.645836	7.41%	0	2007
	13.753598	14.566180	5.91%	0	2006
	13.425805	13.753598	2.44%	0	2005
	12.453452	13.425805	7.81%	0	2004
	10.587876	12.453452	17.62%	0	2003
	10.075756	10.587876	5.08%	0	2002
	9.892779	10.075756	1.85%	0	2001
	10.000000	9.892779	-1.07%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.914215	15.555404	4.30%	536	2007
	12.916367	14.914215	15.47%	508	2006
	11.514872	12.916367	12.17%	325	2005
	10.000000	11.514872	15.15%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.123888	14.012266	6.77%	4,658	2007
	12.891432	13.123888	1.80%	4,064	2006
	12.800377	12.891432	0.71%	3,396	2005
	12.437834	12.800377	2.91%	3,036	2004
	12.036963	12.437834	3.33%	489	2003
	11.162546	12.036963	7.83%	88	2002
	10.416559	11.162546	7.16%	0	2001
	10.000000	10.416559	4.17%	0	2000*

Putnam International Equity Fund: Class A	20.157140	21.488778	6.61%	0	2007
	15.981495	20.157140	26.13%	0	2006
	14.433730	15.981495	10.72%	0	2005
	12.626035	14.433730	14.32%	0	2004
	10.000000	12.626035	26.26%	0	2003*

Putnam Voyager Fund: Class A	12.966870	13.427287	3.55%	0	2007
	12.528612	12.966870	3.50%	0	2006
	12.074434	12.528612	3.76%	0	2005
	11.715235	12.074434	3.07%	0	2004
	10.000000	11.715235	17.15%	0	2003*

Templeton Foreign Fund: Class A	16.243401	18.728717	15.30%	204	2007
	13.770513	16.243401	17.96%	369	2006
	12.655196	13.770513	8.81%	369	2005
	10.891593	12.655196	16.19%	369	2004
	8.484956	10.891593	28.36%	411	2003
	9.443720	8.484956	-10.15%	0	2002
	10.429426	9.443720	-9.45%	0	2001
	10.000000	10.429426	4.29%	0	2000*

Van Kampen Growth and Income Fund: Class A	17.086103	17.231380	0.85%	590	2007
	14.974651	17.086103	14.10%	525	2006
	13.856857	14.974651	8.07%	375	2005
	12.365483	13.856857	12.06%	0	2004
	10.000000	12.365483	23.65%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.068898	21.743369	20.34%	0	2007
	16.853643	18.068898	7.21%	0	2006
	14.569849	16.853643	15.67%	0	2005
	12.240409	14.569849	19.03%	0	2004
	10.000000	12.240409	22.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.484444	21.529379	-18.71%	181	2007
	19.591280	26.484444	35.18%	308	2006
	17.083053	19.591280	14.68%	310	2005
	12.708609	17.083053	34.42%	343	2004
	10.000000	12.708609	27.09%	345	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.656492	16.580105	5.90%	0	2007
	14.994169	15.656492	4.42%	0	2006
	13.566546	14.994169	10.52%	0	2005
	12.179097	13.566546	11.39%	0	2004
	10.000000	12.179097	21.79%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.534906	14.633816	8.12%	0	2007
	11.933985	13.534906	13.41%	0	2006
	10.832774	11.933985	10.17%	0	2005
	10.016954	10.832774	8.14%	0	2004
	7.343132	10.016954	36.41%	0	2003
	9.247848	7.343132	-20.60%	0	2002
	9.566828	9.247848	-3.33%	350	2001
	10.000000	9.566828	-4.33%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	12.469031	15.624708	25.31%	0	2007
	11.768169	12.469031	5.96%	0	2006
	10.977773	11.768169	7.20%	0	2005
	9.915924	10.977773	10.71%	0	2004
	10.000000	9.915924	-0.84%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.561145	7.602366	0.55%	0	2007
	6.662414	7.561145	13.49%	0	2006
	6.898966	6.662414	-3.43%	0	2005
	6.442629	6.898966	7.08%	0	2004
	5.263942	6.442629	22.39%	0	2003
	6.847258	5.263942	-23.12%	0	2002
	8.710649	6.847258	-21.39%	0	2001
	10.000000	8.710649	-12.89%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.386182	14.449606	16.66%	0	2007
	11.067846	12.386182	11.91%	0	2006
	10.000000	11.067846	10.68%	0	2005*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.147149	11.225535	0.70%	0	2007
	10.246438	11.147149	8.79%	0	2006
	10.000000	10.246438	2.46%	0	2005*

AIM Dynamics Fund: Investor Class	6.916565	7.637731	10.43%	0	2007
	6.037838	6.916565	14.55%	0	2006
	5.565164	6.037838	8.49%	509	2005
	5.057515	5.565164	10.04%	382	2004
	3.720751	5.057515	35.93%	418	2003
	5.656585	3.720751	-34.22%	136	2002
	8.575710	5.656585	-34.04%	131	2001

AIM Small Cap Growth Fund: Investor Class	10.167914	11.131981	9.48%	0	2007
	10.000000	10.167914	1.68%	0	2006

American Century Growth: Investor Class	6.682114	7.814768	16.95%	0	2007
	6.297135	6.682114	6.11%	0	2006
	6.109969	6.297135	3.06%	0	2005
	5.655334	6.109969	8.04%	661	2004
	4.624215	5.655334	22.30%	407	2003
	6.368173	4.624215	-27.39%	278	2002
	7.966201	6.368175	-20.06%	8	2001

American Century Income & Growth: Advisor Class	10.497895	10.263092	-2.24%	0	2007
	9.137847	10.497895	14.88%	0	2006
	8.892629	9.137847	2.76%	0	2005
	8.026023	8.892629	10.80%	273	2004
	6.313043	8.026023	27.13%	195	2003
	7.988111	6.313043	-20.97%	109	2002
	8.895032	7.988111	-10.20%	7	2001

American Century International Growth Fund: Class A	9.321007	10.710149	14.90%	0	2007
	7.602888	9.321007	22.60%	0	2006
	6.840625	7.602888	11.14%	0	2005
	6.049112	6.840625	13.08%	0	2004
	4.918580	6.049112	22.98%	0	2003
	6.214062	4.918580	-20.85%	0	2002
	8.660308	6.214062	-28.25%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.518730	12.043031	4.55%	0	2007
	11.266113	11.518730	2.24%	0	2006
	11.272860	11.266113	-0.06%	0	2005
	11.392730	11.272860	-1.05%	181	2004
	11.461949	11.392730	-0.60%	112	2003
	11.079918	11.461949	3.45%	52	2002
	10.520202	11.079918	5.32%	4	2001

American Century Ultra: Investor Class	6.493311	7.775380	19.74%	0	2007
	6.829566	6.493311	-4.92%	0	2006
	6.803262	6.829566	0.39%	0	2005
	6.252252	6.803262	8.81%	0	2004
	5.054776	6.252252	23.69%	0	2003
	6.691069	5.054776	-24.45%	0	2002
	7.972674	6.691069	-16.07%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.311694	17.744059	15.89%	0	2007
	12.474122	15.311694	22.75%	0	2006
	11.232049	12.474122	11.06%	0	2005
	10.000000	11.232049	12.32%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.206504	10.688494	4.72%	0	2007
	8.930298	10.206504	14.29%	0	2006
	8.723180	8.930298	2.37%	0	2005
	8.405778	8.723180	3.78%	435	2004
	7.102918	8.405778	18.34%	262	2003
	8.721047	7.102918	-18.55%	173	2002
	9.941437	8.721047	-12.28%	5	2001

Dreyfus Emerging Leaders Fund	12.385812	10.842894	-12.46%	0	2007
	11.767668	12.385812	5.25%	0	2006
	10.964718	11.767668	7.32%	0	2005
	9.764719	10.964718	12.29%	0	2004
	7.121604	9.764719	37.11%	0	2003
	9.074530	7.121604	-21.52%	0	2002
	10.248136	9.074530	-11.45%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.576816	10.927421	3.31%	0	2007
	9.823389	10.576816	7.67%	0	2006
	10.126555	9.823389	-2.99%	0	2005
	10.000000	10.126555	1.27%	136	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.294668	6.654621	5.72%	0	2007
	5.874131	6.294668	7.16%	0	2006
	5.775239	5.874131	1.71%	167	2005
	5.546366	5.775239	4.13%	117	2004
	4.482421	5.546366	23.74%	116	2003
	6.456577	4.482421	-30.58%	39	2002
	8.611484	6.456577	-25.02%	37	2001

Federated Bond Fund: Class F Shares	13.985008	14.440642	3.26%	0	2007
	13.443249	13.985008	4.03%	0	2006
	13.422360	13.443249	0.16%	0	2005
	12.787336	13.422360	4.97%	0	2004
	11.525047	12.787336	10.95%	0	2003
	10.964654	11.525047	5.11%	0	2002
	10.394127	10.964654	5.49%	0	2001

Federated Equity Income Fund, Inc.: Class F Shares	9.895863	9.906768	0.11%	0	2007
	8.205621	9.895863	20.60%	0	2006
	8.102839	8.205621	1.27%	0	2005
	7.296384	8.102839	11.05%	0	2004
	5.988773	7.296384	21.83%	0	2003
	7.561094	5.988773	-20.79%	0	2002
	8.673008	7.561094	-12.82%	0	2001

Federated High Yield Trust	12.739754	12.916833	1.39%	0	2007
	11.653105	12.739754	9.32%	0	2006
	11.572967	11.653105	0.69%	290	2005
	10.546508	11.572967	9.73%	155	2004
	8.735640	10.546508	20.73%	110	2003
	8.881317	8.735640	-1.64%	0	2002
	9.209384	8.881317	-3.56%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.720342	13.221956	3.94%	0	2007
	12.406921	12.720342	2.53%	0	2006
	12.366901	12.406921	0.33%	0	2005
	12.188166	12.366901	1.47%	0	2004
	11.692797	12.188166	4.24%	0	2003
	10.921827	11.692797	7.06%	0	2002
	10.347756	10.921827	5.55%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Balanced Fund: Class A	11.169165	11.910731	6.64%	0	2007
	10.188342	11.169165	9.63%	0	2006
	9.843998	10.188342	3.50%	0	2005
	9.520109	9.843998	3.40%	245	2004
	8.216216	9.520109	15.87%	162	2003
	9.164684	8.216216	-10.35%	85	2002
	9.487590	9.164684	-3.40%	6	2001

Fidelity Advisor Equity Growth Fund: Class A	6.873077	8.533139	24.15%	0	2007
	6.562174	6.873077	4.74%	0	2006
	6.334443	6.562174	3.60%	0	2005
	6.265665	6.334443	1.10%	523	2004
	4.826114	6.265665	29.83%	292	2003
	7.067316	4.826114	-31.71%	222	2002
	8.762466	7.067316	-19.35%	4	2001

Fidelity Advisor Equity Income Fund: Class A	14.880817	15.148544	1.80%	0	2007
	12.929854	14.880817	15.09%	0	2006
	12.358708	12.929854	4.62%	0	2005
	11.213266	12.358708	10.22%	57	2004
	8.859694	11.213266	26.56%	44	2003
	10.666836	8.859694	-16.94%	25	2002
	11.097543	10.666836	-3.88%	2	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.934396	9.597654	20.96%	0	2007
	7.684809	7.934396	3.25%	0	2006
	7.196181	7.684809	6.50%	0	2005
	6.836359	7.196181	5.26%	0	2004
	5.374728	6.836359	27.19%	0	2003
	7.040550	5.374728	-23.66%	0	2002
	8.428927	7.040550	-16.47%	0	2001

Fidelity Advisor High Income Advantage Fund: Class T	15.379669	15.453295	0.48%	0	2007
	13.534228	15.379669	13.64%	0	2006
	13.160459	13.534228	2.84%	213	2005
	11.656399	13.160459	12.90%	124	2004
	8.255737	11.656399	41.19%	61	2003
	8.751025	8.255737	-5.66%	88	2002
	9.009830	8.751025	-2.87%	85	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Overseas Fund: Class A	11.694104	13.450863	15.02%	0	2007
	10.000473	11.694104	16.94%	0	2006
	8.899143	10.000473	12.38%	0	2005
	8.011403	8.899143	11.08%	0	2004
	5.647235	8.011403	41.86%	0	2003
	7.193242	5.647235	-21.49%	0	2002
	9.163041	7.193242	-21.50%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.880550	17.121508	15.06%	0	2007
	12.848462	14.880550	15.82%	0	2006
	11.007058	12.848462	16.73%	0	2005
	10.000000	11.007058	10.07%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.341564	21.222316	-5.01%	0	2007
	19.532803	22.341564	14.38%	0	2006
	17.915861	19.532803	9.03%	0	2005
	14.544920	17.915861	23.18%	103	2004
	11.418764	14.544920	27.38%	76	2003
	12.353009	11.418764	-7.56%	43	2002
	10.677776	12.353009	15.69%	3	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.330434	17.540344	1.21%	0	2007
	14.942867	17.330434	15.98%	0	2006
	13.820886	14.942867	8.12%	0	2005
	12.387906	13.820886	11.57%	225	2004
	9.987213	12.387906	24.04%	138	2003
	11.441217	9.987213	-12.71%	104	2002
	10.987759	11.441217	4.13%	3	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.937133	8.711937	9.76%	0	2007
	7.509296	7.937133	5.70%	0	2006
	6.910060	7.509296	8.67%	139	2005
	6.218739	6.910060	11.12%	591	2004
	4.594917	6.218739	35.34%	407	2003
	6.638096	4.594917	-30.78%	275	2002
	8.498408	6.638096	-21.89%	44	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.858498	16.860430	13.47%	0	2007
	12.444050	14.858498	19.40%	0	2006
	11.493980	12.444050	8.27%	0	2005
	10.000000	11.493980	14.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.515125	11.841832	2.84%	0	2007
	10.435476	11.515125	10.35%	0	2006
	10.352216	10.435476	0.80%	0	2005
	9.706980	10.352216	6.65%	0	2004
	8.339157	9.706980	16.40%	0	2003
	9.674684	8.339157	-13.80%	0	2002
	10.000000	9.674684	-3.25%	0	2001*

Janus Adviser Balanced Fund: I Shares	11.507831	12.425182	7.97%	0	2007
	10.603954	11.507831	8.52%	0	2006
	10.018767	10.603954	5.84%	0	2005
	9.400831	10.018767	6.57%	70	2004
	8.388485	9.400831	12.07%	51	2003
	9.133593	8.388485	-8.16%	26	2002
	9.765320	9.133593	-6.47%	2	2001

Janus Adviser International Growth Fund: I Shares	14.213906	17.623603	23.99%	0	2007
	9.997249	14.213906	42.18%	0	2006
	7.719991	9.997249	29.50%	0	2005
	6.552650	7.719991	17.81%	0	2004
	4.945835	6.552650	32.49%	0	2003
	6.764692	4.945835	-26.89%	0	2002
	8.913279	6.764692	-24.11%	0	2001

Janus Adviser Worldwide Fund: I Shares	7.417666	7.941093	7.06%	0	2007
	6.452929	7.417666	14.95%	0	2006
	6.188632	6.452929	4.27%	0	2005
	6.011148	6.188632	2.95%	394	2004
	4.978320	6.011148	20.75%	480	2003
	6.844093	4.978320	-27.26%	378	2002
	8.822751	6.844093	-22.43%	4	2001

Janus Fund	6.081226	6.887176	13.25%	0	2007
	5.593730	6.081226	8.72%	0	2006
	5.472394	5.593730	2.22%	349	2005
	5.317797	5.472394	2.91%	254	2004
	4.107350	5.317797	29.47%	250	2003
	5.768376	4.107350	-28.80%	85	2002
	7.942323	5.768376	-27.37%	81	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.336599	8.466841	33.62%	0	2007
	5.739947	6.336599	10.39%	0	2006
	5.336257	5.739947	7.57%	745	2005
	4.381594	5.336257	21.79%	570	2004
	3.557091	4.381594	23.18%	574	2003
	4.762757	3.557091	-25.31%	218	2002
	6.844527	4.762757	-30.42%	199	2001

Janus Worldwide Fund	6.597996	7.083929	7.36%	0	2007
	5.692824	6.597996	15.90%	0	2006
	5.471386	5.692824	4.05%	0	2005
	5.274031	5.471386	3.74%	0	2004
	4.318553	5.274031	22.12%	0	2003
	5.938139	4.318553	-27.27%	0	2002
	7.833693	5.938139	-24.20%	0	2001

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.065047	16.583987	-8.20%	0	2007
	15.737323	18.065047	14.79%	0	2006
	15.403750	15.737323	2.17%	0	2005
	13.638292	15.403750	12.94%	0	2004
	10.012809	13.638292	36.21%	0	2003
	12.395514	10.012809	-19.22%	0	2002
	10.715811	12.395514	15.67%	0	2001

Nationwide Bond Fund: Class D	13.724067	14.312787	4.29%	0	2007
	13.372692	13.724067	2.63%	0	2006
	13.191037	13.372692	1.38%	28	2005
	12.801090	13.191037	3.05%	28	2004
	12.240451	12.801090	4.58%	28	2003
	11.395976	12.240451	7.41%	28	2002
	10.555036	11.395976	7.97%	22	2001

Nationwide Bond Index Fund: Class A	12.551239	13.115709	4.50%	0	2007
	12.306479	12.551239	1.99%	0	2006
	12.289306	12.306479	0.14%	0	2005
	12.052022	12.289306	1.97%	0	2004
	11.883067	12.052022	1.42%	0	2003
	11.044416	11.883067	7.59%	0	2002
	10.486519	11.044416	5.32%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.299442	14.084095	5.90%	0	2007
	13.026138	13.299442	2.10%	0	2006
	12.892846	13.026138	1.03%	533	2005
	12.681299	12.892846	1.67%	333	2004
	12.660414	12.681299	0.16%	270	2003
	11.605083	12.660414	9.09%	136	2002
	10.931995	11.605083	6.16%	110	2001

Nationwide Growth Fund: Class A	11.715412	13.735506	17.24%	0	2007
	11.242920	11.715412	4.20%	0	2006
	10.778010	11.242920	4.31%	0	2005
	10.171601	10.778010	5.96%	0	2004
	10.000000	10.171601	1.72%	0	2003*

Nationwide Growth Fund: Class D	5.548551	6.522601	17.56%	0	2007
	5.309178	5.548551	4.51%	0	2006
	5.068590	5.309178	4.75%	0	2005
	4.769330	5.068590	6.27%	0	2004
	3.647241	4.769330	30.77%	0	2003
	5.204187	3.647241	-29.92%	0	2002
	7.332157	5.204187	-29.02%	0	2001

Nationwide International Index Fund: Class A	12.892506	13.959313	8.27%	0	2007
	10.438895	12.892506	23.50%	0	2006
	9.354569	10.438895	11.59%	0	2005
	7.987690	9.354569	17.11%	0	2004
	5.929686	7.987690	34.71%	0	2003

Nationwide Large Cap Value Fund: Class A	16.004997	15.336554	-4.18%	0	2007
	13.450717	16.004997	18.99%	0	2006
	12.705537	13.450717	5.46%	0	2005
	11.153422	12.705537	13.92%	0	2004
	8.862098	11.153422	25.86%	0	2003
	10.457207	8.862098	-15.25%	0	2002
	11.173167	10.457207	-6.41%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	13.956902	14.711838	5.41%	0	2007
	12.957157	13.956902	7.72%	0	2006
	11.786930	12.957157	9.93%	0	2005
	10.374297	11.786930	13.62%	0	2004
	7.853275	10.374297	32.10%	0	2003
	9.429557	7.853275	-16.72%	0	2002
	9.767589	9.429557	-3.46%	0	2001

Nationwide Money Market Fund: Service Class	10.492311	10.802872	2.96%	0	2007
	10.225471	10.492311	2.61%	0	2006
	10.141459	10.225471	0.83%	549	2005
	10.247538	10.141459	-1.04%	363	2004
	10.372561	10.247538	-1.21%	50	2003
	10.446986	10.372561	-0.71%	3	2002
	10.280265	10.446986	1.62%	167	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.463856	11.870270	3.55%	0	2007
	10.989589	11.463856	4.32%	0	2006
	10.832739	10.989589	1.45%	0	2005
	10.518298	10.832739	2.99%	0	2004
	9.939821	10.518298	5.82%	0	2003
	10.059481	9.939821	-1.19%	0	2002
	10.020752	10.059481	0.39%	0	2001

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.639823	12.103003	3.98%	0	2007
	10.913174	11.639823	6.66%	0	2006
	10.633068	10.913174	2.63%	0	2005
	10.103469	10.633068	5.24%	0	2004
	9.053146	10.103469	11.60%	0	2003
	9.617469	9.053146	-5.87%	0	2002
	9.899886	9.617469	-2.85%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.619979	12.056759	3.76%	18,133	2007
	10.612077	11.619979	9.50%	17,066	2006
	10.241781	10.612077	3.62%	16,075	2005
	9.522195	10.241781	7.56%	14,812	2004
	8.091964	9.522195	17.67%	0	2003
	9.101383	8.091964	-11.09%	0	2002
	9.721319	9.101383	-6.38%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.707885	12.218715	4.36%	0	2007
	10.406765	11.707885	12.50%	0	2006
	9.890274	10.406765	5.22%	0	2005
	8.975545	9.890274	10.19%	0	2004
	7.228653	8.975545	24.17%	0	2003
	8.594380	7.228653	-15.89%	0	2002
	9.585965	8.594380	-10.34%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.651309	12.126791	4.08%	0	2007
	10.145170	11.651309	14.85%	0	2006
	9.569300	10.145170	6.02%	0	2005
	8.538942	9.569300	12.07%	0	2004
	6.595991	8.538942	29.46%	0	2003
	8.223304	6.595991	-19.79%	0	2002
	9.447932	8.223304	-12.96%	0	2001

Nationwide S&P 500® Index Fund: Service Class	9.236556	9.510454	2.97%	0	2007
	8.159270	9.236556	13.20%	0	2006
	7.962114	8.159270	2.48%	0	2005
	7.343743	7.962114	8.42%	0	2004
	5.846124	7.343743	25.62%	0	2003
	7.691142	5.846124	-23.99%	0	2002
	8.925568	7.691142	-13.83%	0	2001

Nationwide Small Cap Fund: Class A	21.395511	19.759766	-7.65%	0	2007
	16.850927	21.395511	26.97%	0	2006
	13.991671	16.850927	20.44%	0	2005
	11.317381	13.991671	23.63%	0	2004
	7.778338	11.317381	45.50%	0	2003
	9.714851	7.778338	-19.93%	0	2002
	10.073960	9.714851	-3.56%	0	2001

Nationwide Small Cap Index Fund: Class A	14.365982	13.778628	-4.09%	0	2007
	12.469482	14.365982	15.21%	0	2006
	12.156774	12.469482	2.57%	0	2005
	10.501863	12.156774	15.76%	0	2004
	7.345363	10.501863	42.97%	0	2003
	9.451600	7.345363	-22.28%	0	2002
	9.457911	9.451600	-0.07%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Value Opportunities Fund: Class A	16.600640	15.070424	-9.22%	0	2007
	14.330169	16.600640	15.84%	0	2006
	13.510763	14.330169	6.06%	0	2005
	12.119755	13.510763	11.48%	0	2004
	9.019477	12.119755	34.37%	0	2003
	10.714528	9.019477	-15.82%	0	2002
	10.703160	10.714528	0.11%	0	2001

Nationwide Fund: Class D	10.673988	11.321029	6.06%	0	2007
	9.537695	10.673988	11.91%	0	2006
	9.036870	9.537695	5.54%	0	2005
	8.374746	9.036870	7.91%	0	2004
	6.702969	8.374746	24.94%	0	2003
	8.228379	6.702969	-18.54%	0	2002
	9.507249	8.228379	-13.45%	0	2001

Neuberger Berman Genesis Fund: Trust Class	22.558261	27.007128	19.72%	0	2007
	21.394935	22.558261	5.44%	0	2006
	18.713313	21.394935	14.33%	0	2005
	16.040753	18.713313	16.66%	0	2004
	12.394513	16.040753	29.42%	0	2003
	12.998115	12.394513	-4.64%	0	2002
	11.798780	12.998115	10.16%	0	2001

Neuberger Berman Guardian Fund: Trust Class	11.753037	12.405213	5.55%	0	2007
	10.550755	11.753037	11.40%	0	2006
	9.913979	10.550755	6.42%	0	2005
	8.699159	9.913979	13.96%	0	2004
	6.554732	8.699159	32.72%	0	2003
	8.999775	6.554732	-27.17%	0	2002
	9.336277	8.999775	-3.60%	0	2001

Neuberger Berman Partners Fund: Trust Class	14.249344	15.384409	7.97%	0	2007
	12.822938	14.249344	11.12%	0	2006
	11.072242	12.822938	15.81%	0	2005
	9.463557	11.072242	17.00%	0	2004
	7.096368	9.463557	33.36%	0	2003
	9.613807	7.096368	-26.19%	0	2002
	10.109289	9.613807	-4.90%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Socially Responsive Fund: Trust Class	13.349860	14.081155	5.48%	0	2007
	11.889908	13.349860	12.28%	0	2006
	11.256246	11.889908	5.63%	0	2005
	10.000000	11.256246	12.56%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.186578	9.154288	11.82%	0	2007
	7.746479	8.186578	5.68%	0	2006
	7.526623	7.746479	2.92%	0	2005
	7.192378	7.526623	4.65%	93	2004
	5.651848	7.192378	27.26%	68	2003
	7.797137	5.651848	-27.51%	38	2002
	9.086430	7.797137	-14.19%	2	2001

Oppenheimer Champion Income Fund: Class A	13.009920	12.774442	-1.81%	0	2007
	12.119995	13.009920	7.34%	0	2006
	12.010002	12.119995	0.92%	0	2005
	11.187405	12.010002	7.35%	0	2004
	10.000000	11.187405	11.87%	0	2003*

Oppenheimer Global Fund: Class A	13.270242	13.821682	4.16%	0	2007
	11.500442	13.270242	15.39%	0	2006
	10.277125	11.500442	11.90%	0	2005
	8.809858	10.277125	16.65%	0	2004
	6.263850	8.809858	40.65%	212	2003
	8.216917	6.263850	-23.77%	174	2002
	9.478271	8.216917	-13.31%	4	2001

Oppenheimer Strategic Income Fund: Class A	14.520035	15.588298	7.36%	0	2007
	13.716980	14.520035	5.85%	0	2006
	13.396851	13.716980	2.39%	0	2005
	12.432917	13.396851	7.75%	0	2004
	10.575794	12.432917	17.56%	0	2003
	10.069377	10.575794	5.03%	0	2002
	9.891576	10.069377	1.80%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.894095	15.526471	4.25%	0	2007
	12.905485	14.894095	15.41%	0	2006
	11.511004	12.905485	12.11%	0	2005
	10.000000	11.511004	15.11%	290	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.082250	13.960671	6.71%	0	2007
	12.857049	13.082250	1.75%	0	2006
	12.772711	12.857049	0.66%	0	2005
	12.417264	12.772711	2.86%	0	2004
	12.023168	12.417264	3.28%	0	2003
	11.155427	12.023168	7.78%	0	2002
	10.415242	11.155427	7.11%	0	2001

Putnam International Equity Fund: Class A	20.119646	21.437837	6.55%	0	2007
	15.959851	20.119646	26.06%	0	2006
	14.421493	15.959851	10.67%	0	2005
	12.621740	14.421493	14.26%	0	2004
	10.000000	12.621740	26.22%	0	2003*

Putnam Voyager Fund: Class A	12.942746	13.395457	3.50%	0	2007
	12.511650	12.942746	3.45%	0	2006
	12.064201	12.511650	3.71%	0	2005
	11.711256	12.064201	3.01%	0	2004
	10.000000	11.711256	17.11%	0	2003*

Templeton Foreign Fund: Class A	16.188504	18.655882	15.24%	0	2007
	13.730924	16.188504	17.90%	0	2006
	12.625220	13.730924	8.76%	0	2005
	10.871314	12.625220	16.13%	0	2004
	8.473465	10.871314	28.30%	0	2003
	9.435734	8.473465	-10.20%	0	2002
	10.425928	9.435734	-9.50%	0	2001

Van Kampen Growth and Income Fund: Class A	17.054305	17.190509	0.80%	0	2007
	14.954370	17.054305	14.04%	0	2006
	13.845108	14.954370	8.01%	0	2005
	12.361284	13.845108	12.00%	0	2004
	10.000000	12.361284	23.61%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.035285	21.691826	20.27%	0	2007
	16.830820	18.035285	7.16%	0	2006
	14.557493	16.830820	15.62%	0	2005
	12.236255	14.557493	18.97%	0	2004
	10.000000	12.236255	22.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.435202	21.478353	-18.75%	0	2007
	19.564754	26.435202	35.12%	0	2006
	17.068572	19.564754	14.62%	0	2005
	12.704297	17.068572	34.35%	0	2004
	10.000000	12.704297	27.04%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.627333	16.540766	5.85%	0	2007
	14.973835	15.627333	4.36%	0	2006
	13.555030	14.973835	10.47%	0	2005
	12.174954	13.555030	11.34%	0	2004
	10.000000	12.174954	21.75%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.489135	14.576885	8.06%	0	2007
	11.899650	13.489135	13.36%	0	2006
	10.807089	11.899650	10.11%	0	2005
	9.998293	10.807089	8.09%	352	2004
	7.333170	9.998293	36.34%	221	2003
	9.240007	7.333170	-20.64%	165	2002
	9.563613	9.240007	-3.38%	5	2001

Wells Fargo Advantage Growth Fund: Investor Class	12.449056	15.591710	25.24%	0	2007
	11.755283	12.449056	5.90%	0	2006
	10.971313	11.755283	7.15%	0	2005
	9.915129	10.971313	10.65%	0	2004
	10.000000	9.915129	-0.85%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.537203	7.574429	0.49%	0	2007
	6.644671	7.537203	13.43%	0	2006
	6.884084	6.644671	-3.48%	0	2005
	6.431993	6.884084	7.03%	0	2004
	5.257924	6.431993	22.33%	0	2003
	6.842902	5.257924	-23.16%	0	2002
	8.709584	6.842902	-21.43%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.375325	14.429562	16.60%	0	2007
	11.063747	12.375325	11.85%	0	2006
	10.000000	11.063747	10.64%	0	2005*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.138881	11.211474	0.65%	0	2007
	10.244041	11.138881	8.74%	0	2006
	10.000000	10.244041	2.44%	0	2005*

AIM Dynamics Fund: Investor Class	6.893150	7.607982	10.37%	0	2007
	6.020446	6.893150	14.50%	0	2006
	5.551944	6.020446	8.44%	0	2005
	5.048071	5.551944	9.98%	0	2004
	3.715687	5.048071	35.86%	0	2003
	5.651780	3.715687	-34.26%	0	2002
	8.572826	5.651780	-34.07%	0	2001

AIM Small Cap Growth Fund: Investor Class	10.164147	11.122174	9.43%	0	2007
	10.000000	10.164147	1.64%	0	2006*

American Century Growth: Investor Class	6.659516	7.784358	16.89%	0	2007
	6.279024	6.659516	6.06%	0	2006
	6.095488	6.279024	3.01%	0	2005
	5.644801	6.095488	7.98%	0	2004
	4.617935	5.644801	22.24%	0	2003
	6.362766	4.617935	-27.42%	0	2002
	7.963521	6.362766	-20.10%	0	2001

American Century Income & Growth: Advisor Class	10.462346	10.223110	-2.29%	93	2007
	9.111528	10.462346	14.83%	212	2006
	8.871515	9.111528	2.71%	149	2005
	8.011037	8.871515	10.74%	0	2004
	6.304462	8.011037	27.07%	0	2003
	7.981335	6.304462	-21.01%	0	2002
	8.892046	7.981335	-10.24%	0	2001

American Century International Growth Fund: Class A	9.289435	10.668407	14.84%	0	2007
	7.580988	9.289435	22.54%	0	2006
	6.824387	7.580988	11.09%	0	2005
	6.037831	6.824387	13.03%	0	2004
	4.911905	6.037831	22.92%	0	2003
	6.208798	4.911905	-20.89%	0	2002
	8.657400	6.208798	-28.28%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.479776	11.996171	4.50%	78	2007
	11.233702	11.479776	2.19%	78	2006
	11.246133	11.233702	-0.11%	78	2005
	11.371495	11.246133	-1.10%	78	2004
	11.446415	11.371495	-0.65%	78	2003
	11.070531	11.446415	3.40%	0	2002
	10.516665	11.070531	5.27%	0	2001

American Century Ultra: Investor Class	6.471307	7.745073	19.68%	0	2007
	6.809887	6.471307	-4.97%	0	2006
	6.787097	6.809887	0.34%	0	2005
	6.240573	6.787097	8.76%	0	2004
	5.047905	6.240573	23.63%	0	2003
	6.685391	5.047905	-24.49%	0	2002
	7.969994	6.685391	-16.12%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.291063	17.711094	15.83%	0	2007
	12.463621	15.291063	22.69%	0	2006
	11.228277	12.463621	11.00%	0	2005
	10.000000	11.228277	12.28%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.171994	10.646911	4.67%	0	2007
	8.904620	10.171994	14.23%	0	2006
	8.702503	8.904620	2.32%	0	2005
	8.390111	8.702503	3.72%	0	2004
	7.093283	8.390111	18.28%	0	2003
	8.713639	7.093283	-18.60%	0	2002
	9.938085	8.713639	-12.32%	0	2001

Dreyfus Emerging Leaders Fund	12.343848	10.800631	-12.50%	0	2007
	11.733761	12.343848	5.20%	0	2006
	10.938665	11.733761	7.27%	0	2005
	9.746480	10.938665	12.23%	0	2004
	7.111931	9.746480	37.04%	0	2003
	9.066824	7.111931	-21.56%	0	2002
	10.244684	9.066824	-11.50%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.565877	10.910538	3.26%	0	2007
	9.818208	10.565877	7.62%	0	2006
	10.126357	9.818208	-3.04%	0	2005
	10.000000	10.126357	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.273364	6.628711	5.66%	0	2007
	5.857231	6.273364	7.10%	0	2006
	5.761543	5.857231	1.66%	0	2005
	5.536027	5.761543	4.07%	0	2004
	4.476330	5.536027	23.67%	0	2003
	6.451096	4.476330	-30.61%	0	2002
	8.608584	6.451096	-25.06%	0	2001

Federated Bond Fund: Class F Shares	13.937698	14.384438	3.21%	0	2007
	13.404568	13.937698	3.98%	0	2006
	13.390528	13.404568	0.10%	0	2005
	12.763493	13.390528	4.91%	0	2004
	11.509409	12.763493	10.90%	0	2003
	10.955352	11.509409	5.06%	0	2002
	10.390629	10.955352	5.43%	0	2001

Federated Equity Income Fund, Inc.: Class F Shares	9.864467	9.870292	0.06%	0	2007
	8.183734	9.864467	20.54%	0	2006
	8.085326	8.183734	1.22%	0	2005
	7.284319	8.085326	11.00%	0	2004
	5.981916	7.284319	21.77%	0	2003
	7.556287	5.981916	-20.84%	0	2002
	8.671952	7.556287	-12.87%	0	2001

Federated High Yield Trust	12.696598	12.866492	1.34%	0	2007
	11.619523	12.696598	9.27%	93	2006
	11.545472	11.619523	0.64%	44	2005
	10.526807	11.545472	9.68%	0	2004
	8.723760	10.526807	20.67%	0	2003
	8.873752	8.723760	-1.69%	0	2002
	9.206247	8.873752	-3.61%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.679962	13.173242	3.89%	72	2007
	12.373811	12.679962	2.47%	72	2006
	12.340160	12.373811	0.27%	72	2005
	12.168002	12.340160	1.41%	72	2004
	11.679392	12.168002	4.18%	72	2003
	10.914859	11.679392	7.00%	0	2002
	10.346445	10.914859	5.49%	0	2001

Fidelity Advisor Balanced Fund: Class A	11.131354	11.864332	6.58%	0	2007
	10.159001	11.131354	9.57%	0	2006
	9.820639	10.159001	3.45%	0	2005
	9.502355	9.820639	3.35%	0	2004
	8.205061	9.502355	15.81%	0	2003
	9.156901	8.205061	-10.39%	0	2002
	9.484397	9.156901	-3.45%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.851282	8.501724	24.09%	0	2007
	6.544694	6.851282	4.68%	0	2006
	6.320776	6.544694	3.54%	0	2005
	6.255329	6.320776	1.05%	0	2004
	4.820598	6.255329	29.76%	0	2003
	7.062833	4.820598	-31.75%	0	2002
	8.761391	7.062833	-19.39%	0	2001

Fidelity Advisor Equity Income Fund: Class A	14.830459	15.089568	1.75%	160	2007
	12.892653	14.830459	15.03%	244	2006
	12.329403	12.892653	4.57%	200	2005
	11.192364	12.329403	10.16%	92	2004
	8.847675	11.192364	26.50%	92	2003
	10.657804	8.847675	-16.98%	0	2002
	11.093825	10.657804	-3.93%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.907555	9.560280	20.90%	0	2007
	7.662702	7.907555	3.20%	0	2006
	7.179127	7.662702	6.45%	0	2005
	6.823618	7.179127	5.21%	0	2004
	5.367438	6.823618	27.13%	0	2003
	7.034588	5.367438	-23.70%	0	2002
	8.426094	7.034588	-16.51%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	15.327641	15.393144	0.43%	0	2007
	13.495281	15.327641	13.58%	0	2006
	13.129249	13.495281	2.79%	0	2005
	11.634678	13.129249	12.85%	0	2004
	8.244546	11.634678	41.12%	0	2003
	8.743611	8.244546	-5.71%	0	2002
	9.006806	8.743611	-2.92%	0	2001

Fidelity Advisor Overseas Fund: Class A	11.657047	13.401375	14.96%	0	2007
	9.973840	11.657047	16.88%	0	2006
	8.879944	9.973840	12.32%	0	2005
	7.998177	8.879944	11.02%	0	2004
	5.640785	7.998177	41.79%	0	2003
	7.188672	5.640785	-21.53%	0	2002
	9.161920	7.188672	-21.54%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.860462	17.089649	15.00%	0	2007
	12.837627	14.860462	15.76%	0	2006
	11.003353	12.837627	16.67%	0	2005
	10.000000	11.003353	10.03%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.270783	21.144255	-5.06%	0	2007
	19.480796	22.270783	14.32%	0	2006
	17.877237	19.480796	8.97%	0	2005
	14.520947	17.877237	23.11%	0	2004
	11.405742	14.520947	27.31%	0	2003
	12.345200	11.405742	-7.61%	0	2002
	10.676475	12.345200	15.63%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.271837	17.472099	1.16%	0	2007
	14.899889	17.271837	15.92%	0	2006
	13.788137	14.899889	8.06%	0	2005
	12.364846	13.788137	11.51%	0	2004
	9.973684	12.364846	23.97%	0	2003
	11.431530	9.973684	-12.75%	0	2002
	10.984073	11.431530	4.07%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.910270	8.678017	9.71%	0	2007
	7.487672	7.910270	5.64%	0	2006
	6.893646	7.487672	8.62%	0	2005
	6.207126	6.893646	11.06%	0	2004
	4.588663	6.207126	35.27%	0	2003
	6.632448	4.588663	-30.81%	0	2002
	8.495548	6.632448	-21.93%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.838451	16.829070	13.42%	0	2007
	12.433552	14.838451	19.34%	0	2006
	11.490111	12.433552	8.21%	0	2005
	10.000000	11.490111	14.90%	0	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.483483	11.803249	2.78%	0	2007
	10.412074	11.483483	10.29%	0	2006
	10.334243	10.412074	0.75%	0	2005
	9.695057	10.334243	6.59%	0	2004
	8.333149	9.695057	16.34%	0	2003
	9.672636	8.333149	-13.85%	0	2002
	10.000000	9.672636	-3.27%	0	2001*

Janus Adviser Balanced Fund: I Shares	11.471362	12.379476	7.92%	0	2007
	10.575720	11.471362	8.47%	0	2006
	9.997158	10.575720	5.79%	0	2005
	9.385314	9.997158	6.52%	0	2004
	8.378893	9.385314	12.01%	0	2003
	9.127796	8.378893	-8.20%	0	2002
	9.764128	9.127796	-6.52%	0	2001

Janus Adviser International Growth Fund: I Shares	14.168835	17.558747	23.93%	0	2007
	9.970600	14.168835	42.11%	0	2006
	7.703315	9.970600	29.43%	0	2005
	6.541808	7.703315	17.76%	0	2004
	4.940164	6.541808	32.42%	0	2003
	6.760387	4.940164	-26.92%	0	2002
	8.912181	6.760387	-24.14%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: I Shares	7.394169	7.911888	7.00%	0	2007
	6.435755	7.394169	14.89%	0	2006
	6.175284	6.435755	4.22%	0	2005
	6.001222	6.175284	2.90%	0	2004
	4.972631	6.001222	20.69%	0	2003
	6.839748	4.972631	-27.30%	0	2002
	8.821665	6.839748	-22.47%	0	2001

Janus Fund	6.060618	6.860331	13.20%	0	2007
	5.577604	6.060618	8.66%	0	2006
	5.459390	5.577604	2.17%	0	2005
	5.307868	5.459390	2.85%	0	2004
	4.101767	5.307868	29.40%	0	2003
	5.763479	4.101767	-28.83%	0	2002
	7.939642	5.763479	-27.41%	0	2001

Janus Twenty Fund	6.315176	8.433910	33.55%	0	2007
	5.723449	6.315176	10.34%	0	2006
	5.323610	5.723449	7.51%	0	2005
	4.373433	5.323610	21.73%	0	2004
	3.552260	4.373433	23.12%	0	2003
	4.758707	3.552260	-25.35%	0	2002
	6.842218	4.758707	-30.45%	0	2001

Janus Worldwide Fund	6.575677	7.056363	7.31%	0	2007
	5.676446	6.575677	15.84%	0	2006
	5.458409	5.676446	3.99%	0	2005
	5.264197	5.458409	3.69%	0	2004
	4.312695	5.264197	22.06%	0	2003
	5.933107	4.312695	-27.31%	0	2002
	7.831061	5.933107	-24.24%	0	2001

Lazard U.S. Small Cap Equity Portfolio: Open Shares	18.003945	16.519440	-8.25%	0	2007
	15.692053	18.003945	14.73%	0	2006
	15.367222	15.692053	2.11%	0	2005
	13.612877	15.367222	12.89%	0	2004
	9.999234	13.612877	36.14%	0	2003
	12.385009	9.999234	-19.26%	0	2002
	10.712211	12.385009	15.62%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Fund: Class D	13.677583	14.257013	4.24%	0	2007
	13.334162	13.677583	2.58%	0	2006
	13.159706	13.334162	1.33%	0	2005
	12.777183	13.159706	2.99%	0	2004
	12.223808	12.777183	4.53%	0	2003
	11.386272	12.223808	7.36%	0	2002
	10.551441	11.386272	7.91%	0	2001

Nationwide Bond Index Fund: Class A	12.511406	13.067397	4.44%	0	2007
	12.273650	12.511406	1.94%	0	2006
	12.262742	12.273650	0.09%	0	2005
	12.032091	12.262742	1.92%	0	2004
	11.869452	12.032091	1.37%	0	2003
	11.037377	11.869452	7.54%	0	2002
	10.485196	11.037377	5.27%	0	2001

Nationwide Government Bond Fund: Class D	13.254464	14.029283	5.85%	0	2007
	12.988681	13.254464	2.05%	0	2006
	12.862293	12.988681	0.98%	0	2005
	12.657686	12.862293	1.62%	0	2004
	12.643262	12.657686	0.11%	0	2003
	11.595263	12.643262	9.04%	0	2002
	10.928326	11.595263	6.10%	0	2001

Nationwide Growth Fund: Class A	11.697376	13.707348	17.18%	0	2007
	11.231294	11.697376	4.15%	0	2006
	10.772332	11.231294	4.26%	0	2005
	10.171432	10.772332	5.91%	0	2004
	10.000000	10.171432	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.529804	6.497226	17.49%	0	2007
	5.293917	5.529804	4.46%	0	2006
	5.056586	5.293917	4.69%	0	2005
	4.760449	5.056586	6.22%	0	2004
	3.642296	4.760449	30.70%	0	2003
	5.199779	3.642296	-29.95%	0	2002
	7.329689	5.199779	-29.06%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide International Index Fund: Class A	12.851584	13.907888	8.22%	0	2007
	10.411038	12.851584	23.44%	0	2006
	9.334348	10.411038	11.53%	0	2005
	7.974482	9.334348	17.05%	0	2004
	5.922899	7.974482	34.64%	0	2003
	7.325156	5.922899	-19.14%	0	2002
	9.623620	7.325156	-23.88%	0	2001

Nationwide Large Cap Value Fund: Class A	15.950917	15.276908	-4.23%	0	2007
	13.412064	15.950917	18.93%	0	2006
	12.675454	13.412064	5.40%	0	2005
	11.132662	12.675454	13.86%	0	2004
	8.850093	11.132662	25.79%	0	2003
	10.448348	8.850093	-15.30%	0	2002
	11.169414	10.448348	-6.46%	0	2001

Nationwide Mid Cap Market Index Fund: Class A	13.912667	14.657708	5.36%	103	2007
	12.922632	13.912667	7.66%	103	2006
	11.761495	12.922632	9.87%	103	2005
	10.357178	11.761495	13.56%	103	2004
	7.844295	10.357178	32.03%	103	2003
	9.423578	7.844295	-16.76%	0	2002
	9.766398	9.423578	-3.51%	0	2001

Nationwide Money Market Fund: Service Class	10.456769	10.760770	2.91%	168	2007
	10.196005	10.456769	2.56%	497	2006
	10.117364	10.196005	0.78%	497	2005
	10.228395	10.117364	-1.09%	168	2004
	10.358455	10.228395	-1.26%	168	2003
	10.438085	10.358455	-0.76%	110	2002
	10.276763	10.438085	1.57%	401	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.427527	11.826598	3.49%	0	2007
	10.960313	11.427527	4.26%	0	2006
	10.809372	10.960313	1.40%	0	2005
	10.500955	10.809372	2.94%	0	2004
	9.928482	10.500955	5.77%	0	2003
	10.053116	9.928482	-1.24%	0	2002
	10.019531	10.053116	0.34%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.602882	12.058425	3.93%	0	2007
	10.884063	11.602882	6.60%	0	2006
	10.610098	10.884063	2.58%	0	2005
	10.086770	10.610098	5.19%	0	2004
	9.042787	10.086770	11.54%	0	2003
	9.611366	9.042787	-5.92%	0	2002
	9.898677	9.611366	-2.90%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.583135	12.012387	3.71%	1,053	2007
	10.583798	11.583135	9.44%	865	2006
	10.219668	10.583798	3.56%	683	2005
	9.506471	10.219668	7.50%	494	2004
	8.082712	9.506471	17.61%	288	2003
	9.095610	8.082712	-11.14%	74	2002
	9.720134	9.095610	-6.43%	0	2001

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.670751	12.173733	4.31%	0	2007
	10.379022	11.670751	12.45%	0	2006
	9.868917	10.379022	5.17%	0	2005
	8.960721	9.868917	10.14%	0	2004
	7.220387	8.960721	24.10%	0	2003
	8.588929	7.220387	-15.93%	0	2002
	9.584787	8.588929	-10.39%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.614355	12.082147	4.03%	0	2007
	10.118130	11.614355	14.79%	0	2006
	9.548634	10.118130	5.96%	0	2005
	8.524844	9.548634	12.01%	0	2004
	6.588444	8.524844	29.39%	0	2003
	8.218082	6.588444	-19.83%	0	2002
	9.446777	8.218082	-13.01%	0	2001

Nationwide S&P 500® Index Fund: Service Class	9.205287	9.473413	2.91%	137	2007
	8.135773	9.205287	13.15%	137	2006
	7.943218	8.135773	2.42%	137	2005
	7.330039	7.943218	8.37%	137	2004
	5.838182	7.330039	25.55%	137	2003
	7.684614	5.838182	-24.03%	0	2002
	8.922567	7.684614	-13.87%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Small Cap Fund: Class A	21.323167	19.682861	-7.69%	0	2007
	16.802466	21.323167	26.90%	0	2006
	13.958505	16.802466	20.37%	0	2005
	11.296303	13.958505	23.57%	0	2004
	7.767790	11.296303	45.42%	0	2003
	9.706612	7.767790	-19.97%	0	2002
	10.070578	9.706612	-3.61%	0	2001

Nationwide Small Cap Index Fund: Class A	14.320429	13.727913	-4.14%	0	2007
	12.436255	14.320429	15.15%	0	2006
	12.130526	12.436255	2.52%	0	2005
	10.484532	12.130526	15.70%	0	2004
	7.336956	10.484532	42.90%	0	2003
	9.445600	7.336956	-22.32%	0	2002
	9.456753	9.445600	-0.12%	0	2001

Nationwide Value Opportunities Fund: Class A	16.548043	15.014990	-9.26%	0	2007
	14.292016	16.548043	15.79%	0	2006
	13.481633	14.292016	6.01%	0	2005
	12.099772	13.481633	11.42%	0	2004
	9.009177	12.099772	34.30%	0	2003
	10.707743	9.009177	-15.86%	0	2002
	10.701857	10.707743	0.05%	0	2001

Nationwide Fund: Class D	10.637873	11.276955	6.01%	0	2007
	9.510249	10.637873	11.86%	0	2006
	9.015432	9.510249	5.49%	0	2005
	8.359127	9.015432	7.85%	0	2004
	6.693851	8.359127	24.88%	0	2003
	8.221382	6.693851	-18.58%	0	2002
	9.504046	8.221382	-13.50%	0	2001

Neuberger Berman Genesis Fund: Trust Class	22.481992	26.902052	19.66%	0	2007
	21.333409	22.481992	5.38%	0	2006
	18.668959	21.333409	14.27%	0	2005
	16.010871	18.668959	16.60%	0	2004
	12.377715	16.010871	29.35%	0	2003
	12.987109	12.377715	-4.69%	0	2002
	11.794811	12.987109	10.11%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	11.713285	12.356929	5.49%	0	2007
	10.520409	11.713285	11.34%	0	2006
	9.890484	10.520409	6.37%	0	2005
	8.682950	9.890484	13.91%	0	2004
	6.545839	8.682950	32.65%	0	2003
	8.992137	6.545839	-27.20%	0	2002
	9.333138	8.992137	-3.65%	0	2001

Neuberger Berman Partners Fund: Trust Class	14.201167	15.324547	7.91%	0	2007
	12.786066	14.201167	11.07%	0	2006
	11.045997	12.786066	15.75%	0	2005
	9.445924	11.045997	16.94%	0	2004
	7.086751	9.445924	33.29%	0	2003
	9.605670	7.086751	-26.22%	0	2002
	10.105906	9.605670	-4.95%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	13.331856	14.054967	5.42%	0	2007
	11.879886	13.331856	12.22%	0	2006
	11.252462	11.879886	5.58%	0	2005
	10.000000	11.252462	12.52%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.160607	9.120593	11.76%	0	2007
	7.725821	8.160607	5.63%	0	2006
	7.510356	7.725821	2.87%	0	2005
	7.180491	7.510356	4.59%	0	2004
	5.645379	7.180491	27.19%	226	2003
	7.792177	5.645379	-27.55%	80	2002
	9.085316	7.792177	-14.23%	0	2001

Oppenheimer Champion Income Fund: Class A	12.985681	12.744118	-1.86%	0	2007
	12.103552	12.985681	7.29%	0	2006
	11.999795	12.103552	0.86%	0	2005
	11.183586	11.999795	7.30%	0	2004
	10.000000	11.183586	11.84%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Global Fund: Class A	13.225319	13.767848	4.10%	128	2007
	11.467317	13.225319	15.33%	128	2006
	10.252731	11.467317	11.85%	128	2005
	8.793432	10.252731	16.60%	128	2004
	6.255345	8.793432	40.57%	332	2003
	8.209944	6.255345	-23.81%	71	2002
	9.475079	8.209944	-13.35%	0	2001

Oppenheimer Strategic Income Fund: Class A	14.474005	15.530933	7.30%	0	2007
	13.680437	14.474005	5.80%	0	2006
	13.367943	13.680437	2.34%	0	2005
	12.412402	13.367943	7.70%	0	2004
	10.563715	12.412402	17.50%	0	2003
	10.062997	10.563715	4.98%	0	2002
	9.890365	10.062997	1.75%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.873968	15.497557	4.19%	0	2007
	12.894589	14.873968	15.35%	0	2006
	11.507127	12.894589	12.06%	0	2005
	10.000000	11.507127	15.07%	0	2004*

PIMCO Total Return Fund: Class A	13.040723	13.909239	6.66%	0	2007
	12.822743	13.040723	1.70%	0	2006
	12.745096	12.822743	0.61%	0	2005
	12.396723	12.745096	2.81%	0	2004
	12.009387	12.396723	3.23%	0	2003
	11.148312	12.009387	7.72%	0	2002
	10.413924	11.148312	7.05%	0	2001

Putnam International Equity Fund: Class A	20.082208	21.387004	6.50%	0	2007
	15.938235	20.082208	26.00%	0	2006
	14.409261	15.938235	10.61%	0	2005
	12.617460	14.409261	14.20%	0	2004
	10.000000	12.617460	26.17%	0	2003*

Putnam Voyager Fund: Class A	12.918665	13.363699	3.44%	0	2007
	12.494708	12.918665	3.39%	0	2006
	12.053982	12.494708	3.66%	0	2005
	11.707286	12.053982	2.96%	0	2004
	10.000000	11.707286	17.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Templeton Foreign Fund: Class A	16.133757	18.583288	15.18%	0	2007
	13.691426	16.133757	17.84%	0	2006
	12.595286	13.691426	8.70%	0	2005
	10.851054	12.595286	16.07%	0	2004
	8.461974	10.851054	28.23%	0	2003
	9.427725	8.461974	-10.24%	0	2002
	10.422419	9.427725	-9.54%	0	2001

Van Kampen Growth and Income Fund: Class A	17.022581	17.149762	0.75%	59	2007
	14.934122	17.022581	13.98%	132	2006
	13.833372	14.934122	7.96%	94	2005
	12.357087	13.833372	11.95%	0	2004
	10.000000	12.357087	23.57%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	18.001721	21.640388	20.21%	0	2007
	16.808037	18.001721	7.10%	0	2006
	14.545159	16.808037	15.56%	0	2005
	12.232105	14.545159	18.91%	0	2004
	10.000000	12.232105	22.32%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	26.386030	21.427441	-18.79%	0	2007
	19.538265	26.386030	35.05%	0	2006
	17.054108	19.538265	14.57%	0	2005
	12.699980	17.054108	34.28%	0	2004
	10.000000	12.699980	27.00%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.598284	16.501579	5.79%	0	2007
	14.953592	15.598284	4.31%	0	2006
	13.543557	14.953592	10.41%	0	2005
	12.170827	13.543557	11.28%	0	2004
	10.000000	12.170827	21.71%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.443503	14.520139	8.01%	0	2007
	11.865423	13.443503	13.30%	0	2006
	10.781471	11.865423	10.05%	0	2005
	9.979663	10.781471	8.03%	0	2004
	7.323216	9.979663	36.27%	0	2003
	9.232161	7.323216	-20.68%	0	2002
	9.560395	9.232161	-3.43%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	12.429095	15.558752	25.18%	0	2007
	11.742392	12.429095	5.85%	0	2006
	10.964836	11.742392	7.09%	0	2005
	9.914322	10.964836	10.60%	0	2004
	10.000000	9.914322	-0.86%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.513243	7.546484	0.44%	0	2007
	6.626931	7.513243	13.37%	0	2006
	6.869200	6.626931	-3.53%	0	2005
	6.421356	6.869200	6.97%	0	2004
	5.251896	6.421356	22.27%	0	2003
	6.838559	5.251896	-23.20%	0	2002
	8.708516	6.838559	-21.47%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.364451	14.409512	16.54%	0	2007
	11.059644	12.364451	11.80%	0	2006
	10.000000	11.059644	10.60%	0	2005*

cfi2of2.htm

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.130617	11.197425	0.60%	0	2007
	10.241641	11.130617	8.68%	0	2006
	10.000000	10.241641	2.42%	0	2005*

AIM Dynamics Fund: Investor Class	6.869805	7.578344	10.31%	0	2007
	6.003105	6.869805	14.44%	0	2006
	5.538749	6.003105	8.38%	0	2005
	5.038633	5.538749	9.93%	0	2004
	3.710633	5.038633	35.79%	0	2003
	5.646969	3.710633	-34.29%	0	2002
	8.569939	5.646969	-34.11%	42	2001

AIM Small Cap Growth Fund: Investor Class	10.160368	11.112342	9.37%	0	2007
	10.000000	10.160368	1.60%	0	2006*

American Century Growth: Investor Class	6.636943	7.754009	16.83%	0	2007
	6.260914	6.636943	6.01%	0	2006
	6.080991	6.260914	2.96%	0	2005
	5.634241	6.080991	7.93%	0	2004
	4.611651	5.634241	22.17%	0	2003
	6.357356	4.611651	-27.46%	0	2002
	7.960839	6.357356	-20.14%	0	2001

American Century Income & Growth: Advisor Class	10.426972	10.183322	-2.34%	0	2007
	9.085331	10.426972	14.77%	0	2006
	8.850496	9.085331	2.65%	0	2005
	7.996117	8.850496	10.68%	0	2004
	6.295918	7.996117	27.00%	0	2003
	7.974573	6.295918	-21.05%	0	2002
	8.889055	7.974573	-10.29%	0	2001

American Century International Growth Fund: Class A	9.257985	10.626859	14.79%	0	2007
	7.559154	9.257985	22.47%	0	2006
	6.808185	7.559154	11.03%	0	2005
	6.026566	6.808185	12.97%	0	2004
	4.905228	6.026566	22.86%	0	2003
	6.203519	4.905228	-20.93%	0	2002
	8.654482	6.203519	-28.32%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.440890	11.949418	4.44%	0	2007
	11.201342	11.440890	2.14%	0	2006
	11.219434	11.201342	-0.16%	0	2005
	11.350273	11.219434	-1.15%	0	2004
	11.430866	11.350273	-0.71%	0	2003
	11.061129	11.430866	3.34%	0	2002
	10.513118	11.061129	5.21%	0	2001

American Century Ultra: Investor Class	6.449384	7.714892	19.62%	0	2007
	6.790259	6.449384	-5.02%	0	2006
	6.770975	6.790259	0.28%	0	2005
	6.228912	6.770975	8.70%	0	2004
	5.041040	6.228912	23.56%	0	2003
	6.679706	5.041040	-24.53%	0	2002
	7.967308	6.679706	-16.16%	41	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.270392	17.678101	15.77%	0	2007
	12.453106	15.270392	22.62%	0	2006
	11.224493	12.453106	10.95%	0	2005
	10.000000	11.224493	12.24%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.137563	10.605446	4.62%	0	2007
	8.878991	10.137563	14.17%	0	2006
	8.681862	8.878991	2.27%	0	2005
	8.374469	8.681862	3.67%	0	2004
	7.083660	8.374469	18.22%	0	2003
	8.706261	7.083660	-18.64%	0	2002
	9.934755	8.706261	-12.37%	0	2001

Dreyfus Emerging Leaders Fund	12.302084	10.758577	-12.55%	0	2007
	11.699997	12.302084	5.15%	0	2006
	10.912729	11.699997	7.21%	0	2005
	9.728311	10.912729	12.17%	0	2004
	7.102274	9.728311	36.97%	0	2003
	9.059133	7.102274	-21.60%	0	2002
	10.241246	9.059133	11.54%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.554945	10.893674	3.21%	0	2007
	9.813026	10.554945	7.56%	0	2006
	10.126160	9.813026	-3.09%	0	2005
	10.000000	10.126160	1.26%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.252118	6.602892	5.61%	0	2007
	5.840353	6.252118	7.05%	0	2006
	5.747842	5.840353	1.61%	0	2005
	5.525680	5.747842	4.02%	0	2004
	4.470251	5.525680	23.61%	0	2003
	6.445616	4.470251	-30.65%	0	2002
	8.605693	6.445616	-25.10%	0	2001

Federated Bond Fund: Class F Shares	13.890495	14.328381	3.15%	0	2007
	13.365953	13.890495	3.92%	0	2006
	13.358732	13.365953	0.05%	0	2005
	12.739679	13.358732	4.86%	0	2004
	11.493797	12.739679	10.84%	0	2003
	10.946050	11.493797	5.00%	0	2002
	10.387125	10.946050	5.38%	41	2001

Federated Equity Income Fund, Inc.: Class F Shares	9.833195	9.833959	0.01%	0	2007
	8.161916	9.833195	20.48%	0	2006
	8.067868	8.161916	1.17%	0	2005
	7.272290	8.067868	10.94%	0	2004
	5.975074	7.272290	21.71%	0	2003
	7.551492	5.975074	-20.88%	0	2002
	8.670882	7.551492	-12.91%	0	2001

Federated High Yield Trust	12.653569	12.816326	1.29%	0	2007
	11.586025	12.653569	9.21%	0	2006
	11.518033	11.586025	0.59%	0	2005
	10.507135	11.518033	9.62%	0	2004
	8.711891	10.507135	20.61%	0	2003
	8.866190	8.711891	-1.74%	0	2002
	9.203112	8.866190	-3.66%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.639695	13.124688	3.84%	0	2007
	12.340780	12.639695	2.42%	0	2006
	12.313467	12.340780	0.22%	0	2005
	12.147861	12.313467	1.36%	0	2004
	11.665999	12.147861	4.13%	0	2003
	10.907893	11.665999	6.95%	0	2002
	10.345136	10.907893	5.44%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Balanced Fund: Class A	11.093680	11.818136	6.53%	0	2007
	10.129767	11.093680	9.52%	0	2006
	9.797345	10.129767	3.39%	0	2005
	9.484636	9.797345	3.30%	0	2004
	8.193930	9.484636	15.75%	0	2003
	9.149143	8.193930	-10.44%	0	2002
	9.481207	9.149143	-3.50%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.829528	8.470407	24.03%	0	2007
	6.527218	6.829528	4.63%	0	2006
	6.307095	6.527218	3.49%	0	2005
	6.244968	6.307095	0.99%	0	2004
	4.815068	6.244968	29.70%	0	2003
	7.058344	4.815068	-31.78%	0	2002
	8.760319	7.058344	-19.43%	0	2001

Fidelity Advisor Equity Income Fund: Class A	14.780257	15.030794	1.70%	114	2007
	12.855531	14.780257	14.97%	114	2006
	12.300147	12.855531	4.52%	111	2005
	11.171493	12.300147	10.10%	80	2004
	8.835658	11.171493	26.44%	50	2003
	10.648758	8.835658	-17.03%	7	2002
	11.090091	10.648758	-3.98%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.880783	9.523040	20.84%	0	2007
	7.640636	7.880783	3.14%	0	2006
	7.162088	7.640636	6.39%	0	2005
	6.810900	7.162088	5.16%	0	2004
	5.360156	6.810900	27.07%	0	2003
	7.028615	5.360156	-23.74%	0	2002
	8.423256	7.028615	-16.56%	38	2001

Fidelity Advisor High Income Advantage Fund: Class T	15.275743	15.333173	0.38%	0	2007
	13.456416	15.275743	13.52%	0	2006
	13.098083	13.456416	2.74%	0	2005
	11.612961	13.098083	12.79%	0	2004
	8.233344	11.612961	41.05%	0	2003
	8.736173	8.233344	-5.76%	0	2002
	9.003769	8.736173	-2.97%	48	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Overseas Fund: Class A	11.620030	13.351993	14.90%	0	2007
	9.947217	11.620030	16.82%	0	2006
	8.860733	9.947217	12.26%	0	2005
	7.984947	8.860733	10.97%	0	2004
	5.634318	7.984947	41.72%	0	2003
	7.184107	5.634318	-21.57%	0	2002
	9.160799	7.184107	-21.58%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.840411	17.057859	14.94%	0	2007
	12.826808	14.840411	15.70%	0	2006
	10.999651	12.826808	16.61%	0	2005
	10.000000	10.999651	10.00%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.200149	21.066399	-5.11%	0	2007
	19.428856	22.200149	14.26%	0	2006
	17.838618	19.428856	8.91%	0	2005
	14.496945	17.838618	23.05%	0	2004
	11.392686	14.496945	27.25%	0	2003
	12.337358	11.392686	-7.66%	0	2002
	10.675170	12.337358	15.57%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.213383	17.404057	1.11%	102	2007
	14.857000	17.213383	15.86%	102	2006
	13.755421	14.857000	8.01%	99	2005
	12.341776	13.755421	11.45%	71	2004
	9.960143	12.341776	23.91%	44	2003
	11.421839	9.960143	-12.80%	6	2002
	10.980388	11.421839	4.02%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.883448	8.644171	9.65%	208	2007
	7.466079	7.883448	5.59%	208	2006
	6.877263	7.466079	8.56%	203	2005
	6.195527	6.877263	11.00%	147	2004
	4.582422	6.195527	35.20%	92	2003
	6.626815	4.582422	-30.85%	14	2002
	8.492688	6.626815	-21.97%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.818425	16.797762	13.36%	0	2007
	12.423072	14.818425	19.28%	0	2006
	11.486259	12.423072	8.16%	0	2005
	10.000000	11.486259	14.86%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.451862	11.764719	2.73%	0	2007
	10.388683	11.451862	10.23%	0	2006
	10.316266	10.388683	0.70%	0	2005
	9.683116	10.316266	6.54%	0	2004
	8.327131	9.683116	16.28%	0	2003
	9.670585	8.327131	-13.89%	0	2002
	10.000000	9.670585	-3.29%	0	2001*

Janus Adviser Balanced Fund: I Shares	11.434991	12.333911	7.86%	0	2007
	10.547528	11.434991	8.41%	0	2006
	9.975562	10.547528	5.73%	0	2005
	9.369812	9.975562	6.46%	0	2004
	8.369315	9.369812	11.95%	0	2003
	9.122012	8.369315	-8.25%	0	2002
	9.762933	9.122012	-6.56%	0	2001

Janus Adviser International Growth Fund: I Shares	14.123946	17.494174	23.86%	0	2007
	9.944057	14.123946	42.03%	0	2006
	7.686696	9.944057	29.37%	0	2005
	6.531019	7.686696	17.70%	0	2004
	4.934523	6.531019	32.35%	0	2003
	6.756105	4.934523	-26.96%	0	2002
	8.911091	6.756105	-24.18%	0	2001

Janus Adviser Worldwide Fund: I Shares	7.370665	7.882710	6.95%	0	2007
	6.418556	7.370665	14.83%	0	2006
	6.161916	6.418556	4.16%	0	2005
	5.991282	6.161916	2.85%	0	2004
	4.966925	5.991282	20.62%	0	2003
	6.835405	4.966925	-27.34%	0	2002
	8.820585	6.835405	-22.51%	18	2001

Janus Fund	6.040101	6.833604	13.14%	0	2007
	5.561546	6.040101	8.60%	0	2006
	5.446431	5.561546	2.11%	0	2005
	5.297953	5.446431	2.80%	0	2004
	4.096190	5.297953	29.34%	0	2003
	5.758578	4.096190	-28.87%	0	2002
	7.936977	5.758578	-27.45%	40	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.293780	8.401039	33.48%	0	2007
	5.706940	6.293780	10.28%	0	2006
	5.310944	5.706940	7.46%	0	2005
	4.365256	5.310944	21.66%	0	2004
	3.547423	4.365256	23.05%	0	2003
	4.754665	3.547423	-25.39%	0	2002
	6.839914	4.754665	-30.49%	50	2001

Janus Worldwide Fund	6.553368	7.028826	7.26%	0	2007
	5.660065	6.553368	15.78%	0	2006
	5.445418	5.660065	3.94%	0	2005
	5.254347	5.445418	3.64%	0	2004
	4.306822	5.254347	22.00%	0	2003
	5.928060	4.306822	-27.35%	0	2002
	7.828419	5.928060	-24.28%	0	2001

Lazard U.S. Small Cap Equity Portfolio: Open Shares	17.943003	16.455084	-8.29%	0	2007
	15.646873	17.943003	14.67%	0	2006
	15.330758	15.646873	2.06%	0	2005
	13.587493	15.330758	12.83%	0	2004
	9.985653	13.587493	36.07%	0	2003
	12.374495	9.985653	-19.30%	0	2002
	10.708596	12.374495	15.56%	0	2001

Nationwide Bond Fund: Class D	13.631222	14.201418	4.18%	0	2007
	13.295712	13.631222	2.52%	0	2006
	13.128421	13.295712	1.27%	0	2005
	12.753298	13.128421	2.94%	0	2004
	12.207172	12.753298	4.47%	0	2003
	11.376566	12.207172	7.30%	0	2002
	10.547846	11.376566	7.86%	0	2001

Nationwide Bond Index Fund: Class A	12.471667	13.019225	4.39%	0	2007
	12.240876	12.471667	1.89%	0	2006
	12.236209	12.240876	0.04%	0	2005
	12.012170	12.236209	1.87%	0	2004
	11.855834	12.012170	1.32%	0	2003
	11.030329	11.855834	7.48%	0	2002
	10.483866	11.030329	5.21%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.209580	13.974624	5.79%	0	2007
	12.951271	13.209580	1.99%	0	2006
	12.831762	12.951271	0.93%	0	2005
	12.634076	12.831762	1.56%	0	2004
	12.626103	12.634076	0.06%	0	2003
	11.585423	12.626103	8.98%	0	2002
	10.924644	11.585423	6.05%	0	2001

Nationwide Growth Fund: Class A	11.679360	13.679240	17.12%	0	2007
	11.219695	11.679360	4.10%	0	2006
	10.766667	11.219695	4.21%	0	2005
	10.171264	10.766667	5.85%	0	2004
	10.000000	10.171264	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.511028	6.471864	17.43%	0	2007
	5.278636	5.511028	4.40%	0	2006
	5.044543	5.278636	4.64%	0	2005
	4.751530	5.044543	6.17%	0	2004
	3.637329	4.751530	30.63%	0	2003
	5.195344	3.637329	-29.99%	0	2002
	7.327215	5.195344	-29.10%	0	2001

Nationwide International Index Fund: Class A	12.810854	13.856709	8.16%	0	2007
	10.383314	12.810854	23.38%	0	2006
	9.314204	10.383314	11.48%	0	2005
	7.961311	9.314204	16.99%	0	2004
	5.916125	7.961311	34.57%	0	2003
	7.320508	5.916125	-19.18%	0	2002
	9.622441	7.300508	-23.92%	0	2001

Nationwide Large Cap Value Fund: Class A	15.896920	15.217403	-4.27%	0	2007
	13.373443	15.896920	18.87%	0	2006
	12.645361	13.373443	5.35%	0	2005
	11.111894	12.645361	13.80%	0	2004
	8.838077	11.111894	25.73%	0	2003
	10.439484	8.838077	-15.34%	0	2002
	11.165662	10.439484	-6.50%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	13.868487	14.603681	5.30%	0	2007
	12.888145	13.868487	7.61%	0	2006
	11.736062	12.888145	9.82%	0	2005
	10.340057	11.736062	13.50%	0	2004
	7.835320	10.340057	31.97%	0	2003
	9.417590	7.835320	-16.80%	0	2002
	9.765196	9.417590	-3.56%	0	2001

Nationwide Money Market Fund: Service Class	10.421328	10.718811	2.85%	0	2007
	10.166607	10.421328	2.51%	0	2006
	10.093317	10.166607	0.73%	0	2005
	10.209280	10.093317	-1.14%	0	2004
	10.344360	10.209280	-1.31%	0	2003
	10.429191	10.344360	-0.81%	0	2002
	10.273263	10.429191	1.52%	0	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.391288	11.783071	3.44%	0	2007
	10.931113	11.391288	4.21%	0	2006
	10.786037	10.931113	1.35%	0	2005
	10.483616	10.786037	2.88%	0	2004
	9.917134	10.483616	5.71%	0	2003
	10.046740	9.917134	-1.29%	0	2002
	10.018304	10.046740	0.28%	0	2001

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.566117	12.014076	3.87%	0	2007
	10.855081	11.566117	6.55%	0	2006
	10.587213	10.855081	2.53%	0	2005
	10.070143	10.587213	5.13%	0	2004
	9.032469	10.070143	11.49%	0	2003
	9.605280	9.032469	-5.96%	0	2002
	9.897465	9.605280	-2.95%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.546424	11.968183	3.65%	0	2007
	10.555608	11.546424	9.39%	0	2006
	10.197620	10.555608	3.51%	0	2005
	9.490779	10.197620	7.45%	0	2004
	8.073470	9.490779	17.56%	0	2003
	9.089844	8.073470	-11.18%	0	2002
	9.718946	9.089844	-6.47%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.633753	12.128925	4.26%	0	2007
	10.351363	11.633753	12.39%	0	2006
	9.847600	10.351363	5.12%	0	2005
	8.945922	9.847600	10.08%	0	2004
	7.212133	8.945922	24.04%	0	2003
	8.583484	7.212133	-15.98%	0	2002
	9.583619	8.583484	-10.44%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.577505	12.037636	3.97%	0	2007
	10.091142	11.577505	14.73%	0	2006
	9.528002	10.091142	5.91%	0	2005
	8.510742	9.528002	11.95%	0	2004
	6.580889	8.510742	29.33%	0	2003
	8.212854	6.580889	-19.87%	0	2002
	9.445621	8.212854	-13.05%	0	2001

Nationwide S&P 500® Index Fund: Service Class	9.174131	9.436512	2.86%	722	2007
	8.112351	9.174131	13.09%	751	2006
	7.924369	8.112351	2.37%	782	2005
	7.316371	7.924369	8.31%	782	2004
	5.830266	7.316371	25.49%	782	2003
	7.678107	5.830266	-24.07%	782	2002
	8.919571	7.678107	-13.92%	35	2001

Nationwide Small Cap Fund: Class A	21.250963	19.606168	-7.74%	0	2007
	16.754084	21.250963	26.84%	0	2006
	13.925379	16.754084	20.31%	0	2005
	11.275230	13.925379	23.50%	0	2004
	7.757236	11.275230	45.35%	0	2003
	9.698379	7.757236	-20.02%	0	2002
	10.067190	9.698379	-3.66%	0	2001

Nationwide Small Cap Index Fund: Class A	14.275019	13.677381	-4.19%	0	2007
	12.403123	14.275019	15.09%	0	2006
	12.104347	12.403123	2.47%	0	2005
	10.467221	12.104347	15.64%	0	2004
	7.328565	10.467221	42.83%	0	2003
	9.439607	7.328565	-22.36%	0	2002
	9.455597	9.439607	-0.17%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Value Opportunities Fund: Class A	16.495610	14.959749	-9.31%	0	2007
	14.253956	16.495610	15.73%	0	2006
	13.452548	14.253956	5.96%	0	2005
	12.079810	13.452548	11.36%	0	2004
	8.998889	12.079810	34.24%	0	2003
	10.700958	8.998889	-15.91%	0	2002
	10.700555	10.700958	0.00%	0	2001

Nationwide Fund: Class D	10.601845	11.233027	5.95%	0	2007
	9.482849	10.601845	11.80%	0	2006
	8.994021	9.482849	5.44%	0	2005
	8.343530	8.994021	7.80%	0	2004
	6.684775	8.343530	24.81%	0	2003
	8.214418	6.684775	-18.62%	0	2002
	9.500854	8.214418	-13.54%	17	2001

Neuberger Berman Genesis Fund: Trust Class	22.405881	26.797260	19.60%	0	2007
	21.271999	22.405881	5.33%	0	2006
	18.624662	21.271999	14.21%	0	2005
	15.981017	18.624662	16.54%	0	2004
	12.360915	15.981017	29.29%	0	2003
	12.976097	12.360915	-4.74%	0	2002
	11.790857	12.976097	10.05%	0	2001

Neuberger Berman Guardian Fund: Trust Class	11.673667	12.308839	5.44%	0	2007
	10.490137	11.673667	11.28%	0	2006
	9.867021	10.490137	6.32%	0	2005
	8.666757	9.867021	13.85%	0	2004
	6.536957	8.666757	32.58%	0	2003
	8.984516	6.536957	-27.24%	0	2002
	9.330000	8.984516	-3.70%	0	2001

Neuberger Berman Partners Fund: Trust Class	14.153092	15.264844	7.86%	0	2007
	12.749257	14.153092	11.01%	0	2006
	11.019775	12.749257	15.69%	0	2005
	9.428309	11.019775	16.88%	0	2004
	7.077127	9.428309	33.22%	0	2003
	9.597515	7.077127	-26.26%	0	2002
	10.102504	9.597515	-5.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Socially Responsive Fund: Trust Class	13.313845	14.028804	5.37%	0	2007
	11.869863	13.313845	12.17%	0	2006
	11.248680	11.869863	5.52%	0	2005
	10.000000	11.248680	12.49%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.134754	9.087045	11.71%	182	2007
	7.705252	8.134754	5.57%	182	2006
	7.494165	7.705252	2.82%	177	2005
	7.168649	7.494165	4.54%	124	2004
	5.638922	7.168649	27.13%	76	2003
	7.787235	5.638922	-27.59%	11	2002
	9.084201	7.787235	-14.28%	0	2001

Oppenheimer Champion Income Fund: Class A	12.961472	12.713853	-1.91%	0	2007
	12.087121	12.961472	7.23%	0	2006
	11.989591	12.087121	0.81%	0	2005
	11.179767	11.989591	7.24%	0	2004
	10.000000	11.179767	11.80%	0	2003*

Oppenheimer Global Fund: Class A	13.180553	13.714231	4.05%	0	2007
	11.434310	13.180553	15.27%	0	2006
	10.228404	11.434310	11.79%	0	2005
	8.777027	10.228404	16.54%	0	2004
	6.246851	8.777027	40.50%	0	2003
	8.202971	6.246851	-23.85%	0	2002
	9.471891	8.202971	-13.40%	0	2001

Oppenheimer Strategic Income Fund: Class A	14.428098	15.473753	7.25%	0	2007
	13.643973	14.428098	5.75%	0	2006
	13.339081	13.643973	2.29%	0	2005
	12.391909	13.339081	7.64%	0	2004
	10.551646	12.391909	17.44%	0	2003
	10.056616	10.551646	4.92%	0	2002
	9.889153	10.056616	1.69%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.853903	15.468733	4.14%	0	2007
	12.883737	14.853903	15.29%	0	2006
	11.503272	12.883737	12.00%	0	2005
	10.000000	11.503272	15.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.999304	13.857963	6.61%	437	2007
	12.788506	12.999304	1.65%	454	2006
	12.717522	12.788506	0.56%	473	2005
	12.376203	12.717522	2.76%	473	2004
	11.995613	12.376203	3.17%	473	2003
	11.141195	11.995613	7.67%	473	2002
	10.412605	11.141195	7.00%	0	2001

Putnam International Equity Fund: Class A	20.044809	21.336253	6.44%	0	2007
	15.916638	20.044809	25.94%	0	2006
	14.397042	15.916638	10.55%	0	2005
	12.613173	14.397042	14.14%	0	2004
	10.000000	12.613173	26.13%	0	2003*

Putnam Voyager Fund: Class A	12.894601	13.331968	3.39%	0	2007
	12.477771	12.894601	3.34%	0	2006
	12.043749	12.477771	3.60%	0	2005
	11.703311	12.043749	2.91%	0	2004
	10.000000	11.703311	17.03%	0	2003*

Templeton Foreign Fund: Class A	16.079102	18.510858	15.12%	0	2007
	13.651977	16.079102	17.78%	0	2006
	12.565366	13.651977	8.65%	0	2005
	10.830795	12.565366	16.02%	0	2004
	8.450472	10.830795	28.17%	0	2003
	9.419709	8.450472	-10.29%	0	2002
	10.418903	9.419709	-9.59%	0	2001

Van Kampen Growth and Income Fund: Class A	16.990892	17.109076	0.70%	0	2007
	14.913893	16.990892	13.93%	0	2006
	13.821648	14.913893	7.90%	0	2005
	12.352892	13.821648	11.89%	0	2004
	10.000000	12.352892	23.53%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.968211	21.589053	20.15%	0	2007
	16.785267	17.968211	7.05%	0	2006
	14.532826	16.785267	15.50%	0	2005
	12.227951	14.532826	18.85%	0	2004
	10.000000	12.227951	22.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.336958	21.376632	-18.83%	0	2007
	19.511814	26.336958	34.98%	0	2006
	17.039663	19.511814	14.51%	0	2005
	12.695674	17.039663	34.22%	0	2004
	10.000000	12.695674	26.96%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.569220	16.462396	5.74%	0	2007
	14.933307	15.569220	4.26%	0	2006
	13.532052	14.933307	10.36%	0	2005
	12.166692	13.532052	11.22%	0	2004
	10.000000	12.166692	21.67%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.397975	14.463561	7.95%	0	2007
	11.831238	13.397975	13.24%	0	2006
	10.755865	11.831238	10.00%	0	2005
	9.961028	10.755865	7.98%	0	2004
	7.313265	9.961028	36.20%	0	2003
	9.224320	7.313265	-20.72%	0	2002
	9.557179	9.224320	-3.48%	0	2001

Wells Fargo Advantage Growth Fund: Investor Class	12.409185	15.525880	25.12%	0	2007
	11.729535	12.409185	5.79%	0	2006
	10.958384	11.729535	7.04%	0	2005
	9.913523	10.958384	10.54%	0	2004
	10.000000	9.913523	-0.86%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.489446	7.518741	0.39%	0	2007
	6.609279	7.489446	13.32%	0	2006
	6.854376	6.609279	-3.58%	0	2005
	6.410756	6.854376	6.92%	0	2004
	5.245895	6.410756	22.21%	0	2003
	6.834221	5.245895	-23.24%	0	2002
	8.707452	6.834221	-21.51%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.353603	14.389503	16.48%	0	2007
	11.055557	12.353603	11.74%	0	2006
	10.000000	11.055557	10.56%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.122369	11.183405	0.55%	0	2007
	10.239241	11.122369	8.62%	0	2006
	10.000000	10.239241	2.39%	0	2005*

AIM Dynamics Fund: Investor Class	6.846516	7.548785	10.26%	0	2007
	5.985788	6.846516	14.38%	0	2006
	5.525585	5.985788	8.33%	0	2005
	5.029221	5.525585	9.87%	0	2004
	3.705578	5.029221	35.72%	0	2003
	5.642169	3.705578	-34.32%	0	2002
	8.567054	5.642169	-34.14%	0	2001

AIM Small Cap Growth Fund: Investor Class	10.156593	11.102533	9.31%	0	2007
	10.000000	10.156593	1.57%	0	2006*

American Century Growth: Investor Class	6.614489	7.723815	16.77%	0	2007
	6.242898	6.614489	5.95%	0	2006
	6.066567	6.242898	2.91%	0	2005
	5.623734	6.066567	7.87%	0	2004
	4.605394	5.623734	22.11%	0	2003
	6.351961	4.605394	-27.50%	0	2002
	7.958157	6.351961	-20.18%	0	2001

American Century Income & Growth: Advisor Class	10.391659	10.143639	-2.39%	5	2007
	9.059151	10.391659	14.71%	5	2006
	8.829477	9.059151	2.60%	5	2005
	7.981194	8.829477	10.63%	0	2004
	6.287364	7.981194	26.94%	0	2003
	7.967797	6.287364	-21.09%	0	2002
	8.886064	7.967797	-10.33%	0	2001

American Century International Growth Fund: Class A	9.226625	10.585440	14.73%	0	2007
	7.537375	9.226625	22.41%	0	2006
	6.792024	7.537375	10.97%	0	2005
	6.015313	6.792024	12.91%	0	2004
	4.898561	6.015313	22.80%	0	2003
	6.198246	4.898561	-20.97%	0	2002
	8.651563	6.198246	-28.36%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.402179	11.902888	4.39%	0	2007
	11.169107	11.402179	2.09%	0	2006
	11.192829	11.169107	-0.21%	0	2005
	11.329128	11.192829	-1.20%	118	2004
	11.415376	11.329128	-0.76%	0	2003
	11.051759	11.415376	3.29%	0	2002
	10.509588	11.051759	5.16%	0	2001

American Century Ultra: Investor Class	6.427520	7.684792	19.56%	202	2007
	6.770684	6.427520	-5.07%	179	2006
	6.754877	6.770684	0.23%	173	2005
	6.217276	6.754877	8.65%	167	2004
	5.034183	6.217276	23.50%	163	2003
	6.674032	5.034183	-24.57%	0	2002
	7.964626	6.674032	-16.20%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.249763	17.645198	15.71%	0	2007
	12.442586	15.249763	22.56%	0	2006
	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.103225	10.564101	4.56%	0	2007
	8.853406	10.103225	14.12%	0	2006
	8.661246	8.853406	2.22%	0	2005
	8.358846	8.661246	3.62%	159	2004
	7.074041	8.358846	18.16%	0	2003
	8.698877	7.074041	-18.68%	0	2002
	9.931413	8.698877	-12.41%	0	2001

Dreyfus Emerging Leaders Fund	12.260405	10.716631	-12.59%	0	2007
	11.666280	12.260405	5.09%	0	2006
	10.886805	11.666280	7.16%	0	2005
	9.710145	10.886805	12.12%	0	2004
	7.092611	9.710145	36.91%	0	2003
	9.051437	7.092611	-21.64%	0	2002
	10.237795	9.051437	-11.59%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.544028	10.876835	3.16%	0	2007
	9.807859	10.544028	7.51%	0	2006
	10.126160	9.807859	-3.09%	0	2005
	10.000000	10.126160	1.26%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.230929	6.577138	5.56%	208	2007
	5.823530	6.230929	7.00%	201	2006
	5.734205	5.823530	1.56%	200	2005
	5.515376	5.734205	3.97%	191	2004
	4.464177	5.515376	23.55%	185	2003
	6.440138	4.464177	-30.68%	0	2002
	8.602792	6.440138	-25.14%	0	2001

Federated Bond Fund: Class F Shares	13.843481	14.272578	3.10%	0	2007
	13.327478	13.843481	3.87%	0	2006
	13.327046	13.327478	0.00%	0	2005
	12.715930	13.327046	4.81%	0	2004
	11.478212	12.715930	10.78%	0	2003
	10.936781	11.478212	4.95%	0	2002
	10.383638	10.936781	5.33%	0	2001

Federated Equity Income Fund, Inc.: Class F Shares	9.801986	9.797731	-0.04%	0	2007
	8.140148	9.801986	20.42%	0	2006
	8.050436	8.140148	1.11%	0	2005
	7.260276	8.050436	10.88%	0	2004
	5.968237	7.260276	21.65%	0	2003
	7.546690	5.968237	-20.92%	0	2002
	8.669819	7.546690	-12.95%	0	2001

Federated High Yield Trust	12.610664	12.766331	1.23%	2	2007
	11.552604	12.610664	9.16%	2	2006
	11.490641	11.552604	0.54%	2	2005
	10.487488	11.490641	9.57%	60	2004
	8.700031	10.487488	20.55%	0	2003
	8.858631	8.700031	-1.79%	0	2002
	9.199973	8.858631	-3.71%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.599531	13.076286	3.78%	0	2007
	12.307816	12.599531	2.37%	0	2006
	12.286814	12.307816	0.17%	0	2005
	12.127741	12.286814	1.31%	108	2004
	11.652610	12.127741	4.08%	0	2003
	10.900925	11.652610	6.90%	0	2002
	10.343825	10.900925	5.39%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Balanced Fund: Class A	11.056129	11.772099	6.48%	0	2007
	10.100599	11.056129	9.46%	0	2006
	9.774103	10.100599	3.34%	0	2005
	9.466956	9.774103	3.24%	0	2004
	8.182816	9.466956	15.69%	0	2003
	9.141383	8.182816	-10.49%	0	2002
	9.478020	9.141383	-3.55%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.807868	8.439215	23.96%	0	2007
	6.509828	6.807868	4.58%	0	2006
	6.293473	6.509828	3.44%	0	2005
	6.234653	6.293473	0.94%	0	2004
	4.809558	6.234653	29.63%	0	2003
	7.053852	4.809558	-31.82%	0	2002
	8.759242	7.053852	-19.47%	0	2001

Fidelity Advisor Equity Income Fund: Class A	14.730202	14.972231	1.64%	179	2007
	12.818488	14.730202	14.91%	183	2006
	12.270932	12.818488	4.46%	187	2005
	11.150638	12.270932	10.05%	186	2004
	8.823655	11.150638	26.37%	194	2003
	10.639727	8.823655	-17.07%	0	2002
	11.086366	10.639727	-4.03%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.854082	9.485915	20.78%	0	2007
	7.618631	7.854082	3.09%	0	2006
	7.145076	7.618631	6.34%	0	2005
	6.798168	7.145076	5.10%	0	2004
	5.352854	6.798168	27.00%	0	2003
	7.022633	5.352854	-23.78%	0	2002
	8.420422	7.022633	-16.60%	0	2001

Fidelity Advisor High Income Advantage Fund: Class T	15.224054	15.273475	0.32%	0	2007
	13.417690	15.224054	13.46%	0	2006
	13.067025	13.417690	2.68%	0	2005
	11.591323	13.067025	12.73%	0	2004
	8.222180	11.591323	40.98%	0	2003
	8.728772	8.222180	-5.80%	0	2002
	9.000735	8.728772	-3.02%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Overseas Fund: Class A	11.583176	13.302828	14.85%	0	2007
	9.920703	11.583176	16.76%	0	2006
	8.841603	9.920703	12.20%	0	2005
	7.971751	8.841603	10.91%	0	2004
	5.627862	7.971751	41.65%	0	2003
	7.179541	5.627862	-21.61%	0	2002
	9.159677	7.179541	-21.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.820340	17.026073	14.88%	0	2007
	12.815973	14.820340	15.64%	0	2006
	10.995945	12.815973	16.55%	0	2005
	10.000000	10.995945	9.96%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.129716	20.988813	-5.16%	56	2007
	19.377065	22.129716	14.21%	58	2006
	17.800091	19.377065	8.86%	62	2005
	14.473007	17.800091	22.99%	70	2004
	11.379652	14.473007	27.18%	76	2003
	12.329529	11.379652	-7.70%	0	2002
	10.673867	12.329529	15.51%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.155105	17.336250	1.06%	0	2007
	14.814219	17.155105	15.80%	0	2006
	13.722776	14.814219	7.95%	0	2005
	12.318755	13.722776	11.40%	0	2004
	9.946619	12.318755	23.85%	0	2003
	11.412147	9.946619	-12.84%	0	2002
	10.976690	11.412147	3.97%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.856750	8.610484	9.59%	0	2007
	7.444581	7.856750	5.54%	0	2006
	6.860942	7.444581	8.51%	0	2005
	6.183978	6.860942	10.95%	0	2004
	4.576197	6.183978	35.13%	0	2003
	6.621186	4.576197	-30.89%	0	2002
	8.489824	6.621186	-22.01%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.798397	16.766478	13.30%	0	2007
	12.412578	14.798397	19.22%	0	2006
	11.482386	12.412578	8.10%	0	2005
	10.000000	11.482386	14.82%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.420372	11.726377	2.68%	0	2007
	10.365369	11.420372	10.18%	0	2006
	10.298346	10.365369	0.65%	0	2005
	9.671219	10.298346	6.48%	0	2004
	8.321124	9.671219	16.22%	0	2003
	9.668531	8.321124	-13.94%	0	2002
	10.000000	9.668531	-3.31%	0	2001*

Janus Adviser Balanced Fund: I Shares	11.398690	12.288464	7.81%	0	2007
	10.519380	11.398690	8.36%	0	2006
	9.953995	10.519380	5.68%	0	2005
	9.354322	9.953995	6.41%	0	2004
	8.359736	9.354322	11.90%	0	2003
	9.116219	8.359736	-8.30%	0	2002
	9.761734	9.116219	-6.61%	0	2001

Janus Adviser International Growth Fund: I Shares	14.079086	17.429694	23.80%	0	2007
	9.917502	14.079086	41.96%	0	2006
	7.670064	9.917502	29.30%	0	2005
	6.520211	7.670064	17.64%	0	2004
	4.928860	6.520211	32.29%	0	2003
	6.751800	4.928860	-27.00%	0	2002
	8.909992	6.751800	-24.22%	0	2001

Janus Adviser Worldwide Fund: I Shares	7.347266	7.853656	6.89%	0	2007
	6.401422	7.347266	14.78%	0	2006
	6.148590	6.401422	4.11%	0	2005
	5.981376	6.148590	2.80%	0	2004
	4.961237	5.981376	20.56%	0	2003
	6.831051	4.961237	-27.37%	0	2002
	8.819501	6.831051	-22.55%	0	2001

Janus Fund	6.019620	6.806937	13.08%	0	2007
	5.545503	6.019620	8.55%	0	2006
	5.433476	5.545503	2.06%	0	2005
	5.288050	5.433476	2.75%	0	2004
	4.090609	5.288050	29.27%	0	2003
	5.753673	4.090609	-28.90%	0	2002
	7.934298	5.753673	-27.48%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	6.272441	8.368273	33.41%	0	2007
	5.690486	6.272441	10.23%	0	2006
	5.298326	5.690486	7.40%	0	2005
	4.357093	5.298326	21.60%	0	2004
	3.542596	4.357093	22.99%	0	2003
	4.750614	3.542596	-25.43%	0	2002
	6.837601	4.750614	-30.52%	0	2001

Janus Worldwide Fund	6.531198	7.001456	7.20%	0	2007
	5.643773	6.531198	15.72%	0	2006
	5.432504	5.643773	3.89%	0	2005
	5.244557	5.432504	3.58%	0	2004
	4.300968	5.244557	21.94%	0	2003
	5.923017	4.300968	-27.39%	0	2002
	7.825782	5.923017	-24.31%	0	2001

Lazard U.S. Small Cap Equity Portfolio: Open Shares	17.882262	16.390976	-8.34%	0	2007
	15.601827	17.882262	14.62%	0	2006
	15.294383	15.601827	2.01%	0	2005
	13.562145	15.294383	12.77%	0	2004
	9.972097	13.562145	36.00%	0	2003
	12.364001	9.972097	-19.35%	0	2002
	10.704999	12.364001	15.50%	0	2001

Nationwide Bond Fund: Class D	13.585002	14.146022	4.13%	0	2007
	13.257360	13.585002	2.47%	0	2006
	13.097204	13.257360	1.22%	0	2005
	12.729455	13.097204	2.89%	0	2004
	12.190555	12.729455	4.42%	0	2003
	11.366866	12.190555	7.25%	0	2002
	10.544251	11.366866	7.80%	0	2001

Nationwide Bond Index Fund: Class A	12.432039	12.971216	4.34%	0	2007
	12.208181	12.432039	1.83%	0	2006
	12.209724	12.208181	-0.01%	0	2005
	11.992277	12.209724	1.81%	0	2004
	11.842231	11.992277	1.27%	0	2003
	11.023285	11.842231	7.43%	0	2002
	10.482538	11.023285	5.16%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	13.164843	13.920169	5.74%	0	2007
	12.913972	13.164843	1.94%	0	2006
	12.801314	12.913972	0.88%	0	2005
	12.610511	12.801314	1.51%	0	2004
	12.608980	12.610511	0.01%	0	2003
	11.575597	12.608980	8.93%	0	2002
	10.920963	11.575597	5.99%	0	2001

Nationwide Growth Fund: Class A	11.661377	13.651192	17.06%	0	2007
	11.208118	11.661377	4.04%	0	2006
	10.761015	11.208118	4.15%	0	2005
	10.171093	10.761015	5.80%	0	2004
	10.000000	10.171093	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.492380	6.446661	17.37%	0	2007
	5.263436	5.492380	4.35%	0	2006
	5.032567	5.263436	4.59%	0	2005
	4.742674	5.032567	6.11%	0	2004
	3.632391	4.742674	30.57%	0	2003
	5.190932	3.632391	-30.02%	0	2002
	7.324747	5.190932	-29.13%	0	2001

Nationwide International Index Fund: Class A	12.770180	13.805649	8.11%	0	2007
	10.355598	12.770180	23.32%	0	2006
	9.294067	10.355598	11.42%	0	2005
	7.948151	9.294067	16.93%	0	2004
	5.909341	7.948151	34.50%	0	2003
	7.315852	5.909341	-19.23%	0	2002
	9.621264	7.315852	-23.96%	0	2001

Nationwide Large Cap Value Fund: Class A	15.843079	15.158101	-4.32%	0	2007
	13.334922	15.843079	18.81%	0	2006
	12.615335	13.334922	5.30%	0	2005
	11.091159	12.615335	13.74%	0	2004
	8.826078	11.091159	25.66%	0	2003
	10.430625	8.826078	-15.38%	0	2002
	11.161909	10.430625	-6.55%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Mid Cap Market Index Fund: Class A	13.824501	14.549922	5.25%	0	2007
	12.853800	13.824501	7.55%	0	2006
	11.710727	12.853800	9.76%	0	2005
	10.322982	11.710727	13.44%	189	2004
	7.826354	10.322982	31.90%	0	2003
	9.411614	7.826354	-16.84%	0	2002
	9.764004	9.411614	-3.61%	0	2001

Nationwide Money Market Fund: Service Class	10.385994	10.677001	2.80%	0	2007
	10.137283	10.385994	2.45%	0	2006
	10.069316	10.137283	0.67%	0	2005
	10.190191	10.069316	-1.19%	0	2004
	10.330279	10.190191	-1.36%	381	2003
	10.420300	10.330279	-0.86%	0	2002
	10.269761	10.420300	1.47%	0	2001

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.355151	11.739677	3.39%	0	2007
	10.901966	11.355151	4.16%	0	2006
	10.762745	10.901966	1.29%	0	2005
	10.466303	10.762745	2.83%	0	2004
	9.905799	10.466303	5.66%	0	2003
	10.040366	9.905799	-1.34%	0	2002
	10.017074	10.040366	0.23%	0	2001

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.529396	11.969803	3.82%	0	2007
	10.826116	11.529396	6.50%	0	2006
	10.564330	10.826116	2.48%	0	2005
	10.053498	10.564330	5.08%	0	2004
	9.022135	10.053498	11.43%	0	2003
	9.599184	9.022135	-6.01%	0	2002
	9.896256	9.599184	-3.00%	0	2001

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.509767	11.924086	3.60%	0	2007
	10.527445	11.509767	9.33%	0	2006
	10.175575	10.527445	3.46%	0	2005
	9.475085	10.175575	7.39%	0	2004
	8.064228	9.475085	17.50%	0	2003
	9.084065	8.064228	-11.23%	0	2002
	9.717752	9.084065	-6.52%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.596811	12.084217	4.20%	0	2007
	10.323748	11.596811	12.33%	0	2006
	9.826325	10.323748	5.06%	0	2005
	8.931138	9.826325	10.02%	73	2004
	7.203877	8.931138	23.98%	0	2003
	8.578028	7.203877	-16.02%	0	2002
	9.582437	8.578028	-10.48%	0	2001

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.540785	11.993315	3.92%	0	2007
	10.064240	11.540785	14.67%	0	2006
	9.507428	10.064240	5.86%	0	2005
	8.496690	9.507428	11.90%	0	2004
	6.573366	8.496690	29.26%	0	2003
	8.207646	6.573366	-19.91%	0	2002
	9.444464	8.207646	-13.10%	0	2001

Nationwide S&P 500® Index Fund: Service Class	9.143073	9.399749	2.81%	426	2007
	8.088999	9.143073	13.03%	430	2006
	7.905565	8.088999	2.32%	434	2005
	7.302729	7.905565	8.25%	431	2004
	5.822348	7.302729	25.43%	428	2003
	7.671592	5.822348	-24.11%	0	2002
	8.916568	7.671592	-13.96%	0	2001

Nationwide Small Cap Fund: Class A	21.179035	19.529806	-7.79%	0	2007
	16.705847	21.179035	26.78%	0	2006
	13.892329	16.705847	20.25%	0	2005
	11.254192	13.892329	23.44%	0	2004
	7.746700	11.254192	45.28%	0	2003
	9.690147	7.746700	-20.06%	0	2002
	10.063806	9.690147	-3.71%	0	2001

Nationwide Small Cap Index Fund: Class A	14.229677	13.626945	-4.24%	0	2007
	12.370007	14.229677	15.03%	0	2006
	12.078160	12.370007	2.42%	0	2005
	10.449889	12.078160	15.58%	0	2004
	7.320150	10.449889	42.76%	0	2003
	9.433596	7.320150	-22.40%	0	2002
	9.454434	9.433596	-0.22%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Value Opportunities Fund: Class A	16.443237	14.904623	-9.36%	0	2007
	14.215918	16.443237	15.67%	0	2006
	13.423460	14.215918	5.90%	0	2005
	12.059834	13.423460	11.31%	0	2004
	8.988581	12.059834	34.17%	0	2003
	10.694161	8.988581	-15.95%	0	2002
	10.699250	10.694161	-0.05%	0	2001

Nationwide Fund: Class D	10.565963	11.189263	5.90%	0	2007
	9.455548	10.565963	11.74%	0	2006
	8.972682	9.455548	5.38%	0	2005
	8.327965	8.972682	7.74%	0	2004
	6.675689	8.327965	24.75%	0	2003
	8.207439	6.675689	-18.66%	0	2002
	9.497653	8.207439	-13.58%	0	2001

Neuberger Berman Genesis Fund: Trust Class	22.330058	26.692918	19.54%	0	2007
	21.210781	22.330058	5.28%	0	2006
	18.580487	21.210781	14.16%	0	2005
	15.951232	18.580487	16.48%	78	2004
	12.344151	15.951232	29.22%	0	2003
	12.965098	12.344151	-4.79%	0	2002
	11.786896	12.965098	10.00%	0	2001

Neuberger Berman Guardian Fund: Trust Class	11.634114	12.260859	5.39%	0	2007
	10.459906	11.634114	11.23%	0	2006
	9.843591	10.459906	6.26%	0	2005
	8.650582	9.843591	13.79%	0	2004
	6.528071	8.650582	32.51%	0	2003
	8.976890	6.528071	-27.28%	0	2002
	9.326865	8.976890	-3.75%	0	2001

Neuberger Berman Partners Fund: Trust Class	14.105146	15.205345	7.80%	0	2007
	12.712509	14.105146	10.95%	0	2006
	10.993588	12.712509	15.64%	0	2005
	9.410688	10.993588	16.82%	0	2004
	7.067498	9.410688	33.15%	0	2003
	9.589358	7.067498	-26.30%	0	2002
	10.099101	9.589358	-5.05%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Socially Responsive Fund: Trust Class	13.295848	14.002664	5.32%	0	2007
	11.859845	13.295848	12.11%	0	2006
	11.244890	11.859845	5.47%	0	2005
	10.000000	11.244890	12.45%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.108906	9.053538	11.65%	0	2007
	7.684678	8.108906	5.52%	0	2006
	7.477950	7.684678	2.76%	0	2005
	7.156775	7.477950	4.49%	0	2004
	5.632456	7.156775	27.06%	0	2003
	7.782281	5.632456	-27.62%	0	2002
	9.083090	7.782281	-14.32%	0	2001

Oppenheimer Champion Income Fund: Class A	12.937290	12.683636	-1.96%	0	2007
	12.070702	12.937290	7.18%	0	2006
	11.979389	12.070702	0.76%	0	2005
	11.175943	11.979389	7.19%	0	2004
	10.000000	11.175943	11.76%	0	2003*

Oppenheimer Global Fund: Class A	13.135915	13.660779	4.00%	0	2007
	11.401375	13.135915	15.21%	0	2006
	10.204116	11.401375	11.73%	0	2005
	8.760645	10.204116	16.48%	0	2004
	6.238359	8.760645	40.43%	0	2003
	8.196001	6.238359	-23.89%	0	2002
	9.468698	8.196001	-13.44%	0	2001

Oppenheimer Strategic Income Fund: Class A	14.382323	15.416764	7.19%	0	2007
	13.607593	14.382323	5.69%	0	2006
	13.310273	13.607593	2.23%	0	2005
	12.371445	13.310273	7.59%	0	2004
	10.539588	12.371445	17.38%	0	2003
	10.050240	10.539588	4.87%	0	2002
	9.887947	10.050240	1.64%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.833818	15.439925	4.09%	0	2007
	12.872847	14.833818	15.23%	0	2006
	11.499389	12.872847	11.94%	0	2005
	10.000000	11.499389	14.99%	202	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.958005	13.806867	6.55%	0	2007
	12.754354	12.958005	1.60%	0	2006
	12.690004	12.754354	0.51%	0	2005
	12.355714	12.690004	2.71%	0	2004
	11.981854	12.355714	3.12%	0	2003
	11.134083	11.981854	7.61%	0	2002
	10.411287	11.134083	6.94%	0	2001

Putnam International Equity Fund: Class A	20.007479	21.285611	6.39%	0	2007
	15.895061	20.007479	25.87%	0	2006
	14.384828	15.895061	10.50%	0	2005
	12.608888	14.384828	14.08%	0	2004
	10.000000	12.608888	26.09%	0	2003*

Putnam Voyager Fund: Class A	12.870594	13.300344	3.34%	0	2007
	12.460860	12.870594	3.29%	0	2006
	12.033537	12.460860	3.55%	0	2005
	11.699338	12.033537	2.86%	0	2004
	10.000000	11.699338	16.99%	0	2003*

Templeton Foreign Fund: Class A	16.024683	18.438773	15.06%	0	2007
	13.612680	16.024683	17.72%	0	2006
	12.535564	13.612680	8.59%	0	2005
	10.810603	12.535564	15.96%	0	2004
	8.439003	10.810603	28.10%	0	2003
	9.411721	8.439003	-10.34%	0	2002
	10.415397	9.411721	-9.64%	0	2001

Van Kampen Growth and Income Fund: Class A	16.959256	17.068473	0.64%	0	2007
	14.893670	16.959256	13.87%	0	2006
	13.809912	14.893670	7.85%	0	2005
	12.348691	13.809912	11.83%	210	2004
	10.000000	12.348691	23.49%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.934735	21.537808	20.09%	0	2007
	16.762502	17.934735	6.99%	0	2006
	14.520485	16.762502	15.44%	0	2005
	12.223793	14.520485	18.79%	0	2004
	10.000000	12.223793	22.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.287878	21.325861	-18.88%	0	2007
	19.485335	26.287878	34.91%	0	2006
	17.025178	19.485335	14.45%	0	2005
	12.691351	17.025178	34.15%	0	2004
	10.000000	12.691351	26.91%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.540235	16.423335	5.68%	0	2007
	14.913073	15.540235	4.21%	0	2006
	13.520570	14.913073	10.30%	0	2005
	12.162560	13.520570	11.17%	0	2004
	10.000000	12.162560	21.63%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.352584	14.407181	7.90%	0	2007
	11.797146	13.352584	13.18%	0	2006
	10.730317	11.797146	9.94%	0	2005
	9.942428	10.730317	7.92%	0	2004
	7.303326	9.942428	36.14%	0	2003
	9.216486	7.303326	-20.76%	0	2002
	9.553956	9.216486	-3.53%	0	2001

Wells Fargo Advantage Growth Fund: Investor Class	12.389256	15.493014	25.05%	0	2007
	11.716658	12.389256	5.74%	0	2006
	10.951917	11.716658	6.98%	0	2005
	9.912718	10.951917	10.48%	0	2004
	10.000000	9.912718	-0.87%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.465679	7.491042	0.34%	350	2007
	6.591661	7.465679	13.26%	360	2006
	6.839582	6.591661	-3.62%	339	2005
	6.400174	6.839582	6.87%	331	2004
	5.239891	6.400174	22.14%	316	2003
	6.829877	5.239891	-23.28%	0	2002
	8.706379	6.829877	-21.55%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.342744	14.369492	16.42%	0	2007
	11.051451	12.342744	11.68%	0	2006
	10.000000	11.051451	10.51%	0	2005*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.114102	11.169360	0.50%	0	2007
	10.236838	11.114102	8.57%	0	2006
	10.000000	10.236838	2.37%	0	2005*

AIM Dynamics Fund: Investor Class	6.823284	7.519319	10.20%	0	2007
	5.968513	6.823284	14.32%	0	2006
	5.512444	5.968513	8.27%	0	2005
	5.019820	5.512444	9.81%	0	2004
	3.700534	5.019820	35.65%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.152830	11.092740	9.26%	0	2007
	10.000000	10.152830	1.53%	0	2006*

American Century Growth: Investor Class	6.592027	7.693633	16.71%	0	2007
	6.224874	6.592027	5.90%	0	2006
	6.052128	6.224874	2.85%	0	2005
	5.613215	6.052128	7.82%	0	2004
	4.599121	5.613215	22.05%	0	2003

American Century Income & Growth: Advisor Class	10.356417	10.104061	-2.44%	492	2007
	9.033025	10.356417	14.65%	416	2006
	8.808485	9.033025	2.55%	364	2005
	7.966267	8.808485	10.57%	98	2004
	6.278804	7.966267	26.88%	101	2003

American Century International Growth Fund: Class A	9.195374	10.544186	14.67%	0	2007
	7.515655	9.195374	22.35%	0	2006
	6.775878	7.515655	10.92%	0	2005
	6.004065	6.775878	12.85%	0	2004
	4.891888	6.004065	22.74%	160	2003

American Century Short Term Government: Investor Class	11.363558	11.856502	4.34%	74	2007
	11.136934	11.363558	2.03%	72	2006
	11.166263	11.136934	-0.26%	54	2005
	11.307996	11.166263	-1.25%	41	2004
	11.399901	11.307996	-0.81%	31	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.405750	7.654849	19.50%	0	2007
	6.751181	6.405750	-5.12%	0	2006
	6.738839	6.751181	0.18%	0	2005
	6.205664	6.738839	8.59%	0	2004
	5.027338	6.205664	23.44%	3	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.229159	17.612329	15.65%	156	2007
	12.432094	15.229159	22.50%	167	2006
	11.216941	12.432094	10.83%	149	2005
	10.000000	11.216941	12.17%	35	2004*

Dreyfus Appreciation Fund, Inc.	10.068982	10.522896	4.51%	86	2007
	8.827868	10.068982	14.06%	90	2006
	8.640649	8.827868	2.17%	75	2005
	8.343217	8.640649	3.56%	429	2004
	7.064419	8.343217	18.10%	426	2003

Dreyfus Emerging Leaders Fund	12.218878	10.674855	-12.64%	0	2007
	11.632675	12.218878	5.04%	0	2006
	10.860958	11.632675	7.11%	0	2005
	9.692029	10.860958	12.06%	0	2004
	7.082980	9.692029	36.84%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.533109	10.860004	3.10%	0	2007
	9.802684	10.533109	7.45%	0	2006
	10.125767	9.802684	-3.19%	0	2005
	10.000000	10.125767	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.209798	6.551473	5.50%	0	2007
	5.806725	6.209798	6.94%	0	2006
	5.720570	5.806725	1.51%	0	2005
	5.505073	5.720570	3.91%	0	2004
	4.458100	5.505073	23.48%	0	2003

Federated Bond Fund: Class F Shares	13.796567	14.216926	3.05%	44	2007
	13.289068	13.796567	3.82%	44	2006
	13.295396	13.289068	-0.05%	44	2005
	12.692199	13.295396	4.75%	44	2004
	11.462628	12.692199	10.73%	81	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	9.770874	9.761626	-0.09%	0	2007
	8.118438	9.770874	20.35%	0	2006
	8.033037	8.118438	1.06%	0	2005
	7.248274	8.033037	10.83%	0	2004
	5.961401	7.248274	21.59%	0	2003

Federated High Yield Trust	12.567881	12.716502	1.18%	193	2007
	11.519263	12.567881	9.10%	151	2006
	11.463304	11.519263	0.49%	101	2005
	10.467870	11.463304	9.51%	0	2004
	8.688182	10.467870	20.48%	1	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.559486	13.028051	3.73%	5	2007
	12.274934	12.559486	2.32%	2	2006
	12.260217	12.274934	0.12%	22	2005
	12.107657	12.260217	1.26%	0	2004
	11.639242	12.107657	4.02%	0	2003

Fidelity Advisor Balanced Fund: Class A	11.018672	11.726223	6.42%	0	2007
	10.071489	11.018672	9.40%	0	2006
	9.750876	10.071489	3.29%	0	2005
	9.449272	9.750876	3.19%	0	2004
	8.171696	9.449272	15.63%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	6.786242	8.408110	23.90%	0	2007
	6.492436	6.786242	4.53%	0	2006
	6.279856	6.492436	3.39%	0	2005
	6.224341	6.279856	0.89%	0	2004
	4.804047	6.224341	29.56%	0	2003

Fidelity Advisor Equity Income Fund: Class A	14.680338	14.913896	1.59%	345	2007
	12.781590	14.680338	14.86%	291	2006
	12.241823	12.781590	4.41%	258	2005
	11.129853	12.241823	9.99%	68	2004
	8.811685	11.129853	26.31%	71	2003

Fidelity Advisor Growth Opportunities Fund: Class A	7.827459	9.448924	20.72%	202	2007
	7.596657	7.827459	3.04%	199	2006
	7.128094	7.596657	6.29%	162	2005
	6.785477	7.128094	5.05%	148	2004
	5.345586	6.785477	26.94%	91	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	15.172447	15.213900	0.27%	26	2007
	13.379005	15.172447	13.40%	26	2006
	13.035972	13.379005	2.63%	20	2005
	11.569661	13.035972	12.67%	20	2004
	8.210991	11.569661	40.90%	15	2003

Fidelity Advisor Overseas Fund: Class A	11.546385	13.253801	14.79%	138	2007
	9.894211	11.546385	16.70%	138	2006
	8.822477	9.894211	12.15%	138	2005
	7.958556	8.822477	10.86%	138	2004
	5.621415	7.958556	41.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.800306	16.994351	14.82%	0	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	22.059505	20.911500	-5.20%	0	2007
	19.325398	22.059505	14.15%	0	2006
	17.761654	19.325398	8.80%	0	2005
	14.449111	17.761654	22.93%	0	2004
	11.366643	14.449111	27.12%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	17.096974	17.268658	1.00%	290	2007
	14.771525	17.096974	15.74%	295	2006
	13.690185	14.771525	7.90%	256	2005
	12.295762	13.690185	11.34%	272	2004
	9.933114	12.295762	23.79%	150	2003

Franklin Small-Mid Cap Growth Fund: Class A	7.830107	8.576886	9.54%	31	2007
	7.423105	7.830107	5.48%	30	2006
	6.844624	7.423105	8.45%	27	2005
	6.172401	6.844624	10.89%	63	2004
	4.569957	6.172401	35.06%	79	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.778401	16.735247	13.24%	0	2007
	12.402111	14.778401	19.16%	0	2006
	11.478526	12.402111	8.05%	0	2005
	10.000000	11.478526	14.79%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.388895	11.688054	2.63%	0	2007
	10.342059	11.388895	10.12%	0	2006
	10.280412	10.342059	0.60%	0	2005
	9.659298	10.280412	6.43%	0	2004
	8.315103	9.659298	16.17%	0	2003

Janus Adviser Balanced Fund: I Shares	11.362484	12.243163	7.75%	0	2007
	10.491306	11.362484	8.30%	0	2006
	9.932477	10.491306	5.63%	0	2005
	9.338865	9.932477	6.36%	6	2004
	8.350173	9.338865	11.84%	3	2003

Janus Adviser International Growth Fund: I Shares	14.034382	17.365447	23.74%	52	2007
	9.891038	14.034382	41.89%	52	2006
	7.653473	9.891038	29.24%	52	2005
	6.509419	7.653473	17.58%	52	2004
	4.923207	6.509419	32.22%	0	2003

Janus Adviser Worldwide Fund: I Shares	7.323946	7.824713	6.84%	62	2007
	6.384357	7.323946	14.72%	62	2006
	6.135308	6.384357	4.06%	90	2005
	5.971494	6.135308	2.74%	292	2004
	4.955552	5.971494	20.50%	509	2003

Janus Fund	5.999207	6.780386	13.02%	143	2007
	5.529511	5.999207	8.49%	152	2006
	5.420561	5.529511	2.01%	132	2005
	5.278166	5.420561	2.70%	180	2004
	4.085043	5.278166	29.21%	184	2003

Janus Twenty Fund	6.251146	8.335596	33.35%	854	2007
	5.674051	6.251146	10.17%	882	2006
	5.285716	5.674051	7.35%	764	2005
	4.348937	5.285716	21.54%	819	2004
	3.537769	4.348937	22.93%	605	2003

Janus Worldwide Fund	6.509049	6.974142	7.15%	0	2007
	5.627489	6.509049	15.67%	0	2006
	5.419591	5.627489	3.84%	0	2005
	5.234748	5.419591	3.53%	0	2004
	4.295116	5.234748	21.88%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard U.S. Small Cap Equity Portfolio: Open Shares	17.821631	16.327031	-8.39%	294	2007
	15.556833	17.821631	14.56%	291	2006
	15.258029	15.556833	1.96%	243	2005
	13.536806	15.258029	12.72%	236	2004
	9.958531	13.536806	35.93%	164	2003

Nationwide Bond Fund: Class D	13.538910	14.090805	4.08%	70	2007
	13.219097	13.538910	2.42%	72	2006
	13.066039	13.219097	1.17%	52	2005
	12.705638	13.066039	2.84%	64	2004
	12.173950	12.705638	4.37%	45	2003

Nationwide Bond Index Fund: Class A	12.392516	12.923354	4.28%	0	2007
	12.175556	12.392516	1.78%	0	2006
	12.183286	12.175556	-0.06%	0	2005
	11.972408	12.183286	1.76%	0	2004
	11.828636	11.972408	1.22%	0	2003

Nationwide Government Bond Fund: Class D	13.120240	13.865908	5.68%	195	2007
	12.876756	13.120240	1.89%	190	2006
	12.770907	12.876756	0.83%	154	2005
	12.586978	12.770907	1.46%	128	2004
	12.591867	12.586978	-0.04%	126	2003

Nationwide Growth Fund: Class A	11.643395	13.623164	17.00%	0	2007
	11.196533	11.643395	3.99%	0	2006
	10.755352	11.196533	4.10%	0	2005
	10.170923	10.755352	5.75%	0	2004
	10.000000	10.170923	1.71%	0	2003*

Nationwide Growth Fund: Class D	5.473749	6.421503	17.31%	0	2007
	5.248255	5.473749	4.30%	0	2006
	5.020606	5.248255	4.53%	0	2005
	4.733803	5.020606	6.06%	0	2004
	3.627445	4.733803	30.50%	0	2003

Nationwide International Index Fund: Class A	12.729640	13.754771	8.05%	13	2007
	10.327962	12.729640	23.25%	13	2006
	9.273966	10.327962	11.37%	13	2005
	7.935001	9.273966	16.87%	28	2004
	5.902573	7.935001	34.43%	52	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	15.789388	15.098994	-4.37%	0	2007
	13.296487	15.789388	18.75%	0	2006
	12.585369	13.296487	5.24%	0	2005
	11.070446	12.585369	13.68%	0	2004
	8.814083	11.070446	25.60%	2	2003

Nationwide Mid Cap Market Index Fund: Class A	13.780593	14.496282	5.19%	16	2007
	12.819487	13.780593	7.50%	14	2006
	11.685393	12.819487	9.71%	11	2005
	10.305897	11.685393	13.39%	8	2004
	7.817383	10.305897	31.83%	6	2003

Nationwide Money Market Fund: Service Class	10.350756	10.635324	2.75%	539	2007
	10.108024	10.350756	2.40%	502	2006
	10.045360	10.108024	0.62%	370	2005
	10.171130	10.045360	-1.24%	207	2004
	10.316209	10.171130	-1.41%	74	2003

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.319072	11.696376	3.33%	0	2007
	10.872860	11.319072	4.10%	0	2006
	10.739466	10.872860	1.24%	0	2005
	10.448994	10.739466	2.78%	0	2004
	9.894456	10.448994	5.60%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.492781	11.925676	3.77%	0	2007
	10.797218	11.492781	6.44%	0	2006
	10.541484	10.797218	2.43%	0	2005
	10.036871	10.541484	5.03%	0	2004
	9.011805	10.036871	11.37%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.473230	11.880149	3.55%	150	2007
	10.499357	11.473230	9.28%	99	2006
	10.153583	10.499357	3.41%	44	2005
	9.459433	10.153583	7.34%	0	2004
	8.055002	9.459433	17.44%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.560005	12.039691	4.15%	151	2007
	10.296201	11.560005	12.27%	101	2006
	9.805089	10.296201	5.01%	45	2005
	8.916378	9.805089	9.97%	0	2004
	7.195625	8.916378	23.19%	0	2003

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.504131	11.949110	3.87%	0	2007
	10.037371	11.504131	14.61%	0	2006
	9.486866	10.037371	5.80%	0	2005
	8.482637	9.486866	11.84%	0	2004
	6.565835	8.482637	29.19%	0	2003

Nationwide S&P 500® Index Fund: Service Class	9.112067	9.363079	2.75%	0	2007
	8.065661	9.112067	12.97%	0	2006
	7.886761	8.065661	2.27%	0	2005
	7.289064	7.886761	8.20%	0	2004
	5.814411	7.289064	25.36%	0	2003

Nationwide Small Cap Fund: Class A	21.107263	19.453644	-7.83%	0	2007
	16.657701	21.107263	26.71%	0	2006
	13.859332	16.657701	20.19%	0	2005
	11.233183	13.859332	23.38%	0	2004
	7.736170	11.233183	45.20%	0	2003

Nationwide Small Cap Index Fund: Class A	14.184497	13.576716	-4.28%	0	2007
	12.336992	14.184497	14.98%	0	2006
	12.052058	12.336992	2.36%	0	2005
	10.432624	12.052058	15.52%	0	2004
	7.311781	10.432624	42.68%	0	2003

Nationwide Value Opportunities Fund: Class A	16.391031	14.849673	-9.40%	0	2007
	14.177989	16.391031	15.61%	0	2006
	13.394447	14.177989	5.85%	0	2005
	12.039906	13.394447	11.25%	0	2004
	8.978300	12.039906	34.10%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.530174	11.145651	5.84%	0	2007
	9.428309	10.530174	11.69%	0	2006
	8.951381	9.428309	5.33%	0	2005
	8.312430	8.951381	7.69%	0	2004
	6.666620	8.312430	24.69%	0	2003

Neuberger Berman Genesis Fund: Trust Class	22.254378	26.588814	19.48%	19	2007
	21.149640	22.254378	5.22%	24	2006
	18.536339	21.149640	14.10%	21	2005
	15.921432	18.536339	16.42%	32	2004
	12.327366	15.921432	29.16%	38	2003

Neuberger Berman Guardian Fund: Trust Class	11.594696	12.213066	5.33%	0	2007
	10.429773	11.594696	11.17%	0	2006
	9.820204	10.429773	6.21%	0	2005
	8.634421	9.820204	13.73%	0	2004
	6.519194	8.634421	32.45%	0	2003

Neuberger Berman Partners Fund: Trust Class	14.057320	15.146028	7.74%	40	2007
	12.675853	14.057320	10.90%	43	2006
	10.967464	12.675853	15.58%	39	2005
	9.393112	10.967464	16.76%	66	2004
	7.057890	9.393112	33.09%	76	2003

Neuberger Berman Socially Responsive Fund: Trust Class	13.277879	13.976580	5.26%	0	2007
	11.849836	13.277879	12.05%	0	2006
	11.241112	11.849836	5.42%	0	2005
	10.000000	11.241112	12.41%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.083167	9.020178	11.59%	0	2007
	7.664179	8.083167	5.47%	0	2006
	7.461790	7.664179	2.71%	0	2005
	7.144953	7.461790	4.43%	0	2004
	5.626009	7.144953	27.00%	0	2003

Oppenheimer Champion Income Fund: Class A	12.913152	12.653485	-2.01%	0	2007
	12.054303	12.913152	7.12%	0	2006
	11.969194	12.054303	0.71%	0	2005
	11.172123	11.969194	7.13%	0	2004
	10.000000	11.172123	11.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Global Fund: Class A	13.091385	13.607486	3.94%	255	2007
	11.368491	13.091385	15.15%	255	2006
	10.179863	11.368491	11.68%	263	2005
	8.744270	10.179863	16.42%	345	2004
	6.229871	8.744270	40.36%	330	2003

Oppenheimer Strategic Income Fund: Class A	14.336659	15.359944	7.14%	0	2007
	13.571284	14.336659	5.64%	0	2006
	13.281507	13.571284	2.18%	0	2005
	12.350997	13.281507	7.53%	0	2004
	10.527530	12.350997	17.32%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.813778	15.411159	4.03%	187	2007
	12.861990	14.813778	15.17%	193	2006
	11.495518	12.861990	11.89%	146	2005
	10.000000	11.495518	14.96%	95	2004*

PIMCO Total Return Fund: Class A	12.916811	13.755922	6.50%	0	2007
	12.720269	12.916811	1.55%	0	2006
	12.662522	12.720269	0.46%	0	2005
	12.335238	12.662522	2.65%	9	2004
	11.968095	12.335238	3.07%	4	2003

Putnam International Equity Fund: Class A	19.970208	21.235075	6.33%	0	2007
	15.873505	19.970208	25.81%	0	2006
	14.372614	15.873505	10.44%	0	2005
	12.604590	14.372614	14.03%	0	2004
	10.000000	12.604590	26.05%	0	2003*

Putnam Voyager Fund: Class A	12.846605	13.268743	3.29%	0	2007
	12.443969	12.846605	3.24%	0	2006
	12.023326	12.443969	3.50%	0	2005
	11.695364	12.023326	2.80%	0	2004
	10.000000	11.695364	16.95%	0	2003*

Templeton Foreign Fund: Class A	15.970356	18.366856	15.01%	0	2007
	13.573427	15.970356	17.66%	0	2006
	12.505765	13.573427	8.54%	0	2005
	10.790393	12.505765	15.90%	0	2004
	8.427520	10.790393	28.04%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Growth and Income Fund: Class A	16.927653	17.027945	0.59%	52	2007
	14.873475	16.927653	13.81%	35	2006
	13.798196	14.873475	7.79%	16	2005
	12.344497	13.798196	11.78%	0	2004
	10.000000	12.344497	23.44%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.901333	21.486687	20.03%	0	2007
	16.739794	17.901333	6.94%	0	2006
	14.508172	16.739794	15.38%	0	2005
	12.219646	14.508172	18.73%	0	2004
	10.000000	12.219646	22.20%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	26.238886	21.275211	-18.92%	86	2007
	19.458897	26.238886	34.84%	86	2006
	17.010723	19.458897	14.39%	62	2005
	12.687030	17.010723	34.08%	62	2004
	10.000000	12.687030	26.87%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.511270	16.384329	5.63%	0	2007
	14.892852	15.511270	4.15%	0	2006
	13.509101	14.892852	10.24%	0	2005
	12.158431	13.509101	11.11%	0	2004
	10.000000	12.158431	21.58%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.307381	14.351051	7.84%	207	2007
	11.763181	13.307381	13.13%	213	2006
	10.704853	11.763181	9.89%	191	2005
	9.923891	10.704853	7.87%	223	2004
	7.293418	9.923891	36.07%	197	2003

Wells Fargo Advantage Growth Fund: Investor Class	12.369383	15.460250	24.99%	0	2007
	11.703804	12.369383	5.69%	0	2006
	10.945452	11.703804	6.93%	0	2005
	9.911916	10.945452	10.43%	0	2004
	10.000000	9.911916	-0.88%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.441942	7.463401	0.29%	0	2007
	6.574039	7.441942	13.20%	0	2006
	6.824765	6.574039	-3.67%	0	2005
	6.389568	6.824765	6.81%	0	2004
	5.233880	6.389568	22.08%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.331910	14.349532	16.36%	0	2007
	11.047362	12.331910	11.63%	0	2006
	10.000000	11.047362	10.47%	0	2005*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.089342	11.127342	0.34%	20	2007
	10.229629	11.089342	8.40%	20	2006
	10.000000	10.229629	2.30%	20	2005*

AIM Dynamics Fund: Investor Class	6.753978	7.431506	10.03%	0	2007
	5.916912	6.753978	14.15%	0	2006
	5.473132	5.916912	8.11%	0	2005
	4.991661	5.473132	9.65%	0	2004
	3.685412	4.991661	35.44%	0	2003
	5.622942	3.685412	-34.46%	0	2002

AIM Small Cap Growth Fund: Investor Class	10.141501	11.063322	9.09%	0	2007
	10.000000	10.141501	1.42%	0	2006*

American Century Growth: Investor Class	6.525135	7.603875	16.53%	0	2007
	6.171120	6.525135	5.74%	0	2006
	6.009034	6.171120	2.70%	0	2005
	5.581779	6.009034	7.65%	0	2004
	4.580359	5.581779	21.86%	0	2003
	6.330356	4.580359	-27.64%	0	2002

American Century Income & Growth: Advisor Class	10.251385	9.986218	-2.59%	0	2007
	8.955057	10.251385	14.48%	0	2006
	8.745793	8.955057	2.39%	0	2005
	7.921678	8.745793	10.40%	0	2004
	6.253207	7.921678	26.68%	0	2003
	7.940734	6.253207	-21.25%	0	2002

American Century International Growth Fund: Class A	9.102086	10.421175	14.49%	0	2007
	7.450778	9.102086	22.16%	0	2006
	6.727647	7.450778	10.75%	0	2005
	5.970457	6.727647	12.68%	0	2004
	4.871953	5.970457	22.55%	0	2003
	6.177181	4.871953	-21.13%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.248309	11.718214	4.18%	0	2007
	11.040820	11.248309	1.88%	0	2006
	11.086806	11.040820	-0.41%	0	2005
	11.244725	11.086806	-1.40%	0	2004
	11.353472	11.244725	-0.96%	0	2003
	11.014258	11.353472	3.08%	0	2002

American Century Ultra: Investor Class	6.340772	7.565563	19.32%	0	2007
	6.692911	6.340772	-5.26%	0	2006
	6.690873	6.692911	0.03%	0	2005
	6.170936	6.690873	8.43%	0	2004
	5.006845	6.170936	23.25%	0	2003
	6.651355	5.006845	-24.72%	0	2002

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.167411	17.513966	15.47%	0	2007
	12.400583	15.167411	22.31%	0	2006
	11.205590	12.400583	10.66%	0	2005
	10.000000	11.205590	12.06%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.966851	10.400155	4.35%	0	2007
	8.751684	9.966851	13.88%	0	2006
	8.579155	8.751684	2.01%	0	2005
	8.296528	8.579155	3.41%	0	2004
	7.035627	8.296528	17.92%	0	2003
	8.669334	7.035627	-18.84%	0	2002

Dreyfus Emerging Leaders Fund	12.094901	10.550287	-12.77%	0	2007
	11.532236	12.094901	4.88%	0	2006
	10.783614	11.532236	6.94%	0	2005
	9.637744	10.783614	11.89%	0	2004
	7.054087	9.637744	36.63%	0	2003
	9.020680	7.054087	-21.80%	0	2002

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.500411	10.809642	2.94%	0	2007
	9.787167	10.500411	7.29%	0	2006
	10.125174	9.787167	-3.34%	0	2005
	10.000000	10.125174	1.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.146802	6.475046	5.34%	0	2007
	5.756590	6.146802	6.78%	0	2006
	5.679833	5.756590	1.35%	0	2005
	5.474225	5.679833	3.76%	0	2004
	4.439908	5.474225	23.30%	0	2003
	6.418245	4.439908	-30.82%	0	2002

Federated Bond Fund: Class F Shares	13.656653	14.051122	2.89%	45	2007
	13.174385	13.656653	3.66%	45	2006
	13.200794	13.174385	-0.20%	45	2005
	12.621185	13.200794	4.59%	45	2004
	11.415943	12.621185	10.56%	45	2003
	10.899662	11.415943	4.74%	45	2002

Federated Equity Income Fund, Inc.: Class F Shares	9.677974	9.653946	-0.25%	0	2007
	8.053527	9.677974	20.17%	0	2006
	7.980983	8.053527	0.91%	0	2005
	7.212337	7.980983	10.66%	0	2004
	5.940919	7.212337	21.40%	0	2003
	7.527518	5.940919	-21.08%	0	2002

Federated High Yield Trust	12.440266	12.568025	1.03%	0	2007
	11.419710	12.440266	8.94%	0	2006
	11.381589	11.419710	0.33%	0	2005
	10.409167	11.381589	9.34%	0	2004
	8.652691	10.409167	20.30%	0	2003
	8.828418	8.652691	-1.99%	0	2002

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.439962	12.884225	3.57%	0	2007
	12.176686	12.439962	2.16%	0	2006
	12.180660	12.176686	-0.03%	0	2005
	12.047512	12.180660	1.11%	0	2004
	11.599160	12.047512	3.87%	0	2003
	10.873079	11.599160	6.68%	0	2002

Fidelity Advisor Balanced Fund: Class A	10.906908	11.589422	6.26%	0	2007
	9.984563	10.906908	9.24%	0	2006
	9.681477	9.984563	3.13%	0	2005
	9.396381	9.681477	3.03%	0	2004
	8.138388	9.396381	15.46%	0	2003
	9.110334	8.138388	-10.67%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Growth Fund: Class A	6.721689	8.315320	23.71%	0	2007
	6.440508	6.721689	4.37%	0	2006
	6.239148	6.440508	3.23%	0	2005
	6.193465	6.239148	0.74%	0	2004
	4.787520	6.193465	29.37%	0	2003
	7.035912	4.787520	-31.96%	0	2002

Fidelity Advisor Equity Income Fund: Class A	14.531471	14.739964	1.43%	0	2007
	12.671289	14.531471	14.68%	0	2006
	12.154704	12.671289	4.25%	0	2005
	11.067560	12.154704	9.82%	0	2004
	8.775783	11.067560	26.11%	0	2003
	10.603630	8.775783	-17.24%	0	2002

Fidelity Advisor Growth Opportunities Fund: Class A	7.748037	9.338669	20.53%	0	2007
	7.531076	7.748037	2.88%	0	2006
	7.077338	7.531076	6.13%	0	2005
	6.747475	7.077338	4.89%	0	2004
	5.323784	6.747475	26.74%	0	2003
	6.998780	5.323784	-23.93%	0	2002

Fidelity Advisor High Income Advantage Fund: Class T	15.018612	15.036485	0.12%	0	2007
	13.263578	15.018612	13.23%	0	2006
	12.943231	13.263578	2.48%	0	2005
	11.504945	12.943231	12.50%	0	2004
	8.177545	11.504945	40.69%	0	2003
	8.699121	8.177545	-6.00%	0	2002

Fidelity Advisor Overseas Fund: Class A	11.436632	13.107634	14.61%	0	2007
	9.815128	11.436632	16.52%	0	2006
	8.765311	9.815128	11.98%	0	2005
	7.919100	8.765311	10.69%	0	2004
	5.602097	7.919100	41.36%	0	2003
	7.161288	5.602097	-21.77%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.740282	16.899403	14.65%	0	2007
	12.772696	14.740282	15.40%	0	2006
	10.981123	12.772696	16.32%	0	2005
	10.000000	10.981123	9.81%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	21.849915	20.680955	-5.35%	0	2007
	19.171018	21.849915	13.97%	0	2006
	17.646654	19.171018	8.64%	0	2005
	14.377526	17.646654	22.74%	0	2004
	11.327638	14.377526	26.92%	0	2003
	12.298247	11.327638	-7.89%	0	2002

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	16.923613	17.067275	0.85%	0	2007
	14.644064	16.923613	15.57%	0	2006
	13.592774	14.644064	7.73%	0	2005
	12.226967	13.592774	11.17%	0	2004
	9.892645	12.226967	23.60%	0	2003
	11.373411	9.892645	-13.02%	0	2002

Franklin Small-Mid Cap Growth Fund: Class A	7.750641	8.476789	9.37%	0	2007
	7.359002	7.750641	5.32%	0	2006
	6.795871	7.359002	8.29%	0	2005
	6.137825	6.795871	10.72%	0	2004
	4.551305	6.137825	34.86%	0	2003
	6.598659	4.551305	-31.03%	0	2002

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.718460	16.641751	13.07%	0	2007
	12.370668	14.718460	18.98%	0	2006
	11.466910	12.370668	7.88%	0	2005
	10.000000	11.466910	14.67%	0	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.295017	11.573906	2.47%	0	2007
	10.272468	11.295017	9.95%	0	2006
	10.226824	10.272468	0.45%	0	2005
	9.623656	10.226824	6.27%	0	2004
	8.297089	9.623656	15.99%	0	2003
	9.660312	8.297089	-14.11%	0	2002

Janus Adviser Balanced Fund: I Shares	11.254513	12.108181	7.59%	0	2007
	10.407475	11.254513	8.14%	0	2006
	9.868160	10.407475	5.47%	0	2005
	9.292581	9.868160	6.19%	0	2004
	8.321505	9.292581	11.67%	0	2003
	9.093070	8.321505	-8.49%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: I Shares	13.900970	17.173955	23.55%	0	2007
	9.811960	13.900970	41.67%	0	2006
	7.603870	9.811960	29.04%	0	2005
	6.477127	7.603870	17.40%	0	2004
	4.906278	6.477127	32.02%	0	2003
	6.734620	4.906278	-27.15%	0	2002

Janus Adviser Worldwide Fund: I Shares	7.254300	7.738389	6.67%	0	2007
	6.333300	7.254300	14.54%	0	2006
	6.095542	6.333300	3.90%	0	2005
	5.941871	6.095542	2.59%	0	2004
	4.938520	5.941871	20.32%	0	2003
	6.813682	4.938520	-27.52%	0	2002

Janus Fund	5.938297	6.701236	12.85%	9	2007
	5.481730	5.938297	8.33%	9	2006
	5.381922	5.481730	1.85%	9	2005
	5.248567	5.381922	2.54%	9	2004
	4.068352	5.248567	29.01%	9	2003
	5.734088	4.068352	-29.05%	9	2002

Janus Twenty Fund	6.187731	8.238358	33.14%	0	2007
	5.625072	6.187731	10.00%	0	2006
	5.248088	5.625072	7.18%	0	2005
	4.324587	5.248088	21.35%	0	2004
	3.523338	4.324587	22.74%	0	2003
	4.734450	3.523338	-25.58%	0	2002

Janus Worldwide Fund	6.442991	6.892754	6.98%	0	2007
	5.578881	6.442991	15.49%	0	2006
	5.380975	5.578881	3.68%	0	2005
	5.205417	5.380975	3.37%	0	2004
	4.277587	5.205417	21.69%	0	2003
	5.902882	4.277587	-27.53%	0	2002

Lazard U.S. Small Cap Equity Portfolio: Open Shares	17.640945	16.136636	-8.53%	0	2007
	15.422618	17.640945	14.38%	0	2006
	15.149481	15.422618	1.80%	0	2005
	13.461080	15.149481	12.54%	0	2004
	9.917963	13.461080	35.72%	0	2003
	12.322030	9.917963	-19.51%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Fund: Class D	13.401443	13.926289	3.92%	13	2007
	13.104861	13.401443	2.26%	13	2006
	12.972907	13.104861	1.02%	13	2005
	12.634393	12.972907	2.68%	13	2004
	12.124223	12.634393	4.21%	13	2003
	11.328099	12.124223	7.03%	13	2002

Nationwide Bond Index Fund: Class A	12.274590	12.780698	4.12%	0	2007
	12.078113	12.274590	1.63%	0	2006
	12.104238	12.078113	-0.22%	0	2005
	11.912945	12.104238	1.61%	0	2004
	11.787911	11.912945	1.06%	0	2003
	10.995126	11.787911	7.21%	0	2002

Nationwide Government Bond Fund: Class D	12.987233	13.704245	5.52%	0	2007
	12.765681	12.987233	1.74%	0	2006
	12.680070	12.765681	0.68%	0	2005
	12.516580	12.680070	1.31%	0	2004
	12.540621	12.516580	-0.19%	0	2003
	11.536340	12.540621	8.71%	0	2002

Nationwide Growth Fund: Class A	11.589610	13.539394	16.82%	0	2007
	11.161816	11.589610	3.83%	0	2006
	10.738378	11.161816	3.94%	0	2005
	10.170413	10.738378	5.58%	0	2004
	10.000000	10.170413	1.70%	0	2003*

Nationwide Growth Fund: Class D	5.418186	6.346549	17.13%	0	2007
	5.202919	5.418186	4.14%	0	2006
	4.984838	5.202919	4.37%	0	2005
	4.707280	4.984838	5.90%	0	2004
	3.612631	4.707280	30.30%	0	2003
	5.173264	3.612631	-30.17%	0	2002

Nationwide International Index Fund: Class A	12.608663	13.603108	7.89%	0	2007
	10.245434	12.608663	23.07%	0	2006
	9.213898	10.245434	11.20%	0	2005
	7.895665	9.213898	16.70%	0	2004
	5.882289	7.895665	34.23%	0	2003
	7.297246	5.882289	-19.39%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	15.629323	14.922934	-4.52%	0	2007
	13.181784	15.629323	18.57%	0	2006
	12.495843	13.181784	5.08%	0	2005
	11.008520	12.495843	13.51%	0	2004
	8.778178	11.008520	25.41%	0	2003
	10.395238	8.778178	-15.56%	0	2002

Nationwide Mid Cap Market Index Fund: Class A	13.649611	14.336419	5.03%	0	2007
	12.717037	13.649611	7.33%	0	2006
	11.609697	12.717037	9.54%	0	2005
	10.254808	11.609697	13.21%	0	2004
	7.790530	10.254808	31.63%	0	2003
	9.387696	7.790530	-17.01%	0	2002

Nationwide Money Market Fund: Service Class	10.245654	10.511147	2.59%	0	2007
	10.020668	10.245654	2.25%	0	2006
	9.973752	10.020668	0.47%	0	2005
	10.114090	9.973752	-1.39%	0	2004
	10.274067	10.114090	-1.56%	0	2003
	10.384761	10.274067	-1.07%	0	2002

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.211536	11.567456	3.17%	0	2007
	10.785996	11.211536	3.95%	0	2006
	10.669933	10.785996	1.09%	0	2005
	10.397236	10.669933	2.62%	0	2004
	9.860518	10.397236	5.44%	0	2003
	10.014878	9.860518	-1.54%	0	2002

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.383568	11.794181	3.61%	0	2007
	10.710942	11.383568	6.28%	0	2006
	10.473222	10.710942	2.27%	0	2005
	9.987153	10.473222	4.87%	0	2004
	8.980879	9.987153	11.20%	0	2003
	9.574813	8.980879	-6.20%	0	2002

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.364207	11.749163	3.39%	0	2007
	10.415462	11.364207	9.11%	0	2006
	10.087836	10.415462	3.25%	0	2005
	9.412559	10.087836	7.17%	0	2004
	8.027354	9.412559	17.26%	0	2003
	9.061002	8.027354	-11.41%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.450128	11.906936	3.99%	0	2007
	10.213908	11.450128	12.10%	0	2006
	9.741567	10.213908	4.85%	0	2005
	8.872171	9.741567	9.80%	0	2004
	7.170907	8.872171	23.72%	0	2003
	8.556232	7.170907	-16.19%	0	2002

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.394786	11.817332	3.71%	0	2007
	9.957155	11.394786	14.44%	0	2006
	9.425408	9.957155	5.64%	0	2005
	8.440584	9.425408	11.67%	0	2004
	6.543273	8.440584	29.00%	0	2003
	8.186779	6.543273	-20.08%	0	2002

Nationwide S&P 500® Index Fund: Service Class	9.019662	9.253883	2.60%	13	2007
	7.996060	9.019662	12.80%	13	2006
	7.830643	7.996060	2.11%	13	2005
	7.248275	7.830643	8.03%	13	2004
	5.790721	7.248275	25.17%	13	2003
	7.645526	5.790721	-24.26%	13	2002

Nationwide Small Cap Fund: Class A	20.893264	19.226785	-7.98%	0	2007
	16.513978	20.893264	26.52%	0	2006
	13.760712	16.513978	20.01%	0	2005
	11.170323	13.760712	23.19%	0	2004
	7.704634	11.170323	44.98%	0	2003
	9.657238	7.704634	-20.22%	0	2002

Nationwide Small Cap Index Fund: Class A	14.049708	13.427014	-4.43%	0	2007
	12.238424	14.049708	14.80%	0	2006
	11.973995	12.238424	2.21%	0	2005
	10.380905	11.973995	15.35%	0	2004
	7.286644	10.380905	42.46%	0	2003
	9.409622	7.286644	-22.56%	0	2002

Nationwide Value Opportunities Fund: Class A	16.235247	14.685916	-9.54%	0	2007
	14.064686	16.235247	15.43%	0	2006
	13.307694	14.064686	5.69%	0	2005
	11.980236	13.307694	11.08%	0	2004
	8.947455	11.980236	33.90%	0	2003
	10.666996	8.947455	-16.12%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Fund: Class D	10.423335	11.015618	5.68%	0	2007
	9.346895	10.423335	11.52%	0	2006
	8.887635	9.346895	5.17%	0	2005
	8.265871	8.887635	7.52%	0	2004
	6.639429	8.265871	24.50%	0	2003
	8.179561	6.639429	-18.83%	0	2002

Neuberger Berman Genesis Fund: Trust Class	22.028790	26.278841	19.29%	0	2007
	20.967231	22.028790	5.06%	0	2006
	18.404510	20.967231	13.92%	0	2005
	15.832398	18.404510	16.25%	0	2004
	12.277171	15.832398	28.96%	0	2003
	12.921109	12.277171	-4.98%	0	2002

Neuberger Berman Guardian Fund: Trust Class	11.477074	12.070582	5.17%	0	2007
	10.339730	11.477074	11.00%	0	2006
	9.750303	10.339730	6.05%	0	2005
	8.586095	9.750303	13.56%	0	2004
	6.492621	8.586095	32.24%	0	2003
	8.946411	6.492621	-27.43%	0	2002

Neuberger Berman Partners Fund: Trust Class	13.914793	14.969401	7.58%	0	2007
	12.566488	13.914793	10.73%	0	2006
	10.889430	12.566488	15.40%	0	2005
	9.340555	10.889430	16.58%	0	2004
	7.029127	9.340555	32.88%	0	2003
	9.556802	7.029127	-26.45%	0	2002

Neuberger Berman Socially Responsive Fund: Trust Class	13.224047	13.898515	5.10%	0	2007
	11.819812	13.224047	11.88%	0	2006
	11.229737	11.819812	5.25%	0	2005
	10.000000	11.229737	12.30%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.006297	8.920664	11.42%	0	2007
	7.602894	8.006297	5.31%	0	2006
	7.413424	7.602894	2.56%	0	2005
	7.109507	7.413424	4.27%	0	2004
	5.606667	7.109507	26.80%	0	2003
	7.762496	5.606667	-27.77%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Champion Income Fund: Class A	12.840917	12.563360	-2.16%	0	2007
	12.005180	12.840917	6.96%	0	2006
	11.938621	12.005180	0.56%	0	2005
	11.160652	11.938621	6.97%	0	2004
	10.000000	11.160652	11.61%	0	2003*

Oppenheimer Global Fund: Class A	12.958646	13.448822	3.78%	0	2007
	11.270400	12.958646	14.98%	0	2006
	10.107418	11.270400	11.51%	0	2005
	8.695328	10.107418	16.24%	0	2004
	6.204472	8.695328	40.15%	0	2003
	8.168159	6.204472	-24.04%	0	2002

Oppenheimer Strategic Income Fund: Class A	14.200396	15.190564	6.97%	0	2007
	13.462825	14.200396	5.48%	0	2006
	13.195483	13.462825	2.03%	0	2005
	12.289796	13.195483	7.37%	0	2004
	10.491406	12.289796	17.14%	0	2003
	10.024722	10.491406	4.66%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.753720	15.325079	3.87%	0	2007
	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

PIMCO Total Return Fund: Class A	12.793894	13.604074	6.33%	0	2007
	12.618464	12.793894	1.39%	0	2006
	12.580364	12.618464	0.30%	0	2005
	12.273973	12.580364	2.50%	0	2004
	11.926892	12.273973	2.91%	0	2003
	11.105642	11.926892	7.39%	0	2002

Putnam International Equity Fund: Class A	19.858650	21.084003	6.17%	0	2007
	15.808920	19.858650	25.62%	0	2006
	14.335995	15.808920	10.27%	0	2005
	12.591724	14.335995	13.85%	0	2004
	10.000000	12.591724	25.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Voyager Fund: Class A	12.774825	13.174319	3.13%	0	2007
	12.393335	12.774825	3.08%	0	2006
	11.992686	12.393335	3.34%	0	2005
	11.683421	11.992686	2.65%	0	2004
	10.000000	11.683421	16.83%	0	2003*

Templeton Foreign Fund: Class A	15.808420	18.152684	14.83%	0	2007
	13.456306	15.808420	17.48%	0	2006
	12.416775	13.456306	8.37%	0	2005
	10.730004	12.416775	15.72%	0	2004
	8.393175	10.730004	27.84%	0	2003
	9.379748	8.393175	-10.52%	0	2002

Van Kampen Growth and Income Fund: Class A	16.833101	16.906797	0.44%	0	2007
	14.812974	16.833101	13.64%	0	2006
	13.763039	14.812974	7.63%	0	2005
	12.331897	13.763039	11.61%	0	2004
	10.000000	12.331897	23.32%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.801330	21.333804	19.84%	0	2007
	16.671704	17.801330	6.78%	0	2006
	14.471207	16.671704	15.21%	0	2005
	12.207173	14.471207	18.55%	0	2004
	10.000000	12.207173	22.07%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	26.092427	21.123901	-19.04%	0	2007
	19.379788	26.092427	34.64%	0	2006
	16.967418	19.379788	14.22%	0	2005
	12.674096	16.967418	33.87%	0	2004
	10.000000	12.674096	26.74%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.424590	16.267715	5.47%	0	2007
	14.832258	15.424590	3.99%	0	2006
	13.474664	14.832258	10.08%	0	2005
	12.146009	13.474664	10.94%	0	2004
	10.000000	12.146009	21.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	13.172378	14.183626	7.68%	0	2007
	11.661625	13.172378	12.95%	0	2006
	10.628635	11.661625	9.72%	0	2005
	9.868320	10.628635	7.70%	0	2004
	7.263673	9.868320	35.86%	0	2003
	9.185189	7.263673	-20.92%	0	2002

Wells Fargo Advantage Growth Fund: Investor Class	12.309819	15.362158	24.80%	0	2007
	11.665244	12.309819	5.53%	0	2006
	10.926052	11.665244	6.77%	0	2005
	9.909507	10.926052	10.26%	0	2004
	10.000000	9.909507	-0.90%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.371185	7.381072	0.13%	0	2007
	6.521468	7.371185	13.03%	0	2006
	6.780527	6.521468	-3.82%	0	2005
	6.357872	6.780527	6.65%	0	2004
	5.215883	6.357872	21.89%	0	2003
	6.812499	5.215883	-23.44%	0	2002

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.299375	14.289677	16.18%	0	2007
	11.035046	12.299375	11.46%	0	2006
	10.000000	11.035046	10.35%	0	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.081102	11.113369	0.29%	0	2007
	10.227235	11.081102	8.35%	0	2006
	10.000000	10.227235	2.27%	0	2005*

AIM Dynamics Fund: Investor Class	8.599349	9.457136	9.98%	0	2007
	7.537411	8.599349	14.09%	0	2006
	6.975632	7.537411	8.05%	0	2005
	6.365219	6.975632	9.59%	0	2004
	4.701915	6.365219	35.38%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.137720	11.053522	9.03%	0	2007
	10.000000	10.137720	1.38%	0	2006*

American Century Growth: Investor Class	8.550644	9.959135	16.47%	0	2007
	8.090842	8.550644	5.68%	0	2006
	7.882344	8.090842	2.65%	0	2005
	7.325632	7.882344	7.60%	0	2004
	6.014423	7.325632	21.80%	0	2003

American Century Income & Growth: Advisor Class	11.837151	11.525031	-2.64%	0	2007
	10.345564	11.837151	14.42%	0	2006
	10.108948	10.345564	2.34%	0	2005
	9.161060	10.108948	10.35%	0	2004
	7.235241	9.161060	26.62%	0	2003

American Century International Growth Fund: Class A	10.592464	12.121314	14.43%	0	2007
	8.675182	10.592464	22.10%	0	2006
	7.837211	8.675182	10.69%	0	2005
	6.958696	7.837211	12.62%	0	2004
	5.681261	6.958696	22.49%	0	2003

American Century Short Term Government: Investor Class	10.680594	11.119698	4.11%	0	2007
	10.489834	10.680594	1.82%	0	2006
	10.539141	10.489834	-0.47%	0	2005
	10.694761	10.539141	-1.46%	0	2004
	10.803874	10.694761	-1.01%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	8.406559	10.025221	19.25%	0	2007
	8.877937	8.406559	-5.31%	0	2006
	8.879758	8.877937	-0.02%	0	2005
	8.193894	8.879758	8.37%	0	2004
	6.651580	8.193894	23.19%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.146877	17.481280	15.41%	0	2007
	12.390106	15.146877	22.25%	0	2006
	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.136556	10.571805	4.29%	0	2007
	8.905229	10.136556	13.83%	0	2006
	8.734112	8.905229	1.96%	0	2005
	8.450677	8.734112	3.35%	0	2004
	7.169996	8.450677	17.86%	0	2003

Dreyfus Emerging Leaders Fund	11.240263	9.799759	-12.82%	0	2007
	10.722812	11.240263	4.83%	0	2006
	10.000000	10.722812	7.23%	0	2005

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.489515	10.792887	2.89%	0	2007
	9.781984	10.489515	7.23%	0	2006
	10.124975	9.781984	-3.39%	0	2005
	10.000000	10.124975	1.25%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.443966	7.837454	5.29%	0	2007
	6.974962	7.443966	6.72%	0	2006
	6.885468	6.974962	1.30%	0	2005
	6.639612	6.885468	3.70%	0	2004
	5.387851	6.639612	23.23%	0	2003

Federated Bond Fund: Class F Shares	13.042845	13.412692	2.84%	0	2007
	12.588654	13.042845	3.61%	0	2006
	12.620321	12.588654	-0.25%	0	2005
	12.072363	12.620321	4.54%	0	2004
	10.925102	12.072363	10.50%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	9.647203	9.618315	-0.30%	0	2007
	8.031995	9.647203	20.11%	0	2006
	7.963701	8.031995	0.86%	0	2005
	7.200391	7.963701	10.60%	0	2004
	5.934101	7.200391	21.34%	0	2003

Federated High Yield Trust	13.499124	13.630758	0.98%	0	2007
	12.398016	13.499124	8.88%	0	2006
	12.362923	12.398016	0.28%	0	2005
	11.312432	12.362923	9.29%	0	2004
	9.408337	11.312432	20.24%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.400332	12.836590	3.52%	0	2007
	12.144077	12.400332	2.11%	0	2006
	12.154230	12.144077	-0.08%	0	2005
	12.027511	12.154230	1.05%	0	2004
	11.585816	12.027511	3.81%	0	2003

Fidelity Advisor Balanced Fund: Class A	11.700170	12.425947	6.20%	0	2007
	10.716197	11.700170	9.18%	0	2006
	10.396195	10.716197	3.08%	0	2005
	10.095214	10.396195	2.98%	0	2004
	8.748125	10.095214	15.40%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	6.700293	8.284607	23.65%	0	2007
	6.423288	6.700293	4.31%	0	2006
	6.225631	6.423288	3.17%	0	2005
	6.183201	6.225631	0.69%	0	2004
	4.782031	6.183201	29.30%	0	2003

Fidelity Advisor Equity Income Fund: Class A	13.227515	13.410409	1.38%	0	2007
	11.540127	13.227515	14.62%	0	2006
	11.075301	11.540127	4.20%	0	2005
	10.089863	11.075301	9.77%	0	2004
	8.004621	10.089863	26.05%	0	2003

Fidelity Advisor Growth Opportunities Fund: Class A	9.540687	11.493442	20.47%	0	2007
	9.278236	9.540687	2.83%	0	2006
	8.723675	9.278236	6.07%	0	2005
	8.321324	8.723675	4.84%	0	2004
	6.568898	8.321324	26.68%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	16.630976	16.642530	0.07%	0	2007
	14.700697	16.630976	13.13%	0	2006
	14.355207	14.700697	2.41%	0	2005
	12.772104	14.355207	12.40%	0	2004
	9.089921	12.772104	40.51%	0	2003

Fidelity Advisor Overseas Fund: Class A	11.400241	13.059210	14.55%	0	2007
	9.788880	11.400241	16.46%	0	2006
	8.746323	9.788880	11.92%	0	2005
	7.905981	8.746323	10.63%	0	2004
	5.595660	7.905981	41.29%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.720344	16.867887	14.59%	0	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	21.780416	20.604594	-5.40%	0	2007
	19.119768	21.780416	13.92%	0	2006
	17.608440	19.119768	8.58%	0	2005
	14.353706	17.608440	22.68%	0	2004
	11.314629	14.353706	26.86%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.576550	15.700715	0.80%	0	2007
	13.485311	15.576550	15.51%	0	2006
	12.523573	13.485311	7.68%	0	2005
	11.270946	12.523573	11.11%	0	2004
	9.123798	11.270946	23.53%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	9.890557	10.811644	9.31%	0	2007
	9.395553	9.890557	5.27%	0	2006
	8.681005	9.395553	8.23%	0	2005
	7.844421	8.681005	10.66%	0	2004
	5.819741	7.844421	34.79%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.698535	16.610689	13.01%	0	2007
	12.360206	14.698535	18.92%	0	2006
	11.463043	12.360206	7.83%	0	2005
	10.000000	11.463043	14.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.263829	11.536024	2.42%	0	2007
	10.249316	11.263829	9.90%	0	2006
	10.208976	10.249316	0.40%	0	2005
	9.611768	10.208976	6.21%	0	2004
	8.291072	9.611768	15.93%	0	2003

Janus Adviser Balanced Fund: I Shares	11.218701	12.063457	7.53%	0	2007
	10.379640	11.218701	8.08%	0	2006
	9.846769	10.379640	5.41%	0	2005
	9.277174	9.846769	6.14%	0	2004
	8.311954	9.277174	11.61%	0	2003

Janus Adviser International Growth Fund: I Shares	13.856749	17.110537	23.48%	0	2007
	9.785723	13.856749	41.60%	0	2006
	7.587404	9.785723	28.97%	0	2005
	6.466407	7.587404	17.34%	0	2004
	4.900656	6.466407	31.95%	0	2003

Janus Adviser Worldwide Fund: I Shares	7.231199	7.709794	6.62%	0	2007
	6.316348	7.231199	14.48%	0	2006
	6.082311	6.316348	3.85%	0	2005
	5.932004	6.082311	2.53%	0	2004
	4.932836	5.932004	20.26%	0	2003

Janus Fund	7.875522	8.882795	12.79%	0	2007
	7.273704	7.875522	8.27%	0	2006
	7.144919	7.273704	1.80%	0	2005
	6.971447	7.144919	2.49%	0	2004
	5.406569	6.971447	28.94%	0	2003

Janus Twenty Fund	9.677353	12.877838	33.07%	0	2007
	8.801853	9.677353	9.95%	0	2006
	8.216143	8.801853	7.13%	0	2005
	6.773814	8.216143	21.29%	0	2004
	5.521590	6.773814	22.68%	0	2003

Janus Worldwide Fund	12.340282	13.194934	6.93%	0	2007
	10.690707	12.340282	15.43%	0	2006
	10.000000	10.690707	6.91%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard U.S. Small Cap Equity Portfolio: Open Shares	17.099463	15.633292	-8.57%	0	2007
	14.956851	17.099463	14.33%	0	2006
	14.699428	14.956851	1.75%	0	2005
	13.067859	14.699428	12.49%	0	2004
	9.633146	13.067859	35.66%	0	2003

Nationwide Bond Fund: Class D	12.688147	13.178293	3.86%	0	2007
	12.413669	12.688147	2.21%	0	2006
	12.294934	12.413669	0.97%	0	2005
	11.980227	12.294934	2.63%	0	2004
	11.502346	11.980227	4.15%	0	2003

Nationwide Bond Index Fund: Class A	12.235487	12.733443	4.07%	0	2007
	12.045767	12.235487	1.57%	0	2006
	12.077972	12.045767	-0.27%	0	2005
	11.893167	12.077972	1.55%	0	2004
	11.774352	11.893167	1.01%	0	2003

Nationwide Government Bond Fund: Class D	11.862611	12.508838	5.45%	0	2007
	11.667390	11.862611	1.67%	0	2006
	11.595852	11.667390	0.62%	0	2005
	11.452916	11.595852	1.25%	0	2004
	11.480930	11.452916	-0.24%	0	2003

Nationwide Growth Fund: Class A	11.571699	13.511534	16.76%	0	2007
	11.150252	11.571699	3.78%	0	2006
	10.732713	11.150252	3.89%	0	2005
	10.170242	10.732713	5.53%	0	2004
	10.000000	10.170242	1.70%	0	2003

Nationwide Growth Fund: Class D	7.909513	9.259995	17.07%	0	2007
	7.599122	7.909513	4.08%	0	2006
	7.284302	7.599122	4.32%	0	2005
	6.882213	7.284302	5.84%	0	2004
	5.284497	6.882213	30.23%	0	2003

Nationwide International Index Fund: Class A	12.568506	13.552833	7.83%	0	2007
	10.217999	12.568506	23.00%	0	2006
	9.193912	10.217999	11.14%	0	2005
	7.882561	9.193912	16.64%	0	2004
	5.875530	7.882561	34.16%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	14.220087	13.570418	-4.57%	0	2007
	11.999337	14.220087	18.51%	0	2006
	11.380724	11.999337	5.03%	0	2005
	10.031244	11.380724	13.45%	0	2004
	8.002994	10.031244	25.34%	0	2003

Nationwide Mid Cap Market Index Fund: Class A	13.606211	14.283502	4.98%	57	2007
	12.683055	13.606211	7.28%	57	2006
	11.584563	12.683055	9.48%	0	2005
	10.237834	11.584563	13.15%	0	2004
	7.781586	10.237834	31.56%	0	2003

Nationwide Money Market Fund: Service Class	9.959605	10.212441	2.54%	0	2007
	9.745861	9.959605	2.19%	0	2006
	9.705169	9.745861	0.42%	77	2005
	9.846754	9.705169	-1.44%	77	2004
	10.007610	9.846754	-1.61%	77	2003

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.175862	11.524733	3.12%	0	2007
	10.757156	11.175862	3.89%	0	2006
	10.646827	10.757156	1.04%	0	2005
	10.380008	10.646827	2.57%	0	2004
	9.849211	10.380008	5.39%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.347363	11.750645	3.55%	0	2007
	10.682317	11.347363	6.23%	0	2006
	10.450545	10.682317	2.22%	0	2005
	9.970604	10.450545	4.81%	0	2004
	8.970585	9.970604	11.15%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.328045	11.705767	3.33%	0	2007
	10.387612	11.328045	9.05%	0	2006
	10.065987	10.387612	3.20%	0	2005
	9.396974	10.065987	7.12%	0	2004
	8.018151	9.396974	17.20%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.413724	11.862975	3.94%	0	2007
	10.186620	11.413724	12.05%	0	2006
	9.720481	10.186620	4.80%	0	2005
	8.857490	9.720481	9.74%	0	2004
	7.162692	8.857490	23.66%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Aggressive Fund: Class A	11.358541	11.773698	3.66%	0	2007
	9.930535	11.358541	14.38%	0	2006
	9.405005	9.930535	5.59%	0	2005
	8.426604	9.405005	11.61%	0	2004
	6.535766	8.426604	28.93%	0	2003

Nationwide S&P 500® Index Fund: Service Class	10.384844	10.649054	2.54%	0	2007
	9.210998	10.384844	12.74%	0	2006
	9.025037	9.210998	2.06%	0	2005
	8.358110	9.025037	7.98%	0	2004
	6.680784	8.358110	25.11%	0	2003

Nationwide Small Cap Fund: Class A	21.859102	20.105250	-8.02%	0	2007
	17.286175	21.859102	26.45%	0	2006
	14.411489	17.286175	19.95%	0	2005
	11.704551	14.411489	23.13%	0	2004
	8.077230	11.704551	44.91%	0	2003

Nationwide Small Cap Index Fund: Class A	14.005002	13.377414	-4.48%	0	2007
	12.205697	14.005002	14.74%	0	2006
	11.948062	12.205697	2.16%	0	2005
	10.363709	11.948062	15.29%	0	2004
	7.278283	10.363709	42.39%	0	2003

Nationwide Value Opportunities Fund: Class A	16.183601	14.631674	-9.59%	0	2007
	14.027091	16.183601	15.37%	0	2006
	13.278872	14.027091	5.63%	0	2005
	11.960392	13.278872	11.02%	0	2004
	8.937192	11.960392	33.83%	0	2003

Nationwide Fund: Class D	11.240983	11.873624	5.63%	0	2007
	10.085234	11.240983	11.46%	0	2006
	9.594567	10.085234	5.11%	0	2005
	8.927905	9.594567	7.47%	0	2004
	7.174850	8.927905	24.43%	0	2003

Neuberger Berman Genesis Fund: Trust Class	19.251781	22.954265	19.23%	0	2007
	18.333376	19.251781	5.01%	0	2006
	16.100772	18.333376	13.87%	0	2005
	13.857687	16.100772	16.19%	0	2004
	10.751377	13.857687	28.89%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	12.544338	13.186262	5.12%	0	2007
	11.306976	12.544338	10.94%	0	2006
	10.667828	11.306976	5.99%	0	2005
	9.398853	10.667828	13.50%	0	2004
	7.110837	9.398853	32.18%	0	2003

Neuberger Berman Partners Fund: Trust Class	14.125639	15.188427	7.52%	0	2007
	12.763402	14.125639	10.67%	0	2006
	11.065686	12.763402	15.34%	0	2005
	9.496590	11.065686	16.52%	0	2004
	7.150197	9.496590	32.82%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	13.206117	13.872550	5.05%	0	2007
	11.809790	13.206117	11.82%	0	2006
	11.225939	11.809790	5.20%	0	2005
	10.000000	11.225939	12.26%	0	2004
			12.94%

Oppenheimer Capital Appreciation Fund: Class A	7.980807	8.887690	11.36%	0	2007
	7.582547	7.980807	5.25%	0	2006
	7.397345	7.582547	2.50%	0	2005
	7.097708	7.397345	4.22%	0	2004
	5.600219	7.097708	26.74%	0	2003

Oppenheimer Champion Income Fund: Class A	12.816906	12.533428	-2.21%	0	2007
	11.988834	12.816906	6.91%	0	2006
	11.928439	11.988834	0.51%	0	2005
	11.156828	11.928439	6.92%	0	2004
	10.000000	11.156828	11.57%	0	2003*

Oppenheimer Global Fund: Class A	13.955239	14.475676	3.73%	0	2007
	12.143346	13.955239	14.92%	0	2006
	10.895841	12.143346	11.45%	0	2005
	9.378392	10.895841	16.18%	0	2004
	6.695292	9.378392	40.07%	0	2003

Oppenheimer Strategic Income Fund: Class A	14.155227	15.134474	6.92%	0	2007
	13.426834	14.155227	5.42%	0	2006
	13.166911	13.426834	1.97%	0	2005
	12.269447	13.166911	7.31%	0	2004
	10.479384	12.269447	17.08%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.733733	15.296455	3.82%	0	2007
	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

PIMCO Total Return Fund: Class A	12.753144	13.553783	6.28%	0	2007
	12.584678	12.753144	1.34%	0	2006
	12.553070	12.584678	0.25%	0	2005
	12.253598	12.553070	2.44%	0	2004
	11.913171	12.253598	2.86%	0	2003

Putnam International Equity Fund: Class A	19.821571	21.033824	6.12%	0	2007
	15.787436	19.821571	25.55%	0	2006
	14.323803	15.787436	10.22%	0	2005
	12.587433	14.323803	13.79%	0	2004
	10.000000	12.587433	25.87%	0	2003

Putnam Voyager Fund: Class A	12.750967	13.142971	3.07%	0	2007
	12.376495	12.750967	3.03%	0	2006
	11.982489	12.376495	3.29%	0	2005
	11.679452	11.982489	2.59%	0	2004
	10.000000	11.679452	16.79%	0	2003*

Templeton Foreign Fund: Class A	15.096996	17.326856	14.77%	0	2007
	12.857276	15.096996	17.42%	0	2006
	11.870069	12.857276	8.32%	0	2005
	10.262804	11.870069	15.66%	0	2004
	8.031823	10.262804	27.78%	0	2003

Van Kampen Growth and Income Fund: Class A	16.801649	16.866552	0.39%	0	2007
	14.792825	16.801649	13.58%	0	2006
	13.751326	14.792825	7.57%	0	2005
	12.327687	13.751326	11.55%	0	2004
	10.000000	12.327687	23.28%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.768098	21.283052	19.78%	0	2007
	16.649057	17.768098	6.72%	0	2006
	14.458903	16.649057	15.15%	0	2005
	12.203017	14.458903	18.49%	0	2004
	10.000000	12.203017	22.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	26.043681	21.073608	-19.08%	0	2007
	19.353435	26.043681	34.57%	0	2006
	16.952977	19.353435	14.16%	0	2005
	12.669771	16.952977	33.81%	0	2004
	10.000000	12.669771	26.70%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.395786	16.228999	5.41%	0	2007
	14.812101	15.395786	3.94%	0	2006
	13.463209	14.812101	10.02%	0	2005
	12.141877	13.463209	10.88%	0	2004
	10.000000	12.141877	21.42%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	14.203844	15.286418	7.62%	0	2007
	12.581199	14.203844	12.90%	0	2006
	11.472581	12.581199	9.66%	0	2005
	10.657335	11.472581	7.65%	0	2004
	7.848429	10.657335	35.79%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	12.290035	15.329592	24.73%	0	2007
	11.652427	12.290035	5.47%	0	2006
	10.919596	11.652427	6.71%	0	2005
	9.908704	10.919596	10.20%	0	2004
	10.000000	9.908704	-0.91%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.347746	7.353818	0.08%	0	2007
	6.504044	7.347746	12.97%	0	2006
	6.765850	6.504044	-3.87%	0	2005
	6.347343	6.765850	6.59%	0	2004
	5.209902	6.347343	21.83%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.288555	14.269778	16.12%	0	2007
	11.030954	12.288555	11.40%	0	2006
	10.000000	11.030954	10.31%	0	2005*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.056365	11.071480	0.14%	0	2007
	10.220011	11.056365	8.18%	0	2006
	10.000000	10.220011	2.20%	0	2005*

AIM Dynamics Fund: Investor Class	9.438918	10.364455	9.81%	0	2007
	8.285963	9.438918	13.91%	0	2006
	7.680133	8.285963	7.89%	0	2005
	7.018829	7.680133	9.42%	0	2004

AIM Small Cap Growth Fund: Investor Class	10.126402	11.024177	8.87%	0	2007
	10.000000	10.126402	1.26%	0	2006*

American Century Growth: Investor Class	9.068462	10.545984	16.29%	0	2007
	8.593939	9.068462	5.52%	0	2006
	8.385286	8.593939	2.49%	0	2005
	7.804996	8.385286	7.43%	0	2004

American Century Income & Growth: Advisor Class	11.650945	11.326252	-2.79%	0	2007
	10.198403	11.650945	14.24%	0	2006
	9.980399	10.198403	2.18%	0	2005
	9.058440	9.980399	10.18%	0	2004

American Century International Growth Fund: Class A	11.978556	13.686355	14.26%	0	2007
	9.825393	11.978556	21.91%	0	2006
	8.889893	9.825393	10.52%	0	2005
	7.905486	8.889893	12.45%	0	2004

American Century Short Term Government: Investor Class	10.368174	10.777804	3.95%	0	2007
	10.198575	10.368174	1.66%	0	2006
	10.262192	10.198575	-0.62%	0	2005
	10.429703	10.262192	-1.61%	0	2004

American Century Ultra: Investor Class	8.657623	10.308733	19.07%	0	2007
	9.157081	8.657623	-5.45%	107	2006
	9.172972	9.157081	-0.17%	88	2005
	8.477457	9.172972	8.20%	60	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	15.085329	17.383432	15.23%	0	2007
	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.400020	10.829867	4.13%	0	2007
	9.150658	10.400020	13.65%	0	2006
	8.988564	9.150658	1.80%	0	2005
	8.710224	8.988564	3.20%	0	2004

Dreyfus Emerging Leaders Fund	12.468729	10.854024	-12.95%	0	2007
	11.912936	12.468729	4.67%	0	2006
	11.162314	11.912936	6.72%	0	2005
	9.996608	11.162314	11.66%	0	2004

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.456868	10.742721	2.73%	0	2007
	9.766470	10.456868	7.07%	0	2006
	10.124382	9.766470	-3.54%	0	2005
	10.000000	10.124382	1.24%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.796607	8.196081	5.12%	0	2007
	7.316562	7.796607	6.56%	0	2006
	7.233734	7.316562	1.15%	0	2005
	6.986141	7.233734	3.54%	0	2004

Federated Bond Fund: Class F Shares	12.719557	13.060099	2.68%	0	2007
	12.295415	12.719557	3.45%	0	2006
	12.345192	12.295415	-0.40%	0	2005
	11.827299	12.345192	4.38%	0	2004

Federated Equity Income Fund, Inc.: Class F Shares	11.497333	11.445242	-0.45%	0	2007
	9.587010	11.497333	19.93%	0	2006
	9.520028	9.587010	0.70%	0	2005
	8.620748	9.520028	10.43%	0	2004

Federated High Yield Trust	13.233474	13.341934	0.82%	0	2007
	12.172632	13.233474	8.71%	0	2006
	12.156752	12.172632	0.13%	0	2005
	11.140850	12.156752	9.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.697347	12.090218	3.36%	0	2007
	11.473152	11.697347	1.95%	0	2006
	11.500314	11.473152	-0.23%	0	2005
	11.397876	11.500314	0.90%	0	2004

Fidelity Advisor Balanced Fund: Class A	11.468561	12.161202	6.04%	0	2007
	10.520140	11.468561	9.02%	0	2006
	10.221604	10.520140	2.92%	0	2005
	9.940908	10.221604	2.82%	0	2004

Fidelity Advisor Equity Growth Fund: Class A	8.156910	10.070122	23.46%	0	2007
	7.831645	8.156910	4.15%	0	2006
	7.602248	7.831645	3.02%	0	2005
	7.562013	7.602248	0.53%	0	2004

Fidelity Advisor Equity Income Fund: Class A	12.856186	13.013866	1.23%	0	2007
	11.233324	12.856186	14.45%	0	2006
	10.797351	11.233324	4.04%	0	2005
	9.851731	10.797351	9.60%	0	2004

Fidelity Advisor Growth Opportunities Fund: Class A	9.904592	11.913448	20.28%	0	2007
	9.646885	9.904592	2.67%	0	2006
	9.084164	9.646885	5.91%	0	2005
	8.678481	9.084164	4.67%	0	2004

Fidelity Advisor High Income Advantage Fund: Class T	16.167984	16.154292	-0.08%	0	2007
	14.313311	16.167984	12.96%	0	2006
	13.998314	14.313311	2.25%	0	2005
	12.473679	13.998314	12.22%	0	2004

Fidelity Advisor Overseas Fund: Class A	12.779757	14.616927	14.38%	0	2007
	10.990192	12.779757	16.28%	0	2006
	9.834721	10.990192	11.75%	0	2005
	8.903438	9.834721	10.46%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.660525	16.773464	14.41%	0	2007
	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.882103	17.835219	-5.54%	0	2007
	16.600856	18.882103	13.74%	0	2006
	15.312016	16.600856	8.42%	0	2005
	12.500890	15.312016	22.49%	0	2004

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.241616	14.333029	0.64%	0	2007
	12.348455	14.241616	15.33%	0	2006
	11.485338	12.348455	7.51%	0	2005
	10.352418	11.485338	10.94%	0	2004

Franklin Small-Mid Cap Growth Fund: Class A	10.362052	11.309595	9.14%	0	2007
	9.858532	10.362052	5.11%	0	2006
	9.122702	9.858532	8.07%	0	2005
	8.256208	9.122702	10.50%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.638823	16.517742	12.84%	0	2007
	12.328820	14.638823	18.74%	0	2006
	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	11.170753	11.423079	2.26%	0	2007
	10.180185	11.170753	9.73%	0	2006
	10.155628	10.180185	0.24%	0	2005
	9.576209	10.155628	6.05%	0	2004

Janus Adviser Balanced Fund: I Shares	11.669349	12.528713	7.36%	0	2007
	10.813115	11.669349	7.92%	0	2006
	10.273686	10.813115	5.25%	0	2005
	9.694252	10.273686	5.98%	0	2004

Janus Adviser International Growth Fund: I Shares	17.162740	21.160191	23.29%	0	2007
	12.138972	17.162740	41.39%	0	2006
	9.426385	12.138972	28.78%	0	2005
	8.046007	9.426385	17.16%	0	2004

Janus Adviser Worldwide Fund: I Shares	8.868792	9.441213	6.45%	0	2007
	7.758598	8.868792	14.31%	0	2006
	7.482564	7.758598	3.69%	0	2005
	7.308851	7.482564	2.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	7.896724	8.892988	12.62%	0	2007
	7.304448	7.896724	8.11%	0	2006
	7.186090	7.304448	1.65%	0	2005
	7.022372	7.186090	2.33%	0	2004

Janus Twenty Fund	10.251438	13.620779	32.87%	0	2007
	9.338275	10.251438	9.78%	0	2006
	8.730197	9.338275	6.97%	0	2005
	7.208658	8.730197	21.11%	0	2004

Janus Worldwide Fund	8.957922	9.563573	6.76%	0	2007
	7.772362	8.957922	15.25%	0	2006
	7.511942	7.772362	3.47%	0	2005
	7.281726	7.511942	3.16%	0	2004

Lazard U.S. Small Cap Equity Portfolio: Open Shares	16.078207	14.676939	-8.72%	0	2007
	14.085076	16.078207	14.15%	0	2006
	13.863839	14.085076	1.60%	0	2005
	12.343922	13.863839	12.31%	0	2004

Nationwide Bond Fund: Class D	12.287522	12.742528	3.70%	0	2007
	12.040107	12.287522	2.05%	0	2006
	11.943195	12.040107	0.81%	0	2005
	11.655349	11.943195	2.47%	0	2004

Nationwide Bond Index Fund: Class A	11.416741	11.863074	3.91%	0	2007
	11.256918	11.416741	1.42%	0	2006
	11.304287	11.256918	-0.42%	0	2005
	11.148400	11.304287	1.40%	0	2004

Nationwide Government Bond Fund: Class D	11.632026	12.246796	5.29%	0	2007
	11.458106	11.632026	1.52%	0	2006
	11.405278	11.458106	0.46%	0	2005
	11.281979	11.405278	1.09%	0	2004

Nationwide Growth Fund: Class A	11.518117	13.428253	16.58%	0	2007
	11.115604	11.518117	3.62%	0	2006
	10.715732	11.115604	3.73%	0	2005
	10.169733	10.715732	5.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Growth Fund: Class D	8.799572	10.286159	16.89%	0	2007
	8.467193	8.799572	3.93%	0	2006
	8.128830	8.467193	4.16%	0	2005
	7.691913	8.128830	5.68%	0	2004

Nationwide International Index Fund: Class A	13.997627	15.070620	7.67%	0	2007
	11.397254	13.997627	22.82%	0	2006
	10.270674	11.397254	10.97%	0	2005
	8.819249	10.270674	16.46%	0	2004

Nationwide Large Cap Value Fund: Class A	13.529528	12.891523	-4.72%	0	2007
	11.434076	13.529528	18.33%	0	2006
	10.861187	11.434076	4.87%	0	2005
	9.587987	10.861187	13.28%	0	2004

Nationwide Mid Cap Market Index Fund: Class A	14.046360	14.722852	4.82%	0	2007
	13.113382	14.046360	7.11%	0	2006
	11.995945	13.113382	9.32%	0	2005
	10.617663	11.995945	12.98%	0	2004

Nationwide Money Market Fund: Service Class	9.788185	10.021209	2.38%	0	2007
	9.592777	9.788185	2.04%	0	2006
	9.567346	9.592777	0.27%	83	2005
	9.721815	9.567346	-1.59%	334	2004

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.012610	11.338893	2.96%	0	2007
	10.616236	11.012610	3.73%	0	2006
	10.523424	10.616236	0.88%	0	2005
	10.275453	10.523424	2.41%	0	2004

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.436611	11.824816	3.39%	0	2007
	10.782798	11.436611	6.06%	0	2006
	10.564991	10.782798	2.06%	0	2005
	10.095262	10.564991	4.65%	0	2004

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.757669	12.130998	3.18%	0	2007
	10.798063	11.757669	8.89%	0	2006
	10.479737	10.798063	3.04%	0	2005
	9.798231	10.479737	6.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	12.209762	12.670797	3.78%	0	2007
	10.913744	12.209762	11.88%	0	2006
	10.430271	10.913744	4.64%	0	2005
	9.518843	10.430271	9.57%	0	2004

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.430291	12.864769	3.50%	0	2007
	10.884177	12.430291	14.21%	0	2006
	10.323943	10.884177	5.43%	0	2005
	9.264141	10.323943	11.44%	0	2004

Nationwide S&P 500® Index Fund: Service Class	10.484158	10.734329	2.39%	0	2007
	9.313313	10.484158	12.57%	356	2006
	9.139249	9.313313	1.90%	343	2005
	8.476867	9.139249	7.81%	239	2004

Nationwide Small Cap Fund: Class A	21.395243	19.648267	-8.17%	0	2007
	16.945235	21.395243	26.26%	0	2006
	14.148844	16.945235	19.76%	0	2005
	11.508869	14.148844	22.94%	0	2004

Nationwide Small Cap Index Fund: Class A	14.568303	13.894032	-4.63%	0	2007
	12.716050	14.568303	14.57%	0	2006
	12.466687	12.716050	2.00%	0	2005
	10.830149	12.466687	15.11%	0	2004

Nationwide Value Opportunities Fund: Class A	14.684004	13.255419	-9.73%	0	2007
	12.746792	14.684004	15.20%	0	2006
	12.085325	12.746792	5.47%	0	2005
	10.902059	12.085325	10.85%	0	2004

Nationwide Fund: Class D	11.626695	12.262132	5.47%	0	2007
	10.447267	11.626695	11.29%	0	2006
	9.954204	10.447267	4.95%	0	2005
	9.276757	9.954204	7.30%	0	2004

Neuberger Berman Genesis Fund: Trust Class	17.490832	20.822533	19.05%	0	2007
	16.681926	17.490832	4.85%	0	2006
	14.672821	16.681926	13.69%	0	2005
	12.648037	14.672821	16.01%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	11.771049	12.354343	4.96%	0	2007
	10.626197	11.771049	10.77%	0	2006
	10.040874	10.626197	5.83%	0	2005
	8.860055	10.040874	13.33%	0	2004

Neuberger Berman Partners Fund: Trust Class	13.588829	14.588707	7.36%	0	2007
	12.297153	13.588829	10.50%	0	2006
	10.677761	12.297153	15.17%	0	2005
	9.177730	10.677761	16.34%	0	2004

Neuberger Berman Socially Responsive Fund: Trust Class	13.152466	13.794907	4.88%	0	2007
	11.779813	13.152466	11.65%	0	2006
	11.214567	11.779813	5.04%	0	2005
	10.000000	11.214567	12.15%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.809944	9.795930	11.19%	0	2007
	8.383119	8.809944	5.09%	0	2006
	8.190878	8.383119	2.35%	0	2005
	7.871159	8.190878	4.06%	0	2004

Oppenheimer Champion Income Fund: Class A	12.745071	12.443984	-2.36%	0	2007
	11.939885	12.745071	6.74%	0	2006
	11.897913	11.939885	0.35%	0	2005
	11.145353	11.897913	6.75%	0	2004

Oppenheimer Global Fund: Class A	14.509732	15.027657	3.57%	0	2007
	12.645158	14.509732	14.75%	0	2006
	11.363447	12.645158	11.28%	0	2005
	9.795872	11.363447	16.00%	0	2004

Oppenheimer Strategic Income Fund: Class A	14.201881	15.160961	6.75%	0	2007
	13.491706	14.201881	5.26%	0	2006
	13.250772	13.491706	1.82%	0	2005
	12.366539	13.250772	7.15%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	65	2006
	11.468391	12.786011	11.49%	64	2005
	10.000000	11.468391	14.68%	50	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.026391	12.761716	6.11%	0	2007
	11.885688	12.026391	1.18%	302	2006
	11.873980	11.885688	0.10%	259	2005
	11.608496	11.873980	2.29%	171	2004

Putnam International Equity Fund: Class A	19.710607	20.883849	5.95%	0	2007
	15.723067	19.710607	25.36%	0	2006
	14.287231	15.723067	10.05%	0	2005
	12.574551	14.287231	13.62%	0	2004

Putnam Voyager Fund: Class A	12.679569	13.049247	2.92%	0	2007
	12.326028	12.679569	2.87%	0	2006
	11.951889	12.326028	3.13%	0	2005
	11.667490	11.951889	2.44%	0	2004

Templeton Foreign Fund: Class A	15.427198	17.678570	14.59%	0	2007
	13.158588	15.427198	17.24%	0	2006
	12.166829	13.158588	8.15%	0	2005
	10.535515	12.166829	15.48%	0	2004

Van Kampen Growth and Income Fund: Class A	17.668648	21.131332	19.60%	0	2007
	16.581216	17.668648	6.56%	0	2006
	14.422003	16.581216	14.97%	0	2005
	12.190539	14.422003	18.30%	0	2004

Van Kampen Mid Cap Growth Fund: Class A	16.707602	16.746300	0.23%	0	2007
	14.732528	16.707602	13.41%	0	2006
	13.716223	14.732528	7.41%	0	2005
	12.315083	13.716223	11.38%	0	2004

Van Kampen Real Estate Securities Fund: Class A	25.897973	20.923395	-19.21%	0	2007
	19.274561	25.897973	34.36%	0	2006
	16.909710	19.274561	13.99%	0	2005
	12.656814	16.909710	33.60%	0	2004

Waddell & Reed Advisors Small Cap Fund: Class A	15.309588	16.113270	5.25%	0	2007
	14.751722	15.309588	3.78%	0	2006
	13.428838	14.751722	9.85%	0	2005
	12.129457	13.428838	10.71%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	13.313418	14.306051	7.46%	0	2007
	11.810537	13.313418	12.72%	0	2006
	10.786305	11.810537	9.50%	0	2005
	10.035201	10.786305	7.48%	0	2004

Wells Fargo Advantage Growth Fund: Investor Class	12.230756	15.232166	24.54%	0	2007
	11.613974	12.230756	5.31%	0	2006
	10.900209	11.613974	6.55%	0	2005
	9.906293	10.900209	10.03%	0	2004

Wells Fargo Advantage Growth and Income Fund: Investor Class	9.370014	9.363315	-0.07%	0	2007
	8.306790	9.370014	12.80%	0	2006
	8.654385	8.306790	-4.02%	0	2005
	8.131519	8.654385	6.43%	0	2004

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.256078	14.210144	15.94%	0	2007
	11.018638	12.256078	11.23%	0	2006
	10.000000	11.018638	10.19%	0	2005*

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	11.006952	10.987982	-0.17%	0	2007
	10.205567	11.006952	7.85%	0	2006
	10.000000	10.205567	2.06%	0	2005*

AIM Dynamics Fund: Investor Class	9.275940	10.154062	9.47%	0	2007
	8.167890	9.275940	13.57%	0	2006
	7.593917	8.167890	7.56%	0	2005
	6.961397	7.593917	9.09%	0	2004
	5.166011	6.961397	34.75%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.103720	10.965529	8.53%	0	2007
	10.000000	10.103720	1.04%	0	2006*

American Century Growth: Investor Class	8.911882	10.331932	15.93%	0	2007
	8.471499	8.911882	5.20%	0	2006
	8.291188	8.471499	2.17%	0	2005
	7.741169	8.291188	7.11%	0	2004
	6.384882	7.741169	21.24%	0	2003

American Century Income & Growth: Advisor Class	11.449913	11.096474	-3.09%	0	2007
	10.053180	11.449913	13.89%	0	2006
	9.868467	10.053180	1.87%	0	2005
	8.984408	9.868467	9.84%	0	2004
	7.128447	8.984408	26.04%	0	2003

American Century International Growth Fund: Class A	11.771841	13.408696	13.90%	0	2007
	9.685463	11.771841	21.54%	0	2006
	8.790187	9.685463	10.18%	0	2005
	7.840876	8.790187	12.11%	0	2004
	6.431029	7.840876	21.92%	0	2003

American Century Short Term Government: Investor Class	10.189174	10.559047	3.63%	0	2007
	10.053276	10.189174	1.35%	0	2006
	10.147043	10.053276	-0.92%	0	2005
	10.344421	10.147043	-1.91%	0	2004
	10.000000	10.344421	-1.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	8.508179	10.099534	18.70%	0	2007
	9.026654	8.508179	-5.74%	0	2006
	9.070075	9.026654	-0.48%	0	2005
	8.408159	9.070075	7.87%	0	2004
	6.857001	8.408159	22.62%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	14.962699	17.188937	14.88%	0	2007
	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Dreyfus Appreciation Fund, Inc.	10.220545	10.610144	3.81%	0	2007
	9.020347	10.220545	13.31%	0	2006
	8.887752	9.020347	1.49%	0	2005
	8.639030	8.887752	2.88%	0	2004
	7.363631	8.639030	17.32%	0	2003

Dreyfus Emerging Leaders Fund	12.253546	10.633769	-13.22%	0	2007
	11.743297	12.253546	4.35%	0	2006
	11.037120	11.743297	6.40%	0	2005
	9.914895	11.037120	11.32%	0	2004
	7.294113	9.914895	35.93%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.391751	10.642886	2.42%	0	2007
	9.735441	10.391751	6.74%	0	2006
	10.123193	9.735441	-3.83%	0	2005
	10.000000	10.123193	1.23%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.661993	8.029716	4.80%	0	2007
	7.212307	7.661993	6.23%	0	2006
	7.152550	7.212307	0.84%	0	2005
	6.929005	7.152550	3.23%	0	2004
	5.648617	6.929005	22.67%	0	2003

Federated Bond Fund: Class F Shares	12.500068	12.795135	2.36%	0	2007
	12.120335	12.500068	3.13%	0	2006
	12.206776	12.120335	-0.71%	0	2005
	11.730685	12.206776	4.06%	0	2004
	10.664913	11.730685	9.99%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	11.298938	11.213028	-0.76%	0	2007
	9.450484	11.298938	19.56%	0	2006
	9.413263	9.450484	0.40%	0	2005
	8.550293	9.413263	10.09%	0	2004
	7.079111	8.550293	20.78%	0	2003

Federated High Yield Trust	13.005003	13.071127	0.51%	0	2007
	11.999202	13.005003	8.38%	0	2006
	12.020338	11.999202	-0.18%	0	2005
	11.049748	12.020338	8.78%	0	2004
	9.232305	11.049748	19.69%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.495401	11.844824	3.04%	0	2007
	11.309689	11.495401	1.64%	0	2006
	11.371269	11.309689	-0.54%	0	2005
	11.304676	11.371269	0.59%	0	2004
	10.939811	11.304676	3.34%	0	2003

Fidelity Advisor Balanced Fund: Class A	11.270642	11.914469	5.71%	0	2007
	10.370320	11.270642	8.68%	0	2006
	10.106955	10.370320	2.61%	0	2005
	9.859666	10.106955	2.51%	0	2004
	8.583438	9.859666	14.87%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	8.016072	9.865726	23.07%	0	2007
	7.720062	8.016072	3.83%	0	2006
	7.516942	7.720062	2.70%	0	2005
	7.500192	7.516942	0.22%	0	2004
	5.827329	7.500192	28.71%	0	2003

Fidelity Advisor Equity Income Fund: Class A	12.634326	12.749811	0.91%	0	2007
	11.073356	12.634326	14.10%	0	2006
	10.676247	11.073356	3.72%	0	2005
	9.771204	10.676247	9.26%	0	2004
	7.787572	9.771204	25.47%	0	2003

Fidelity Advisor Growth Opportunities Fund: Class A	9.733638	11.671694	19.91%	0	2007
	9.509498	9.733638	2.36%	0	2006
	8.982266	9.509498	5.59%	0	2005
	8.607539	8.982266	4.35%	0	2004
	6.826177	8.607539	26.10%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	15.888855	15.826412	-0.39%	0	2007
	14.109387	15.888855	12.61%	0	2006
	13.841243	14.109387	1.94%	0	2005
	12.371687	13.841243	11.88%	0	2004
	8.845600	12.371687	39.86%	0	2003

Fidelity Advisor Overseas Fund: Class A	12.559171	14.320312	14.02%	0	2007
	10.833655	12.559171	15.93%	0	2006
	9.724377	10.833655	11.41%	0	2005
	8.830634	9.724377	10.12%	0	2004
	6.278923	8.830634	40.64%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	14.541388	16.585835	14.06%	0	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.556303	17.473376	-5.84%	0	2007
	16.364492	18.556303	13.39%	0	2006
	15.140323	16.364492	8.09%	0	2005
	12.398742	15.140323	22.11%	0	2004
	9.818672	12.398742	26.28%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.995902	14.042264	0.33%	0	2007
	12.172651	13.995902	14.98%	0	2006
	11.356564	12.172651	7.19%	0	2005
	10.267844	11.356564	10.60%	0	2004
	8.350135	10.267844	22.97%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	10.183170	11.080061	8.81%	0	2007
	9.718094	10.183170	4.79%	0	2006
	9.020345	9.718094	7.74%	0	2005
	8.188701	9.020345	10.16%	0	2004
	6.103176	8.188701	34.17%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	14.519847	16.332946	12.49%	0	2007
	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust: J.P. Morgan NVIT Balanced Fund: Class I	10.986514	11.200011	1.94%	0	2007
	10.042997	10.986514	9.39%	0	2006
	10.049519	10.042997	-0.06%	0	2005
	9.505323	10.049519	5.73%	0	2004
	8.237094	9.505323	15.40%	0	2003

Janus Adviser Balanced Fund: I Shares	11.467970	12.274520	7.03%	0	2007
	10.659127	11.467970	7.59%	0	2006
	10.158457	10.659127	4.93%	0	2005
	9.615021	10.158457	5.65%	0	2004
	8.654408	9.615021	11.10%	0	2003

Janus Adviser International Growth Fund: I Shares	16.866566	20.730914	22.91%	0	2007
	11.966092	16.866566	40.95%	0	2006
	9.320623	11.966092	28.38%	0	2005
	7.980216	9.320623	16.80%	0	2004
	6.075810	7.980216	31.34%	0	2003

Janus Adviser Worldwide Fund: I Shares	8.715652	9.249552	6.13%	0	2007
	7.648042	8.715652	13.96%	0	2006
	7.398578	7.648042	3.37%	0	2005
	7.249070	7.398578	2.06%	0	2004
	6.055866	7.249070	19.70%	0	2003

Janus Fund	7.760361	8.712459	12.27%	0	2007
	7.200364	7.760361	7.78%	0	2006
	7.105441	7.200364	1.34%	0	2005
	6.964933	7.105441	2.02%	0	2004
	5.426426	6.964933	28.35%	0	2003

Janus Twenty Fund	10.074484	13.344391	32.46%	0	2007
	9.205252	10.074484	9.44%	0	2006
	8.632238	9.205252	6.64%	0	2005
	7.149705	8.632238	20.74%	0	2004
	5.854878	7.149705	22.12%	0	2003

Janus Worldwide Fund	8.803320	9.369509	6.43%	0	2007
	7.661648	8.803320	14.90%	0	2006
	7.427666	7.661648	3.15%	0	2005
	7.222194	7.427666	2.85%	0	2004
	5.965304	7.222194	21.07%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard U.S. Small Cap Equity Portfolio: Open Shares	15.800760	14.379119	-9.00%	0	2007
	13.884510	15.800760	13.80%	0	2006
	13.708361	13.884510	1.28%	0	2005
	12.243066	13.708361	11.97%	0	2004
	9.066749	12.243066	35.03%	0	2003

Nationwide Bond Fund: Class D	12.075382	12.483890	3.38%	0	2007
	11.868565	12.075382	1.74%	0	2006
	11.809178	11.868565	0.50%	0	2005
	11.560040	11.809178	2.16%	0	2004
	11.150171	11.560040	3.68%	0	2003

Nationwide Bond Index Fund: Class A	11.219640	11.622291	3.59%	0	2007
	11.096539	11.219640	1.11%	0	2006
	11.177442	11.096539	-0.72%	0	2005
	11.057239	11.177442	1.09%	0	2004
	10.997324	11.057239	0.54%	0	2003

Nationwide Government Bond Fund: Class D	11.431206	11.998224	4.96%	0	2007
	11.294857	11.431206	1.21%	0	2006
	11.277297	11.294857	0.16%	0	2005
	11.189724	11.277297	0.78%	0	2004
	11.268892	11.189724	-0.70%	0	2003

Nationwide Growth Fund: Class A	11.411429	13.262832	16.22%	0	2007
	11.046471	11.411429	3.30%	0	2006
	10.681774	11.046471	3.41%	0	2005
	10.168711	10.681774	5.05%	0	2004
	10.000000	10.168711	1.69%	0	2003*

Nationwide Growth Fund: Class D	8.647659	10.077408	16.53%	0	2007
	8.346565	8.647659	3.61%	0	2006
	8.037615	8.346565	3.84%	0	2005
	7.629015	8.037615	5.36%	0	2004
	5.884937	7.629015	29.64%	0	2003*

Nationwide International Index Fund: Class A	13.756049	14.764809	7.33%	0	2007
	11.234926	13.756049	22.44%	0	2006
	10.155455	11.234926	10.63%	0	2005
	8.747133	10.155455	16.10%	0	2004
	6.550040	8.747133	33.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	13.296029	12.629928	-5.01%	0	2007
	11.271231	13.296029	17.96%	0	2006
	10.739362	11.271231	4.55%	0	2005
	9.509628	10.739362	12.93%	0	2004
	7.621828	9.509628	54.77%	0	2003

Nationwide Mid Cap Market Index Fund: Class A	13.803980	14.424142	4.49%	0	2007
	12.926668	13.803980	6.79%	0	2006
	11.861414	12.926668	8.98%	0	2005
	10.530882	11.861414	12.63%	0	2004
	8.041239	10.530882	30.96%	0	2003

Nationwide Money Market Fund: Service Class	9.619195	9.817803	2.06%	0	2007
	9.456103	9.619195	1.72%	0	2006
	9.459988	9.456103	-0.04%	0	2005
	9.642318	9.459988	-1.89%	0	2004
	9.845088	9.642318	-2.06%	0	2003

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.822574	11.108847	2.65%	0	2007
	10.465062	10.822574	3.42%	0	2006
	10.405415	10.465062	0.57%	0	2005
	10.191495	10.405415	2.10%	0	2004
	9.714980	10.191495	4.90%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.239246	11.584908	3.08%	0	2007
	10.629253	11.239246	5.74%	0	2006
	10.446510	10.629253	1.75%	0	2005
	10.012777	10.446510	4.33%	0	2004
	9.050107	10.012777	10.64%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.554781	11.884883	2.86%	0	2007
	10.644307	11.554781	8.55%	0	2006
	10.362215	10.644307	2.72%	0	2005
	9.718168	10.362215	6.63%	0	2004
	8.330475	9.718168	16.66%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	11.999057	12.413705	3.46%	0	2007
	10.758324	11.999057	11.53%	0	2006
	10.313285	10.758324	4.32%	0	2005
	9.441045	10.313285	9.24%	0	2004
	7.669800	9.441045	23.09%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Aggressive Fund: Class A	12.215788	12.603754	3.18%	0	2007
	10.729182	12.215788	13.86%	0	2006
	10.208159	10.729182	5.10%	0	2005
	9.188431	10.208159	11.10%	0	2004
	7.159509	9.188431	28.34%	0	2003

Nationwide S&P 500® Index Fund: Service Class	10.303207	10.516500	2.07%	0	2007
	9.180662	10.303207	12.23%	0	2006
	9.036729	9.180662	1.59%	0	2005
	8.407565	9.036729	7.48%	0	2004
	6.751314	8.407565	24.53%	0	2003

Nationwide Small Cap Fund: Class A	14.316885	13.612086	-4.92%	0	2007
	12.534969	14.316885	14.22%	0	2006
	12.326852	12.534969	1.69%	0	2005
	10.741630	12.326852	14.76%	0	2004
	7.578453	10.741630	41.74%	0	2003

Nationwide Small Cap Index Fund: Class A	21.026149	19.249681	-8.45%	0	2007
	16.704020	21.026149	25.87%	0	2006
	13.990215	16.704020	19.40%	0	2005
	11.414844	13.990215	22.56%	0	2004
	7.913591	11.414844	44.24%	0	2003

Nationwide Value Opportunities Fund: Class A	14.430614	12.986440	-10.01%	0	2007
	12.565291	14.430614	14.85%	0	2006
	11.949797	12.565291	5.15%	0	2005
	10.812968	11.949797	10.51%	0	2004
	8.117052	10.812968	33.21%	0	2003

Nationwide Fund: Class D	11.426049	12.013333	5.14%	0	2007
	10.298479	11.426049	10.95%	0	2006
	9.842553	10.298479	4.63%	0	2005
	9.200939	9.842553	6.97%	0	2004
	7.428374	9.200939	23.86%	0	2003

Neuberger Berman Genesis Fund: Trust Class	17.189056	20.400136	18.68%	0	2007
	16.444448	17.189056	4.53%	0	2006
	14.508311	16.444448	13.35%	0	2005
	12.544711	14.508311	15.65%	0	2004
	9.777594	12.544711	28.30%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	11.567895	12.103658	4.63%	0	2007
	10.474860	11.567895	10.43%	0	2006
	9.928236	10.474860	5.51%	0	2005
	8.787619	9.928236	12.98%	0	2004
	6.679060	8.787619	31.57%	0	2003

Neuberger Berman Partners Fund: Trust Class	13.354335	14.292704	7.03%	0	2007
	12.122041	13.354335	10.17%	0	2006
	10.557989	12.122041	14.81%	0	2005
	9.102701	10.557989	15.99%	0	2004
	6.885233	9.102701	32.21%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	13.045572	13.640570	4.56%	0	2007
	11.719934	13.045572	11.31%	0	2006
	11.191807	11.719934	4.72%	0	2005
	10.000000	11.191807	11.92%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.657854	9.597121	10.85%	0	2007
	8.263691	8.657854	4.77%	0	2006
	8.098968	8.263691	2.03%	0	2005
	7.806794	8.098968	3.74%	0	2004
	6.188097	7.806794	26.16%	0	2003

Oppenheimer Champion Income Fund: Class A	12.602265	12.266581	-2.66%	0	2007
	11.842345	12.602265	6.42%	0	2006
	11.836948	11.842345	0.05%	0	2005
	11.122380	11.836948	6.42%	0	2004
	10.000000	11.122380	11.22%	0	2003*

Oppenheimer Global Fund: Class A	14.259341	14.722749	3.25%	0	2007
	12.465081	14.259341	14.39%	0	2006
	11.235995	12.465081	10.94%	0	2005
	9.715797	11.235995	15.65%	0	2004
	6.968131	9.715797	39.43%	0	2003

Oppenheimer Strategic Income Fund: Class A	13.956108	14.852617	6.42%	0	2007
	13.298925	13.956108	4.94%	0	2006
	13.101534	13.298925	1.51%	0	2005
	12.264902	13.101534	6.82%	0	2004
	10.523874	12.264902	16.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

PIMCO Total Return Fund: Class A	11.818770	12.502698	5.79%	0	2007
	11.716355	11.818770	0.87%	0	2006
	11.740746	11.716355	-0.21%	0	2005
	11.513575	11.740746	1.97%	0	2004
	11.245397	11.513575	2.38%	0	2003

Putnam International Equity Fund: Class A	19.490098	20.586494	5.63%	0	2007
	15.594872	19.490098	24.98%	0	2006
	14.214232	15.594872	9.71%	0	2005
	12.548782	14.214232	13.27%	0	2004
	10.000000	12.548782	25.49%	0	2003*

Putnam Voyager Fund: Class A	12.537647	12.863359	2.60%	0	2007
	12.225496	12.537647	2.55%	0	2006
	11.890790	12.225496	2.81%	0	2005
	11.643580	11.890790	2.12%	0	2004
	10.000000	11.643580	16.44%	0	2003*

Templeton Foreign Fund: Class A	15.160968	17.319905	14.24%	0	2007
	12.971191	15.160968	16.88%	0	2006
	12.030363	12.971191	7.82%	0	2005
	10.449404	12.030363	15.13%	0	2004
	8.215573	10.449404	27.19%	0	2003

Van Kampen Growth and Income Fund: Class A	16.520665	16.507822	-0.08%	0	2007
	14.612404	16.520665	13.06%	0	2006
	13.646126	14.612404	7.08%	0	2005
	12.289850	13.646126	11.04%	0	2004
	10.000000	12.289850	22.90%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.470930	20.830414	19.23%	0	2007
	16.446025	17.470930	6.23%	0	2006
	14.348294	16.446025	14.62%	0	2005
	12.165559	14.348294	17.94%	0	2004
	10.000000	12.165559	21.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	25.608320	20.625481	-19.46%	0	2007
	19.117432	25.608320	33.95%	0	2006
	16.823315	19.117432	13.64%	0	2005
	12.630884	16.823315	33.19%	0	2004
	10.000000	12.630884	26.31%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.138252	15.883771	4.92%	0	2007
	14.631420	15.138252	3.46%	0	2006
	13.360175	14.631420	9.52%	0	2005
	12.104591	13.360175	10.37%	0	2004
	10.000000	12.104591	21.05%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	13.083639	14.015757	7.12%	0	2007
	11.642325	13.083639	12.38%	0	2006
	10.665298	11.642325	9.16%	0	2005
	9.953173	10.665298	7.15%	0	2004
	7.363653	9.953173	35.17%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	12.112804	15.038747	24.16%	0	2007
	11.537297	12.112804	4.99%	0	2006
	10.861461	11.537297	6.22%	0	2005
	9.901456	10.861461	9.70%	0	2004
	10.000000	9.901456	-0.99%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	9.208271	9.173306	-0.38%	0	2007
	8.188460	9.208271	12.45%	0	2006
	8.557290	8.188460	-4.31%	0	2005
	8.065043	8.557290	6.10%	0	2004
	6.650315	8.065043	21.27%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	12.191258	14.091381	15.59%	0	2007
	10.994020	12.191258	10.89%	0	2006
	10.000000	10.994020	9.94%	0	2005*

financials.htm

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

65

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM Basic Balanced Fund – Investor Class (AIMBalance) 12,033 shares (cost $147,494)	$159,681
AIM Dynamics Fund – Investor Class (AIMDynam) 284,591 shares (cost $4,581,980)	6,784,650
AIM Small Cap Growth Fund – Investor Class (AIMSCapGr) 16,854 shares (cost $527,144)	501,582
American Century Growth Fund – Investor Class (ACGro) 301,801 shares (cost $6,496,734)	7,961,518
American Century Income & Growth Fund – Class A (ACIncGroA) 87,713 shares (cost $2,698,849)	2,530,517
American Century Income & Growth Fund – Investor Class (ACIncGro) 192,052 shares (cost $5,424,181)	5,546,453
American Century International Growth Fund – Advisor Class (ACIntlGrA) 23,448 shares (cost $196,064)	323,816
American Century International Growth Fund – Investor Class (ACIntlGr) 110,626 shares (cost $899,871)	1,529,958
American Century Short-Term Government Fund – Investor Class (ACSTGvt) 269,551 shares (cost $2,538,661)	2,560,735
American Century Ultra ® Fund – Investor Class (ACUltra) 459,207 shares (cost $12,283,704)	11,452,624
American Century VP – International Fund – Class IV (ACVPInt4) 322,681 shares (cost $3,232,559)	3,823,773
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIobFixInc) 72,121 shares (cost $710,468)	720,494
Credit Suisse Mid-Cap Core Fund – Common Class (CSMidCpGr) 72,239 shares (cost $1,935,635)	2,727,755
Delaware Delchester Fund – Institutional Class (DelDelchester) 123,356 shares (cost $412,294)	394,740
Dreyfus A Bonds Plus, Inc. (DryABonds) 150,199 shares (cost $2,068,164)	1,993,136
Dreyfus Appreciation Fund, Inc. (DryApp) 98,721 shares (cost $3,854,539)	4,412,816
Dreyfus Emerging Leaders Fund (DryELead) 444 shares (cost $16,830)	11,327
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp) 103,156 shares (cost $1,996,749)	1,822,762
Dreyfus S&P 500 Index Fund (DrySP500Ix) 388,186 shares (cost $13,056,310)	16,047,606
Evergreen Equity Income Fund – Class I (EvEqInc) 43,437 shares (cost $1,004,835)	949,526
Federated Equity Income Fund, Inc. – Class F Shares (FedEqIncome) 6,607 shares (cost $131,090)	136,835
Federated High Yield Trust (FedHiYld) 307,585 shares (cost $1,830,392)	1,793,218
Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd) 79,396 shares (cost $796,069)	797,930
Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares (FedBdFd) 251,496 shares (cost $2,258,651)	2,225,741
Fidelity® Advisor Balanced Fund – Class A (FidABalA) 32,352 shares (cost $509,161)	523,453
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Advisor Balanced Fund – Class T (FidABalT) 85,598 shares (cost $1,364,758)	$1,395,249
Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA) 21,705 shares (cost $1,112,060)	1,401,497
Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA) 147,038 shares (cost $4,157,013)	4,262,645
Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT) 130,197 shares (cost $3,685,644)	3,825,199
Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA) 16,200 shares (cost $570,968)	682,850
Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT) 93,712 shares (cost $2,832,391)	3,998,689
Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT) 142,535 shares (cost $1,416,260)	1,442,451
Fidelity® Advisor Overseas Fund – Class A (FidAOvA) 860 shares (cost $15,582)	20,205
Fidelity® Asset Manager™ (FidAsMgr) 146,447 shares (cost $2,259,131)	2,271,386
Fidelity® Capital & Income Fund (FidCapInc) 45,323 shares (cost $355,236)	393,403
Fidelity® Equity-Income Fund (FidEqInc) 168,834 shares (cost $8,425,871)	9,312,865
Fidelity® Magellan® Fund (FidMgln) 157,135 shares (cost $16,272,140)	14,750,230
Fidelity® Puritan® Fund (FidPurtn) 438,521 shares (cost $8,003,113)	8,345,046
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 3,888 shares (cost $23,224)	23,249
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 143,952 shares (cost $3,248,242)	3,591,614
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer) 396,162 shares (cost $9,610,236)	9,963,467
Franklin Small-Mid Cap Growth Fund I – Class A (FranSmMCpGr) 55,635 shares (cost $2,030,243)	1,970,032
Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 226,614 shares (cost $3,769,928)	4,573,079
Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A (FranBSInv) 77,766 shares (cost $5,012,495)	4,507,340
Janus Adviser Series – Balanced Fund – Class S (JAdvBal) 43,304 shares (cost $1,099,334)	1,134,554
Janus Adviser Series – International Growth Fund – Class S (JAdvIntlGr) 1,253 shares (cost $37,358)	80,742
Janus Adviser Series – Worldwide Fund – Class S (JAdWrld) 13,651 shares (cost $350,039)	493,607
Janus Equity Funds – Janus Fund (JanFund) 231,707 shares (cost $6,206,406)	7,474,875
Janus Equity Funds – Janus Twenty Fund (Jan20Fd) 358,596 shares (cost $18,865,184)	26,571,947
Janus Equity Funds – Janus Worldwide Fund (JanWrldwde) 94,560 shares (cost $4,575,529)	5,184,716
Lazard Small Cap Portfolio – Open Shares (LazSmCap) 196,025 shares (cost $3,040,936)	2,240,571
Lehman Brothers Short Duration Bond Fund – Investor Class (LBShrtDBd) 116,382 shares (cost $1,068,522)	1,059,074
MFS® Strategic Income Fund – Class A (MFSStratInc) 133,029 shares (cost $898,294)	876,658
Nationwide Bond Fund – Class D (NWBondD) 150,184 shares (cost $1,447,986)	1,447,774
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide Bond Index Fund – Class A (NWBondInx) 29,610 shares (cost $321,045)	$324,230
Nationwide Fund – Class D (NWFund) 274,251 shares (cost $4,980,263)	4,648,563
Nationwide Government Bond Fund – Class D (NWGovBd) 353,934 shares (cost $3,644,318)	3,709,224
Nationwide Growth Fund – Class A (NWGrowthA) 60,255 shares (cost $460,622)	532,054
Nationwide Growth Fund – Class D (NWGrowthD) 78,969 shares (cost $479,049)	713,876
Nationwide International Index Fund – Class A (NWIntIndx) 2,159 shares (cost $16,958)	24,416
Nationwide Investor Destinations Aggressive Fund – Service Class (NWIDAggr) 193,513 shares (cost $1,916,660)	2,107,357
Nationwide Investor Destinations Conservative Fund – Service Class (NWIDCon) 219,090 shares (cost $2,260,624)	2,261,010
Nationwide Investor Destinations Moderate Fund – Service Class (NWIDMod) 723,899 shares (cost $7,429,369)	7,897,740
Nationwide Investor Destinations Moderately Aggressive Fund – Service Class (NWIDModAgg) 425,523 shares (cost $4,361,204)	4,736,075
Nationwide Investor Destinations Moderately Conservative Fund – Service Class (NWIDModCon) 237,328 shares (cost $2,450,873)	2,496,692
Nationwide Large Cap Value Fund – Class A (NWLgCpVal) 221,074 shares (cost $3,025,311)	2,562,245
Nationwide Mid Cap Market Index Fund – Class A (NWMdCpMkt) 104,414 shares (cost $1,580,611)	1,554,720
Nationwide Money Market Fund – Prime Shares (NWMyMktP) 10,974,424 shares (cost $10,974,424)	10,974,424
Nationwide Money Market Fund – Service Class (NWMyMktS) 8,125,723 shares (cost $8,125,723)	8,125,723
Nationwide S&P 500 Index Fund – Service Class (NWSP500Indx) 316,900 shares (cost $3,458,155)	3,878,857
Nationwide Small Cap Fund – Class A (NWSmCap) 238,894 shares (cost $4,572,923)	3,800,808
Nationwide Small Cap Index Fund – Class A (NWSmCapIx) 86,206 shares (cost $1,105,854)	1,012,062
Nationwide Value Opportunities Fund – Class A (NWValOpp) 20,383 shares (cost $287,233)	220,949
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 93,735 shares (cost $1,238,620)	1,274,790
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 10,750 shares (cost $112,159)	111,804
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 120,793 shares (cost $1,453,436)	1,502,663
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 159,422 shares (cost $2,047,340)	2,126,694
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 19,581 shares (cost $222,942)	222,248
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 18,799 shares (cost $196,380)	205,848
Neuberger Berman Genesis Fund – Trust Class (NBGen) 333,622 shares (cost $15,093,922)	16,440,912
Neuberger Berman Guardian Fund – Investor Class (NBGuard) 137,363 shares (cost $2,146,626)	2,457,423
Neuberger Berman Guardian Fund – Trust Class (NBGuardT) 20,478 shares (cost $261,036)	287,924
Neuberger Berman Partners Fund – Investor Class (NBPart) 181,293 shares (cost $4,576,132)	5,950,050
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Partners Fund – Trust Class (NBPartT) 17,342 shares (cost $393,585)	$438,752
Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes) 101,162 shares (cost $1,740,690)	1,861,382
Oppenheimer Capital Appreciation Fund A (OppCapApA) 45,625 shares (cost $1,999,238)	2,345,118
Oppenheimer Champion Income Fund A (OppChpIncA) 28,076 shares (cost $262,916)	249,316
Oppenheimer Global Fund A (OppGlobA) 143,499 shares (cost $7,797,484)	10,412,314
Oppenheimer Strategic Income Fund A (OppStrIncA) 188,803 shares (cost $812,235)	828,846
Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4) 230,484 shares (cost $7,422,867)	8,361,970
Phoenix Balanced Fund – Class A (PhxBalFd) 64,235 shares (cost $940,580)	908,281
PIMCO Total Return Fund – Class A (PimTotRetA) 343,105 shares (cost $3,627,566)	3,667,795
Putnam International Equity Fund – Class A (PutIntlEq) 209 shares (cost $4,805)	5,744
Putnam Voyager Fund – Class A (PutVoyager) 3,606 shares (cost $65,448)	69,531
Templeton Foreign Fund – Class A (TemForeign) 356,907 shares (cost $4,191,875)	4,468,479
The Dreyfus Premier Third Century Fund, Inc. – Class Z (Dry3dCen) 87,308 shares (cost $660,380)	882,687
Van Kampen Growth and Income Fund – Class A (VKGroInc) 161,539 shares (cost $3,395,135)	3,432,706
Van Kampen Mid Cap Growth Fund – Class A (VKMidCapGro) 58,523 shares (cost $1,663,908)	1,683,126
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec) 77,881 shares (cost $2,137,488)	1,475,847
Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap) 22,417 shares (cost $323,001)	288,056
Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk) 224,894 shares (cost $4,723,037)	4,102,061
Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc) 6,649 shares (cost $158,105)	162,237
Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth) 22,623 shares (cost $565,555)	654,922
Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr) 63,786 shares (cost $1,334,897)	1,920,604
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr) 68,381 shares (cost $453,958)	402,765

Total investments	341,811,580
Accounts receivable	1,854

Total assets	341,813,434
Accounts payable	–

Contract owners’ equity (note 4)	$341,813,434

See accompanying notes to financial statements.

5

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBalance	AIMDynam	AIMSCapGr	ACGro	ACIncGroA	ACIncGro	ACIntlGrA
Reinvested dividends	$5,581,566	4,726	–	–	10,166	33,263	90,520	1,090
Mortality and expense risk charges (note 2)	(4,446,019)	(2,606)	(86,459)	(5,900)	(103,889)	(32,548)	(83,549)	(3,641)

Net investment income (loss)	1,135,547	2,120	(86,459)	(5,900)	(93,723)	715	6,971	(2,551)

Proceeds from mutual fund shares sold	96,075,113	73,607	1,174,598	176,487	1,822,921	567,953	1,521,150	58,675
Cost of mutual fund shares sold	(88,742,120)	(65,921)	(542,815)	(171,174)	(2,552,877)	(484,855)	(1,403,685)	(34,181)

Realized gain (loss) on investments	7,332,993	7,686	631,783	5,313	(729,956)	83,098	117,465	24,494
Change in unrealized gain (loss) on investments	1,624,475	(7,136)	155,189	(9,150)	2,091,226	(437,768)	(848,845)	9,997

Net gain (loss) on investments	8,957,468	550	786,972	(3,837)	1,361,270	(354,670)	(731,380)	34,491

Reinvested capital gains	19,775,803	–	–	52,919	–	301,221	669,840	16,399

Net increase (decrease) in contract owners’ equity resulting from operations	$29,868,818	2,670	700,513	43,182	1,267,547	(52,734)	(54,569)	48,339

Investment activity:	ACIntlGr	ACSTGvt	ACUltra	ACVPInt4	CSGIobFixInc	CSMidCpGr	DelDelchester	DryABonds
Reinvested dividends	$8,790	121,153	–	15,035	39,618	–	37,593	103,871
Mortality and expense risk charges (note 2)	(20,851)	(33,103)	(145,206)	(39,882)	(8,614)	(38,659)	(5,941)	(29,079)

Net investment income (loss)	(12,061)	88,050	(145,206)	(24,847)	31,004	(38,659)	31,652	74,792

Proceeds from mutual fund shares sold	366,028	1,165,525	3,018,880	669,386	304,014	851,120	163,296	615,445
Cost of mutual fund shares sold	(187,998)	(1,197,808)	(3,520,466)	(490,434)	(317,014)	(772,496)	(163,249)	(620,661)

Realized gain (loss) on investments	178,030	(32,283)	(501,586)	178,952	(13,000)	78,624	47	(5,216)
Change in unrealized gain (loss) on investments	(10,612)	78,165	(55,209)	263,659	23,418	253,625	(30,072)	(25,322)

Net gain (loss) on investments	167,418	45,882	(556,795)	442,611	10,418	332,249	(30,025)	(30,538)

Reinvested capital gains	77,194	–	2,772,086	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$232,551	133,932	2,070,085	417,764	41,422	293,590	1,627	44,254

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
Reinvested dividends	$60,666	–	39,176	256,341	15,188	3,692	164,504	37,948
Mortality and expense risk charges (note 2)	(57,393)	(228)	(23,721)	(231,706)	(13,081)	(1,835)	(28,819)	(9,078)

Net investment income (loss)	3,273	(228)	15,455	24,635	2,107	1,857	135,685	28,870

Proceeds from mutual fund shares sold	1,236,101	10,168	301,941	4,182,023	282,161	51,659	1,629,194	276,716
Cost of mutual fund shares sold	(887,174)	(11,297)	(285,398)	(3,981,533)	(261,907)	(35,216)	(1,632,988)	(283,410)

Realized gain (loss) on investments	348,927	(1,129)	16,543	200,490	20,254	16,443	(3,794)	(6,694)
Change in unrealized gain (loss) on investments	(238,338)	(2,003)	(235,757)	465,771	(81,271)	(19,771)	(80,035)	11,593

Net gain (loss) on investments	110,589	(3,132)	(219,214)	666,261	(61,017)	(3,328)	(83,829)	4,899

Reinvested capital gains	122,655	2,015	268,917	1,765	76,290	4,100	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$236,517	(1,345)	65,158	692,661	17,380	2,629	51,856	33,769

Investment activity:	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT	FidAGrOppA	FidAGrOppT
Reinvested dividends	$116,836	9,698	20,803	–	48,630	35,906	–	–
Mortality and expense risk charges (note 2)	(28,159)	(6,323)	(17,555)	(13,241)	(52,003)	(57,219)	(7,277)	(48,340)

Net investment income (loss)	88,677	3,375	3,248	(13,241)	(3,373)	(21,313)	(7,277)	(48,340)

Proceeds from mutual fund shares sold	599,874	141,364	150,886	268,384	878,340	1,147,537	231,957	887,400
Cost of mutual fund shares sold	(615,725)	(117,103)	(132,144)	(197,525)	(667,713)	(775,306)	(199,278)	(744,386)

Realized gain (loss) on investments	(15,851)	24,261	18,742	70,859	210,627	372,231	32,679	143,014
Change in unrealized gain (loss) on investments	4,974	(26,386)	(40,614)	194,202	(508,785)	(637,618)	90,174	593,713

Net gain (loss) on investments	(10,877)	(2,125)	(21,872)	265,061	(298,158)	(265,387)	122,853	736,727

Reinvested capital gains	–	40,136	103,047	–	414,769	399,243	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$77,800	41,386	84,423	251,820	113,238	112,543	115,576	688,387

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
Reinvested dividends	$117,951	257	74,485	24,977	177,067	65,584	252,674	1,945
Mortality and expense risk charges (note 2)	(23,017)	(240)	(32,440)	(5,382)	(140,888)	(198,551)	(120,415)	(304)

Net investment income (loss)	94,934	17	42,045	19,595	36,179	(132,967)	132,259	1,641

Proceeds from mutual fund shares sold	1,072,242	368	538,357	81,726	2,595,383	3,790,444	2,040,981	324
Cost of mutual fund shares sold	(978,399)	(253)	(483,221)	(87,565)	(2,079,103)	(5,375,096)	(1,874,036)	(360)

Realized gain (loss) on investments	93,843	115	55,136	(5,839)	516,280	(1,584,652)	166,945	(36)
Change in unrealized gain (loss) on investments	(150,012)	1,189	(121,428)	(3,031)	(998,260)	2,366,014	(540,884)	(1,271)

Net gain (loss) on investments	(56,169)	1,304	(66,292)	(8,870)	(481,980)	781,362	(373,939)	(1,307)

Reinvested capital gains	–	1,410	149,123	–	545,321	1,772,537	684,869	–

Net increase (decrease) in contract owners’ equity resulting from operations	$38,765	2,731	124,876	10,725	99,520	2,420,932	443,189	334

Investment activity:	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	JAdvBal	JAdvIntlGr	JAdWrld
Reinvested dividends	$97,075	251,288	–	98,559	47,397	29,135	1,830	890
Mortality and expense risk charges (note 2)	(39,996)	(128,603)	(26,482)	(59,522)	(59,690)	(13,785)	(922)	(6,320)

Net investment income (loss)	57,079	122,685	(26,482)	39,037	(12,293)	15,350	908	(5,430)

Proceeds from mutual fund shares sold	1,012,347	1,879,838	939,557	1,245,663	1,069,398	358,388	3,850	90,872
Cost of mutual fund shares sold	(828,614)	(1,337,245)	(712,038)	(896,786)	(875,519)	(286,447)	(1,859)	(62,867)

Realized gain (loss) on investments	183,733	542,593	227,519	348,877	193,879	71,941	1,991	28,005
Change in unrealized gain (loss) on investments	(13,684)	(833,929)	(280,852)	13,966	(825,034)	(71,849)	10,190	18,821

Net gain (loss) on investments	170,049	(291,336)	(53,333)	362,843	(631,155)	92	12,181	46,826

Reinvested capital gains	197,910	327,418	315,196	213,735	401,998	84,892	2,915	–

Net increase (decrease) in contract owners’ equity resulting from operations	$425,038	158,767	235,381	615,615	(241,450)	100,334	16,004	41,396

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JanFund	Jan20Fd	JanWrldwde	LazSmCap	LBShrtDBd	MFSStratInc	NWBondD	NWBondInx
Reinvested dividends	$37,518	52,098	27,177	–	55,941	51,292	77,659	13,969
Mortality and expense risk charges (note 2)	(98,830)	(305,997)	(74,518)	(34,212)	(14,375)	(11,709)	(20,018)	(3,865)

Net investment income (loss)	(61,312)	(253,899)	(47,341)	(34,212)	41,566	39,583	57,641	10,104

Proceeds from mutual fund shares sold	1,407,553	5,202,589	1,140,404	691,895	463,798	172,306	580,972	109,773
Cost of mutual fund shares sold	(1,609,987)	(6,840,702)	(1,264,718)	(925,564)	(488,597)	(174,208)	(585,634)	(112,403)

Realized gain (loss) on investments	(202,434)	(1,638,113)	(124,314)	(233,669)	(24,799)	(1,902)	(4,662)	(2,630)
Change in unrealized gain (loss) on investments	1,243,697	8,848,036	626,132	(259,802)	25,834	(18,310)	19,296	7,057

Net gain (loss) on investments	1,041,263	7,209,923	501,818	(493,471)	1,035	(20,212)	14,634	4,427

Reinvested capital gains	–	–	–	349,107	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$979,951	6,956,024	454,477	(178,576)	42,601	19,371	72,275	14,531

Investment activity:	NWFund	NWGovBd	NWGrowthA	NWGrowthD	NWIntIndx	NWIDAggr	NWIDCon	NWIDMod
Reinvested dividends	$51,323	165,294	1,131	2,102	583	58,292	83,337	311,294
Mortality and expense risk charges (note 2)	(62,769)	(44,900)	(6,027)	(9,940)	(295)	(23,132)	(23,523)	(105,914)

Net investment income (loss)	(11,446)	120,394	(4,896)	(7,838)	288	35,160	59,814	205,380

Proceeds from mutual fund shares sold	1,059,308	1,140,409	175,929	291,936	1,490	146,163	544,421	2,605,418
Cost of mutual fund shares sold	(1,090,629)	(1,184,284)	(146,810)	(219,511)	(1,003)	(103,283)	(523,599)	(2,142,406)

Realized gain (loss) on investments	(31,321)	(43,875)	29,119	72,425	487	42,880	20,822	463,012
Change in unrealized gain (loss) on investments	(396,555)	151,176	49,007	57,542	542	(65,173)	(22,522)	(433,831)

Net gain (loss) on investments	(427,876)	107,301	78,126	129,967	1,029	(22,293)	(1,700)	29,181

Reinvested capital gains	752,399	–	–	–	667	70,374	28,646	195,425

Net increase (decrease) in contract owners’ equity resulting from operations	$313,077	227,695	73,230	122,129	1,984	83,241	86,760	429,986

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NWIDModAgg	NWIDModCon	NWLgCpVal	NWMdCpMkt	NWMyMktP	NWMyMktS	NWSP500Indx	NWSmCap
Reinvested dividends	$136,717	90,060	28,381	19,364	508,850	331,039	57,612	29,502
Mortality and expense risk charges (note 2)	(52,649)	(28,779)	(37,994)	(19,339)	(141,376)	(79,424)	(50,915)	(67,122)

Net investment income (loss)	84,068	61,281	(9,613)	25	367,474	251,615	6,697	(37,620)

Proceeds from mutual fund shares sold	436,028	473,433	993,380	480,356	6,803,350	3,268,389	1,277,946	2,304,858
Cost of mutual fund shares sold	(349,025)	(426,034)	(918,019)	(375,910)	(6,803,350)	(3,268,389)	(993,600)	(1,782,373)

Realized gain (loss) on investments	87,003	47,399	75,361	104,446	–	–	284,346	522,485
Change in unrealized gain (loss) on investments	(104,315)	(55,863)	(455,083)	(125,945)	–	–	(204,541)	(1,574,727)

Net gain (loss) on investments	(17,312)	(8,464)	(379,722)	(21,499)	–	–	79,805	(1,052,242)

Reinvested capital gains	117,069	59,496	298,055	129,419	–	–	57,863	814,715

Net increase (decrease) in contract owners’ equity resulting from operations	$183,825	112,313	(91,280)	107,945	367,474	251,615	144,365	(275,147)

Investment activity:	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
Reinvested dividends	$15,411	–	21,681	3,058	37,667	47,460	6,134	4,455
Mortality and expense risk charges (note 2)	(14,940)	(3,083)	(14,319)	(1,026)	(17,923)	(27,661)	(2,541)	(2,637)

Net investment income (loss)	471	(3,083)	7,362	2,032	19,744	19,799	3,593	1,818

Proceeds from mutual fund shares sold	711,846	74,494	184,890	2,004	248,488	933,332	66,623	101,341
Cost of mutual fund shares sold	(626,039)	(81,823)	(151,597)	(1,980)	(219,667)	(792,853)	(63,362)	(85,932)

Realized gain (loss) on investments	85,807	(7,329)	33,293	24	28,821	140,479	3,261	15,409
Change in unrealized gain (loss) on investments	(160,068)	(49,786)	(37,346)	(817)	(20,146)	(82,576)	(3,575)	(13,072)

Net gain (loss) on investments	(74,261)	(57,115)	(4,053)	(793)	8,675	57,903	(314)	2,337

Reinvested capital gains	58,677	39,736	32,690	1,695	21,504	35,843	4,775	5,105

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,113)	(20,462)	35,999	2,934	49,923	113,545	8,054	9,260

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBGen	NBGuard	NBGuardT	NBPart	NBPartT	NBSocRes	OppCapApA	OppChpIncA
Reinvested dividends	$22,761	16,178	1,817	20,367	1,304	9,408	–	18,128
Mortality and expense risk charges (note 2)	(203,678)	(35,784)	(2,827)	(82,524)	(6,304)	(20,179)	(25,187)	(3,166)

Net investment income (loss)	(180,917)	(19,606)	(1,010)	(62,157)	(5,000)	(10,771)	(25,187)	14,962

Proceeds from mutual fund shares sold	4,019,968	742,117	18,558	1,727,625	270,801	430,901	442,515	51,062
Cost of mutual fund shares sold	(2,794,615)	(533,915)	(9,446)	(1,087,079)	(213,829)	(358,811)	(361,131)	(51,627)

Realized gain (loss) on investments	1,225,353	208,202	9,112	640,546	56,972	72,090	81,384	(565)
Change in unrealized gain (loss) on investments	(431,803)	(291,467)	(26,296)	(238,764)	(11,700)	(16,349)	154,103	(17,475)

Net gain (loss) on investments	793,550	(83,265)	(17,184)	401,782	45,272	55,741	235,487	(18,040)

Reinvested capital gains	2,394,812	273,304	31,828	209,326	15,448	57,072	47,024	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,007,445	170,433	13,634	548,951	55,720	102,042	257,324	(3,078)

Investment activity:	OppGlobA	OppStrIncA	OppGlSec4	PhxBalFd	PimTotRetA	PutIntlEq	PutVoyager	TemForeign
Reinvested dividends	$118,517	47,916	96,089	21,353	167,476	154	–	73,026
Mortality and expense risk charges (note 2)	(152,031)	(8,476)	(105,414)	(12,168)	(42,012)	(82)	(669)	(58,808)

Net investment income (loss)	(33,514)	39,440	(9,325)	9,185	125,464	72	(669)	14,218

Proceeds from mutual fund shares sold	3,286,559	118,412	1,622,316	184,093	921,923	86	24,624	1,289,141
Cost of mutual fund shares sold	(2,035,816)	(115,974)	(1,120,273)	(159,948)	(960,148)	(55)	(20,982)	(930,524)

Realized gain (loss) on investments	1,250,743	2,438	502,043	24,145	(38,225)	31	3,642	358,617
Change in unrealized gain (loss) on investments	(1,244,434)	12,169	(508,626)	(54,297)	131,321	(645)	(944)	(661,938)

Net gain (loss) on investments	6,309	14,607	(6,583)	(30,152)	93,096	(614)	2,698	(303,321)

Reinvested capital gains	629,568	–	418,008	59,797	23,374	912	–	988,182

Net increase (decrease) in contract owners’ equity resulting from operations	$602,363	54,047	402,100	38,830	241,934	370	2,029	699,079

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	Dry3dCen	VKGroInc	VKMidCapGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc	WFGrowth
Reinvested dividends	$3,816	63,317	–	30,314	–	25,941	956	–
Mortality and expense risk charges (note 2)	(11,844)	(39,395)	(13,490)	(30,166)	(3,556)	(55,214)	(2,301)	(6,485)

Net investment income (loss)	(8,028)	23,922	(13,490)	148	(3,556)	(29,273)	(1,345)	(6,485)

Proceeds from mutual fund shares sold	115,609	631,442	347,937	1,866,582	211,881	1,181,677	97,879	257,279
Cost of mutual fund shares sold	(106,990)	(507,091)	(325,570)	(1,535,568)	(202,902)	(932,568)	(83,018)	(222,648)

Realized gain (loss) on investments	8,619	124,351	22,367	331,014	8,979	249,109	14,861	34,631
Change in unrealized gain (loss) on investments	53,815	(262,524)	22,190	(1,165,651)	(21,762)	(530,091)	(8,381)	79,411

Net gain (loss) on investments	62,434	(138,173)	44,557	(834,637)	(12,783)	(280,982)	6,480	114,042

Reinvested capital gains	–	154,336	162,249	430,224	34,680	677,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$54,406	40,085	193,316	(404,265)	18,341	366,883	5,135	107,557

Investment activity:	WFLgCpGr	WFMidCpGr
Reinvested dividends	$–	–
Mortality and expense risk charges (note 2)	(25,673)	(4,372)

Net investment income (loss)	(25,673)	(4,372)

Proceeds from mutual fund shares sold	432,140	142,336
Cost of mutual fund shares sold	(344,367)	(140,789)

Realized gain (loss) on investments	87,773	1,547
Change in unrealized gain (loss) on investments	235,259	(25,872)

Net gain (loss) on investments	323,032	(24,325)

Reinvested capital gains	–	75,341

Net increase (decrease) in contract owners’ equity resulting from operations	$297,359	46,644

See accompanying notes to financial statements.

12

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBalance		AIMDynam		AIMSCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,135,547	797,505	2,120	2,616	(86,459)	(80,616)	(5,900)	(5,171)
Realized gain (loss) on investments	7,332,993	(503,657)	7,686	7,503	631,783	299,697	5,313	(23,240)
Change in unrealized gain (loss) on investments	1,624,475	18,740,537	(7,136)	12,394	155,189	625,070	(9,150)	(16,411)
Reinvested capital gains	19,775,803	15,798,752	–	–	–	–	52,919	33,100

Net increase (decrease) in contract owners’ equity resulting from operations	29,868,818	34,833,137	2,670	22,513	700,513	844,151	43,182	(11,722)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,350,704	32,346,562	672	48,819	380,090	538,595	13,653	81,788
Transfers between funds	–	–	(53,893)	(118,804)	350,269	(166,325)	86,302	466,133
Redemptions (note 3)	(69,534,612)	(59,456,305)	(15,041)	(34,563)	(1,149,363)	(785,672)	(114,101)	(63,060)
Annuity benefits	(11,771)	(10,955)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(308,725)	(336,146)	–	–	(6,713)	(7,019)	–	–
Contingent deferred sales charges (note 2)	(238,776)	(224,610)	(89)	(100)	(4,036)	(3,808)	(1,563)	(189)
Adjustments to maintain reserves	(11,581)	6,452	–	(10)	(59)	(134)	26	1,116

Net equity transactions	(43,754,761)	(27,675,002)	(68,351)	(104,658)	(429,812)	(424,363)	(15,683)	485,788

Net change in contract owners’ equity	(13,885,943)	7,158,135	(65,681)	(82,145)	270,701	419,788	27,499	474,066
Contract owners’ equity beginning of period	355,699,377	348,541,242	225,370	307,515	6,513,896	6,094,108	474,066	–

Contract owners’ equity end of period	$341,813,434	355,699,377	159,689	225,370	6,784,597	6,513,896	501,565	474,066

CHANGES IN UNITS:
Beginning units	18,895,154	20,043,511	20,074	29,943	618,013	672,720	46,426	–

Units purchased	3,908,575	5,509,615	267	7,148	91,381	144,639	14,488	92,504
Units redeemed	(5,734,626)	(6,657,972)	(6,262)	(17,017)	(128,302)	(199,346)	(16,302)	(46,078)

Ending units	17,069,103	18,895,154	14,079	20,074	581,092	618,013	44,612	46,426

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMSmCoGr		ACGro		ACIncGroA		ACIncGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	(1,947)	(93,723)	(98,015)	715	11,761	6,971	36,106
Realized gain (loss) on investments	–	134,390	(729,956)	(823,407)	83,098	107,554	117,465	(55,782)
Change in unrealized gain (loss) on investments	–	(58,404)	2,091,226	1,434,086	(437,768)	138,127	(848,845)	676,030
Reinvested capital gains	–	–	–	–	301,221	120,913	669,840	304,587

Net increase (decrease) in contract owners’ equity resulting from operations	–	74,039	1,267,547	512,664	(52,734)	378,355	(54,569)	960,941

Equity transactions:
Purchase payments received from contract owners (note 3)	–	16,011	283,864	444,904	310,183	218,114	305,613	451,242
Transfers between funds	–	(877,210)	(6,084)	(71,111)	(25,020)	(400,216)	(123,705)	(250,745)
Redemptions (note 3)	–	(49,151)	(1,641,910)	(1,097,524)	(382,402)	(188,895)	(1,315,486)	(1,297,800)
Annuity benefits	–	–	(11,372)	(10,601)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(8,844)	(10,112)	–	–	(8,706)	(9,892)
Contingent deferred sales charges (note 2)	–	(5)	(3,267)	(2,580)	(3,732)	(2,453)	(2,520)	(793)
Adjustments to maintain reserves	–	(1)	(13,438)	4,228	(31)	(110)	5	(9)

Net equity transactions	–	(910,356)	(1,401,051)	(742,796)	(101,002)	(373,560)	(1,144,799)	(1,107,997)

Net change in contract owners’ equity	–	(836,317)	(133,504)	(230,132)	(153,736)	4,795	(1,199,368)	(147,056)
Contract owners’ equity beginning of period	–	836,317	8,095,710	8,325,842	2,684,228	2,679,433	6,745,819	6,892,875

Contract owners’ equity end of period	$–	–	7,962,206	8,095,710	2,530,492	2,684,228	5,546,451	6,745,819

CHANGES IN UNITS:
Beginning units	–	116,299	221,404	218,579	246,562	283,932	302,858	357,908

Units purchased	–	22,635	26,718	133,073	48,177	57,241	25,273	32,428
Units redeemed	–	(138,934)	(68,363)	(130,248)	(58,065)	(94,611)	(75,080)	(87,478)

Ending units	–	–	179,759	221,404	236,674	246,562	253,051	302,858

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACIntlGrA		ACIntlGr		ACSTGvt		ACUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,551)	(1,939)	(12,061)	(9,427)	88,050	84,968	(145,206)	(174,316)
Realized gain (loss) on investments	24,494	21,014	178,030	157,316	(32,283)	(23,152)	(501,586)	(1,964,883)
Change in unrealized gain (loss) on investments	9,997	49,867	(10,612)	202,427	78,165	14,597	(55,209)	564,132
Reinvested capital gains	16,399	–	77,194	–	–	–	2,772,086	835,593

Net increase (decrease) in contract owners’ equity resulting from operations	48,339	68,942	232,551	350,316	133,932	76,413	2,070,085	(739,474)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	(8)	91	312,314	268,335	489,070	782,715
Transfers between funds	(16,687)	(53,253)	(23,258)	(102,166)	(243,021)	(170,844)	(899,590)	(1,312,598)
Redemptions (note 3)	(37,772)	(17,261)	(318,846)	(269,888)	(373,611)	(335,785)	(2,228,309)	(2,737,375)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,068)	(2,303)	(1,946)	(2,237)	(13,505)	(16,636)
Contingent deferred sales charges (note 2)	(545)	(646)	(364)	(512)	(1,153)	(1,214)	(6,929)	(7,570)
Adjustments to maintain reserves	(4)	(23)	(37)	11	4,061	(58)	(61)	(191)

Net equity transactions	(55,008)	(71,183)	(344,581)	(374,767)	(303,356)	(241,803)	(2,659,324)	(3,291,655)

Net change in contract owners’ equity	(6,669)	(2,241)	(112,030)	(24,451)	(169,424)	(165,390)	(589,239)	(4,031,129)
Contract owners’ equity beginning of period	330,497	332,738	1,641,978	1,666,429	2,733,820	2,899,210	12,041,818	16,072,947

Contract owners’ equity end of period	$323,828	330,497	1,529,948	1,641,978	2,564,396	2,733,820	11,452,579	12,041,818

CHANGES IN UNITS:
Beginning units	34,049	42,287	58,486	73,235	158,143	169,897	791,122	1,011,426

Units purchased	–	–	–	5	58,270	28,146	48,968	70,507
Units redeemed	(5,192)	(8,238)	(11,397)	(14,754)	(75,614)	(39,900)	(210,075)	(290,811)

Ending units	28,857	34,049	47,089	58,486	140,799	158,143	630,015	791,122

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt4		CSGIobFixInc		CSMidCpGr		DelDelchester
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(24,847)	(3,635)	31,004	9,651	(38,659)	(45,415)	31,652	26,675
Realized gain (loss) on investments	178,952	67,813	(13,000)	(31,766)	78,624	(122,031)	47	3,367
Change in unrealized gain (loss) on investments	263,659	250,816	23,418	59,417	253,625	184,760	(30,072)	18,481
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	417,764	314,994	41,422	37,302	293,590	17,314	1,627	48,523

Equity transactions:
Purchase payments received from contract owners (note 3)	438,971	320,255	53,830	48,812	139,768	171,668	25,950	29,147
Transfers between funds	1,277,960	1,090,766	105,323	(101,714)	(231,175)	(321,519)	(32,957)	27,751
Redemptions (note 3)	(519,266)	(143,642)	(208,572)	(264,738)	(601,387)	(526,224)	(53,308)	(62,733)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,656)	(981)	(873)	(1,012)	(3,444)	(4,173)	(574)	(622)
Contingent deferred sales charges (note 2)	(5,506)	(318)	(997)	(323)	(883)	(1,022)	–	(168)
Adjustments to maintain reserves	(64)	(62)	(23)	12	(5)	(29)	19	197

Net equity transactions	1,190,439	1,266,018	(51,312)	(318,963)	(697,126)	(681,299)	(60,870)	(6,428)

Net change in contract owners’ equity	1,608,203	1,581,012	(9,890)	(281,661)	(403,536)	(663,985)	(59,243)	42,095
Contract owners’ equity beginning of period	2,215,512	634,500	730,372	1,012,033	3,131,298	3,795,283	454,075	411,980

Contract owners’ equity end of period	$3,823,715	2,215,512	720,482	730,372	2,727,762	3,131,298	394,832	454,075

CHANGES IN UNITS:
Beginning units	142,961	50,510	49,753	71,866	200,167	243,568	26,667	27,252

Units purchased	122,456	120,692	18,103	15,896	12,528	14,602	6,937	7,173
Units redeemed	(53,451)	(28,241)	(21,839)	(38,009)	(54,357)	(58,003)	(10,572)	(7,758)

Ending units	211,966	142,961	46,017	49,753	158,338	200,167	23,032	26,667

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryABonds		DryApp		DryELead		DryBalOpp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,792	80,814	3,273	8,819	(228)	(498)	15,455	7,743
Realized gain (loss) on investments	(5,216)	(9,017)	348,927	215,884	(1,129)	9,535	16,543	307
Change in unrealized gain (loss) on investments	(25,322)	(11,288)	(238,338)	252,464	(2,003)	(12,698)	(235,757)	137,281
Reinvested capital gains	–	–	122,655	195,512	2,015	4,982	268,917	360

Net increase (decrease) in contract owners’ equity resulting from operations	44,254	60,509	236,517	672,679	(1,345)	1,321	65,158	145,691

Equity transactions:
Purchase payments received from contract owners (note 3)	113,200	156,740	285,119	371,651	–	–	98,684	117,497
Transfers between funds	45,305	(152,661)	(366,333)	(790,582)	–	(26,293)	27,168	(46,987)
Redemptions (note 3)	(486,646)	(511,358)	(781,168)	(582,207)	(9,933)	(37,682)	(249,073)	(278,363)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,534)	(2,913)	(3,414)	(3,703)	–	–	(1,266)	(1,418)
Contingent deferred sales charges (note 2)	(398)	(1,408)	(3,517)	(2,631)	–	–	(1,365)	(1,243)
Adjustments to maintain reserves	24	14	(54)	(101)	(15)	4	203	1,494

Net equity transactions	(331,049)	(511,586)	(869,367)	(1,007,573)	(9,948)	(63,971)	(125,649)	(209,020)

Net change in contract owners’ equity	(286,795)	(451,077)	(632,850)	(334,894)	(11,293)	(62,650)	(60,491)	(63,329)
Contract owners’ equity beginning of period	2,279,940	2,731,017	5,045,604	5,380,498	22,618	85,268	1,883,248	1,946,577

Contract owners’ equity end of period	$1,993,145	2,279,940	4,412,754	5,045,604	11,325	22,618	1,822,757	1,883,248

CHANGES IN UNITS:
Beginning units	145,007	178,348	405,513	501,974	1,754	7,031	176,376	197,213

Units purchased	20,380	12,388	39,556	48,656	–	344	17,509	15,973
Units redeemed	(41,217)	(45,729)	(106,342)	(145,117)	(748)	(5,621)	(29,405)	(36,810)

Ending units	124,170	145,007	338,727	405,513	1,006	1,754	164,480	176,376

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DrySP500Ix		EvEqInc		FedEqIncome		FedHiYld
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$24,635	13,705	2,107	10,294	1,857	1,823	135,685	147,554
Realized gain (loss) on investments	200,490	(340,095)	20,254	69,402	16,443	13,101	(3,794)	(39,561)
Change in unrealized gain (loss) on investments	465,771	2,024,649	(81,271)	(35,633)	(19,771)	10,904	(80,035)	112,493
Reinvested capital gains	1,765	587,351	76,290	104,047	4,100	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	692,661	2,285,610	17,380	148,110	2,629	25,828	51,856	220,486

Equity transactions:
Purchase payments received from contract owners (note 3)	1,222,358	1,470,759	72,634	62,674	503	484	184,639	251,709
Transfers between funds	(829,744)	(120,802)	62,587	32,382	(44,743)	68,657	(505,327)	541,093
Redemptions (note 3)	(3,402,528)	(3,202,823)	(194,198)	(333,110)	(5,500)	(3,741)	(443,074)	(538,051)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(23,993)	(27,472)	(1,312)	(1,582)	–	–	(1,606)	(1,537)
Contingent deferred sales charges (note 2)	(4,500)	(7,060)	(507)	(1,181)	(32)	(97)	(863)	(3,669)
Adjustments to maintain reserves	(65)	40	3	(44)	(6)	(28)	(39)	103

Net equity transactions	(3,038,472)	(1,887,358)	(60,793)	(240,861)	(49,778)	65,275	(766,270)	249,648

Net change in contract owners’ equity	(2,345,811)	398,252	(43,413)	(92,751)	(47,149)	91,103	(714,414)	470,134
Contract owners’ equity beginning of period	18,393,389	17,995,137	992,926	1,085,677	183,970	92,867	2,507,604	2,037,470

Contract owners’ equity end of period	$16,047,578	18,393,389	949,513	992,926	136,821	183,970	1,793,190	2,507,604

CHANGES IN UNITS:
Beginning units	560,996	624,278	35,468	44,806	17,923	11,009	194,727	173,763

Units purchased	64,979	89,671	8,324	6,631	48	11,186	74,546	107,710
Units redeemed	(153,778)	(152,953)	(10,425)	(15,969)	(4,750)	(4,272)	(132,927)	(86,746)

Ending units	472,197	560,996	33,367	35,468	13,221	17,923	136,346	194,727

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedIntCorpBd		FedBdFd		FidABalA		FidABalT
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$28,870	25,341	88,677	96,718	3,375	4,295	3,248	5,057
Realized gain (loss) on investments	(6,694)	(4,970)	(15,851)	13,628	24,261	10,021	18,742	15,449
Change in unrealized gain (loss) on investments	11,593	1,492	4,974	(12,585)	(26,386)	12,639	(40,614)	27,737
Reinvested capital gains	–	–	–	–	40,136	30,912	103,047	68,460

Net increase (decrease) in contract owners’ equity resulting from operations	33,769	21,863	77,800	97,761	41,386	57,867	84,423	116,703

Equity transactions:
Purchase payments received from contract owners (note 3)	135,209	53,260	161,927	227,381	11,328	11,777	128,248	136,745
Transfers between funds	72,362	(106,469)	277,204	(41,918)	39,781	(37,516)	27,027	26,467
Redemptions (note 3)	(168,530)	(91,532)	(464,174)	(501,299)	(133,210)	(119,967)	(107,138)	(158,160)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,944)	(2,257)	–	–	(1,646)	(1,790)
Contingent deferred sales charges (note 2)	(714)	(1,480)	(531)	(626)	(1,427)	(1,389)	(382)	(1,092)
Adjustments to maintain reserves	2	–	(81)	9	(37)	(45)	(11)	(4)

Net equity transactions	38,329	(146,221)	(27,599)	(318,710)	(83,565)	(147,140)	46,098	2,166

Net change in contract owners’ equity	72,098	(124,358)	50,201	(220,949)	(42,179)	(89,273)	130,521	118,869
Contract owners’ equity beginning of period	725,837	850,195	2,175,503	2,396,452	565,605	654,878	1,264,717	1,145,848

Contract owners’ equity end of period	$797,935	725,837	2,225,704	2,175,503	523,426	565,605	1,395,238	1,264,717

CHANGES IN UNITS:
Beginning units	54,941	66,370	139,144	159,931	48,763	62,215	73,978	73,624

Units purchased	24,064	7,388	41,255	27,934	4,525	1,187	12,432	15,684
Units redeemed	(21,079)	(18,817)	(42,088)	(48,721)	(11,187)	(14,639)	(9,999)	(15,330)

Ending units	57,926	54,941	138,311	139,144	42,101	48,763	76,411	73,978

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidAEGroA		FidAEqIncA		FidAEqIncT		FidAGrOppA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,241)	(9,712)	(3,373)	(22)	(21,313)	(11,664)	(7,277)	(7,422)
Realized gain (loss) on investments	70,859	38,008	210,627	231,731	372,231	151,818	32,679	44,529
Change in unrealized gain (loss) on investments	194,202	11,956	(508,785)	213,060	(637,618)	315,136	90,174	(27,067)
Reinvested capital gains	–	–	414,769	162,706	399,243	166,017	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	251,820	40,252	113,238	607,475	112,543	621,307	115,576	10,040

Equity transactions:
Purchase payments received from contract owners (note 3)	155,830	184,113	483,048	500,001	300,602	425,766	73,099	60,752
Transfers between funds	188,776	(100,157)	(160,420)	(394,818)	(64,265)	36,664	56,272	(300,782)
Redemptions (note 3)	(88,004)	(145,708)	(595,248)	(466,214)	(1,071,773)	(791,227)	(136,697)	(151,845)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(5,467)	(5,425)	–	–
Contingent deferred sales charges (note 2)	(1,495)	(3,471)	(6,113)	(7,469)	(4,879)	(2,623)	(2,189)	(486)
Adjustments to maintain reserves	(28)	(59)	(80)	(145)	25	(26)	(36)	(25)

Net equity transactions	255,079	(65,282)	(278,813)	(368,645)	(845,757)	(336,871)	(9,551)	(392,386)

Net change in contract owners’ equity	506,899	(25,030)	(165,575)	238,830	(733,214)	284,436	106,025	(382,346)
Contract owners’ equity beginning of period	894,569	919,599	4,428,184	4,189,354	4,558,425	4,273,989	576,813	959,159

Contract owners’ equity end of period	$1,401,468	894,569	4,262,609	4,428,184	3,825,211	4,558,425	682,838	576,813

CHANGES IN UNITS:
Beginning units	125,406	135,715	286,632	313,369	185,763	200,850	70,456	121,384

Units purchased	69,274	30,674	47,771	53,223	17,476	33,105	24,615	83,120
Units redeemed	(36,836)	(40,983)	(64,449)	(79,960)	(50,415)	(48,192)	(26,422)	(134,048)

Ending units	157,844	125,406	269,954	286,632	152,824	185,763	68,649	70,456

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidAGrOppT		FidAHiIncT		FidAOvA		FidAsMgr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,340)	(47,293)	94,934	126,176	17	(1,042)	42,045	44,341
Realized gain (loss) on investments	143,014	(235,342)	93,843	32,868	115	44,169	55,136	33,443
Change in unrealized gain (loss) on investments	593,713	390,832	(150,012)	151,691	1,189	(27,137)	(121,428)	(10,071)
Reinvested capital gains	–	–	–	–	1,410	859	149,123	133,887

Net increase (decrease) in contract owners’ equity resulting from operations	688,387	108,197	38,765	310,735	2,731	16,849	124,876	201,600

Equity transactions:
Purchase payments received from contract owners (note 3)	192,508	250,429	–	–	–	–	122,311	176,128
Transfers between funds	316,293	(223,642)	(295,400)	(132,184)	–	(131,805)	(44,282)	(111,545)
Redemptions (note 3)	(667,354)	(849,782)	(541,983)	(499,821)	(108)	(68,381)	(481,402)	(926,385)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,426)	(6,418)	(1,697)	(2,045)	–	–	(3,680)	(4,166)
Contingent deferred sales charges (note 2)	(1,177)	(2,063)	(2,455)	(647)	(5)	(1,672)	(597)	(911)
Adjustments to maintain reserves	(25)	(38)	(24)	234	1	(8)	(42)	24

Net equity transactions	(165,181)	(831,514)	(841,559)	(634,463)	(112)	(201,866)	(407,692)	(866,855)

Net change in contract owners’ equity	523,206	(723,317)	(802,794)	(323,728)	2,619	(185,017)	(282,816)	(665,255)
Contract owners’ equity beginning of period	3,475,475	4,198,792	2,245,182	2,568,910	17,610	202,627	2,554,173	3,219,428

Contract owners’ equity end of period	$3,998,681	3,475,475	1,442,388	2,245,182	20,229	17,610	2,271,357	2,554,173

CHANGES IN UNITS:
Beginning units	235,646	294,745	118,500	153,451	1,467	19,671	114,369	155,360

Units purchased	52,311	36,102	13,418	8,611	–	–	6,960	10,904
Units redeemed	(64,364)	(95,201)	(55,875)	(43,562)	(8)	(18,204)	(24,411)	(51,895)

Ending units	223,593	235,646	76,043	118,500	1,459	1,467	96,918	114,369

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidCapInc		FidEqInc		FidMgln		FidPurtn
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$19,595	22,885	36,179	37,211	(132,967)	(139,385)	132,259	160,697
Realized gain (loss) on investments	(5,839)	(8,611)	516,280	126,772	(1,584,652)	(1,475,735)	166,945	43,164
Change in unrealized gain (loss) on investments	(3,031)	36,685	(998,260)	979,861	2,366,014	(1,456,646)	(540,884)	582,298
Reinvested capital gains	–	–	545,321	643,235	1,772,537	3,996,272	684,869	399,630

Net increase (decrease) in contract owners’ equity resulting from operations	10,725	50,959	99,520	1,787,079	2,420,932	924,506	443,189	1,185,789

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	508,703	609,006	584,194	606,671	370,126	397,080
Transfers between funds	–	–	(238,078)	25,430	(576,457)	(877,559)	(13,981)	82,662
Redemptions (note 3)	(75,628)	(69,087)	(2,221,831)	(1,761,538)	(3,339,207)	(3,402,694)	(1,966,912)	(1,899,373)
Annuity benefits	–	–	(399)	(354)	–	–	–	–
Annual contract maintenance charges (note 2)	(668)	(772)	(12,630)	(12,910)	(20,417)	(23,409)	(9,565)	(10,437)
Contingent deferred sales charges (note 2)	(48)	(18)	(2,385)	(1,663)	(4,015)	(4,970)	(2,979)	(5,645)
Adjustments to maintain reserves	(115)	95	182	(223)	(92)	(630)	(1,006)	44

Net equity transactions	(76,459)	(69,782)	(1,966,438)	(1,142,252)	(3,355,994)	(3,702,591)	(1,624,317)	(1,435,669)

Net change in contract owners’ equity	(65,734)	(18,823)	(1,866,918)	644,827	(935,062)	(2,778,085)	(1,181,128)	(249,880)
Contract owners’ equity beginning of period	459,068	477,891	11,179,974	10,535,147	15,685,270	18,463,355	9,525,181	9,775,061

Contract owners’ equity end of period	$393,334	459,068	9,313,056	11,179,974	14,750,208	15,685,270	8,344,053	9,525,181

CHANGES IN UNITS:
Beginning units	5,826	6,767	93,962	104,705	510,739	636,228	286,741	333,373

Units purchased	–	–	7,974	12,791	27,870	32,752	18,275	23,903
Units redeemed	(954)	(941)	(23,723)	(23,534)	(129,061)	(158,241)	(65,305)	(70,535)

Ending units	4,872	5,826	78,213	93,962	409,548	510,739	239,711	286,741

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHI		FidVIPOvS2R		FranMutSer		FranSmMCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,641	1,432	57,079	(14,425)	122,685	47,110	(26,482)	(27,665)
Realized gain (loss) on investments	(36)	(68)	183,733	69,923	542,593	571,601	227,519	193,470
Change in unrealized gain (loss) on investments	(1,271)	685	(13,684)	248,150	(833,929)	169,748	(280,852)	(183,901)
Reinvested capital gains	–	–	197,910	8,192	327,418	585,067	315,196	167,436

Net increase (decrease) in contract owners’ equity resulting from operations	334	2,049	425,038	311,840	158,767	1,373,526	235,381	149,340

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	338,723	458,852	1,198,333	984,408	109,319	241,659
Transfers between funds	–	–	664,029	1,374,378	609,899	539,551	(376,390)	(296,576)
Redemptions (note 3)	–	–	(660,891)	(202,673)	(1,762,785)	(1,622,527)	(387,976)	(190,074)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(16)	(17)	(1,560)	(805)	(5,874)	(5,278)	–	–
Contingent deferred sales charges (note 2)	–	–	(6,536)	(558)	(12,505)	(7,797)	(2,973)	(1,332)
Adjustments to maintain reserves	(14)	(11)	(47)	(13)	3	(207)	(47)	(90)

Net equity transactions	(30)	(28)	333,718	1,629,181	27,071	(111,850)	(658,067)	(246,413)

Net change in contract owners’ equity	304	2,021	758,756	1,941,021	185,838	1,261,676	(422,686)	(97,073)
Contract owners’ equity beginning of period	22,924	20,903	2,832,836	891,815	9,777,596	8,515,920	2,392,681	2,489,754

Contract owners’ equity end of period	$23,228	22,924	3,591,592	2,832,836	9,963,434	9,777,596	1,969,995	2,392,681

CHANGES IN UNITS:
Beginning units	873	874	188,000	68,873	511,413	517,613	289,296	319,814

Units purchased	–	–	96,602	150,632	138,919	124,644	35,759	76,226
Units redeemed	(1)	(1)	(78,506)	(31,505)	(134,894)	(130,844)	(108,736)	(106,744)

Ending units	872	873	206,096	188,000	515,438	511,413	216,319	289,296

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPForSec3		FranBSInv		JAdvBal		JAdvIntlGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$39,037	1,577	(12,293)	8,414	15,350	3,959	908	(225)
Realized gain (loss) on investments	348,877	151,282	193,879	330,692	71,941	75,367	1,991	991
Change in unrealized gain (loss) on investments	13,966	506,979	(825,034)	(61,434)	(71,849)	(53,954)	10,190	19,861
Reinvested capital gains	213,735	–	401,998	269,546	84,892	87,095	2,915	–

Net increase (decrease) in contract owners’ equity resulting from operations	615,615	659,838	(241,450)	547,218	100,334	112,467	16,004	20,627

Equity transactions:
Purchase payments received from contract owners (note 3)	791,643	653,384	644,183	874,483	42,445	61,024	–	–
Transfers between funds	45,605	706,842	64,263	135,575	(91,626)	(122,612)	–	(316)
Redemptions (note 3)	(1,096,541)	(720,554)	(595,466)	(443,833)	(180,457)	(202,251)	(2,848)	(1,402)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,713)	(2,108)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(5,001)	(865)	(5,459)	(2,927)	(1,971)	(722)	(63)	–
Adjustments to maintain reserves	(25)	(11)	(8)	(177)	(77)	(30)	(39)	(7)

Net equity transactions	(267,032)	636,688	107,513	563,121	(231,686)	(264,591)	(2,950)	(1,725)

Net change in contract owners’ equity	348,583	1,296,526	(133,937)	1,110,339	(131,352)	(152,124)	13,054	18,902
Contract owners’ equity beginning of period	4,224,492	2,927,966	4,641,285	3,530,946	1,265,873	1,417,997	67,660	48,758

Contract owners’ equity end of period	$4,573,075	4,224,492	4,507,348	4,641,285	1,134,521	1,265,873	80,714	67,660

CHANGES IN UNITS:
Beginning units	280,958	233,560	200,922	175,926	106,188	129,865	4,626	4,763

Units purchased	84,765	119,830	60,165	92,034	11,210	13,346	–	–
Units redeemed	(98,880)	(72,432)	(57,011)	(67,038)	(29,699)	(37,023)	(195)	(137)

Ending units	266,843	280,958	204,076	200,922	87,699	106,188	4,431	4,626

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAdWrld		JanFund		Jan20Fd		JanWrldwde
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,430)	3,497	(61,312)	(71,667)	(253,899)	(158,074)	(47,341)	(2,578)
Realized gain (loss) on investments	28,005	27,911	(202,434)	(729,950)	(1,638,113)	(2,445,846)	(124,314)	(979,822)
Change in unrealized gain (loss) on investments	18,821	44,943	1,243,697	1,477,180	8,848,036	4,922,161	626,132	1,860,969
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	41,396	76,351	979,951	675,563	6,956,024	2,318,241	454,477	878,569

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	406,451	474,302	963,584	1,194,343	–	4,352
Transfers between funds	(41,246)	(89,940)	(143,264)	(404,696)	509,256	(1,061,458)	(166,001)	(559,426)
Redemptions (note 3)	(43,152)	(61,599)	(1,328,738)	(1,024,574)	(4,659,705)	(3,253,499)	(880,303)	(907,279)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,994)	(12,299)	(31,689)	(35,369)	(8,465)	(9,460)
Contingent deferred sales charges (note 2)	(110)	(591)	(2,224)	(3,592)	(6,597)	(10,723)	(1,057)	(2,516)
Adjustments to maintain reserves	(40)	(23)	(51)	(83)	(112)	(48)	(30)	7

Net equity transactions	(84,548)	(152,153)	(1,078,820)	(970,942)	(3,225,263)	(3,166,754)	(1,055,856)	(1,474,322)

Net change in contract owners’ equity	(43,152)	(75,802)	(98,869)	(295,379)	3,730,761	(848,513)	(601,379)	(595,753)
Contract owners’ equity beginning of period	536,746	612,548	7,573,724	7,869,103	22,841,154	23,689,667	5,786,091	6,381,844

Contract owners’ equity end of period	$493,594	536,746	7,474,855	7,573,724	26,571,915	22,841,154	5,184,712	5,786,091

CHANGES IN UNITS:
Beginning units	70,080	92,412	516,839	587,461	878,681	1,016,777	340,387	435,577

Units purchased	–	–	39,841	33,916	113,796	70,513	–	219
Units redeemed	(10,174)	(22,332)	(114,035)	(104,538)	(229,275)	(208,609)	(56,239)	(95,409)

Ending units	59,906	70,080	442,645	516,839	763,202	878,681	284,148	340,387

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LazSmCap		LBShrtDBd		MFSStratInc		NWBondD
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(34,212)	(38,192)	41,566	32,940	39,583	45,158	57,641	67,516
Realized gain (loss) on investments	(233,669)	(172,840)	(24,799)	(15,207)	(1,902)	5,634	(4,662)	435
Change in unrealized gain (loss) on investments	(259,802)	28,664	25,834	10,386	(18,310)	1,175	19,296	(15,437)
Reinvested capital gains	349,107	588,325	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(178,576)	405,957	42,601	28,119	19,371	51,967	72,275	52,514

Equity transactions:
Purchase payments received from contract owners (note 3)	260,054	296,401	85,857	43,042	43,705	123,764	105,758	149,087
Transfers between funds	(241,440)	(82,811)	47,599	56,648	49,300	(103,289)	(84,234)	(141,374)
Redemptions (note 3)	(454,546)	(673,781)	(96,864)	(175,033)	(146,541)	(181,075)	(416,002)	(320,856)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,967)	(3,064)	(1,096)	(1,187)	(893)	(1,139)	(2,187)	(2,620)
Contingent deferred sales charges (note 2)	(1,338)	(2,198)	(98)	(377)	(396)	(607)	(1,243)	(2,235)
Adjustments to maintain reserves	(78)	(9)	(242)	160	(8)	(39)	2	(107)

Net equity transactions	(440,315)	(465,462)	35,156	(76,747)	(54,833)	(162,385)	(397,906)	(318,105)

Net change in contract owners’ equity	(618,891)	(59,505)	77,757	(48,628)	(35,462)	(110,418)	(325,631)	(265,591)
Contract owners’ equity beginning of period	2,859,414	2,918,919	981,208	1,029,836	912,120	1,022,538	1,773,410	2,039,001

Contract owners’ equity end of period	$2,240,523	2,859,414	1,058,965	981,208	876,658	912,120	1,447,779	1,773,410

CHANGES IN UNITS:
Beginning units	139,652	164,638	66,778	72,068	66,662	78,799	47,041	58,803

Units purchased	18,026	44,092	34,939	11,207	9,176	13,868	5,560	4,620
Units redeemed	(38,867)	(69,078)	(32,403)	(16,497)	(13,163)	(26,005)	(18,586)	(16,382)

Ending units	118,811	139,652	69,314	66,778	62,675	66,662	34,015	47,041

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWBondInx		NWFund		NWGovBd		NWGrowthA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$10,104	8,064	(11,446)	(11,939)	120,394	133,273	(4,896)	(7,093)
Realized gain (loss) on investments	(2,630)	(3,051)	(31,321)	(192,982)	(43,875)	(95,149)	29,119	54,104
Change in unrealized gain (loss) on investments	7,057	1,629	(396,555)	270,503	151,176	68,739	49,007	(29,867)
Reinvested capital gains	–	–	752,399	546,752	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,531	6,642	313,077	612,334	227,695	106,863	73,230	17,144

Equity transactions:
Purchase payments received from contract owners (note 3)	62,022	80,725	321,717	305,112	189,252	262,686	69,756	78,957
Transfers between funds	11,220	(30,479)	(87,497)	(240,315)	(95,098)	(234,465)	30,520	(184,494)
Redemptions (note 3)	(57,125)	(30,689)	(1,037,580)	(1,053,046)	(785,581)	(772,822)	(67,119)	(154,112)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(7,184)	(8,742)	(3,276)	(3,998)	(584)	(574)
Contingent deferred sales charges (note 2)	(728)	(351)	(2,281)	(1,353)	(4,942)	(2,258)	(518)	(1,748)
Adjustments to maintain reserves	(62)	(15)	10	(138)	368	129	59	253

Net equity transactions	15,327	19,191	(812,815)	(998,482)	(699,277)	(750,728)	32,114	(261,718)

Net change in contract owners’ equity	29,858	25,833	(499,738)	(386,148)	(471,582)	(643,865)	105,344	(244,574)
Contract owners’ equity beginning of period	294,326	268,493	5,148,271	5,534,419	4,181,154	4,825,019	426,705	671,279

Contract owners’ equity end of period	$324,184	294,326	4,648,533	5,148,271	3,709,572	4,181,154	532,049	426,705

CHANGES IN UNITS:
Beginning units	22,784	21,251	63,919	81,825	281,627	332,211	35,920	59,143

Units purchased	10,123	6,819	11,004	28,403	37,971	51,773	18,926	23,209
Units redeemed	(8,965)	(5,286)	(13,231)	(46,309)	(84,642)	(102,357)	(16,821)	(46,432)

Ending units	23,942	22,784	61,692	63,919	234,956	281,627	38,025	35,920

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWGrowthD		NWIntIndx		NWIDAggr		NWIDCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,838)	(12,807)	288	238	35,160	(226)	59,814	34,142
Realized gain (loss) on investments	72,425	63,619	487	171	42,880	47,101	20,822	6,052
Change in unrealized gain (loss) on investments	57,542	(7,655)	542	3,603	(65,173)	143,241	(22,522)	19,677
Reinvested capital gains	–	–	667	624	70,374	37,558	28,646	29,522

Net increase (decrease) in contract owners’ equity resulting from operations	122,129	43,157	1,984	4,636	83,241	227,674	86,760	89,393

Equity transactions:
Purchase payments received from contract owners (note 3)	3,246	3,548	–	–	389,056	396,418	184,908	292,728
Transfers between funds	(13,103)	(97,099)	–	(256)	(40,067)	50,091	388,332	175,118
Redemptions (note 3)	(266,034)	(256,176)	(1,180)	(106)	(123,482)	(176,402)	(439,602)	(152,607)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,390)	(1,736)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,842)	(227)	(1)	(2)	(1,400)	(2,241)	(3,221)	(1,056)
Adjustments to maintain reserves	(75)	89	(25)	(9)	(68)	(39)	(28)	(42)

Net equity transactions	(279,198)	(351,601)	(1,206)	(373)	224,039	267,827	130,389	314,141

Net change in contract owners’ equity	(157,069)	(308,444)	778	4,263	307,280	495,501	217,149	403,534
Contract owners’ equity beginning of period	870,952	1,179,396	23,622	19,359	1,800,016	1,304,515	2,043,840	1,640,306

Contract owners’ equity end of period	$713,883	870,952	24,400	23,622	2,107,296	1,800,016	2,260,989	2,043,840

CHANGES IN UNITS:
Beginning units	22,617	39,806	1,781	1,811	149,364	124,879	171,840	144,727

Units purchased	44	55	–	–	32,371	43,758	56,959	44,662
Units redeemed	(4,049)	(17,244)	(91)	(30)	(14,672)	(19,273)	(47,269)	(17,549)

Ending units	18,612	22,617	1,690	1,781	167,063	149,364	181,530	171,840

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWIDMod		NWIDModAgg		NWIDModCon		NWLgCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$205,380	64,259	84,068	8,062	61,281	29,447	(9,613)	(816)
Realized gain (loss) on investments	463,012	86,590	87,003	38,568	47,399	15,127	75,361	99,840
Change in unrealized gain (loss) on investments	(433,831)	487,801	(104,315)	302,803	(55,863)	52,818	(455,083)	(49,640)
Reinvested capital gains	195,425	179,425	117,069	76,718	59,496	59,666	298,055	397,348

Net increase (decrease) in contract owners’ equity resulting from operations	429,986	818,075	183,825	426,151	112,313	157,058	(91,280)	446,732

Equity transactions:
Purchase payments received from contract owners (note 3)	552,669	1,359,945	1,170,272	722,456	190,736	495,340	291,789	346,053
Transfers between funds	(134,900)	71,023	70,744	15,895	(99,967)	167,303	(214,336)	716,498
Redemptions (note 3)	(2,329,100)	(367,677)	(518,716)	(323,571)	(241,485)	(188,877)	(504,913)	(451,775)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,203)	(1,852)
Contingent deferred sales charges (note 2)	(5,452)	(3,781)	(3,738)	(5,981)	(713)	(1,269)	(3,445)	(1,388)
Adjustments to maintain reserves	(78)	(141)	(91)	(11)	(30)	(86)	(35)	(28)

Net equity transactions	(1,916,861)	1,059,369	718,471	408,788	(151,459)	472,411	(433,143)	607,508

Net change in contract owners’ equity	(1,486,875)	1,877,444	902,296	834,939	(39,146)	629,469	(524,423)	1,054,240
Contract owners’ equity beginning of period	9,384,597	7,507,153	3,833,765	2,998,826	2,535,819	1,906,350	3,086,672	2,032,432

Contract owners’ equity end of period	$7,897,722	9,384,597	4,736,061	3,833,765	2,496,673	2,535,819	2,562,249	3,086,672

CHANGES IN UNITS:
Beginning units	778,859	685,861	317,275	280,453	209,987	169,351	189,451	149,960

Units purchased	65,767	139,758	103,288	69,826	28,673	61,452	48,343	97,864
Units redeemed	(214,980)	(46,760)	(47,054)	(33,004)	(40,979)	(20,816)	(74,691)	(58,373)

Ending units	629,646	778,859	373,509	317,275	197,681	209,987	163,103	189,451

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWMdCpMkt		NWMyMktP		NWMyMktS		NWSP500Indx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25	962	367,474	319,225	251,615	180,551	6,697	4,455
Realized gain (loss) on investments	104,446	33,062	–	–	–	–	284,346	306,170
Change in unrealized gain (loss) on investments	(125,945)	(17,687)	–	–	–	–	(204,541)	223,812
Reinvested capital gains	129,419	85,226	–	–	–	–	57,863	17,303

Net increase (decrease) in contract owners’ equity resulting from operations	107,945	101,563	367,474	319,225	251,615	180,551	144,365	551,740

Equity transactions:
Purchase payments received from contract owners (note 3)	164,758	326,421	1,592,583	2,006,408	1,538,431	1,393,475	271,472	422,445
Transfers between funds	(129,862)	300,692	2,850,513	2,573,289	653,718	3,133,469	177,870	(392,026)
Redemptions (note 3)	(240,975)	(51,070)	(4,539,361)	(3,312,847)	(1,310,963)	(2,439,129)	(983,947)	(347,821)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(15,262)	(17,230)	–	–	(2,046)	(1,897)
Contingent deferred sales charges (note 2)	(968)	(1,461)	(8,493)	(7,557)	(4,812)	(20,940)	(3,967)	(1,681)
Adjustments to maintain reserves	31	(160)	178	9	59	(204)	(100)	(122)

Net equity transactions	(207,016)	574,422	(119,842)	1,242,072	876,433	2,066,671	(540,718)	(321,102)

Net change in contract owners’ equity	(99,071)	675,985	247,632	1,561,297	1,128,048	2,247,222	(396,353)	230,638
Contract owners’ equity beginning of period	1,653,775	977,790	10,726,969	9,165,672	6,997,751	4,750,529	4,275,167	4,044,529

Contract owners’ equity end of period	$1,554,704	1,653,775	10,974,601	10,726,969	8,125,799	6,997,751	3,878,814	4,275,167

CHANGES IN UNITS:
Beginning units	114,194	73,263	446,136	393,056	640,190	449,909	429,809	460,212

Units purchased	21,419	49,367	389,152	370,389	417,775	749,734	78,706	119,229
Units redeemed	(34,266)	(8,436)	(394,047)	(317,309)	(340,993)	(559,453)	(136,990)	(149,632)

Ending units	101,347	114,194	441,241	446,136	716,972	640,190	371,525	429,809

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWSmCap		NWSmCapIx		NWValOpp		NVITIDAgg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(37,620)	(55,736)	471	1,880	(3,083)	(4,618)	7,362	6,703
Realized gain (loss) on investments	522,485	476,913	85,807	23,719	(7,329)	(3,726)	33,293	10,019
Change in unrealized gain (loss) on investments	(1,574,727)	585,239	(160,068)	24,807	(49,786)	12,010	(37,346)	56,213
Reinvested capital gains	814,715	229,009	58,677	109,884	39,736	38,523	32,690	5,951

Net increase (decrease) in contract owners’ equity resulting from operations	(275,147)	1,235,425	(15,113)	160,290	(20,462)	42,189	35,999	78,886

Equity transactions:
Purchase payments received from contract owners (note 3)	277,483	387,548	207,568	319,151	6,588	66,813	275,197	130,431
Transfers between funds	(953,541)	87,247	(407,317)	249,881	(33,880)	(94,636)	135,481	547,786
Redemptions (note 3)	(896,990)	(694,146)	(229,962)	(55,818)	(24,526)	(42,054)	(148,912)	(57,163)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,854)	(3,906)	–	–	–	–	(2,363)	(1,044)
Contingent deferred sales charges (note 2)	(1,825)	(2,963)	(1,193)	(432)	(381)	–	(682)	(140)
Adjustments to maintain reserves	(155)	(66)	(69)	(82)	(73)	(26)	14	(14)

Net equity transactions	(1,578,882)	(226,286)	(430,973)	512,700	(52,272)	(69,903)	258,735	619,856

Net change in contract owners’ equity	(1,854,029)	1,009,139	(446,086)	672,990	(72,734)	(27,714)	294,734	698,742
Contract owners’ equity beginning of period	5,654,710	4,645,571	1,458,075	785,085	293,641	321,355	980,064	281,322

Contract owners’ equity end of period	$3,800,681	5,654,710	1,011,989	1,458,075	220,907	293,641	1,274,798	980,064

CHANGES IN UNITS:
Beginning units	216,630	229,634	97,827	61,125	17,052	21,774	71,501	23,675

Units purchased	41,579	99,454	22,747	51,660	1,347	14,725	34,384	56,000
Units redeemed	(100,039)	(112,458)	(50,063)	(14,958)	(4,357)	(19,447)	(16,949)	(8,174)

Ending units	158,170	216,630	70,511	97,827	14,042	17,052	88,936	71,501

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDCon2		NVITIDMod2		NVITIDModAg2		NVITIDModCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,032	747	19,744	11,808	19,799	18,504	3,593	1,819
Realized gain (loss) on investments	24	(35)	28,821	54,352	140,479	28,186	3,261	(245)
Change in unrealized gain (loss) on investments	(817)	826	(20,146)	34,326	(82,576)	135,545	(3,575)	2,851
Reinvested capital gains	1,695	353	21,504	10,021	35,843	19,437	4,775	1,516

Net increase (decrease) in contract owners’ equity resulting from operations	2,934	1,891	49,923	110,507	113,545	201,672	8,054	5,941

Equity transactions:
Purchase payments received from contract owners (note 3)	38,695	16,374	279,645	155,604	453,270	263,571	75,598	76,483
Transfers between funds	23,449	212	262,918	331,863	200,669	1,026,335	40,337	11,692
Redemptions (note 3)	(1,719)	(1,227)	(213,632)	(372,805)	(896,921)	(187,968)	(54,422)	(26,489)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(245)	(171)	(2,896)	(1,883)	(4,169)	(2,363)	(752)	(446)
Contingent deferred sales charges (note 2)	(2)	–	(155)	(3,282)	(10,156)	(87)	(60)	(82)
Adjustments to maintain reserves	(13)	11	(17)	4	(9)	(6)	(31)	9

Net equity transactions	60,165	15,199	325,863	109,501	(257,316)	1,099,482	60,670	61,167

Net change in contract owners’ equity	63,099	17,090	375,786	220,008	(143,771)	1,301,154	68,724	67,108
Contract owners’ equity beginning of period	48,698	31,608	1,126,874	906,866	2,270,454	969,300	153,505	86,397

Contract owners’ equity end of period	$111,797	48,698	1,502,660	1,126,874	2,126,683	2,270,454	222,229	153,505

CHANGES IN UNITS:
Beginning units	4,408	2,998	91,583	81,006	172,773	83,390	13,164	7,929

Units purchased	5,550	1,620	47,315	44,041	55,512	114,419	10,771	9,740
Units redeemed	(228)	(210)	(21,785)	(33,464)	(73,810)	(25,036)	(5,694)	(4,505)

Ending units	9,730	4,408	117,113	91,583	154,475	172,773	18,241	13,164

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITJPBal		NBGen		NBGuard		NBGuardT
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,818	2,615	(180,917)	(34,864)	(19,606)	(28,629)	(1,010)	(2,530)
Realized gain (loss) on investments	15,409	7,484	1,225,353	1,483,177	208,202	91,078	9,112	36,218
Change in unrealized gain (loss) on investments	(13,072)	14,876	(431,803)	(1,687,537)	(291,467)	70,884	(26,296)	(20,871)
Reinvested capital gains	5,105	–	2,394,812	1,196,371	273,304	185,657	31,828	14,137

Net increase (decrease) in contract owners’ equity resulting from operations	9,260	24,975	3,007,445	957,147	170,433	318,990	13,634	26,954

Equity transactions:
Purchase payments received from contract owners (note 3)	36,615	37,331	977,147	1,735,546	112,560	104,915	5,900	1,792
Transfers between funds	18,360	(19,030)	(1,031,752)	(1,721,061)	(14,244)	(167,191)	60,157	(77,973)
Redemptions (note 3)	(101,523)	(29,926)	(2,846,700)	(2,910,328)	(669,365)	(462,028)	(10,185)	(35,900)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(332)	(295)	(9,568)	(11,141)	(3,299)	(3,560)	–	–
Contingent deferred sales charges (note 2)	(471)	(237)	(14,366)	(10,635)	(464)	(528)	(121)	(21)
Adjustments to maintain reserves	24	(23)	26	(214)	(31)	(4)	(35)	(30)

Net equity transactions	(47,327)	(12,180)	(2,925,213)	(2,917,833)	(574,843)	(528,396)	55,716	(112,132)

Net change in contract owners’ equity	(38,067)	12,795	82,232	(1,960,686)	(404,410)	(209,406)	69,350	(85,178)
Contract owners’ equity beginning of period	243,931	231,136	16,358,793	18,319,479	2,861,814	3,071,220	218,524	303,702

Contract owners’ equity end of period	$205,864	243,931	16,441,025	16,358,793	2,457,404	2,861,814	287,874	218,524

CHANGES IN UNITS:
Beginning units	20,618	21,649	681,574	807,488	123,393	148,320	17,972	27,967

Units purchased	4,758	4,871	80,391	158,791	7,706	9,292	5,527	190
Units redeemed	(8,534)	(5,902)	(192,525)	(284,705)	(31,334)	(34,219)	(1,266)	(10,185)

Ending units	16,842	20,618	569,440	681,574	99,765	123,393	22,233	17,972

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBPart		NBPartT		NBSocRes		OppCapApA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(62,157)	(50,446)	(5,000)	(4,950)	(10,771)	(12,407)	(25,187)	(25,913)
Realized gain (loss) on investments	640,546	409,687	56,972	54,318	72,090	27,281	81,384	170,103
Change in unrealized gain (loss) on investments	(238,764)	269,828	(11,700)	1,655	(16,349)	115,656	154,103	20,157
Reinvested capital gains	209,326	109,536	15,448	10,142	57,072	15,026	47,024	–

Net increase (decrease) in contract owners’ equity resulting from operations	548,951	738,605	55,720	61,165	102,042	145,556	257,324	164,347

Equity transactions:
Purchase payments received from contract owners (note 3)	381,404	492,281	5,264	7,536	179,015	267,588	205,531	367,619
Transfers between funds	(13,048)	(340,530)	(43,573)	7,967	182,783	793,543	(179,346)	(953,665)
Redemptions (note 3)	(1,638,870)	(1,369,788)	(200,475)	(30,926)	(235,333)	(95,409)	(150,758)	(248,993)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(7,531)	(8,445)	–	–	(251)	(184)	–	–
Contingent deferred sales charges (note 2)	(1,971)	(3,119)	(99)	(160)	(1,666)	(1,216)	(2,226)	(2,792)
Adjustments to maintain reserves	(65)	35	(21)	202	(21)	5	(57)	(65)

Net equity transactions	(1,280,081)	(1,229,566)	(238,904)	(15,381)	124,527	964,327	(126,856)	(837,896)

Net change in contract owners’ equity	(731,130)	(490,961)	(183,184)	45,784	226,569	1,109,883	130,468	(673,549)
Contract owners’ equity beginning of period	6,681,163	7,172,124	621,923	576,139	1,634,820	524,937	2,214,629	2,888,178

Contract owners’ equity end of period	$5,950,033	6,681,163	438,739	621,923	1,861,389	1,634,820	2,345,097	2,214,629

CHANGES IN UNITS:
Beginning units	174,025	208,718	42,201	43,693	120,462	43,761	260,714	360,986

Units purchased	17,595	33,596	1,740	16,345	42,358	101,129	38,568	97,939
Units redeemed	(48,987)	(68,289)	(16,769)	(17,837)	(33,684)	(24,428)	(53,582)	(198,211)

Ending units	142,633	174,025	27,172	42,201	129,136	120,462	245,700	260,714

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppChpIncA		OppGlobA		OppStrIncA		OppGlSec4
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,962	12,228	(33,514)	(81,560)	39,440	22,259	(9,325)	(29,828)
Realized gain (loss) on investments	(565)	(876)	1,250,743	1,278,404	2,438	1,369	502,043	273,987
Change in unrealized gain (loss) on investments	(17,475)	6,497	(1,244,434)	68,617	12,169	14,501	(508,626)	454,627
Reinvested capital gains	–	–	629,568	701,372	–	–	418,008	351,939

Net increase (decrease) in contract owners’ equity resulting from operations	(3,078)	17,849	602,363	1,966,833	54,047	38,129	402,100	1,050,725

Equity transactions:
Purchase payments received from contract owners (note 3)	31,349	76,351	(29)	382	138,996	123,186	1,065,285	1,631,019
Transfers between funds	31,281	(118,752)	(822,843)	(1,359,625)	136,485	(89,950)	344,150	988,017
Redemptions (note 3)	(48,786)	(20,736)	(2,297,138)	(2,394,796)	(94,307)	(92,916)	(1,714,333)	(1,064,874)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,344)	(11,883)	–	–	(5,232)	(4,478)
Contingent deferred sales charges (note 2)	(229)	(343)	(4,026)	(5,573)	(1,832)	(687)	(7,875)	(4,851)
Adjustments to maintain reserves	(27)	36	(75)	(183)	138	(19)	(22)	(139)

Net equity transactions	13,588	(63,444)	(3,134,455)	(3,771,678)	179,480	(60,386)	(318,027)	1,544,694

Net change in contract owners’ equity	10,510	(45,595)	(2,532,092)	(1,804,845)	233,527	(22,257)	84,073	2,595,419
Contract owners’ equity beginning of period	238,841	284,436	12,944,367	14,749,212	595,446	617,703	8,277,875	5,682,456

Contract owners’ equity end of period	$249,351	238,841	10,412,275	12,944,367	828,973	595,446	8,361,948	8,277,875

CHANGES IN UNITS:
Beginning units	17,997	23,082	393,370	526,968	39,653	43,760	548,551	436,757

Units purchased	5,005	7,292	–	126	20,402	11,842	131,594	246,257
Units redeemed	(3,947)	(12,377)	(89,202)	(133,724)	(8,867)	(15,949)	(151,336)	(134,463)

Ending units	19,055	17,997	304,168	393,370	51,188	39,653	528,809	548,551

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PhxBalFd		PimTotRetA		PutIntlEq		PutVoyager
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,185	9,369	125,464	119,097	72	45	(669)	(1,164)
Realized gain (loss) on investments	24,145	18,994	(38,225)	(38,377)	31	19	3,642	16,959
Change in unrealized gain (loss) on investments	(54,297)	(1,559)	131,321	(10,130)	(645)	826	(944)	(11,419)
Reinvested capital gains	59,797	82,287	23,374	13,814	912	235	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,830	109,091	241,934	84,404	370	1,125	2,029	4,376

Equity transactions:
Purchase payments received from contract owners (note 3)	61,911	71,445	308,600	287,823	–	–	16,329	13,012
Transfers between funds	(19,411)	(73,227)	225,500	(185,455)	–	–	11,673	(93,086)
Redemptions (note 3)	(109,384)	(295,755)	(813,278)	(659,407)	–	–	(22,295)	(25,544)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,271)	(1,520)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(48)	(1,431)	(6,247)	(3,752)	–	–	(448)	–
Adjustments to maintain reserves	12	(19)	148	77	(3)	(1)	(31)	(28)

Net equity transactions	(68,191)	(300,507)	(285,277)	(560,714)	(3)	(1)	5,228	(105,646)

Net change in contract owners’ equity	(29,361)	(191,416)	(43,343)	(476,310)	367	1,124	7,257	(101,270)
Contract owners’ equity beginning of period	937,643	1,129,059	3,710,444	4,186,754	5,382	4,258	62,246	163,516

Contract owners’ equity end of period	$908,282	937,643	3,667,101	3,710,444	5,749	5,382	69,503	62,246

CHANGES IN UNITS:
Beginning units	43,231	57,925	274,095	316,198	265	265	4,722	12,850

Units purchased	5,326	4,794	54,215	34,803	–	–	2,176	2,282
Units redeemed	(8,480)	(19,488)	(76,156)	(76,906)	–	–	(1,837)	(10,410)

Ending units	40,077	43,231	252,154	274,095	265	265	5,061	4,722

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TemForeign		Dry3dCen		VKGroInc		VKMidCapGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,218	43,518	(8,028)	(12,066)	23,922	13,724	(13,490)	(6,381)
Realized gain (loss) on investments	358,617	422,665	8,619	(47,433)	124,351	62,806	22,367	57,343
Change in unrealized gain (loss) on investments	(661,938)	8,670	53,815	125,307	(262,524)	144,504	22,190	(33,195)
Reinvested capital gains	988,182	423,162	–	–	154,336	183,952	162,249	37,710

Net increase (decrease) in contract owners’ equity resulting from operations	699,079	898,015	54,406	65,808	40,085	404,986	193,316	55,477

Equity transactions:
Purchase payments received from contract owners (note 3)	–	166	41,920	42,688	349,805	589,069	120,264	214,074
Transfers between funds	(456,425)	(422,824)	(648)	(118,238)	106,143	323,745	910,055	108,899
Redemptions (note 3)	(768,435)	(1,143,602)	(117,757)	(128,367)	(410,481)	(177,113)	(305,951)	(74,431)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,632)	(4,458)	(1,165)	(1,415)	–	–	–	–
Contingent deferred sales charges (note 2)	(1,783)	(2,897)	(117)	(267)	(1,136)	(2,143)	(2,300)	(516)
Adjustments to maintain reserves	(83)	35	(27)	(19)	(168)	(11)	36	(88)

Net equity transactions	(1,230,358)	(1,573,580)	(77,794)	(205,618)	44,163	733,547	722,104	247,938

Net change in contract owners’ equity	(531,279)	(675,565)	(23,388)	(139,810)	84,248	1,138,533	915,420	303,415
Contract owners’ equity beginning of period	4,999,740	5,675,305	906,072	1,045,882	3,348,357	2,209,824	767,703	464,288

Contract owners’ equity end of period	$4,468,461	4,999,740	882,684	906,072	3,432,605	3,348,357	1,683,123	767,703

CHANGES IN UNITS:
Beginning units	222,002	291,056	58,550	75,308	191,891	145,322	41,717	27,114

Units purchased	–	244	2,782	3,069	47,241	72,978	51,459	41,527
Units redeemed	(50,010)	(69,298)	(6,820)	(19,827)	(45,044)	(26,409)	(17,838)	(26,924)

Ending units	171,992	222,002	54,512	58,550	194,088	191,891	75,338	41,717

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKRealEstSec		WRAdSmCap		WFComStk		WFGrInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$148	3,928	(3,556)	(3,170)	(29,273)	(56,088)	(1,345)	(1,574)
Realized gain (loss) on investments	331,014	167,338	8,979	8,952	249,109	187,359	14,861	45,519
Change in unrealized gain (loss) on investments	(1,165,651)	393,203	(21,762)	(33,746)	(530,091)	(441,643)	(8,381)	(17,540)
Reinvested capital gains	430,224	200,071	34,680	40,101	677,138	856,909	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(404,265)	764,540	18,341	12,137	366,883	546,537	5,135	26,405

Equity transactions:
Purchase payments received from contract owners (note 3)	184,826	583,023	43,665	60,908	207,292	230,342	1,395	2,376
Transfers between funds	(1,362,318)	698,561	91,435	(16,584)	(25,457)	(49,852)	38,337	(2,443)
Redemptions (note 3)	(222,909)	(184,564)	(153,348)	(11,226)	(741,134)	(700,353)	(51,019)	(105,553)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(3,022)	(3,056)	–	–
Contingent deferred sales charges (note 2)	(2,342)	(1,520)	(263)	(417)	(1,978)	(3,785)	(940)	(2,842)
Adjustments to maintain reserves	92	(120)	(21)	(50)	684	2,986	(3)	(32)

Net equity transactions	(1,402,651)	1,095,380	(18,532)	32,631	(563,615)	(523,718)	(12,230)	(108,494)

Net change in contract owners’ equity	(1,806,916)	1,859,920	(191)	44,768	(196,732)	22,819	(7,095)	(82,089)
Contract owners’ equity beginning of period	3,282,788	1,422,868	288,219	243,451	4,298,808	4,275,989	169,326	251,415

Contract owners’ equity end of period	$1,475,872	3,282,788	288,028	288,219	4,102,076	4,298,808	162,231	169,326

CHANGES IN UNITS:
Beginning units	121,543	71,646	18,050	16,011	246,991	279,865	21,787	36,681

Units purchased	22,854	82,937	11,591	5,270	40,715	31,460	9,949	44,505
Units redeemed	(77,579)	(33,040)	(12,645)	(3,231)	(72,207)	(64,334)	(11,090)	(59,399)

Ending units	66,818	121,543	16,996	18,050	215,499	246,991	20,646	21,787

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFGrowth		WFLgCpGr		WFMidCpGr
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,485)	(3,537)	(25,673)	(26,088)	(4,372)	(5,495)
Realized gain (loss) on investments	34,631	8,533	87,773	(143,905)	1,547	30,472
Change in unrealized gain (loss) on investments	79,411	3,861	235,259	201,292	(25,872)	(37,995)
Reinvested capital gains	–	–	–	–	75,341	37,411

Net increase (decrease) in contract owners’ equity resulting from operations	107,557	8,857	297,359	31,299	46,644	24,393

Equity transactions:
Purchase payments received from contract owners (note 3)	124,816	142,874	166,310	223,946	29,528	80,358
Transfers between funds	135,008	104,967	(48,094)	(52,710)	105,630	(154,403)
Redemptions (note 3)	(111,515)	(36,772)	(402,328)	(349,363)	(79,250)	(45,569)
Annuity benefits	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,806)	(3,282)	–	–
Contingent deferred sales charges (note 2)	(1,570)	(1,048)	(651)	(643)	(904)	(652)
Adjustments to maintain reserves	(24)	(15)	(37)	(21)	(10)	(92)

Net equity transactions	146,715	210,006	(287,606)	(182,073)	54,994	(120,358)

Net change in contract owners’ equity	254,272	218,863	9,753	(150,774)	101,638	(95,965)
Contract owners’ equity beginning of period	400,625	181,762	1,910,814	2,061,588	301,104	397,069

Contract owners’ equity end of period	$654,897	400,625	1,920,567	1,910,814	402,742	301,104

CHANGES IN UNITS:
Beginning units	31,689	15,301	78,113	86,404	24,109	35,742

Units purchased	27,476	29,679	7,400	14,204	14,135	34,463
Units redeemed	(17,999)	(13,291)	(18,168)	(22,495)	(10,752)	(46,096)

Ending units	41,166	31,689	67,345	78,113	27,492	24,109

See accompanying notes to financial statements.

39

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AIM Basic Balanced Fund – Investor Class (AIMBalance)

AIM Dynamics Fund – Investor Class (AIMDynam)

AIM Small Cap Growth Fund – Investor Class (AIMSCapGr)

AIM Small Company Growth Fund – Investor Class (AIMSmCoGr)*

AIM Total Return Fund – Investor Class (AIMTotReturn)*

American Century Growth Fund – Investor Class (ACGro)

American Century Income & Growth Fund – Class A (ACIncGroA)

American Century Income & Growth Fund – Investor Class (ACIncGro)

American Century International Growth Fund – Advisor Class (ACIntlGrA)

American Century International Growth Fund – Investor Class (ACIntlGr)

American Century Short-Term Government Fund – Investor Class (ACSTGvt)

American Century Ultra® Fund – Investor Class (ACUltra)

Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – International Fund – Class IV (ACVPInt4)

Credit Suisse Global Fixed Income Fund – Common Shares (CSGIobFixInc)

Credit Suisse Mid-Cap Core Fund – Common Class

    (formerly Credit Suisse Mid Cap Growth Fund – Common Shares) (CSMidCpGr)

Delaware Delchester Fund – Institutional Class (DelDelchester)

Dreyfus A Bonds Plus, Inc. (DryABonds)

Dreyfus Appreciation Fund, Inc. (DryApp)

Dreyfus Balanced Fund, Inc. (DryBal)*

Dreyfus Emerging Leaders Fund (DryELead)

Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp)

Dreyfus S&P 500 Index Fund (DrySP500Ix)

Evergreen Equity Income Fund – Class I (EvEqInc)

Federated Equity Income Fund, Inc. – Class F Shares (FedEqIncome)

Federated High Yield Trust (FedHiYld)

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd)

Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares (FedBdFd)

Fidelity® Advisor Balanced Fund – Class A (FidABalA)

Fidelity® Advisor Balanced Fund – Class T (FidABalT)

Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA)

Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA)

Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT)

Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA)

Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT)

Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT)

Fidelity® Advisor Overseas Fund – Class A (FidAOvA)

Fidelity® Asset Manager™ (FidAsMgr)

Fidelity® Capital & Income Fund (FidCapInc)

Fidelity® Equity-Income Fund (FidEqInc)

Fidelity® Magellan® Fund (FidMgln)

Fidelity® Puritan® Fund (FidPurtn)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer)

Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A (FranBSInv)

Portfolios of the Janus Adviser Series;

    Janus Adviser Series – Balanced Fund – Class S (JAdvBal)

    Janus Adviser Series – International Growth Fund – Class S (JAdvIntlGr)

    Janus Adviser Series – Worldwide Fund – Class S (JAdWrld)

Portfolios of the Janus Equity Funds;

    Janus Equity Funds – Janus Fund (JanFund)

    Janus Equity Funds – Janus Twenty Fund (Jan20Fd)

    Janus Equity Funds – Janus Worldwide Fund (JanWrldwde)

Lazard Small Cap Portfolio – Open Shares (LazSmCap)

Lehman Brothers Short Duration Bond Fund – Investor Class

    (formerly Neuberger Berman Limited Maturity Bond Fund – Investor Class) (LBShrtDBd)

MFS® Strategic Income Fund – Class A (MFSStratInc)

Nationwide Bond Fund – Class D (formerly Gartmore Bond Fund – Class D) (NWBondD)

Nationwide Bond Index Fund – Class A

    (formerly Gartmore Bond Index Fund – Class A) (NWBondInx)

Nationwide Fund – Class D (formerly Gartmore Nationwide Fund – Class D) (NWFund)

Nationwide Government Bond Fund – Class D

    (formerly Gartmore Government Bond Fund – Class D) (NWGovBd)

Nationwide Growth Fund – Class A (formerly Gartmore Growth Fund – Class A) (NWGrowthA)

Nationwide Growth Fund – Class D (formerly Gartmore Growth Fund – Class D) (NWGrowthD)

Nationwide International Index Fund – Class A

    (formerly Gartmore International Index Fund – Class A) (NWIntIndx)

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Investor Destinations Aggressive Fund – Service Class

    (formerly Gartmore Investor Destinations Aggressive Fund – Service Class) (NWIDAggr)

Nationwide Investor Destinations Conservative Fund – Service Class

    (formerly Gartmore Investor Destinations Conservative Fund – Service Class) (NWIDCon)

Nationwide Investor Destinations Moderate Fund – Service Class

    (formerly Gartmore Investor Destinations Moderate Fund – Service Class) (NWIDMod)

Nationwide Investor Destinations Moderately Aggressive Fund – Service Class

    (formerly Gartmore Investor Destinations Moderately Aggressive Fund – Service Class)     (NWIDModAgg)

Nationwide Investor Destinations Moderately Conservative Fund – Service Class

    (formerly Gartmore Investor Destinations Moderately Conservative Fund – Service Class)

    (NWIDModCon)

Nationwide Large Cap Value Fund – Class A

    (formerly Gartmore Large Cap Value Fund – Class A) (NWLgCpVal)

Nationwide Mid Cap Market Index Fund – Class A

    (formerly Gartmore Mid Cap Market Index Fund – Class A) (NWMdCpMkt)

Nationwide Money Market Fund – Prime Shares

    (formerly Gartmore Money Market Fund – Prime Shares) (NWMyMktP)

Nationwide Money Market Fund – Service Class

    (formerly Gartmore Money Market Fund – Service Class) (NWMyMktS)

Nationwide S&P 500 Index Fund – Service Class

    (formerly Gartmore S&P 500 Index Fund – Service Class) (NWSP500Indx)

Nationwide Small Cap Fund – Class A

    (formerly Gartmore Small Cap Fund – Class A) (NWSmCap)

Nationwide Small Cap Index Fund – Class A

    (formerly Gartmore Small Cap Index Fund – Class A) (NWSmCapIx)

Nationwide Value Opportunities Fund – Class A

    (formerly Gartmore Value Opportunities Fund – Class A) (NWValOpp)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

    Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

    Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

    Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

    Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

    Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

    Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Neuberger Berman Genesis Fund – Trust Class (NBGen)

Neuberger Berman Guardian Fund – Investor Class (NBGuard)

Neuberger Berman Guardian Fund – Trust Class (NBGuardT)

Neuberger Berman Partners Fund – Investor Class (NBPart)

Neuberger Berman Partners Fund – Trust Class (NBPartT)

Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes)

Oppenheimer Capital Appreciation Fund A (OppCapApA)

Oppenheimer Champion Income Fund A (OppChpIncA)

Oppenheimer Global Fund A (OppGlobA)

Oppenheimer Strategic Income Fund A (OppStrIncA)

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4)

Phoenix Balanced Fund – Class A (PhxBalFd)

PIMCO Total Return Fund – Class A (PimTotRetA)

Putnam International Equity Fund – Class A (PutIntlEq)

Putnam Voyager Fund – Class A (PutVoyager)

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Strong Advisor Mid Cap Growth Fund – Class Z (StrMidCapGr)*

Templeton Foreign Fund – Class A (TemForeign)

The Dreyfus Premier Third Century Fund, Inc. – Class Z (Dry3dCen)

Van Kampen Growth and Income Fund – Class A (VKGroInc)

Van Kampen Mid Cap Growth Fund – Class A (VKMidCapGro)

Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec)

Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap)

Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk)

Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc)

Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth)

Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr)

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of invest- ments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distribu- tions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges – Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC	–	(0.25%)
Five Year CDSC	–	(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon	–	0.25%
In Oregon only	–	0.30%
Death Benefit Options:
Five-Year Reset	–	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issued on or after 1-2-01)	–	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)	–	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,

(iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up (for contracts issued prior to 1-2-01)	–	0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	0.45%
Option 2	–	0.30%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges (1) :	1.30%	2.55%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	AIMBalance	AIMDynam	AIMSCapGr	ACGro	ACIncGroA	ACIncGro	ACIntlGrA
0.95%	$429,125	599	6,002	1,907	1,194	8,315	–	1,545
1.00%	20,621	–	137	24	–	202	–	–
1.05%	7,801	–	431	109	366	794	–	–
1.10%	134,393	91	5,896	200	274	2,437	–	116
1.15%	47,803	40	447	180	499	786	–	280
1.20%	335,944	484	5,419	1,974	4,189	8,279	–	1,130
1.25%	61,692	105	1,591	568	355	2,666	–	127
1.30%	3,098,490	–	61,773	18	92,742	317	83,549	–
1.35%	58,642	30	1,161	104	959	857	–	58
1.40%	58,212	815	889	80	357	3,681	–	80
1.45%	142,953	346	2,253	349	2,756	2,580	–	191
1.50%	24,242	62	310	330	198	421	–	114
1.55%	7,250	32	124	41	–	208	–	–
1.60%	4,353	–	9	15	–	7	–	–
1.65%	8,519	–	17	1	–	887	–	–
1.70%	3,637	–	–	–	–	–	–	–
1.75%	458	–	–	–	–	19	–	–
1.80%	356	–	–	–	–	–	–	–
1.85%	246	–	–	–	–	–	–	–
1.90%	1,229	–	–	–	–	92	–	–
2.05%	19	2	–	–	–	–	–	–
2.10%	16	–	–	–	–	–	–	–
2.25%	18	–	–	–	–	–	–	–

Totals	$4,446,019	2,606	86,459	5,900	103,889	32,548	83,549	3,641

	ACIntlGr	ACSTGvt	ACUltra	ACVPInt4	CSGIobFixInc	CSMidCpGr	DelDelchester	DryABonds
0.95%	$–	5,721	5,644	1,508	–	–	–	–
1.00%	–	1,967	49	66	–	–	–	–
1.05%	–	–	151	43	–	–	–	–
1.10%	–	229	2,423	3,326	–	–	–	–
1.15%	–	–	229	421	–	–	–	–
1.20%	–	2,296	8,684	3,545	–	–	–	–
1.25%	–	143	445	1,547	–	–	–	–
1.30%	20,851	19,800	122,982	26,431	8,614	38,659	5,941	29,079
1.35%	–	171	1,313	599	–	–	–	–
1.40%	–	473	798	1,435	–	–	–	–
1.45%	–	2,076	2,068	626	–	–	–	–
1.50%	–	76	304	133	–	–	–	–
1.55%	–	–	30	–	–	–	–	–
1.60%	–	–	8	152	–	–	–	–
1.65%	–	121	53	1	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	15	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	24	–	–	–	–	–
1.90%	–	15	–	49	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	1	–	–	–	–	–

Totals	$20,851	33,103	145,206	39,882	8,614	38,659	5,941	29,079

	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
0.95%	$6,171	72	1,425	–	–	583	1,903	2,495
1.00%	151	–	1,390	–	–	–	77	–
1.05%	–	–	386	–	–	–	8	–
1.10%	1,504	–	368	–	–	101	1,052	1,693
1.15%	314	–	21	–	–	–	464	171
1.20%	9,676	97	2,400	–	–	946	2,596	2,726
1.25%	1,316	59	327	–	–	104	422	190
1.30%	32,661	–	14,845	231,706	13,081	–	18,985	–
(Continued)

46

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
1.35%	2,246	–	240	–	–	8	407	790
1.40%	524	–	175	–	–	–	1,340	–
1.45%	1,490	–	2,064	–	–	92	1,278	600
1.50%	1,120	–	77	–	–	1	158	38
1.55%	–	–	–	–	–	–	–	–
1.60%	97	–	3	–	–	–	74	–
1.65%	106	–	–	–	–	–	11	359
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	3	15
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	17	–	–	–	–	–	41	1
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$57,393	228	23,721	231,706	13,081	1,835	28,819	9,078

	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT	FidAGrOppA	FidAGrOppT
0.95%	$2,334	1,599	–	5,127	15,781	–	295	–
1.00%	–	–	–	108	120	–	–	–
1.05%	188	93	–	–	440	–	–	–
1.10%	425	1,665	–	456	3,968	–	679	–
1.15%	–	–	–	335	2,074	–	343	–
1.20%	1,432	368	–	3,398	10,702	–	3,478	–
1.25%	448	1,214	–	242	2,024	–	320	–
1.30%	22,345	–	17,555	28	353	57,219	75	48,340
1.35%	44	557	–	257	4,131	–	207	–
1.40%	201	49	–	960	3,515	–	550	–
1.45%	718	547	–	1,626	6,088	–	1,054	–
1.50%	–	231	–	406	1,240	–	244	–
1.55%	–	–	–	12	276	–	–	–
1.60%	–	–	–	14	178	–	–	–
1.65%	–	–	–	272	894	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	45	–	–	–
1.80%	–	–	–	–	31	–	–	–
1.85%	–	–	–	–	50	–	–	–
1.90%	11	–	–	–	93	–	32	–
2.05%	13	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$28,159	6,323	17,555	13,241	52,003	57,219	7,277	48,340

	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
0.95%	$4,530	36	–	–	–	–	–	–
1.00%	183	–	–	–	–	–	–	–
1.05%	30	–	–	–	–	–	–	–
1.10%	47	–	–	–	–	–	–	–
1.15%	208	–	–	–	–	–	–	–
1.20%	961	88	–	–	–	–	–	–
1.25%	211	–	–	–	–	–	–	–
1.30%	16,146	–	32,440	5,382	140,888	198,551	120,415	304
1.35%	49	22	–	–	–	–	–	–
1.40%	199	–	–	–	–	–	–	–
1.45%	341	62	–	–	–	–	–	–
1.50%	103	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
(Continued)

47

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
1.85%	–	–	–	–	–	–	–	–
1.90%	9	32	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$23,017	240	32,440	5,382	140,888	198,551	120,415	304

	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	JAdvBal	JAdvIntlGr	JAdWrld
0.95%	$3,959	19,556	11,270	3,714	15,153	4,769	–	1,062
1.00%	33	835	342	489	883	52	–	49
1.05%	–	112	641	67	57	–	–	–
1.10%	4,218	3,434	870	1,181	5,497	490	–	375
1.15%	494	2,837	564	1,162	1,764	180	–	–
1.20%	3,654	11,187	5,867	4,893	15,176	3,900	528	2,608
1.25%	1,604	3,850	1,258	853	3,110	951	183	489
1.30%	24,271	71,215	173	39,959	606	101	106	–
1.35%	299	3,104	714	840	3,373	849	6	323
1.40%	40	4,940	699	3,596	4,588	513	1	91
1.45%	1,230	4,969	3,048	2,047	8,039	1,304	83	1,230
1.50%	74	1,121	654	592	499	433	1	12
1.55%	–	117	39	–	178	–	–	4
1.60%	119	261	46	47	4	–	–	–
1.65%	1	935	263	82	739	243	–	69
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	32	32	–	–	–	–	–
1.85%	–	–	–	–	24	–	–	–
1.90%	–	98	2	–	–	–	14	8
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$39,996	128,603	26,482	59,522	59,690	13,785	922	6,320

	JanFund	Jan20Fd	JanWrldwde	LazSmCap	LBShrtDBd	MFSStratInc	NWBondD	NWBondInx
0.95%	$4,167	4,847	22	975	–	–	1,265	388
1.00%	47	31	61	–	–	–	71	–
1.05%	395	359	–	–	–	–	167	–
1.10%	1,267	1,684	46	25	–	–	–	197
1.15%	198	1,053	–	–	–	–	–	23
1.20%	2,565	5,839	166	535	–	–	325	1,468
1.25%	1,610	1,955	1,070	91	–	–	165	125
1.30%	86,076	287,354	73,083	31,896	14,375	11,709	17,039	54
1.35%	569	408	–	55	–	–	6	228
1.40%	110	859	–	8	–	–	–	13
1.45%	1,322	1,172	68	201	–	–	959	1,205
1.50%	418	173	2	59	–	–	–	37
1.55%	37	49	–	–	–	–	–	–
1.60%	–	38	–	269	–	–	–	85
1.65%	32	59	–	–	–	–	–	42
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	17	117	–	98	–	–	18	–
2.05%	–	–	–	–	–	–	3	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$98,830	305,997	74,518	34,212	14,375	11,709	20,018	3,865

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	NWFund	NWGovBd	NWGrowthA	NWGrowthD	NWIntIndx	NWIDAggr	NWIDCon	NWIDMod
0.95%	$531	10,374	557	415	–	3,314	13,989	37,875
1.00%	39	182	–	–	–	1,824	652	1,089
1.05%	–	45	–	–	–	–	–	–
1.10%	905	1,563	131	–	33	3,209	430	8,595
1.15%	93	189	–	–	–	1,076	291	9,692
1.20%	1,106	3,152	868	269	192	7,771	3,093	18,851
1.25%	235	54	93	–	1	218	223	3,004
1.30%	58,803	24,231	3,760	9,180	–	36	139	228
1.35%	92	856	328	4	1	1,433	1,330	1,995
1.40%	129	2,629	10	–	–	618	–	3,343
1.45%	810	1,524	280	72	66	3,053	3,109	12,097
1.50%	9	39	–	–	–	308	39	2,752
1.55%	–	–	–	–	–	–	228	1,731
1.60%	–	13	–	–	–	204	–	86
1.65%	17	–	–	–	1	68	–	712
1.70%	–	–	–	–	–	–	–	3,637
1.75%	–	–	–	–	–	–	–	202
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	49	–	–	1	–	–	25
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$62,769	44,900	6,027	9,940	295	23,132	23,523	105,914

	NWIDModAgg	NWIDModCon	NWLgCpVal	NWMdCpMkt	NWMyMktP	NWMyMktS	NWSP500Indx	NWSmCap
0.95%	$8,062	10,275	4,310	6,943	–	28,762	5,327	3,265
1.00%	514	300	312	240	–	985	548	275
1.05%	–	–	44	–	–	216	172	57
1.10%	7,178	4,885	1,994	2,060	–	16,522	4,638	1,313
1.15%	3,647	740	272	730	–	3,485	140	913
1.20%	15,184	3,810	3,205	4,229	–	15,279	11,431	3,380
1.25%	864	1,890	975	562	–	1,842	2,388	647
1.30%	331	140	24,384	72	141,376	309	17,313	54,913
1.35%	3,767	1,449	785	1,157	–	2,392	1,266	202
1.40%	1,639	2,079	22	262	–	807	79	469
1.45%	7,812	2,881	1,406	1,967	–	7,285	5,099	1,594
1.50%	2,728	300	133	529	–	1,233	2,078	16
1.55%	262	–	–	–	–	–	65	–
1.60%	486	11	12	418	–	88	108	–
1.65%	147	19	140	124	–	52	32	78
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	26	–	61	22	–
1.80%	–	–	–	–	–	–	126	–
1.85%	–	–	–	–	–	–	75	–
1.90%	28	–	–	4	–	106	–	–
2.05%	–	–	–	–	–	–	1	–
2.10%	–	–	–	16	–	–	–	–
2.25%	–	–	–	–	–	–	7	–

Totals	$52,649	28,779	37,994	19,339	141,376	79,424	50,915	67,122

	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
0.95%	$5,047	1,393	–	–	–	–	–	411
1.00%	115	105	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	745	191	–	–	–	–	–	–
1.15%	500	–	–	–	–	–	–	21
1.20%	4,155	475	–	–	–	–	–	862
1.25%	1,086	146	–	–	–	–	–	28
1.30%	74	–	14,319	1,026	17,923	27,661	2,541	958
1.35%	1,221	147	–	–	–	–	–	24
1.40%	237	1	–	–	–	–	–	–
1.45%	1,215	253	–	–	–	–	–	333
1.50%	380	51	–	–	–	–	–	–
(Continued)

49

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
1.55%	–	–	–	–	–	–	–	–
1.60%	110	321	–	–	–	–	–	–
1.65%	55	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$14,940	3,083	14,319	1,026	17,923	27,661	2,541	2,637

	NBGen	NBGuard	NBGuardT	NBPart	NBPartT	NBSocRes	OppCapApA	OppChpIncA
0.95%	$22,144	–	443	–	1,677	10,702	9,550	686
1.00%	1,053	–	59	–	394	308	202	–
1.05%	168	–	–	–	336	–	73	–
1.10%	9,507	–	252	–	115	467	1,287	–
1.15%	2,333	–	–	–	386	180	292	–
1.20%	20,845	–	1,172	–	1,399	2,553	7,340	1,319
1.25%	2,096	–	102	–	239	62	603	179
1.30%	132,389	35,784	–	82,524	–	3,411	70	163
1.35%	3,961	–	180	–	91	402	964	349
1.40%	2,942	–	8	–	–	1,143	855	10
1.45%	4,968	–	610	–	177	949	2,712	460
1.50%	570	–	1	–	28	2	722	–
1.55%	538	–	–	–	1,451	–	–	–
1.60%	156	–	–	–	–	–	121	–
1.65%	–	–	–	–	–	–	367	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	29	–
1.85%	–	–	–	–	–	–	–	–
1.90%	8	–	–	–	11	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$203,678	35,784	2,827	82,524	6,304	20,179	25,187	3,166

	OppGlobA	OppStrIncA	OppGlSec4	PhxBalFd	PimTotRetA	PutIntlEq	PutVoyager	TemForeign
0.95%	$10,357	2,211	15,510	–	13,339	–	16	10,254
1.00%	520	–	903	–	250	–	–	48
1.05%	592	86	749	–	–	–	–	63
1.10%	3,031	714	5,803	–	3,610	–	21	1,405
1.15%	1,357	482	1,690	–	1,470	–	156	–
1.20%	8,115	2,294	14,012	–	10,644	–	383	1,917
1.25%	1,798	231	4,010	–	846	–	–	129
1.30%	121,615	–	54,745	12,168	521	–	–	42,203
1.35%	837	226	1,477	–	1,433	–	23	425
1.40%	1,508	583	928	–	2,206	–	–	1,138
1.45%	1,440	1,629	4,900	–	4,140	81	57	1,058
1.50%	619	–	445	–	579	1	13	66
1.55%	108	–	–	–	1,706	–	–	–
1.60%	12	20	48	–	188	–	–	–
1.65%	26	–	136	–	966	–	–	102
1.70%	–	–	–	–	–	–	–	–
1.75%	30	–	–	–	–	–	–	–
1.80%	–	–	–	–	106	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	66	–	56	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	2	–	8	–	–	–

Totals	$152,031	8,476	105,414	12,168	42,012	82	669	58,808

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Dry3dCen	VKGroInc	VKMidCapGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc	WFGrowth
0.95%	$230	18,265	5,316	10,627	935	7,839	378	445
1.00%	–	543	223	1,012	–	559	–	–
1.05%	–	93	46	55	–	169	–	–
1.10%	5	3,033	640	2,660	442	709	–	26
1.15%	172	1,010	210	780	–	–	–	313
1.20%	928	7,262	4,285	8,291	1,353	4,782	1,493	3,640
1.25%	252	619	946	1,380	146	737	43	918
1.30%	9,910	347	77	103	–	36,978	–	–
1.35%	15	2,654	265	1,102	46	470	25	38
1.40%	–	1,947	112	690	13	119	10	13
1.45%	295	3,096	1,210	2,968	522	2,472	144	1,092
1.50%	13	209	146	156	27	320	4	–
1.55%	–	–	14	–	–	–	–	–
1.60%	–	120	–	174	72	4	155	–
1.65%	–	164	–	126	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	20	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	24	–	–	–	–	–	49	–
1.90%	–	13	–	42	–	56	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$11,844	39,395	13,490	30,166	3,556	55,214	2,301	6,485

	WFLgCpGr	WFMidCpGr
0.95%	$–	1,418
1.00%	–	–
1.05%	–	–
1.10%	–	40
1.15%	–	96
1.20%	–	1,026
1.25%	–	362
1.30%	25,673	–
1.35%	–	226
1.40%	–	84
1.45%	–	1,035
1.50%	–	85
1.55%	–	–
1.60%	–	–
1.65%	–	–
1.70%	–	–
1.75%	–	–
1.80%	–	–
1.85%	–	–
1.90%	–	–
2.05%	–	–
2.10%	–	–
2.25%	–	–

Totals	$25,673	4,372

(Continued)

51

  NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $918,080 and $1,793,231, respectively, and total transfers from the Account to the fixed account were $1,018,823 and $1,623,070, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $74,878 and $100,013 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Basic Balanced Fund – Investor Class
2007	0.95% to 2.05%	14,079	$11.44 to 11.13	$159,689	2.45%	1.48% to 0.34%
2006	0.95% to 2.05%	20,074	11.27 to 11.09	225,370	2.21%	9.62% to 8.40%
2005	0.95% to 2.05%	29,943	10.28 to 10.23	307,515	1.83%	2.82% to 2.30%	(a) (b)
AIM Dynamics Fund – Investor Class
2007	0.95% to 1.65%	581,092	8.10 to 7.67	6,784,597	0.00%	11.27% to 10.48%
2006	0.95% to 1.65%	618,013	7.28 to 6.94	6,513,896	0.00%	15.43% to 14.61%
2005	0.95% to 1.70%	672,720	6.30 to 6.04	6,094,108	0.00%	9.32% to 8.49%
2004	0.95% to 1.70%	721,091	5.77 to 5.57	6,175,372	0.00%	10.88% to 10.04%
2003	0.95% to 1.70%	833,176	5.20 to 5.06	6,557,162	0.00%	36.96% to 35.93%
AIM Small Cap Growth Fund – Investor Class
2007	0.95% to 1.65%	44,612	11.28 to 11.14	501,565	0.00%	10.32% to 9.54%
2006	0.95% to 1.60%	46,426	10.22 to 10.18	474,066	0.00%	2.24% to 1.75%	(a) (b)
AIM Small Company Growth Fund – Investor Class
2005	0.95% to 1.60%	116,299	7.28 to 7.01	836,317	0.00%	4.49% to 3.81%
2004	0.95% to 1.60%	76,283	6.96 to 6.75	526,465	0.00%	11.97% to 11.23%
2003	0.95% to 1.65%	92,094	6.22 to 6.06	569,039	0.00%	32.23% to 31.29%
AIM Total Return Fund – Investor Class
2004	0.95% to 2.05%	34,578	9.92 to 9.42	338,932	1.28%	2.76% to 1.62%
2003	0.95% to 2.05%	43,049	9.66 to 9.27	411,647	1.49%	15.31% to 14.03%
American Century Growth Fund – Investor Class
2007	0.95% to 1.50%	179,759	8.28 to 7.94	7,896,699	0.13%	17.85% to 17.19%
2006	0.95% to 1.50%	221,404	7.03 to 6.77	8,016,547	0.07%	6.92% to 6.33%
2005	0.95% to 1.50%	218,579	6.57 to 6.37	8,245,172	0.40%	3.85% to 3.27%
2004	0.95% to 1.70%	216,274	6.33 to 6.11	8,691,140	0.04%	8.86% to 8.04%
2003	0.95% to 1.70%	199,202	5.82 to 5.66	8,425,454	0.00%	23.23% to 22.30%
American Century Income & Growth Fund – Class A
2007	0.95% to 1.90%	236,674	10.88 to 10.10	2,530,492	1.28%	-1.49% to -2.44%
2006	0.95% to 1.90%	246,562	11.04 to 10.36	2,684,228	1.54%	15.76% to 14.65%
2005	0.95% to 1.90%	283,932	9.54 to 9.03	2,679,433	1.70%	3.54% to 2.55%
2004	0.95% to 1.90%	261,253	9.21 to 8.81	2,385,190	1.77%	11.64% to 10.57%
2003	0.95% to 1.90%	254,671	8.25 to 7.97	2,086,730	2.02%	28.10% to 26.88%
American Century Income & Growth Fund – Investor Class
2007	1.30%	253,051	21.92	5,546,451	1.47%	-1.60%
2006	1.30%	302,858	22.27	6,745,819	1.80%	15.66%
2005	1.30%	357,908	19.26	6,892,875	1.88%	3.43%
2004	1.30%	404,012	18.62	7,522,589	1.95%	11.51%
2003	1.30%	431,936	16.70	7,212,151	1.70%	27.94%
American Century International Growth Fund – Advisor Class
2007	0.95% to 1.50%	28,857	11.35 to 10.88	323,828	0.33%	15.78% to 15.14%
2006	0.95% to 1.50%	34,049	9.81 to 9.45	330,497	0.48%	23.53% to 22.85%
2005	0.95% to 1.50%	42,287	7.94 to 7.69	332,738	1.49%	11.99% to 11.37%
2004	0.95% to 1.50%	46,456	7.09 to 6.91	326,791	0.37%	13.95% to 13.31%
2003	0.95% to 1.90%	172,001	6.22 to 6.00	1,061,173	0.73%	23.92% to 22.74%
(Continued)

53

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century International Growth Fund – Investor Class
2007	1.30%	47,089	$32.49	$1,529,948	0.55%	15.73%
2006	1.30%	58,486	28.07	1,641,978	0.72%	23.38%
2005	1.30%	73,235	22.75	1,666,429	1.64%	11.87%
2004	1.30%	91,337	20.34	1,857,828	0.96%	13.81%
2003	1.30%	115,663	17.87	2,067,110	0.81%	23.75%

American Century Short-Term Government Fund – Investor Class
2007	0.95% to 1.90%	140,799	12.77 to 11.86	2,560,887	4.57%	5.35% to 4.34%
2006	0.95% to 1.90%	158,143	12.12 to 11.36	2,733,820	4.22%	3.02% to 2.03%
2005	0.95% to 1.90%	169,897	11.76 to 11.14	2,899,210	3.08%	0.70% to -0.26%
2004	0.95% to 1.90%	173,163	11.68 to 11.17	3,079,892	1.87%	-0.30% to -1.25%
2003	0.95% to 1.90%	194,103	11.71 to 11.31	3,453,840	2.08%	0.15% to -0.81%

American Century Ultra® Fund – Investor Class
2007	0.95% to 1.85%	630,015	8.24 to 7.68	11,452,579	0.00%	20.66% to 19.56%
2006	0.95% to 2.25%	791,122	6.83 to 8.66	12,041,818	0.00%	-4.20% to -5.45%
2005	0.95% to 2.25%	1,011,426	7.13 to 9.16	16,072,947	0.12%	1.15% to -0.17%
2004	0.95% to 2.25%	1,146,821	7.05 to 9.17	18,177,859	0.00%	9.64% to 8.20%
2003	0.95% to 2.25%	1,249,922	6.43 to 8.48	18,519,651	0.00%	24.63% to 23.00%

American Century VP – International Fund – Class IV
2007	0.95% to 1.90%	211,966	18.24 to 17.61	3,823,715	0.50%	16.77% to 15.65%
2006	0.95% to 1.90%	142,961	15.62 to 15.23	2,215,512	1.04%	23.68% to 22.50%
2005	0.95% to 1.90%	50,510	12.63 to 12.43	634,500	0.68%	11.90% to 10.83%
2004	1.05% to 1.90%	55,739	11.28 to 11.22	627,944	0.00%	12.81% to 12.17%	(a) (b)

Credit Suisse Global Fixed Income Fund – Common Shares
2007	1.30%	46,017	15.66	720,482	5.46%	6.65%
2006	1.30%	49,753	14.68	730,372	2.47%	4.24%
2005	1.30%	71,866	14.08	1,012,033	2.19%	-6.96%
2004	1.30%	65,791	15.14	995,819	7.01%	8.25%
2003	1.30%	72,744	13.98	1,017,116	13.00%	12.98%

Credit Suisse Mid-Cap Core Fund – Common Class
2007	1.30%	158,338	17.23	2,727,762	0.00%	10.13%
2006	1.30%	200,167	15.64	3,131,298	0.00%	0.39%
2005	1.30%	243,568	15.58	3,795,283	0.00%	5.52%
2004	1.30%	268,276	14.77	3,961,483	0.00%	12.10%
2003	1.30%	282,864	13.17	3,726,032	0.00%	43.47%

Delaware Delchester Fund – Institutional Class
2007	1.30%	23,032	17.14	394,832	8.86%	0.68%
2006	1.30%	26,667	17.03	454,075	7.35%	12.64%
2005	1.30%	27,252	15.12	411,980	7.90%	2.39%
2004	1.30%	40,881	14.76	603,572	6.40%	13.75%
2003	1.30%	43,328	12.98	562,391	9.96%	29.05%

Dreyfus A Bonds Plus, Inc.
2007	1.30%	124,170	16.05	1,993,145	4.86%	2.09%
2006	1.30%	145,007	15.72	2,279,940	4.52%	2.68%
2005	1.30%	178,348	15.31	2,731,017	4.56%	0.98%
2004	1.30%	213,109	15.16	3,231,535	4.18%	1.76%
2003	1.30%	231,833	14.90	3,454,549	4.07%	3.29%

Dreyfus Appreciation Fund, Inc.
2007	0.95% to 1.90%	338,727	11.33 to 10.52	4,412,754	1.28%	5.53% to 4.51%
2006	0.95% to 1.90%	405,513	10.74 to 10.07	5,045,604	1.32%	15.16% to 14.06%
2005	0.95% to 1.90%	501,974	9.32 to 8.83	5,380,498	1.37%	3.15% to 2.17%
2004	0.95% to 1.90%	499,347	9.04 to 8.64	5,249,026	1.37%	4.57% to 3.56%
2003	0.95% to 1.90%	482,126	8.64 to 8.34	4,861,163	1.33%	19.24% to 18.10%

Dreyfus Balanced Fund, Inc.
2003	0.95% to 1.70%	197,843	9.04 to 8.79	1,978,349	1.29%	16.91% to 16.03%

Dreyfus Emerging Leaders Fund
2007	1.20% to 1.25%	1,006	11.27 to 11.23	11,325	0.00%	-12.01% to -12.05%
2006	0.95% to 1.25%	1,754	13.03 to 12.77	22,618	0.00%	6.05% to 5.73%
2005	0.95% to 1.25%	7,031	12.29 to 12.08	85,268	0.00%	8.14% to 7.81%
2004	0.95% to 1.25%	8,093	11.36 to 11.20	90,953	0.00%	13.15% to 12.80%
2003	0.95% to 1.25%	10,101	10.04 to 9.93	100,549	0.00%	38.16% to 37.74%
(Continued)

54

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus Premier Balanced Opportunity Fund – Class Z
2007	0.95% to 1.60%	164,480	$11.18 to 10.96	$1,822,757	2.11%	4.11% to 3.42%
2006	0.95% to 1.60%	176,376	10.74 to 10.60	1,883,248	1.70%	8.49% to 7.78%
2005	0.95% to 1.60%	197,213	9.90 to 9.83	1,946,577	1.56%	-2.26% to -2.90%
2004	0.95% to 1.70%	213,309	10.13 to 10.13	2,160,468	2.18%	1.29% to 1.27%	(a) (b)

Dreyfus S&P 500 Index Fund
2007	1.30%	472,197	33.98	16,047,578	1.49%	3.65%
2006	1.30%	560,996	32.79	18,393,389	1.35%	13.74%
2005	1.30%	624,278	28.83	17,995,137	1.28%	3.07%
2004	1.30%	688,019	27.97	19,242,268	1.50%	8.95%
2003	1.30%	712,646	25.67	18,293,906	1.19%	26.42%

Evergreen Equity Income Fund – Class I
2007	1.30%	33,367	28.46	949,513	1.56%	1.65%
2006	1.30%	35,468	27.99	992,926	2.30%	15.54%
2005	1.30%	44,806	24.23	1,085,677	1.56%	2.49%
2004	1.30%	46,314	23.64	1,094,936	1.99%	9.01%
2003	1.30%	39,990	21.69	867,245	2.28%	29.75%

Federated Equity Income Fund, Inc. – Class F Shares
2007	0.95% to 1.50%	13,221	10.47 to 10.05	136,821	2.30%	0.88% to 0.32%
2006	0.95% to 1.50%	17,923	10.38 to 10.02	183,970	2.34%	21.52% to 20.84%
2005	0.95% to 1.50%	11,009	8.54 to 8.29	92,867	1.84%	2.04% to 1.47%
2004	0.95% to 1.50%	12,280	8.37 to 8.17	101,722	1.90%	11.90% to 11.28%
2003	0.95% to 1.50%	14,167	7.48 to 7.34	105,332	2.08%	22.76% to 22.08%

Federated High Yield Trust
2007	0.95% to 1.90%	136,346	13.69 to 12.72	1,793,190	7.65%	2.17% to 1.18%
2006	0.95% to 1.90%	194,727	13.40 to 12.57	2,507,604	7.75%	10.16% to 9.10%
2005	0.95% to 1.90%	173,763	12.17 to 11.52	2,037,470	7.54%	1.46% to 0.49%
2004	0.95% to 1.85%	202,267	11.99 to 11.49	2,340,085	9.67%	10.57% to 9.57%
2003	0.95% to 1.90%	170,690	10.85 to 10.47	1,793,939	9.41%	21.65% to 20.48%

Federated Intermediate Corporate Bond Fund – Institutional Service Shares
2007	0.95% to 1.90%	57,926	13.97 to 13.03	797,935	4.98%	4.74% to 3.73%
2006	0.95% to 1.90%	54,941	13.34 to 12.56	725,837	4.22%	3.31% to 2.32%
2005	0.95% to 1.90%	66,370	12.91 to 12.27	850,195	5.00%	1.09% to 0.12%
2004	0.95% to 1.85%	68,364	12.77 to 12.29	866,946	3.94%	2.24% to 1.31%
2003	0.95% to 1.75%	22,611	12.49 to 12.17	280,879	5.02%	5.03% to 4.18%

Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares
2007	0.95% to 2.05%	138,311	15.31 to 14.05	2,225,704	5.31%	4.05% to 2.89%
2006	0.95% to 2.05%	139,144	14.71 to 13.66	2,175,503	5.51%	4.82% to 3.66%
2005	0.95% to 2.05%	159,931	14.03 to 13.17	2,396,452	5.70%	0.92% to -0.20%
2004	0.95% to 2.05%	162,608	13.91 to 13.20	2,414,432	6.06%	5.77% to 4.59%
2003	0.95% to 2.05%	160,643	13.15 to 12.62	2,259,338	6.43%	11.80% to 10.56%

Fidelity® Advisor Balanced Fund – Class A
2007	0.95% to 1.50%	42,101	12.63 to 12.10	523,426	1.78%	7.46% to 6.86%
2006	0.95% to 1.50%	48,763	11.75 to 11.32	565,605	1.78%	10.46% to 9.85%
2005	0.95% to 1.50%	62,215	10.64 to 10.31	654,878	1.93%	4.29% to 3.71%
2004	0.95% to 1.70%	77,870	10.20 to 9.84	788,131	2.36%	4.19% to 3.40%
2003	0.95% to 1.70%	84,334	9.79 to 9.52	820,544	2.29%	16.75% to 15.87%

Fidelity® Advisor Balanced Fund – Class T
2007	1.30%	76,411	18.26	1,395,238	1.56%	6.81%
2006	1.30%	73,978	17.10	1,264,717	1.74%	9.85%
2005	1.30%	73,624	15.56	1,145,848	1.67%	3.61%
2004	1.30%	85,032	15.02	1,277,305	2.10%	3.60%
2003	1.30%	83,221	14.50	1,206,630	2.04%	16.02%

Fidelity® Advisor Equity Growth Fund – Class A
2007	0.95% to 1.65%	157,844	9.02 to 8.56	1,401,468	0.00%	25.11% to 24.22%
2006	0.95% to 1.65%	125,406	7.21 to 6.89	894,569	0.00%	5.53% to 4.79%
2005	0.95% to 1.65%	135,715	6.83 to 6.58	919,599	0.00%	4.38% to 3.65%
2004	0.95% to 1.70%	196,942	6.54 to 6.33	1,280,886	0.00%	1.87% to 1.10%
2003	0.95% to 1.70%	176,059	6.42 to 6.27	1,126,698	0.00%	30.82% to 29.83%
(Continued)

55

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Advisor Equity Income Fund – Class A
2007	0.95% to 1.90%	269,954	$16.06 to 14.91	$4,262,609	1.12%	2.58% to 1.59%
2006	0.95% to 1.90%	286,632	15.65 to 14.68	4,428,184	1.09%	15.96% to 14.86%
2005	0.95% to 1.90%	313,369	13.50 to 12.78	4,189,354	0.95%	5.42% to 4.41%
2004	0.95% to 1.90%	315,936	12.80 to 12.24	4,012,980	0.93%	11.06% to 9.99%
2003	0.95% to 1.90%	287,775	11.53 to 11.13	3,300,260	1.05%	27.53% to 26.31%
Fidelity® Advisor Equity Income Fund – Class T
2007	1.30%	152,824	25.03	3,825,211	0.86%	2.00%
2006	1.30%	185,763	24.54	4,558,425	1.03%	15.32%
2005	1.30%	200,850	21.28	4,273,989	0.73%	4.80%
2004	1.30%	207,282	20.31	4,208,916	0.78%	10.44%
2003	1.30%	182,726	18.39	3,359,593	0.87%	26.74%
Fidelity® Advisor Growth Opportunities Fund – Class A
2007	0.95% to 1.90%	68,649	10.17 to 9.45	682,838	0.00%	21.89% to 20.72%
2006	0.95% to 1.90%	70,456	8.35 to 7.83	576,813	0.00%	4.03% to 3.04%
2005	0.95% to 1.90%	121,384	8.02 to 7.60	959,159	0.23%	7.60% to 6.57%
2004	0.95% to 1.90%	77,514	7.46 to 7.13	571,773	0.59%	6.07% to 5.05%
2003	0.95% to 1.90%	55,941	7.03 to 6.79	390,109	0.36%	28.16% to 26.94%
Fidelity® Advisor Growth Opportunities Fund – Class T
2007	1.30%	223,593	17.88	3,998,681	0.00%	21.26%
2006	1.30%	235,646	14.75	3,475,475	0.00%	3.53%
2005	1.30%	294,745	14.25	4,198,792	0.02%	7.03%
2004	1.30%	330,246	13.31	4,395,405	0.28%	5.56%
2003	1.30%	370,410	12.61	4,670,127	0.15%	27.58%
Fidelity® Advisor High Income Advantage Fund – Class T
2007	0.95% to 1.90%	76,043	16.38 to 15.21	1,442,388	6.40%	1.25% to 0.27%
2006	0.95% to 1.90%	118,500	16.18 to 15.17	2,245,182	6.45%	14.50% to 13.40%
2005	0.95% to 1.90%	153,451	14.13 to 13.38	2,568,910	6.55%	3.62% to 2.63%
2004	0.95% to 1.90%	198,711	13.64 to 13.04	3,230,752	8.41%	13.76% to 12.67%
2003	0.95% to 1.90%	269,387	11.99 to 11.57	3,879,384	12.40%	42.27% to 40.90%
Fidelity® Advisor Overseas Fund – Class A
2007	0.95% to 1.90%	1,459	14.21 to 13.25	20,229	1.36%	15.90% to 14.79%
2006	0.95% to 1.90%	1,467	12.26 to 11.55	17,610	0.17%	17.83% to 16.70%
2005	0.95% to 1.90%	19,671	10.41 to 9.89	202,627	0.83%	13.23% to 12.15%
2004	0.95% to 1.90%	30,133	9.19 to 8.82	274,810	0.14%	11.93% to 10.86%
2003	0.95% to 1.50%	77,409	8.21 to 8.06	631,056	1.45%	42.94% to 42.15%
Fidelity® Asset Manager™
2007	1.30%	96,918	23.44	2,271,357	3.09%	4.94%
2006	1.30%	114,369	22.33	2,554,173	2.83%	7.77%
2005	1.30%	155,360	20.72	3,219,428	2.23%	2.68%
2004	1.30%	193,635	20.18	3,907,903	2.46%	4.03%
2003	1.30%	231,668	19.40	4,494,463	2.56%	15.65%
Fidelity® Capital & Income Fund
2007	1.30%	4,872	80.73	393,334	5.86%	2.46%
2006	1.30%	5,826	78.80	459,068	6.17%	11.58%
2005	1.30%	6,767	70.62	477,891	5.89%	3.68%
2004	1.30%	7,899	68.11	538,029	7.26%	11.10%
2003	1.30%	11,090	61.31	679,880	8.32%	37.32%
Fidelity® Equity-Income Fund
2007	1.30%	78,213	119.05	9,310,928	1.73%	0.07%
2006	1.30%	93,962	118.96	11,177,642	1.61%	18.25%
2005	1.30%	104,705	100.60	10,532,987	1.56%	4.36%
2004	1.30%	112,880	96.39	10,880,437	1.56%	9.84%
2003	1.30%	119,162	87.75	10,456,879	1.52%	28.27%
Fidelity® Magellan® Fund
2007	1.30%	409,548	36.02	14,750,208	0.43%	17.27%
2006	1.30%	510,739	30.71	15,685,270	0.49%	5.83%
2005	1.30%	636,228	29.02	18,463,355	0.89%	5.04%
2004	1.30%	737,378	27.63	20,371,875	1.18%	6.10%
2003	1.30%	837,429	26.04	21,806,684	0.82%	23.20%
(Continued)

56

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® Puritan® Fund
2007	1.30%	239,711	$34.81	$8,344,053	2.83%	4.79%
2006	1.30%	286,741	33.22	9,525,181	2.95%	13.29%
2005	1.30%	333,373	29.32	9,775,061	2.54%	3.31%
2004	1.30%	379,994	28.38	10,784,970	2.39%	7.85%
2003	1.30%	407,038	26.31	10,711,174	2.57%	20.61%

Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.30%	872	26.64	23,228	8.43%	1.44%
2006	1.30%	873	26.26	22,924	7.82%	9.79%
2005	1.30%	874	23.92	20,903	14.72%	1.37%
2004	1.30%	875	23.59	20,644	12.36%	8.17%
2003	1.30%	2,909	21.81	63,450	7.17%	25.61%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	0.95% to 1.65%	206,096	17.60 to 17.15	3,591,592	3.02%	15.94% to 15.12%
2006	0.95% to 1.60%	188,000	15.18 to 14.92	2,832,836	0.53%	16.70% to 15.93%
2005	0.95% to 1.60%	68,873	13.01 to 12.87	891,815	0.27%	17.62% to 16.85%
2004	0.95% to 1.60%	46,477	11.06 to 11.01	513,365	0.00%	10.63% to 10.14%	(a) (b)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A
2007	0.95% to 1.90%	515,438	18.59 to 17.27	9,963,434	2.55%	1.99% to 1.00%
2006	0.95% to 1.90%	511,413	18.23 to 17.10	9,777,596	1.70%	16.86% to 15.74%
2005	0.95% to 1.90%	517,613	15.60 to 14.77	8,515,920	1.45%	8.94% to 7.90%
2004	0.95% to 1.90%	476,078	14.32 to 13.69	7,233,403	1.58%	12.42% to 11.34%
2003	0.95% to 1.90%	436,986	12.74 to 12.30	5,924,590	1.40%	24.98% to 23.79%

Franklin Small-Mid Cap Growth Fund I – Class A
2007	0.95% to 1.90%	216,319	9.24 to 8.58	1,969,995	0.00%	10.60% to 9.54%
2006	0.95% to 1.90%	289,296	8.35 to 7.83	2,392,681	0.00%	6.50% to 5.48%
2005	0.95% to 1.90%	319,814	7.84 to 7.42	2,489,754	0.10%	9.50% to 8.45%
2004	0.95% to 1.90%	435,237	7.16 to 6.84	3,094,272	0.00%	11.96% to 10.89%
2003	0.95% to 1.90%	289,019	6.39 to 6.17	1,840,506	0.00%	36.37% to 35.06%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 1.65%	266,843	17.34 to 16.89	4,573,075	2.24%	14.34% to 13.53%
2006	0.95% to 1.65%	280,958	15.16 to 14.88	4,224,492	1.30%	20.31% to 19.46%
2005	0.95% to 1.65%	233,560	12.60 to 12.45	2,927,966	1.29%	9.09% to 8.32%
2004	0.95% to 1.65%	206,884	11.55 to 11.50	2,385,079	0.49%	15.52% to 14.98%	(a) (b)

Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A
2007	0.95% to 1.85%	204,076	22.42 to 20.99	4,507,348	1.04%	-4.28% to -5.16%
2006	0.95% to 1.85%	200,922	23.43 to 22.13	4,641,285	1.36%	15.25% to 14.21%
2005	0.95% to 1.85%	175,926	20.33 to 19.38	3,530,946	0.88%	9.85% to 8.86%
2004	0.95% to 1.85%	121,505	18.50 to 17.80	2,225,352	0.89%	24.12% to 22.99%
2003	0.95% to 1.85%	77,941	14.91 to 14.47	1,154,090	0.48%	28.35% to 27.18%

Janus Adviser Series – Balanced Fund – Class S
2007	0.95% to 1.65%	87,699	13.13 to 12.47	1,134,521	2.43%	8.80% to 8.03%
2006	0.95% to 1.65%	106,188	12.07 to 11.54	1,265,873	1.42%	9.35% to 8.58%
2005	0.95% to 1.70%	129,865	11.04 to 10.60	1,417,997	1.44%	6.65% to 5.84%
2004	0.95% to 1.90%	127,676	10.35 to 9.93	1,308,970	1.53%	7.39% to 6.36%
2003	0.95% to 1.90%	148,887	9.64 to 9.34	1,427,611	1.93%	12.92% to 11.84%

Janus Adviser Series – International Growth Fund – Class S
2007	1.20% to 1.90%	4,431	18.28 to 17.37	80,714	2.47%	24.62% to 23.74%
2006	1.20% to 1.90%	4,626	14.67 to 14.03	67,660	0.83%	42.90% to 41.89%
2005	1.20% to 1.90%	4,763	10.27 to 9.89	48,758	0.57%	30.15% to 29.24%
2004	1.20% to 1.90%	6,398	7.89 to 7.65	50,327	0.08%	18.41% to 17.58%
2003	1.20% to 1.50%	109,672	6.66 to 6.60	730,459	0.97%	33.16% to 32.76%

Janus Adviser Series – Worldwide Fund – Class S
2007	0.95% to 1.90%	59,906	8.39 to 7.82	493,594	0.17%	7.88% to 6.84%
2006	0.95% to 1.90%	70,080	7.78 to 7.32	536,746	1.72%	15.82% to 14.72%
2005	0.95% to 1.90%	92,412	6.72 to 6.38	612,548	0.68%	5.06% to 4.06%
2004	0.95% to 1.90%	132,162	6.39 to 6.14	835,980	0.28%	3.74% to 2.74%
2003	0.95% to 1.90%	212,407	6.16 to 5.97	1,299,031	0.63%	21.67% to 20.50%
(Continued)

57

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Equity Funds – Janus Fund
2007	0.95% to 2.05%	442,645	$7.30 to 6.70	$7,474,855	0.50%	14.12% to 12.85%
2006	0.95% to 2.05%	516,839	6.40 to 5.94	7,573,724	0.33%	9.54% to 8.33%
2005	0.95% to 2.05%	587,461	5.84 to 5.48	7,869,103	0.06%	2.99% to 1.85%
2004	0.95% to 2.05%	710,079	5.67 to 5.38	9,546,393	0.00%	3.69% to 2.54%
2003	0.95% to 2.05%	840,546	5.47 to 5.25	11,013,476	0.00%	30.46% to 29.01%

Janus Equity Funds – Janus Twenty Fund
2007	0.95% to 1.90%	763,202	8.98 to 8.34	26,571,915	0.21%	34.64% to 33.35%
2006	0.95% to 1.90%	878,681	6.67 to 6.25	22,841,154	0.57%	11.23% to 10.17%
2005	0.95% to 1.90%	1,016,777	5.99 to 5.67	23,689,667	0.20%	8.38% to 7.35%
2004	0.95% to 1.90%	1,174,936	5.53 to 5.29	24,875,542	0.03%	22.72% to 21.54%
2003	0.95% to 1.90%	1,367,638	4.51 to 4.35	22,785,027	0.51%	24.12% to 22.93%

Janus Equity Funds – Janus Worldwide Fund
2007	0.95% to 1.45%	284,148	7.51 to 7.22	5,184,712	0.50%	8.19% to 7.64%
2006	0.95% to 1.50%	340,387	6.94 to 6.69	5,786,091	1.20%	16.78% to 16.14%
2005	0.95% to 1.50%	435,577	5.94 to 5.76	6,381,844	1.03%	4.84% to 4.26%
2004	0.95% to 1.50%	552,324	5.67 to 5.52	7,768,920	0.65%	4.53% to 3.95%
2003	0.95% to 1.50%	745,134	5.42 to 5.31	10,109,603	0.94%	23.06% to 22.37%

Lazard Small Cap Portfolio – Open Shares
2007	0.95% to 1.90%	118,811	17.58 to 16.33	2,240,523	0.00%	-7.49% to -8.39%
2006	0.95% to 1.90%	139,652	19.00 to 17.82	2,859,414	0.00%	15.66% to 14.56%
2005	0.95% to 1.90%	164,638	16.43 to 15.56	2,918,919	0.00%	2.94% to 1.96%
2004	0.95% to 1.90%	194,132	15.96 to 15.26	3,342,506	0.02%	13.81% to 12.72%
2003	0.95% to 1.90%	168,554	14.02 to 13.54	2,558,176	0.00%	37.25% to 35.93%

Lehman Brothers Short Duration Bond Fund – Investor Class
2007	1.30%	69,314	15.28	1,058,965	5.48%	3.98%
2006	1.30%	66,778	14.69	981,208	4.61%	2.83%
2005	1.30%	72,068	14.29	1,029,836	3.86%	0.25%
2004	1.30%	90,347	14.25	1,287,763	3.60%	-0.39%
2003	1.30%	97,423	14.31	1,394,009	3.71%	1.20%

MFS® Strategic Income Fund – Class A
2007	1.30%	62,675	13.99	876,658	5.73%	2.23%
2006	1.30%	66,662	13.68	912,120	6.00%	5.44%
2005	1.30%	78,799	12.98	1,022,538	6.04%	0.76%
2004	1.30%	69,176	12.88	890,884	5.95%	6.91%
2003	1.30%	61,538	12.05	741,264	6.42%	12.30%

Nationwide Bond Fund – Class D
2007	0.95% to 2.05%	34,015	15.17 to 13.93	1,447,779	4.82%	5.09% to 3.92%
2006	0.95% to 2.05%	22,512	14.44 to 13.40	321,978	4.76%	3.41% to 2.26%
2005	0.95% to 2.05%	30,706	13.96 to 13.10	425,554	4.44%	2.15% to 1.02%
2004	0.95% to 2.05%	31,530	13.67 to 12.97	428,495	4.63%	3.83% to 2.68%
2003	0.95% to 2.05%	35,896	13.16 to 12.63	470,273	5.21%	5.38% to 4.21%

Tax qualified
2006	1.30%	24,457	59.17	1,447,190	4.76%	3.04%
2005	1.30%	28,025	57.42	1,609,330	4.44%	1.79%
2004	1.30%	32,581	56.42	1,838,084	4.63%	3.47%
2003	1.30%	36,727	54.53	2,002,584	5.21%	5.01%

Non-tax qualified
2006	1.30%	72	58.92	4,242	4.76%	3.04%
2005	1.30%	72	57.18	4,117	4.44%	1.79%
2004	1.30%	72	56.17	4,045	4.63%	3.47%
2003	1.30%	72	54.29	3,909	5.21%	5.01%

Nationwide Bond Index Fund – Class A
2007	0.95% to 1.65%	23,942	13.86 to 13.16	324,184	4.52%	5.30% to 4.55%
2006	0.95% to 1.65%	22,784	13.16 to 12.59	294,326	4.03%	2.76% to 2.04%
2005	0.95% to 1.65%	21,251	12.81 to 12.34	268,493	3.76%	0.90% to 0.19%
2004	0.95% to 1.65%	20,255	12.69 to 12.32	254,381	3.62%	2.75% to 2.02%
2003	0.95% to 1.65%	14,144	12.35 to 12.07	173,477	4.05%	2.20% to 1.47%
(Continued)

58

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Fund – Class D
2007	0.95% to 1.65%	61,692	$12.00 to 11.37	$4,648,533	1.05%	6.88% to 6.12%
2006	0.95% to 1.65%	28,674	11.23 to 10.71	316,831	1.08%	12.77% to 11.97%
2005	0.95% to 1.65%	39,655	9.96 to 9.57	389,996	0.82%	6.34% to 5.60%
2004	0.95% to 1.65%	39,211	9.36 to 9.06	363,697	1.17%	8.73% to 7.96%
2003	0.95% to 1.65%	37,314	8.61 to 8.39	319,313	0.81%	25.89% to 25.00%

Tax qualified
2006	1.30%	35,190	137.07	4,823,587	1.08%	12.37%
2005	1.30%	42,114	121.99	5,137,308	0.82%	5.97%
2004	1.30%	48,114	115.11	5,538,559	1.17%	8.35%
2003	1.30%	50,848	106.25	5,402,439	0.81%	25.45%

Non-tax qualified
2006	1.30%	55	142.78	7,853	1.08%	12.37%
2005	1.30%	56	127.06	7,115	0.82%	5.97%
2004	1.30%	56	119.90	6,715	1.17%	8.35%
2003	1.30%	56	110.67	6,197	0.81%	25.45%

Nationwide Government Bond Fund – Class D
2007	0.95% to 1.90%	234,956	14.93 to 13.87	3,709,572	4.19%	6.71% to 5.68%
2006	0.95% to 1.90%	281,627	13.99 to 13.12	4,181,154	4.15%	2.87% to 1.89%
2005	0.95% to 1.90%	332,211	13.60 to 12.88	4,825,019	3.93%	1.80% to 0.83%
2004	0.95% to 1.90%	423,678	13.36 to 12.77	6,055,314	3.76%	2.44% to 1.46%
2003	0.95% to 1.90%	473,517	13.04 to 12.59	6,686,754	4.09%	0.93% to -0.04%

Nationwide Growth Fund – Class A
2007	0.95% to 1.45%	38,025	14.16 to 13.88	532,049	0.24%	18.14% to 17.54%
2006	0.95% to 1.45%	35,920	11.99 to 11.81	426,705	0.00%	5.00% to 4.47%
2005	0.95% to 1.45%	59,143	11.42 to 11.30	671,279	0.04%	5.11% to 4.58%
2004	0.95% to 1.45%	49,930	10.86 to 10.81	540,838	0.14%	6.77% to 6.23%
2003	0.95% to 1.45%	33,909	10.17 to 10.17	344,961	0.00%	1.74% to 1.72%	(a)

Nationwide Growth Fund – Class D
2007	0.95% to 1.45%	18,612	6.91 to 6.65	713,883	0.27%	18.46% to 17.86%
2006	0.95% to 1.45%	11,189	5.84 to 5.64	64,792	0.00%	5.30% to 4.77%
2005	0.95% to 1.45%	24,246	5.54 to 5.39	133,511	0.12%	5.54% to 5.01%
2004	0.95% to 1.45%	31,341	5.25 to 5.13	163,434	0.19%	7.09% to 6.54%
2003	0.95% to 1.45%	38,281	4.90 to 4.81	186,771	0.04%	31.76% to 31.10%

Tax qualified
2006	1.30%	11,313	70.50	797,599	0.00%	4.93%
2005	1.30%	15,445	67.19	1,037,727	0.12%	5.17%
2004	1.30%	18,003	63.88	1,150,114	0.19%	6.71%
2003	1.30%	21,965	59.87	1,315,025	0.04%	31.30%

Non-tax qualified
2006	1.30%	115	74.44	8,561	0.00%	4.93%
2005	1.30%	115	70.94	8,158	0.12%	5.17%
2004	1.30%	116	67.45	7,825	0.19%	6.71%
2003	1.30%	116	63.21	7,333	0.04%	31.30%

Nationwide International Index Fund – Class A
2007	1.10% to 1.90%	1,690	14.59 to 13.75	24,400	2.43%	8.94% to 8.05%
2006	1.10% to 1.90%	1,781	13.39 to 12.73	23,622	2.31%	24.26% to 23.25%
2005	1.10% to 1.90%	1,811	10.78 to 10.33	19,359	1.54%	12.27% to 11.37%
2004	1.10% to 1.90%	4,530	9.60 to 9.27	43,218	0.18%	17.83% to 16.87%
2003	1.10% to 1.90%	86,263	8.15 to 7.94	700,429	1.07%	35.53% to 34.43%

Nationwide Investor Destinations Aggressive Fund – Service Class
2007	0.95% to 1.65%	167,063	12.81 to 12.17	2,107,296	2.98%	4.88% to 4.13%
2006	0.95% to 1.65%	149,364	12.22 to 11.69	1,800,016	1.14%	15.72% to 14.90%
2005	0.95% to 1.65%	124,879	10.56 to 10.17	1,304,515	2.02%	6.82% to 6.07%
2004	0.95% to 1.60%	76,169	9.88 to 9.61	745,692	1.77%	12.92% to 12.18%
2003	0.95% to 1.50%	47,094	8.75 to 8.60	409,355	1.12%	30.44% to 29.72%

Nationwide Investor Destinations Conservative Fund – Service Class
2007	0.95% to 1.55%	181,530	12.54 to 12.00	2,260,989	3.87%	4.34% to 3.70%
2006	0.95% to 1.55%	171,840	12.02 to 11.57	2,043,840	2.97%	5.11% to 4.47%
2005	0.95% to 1.55%	144,727	11.44 to 11.08	1,640,306	2.64%	2.22% to 1.60%
2004	0.95% to 1.55%	124,360	11.19 to 10.90	1,381,387	2.24%	3.78% to 3.15%
2003	0.95% to 1.50%	73,292	10.78 to 10.59	787,586	2.03%	6.63% to 6.04%
(Continued)

59

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Investor Destinations Moderate Fund – Service Class
2007	0.95% to 1.90%	629,646	$12.74 to 11.88	$7,897,722	3.60%	4.55% to 3.55%
2006	0.95% to 1.90%	778,859	12.18 to 11.47	9,384,597	1.88%	10.33% to 9.28%
2005	0.95% to 1.90%	685,861	11.04 to 10.50	7,507,153	2.55%	4.40% to 3.41%
2004	0.95% to 1.75%	408,308	10.58 to 10.22	4,281,135	2.10%	8.38% to 7.50%
2003	0.95% to 1.75%	109,099	9.76 to 9.51	1,057,085	1.90%	18.57% to 17.61%

Nationwide Investor Destinations Moderately Aggressive Fund – Service Class
2007	0.95% to 1.90%	373,509	12.91 to 12.04	4,736,061	3.19%	5.16% to 4.15%
2006	0.95% to 1.90%	317,275	12.28 to 11.56	3,833,765	1.44%	13.36% to 12.27%
2005	0.95% to 1.90%	280,453	10.83 to 10.30	2,998,826	2.31%	6.02% to 5.01%
2004	0.95% to 1.85%	156,228	10.21 to 9.83	1,578,276	1.46%	11.03% to 10.02%
2003	0.95% to 1.50%	155,282	9.20 to 9.03	1,418,116	1.19%	25.11% to 24.42%

Nationwide Investor Destinations Moderately Conservative Fund – Service Class
2007	0.95% to 1.65%	197,681	12.79 to 12.15	2,496,673	3.58%	4.78% to 4.03%
2006	0.95% to 1.65%	209,987	12.21 to 11.68	2,535,819	2.46%	7.47% to 6.71%
2005	0.95% to 1.65%	169,351	11.36 to 10.94	1,906,350	2.75%	3.41% to 2.69%
2004	0.95% to 1.65%	112,334	10.98 to 10.66	1,227,135	2.30%	6.04% to 5.30%
2003	0.95% to 1.50%	80,598	10.36 to 10.17	831,220	1.27%	12.45% to 11.83%

Nationwide Large Cap Value Fund – Class A
2007	0.95% to 1.65%	163,103	16.26 to 15.40	2,562,249	1.00%	-3.44% to -4.13%
2006	0.95% to 1.65%	189,451	16.84 to 16.06	3,086,672	1.12%	19.89% to 19.05%
2005	0.95% to 1.65%	149,960	13.99 to 13.44	2,032,432	1.06%	6.26% to 5.51%
2004	0.95% to 1.65%	117,301	13.16 to 12.74	1,500,937	1.05%	14.78% to 13.97%
2003	0.95% to 1.90%	99,480	11.47 to 11.07	1,115,437	1.03%	26.81% to 25.60%

Nationwide Mid Cap Market Index Fund – Class A
2007	0.95% to 2.10%	101,347	15.54 to 14.28	1,554,704	1.21%	6.22% to 4.98%
2006	0.95% to 2.10%	114,194	14.63 to 13.61	1,653,775	1.27%	8.54% to 7.28%
2005	0.95% to 1.90%	73,263	13.48 to 12.82	977,790	0.93%	10.76% to 9.71%
2004	0.95% to 1.90%	64,225	12.17 to 11.69	775,258	0.42%	14.48% to 13.39%
2003	0.95% to 1.90%	40,923	10.63 to 10.31	433,003	0.39%	33.11% to 31.83%

Nationwide Money Market Fund – Prime Shares
2007	1.30%	441,241	31.45	10,974,601	4.69%	3.48%
2006	1.30%	441,699	23.98	10,592,824	4.53%	3.20%
2005	1.30%	387,808	23.24	9,011,956	2.89%	1.38%
2004	1.30%	412,803	22.92	9,461,896	0.86%	-0.48%
2003	1.30%	464,749	23.03	10,703,514	0.65%	-0.69%

Tax qualified
2006	1.30%	3,617	30.20	109,226	4.53%	3.20%
2005	1.30%	4,426	29.26	129,511	2.89%	1.38%
2004	1.30%	5,046	28.86	145,638	0.86%	-0.48%
2003	1.30%	7,279	29.00	211,093	0.65%	-0.69%

Non-tax qualified
2006	1.30%	820	30.39	24,919	4.53%	3.20%
2005	1.30%	822	29.45	24,205	2.89%	1.38%
2004	1.30%	825	29.04	23,962	0.86%	-0.48%
2003	1.30%	827	29.18	24,135	0.65%	-0.69%

Nationwide Money Market Fund – Service Class
2007	0.95% to 1.90%	716,972	11.45 to 10.64	8,125,799	4.38%	3.75% to 2.75%
2006	0.95% to 1.90%	640,190	11.04 to 10.35	6,997,751	4.18%	3.39% to 2.40%
2005	0.95% to 2.25%	449,909	10.68 to 9.59	4,750,529	3.77%	1.60% to 0.27%
2004	0.95% to 2.25%	260,132	10.51 to 9.57	2,706,289	0.46%	-0.28% to -1.59%
2003	0.95% to 2.25%	1,054,174	10.54 to 9.72	11,007,017	0.53%	-0.45% to -1.76%

Nationwide S&P 500 Index Fund – Service Class
2007	0.95% to 2.05%	371,525	10.08 to 9.25	3,878,814	1.41%	3.76% to 2.60%
2006	0.95% to 2.25%	429,809	9.72 to 10.48	4,275,167	1.34%	14.06% to 12.57%
2005	0.95% to 2.25%	460,212	8.52 to 9.31	4,044,529	1.24%	3.26% to 1.90%
2004	0.95% to 2.25%	427,342	8.25 to 9.14	3,652,845	1.28%	9.25% to 7.81%
2003	0.95% to 2.25%	423,786	7.55 to 8.48	3,324,284	1.02%	26.57% to 24.92%
(Continued)

60

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Small Cap Fund – Class A
2007	0.95% to 1.65%	158,170	$20.95 to 19.84	$3,800,681	0.62%	-6.94% to -7.60%
2006	0.95% to 1.65%	216,630	22.51 to 21.47	5,654,710	0.19%	27.94% to 27.03%
2005	0.95% to 1.65%	229,634	17.59 to 16.90	4,645,571	0.00%	21.35% to 20.50%
2004	0.95% to 1.65%	231,298	14.50 to 14.02	3,913,587	0.00%	24.57% to 23.69%
2003	0.95% to 1.65%	153,649	11.64 to 11.34	2,125,948	0.00%	46.61% to 45.57%

Nationwide Small Cap Index Fund – Class A
2007	0.95% to 1.65%	70,511	14.56 to 13.83	1,011,989	1.25%	-3.35% to -4.04%
2006	0.95% to 1.65%	97,827	15.06 to 14.41	1,458,075	1.37%	16.09% to 15.27%
2005	0.95% to 1.65%	61,125	12.98 to 12.50	785,085	0.80%	3.35% to 2.62%
2004	0.95% to 1.65%	65,067	12.56 to 12.18	811,847	0.70%	16.64% to 15.82%
2003	0.95% to 1.65%	27,945	10.76 to 10.52	298,888	0.49%	44.06% to 43.05%

Nationwide Value Opportunities Fund – Class A
2007	0.95% to 1.60%	14,042	15.92 to 15.18	220,907	0.00%	-8.52% to -9.12%
2006	0.95% to 1.60%	17,052	17.41 to 16.71	293,641	0.00%	16.73% to 15.96%
2005	0.95% to 1.60%	21,774	14.91 to 14.41	321,355	0.12%	6.87% to 6.17%
2004	0.95% to 1.60%	45,590	13.95 to 13.57	632,586	0.07%	12.33% to 11.59%
2003	0.95% to 1.60%	15,946	12.42 to 12.16	196,853	0.07%	35.40% to 34.51%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.30%	88,936	14.33	1,274,798	1.92%	4.57%
2006	1.30%	71,501	13.71	980,064	2.08%	15.35%
2005	1.30%	23,675	11.88	281,322	2.43%	6.53%
2004	1.30%	8,041	11.15	89,690	2.03%	11.54%	(a) (b)

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.30%	9,730	11.49	111,797	3.81%	4.00%
2006	1.30%	4,408	11.05	48,698	3.09%	4.79%
2005	1.30%	2,998	10.54	31,608	2.10%	1.97%
2004	1.30%	30	10.34	310	3.23%	3.39%	(a) (b)

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.30%	117,113	12.83	1,502,660	2.86%	4.28%
2006	1.30%	91,583	12.30	1,126,874	2.61%	9.91%
2005	1.30%	81,006	11.20	906,866	2.44%	3.98%
2004	1.30%	47,710	10.77	513,679	2.23%	7.67%	(a) (b)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.30%	154,475	13.77	2,126,683	2.16%	4.76%
2006	1.30%	172,773	13.14	2,270,454	2.35%	13.06%
2005	1.30%	83,390	11.62	969,300	2.06%	5.68%
2004	1.30%	48,890	11.00	537,718	1.75%	9.99%	(a) (b)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.30%	18,241	12.18	222,229	3.27%	4.48%
2006	1.30%	13,164	11.66	153,505	2.63%	7.02%
2005	1.30%	7,929	10.90	86,397	2.76%	3.13%
2004	1.30%	1,048	10.57	11,073	1.90%	5.66%	(a) (b)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 1.50%	16,842	12.43 to 12.00	205,864	1.98%	3.63% to 3.05%
2006	0.95% to 1.50%	20,618	12.00 to 11.64	243,931	2.29%	11.19% to 10.57%
2005	0.95% to 1.50%	21,649	10.79 to 10.53	231,136	2.18%	1.57% to 1.01%
2004	0.95% to 1.50%	13,825	10.62 to 10.42	145,621	2.23%	7.46% to 6.86%
2003	0.95% to 1.50%	10,009	9.89 to 9.75	98,367	1.58%	17.29% to 16.64%

Neuberger Berman Genesis Fund – Trust Class
2007	0.95% to 1.90%	569,440	28.63 to 26.59	16,441,025	0.14%	20.64% to 19.48%
2006	0.95% to 1.90%	681,574	23.73 to 22.25	16,358,793	1.09%	6.24% to 5.22%
2005	0.95% to 1.90%	807,488	22.34 to 21.15	18,319,479	0.00%	15.20% to 14.10%
2004	0.95% to 1.90%	738,855	19.39 to 18.54	14,615,405	0.00%	17.55% to 16.42%
2003	0.95% to 1.90%	606,006	16.49 to 15.92	10,220,042	0.00%	30.40% to 29.16%

Neuberger Berman Guardian Fund – Investor Class
2007	1.30%	99,765	24.63	2,457,404	0.61%	6.21%
2006	1.30%	123,393	23.19	2,861,814	0.33%	12.01%
2005	1.30%	148,320	20.71	3,071,220	0.65%	7.03%
2004	1.30%	167,914	19.35	3,248,495	0.29%	14.55%
2003	1.30%	193,335	16.89	3,265,121	0.29%	33.38%
(Continued)

61

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Guardian Fund – Trust Class
2007	0.95% to 1.45%	22,233	$13.15 to 12.65	$287,874	0.72%	6.36% to 5.82%
2006	0.95% to 1.50%	17,972	12.36 to 11.91	218,524	0.20%	12.24% to 11.62%
2005	0.95% to 1.50%	27,967	11.01 to 10.67	303,702	0.48%	7.23% to 6.64%
2004	0.95% to 1.50%	39,609	10.27 to 10.01	402,509	0.22%	14.83% to 14.20%
2003	0.95% to 1.55%	39,493	8.95 to 8.75	350,024	0.20%	33.73% to 32.92%

Neuberger Berman Partners Fund – Investor Class
2007	1.30%	142,633	41.72	5,950,033	0.32%	8.66%
2006	1.30%	174,025	38.39	6,681,163	0.60%	11.73%
2005	1.30%	208,718	34.36	7,172,124	1.01%	16.46%
2004	1.30%	185,415	29.51	5,470,922	0.70%	17.66%
2003	1.30%	201,663	25.08	5,057,026	0.03%	34.11%

Neuberger Berman Partners Fund – Trust Class
2007	0.95% to 1.90%	27,172	16.31 to 15.15	438,739	0.25%	8.79% to 7.74%
2006	0.95% to 1.90%	42,201	14.99 to 14.06	621,923	0.45%	11.97% to 10.90%
2005	0.95% to 1.90%	43,693	13.39 to 12.68	576,139	0.51%	16.69% to 15.58%
2004	0.95% to 1.90%	31,510	11.47 to 10.97	358,723	0.66%	17.89% to 16.76%
2003	0.95% to 1.90%	23,117	9.73 to 9.39	223,623	0.00%	34.37% to 33.09%

Neuberger Berman Socially Responsive Fund – Trust Class
2007	0.95% to 1.50%	129,136	14.48 to 14.19	1,861,389	0.54%	6.29% to 5.69%
2006	0.95% to 1.50%	120,462	13.62 to 13.42	1,634,820	0.10%	13.13% to 12.51%
2005	0.95% to 1.45%	43,761	12.04 to 11.94	524,937	0.63%	6.43% to 5.90%
2004	0.95% to 1.40%	7,845	11.31 to 11.28	88,574	0.02%	13.13% to 12.79%	(a) (b)

Oppenheimer Capital Appreciation Fund A
2007	0.95% to 1.80%	245,700	9.67 to 9.09	2,345,097	0.00%	12.68% to 11.71%
2006	0.95% to 1.80%	260,714	8.58 to 8.13	2,214,629	0.00%	6.49% to 5.57%
2005	0.95% to 1.80%	360,986	8.06 to 7.71	2,888,178	0.61%	3.70% to 2.82%
2004	0.95% to 1.80%	327,920	7.77 to 7.49	2,533,507	0.00%	5.45% to 4.54%
2003	0.95% to 1.80%	213,208	7.37 to 7.17	1,565,653	0.00%	28.23% to 27.13%

Oppenheimer Champion Income Fund A
2007	0.95% to 1.45%	19,055	13.24 to 12.93	249,351	7.43%	-1.06% to -1.56%
2006	0.95% to 1.45%	17,997	13.38 to 13.13	238,841	5.62%	8.16% to 7.61%
2005	0.95% to 1.45%	23,082	12.37 to 12.20	284,436	6.20%	1.68% to 1.17%
2004	0.95% to 1.45%	12,480	12.16 to 12.06	151,387	7.34%	8.17% to 7.63%
2003	0.95% to 1.45%	6,563	11.24 to 11.21	73,749	5.79%	12.45% to 12.06%	(a) (b)

Oppenheimer Global Fund A
2007	0.95% to 1.90%	304,168	14.65 to 13.61	10,412,275	1.01%	4.95% to 3.94%
2006	0.95% to 1.90%	393,370	13.96 to 13.09	12,944,367	0.65%	16.27% to 15.15%
2005	0.95% to 1.90%	526,968	12.01 to 11.37	14,749,212	0.60%	12.75% to 11.68%
2004	0.95% to 1.90%	625,115	10.65 to 10.18	16,086,858	0.54%	17.54% to 16.42%
2003	0.95% to 2.25%	799,413	9.06 to 9.80	17,127,357	0.80%	41.72% to 39.86%

Oppenheimer Strategic Income Fund A
2007	0.95% to 1.60%	51,188	16.47 to 15.70	828,973	6.73%	8.18% to 7.47%
2006	0.95% to 1.60%	39,653	15.23 to 14.61	595,446	4.78%	6.66% to 5.96%
2005	0.95% to 1.60%	43,760	14.27 to 13.79	617,703	7.58%	3.17% to 2.49%
2004	0.95% to 1.45%	27,596	13.84 to 13.54	378,215	7.32%	8.58% to 8.03%
2003	0.95% to 1.45%	18,797	12.74 to 12.54	237,385	4.89%	18.46% to 17.86%

Oppenheimer VAF – Global Securities Fund – Class 4
2007	0.95% to 1.90%	528,809	15.96 to 15.41	8,361,948	1.15%	5.05% to 4.03%
2006	0.95% to 2.25%	548,551	15.20 to 14.67	8,277,875	0.81%	16.29% to 14.77%
2005	0.95% to 2.25%	436,757	13.07 to 12.79	5,682,456	0.76%	12.97% to 11.49%
2004	0.95% to 2.25%	298,367	11.57 to 11.47	3,445,679	0.00%	15.69% to 14.68%	(a) (b)

Phoenix Balanced Fund – Class A
2007	1.30%	40,077	22.66	908,282	2.31%	4.49%
2006	1.30%	43,231	21.69	937,643	2.24%	11.27%
2005	1.30%	57,925	19.49	1,129,059	1.94%	0.16%
2004	1.30%	58,000	19.46	1,128,718	2.21%	5.77%
2003	1.30%	53,906	18.40	991,782	2.02%	17.06%
(Continued)

62

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Total Return Fund – Class A
2007	0.95% to 1.80%	252,154	$14.75 to 13.86	$3,667,101	4.54%	7.53% to 6.61%
2006	0.95% to 2.25%	274,095	13.72 to 12.03	3,710,444	4.15%	2.53% to 1.18%
2005	0.95% to 2.25%	316,198	13.38 to 11.89	4,186,754	3.18%	1.43% to 0.10%
2004	0.95% to 2.25%	294,143	13.19 to 11.87	3,848,466	2.08%	3.65% to 2.29%
2003	0.95% to 2.25%	203,571	12.73 to 11.61	2,573,697	2.94%	4.07% to 2.70%

Putnam International Equity Fund – Class A
2007	1.45% to 1.50%	265	21.69 to 21.64	5,749	2.77%	6.82% to 6.77%
2006	1.45% to 1.50%	265	20.31 to 20.27	5,382	2.32%	26.38% to 26.32%
2005	1.45% to 1.50%	265	16.07 to 16.05	4,258	2.08%	10.95% to 10.89%
2004	1.45% to 1.50%	265	14.48 to 14.47	3,838	0.03%	14.55% to 14.49%
2003	1.20% to 1.50%	24,231	12.66 to 12.64	306,866	3.32%	26.65% to 26.39%	(a) (b)

Putnam Voyager Fund – Class A
2007	0.95% to 1.50%	5,061	13.88 to 13.52	69,503	0.00%	4.29% to 3.71%
2006	1.10% to 1.50%	4,722	13.23 to 13.04	62,246	0.00%	4.08% to 3.66%
2005	0.95% to 1.50%	12,850	12.77 to 12.58	163,516	0.86%	4.50% to 3.92%
2004	0.95% to 1.20%	8,723	12.22 to 12.17	106,490	0.00%	3.80% to 3.54%
2003	0.95% to 1.45%	6,455	11.77 to 11.73	75,971	0.00%	17.71% to 17.31%	(a) (b)

Strong Advisor Mid Cap Growth Fund – Class Z
2004	0.95% to 1.50%	63,387	5.10 to 4.98	320,230	0.00%	17.28% to 16.63%
2003	0.95% to 1.50%	52,440	4.35 to 4.27	226,739	0.00%	32.98% to 32.24%

Templeton Foreign Fund – Class A
2007	0.95% to 1.65%	171,992	19.78 to 18.73	4,468,461	1.54%	16.13% to 15.30%
2006	0.95% to 1.65%	222,002	17.03 to 16.24	4,999,740	2.04%	18.79% to 17.96%
2005	0.95% to 1.65%	291,056	14.33 to 13.77	5,675,305	1.52%	9.59% to 8.81%
2004	0.95% to 1.65%	363,832	13.08 to 12.66	6,474,126	1.75%	17.02% to 16.19%
2003	0.95% to 1.65%	491,545	11.18 to 10.89	7,349,490	1.99%	29.28% to 28.36%

The Dreyfus Premier Third Century Fund, Inc. – Class Z
2007	0.95% to 1.85%	54,512	7.05 to 6.58	882,684	0.43%	6.53% to 5.56%
2006	0.95% to 1.85%	58,550	6.62 to 6.23	906,072	0.00%	7.97% to 7.00%
2005	0.95% to 1.85%	75,308	6.13 to 5.82	1,045,882	0.37%	2.49% to 1.56%
2004	0.95% to 1.85%	83,260	5.98 to 5.73	1,153,302	0.00%	4.92% to 3.97%
2003	0.95% to 1.85%	94,492	5.70 to 5.52	1,239,435	0.00%	24.68% to 23.55%

Van Kampen Growth and Income Fund – Class A
2007	0.95% to 1.90%	194,088	17.81 to 17.03	3,432,605	1.87%	1.57% to 0.59%
2006	0.95% to 1.90%	191,891	17.54 to 16.93	3,348,357	1.57%	14.91% to 13.81%
2005	0.95% to 1.90%	145,322	15.26 to 14.87	2,209,824	1.33%	8.83% to 7.79%
2004	0.95% to 1.85%	107,166	14.02 to 13.81	1,500,210	1.14%	12.86% to 11.83%
2003	0.95% to 1.45%	38,228	12.42 to 12.38	474,848	0.59%	24.24% to 23.82%	(a)

Van Kampen Mid Cap Growth Fund – Class A
2007	0.95% to 1.55%	75,338	22.47 to 21.85	1,683,123	0.00%	21.20% to 20.46%
2006	0.95% to 1.55%	41,717	18.54 to 18.14	767,703	0.00%	7.97% to 7.32%
2005	0.95% to 1.55%	27,114	17.17 to 16.90	464,288	0.00%	16.50% to 15.79%
2004	0.95% to 1.55%	9,302	14.74 to 14.59	136,813	0.00%	19.88% to 19.15%
2003	0.95% to 1.45%	1,518	12.30 to 12.26	18,651	0.00%	22.98% to 22.57%	(a)

Van Kampen Real Estate Securities Fund – Class A
2007	0.95% to 1.90%	66,818	22.25 to 21.28	1,475,872	1.27%	-18.13% to -18.92%
2006	0.95% to 1.90%	121,543	27.18 to 26.24	3,282,788	1.32%	36.14% to 34.84%
2005	0.95% to 1.90%	71,646	19.96 to 19.46	1,422,868	1.66%	15.50% to 14.39%
2004	0.95% to 1.90%	38,415	17.29 to 17.01	661,824	1.32%	35.38% to 34.08%
2003	0.95% to 1.65%	5,655	12.77 to 12.71	72,097	2.27%	27.69% to 27.09%	(a) (b)

Waddell & Reed Advisors Small Cap Fund – Class A
2007	0.95% to 1.60%	16,996	17.14 to 16.62	288,028	0.00%	6.66% to 5.95%
2006	0.95% to 1.60%	18,050	16.07 to 15.69	288,219	0.00%	5.16% to 4.47%
2005	0.95% to 1.60%	16,011	15.28 to 15.01	243,451	0.00%	11.31% to 10.58%
2004	0.95% to 1.45%	11,284	13.73 to 13.61	154,603	0.00%	12.18% to 11.62%
2003	1.20% to 1.25%	747	12.22 to 12.21	9,125	0.00%	22.16% to 22.12%	(a)
(Continued)

63

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Funds SM– Common Stock Fund – Class Z
2007	0.95% to 1.90%	215,499	$ 15.45 to 14.35	$4,102,076	0.62%	8.89% to 7.84%
2006	0.95% to 1.90%	246,991	14.19 to 13.31	4,298,808	0.00%	14.22% to 13.13%
2005	0.95% to 1.90%	279,865	12.42 to 11.76	4,275,989	0.00%	10.95% to 9.89%
2004	0.95% to 1.90%	319,273	11.20 to 10.70	4,395,409	0.00%	8.91% to 7.87%
2003	0.95% to 1.90%	332,850	10.28 to 9.92	4,210,020	0.00%	37.38% to 36.07%

Wells Fargo Advantage Funds SM– Growth and Income Fund – Investor Class
2007	0.95% to 1.85%	20,646	8.00 to 7.49	162,231	0.58%	1.26% to 0.34%
2006	0.95% to 1.85%	21,787	7.90 to 7.47	169,326	0.28%	14.30% to 13.26%
2005	0.95% to 1.85%	36,681	6.91 to 6.59	251,415	0.41%	-2.74% to -3.62%
2004	0.95% to 1.85%	36,418	7.11 to 6.84	256,955	0.48%	7.85% to 6.87%
2003	0.95% to 1.85%	33,718	6.59 to 6.40	221,102	0.19%	23.26% to 22.14%

Wells Fargo Advantage Funds SM– Growth Fund – Investor Class
2007	0.95% to 1.45%	41,166	16.09 to 15.76	654,897	0.00%	26.20% to 25.56%
2006	0.95% to 1.45%	31,689	12.75 to 12.55	400,625	0.00%	6.71% to 6.17%
2005	0.95% to 1.45%	15,301	11.95 to 11.82	181,762	0.00%	7.96% to 7.42%
2004	0.95% to 1.45%	1,702	11.07 to 11.00	18,787	0.00%	11.50% to 10.93%

Wells Fargo Advantage Funds SM– Large Cap Growth Fund – Investor Class
2007	1.30%	67,345	28.52	1,920,567	0.00%	16.58%
2006	1.30%	78,113	24.46	1,910,814	0.00%	2.52%
2005	1.30%	86,404	23.86	2,061,588	0.00%	6.47%
2004	1.30%	89,847	22.41	2,013,457	0.00%	7.23%
2003	1.30%	104,342	20.90	2,180,594	0.00%	25.19%

Wells Fargo Advantage Funds SM– Mid Cap Growth Fund – Class Z
2007	0.95% to 1.50%	27,492	14.73 to 14.51	402,742	0.00%	17.49% to 16.84%
2006	0.95% to 1.50%	24,109	12.54 to 12.42	301,104	0.00%	12.71% to 12.08%
2005	0.95% to 1.50%	35,742	11.13 to 11.08	397,069	0.00%	11.25% to 10.80%	(a) (b)

2007 Reserves for annuity contracts in payout phase:				71,144

2007 Contract owners’ equity				$341,813,434

2006 Reserves for annuity contracts in payout phase				81,495

2006 Contract owners’ equity				$355,699,377

2005 Reserves for annuity contracts in payout phase:				82,830

2005 Contract owners’ equity				$348,541,242

2004 Reserves for annuity contracts in payout phase:				86,864

2004 Contract owners’ equity				$343,538,465

2003 Reserves for annuity contracts in payout phase:				86,845

2003 Contract owners’ equity				$328,058,126

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units. The inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(a)&(b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

64

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

partc.htm
PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year
ended December 31, 2007.

Statements of Changes in Contract Owners'
Equity for the years ended December 31,
2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and 2005.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006 and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Post-Effective Amendment No. 20 on April 27, 2007 (File No. 333-80481) and hereby incorporated by reference.

(2) Not Applicable
(3) Underwriting or Distribution of Contracts between the Depositor and Principal Underwriter
Underwriting or Distribution of contracts between the Depositor and Principal
Underwriter - Filed previously with the Post-Effective Amendment No. 1 on April 28, 2000 (File No. 333-80481) and hereby incorporated by reference.

(4) The form of the variable annuity contract	The form of the variable annuity contract – Filed previously with the Pre-Effective Amendment No. 1 on December 15, 1999 (File No. 333-80481) and hereby incorporated by reference.
(5) Variable Annuity Application	Variable Annuity Application - Filed previously with Post-Effective Amendment No. 2 on April 24, 2000 (File No. 333-80481) and hereby incorporated by reference.
(6) Articles of Incorporation of Depositor	Articles of Incorporation of Depositor - Filed previously with the Post-Effective Amendment No. 20 on April 27, 2007 (File No. 333-80481) and hereby incorporated by reference.
(7) Not Applicable
(8) Fund Participation Agreements
1)Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
2)Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
3)Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
4)Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
5)Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.

6)Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
7)Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
8)Fund Participation Agreement with Lazard filed on April 18, 2008, with Post-Effective Amendment No. 50 (File No. 002-58043) as exhibit 24(b) and hereby incorporated by reference.
9)Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
10)Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
11)Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.
12)Fund Participation Agreement with PIMCO filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 26(h) and hereby incorporated by reference.
13)Fund Participation Agreement with Putnam filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 26(h) and hereby incorporated by reference.
14)Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 24(b) and hereby incorporated by reference.

15)Fund Participation Agreement with W&R filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 26(h) and hereby incorporated by reference.
16)Fund Participation Agreement with Wells Fargo filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 26(h) and hereby incorporated by reference.

(9) Opinion of Counsel	Attached hereto.
(10) Consent of Independent Registered Public Accounting Firm	Attached hereto.
(11) Not Applicable
(12) Not Applicable
(99) Power of Attorney	Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
Gates, McDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NATIONWIDE LLOYDS
A TEXAS LLOYDS
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
AMCO INSURANCE COMPANY (AMCO)
NATIONWIDE INSURANCE COMPANY OF AMERICA
ALLIED TEXAS AGENCY, INC.
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.                                           Number of Contract Owners

The number of Qualified and Non-Qualified contract owners as of February 1, 2008 was 3,956 and 0 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services
Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:
(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

SIGNATURES
As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 2008.

NATIONWIDE VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact